CSMC 2021-RPL3 Trust ABS-15G

Exhibit 99.10

Buyer Loan #	Next Due Date	Last Payment Date	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Borrower Deceased	Property Address 1	Property City	Property State	Property Zip	Strategy	CONTACT HISTORY COMMENT
430561984	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Other - Servicing	BORROWER CONTACT: Borrower was unresponsive to collection efforts until foreclosure referral, then reinstated XX/XXXX, hardship was caused by prolonged illness and hospitalization of daughter, resolved when she was allowed to work from home to care for her. 3x30 delinquency in XXXX was cured XX/XXXX and loan remains current, last contact XX/XXXX escrow inquiry.

REASON FOR DEFAULT: Family illness

FORECLOSURE: Referred to foreclosure XX/XXXX, title is clear, reinstated prior to first legal.

BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. Borrower advised XX/XXXX that she sustained a loss from toilet overflowing but was told by insurer that policy had been canceled for non-payment. Servicer determined that xxx stopped escrowing in XXXX and XXXX never received a cancellation notice. She filed claim XX/XXXX and re-established her insurance XX/XXXX, Servicer advised her to contest the denial of her claim due to no record of a cancellation notice. No further info noted regarding damages or claim status; comments indicate HOI policy is currently in effect. DOL and COL are unknown.

431958418	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Other - Title Critical	BORROWER CONTACT: Borrower on XX/XXXX stated they are in quarantine due to having XXXX but they did not request assistance. Last contact XX/XXXX borrower called in to see if servicer received written authorization to get wife on loan, servicer advised no.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

TITLE: Break in chain of title. XXXX deed is held by 3rd party, and encumbers 3 parcels, one of which is subject parcel. Next deed of record recorded in XXXX, from borrower and spouse, to themselves (to add spousal language), for one parcel. Subsequent XXXX deed (spouse to borrower), and XXXX deed (borrower to themselves and new spouse) are for one parcel. No deed from XXXX owner of single parcel to borrower found. TPOL insures subject mortgage.
431959199	2/15/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Other - Title Critical	BORROWER CONTACT: XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: History indicates the borrower was previously discharged from BK (no dates provided).

PROPERTY: No property issues found.

TITLE: Subject mortgage has been released by original lender. Release recorded in XXXX7.

431959157	3/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower inquiring about who the payee is and where to send her new hazard insurance documents. Minimal contact with the borrower as they have been current for the last 28 months.

REASON FOR DEFAULT: The reason for default was medical issues.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431958233	2/1/2021	1/3/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in on XX/XXXX requesting to have the existing payment arrangement deleted, was expecting funds to bring the loan current; declined loss mit. RFD was due to excessive obligations; dishwasher broke and had to pay out of pocket over $XXXXorrower stated on XX/XXXX that they made the payment to the prior servicer and the check has not been cashed; was advised to wait and see if the payment gets sent back. Borrower inquired about escrow refund in XX/XXXX and was advised that a check was received but that it was put into escrow account due to loan still had escrow shortage. Last contact was on XX/XXXX, borrower called in to change banking information. Escrow analysis statement was sent on XX/XXXX. Loan is current.

REASON FOR DEFAULT: Excessive obligations, dishwasher broke.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower stated on XX/XX/XXXX  that the dishwasher broke and flooded the floor. Extent of the damage is unknown. No details regarding repairs provided.

431956972	2/15/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower declined assistance in XX/XXXX, and was unable to refinance in XX/XXXX. Borrower mentioned a payment adjustment due to LPI in XX/XXXX that increased the on-going hardship. Borrower declined assistance again in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower began making double payments, and loan reinstated in XX/XXXX. Last contact was in XX/XXXX when borrower verified the due date.

REASON FOR DEFAULT: Income curtailment, payment increase

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959028	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing, last contact XX/XXXX to change ACH draft date.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958497	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the co-borrower called in to go over their monthly statement. The borrower appears to be cooperative during noted conversations. The loan has remained current with consistent payments over the last 36 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history notes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957975	2/1/2021	1/3/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was offered a deferral in XX/XXXX but declined and brought loan current. Last contact XX/XXXX borrower called in and discussed when auto payments are taken out of bank. Servicer advised payments are deducted on the 3rd of the month.

REASON FOR DEFAULT: Excessive obligation

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957367	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was rolling 30-delinquent from missed payment XX/XXXX until cured in XX/XXXX. Borrower was unresponsive until XX/XXXX and declined to discuss loss mitigation, hardship caused by spouse job change with less income. Account is current last 2 years with little contact, last contact XX/XXXX inquiry about ACH dates.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A
BANKRUPTCY: BK7 discharged prior to XX/XXXX, case details not provided.

PROPERTY: Property is owner occupied. No property issues noted.

431340045	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity or contact with borrower was found.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431957894	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX when ATP, borrower's daughter, made a phone payment. Prior comments on XX/XX/XXXX indicated ATP no longer wanted to be the successor of the loan however, she would continue making monthly payments until she XXXXided what she wanted to do with the property, possibly sell it. Comments on XX/XX/XXXX first indicated borrower had passed awayXX/XXXX. ATP stated in XX/XXXX she would send in Death certificate once she consulted with a lawyer. Unknown if Death certificate has been received.

REASON FOR DEFAULT: No monthly payment default.  However, ATP stated on XX/XXXX her RFD as curtailment of income.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.

431959536	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower called to see if hazard insurance paid, servicer advised yes. Nothing further discussed.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959470	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Appears borrower was in midst of trial mod prior to start of contact history, final trial payment received on XX/XXXX, final mod approved on XX/XXXX, signed mod received from borrower on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower wanted to verify her payment amount now that escrow shortage has been paid, advised that she would need to pay $XXXX45 in XX/XXXX.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
430930059	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Prior mod in XX/XXXX noted as of XX/XXXX. Borrower requested assistance in XX/XXXX, reviewed for loss mit in XX/XXXX, denied in XX/XXXX, appealed XXXXision with new financials as of XX/XXXX, approved for trial mod as of XX/XXXX, borrower accepted on XX/XXXX, approved for final mod as of XX/XXXX, signed mod docs received from borrower on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower returned call, was advised of cure amount, ACH was set up.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.
431957746	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called to discuss taxes and questioned if they have increased. The borrower appears to be cooperative during noted conversations. The loan has been modified in the past but unable to determine the date in the contact history notes. The loan has remained current throughout the past 12 months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes indicate a discharged bankruptcy in the past but unable to confirm chapter, case number or filing dates.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430571277	1/29/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX. the borrower called in to confirm the city taxes were paid. The borrower appears to be cooperative during noted conversations. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No recent indication of hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957005	3/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called while at the bank branch and made payment. Said had a death in the family. Also confirmed the loan modification was completed. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to death in the family. No recent indication of hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957034	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower withdrawing from any Assistance that was requested XX/XXXX.

REASON FOR DEFAULT: There was no reason for default notated in the comments.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431335238	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower noted in the contact history. The notes indicate the loan XXXX have been modified in the past. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of damage or ongoing repairs.
431957128	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower inquired about how payments show being posted. Servicer advised the prior payment made will show on the next billing statement.

REASON FOR DEFAULT: No payment default in the past year. Prior default is unknown.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XX/XXXX as owner occupied. Current property condition is unknown.
418349774	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on escrow accounts. The final contact is on XX/XX/XXXX when the borrower said that they had not received a statement.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be that a tree came through the roof.  He was filing an insurance claim.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958108	2/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs and draft payments. The last contact is on XX/XXXX when the borrower called to make an ez pay.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959132	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with borrower inquiring about the escrow analysis. Minimal contact with the borrower over the last 36 months.

REASON FOR DEFAULT: There was no recent reason for default notated in the comments. FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431958451	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted. Borrower hardship noted XX/XXXX due to curtailment of income; self-employed and having slow work. Welcome call completed XX/XXXX. Borrower called to confirm paymentXX/XXXX. Borrower called to confirm ACH payment XX/XXXX. Last contactXX/XXXX to confirm payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied.  XXXX disaster area noted, no indication property was affected.

419988462	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 months with little contact. Last contactXX/XXXX to confirm NSF check had cleared, no hardship noted.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Occupancy is not verified. No property issues noted.

431957167	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was current until defaulting in XX/XXXX. RFD borrower going on disability due to medical issues (no details given). Workout processed and mod approved, made trial payments and mod completed in XX/XXXX. Loan has been current since the mod and little contact with the borrower.

REASON FOR DEFAULT:  Borrower illness, on disability.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Property is owner occupied. Property is located in XXXX declared  disaster area, XX XXXXs in XX/XXXX. No indication property was impacted.

431959391	2/1/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. No contact with current servicer. Borrower has remained current for the past three years.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958971	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was offered assistance on XX/XXXX, borrower declined . No other loss mit activity noted. Last contact on XX/XXXX, borrower inquired about account and payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431957300	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the authorized third party called about ACH and was advised of the next draft date. The borrower appears to be cooperative during noted conversations. The history shows the loan was modified in XX/XXXX after completing a trial modification and has remained current since that time. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957819	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower advised hardship XX/XXXX caused by self-employed income curtailment due to unable to work since XX/XXXX due to illness. Complaint filed after foreclosure referral about funds taken to branch XX/XXXX that were misapplied to a car loan, corrected to reinstate 6 payments XX/XXXX. Borrower defaulted again XX/XXXX due to continued unemployment, forbearance was approved for 3 months and account reinstated XX/XXXX. Borrower remains current last 23 months with no further contact sinceXX/XXXX confirstion of ACH setup.

REASON FOR DEFAULT: Borrower illness and unemployment

FORECLOSURE: Referred to foreclosureXX/XXXX, reinstated XX/XXXX

BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431959363	2/1/2021	1/4/2021	XXXX	XXXX			No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower called in to discuss loan details, servicer answered all questions. REASON FOR DEFAULT: Unknown FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431959003	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with borrower checking on their payment. Minimal contact over the last 36 months.

REASON FOR DEFAULT: There was no recent reason for default notated in the comments. In XX/XXXX it was excessive obligations.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431959021	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since XX/XXXX modification except for missed payment XX/XXXX, cured in XX/XXXX. There is no borrower contact at the delinquency and little ongoing contact. Last contactXX/XXXX fee inquiry.

REASON FOR DEFAULT: Not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431959114	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: XXXX incentive payment noted on XX/XXXX. Borrower requested assistance and loss mit review in XX/XXXX, closed on XX/XXXX due to application inactivity. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to make payment on his other account.

REASON FOR DEFAULT: Excessive obligations and payment adjustment.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Borrower indicated receipt of insurance check as of XX/XXXX, requested the check to be endorsed, no details provided regarding claim date, cause of loss, date of loss or claim amount. Pending completion of repairs and final inspection as of XX/XXXX, no other details provided. No other property issues noted. Owner occupied as of XX/XXXX.

431959472	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower noted as interested in loss mit review and mod as of XX/XXXX, no other details provided. XXXX incentive payment noted on XX/XXXX. Borrower indicated she was doing loss mit review with prior servicer as of XX/XXXX, deemed no active forbearance plan at time of transfer as of XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower called regarding statement and that the letter said she owed $XXXX1 when she doesn't pay $XXXX, was advised that she paid $XXXX.

REASON FOR DEFAULT: Servicing problems

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.

431959183	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with little borrower contact. Borrower advised he is self-employed an affected by XXXXXX/XXXX, but declined assistance. Last contactXX/XXXX for phone payment.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958356	2/1/2021	1/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: In XXXXX/XXXX borrower was paying after late charge date, near the end of the month. RFD was excessive obligations. Workouts discussed but no plans available. By XX/XXXX borrower was making payments prior to late charge date and has been since then.

REASON FOR DEFAULT:  Excessive obligations

FORECLOSURE:  No FC activity

BANKRUPTCY:  BK13 filed in XXXX, discharged XX/XXXX.

PROPERTY:  Owner occupied

431958698	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Workout plan starts on XX/XXXX. Notes from XX/XXXX show that the borrower has been approved for a modification pending trial payments. The trial payments are completed and the borrower makes the first payment in XXXX XXXX. Notes from XX/XXXX show that the borrower has applied for another modification, but the loss mit process is closed on XX/XXXX due to inactivity.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a curtailment in income and later notes change it to excessive obligations.  Notes from XX/XXXX show that the borrower got behind due to some medical issues and there is only one person in the household that's working.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957509	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to draft payments with the final contact on XX/XXXX.

REASON FOR DEFAULT:  The RFD from XX/XXXX is a curtailment in income.  The borrowers son is helping make the payments on the home and he was recently terminated.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959190	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: There is no borrower contact last 3 years except for welcome call XX/XXXX except forXX/XXXX request for website login assistance. No hardship was provided for 3x30 delinquency in XXXX or for rolling 30-delinquency from missed payment XX/XXXX until cured XX/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958845	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was chronic 30-delinquent in XXXX with little borrower contact. Borrower reinstated 2 payments in Fb XXXX and remains current with no contact sinceXX/XXXX phone payment.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957461	2/1/2021	1/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the co-borrower called into make a payment over the phone. The borrower appears to be cooperative during noted conversations. The loan has remained current throughout the last 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
418350105	2/1/2021	1/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Retention options were discussed on XX/XXXX; RFD due to excessive obligations. Borrower was approved for a trial mod in XX/XXXX. Borrower called in on XX/XXXX and was advised that all the payments for the trial plan had been received. Loan was modified effective XX/XXXX, modified balance $XXXXXXX.XXod was processed in XX/XXXX. Last contact was on XX/XXXX, borrower called in for ACH inquiry. Loan is current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958499	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , outbound call to the borrower to advise of the upcoming interest rate and payment change beginning with the XX/XXXX payment. The borrower appears to be cooperative during noted conversations. The loan has remained current throughout the last 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history notes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958370	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on escrow accounts. The most recent contact is on XX/XXXX when the servicer told the borrower that they do not do refinances.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958626	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower set up monthly ACH.

REASON FOR DEFAULT: No payment default in the past year. Prior RFD is unknown.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Current property occupancy was not provided in comments. Comments on XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs on XX/XXXX. Comments did not indicate subject property was effected by the XXXX.
430930123	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Mod prior to start of contact history noted as of XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, borrower called regarding payment amount, advised his statement was showing for two months, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUES: Per call with borrower on XX/XXXX, borrower was notified of municipal lien on property, was advised to contact county, no other details provided. Current status of lien not provided. No other title issues noted. Current title report reflects a XXXX muni lien.
431959035	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since missed payment XX/XXXX was cured in XX/XXXX. There is no borrower contact at delinquency, hardship not provided. Last contact XX/XXXX tor replace NSF check.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. Claim proceeds released to borrower XX/XXXX, claim is not monitored, no information noted about damages or repairs.

430561949	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower called in to discuss details of the loan which servicer explained. Comments indicate auto pay is set up on loan.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957074	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with little borrower contact. Last contact XX/XXXX to change ACH amount.

REASON FOR DEFAULT:XX/XXXXORECLOSURE:XX/XXXXANKRUPTCY:XX/XXXX
FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957432	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had one 30-day delinquency that he reinstated the following month, in XX/XXXX. No further contact. Loan transferred servicing in XX/XXXX.

REASON FOR DEFAULT: XXXX-excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958442	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted. Servicer notes reviewing borrower financials XX/XXXX. Borrower inquired about status XX/XXXX. Servicer approved special 6-mo FB with payments of $XXXXue XX/XXXX. Welcome call completed XX/XXXX. Borrower indicated hardship XX/XXXX due to death of mother. Last contact XX/XXXX borrower called to confirm insurance.

REASON FOR DEFAULT: Family death.

FORECLOSURE: Loan noted to be in FC at start of history; referral date unknown.  FC action closXX/XXXXdXX/XXXX.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431352001	2/1/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact except for XX/XXXX welcome call.

REASON FOR DEFAULT:XX/XXXXORECLOSURE:XX/XXXXANKRUPTCY:XX/XXXX
FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958386	2/15/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower is XXXXlining any short sale options. Notes from XX/XXXX show that the loan was reinstated with XXXX funds. Funds were in the amount of $XXXX00 starting on XX/XXXX and was completely funds on the same date. Notes from XX/XXXX shows that only the wife is working. Notes from XX/XXXX show that the borrower is entering a repayment plan on XX/XXXX. The final contact is on XX/XXXX when there was a payment problems between the servicer and the borrower as to who was responsible for the current months payment.

REASON FOR DEFAULT:  Notes from XX/XXXX shows that only the wife is working.

FORECLOSURE: Notes from XX/XXXX show that the property is in foreclosure.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958867	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was rolling 30+ delinquent XXXX-XX/XXXX with regular borrower contact throughout the delinquency. Borrower completed a repay pan to fully cure, last contact XX/XXXX to confirm ACH setup.

REASON FOR DEFAULT:  Income curtailment, details not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431959523	2/1/2021	1/4/2021	XXXX	XXXX			No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower made a payment over the phone which posted same day. REASON FOR DEFAULT: Curtailment of income FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431487800	2/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower reports they have been impacted by XXXX, borrower is advised there are no XXXX options available. Borrower has not been responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XXXX, borrower states they are just going to let the house go to FC.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957384	2/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XXXX, borrower calls in to cancel a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431958304	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower called in and discussed loan details. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431958654	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to ask if possible to get equity out of home. Was advised the servicer is not a lender. Also asked if could lower the interest rate. No indication of hardship during the call and the loan has remained current throughout the last 12 months. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No indication of ongoing hardship..

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes reflect a discharged bankruptcy, unable to confirm chapter, case #, or dates in the contact history notes.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431957646	2/15/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in with only minor delinquency. Borrower stated on XX/XXXX that her payment was made to the prior servicer. Borrower declined a 6 month repayment plan offer on XX/XXXX stating that she had the payment on bill pay and will update the bill pay to send the payments to the current servicer. Last contact was on XX/XXXX, borrower promised to pay on the 28th, also inquired about refinancing and was advised that they can refinance with any loXXl bank. Escrow analysis statement was sent on XX/XX/XXXX .

REASON FOR DEFAULT: Service transfer; no payment in XX/XXXX due to payment was sent to the prior servicer.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Loss draft check iao $XXXX5 was received in XX/XXXX. Claim check was endorsed and released to the borrower due to current on payments and claim under 15K threshold. No details regarding damage or repairs provided.
431959379	2/1/2021	1/16/2021	XXXX	XXXX			No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower called in to confirm servicer had correct hazard insurance which servicer advised yes. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431959256	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Initial contact with borrower concerning hazard claim. Welcome call completed XX/XXXX. Borrower sent proof of paymentXX/XXXX. Borrower inquired about double paymentXX/XXXX. Last contact XX/XXXX borrower confirmed XXXX payment.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes XX/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied.  Hazard insurance claim noted XX/XXXX; details of claim not provided. Date of loss XX/XXXX. 1st draw requestedXX/XXXX. Claim reclassified XX/XXXX; funds endorsed and released. repairs confirmedX% completedXX/XXXX.

431957816	2/1/2021	1/1/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was unresponsive throughout delinquency in early XXXX and then rolling 30-delinquency from XX/XXXX until cured XX/XXXX. Non-obligated spouse and SII made contact XX/XXXX, she remains in home and has paid timely last 18 months, declined to pursue assumption or mod. Last contact XX/XXXX to confirm account is escrowed.

REASON FOR DEFAULT: Borrower deceased XX/XXXX

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958486	2/15/2021	1/26/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made five payments that were more than 30 days late between XX/XXXX and XX/XXXX. Borrower applied for hardship assistance in XX/XXXX, but after discussing the mod process with borrower, he withdrew the application. No contact again until after the loan transferred servicing in XX/XXXX. Borrower was unaware of the transfer. Borrower had auto-withdrawal with previous servicer, which didn't transfer over; borrower made a phone payment in XX/XXXX and again in XX/XXXX. Minimal contact since then, when borrower would give a promise to pay. Last contact was in XX/XXXX when borrower made another promise to pay. Loan has remained current since late XXXX.

REASON FOR DEFAULT: Divorce, child support payment increased

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958352	3/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was rolling 30 days late until XX/XXXX. Workout was in progress to modify the loan but the borrower had misunderstood, thinking the loan was being refinanced. When she learned about the modification she withdrew from the workout. Said she didn't need assistance and could make the payments. No RFD given. Loan current since XX/XXXX.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  No FC activity

BANKRUPTCY:  Borrower filed BK13 XX/XXXX , dismissed XX/XXXX because borrower didn't file required schedules.

PROPERTY: Owner occupied. In XX/XXXX borrower requested endorsement of loss drafts, initially servicer notes the claim won't be monitored and all funds released, then in XX/XXXX changed to monitoring required. Loss notes through XX/XXXX indicate final inspections had not been completed. No further notes and no docs found in file to show claim amount, cause and date of loss. BPO dated XX/XXXX shows no visible damage.
431497810	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Loan transferred servicing in XX/XXXX, and borrower requested a loss mit review. Borrower submitted an application in XX/XXXX, and asked about his maturity date, which was later that year. Servicer approved a verbal repay plan, borrower declined as not affordable. Servicer approved a trial mod plan in XX/XXXX that finished in XX/XXXX, but final mod documents were not sent to borrower until XX/XXXX. modification was completed in XX/XXXX. Borrower called about a payment increase in XX/XXXX and in XX/XXXX, increase was due to an escrow shortage. Borrower disputed the shortage amount in XX/XXXX; no further contact.

REASON FOR DEFAULT: Loss of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
431958851	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing after XX/XXXX reinstatement except for an NSF reversal XX/XXXX not cured until XX/XXXX. Borrower made contact for payment, no hardship provided. Last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: Not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957320	2/1/2021	1/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current since XX/XXXX. Only contact with borrower was on XX/XXXX when loan service transferred, she was concerned about her FICO being affected. RFD not XXptured.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431958792	2/15/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Per comments con XX/XXXX, borrower was possible being reviewed for loss mit with prior servicer and was in active forbearance agreement with prior servicer. Per comments on XX/XXXX, borrower noted as not in active forbearance at time of transfer from prior servicer, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, borrower requested cancelling of ACH due to fraudulent activity on account, stated would make payment when issue resolved.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XXXX.
431957187	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Loan is a discharged BK7. Borrower called in on XX/XXXX stating that he had faxed the reaffirmation agreement and was advised it was never received. 3rd party (spouse) also called in the same day wanting to know why the payments were not being reported to the credit bureau and was advised due to discharged BK. Last contact was on XX/XXXX, borrower called in to inform that his spouse emailed the reaffirmation agreement and was advised that it was not received.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BK7, filed on XX/XXXX6, discharge date unknown.

PROPERTY: No property issues found.

431959425	2/15/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower advised of service transfer, borrower stated he would start paying on XXXX 1st.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431958591	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted. Majority of contact to schedule payments. Welcome call completed XX/XXXX. Servicer reviewed payment options XX/XXXX. Servicer offered repayment plan XX/XXXX; advised of maturity date. Servicer confirmed remaining term of FBXX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes XX/XXXX BK discharge; details of filing not provided.

PROPERTY: Property occupancy is unknown. Borrower inquired about hazard insurance claim check XX/XXXX; no further details provided.
431339956	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact since XX/XXXX welcome call.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958178	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower called to discuss Escrow analysis and escrow disbursement history.

REASON FOR DEFAULT: No payment default in past year. RFD was last noted on XX/XXXX as medical issues. Loss Mit assisted borrower in a Stip to Mod plan. Borrower made 3 monthly payments from XX/XXXX thru XX/XXXX then loan was modified.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was noted on XX/XXXX as owner occupied. Current property condition is unknown.

431489962	2/1/2021	1/14/2021	XXXX	XXXX			No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact with borrower on XX/XX/XXXX , payment discussed, borrower scheduled through bill pay. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
430572065	3/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX. the borrower called due to not receiving a statement and likes to mail the payment with the statement. A copy was requested to be sent. The borrower appears to be cooperative. The loan as modified in XX/XXXX and has remained current since that time. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to marital problems. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure until the modification was completed in XX/XXXX. No further FC activity found.

BANKRUPTCY: The notes reflect a discharged bankruptcy in XX/XXXX. Unable to confirm chapter filed, case number, or filing date. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958046	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower made a payment over the phone which posted same day. Nothing further discussed.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958027	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, borrower called to get XXXX information.

REASON FOR DEFAULT:  RFD not needed.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431959336	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was chronic 30-delinquent in XXXX, cured in XX/XXXX through completion of a 6-month repay plan. Loan is current last 2 years with little ongoing contact, last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: Income curtailment for self-employed XXXX

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958812	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, co-borrower called to make payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.

431488916	2/1/2021	1/1/2021	XXXX	XXXX			No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower requested copy of XXXX from XXXX, servicer sent to borrower. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431959313	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. NSF was processed in XX/XXXX but borrower was able to make 2 payments the following month keeping the loan current. Escrow analysis was sent on XX/XXXX. No contact with borrower noted in contact history.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

419988252	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower requesting a copy of their escrow analysis. There has been minimal contact with the borrower as they have remained current for 36 months.

REASON FOR DEFAULT: There was no reason for default provided.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431958947	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Prior mod in XXXX noted on XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, co-borrower called to verify if payment was set up, advised yes and was advised of ACH.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431957544	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower made a payment over the phone which posted same day, nothing further discussed

REASON FOR DEFAULT: Curtailment of income noted in XX/XXXX.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957766	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Limited contact with borrower with last contact XX/XXXX regarding escrow shortage. Loan has been paid as agreed over the last 3 years and is current.

REASON FOR DEFAULT: XX/XXXXORECLOSURE:  No FC activity noted

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied with no damages noted
419159993	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower called to confirm ACH was set up and made a payment.

REASON FOR DEFAULT: No payment default in past year.  Prior RFD is unknown.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted XX/XXXX as owner occupied. Current property condition is unknown.
431187489	3/15/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower struggled with payments in XXXX, RFD excessive obligations then unemployment with no benefits. Back to work, made regular monthly payments through XXXX bringing the loan current in XX/XXXX. Fairly regular contact with the borrower for payment arrangements. Loan has been current since XX/XXXX and contact mostly administrative. Last contact XX/XXXX.

REASON FOR DEFAULT:  Unemployment

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431339138	3/1/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the co-borrower called because the website wasn't letting her make the payment. Made the payment by phone. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958346	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for 36 months. Borrower was paying after the late charge date before XXXX. Borrower had regular contact with the servicer and the RFD was noted to be the grace period and excessive obligations. In XXXX the borrower begins to pay before late charge date. Borrower has paid extra principal in addition to the XXXX incentive payments. Last contact

REASON FOR DEFAULT:  Excessive obligations

FORECLOSURE: No FC activity

BANKRUPTCY:  No BK activity

PROPERTY: Owner occupied
430571649	4/1/2021	1/26/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX . the borrower said a payment has already been scheduled to come out of her account. The borrower appears to be cooperative during noted conversations. The loan was modified in XX/XXXX and has remained current since that time. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
418349797	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: A trial mod is approved starting XX/XXXX. Trial payments are made and the new mod is signed on XX/XXXX. Final contact is on XX/XXXX when the borrower cancels the ACH and put loan on to bill pay.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be some medical issues.  Notes show that the loan balloons XX/XXXX so the borrower is applying for a modification.  Notes from XX/XXXX show the rfd to be unemployment.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431489487	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payment and checking on escrow accounts. Final contact is on XX/XXXX. Notes from XX/XXXX show that there are two parcels on the property and that they were going to sell at tax auction. Borrower said that he had mailed a check to the prior servicer but the servicer never located the check.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431344537	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity or contact with borrower was found.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431489665	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Fairly regular recent contact is recorded with borrower making payment arrangements. Borrower has been cooperative. The most recent contact was on XX/XX/XXXX with a tax doc being discussed.

REASON FOR DEFAULT: XX/XXXX Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

418347607	1/30/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958387	2/1/2021	12/30/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact with the borrower is limited to PTPs, draft payments and checking escrow accounts. The final contact is on XX/XXXX when the borrower calls to schedule a payment.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD a curtailment in income.  Borrower enters a repayment plan on XX/XXXX.  On XX/XXXX the rfd changes to excessive obligations.  On XX/XXXX the rfd changes to an illness with the borrower.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957693	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower is making trial payments on a modification. A step rate mod is approved on XX/XXXX. The final contact is on XX/XXXX when the servicer called to say that was pending LPI.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

418822275	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers struggled to make the monthly payments when history began in XXXX. Borrowers were on a repayment plan but could not keep the plan; primary borrower stated on XX/XXXX that he had back to back death and family illness and emergency in the past 3 weeks and not able to keep the repayment plan from the prior servicer. Demand notice was sent on XX/XXXX. Borrowers were entered into a trial plan agreement in XX/XXXX, complete the plan in XX/XXXX and received approval for a mod effective XX/XXXX. NSF was processed in XX/XXXX. Dispute was received on XX/XXXX, co-borrower was disputing the late fee iao $XXXXxplaining that she did not provide the incorrect account number for ACH; co-borrower was provided the ACH form that showed a different account number; late fee was waived as courtesy. Last contact was on XX/XXXX, borrower was advised that there would be a delay in processing the ACH but no penalties would be applied. Loan is current.

REASON FOR DEFAULT: Deaths and illness in the family.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The borrower stated in XX/XXXX that there was XXXX issue at her home that needed to be fixed. Notes on XX/XX/XXXX  indicates that the home repair was resolved.

431958146	2/1/2021	1/29/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had monthly contact with prior servicer, and declined a repay plan in XX/XXXX. Borrower passed away in XX/XXXX and daughter (successor in interest-XX/XXXX) began making the payment. Loan transferred servicing in XX/XXXX. The daughter declined an assumption in XX/XXXX. XXXX incentive was applied in XX/XXXX. The daughter made phone payments, and declined a verbal repay plan in XX/XXXX; she made a double payment that month to reinstate the loan, and has since remained current. XXXX incentive was applied in XX/XXXX. daughter calls every few months to schedule future payments. Last contact was in XX/XXXX during a phone payment.

REASON FOR DEFAULT: XXXX-car repairs, helps daughter with bills, medical expenses, borrower illness. Borrower passed away XX/XXXX. XXXX-household income XXcareased after borrower death, daughter has a costly medical situation

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958741	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower reports they have been impacted by XXXX, assistance is requested. The most recent contact was on XX/XXXX borrower is scheduling a payment and withdraws their request for XXXX assistance.

REASON FOR DEFAULT: XX/XXXX curtailment of income. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430562610	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower called to discuss billing statement and amount due, transferred to BK department, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: Per comments on XX/XXXX, it's possible loan was in FC and placed on hold for BK since XXXX. No other FC activity noted.

BANKRUPTCY: BK13 filed on XX/XXXX14, POC filed on XX/XXXX, discharged on XX/XXXX. No other BK activity noted.

PROPERTY: No property issues noted.
431959057	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact in the past year was on XX/XX/XXXX , Borrower calls in to discuss their escrow account and a tax form.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958799	2/15/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower informed servicer that he has LPI on mortgage, was advised servicer doesn't upgrade LPI and to look for personal insurance.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431488192	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XXXX with the borrower calling in to schedule a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431350704	2/1/2021	1/16/2021	XXXX	XXXX			No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX servicer completed welcome call with borrower. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431294733	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Multiple mods from prior servicer noted, most recent mod noted as of XX/XXXX, effective date of mod noted as XX/XXXX, no other details noted. No other loss mit activity noted. Last contact on XX/XXXX, welcome call with XXXX.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: Loan referred to FC on XX/XXXX, Complaint filed on XX/XXXX, Service completed on XX/XXXX, FC placed on hold for BK as of XX/XXXX. Reason for FC stop was due to reinstatement as noted on XX/XXXX. Attorney confirmed file was closed as of XX/XXXX. Motion to dismiss FC filed XX/XXXX, granted on XX/XXXX, no other details provided. No other FC activity noted.

BANKRUPTCY: BK13 filed on XX/XXXX, Notice of Final Cure filed on XX/XXXX, BK noted discharged as of XX/XXXX, BK file closed as of XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.
431958367	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with the borrower after bankruptcy is discharged.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a transfer in employment.  Notes from XX/XXXX show the rfd to be a curtailment in income.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes show that the borrower filed for chapter 7 bankruptcy protection in XXXX and was discharged on XX/XXXX.

PROPERTY: No property issues found.

431959081	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower made a phone payment in XX/XXXX. No contact again until loan transferred servicing in XX/XXXX; borrower was concerned a payment sent to the prior servicer was not credited to the account. No payment was received in XX/XXXX. In XX/XXXX, servicer advised borrower to send proof of the payment for research; no documents were received. Borrower requested a deferment in XX/XXXX, but servicer offered a verbal repay plan and borrower agreed. Plan was completed and a double payment reinstated the account in XX/XXXX; borrower has since remained current. Last contact was in XX/XXXX when borrower verified loan status.

REASON FOR DEFAULT: Payment sent to prior servicer

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged without reaffirmation , details were not provided

PROPERTY: Owner occupied
430571647	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX. the borrower called to see if the servicer does refinances and was advised no. The borrower has inquired about lowering payments recently but has not indicated a hardship. The loan has been modified in the past but unable to confirm the date. The borrower appears to be cooperative during noted conversations. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957438	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Prior servicer approved a trial mod plan in XX/XXXX. modification was completed in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower asked about school taxes paid in XX/XXXX. Borrower requested XXXX assistance in XX/XXXX, but didn't qualify for assistance due to active BK case. BK discharged in XX/XXXX. Borrower verified payment receipt in XX/XXXX.

REASON FOR DEFAULT: XXXX-Not provided. XXXX-XXXX, borrower unemployed

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed XX/XXXX, chapter 13, dischargedXX/XXXX.

PROPERTY: Owner occupied
431959108	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	#VALUE!
418348447	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. No significant notes on the loan. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959494	2/1/2021	1/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account was rolling 30-delinquent prior to XX/XXXX cure, hardship initially caused by borrower illness and dispute re: LPI payment increase when borrower already has insurance. Borrower maintained contact throughout delinquency but declined to pursue loss mitigation, is on fixed income with little surplus for excessive obligations. Granddaughter is authorized on account and reinstated loan XX/XXXX, loan remains current, last contactXX/XXXX rate change inquiry.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958385	2/1/2021	1/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower calls on XX/XXXX to meet the new servicer. The final contact is on XX/XXXX when the borrower made a payment.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be an illness with the borrower which started in XX/XXXX.  The medical bills are also an issue.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958966	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower offered assistance in XX/XXXX, borrower declined on XX/XXXX. Prior mod in XXXX noted on XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to get assistance with online account, user account was unlocked.

REASON FOR DEFAULT: Borrower in between jobs and excessive obligations

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958122	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Welcome call completed XX/XXXX. Borrower called to inquired about payment amount XX/XXXX; inquired about XXXX incentive. Borrower asked about payment increase XX/XXXX. Last contactXX/XXXX servicer reviewed escrow analysis.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431958303	2/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on XX/XX/XXXX called in inquiring why mortgage not being reported to credit report. Servicer advised due to discharged BK 7 and debt not reaffirmed, servicer advised borrower should have reaffirmed debt; borrower hung up. On XX/XXXX an authorized 3rd party called wanting to know if there was any other way to get mortgage reported to credit report other then reaffirming debt, servicer advised no.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: Comments indicate borrower has been discharged from a BK 7 over 10 years ago; no further BK information noted.

PROPERTY: NA

431958225	1/15/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when contact history began in XX/XXXX. Demand letter was sent on XX/XXXX. 3 payments were applied in XX/XXXX bringing the loan current. No contact with borrower noted in contact history.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .

431957515	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: On XX/XXXX borrower called to complain about the home preservation people as they damaged his lawn and destroyed the flowers that his late mother had planted. A work out plan was started on XX/XXXX. The final contact is on XX/XXXX when the borrower called to get tax information and a XXXX.

REASON FOR DEFAULT:  Notes from XX/XXXX show that the RFD is that the borrower is unemployed and has been in the UK.  Notes from XX/XXXX show that the borrower was denied for a modification.  The borrower stated that he was no employed.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431382513	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since reinstatement of 2 payments XX/XXXX, no hardship provided and little ongoing contact. Last contactXX/XXXX for p hone payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958931	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact to schedule payment. Servicer inquired about XXXX impactXX/XXXX from XX/XXXX. Welcome call completed XX/XXXX. Last contact XX/XXXX called to make payment.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431959140	3/1/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with borrower setting up a monthly ACH. The borrower was approved a Mod Trial with 3 payments beginning XX/XXXX. The borrower successfully completed the Trial and was approved for a Mod XX/XXXX. The loan was transferred prior to the Mod being completed as the borrowers were waiting on an appointment with a notary. The executed Mod was received XX/XXXX and adjustments were made in XX/XXXX to reflect the changes.

REASON FOR DEFAULT: The reason for default was not notated in the comments.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431958203	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower called to change her ACH bank account because she had fraudulent activity on her account.

REASON FOR DEFAULT: No payment default in the past year. Prior RFD is unknown.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Comments on XX/XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs on XX/XX/XXXX . Comments did not indicate subject property was effected by the XXXXs.
431957469	2/15/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in and said wants to cancel ACH. The borrower also called on XX/XX/XXXX to discuss the past modification and payment amounts. The notes indicate the loan was modified inXX/XXXX. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959616	3/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower requested letter for ACH.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

430571248	2/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX . the co-borrower called to provide confirstion number for a XXXX payment that was sent. No recent contact noted in the contact history. The loan was modified in XX/XXXX and has remained current since that time. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958413	2/1/2021	1/5/2021	XXXX	XXXX			No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower made a payment over the phone which postedXX/XXXX. Nothing further discussed. REASON FOR DEFAULT: Unknown FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431958394	2/15/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Contacts are limited to PTPs, draft payments and checking on escrows. The final contact is on XX/XX/XXXX when the borrower calls to check the escrow balances.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations.  A workout plan starts on XX/XXXX.  On XX/XXXX notes show that the borrower has more than one loan and the payments were applied to the wrong note.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431488257	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Workout received XX/XXXX as ofXX/XXXX a trial FB plan was approved details of plan not noted. Comments on XX/XXXX indicate FB plan completed and MOD agreement mailed. MOD returned and loan was modified XX/XXXX, details of MOD not noted. Borrower financially qualified. Last contact XX/XXXX borrower stated they would send in insurance declaration page, appears sent in.

REASON FOR DEFAULT: Curtailment of income due to divorce

FORECLOSURE: NA

BANKRUPTCY: BK 7 filedXX/XXXX and discharged XX/XXXX.

PROPERTY: NA

431958173	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has remained current for the past three years. No contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower asked about an escrow analysis in XX/XXXX. Borrower continued making phone payment, and asked servicer to apply suspense funds to the balance in XX/XXXX. Borrower asked about a payment change in XX/XXXX, and continued to make monthly payments, despite mentioning a XXXX hardship. Borrower also declined payment assistance in XX/XXXX. During most recent contact in XX/XXXX, borrower was upset about an interest rate adjustment; servicer advised borrower over the XXp rate stated in the modification.

REASON FOR DEFAULT: XXXX, not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
418920132	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower made a phone payment.

REASON FOR DEFAULT: No payment default in the past year. RFD prior to modification was noted on XX/XXXX andXX/XXXX as excessive obligations and family health issues.

FORECLOSURE: No recent FC activity found. However, loan was prior FC Hold for Loss Mit in XXXX. Loan was reinstated when modified and FC account closed on XX/XX/XXXX .

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy status was last noted on XX/XX/XXXX  as owner occupied.  Current property condition is unknown.

TITLE ISSUES: Comments indicated there was a prior unreleased Sr. Lien from XXXX. Title Claim completed on XX/XXXX. Title issue resolved XX/XXXX.
431957941	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower called in on XX/XXXX wanting to add her daughter to the Title of her home for estate planning and was advised to contact a loXXl title company or clerk's office to assist. Borrower was advised on XX/XXXX of an interest rate change in XX/XXXX. NSF was processed on XX/XXXX but payment was replaced on XX/XXXX. Escrow analysis statement was sent on XX/XXXX. Last contact was on XX/XXXX, borrower called in wanting to know if the servicer offers a reverse mortgage and was advised no.

REASON FOR DEFAULT: Illness of borrower.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958479	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had sporadic contact with prior servicer, usually giving a promise to pay, as borrower would usually pay at a branch. XXXX incentive applied in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower set up auto-draft payments in XX/XXXX. No further contact.

REASON FOR DEFAULT: XXXX-Excessive obligations, son pays the mortgage

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958983	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower informing the servicer a payment had been mailed. There is communication between the borrower and the servicer.

REASON FOR DEFAULT: Borrower had a curtailment of income in XX/XXXX but did not want assistance and would try to keep up the payments on their own.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431339108	2/1/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: History shows borrower calling several times to make payment arrangements. Borrower has been cooperative. The most recent contact was on XX/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: XX/XXXX Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431490149	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower has been making payments to another company because she had received a letter saying that the loan had been sold and to make her payments XXXX. Borrower is approved for a trial mod with six payments starting in XX/XXXX. Trial payment are made and a signed mod is completed on XX/XXXX.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: File to attorney date is XX/XXXX.  Foreclosure is later delayed for bankruptcy and later for loss mit options.

BANKRUPTCY: Borrower filed for Chapter 7 bankruptcy protection in XXXX and was discharged on XX/XXXX.

PROPERTY: No property issues found.

431957210	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in XX/XXXX to inquire about insurance. Last contact was on XX/XXXX, borrower requested escrow removal, also stated that he wanted to look for his own flood insurance and requested a new escrow analysis due to new insurance received. Loan is current.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property loss notes in XXXX. DOL: XX/XXXX, COL appears to be due to XX/XXXX. Claim was initially monitored but was re-classified as non-monitored in XX/XXXX; inspection ordered forXX/XXXX was cancelled. Claim amount not available. No details regarding damage or repairs provided. Exterior BPO in file dated XX/XXXX noted property in Average condition and not needing repairs. There have been no current discussions about damages to the property.

431489522	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower signed a modification on XX/XXXX. A second modification is completed per notes of XX/XXXX9. The final contact is on XX/XXXX when the borrower calls to see if the account is current.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be the borrower is on a fixed income.  On XX/XXXX the rfd is that the borrower is in a nursing home.  He says that all of his money is going towards medical bills.  Unclear if borrower ever left the nursing home to return to the subject property.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959164	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since reinstatement of 8 payments XX/XXXX, source of funds is not noted. Last contact XX/XXXX to change ACH draft date.

REASON FOR DEFAULT: Borrower unemployment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.
431337473	2/1/2021	1/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower was advised of the amount due that month, and set up auto-draft payments. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431957556	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower called inXX/XXXX asking about refinance, servicer advised they do not and to call bank of choice. Nothing further discussed.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: Comments on XX/XX/XXXX  indicate borrower has been discharged from a BK 7, there are no details of the BK noted.

PROPERTY: NA

431957464	2/1/2021	1/3/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to ask for a copy of their deed of trust. The borrower appears to be cooperative during noted conversations. The loan has remained current throughout the past 12 months and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430562375	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was 2x30 in XXXX, no hardship is noted. Borrower has paid timely since XX/XXXX reinstatement with little ongoing contact. Last contactXX/XXXX for phone payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/AANKRUPTCY: BK7 filedXX/XXXX, discharged XX/XXXX without reaffirmation.
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958202	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower inquired about payment increase. Servicer advised ARM note and payment will adjust yearly. Borrower stated she couldn't afford it increasing because she was a 78 year old woman and couldn't afford that and XXXX sell subject property. Servicer advised to go up on tenants rent since borrower mentioned she rents out subject.

REASON FOR DEFAULT: No payment default.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XXXX as tenant occupied. Current property condition is unknown.
431958062	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for 36 months. Only contact with borrower has been administrative. Last contactXX/XXXX.

REASON FOR DEFAULT:  XX/XXXXurrent loan

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied. Property is located in XXXX declared  disaster area, XX XXXXs XX/XXXX. No indication property has been impacted.

431958154	2/15/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. No contact with borrower, who usually pays via the website.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431487780	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Only noted contact XX/XXXX; borrower called to make payment on account.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431958334	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was 2x 30 in XXXX, no contact with borrower so RFD unknown. Otherwise the loan has been current. Only contact with borrower is administrative. Last contact XX/XXXX. On XX/XXXX borrower submitted online notice that they were impacted by XXXX but had the ability to continue paying, no deferral needed.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY: Owner occupied. Property is located in XXXX declared  disaster area, XX XXXXsXX/XXXX. No indication property was impacted.

431958071	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for 36 months. Only contact with borrower was the servicer's welcome call on XX/XXXX.

REASON FOR DEFAULT:  XX/XXXXurrent loan

FORECLOSURE:  No FC activity

BANKRUPTCY:  Discharged BK7, filing date and case number not known.

PROPERTY:  Owner occupied

431958749	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Welcome call completed XX/XXXX. Servicer reviewed payment and ACH XX/XXXX. Last contact, borrower advised of NSF paymentXX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. XXXX disaster area noted XX/XXXX; no indication property was affected.
431488127	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact with the borrower was XX/XXXX making a payment. Minimal contact with the borrower as the loan has been current for 36 months.

REASON FOR DEFAULT: There was no reason for default provided.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No bankruptcy activity

PROPERTY: No property issues noted

431957020	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , The borrower called in to discuss the account and the last loan modification done inXX/XXXX. Said the last payment was paid by bill pay. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No indication that hardship is ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958848	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing except for missed payment XX/XXXX, no hardship is noted. Last contactXX/XXXX for an escrow inquiry.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957257	2/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was working with XXXX in early XXXX, and received XXXX reinstatement funds in XX/XXXX. No further contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower receives income at the end of each month, and declined assistance in XX/XXXX. Borrower asked servicer to stop calling in XX/XXXX, as loan was current. Borrower legally changed her name in XX/XXXX; no other contact.

REASON FOR DEFAULT: XXXX-not provided. XXXX-borrower on disability

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged, details not provided

PROPERTY: Owner occupied
431959064	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Other bills. XX/XXXX Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431959508	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested loss mitigation XX/XXXX, lost job XX/XXXX and unemployment benefits expired. Mod deniedXX/XXXX due to insufficient income, borrower appealed and then reapplied with new servicer XX/XXXX. Trial completed XXXX -XX/XXXX and loan is current since mod finalized XX/XXXX, last contactXX/XXXX for phone payment.

REASON FOR DEFAULT: Borrower unemployment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958131	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: On XX/XXXX borrower is called about a past due account and makes a PTP. Notes show that he is in the grace period and no rfd was given. Remaining contacts are limited to PYTPs and draft payments of the account. The final contact is on XX/XX/XXXX when the borrower makes a change to the ACH payment.

REASON FOR DEFAULT: On XX/XXXX borrower is called about a past due account and makes a PTP.  Notes show that he is in the grace period and no rfd was given.

FORECLOSURE:  No foreclosure activity found.

BANKRUPTCY:  No bankruptcy activity found.

PROPERTY: No property issues found.

431350127	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested a website password reset in XX/XXXX. Loan transferred servicing in XX/XXXX; borrower reviewed account information. No further contact. Borrower pays via the website.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
418349825	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower has sent in an executed mod. Contact is limited to PTPs, draft payments and checking on escrow accounts after mod is closed.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431347841	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made a phone payment in XX/XXXX, and asked about an escrow analysis and a refund in XX/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431344162	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact recorded during the review period was on XX/XXXX, the borrower calls in to set up ACH payments.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431336016	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower noted in the contact history. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958993	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower inquiring about late fees and the grace period. The borrower was delinquent in XX/XXXX due to illness and hospitalized. Three payments were made in XX/XXXX to bring the loan current.

REASON FOR DEFAULT: Most recent RFD was excessive obligations. Prior RFD in XX/XXXX was borrower illness and being in hospital.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431959622	2/1/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower stated she made payment on XX/XXXX and put stop payment on check, no other details noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property declared part of XXXX disaster area for XX/XXXXs as of XX/XXXX. No property issues noted.
431957271	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX, and borrower set up auto-draft payments. Only contact was in XX/XXXX after borrower had an NSF payment, which was reinstated in the same month.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957316	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower missed a payment when loan service transferred, then had NSF in XX/XXXX which was replaced the same month. No contact on either ocXXsion, RFD unknown. Only contact with borrower is on XX/XX/XXXX to make a payment by phone. Loan has otherwise been current for 36 months.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied. Property is located in XXXX declared  disaster area, XX XXXXs XX/XXXX. No indication property has been impacted.

431957755	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to request privacy statement. Did not want paperless billing and declined ACH. The borrower appears to be cooperative during noted conversations. The borrower also confirmed in XX/XXXX no impact from XX/XXXX. The loan was modified in the past in XXXX. The loan has remained current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959374	2/1/2021	1/15/2021	XXXX	XXXX			No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower made a payment over the phone which posted same day. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
418851476	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Account was chronic 30-60 delinquent starting XX/XXXX with little borrower contact until XX/XXXX. Hardship started with reduced work hours and expenses for car repairs, appliance andXX/XXXXpaXXXX. Borrower completed a repay plan starting XX/XXXX to cure loan in XX/XXXX and remains current last 13 months, last contact XX/XXXX escrow inquiry.

REASON FOR DEFAULT: Income curtailment, excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

418822458	2/1/2021	1/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Borrower called in on XX/XXXX to inquire about the servicer transfer effective XX/XXXX and was advised that the account will remain the same and that nothing will change. Borrower inquired about selling the property on XX/XXXX and was advised to order a payoff quote. Payoff quote request was completed on XX/XXXX, no further details. Pending LPI was discussed on XX/XXXX, borrower stated that she would call Foremost insurance and resolve the issue so the LPI would not be placed on the loan. Last contact was on XX/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957434	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower called about BK reaffirmation in XX/XXXX. Loan transferred servicing in XX/XXXX, and borrower declined payment assistance during welcome call. Borrower applied for assistance in XX/XXXX, and servicer approved a trial mod plan. modification was completed in XX/XXXX. Borrower has since paid through phone payment, and through the IVR. Last contact was a promise to pay in XX/XXXX.

REASON FOR DEFAULT: Divorce reduced household income

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged, details not provided

PROPERTY: Owner occupied
431959580	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, outbound call to the borrower who said she has gotten a job and no longer needs assistance. A hardship was uploaded to the servicer in XX/XXXX but assistance was no longer needed. The workout review was then closed. The loan has remained current and the borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. The hardship affidavit did not provide a specific hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes indicate the property is a rental and is tenant occupied based on the hardship affidavit. No indication of damage or ongoing repairs.
431488711	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower updated the contact phone number in XX/XXXX, and had questions regarding a billing statement. Borrower asked about auto-draft payments in XX/XXXX. Only other contact was in XX/XXXX when borrower had questions about an escrow analysis, and how to pay the shortage.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy

431958776	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower hardship noted XX/XXXX due to excessive obligations. Borrower statedXX/XXXX has been ill and just out of hospital. Borrower restated hardship XX/XXXX. Last contactXX/XXXX borrower checked status of account.

REASON FOR DEFAULT: Excessive obligations. Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted. Active hazard insurance claim noted by servicerXX/XXXX; details not provided. Claim moved to non-monitorXX/XXXX.
431958119	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Welcome call completed XX/XXXX. Borrower advised account escrowed XX/XXXX. Borrower statedXX/XXXX going to be out of work for one month due to surgery. Borrower requested deferralXX/XXXX. Borrower reinstatedXX/XXXX. Last contactXX/XXXX inquiring about statement.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
430562605	2/1/2021	12/24/2020	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: When comments start in XX/XXXX they indicate borrower completed a trial FB plan, unable to determine when loss mit packet received. Loan was modified in XX/XXXX details of MOD not noted. Last contact XX/XXXX when borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957955	3/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Limited contact as loan has been current. Last contact was XX/XXXX servicer completed welcome call with borrower. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431957284	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in with the insurance agent on the line and wanted to get a new analysis completed. The borrower appears to be cooperative during noted conversations but no recent contact noted in contact history. The loan has remained current with regular on-time payments over the past 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958311	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made phone payments in early XXXX until loan reinstated with a double payment in XX/XXXX. Borrower made another double payment in XX/XXXX, and asked for assistance in lowering the payment. Loan transferred servicing in XX/XXXX. Co-borrower accepted a verbal repay plan in XX/XXXX, loan reinstated after a double payment the following month. Borrower has since remained current. Co-borrower made monthly phone payments through XX/XXXX, then began paying on the website. Borrower still made sporadic promises to pay. Last contact was in XX/XXXX when borrower made a phone payment.

REASON FOR DEFAULT: XXXX-not provided. XXXX-co-borrowerwas on disability, borrower was the only income

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged, details not provided

PROPERTY: Owner occupied
431488356	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal recent contact. XX/XXXX Borrower is applying for loss mit assistance, a repayment plan is approved. XX/XXXX The payment plan is completed. The most recent contact was on XX/XXXX with the status of a payment being discussed.

REASON FOR DEFAULT: XX/XXXX Business is slow.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958033	3/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower called in to discuss loan details which servicer went over.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: Borrower on XX/XX/XXXX  stated they had wind damage, DOL not noted.  Borrower stated that when it rains XXXX leaking into home.  Borrower was to contact insurance company.  Comments do not indicate servicer has been contact by hazard company with claim information and borrower has not discussed with servicer.

431958974	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower denying a verbal repayment plan and scheduled 2 payments to bring the loan current. The borrower was on a prior repayment plan beginning XX/XXXX with the reason for default being excessive obligations. A demand was sent XX/XXXX with the borrower making 2 payments to bring the loan current in XX/XXXX.

REASON FOR DEFAULT: The RFD in XX/XXXX was excessive obligations.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431957068	3/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no contact since XX/XXXX welcome call.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No Foreclosure activity
BANKRUPTCY: No Bankruptcy activity
PROPERTY: Property is owner occupied per seller data. No property issues noted.

418349635	1/31/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower called regarding insurance, was provided insurance fax number and options for account, no other details provided.

REASON FOR DEFAULT: medical condition.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958575	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer completed a deferral in XX/XXXX deferring the XX/XXXX through XX/XXXX payments. Borrower financially qualified for deferral per comments. on XX/XX/XXXX borrower was upset stating that they were sent a deferral and MOD and both were sent back. Borrower stated they were advised loan would be modified, servicer apologized and said no deferral was completed and offered to apply for a refinance.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431956944	2/1/2021	1/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on XX/XXXX called in stating the auto pay came back NSF due to not having funds available and borrower claimed servicer also withdrew funds twice. Borrower made the XX/XXXX payment via website on XX/XX/XXXX .

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957383	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX with the online payment system being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431959188	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower is deceased XX/XXXX, spouse remains in home and daughter is authorized to handle payments. Account is performing since reinstatement of 3x30 in XX/XXXX, last contactXX/XXXX.

REASON FOR DEFAULT: Death of borrower

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958659	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to request payment assistance due to XXXX. Was advised that there are no further options available. The customer escalated to a supervisor and was again advised that there are no options available and can cancel ACH if the borrower chooses. The loan has remained current, no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from the XX/XXXX and loss of hours. Hardship appears to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959578	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. Only contact was with spouse in XX/XXXX when she verified escrow had been paid.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431959281	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had a 30-day delinquency in XX/XXXX, but made a double payment to reinstate the following month. Borrower requested a refinance referral in XX/XXXX. No contact again until after loan transferred servicing in XX/XXXX; welcome call completed. Borrower set up auto-draft payments in XX/XXXX. Last contact was in XX/XXXX when borrower verified the payment was made.

REASON FOR DEFAULT: Excessive obligations, borrower on fixed income, family member illness

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958687	3/1/2021	1/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contract is limited to PTPs, draft payments and checking on escrow accounts. The final contact is on XX/XXXX when the borrower called and was told what the cure amount was.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958811	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Excessive obligations, curtailment of income and death of mother.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.

431958453	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to property damage; no further details provided. Welcome call completed XX/XXXX. Borrower statedXX/XXXX unable to take calls at work. Borrower statedXX/XXXX paycheck not deposited on time. Borrower called to confirm due dateXX/XXXX. Borrower inquired about insurance coverage XX/XXXX and again XX/XXXX. Last contact XX/XXXX borrower inquired about principal curtailment payments.

REASON FOR DEFAULT: Property damage.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. Borrower notes property damageXX/XXXX; no further details provided. No hazard insurance claim noted.
418799673	2/15/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Welcome call was completed on XX/XXXX. Borrower called in on XX/XXXX requesting a copy of the LPI policy. Borrower accepted a 6 month verbal repayment plan in XX/XXXX; explained on XX/XXXX that he was on the repayment plan to pay his taxes, did not want the servicer to pay his taxes and was advised to send proof of insurance. Borrower informed on XX/XXXX that he received a delinquent tax notice and was advised that it had been paid. Repayment plan was completed in XX/XXXX. Last contact was on XX/XXXX, borrower inquired about taxes and was advised that the taxes had already been paid.

REASON FOR DEFAULT: RFD appears to be escrow shortage.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The borrower filed an insurance claim in XX/XXXX for shingles repair and stated on XX/XX/XXXX  that he received the claim check and inquired about endorsement, borrower was advised to call the loss draft department. Date of loss is unknown. COL :Roof damage. No details regarding repairs provided.

431187506	2/15/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower reports they are having issues making their payment online. No significant notes on the loan. Minimal contact is noted; borrower called in on XX/XX/XXXX to inquire about a delinquent tax notice she received. Escrow analysis statement was sent on XX/XXXX. ARM interest rate change notice was sent on XX/XXXX.

REASON FOR DEFAULT: XX/XXXX Website issues.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958035	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact noted. Comments do indicate payments are being made via website.

REASON FOR DEFAULT: Unknown

FORECLOSURE: NA

BANKRUPTCY: BK 13 was dischargedXX/XXXX, date filed not noted in comments.

PROPERTY: NA

431958693	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower is advised of the cure amount. Borrower says that he is going to sell the home. On XX/XXXX notes show that the borrower is approved for a trail mod. Trial payments are made and borrower closes on a permanent modification signed on XX/XXXX. No contact after the mod closes.

REASON FOR DEFAULT:  Notes from XX/XXXX show the  RFD to be a curtailment in income.  On XX/XXXX notes show that the borrower is a self employed carpenter and that work has been slow.  Borrower said he will bring in a XXshiers check to reinstate the loan.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957083	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing, last borrower contact XX/XXXX escrow inquiry.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No Foreclosure activity
BANKRUPTCY: No Bankruptcy activity
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957327	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Loan modified XX/XXXX to bring loan current, RFD unknown. Borrower missed XX/XXXX payment, RFD was hospitalization, going on disability. Brought loan current in XX/XXXX and has been current since then. Borrower contacted servicer in XX/XXXX to inquire why they aren't reporting to CBR, was advised that BK7 discharge wasn't reaffirmed.

REASON FOR DEFAULT:  Hospitalization, reduced income

FORECLOSURE:  No FC activity

BANKRUPTCY:  BK7 discharged XX/XXXX.

PROPERTY:  Owner occupied

431959416	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower declined payment assistance inXX/XXXX, stating she had already tried all the options offered. Borrower struggled with 30-day delinquencies in XXXX, but had contact with servicer each time she made a double payment to reinstate. Borrower asked about payment application in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made monthly phone payments, and a double payment in XX/XXXX reinstated the account. Borrower applied for assistance in XX/XXXX, but loss mit package was not complete until XX/XXXX. Servicer approved a trial mod plan; modification was completed in XX/XXXX. Borrower has since remained current. Borrower requested a copy of the modification in XX/XXXX, and changed insurance carriers in XX/XXXX. Last contact was in XX/XXXX when borrower verified the principal balance.

REASON FOR DEFAULT: Reduced income; borrower works as a substitute teacher. medical bills

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged, details not provided

PROPERTY: Owner occupied

430930069	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, short sale offered as of XX/XXXX, no response from borrower noted. Streamline mod offered at hearing and borrower accepted as of XX/XXXX, final mod approved as of XX/XXXX, signed mod docs received from borrower as of XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower wanted to continue to take out same out servicer had been taking out previously with ACH, advised more funds would go to principal.

REASON FOR DEFAULT: Family member illness.

FORECLOSURE: Appears loan was in active FC prior to start of contact history, FC placed on hold for loss mit review as of XX/XXXX, hold lifted as of XX/XXXX. Service completed on XX/XXXX, FC placed on hold for mediation hearing as of XX/XXXX and for loss mit as of XX/XXXX, mod completed in XX/XXXX, no other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431957171	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: When notes begin in XX/XXXX borrower was in active BK13, discharged XX/XXXX. Loan has been current for 36 months. Contact with borrower indicates RFD was excessive obligations. Little contact with borrower since XXXX other than to make payments. Last contact XX/XXXX.

REASON FOR DEFAULT:  Excessive obligations

FORECLOSURE:  No FC activity

BANKRUPTCY:  BK13 filed in XXXX (exact date not known). BK was discharged XX/XXXX.

PROPERTY:  Owner occupied. Property in XXXX declared  disaster area in XX/XXXX, XX XXXXs. No indication the property has been impacted.

431957443	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called to return a message regarding a payment due, but when called back, the payment was already pending. The borrower appears to be cooperative during noted conversations. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to car repairs. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959322	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Payment dispute noted in XX/XXXX, noted as resolved on XX/XXXX. Last contact on XX/XXXX, borrower called and stated he fell behind because tenant was not paying, stated would make payment at branch on XX/XXXX.

REASON FOR DEFAULT: Tenant not paying and property repairs

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.

430448776	2/18/2021	1/18/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower asked about an escrow analysis in XX/XXXX, and paid the shortage amount in XX/XXXX. No further contact.

REASON FOR DEFAULT: Borrower death

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied by co-borrower
418919053	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Final contact is on XX/XXXX when the borrower declines an ACH set up.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be one sibling is disabled and the other is taking care of the grandchildren.  Borrower is retiring in XXXX and the income will be reduced.

FORECLOSURE: File to the attorney date is XX/XXXX.  Service complete on XX/XXXX.  Foreclosure is later delayed for a repayment plan.  Borrower reinstates on XX/XXXX9 although the source of the reinstatement is unknown.  Foreclosure is then closed.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

418345860	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower is under a trial plan. Borrower said that he has had to work side jobs for money. Trial payments are completed and borrower closes on a permanent modification per notes of XX/XXXX. Borrower starts another trial mod on XX/XXXX and close on another mod but notes from XX/XXXX show that the mod is delinquent. Notes from XX/XXXX show that the borrower will bring the loan current when he receives his disability check. The final contact is on XX/XXXX when borrower tells the servicer that the payment will be made as it always is.

REASON FOR DEFAULT:  Notes mention property damage as a reason as well as on XX/XXXX the borrower is in the hospital for some medical issues.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: Notes from XX/XXXX show property needs repairs and the borrower is not living there until the repairs can be completed.  He said he is maintaining the property however.  On XX/XXXX the borrower called concerned that the locks had been changed and said that he was maintaining the property. Unclear the extent of the repairs needed or if they were ever made. DOL is unknown.

431958527	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on escrow accounts. The final contact is on XX/XXXX when an ATP calls to make a payment.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations.  On XX/XXXX the rfd is an illness in the borrower family.  Borrower enters a repayment plan on XX/XXXX. On XX/XXXX the rfd is a curtailment in income.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959148	3/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower making a payment. The borrower previously had been discharged from a Chapter 7 Bankruptcy XX/XXXX.

REASON FOR DEFAULT: There was no reason for default as the loan has been 0 times over 30 days delinquent for the last 12 months.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431959405	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower made a phone payment in XX/XXXX, and changed the mailing address. An authorized third party (spouse), called regarding an escrow shortage in XX/XXXX, and requested a copy of a prior modification in XX/XXXX. Spouse changed the mailing address again in XX/XXXX, and in XX/XXXX provided insurance policy renewal information. Last contact was in XX/XXXX when the spouse verified auto-draft payments had been set up.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
415633670	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule and confirm payments. XXXX incentive applied XX/XXXX. Borrower inquired about amount due XX/XXXX and insurance. Borrower inquired about recast XX/XXXX. Borrower inquired about deed in lieu XX/XXXX; stating walked from property but daughter might stay in property. Borrower requested 24-month payment historyXX/XXXX. Last contact XX/XXXX borrower requested payoff.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431957663	2/15/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX, borrower's spouse XX/XXXX stated that they were denied a mod; declined assistance offer. Borrower failed to make the XX/XXXX. Demand letters were sent on XX/XXXX and XX/XXXX. Loan was brought current in XX/XXXX. Mrs. XXXX stated on XX/XXXX that she was not interested in home preservation options. RFD was due to curtailment of income. Welcome call was completed on XX/XXXX, Mrs. XXXX called in to schedule a payment. Borrower fell behind on the loan again in XX/XXXX. Demand notice was sent on XX/XXXX. 3 payments were received in XX/XXXX bringing the loan current. Mrs. XXXX called in XX/XXXX to inquire about the change in payment and was advised that it was due to the mod. Mrs. XXXX requested copy of the prior servicer mod. Last contact was on XX/XX/XXXX , Mrs. XXXX called in for ACH and NSF fee of $XXXXfrom XX/XXXX). Escrow analysis statement was sent on XX/XX/XXXX . Loan is current.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .

431959624	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower offered and declined verbal repayment plan on XX/XXXX. Loan reviewed for loss mit multiple times, closed multiple times due to application inactivity, most recently on XX/XXXX. Loan reviewed for loss mit in XX/XXXX, denied as of XX/XXXX, reason not specified. Borrower notified servicer of fraud on here bank account in XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, borrower inquired why payment increased, advised per terms of mod completed in XXXX, was paying mostly interest and now is paying principal and interest. Borrower requested lowering payment, advised to do refinance or solicit for assistance in her area.

REASON FOR DEFAULT: Borrower illness and fraud.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.

431957647	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower called in on XX/XXXX to schedule a payment and to set up ACH. Escrow analysis statement was sent on XX/XXXX. Last contact was on XX/XX/XXXX , co-borrower stated that the primary borrower handles everything.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959175	2/1/2021	1/12/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since reinstatement in XX/XXXX. Borrower son handles payments and advised XX/XXXX that borrower is deceased, requesting assumption information. No further contact noted.

REASON FOR DEFAULT: Death of borrower

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is occupied by family member. No property issues noted.

431959487	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since XX/XXXX reinstatement, hardship not noted. Last contactXX/XXXX statement inquiry.

REASON FOR DEFAULT: Unknown

FORECLOSURE: Foreclosure initiated prior to XX/XXXX was reinstated, no foreclosure details provided.

BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957229	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with little borrower contact. Last contact XX/XXXX payoff inquiry.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

418799845	2/5/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact with the borrower is limited to PTPs, draft payments and checking on escrow accounts.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be that the borrower is disabled and she will have to find someone to make the payment certified.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958426	2/1/2021	1/21/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX stating they will make payment via their bank on line bill pay byXX/XXXX; payment postedXX/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431956932	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called to discuss the account and requested a copy of the Note be faxed to them. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligation and unexpected expenses. No indication of ongoing hardship..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431956954	2/1/2021	12/4/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact

REASON FOR DEFAULT: No payment default in the past year. Prior RFD is unknown.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.
431959644	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years, last contactXX/XXXX for phone payment.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957990	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to curtailment of income. Borrower noted to be on disability incomeXX/XXXX. Borrower statedXX/XXXX waiting for disability benefits. Hardship continued through contact history. Borrower illness noted XX/XXXX . Borrower statedXX/XXXX had 5 carpal tunnel surgeries. Welcome call completed XX/XXXX. Recent contact with borrower to setup payments; last contact XX/XXXX.

REASON FOR DEFAULT: Curtailment of income. Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XXXX; no indication property was affected.

431958135	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower can not commit to a payment. The rfd is listed as a curtailment in income. On XX/XXXX notes show that the borrower is approved for XXXX funds IAO $XXXXXXX.XX starting XX/XXXX and ending XX/XXXX. The final contact is on XX/XXXX when the borrower called asking about the bankruptcy letter sent, but comment do not have any details on the bankruptcy.

REASON FOR DEFAULT: Notes from XX/XXXX show that the borrower can not commit to a payment.  The rfd is listed as a curtailment in income. Notes from XX/XXXX show the rfd to be unemployment.

FORECLOSURE:  No foreclosure activity found.

BANKRUPTCY:  Notes from XX/XX/XXXX  suggest that the borrower has filed for chapter 7 bankruptcy protection, but notes from XX/XXXX show that it has been discharged.  No filing date or case number was found.

PROPERTY: No property issues found.

431957567	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower promised a payment by XX/XXXX, servicer received the payment on XX/XX/XXXX via web site.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957275	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had sporadic 30-day delinquencies in XXXX, but declined payment assistance. Borrower usually paid by phone. Loan transferred servicing in XX/XXXX, and borrower agreed to a verbal repay plan during the welcome call. Loan reinstated in XX/XXXX and has since remained current. Borrower set up auto-draft payments in XX/XXXX. Infrequent contact since then. Borrower was interested in refinancing in XX/XXXX, and requested a XXXX statement in XX/XXXX

REASON FOR DEFAULT: Income curtailment (employer not paying timely), reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958903	2/15/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Numerous notes in XX/XXXX are recorded regarding a payment dispute, changes are made to how funds are applied. The only contact in the past year was on XX/XXXX, borrower requests a verifiXXtion of mortgage.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957833	2/1/2021	1/11/2021	XXXX	XXXX			No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower and servicer completed their welcome call, nothing further discussed. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
430196793	3/1/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact. BK is active on the account, no RFD is given. The most recent contact was on XX/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BK is active when the history starts in XX/XXXX (filing date not found).  As of XX/XXXX the case is still active. XX/XXXX borrower reports they are in the process of being discharged.

PROPERTY: No property issues found.

431957717	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Prior servicer completed a modification in XX/XXXX; borrower has since remained current. Loan transferred servicing in XX/XXXX. Borrower called about insurance coverage in XX/XXXX, and stated premium amount had changed in XX/XXXX. No contact again until borrower expressed concern in XX/XXXX about late fees from prior months. Last contact was in XX/XXXX when borrower verified payment receipt.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958692	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstates per notes of XX/XXXX. The only contact after the reinstate notes is on XX/XXXX when the borrower said that they had made a payment last week.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes from XX/XXXX show that the borrower was discharged from bankruptcy but no supporting information was found.

PROPERTY: No property issues found.

431957602	2/1/2021	1/1/2021	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was referred to FCXX/XXXX. RFD borrower is deceased, died XX/XXXX in car accident. Non obligated surviving spouse is on title and she calledXX/XXXX, wasn't aware of FC and loan was reinstated in XX/XXXX. Unclear why the lapse in payments, no RFD noted other than lack of awareness. Loan has been current since that reinstatement. Last contact in XXXX with surviving spouse who is on title is requiring will or court order showing she is successor in interest. This hasn't had any impact on payments and she is already on title as his wife.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  Referred to FCXX/XXXX but loan reinstated XX/XXXX. FC cancelled.

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431497455	2/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred in XX/XXXX. Borrower began making monthly promises to pay, contact became more sporadic in late XXXX. Borrower reported unemployment in XX/XXXX. Contact became more infrequent. Borrower notified servicer of an insurance carrier change in XX/XXXX, and called about an escrow shortage in XX/XXXX. Sporadic promises to pay continued. Borrower requested a deferment in XX/XXXX, as she had been on XXXX, which ended. Servicer offered a verbal repay, borrower declined. Last contact was in XX/XXXX when borrower made a promise to pay, and verified insurance premium payment.

REASON FOR DEFAULT: XXXX-unemployment, health issues

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
431341733	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact recorded during the review period was in XX/XXXX, the servicing transfer is being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959510	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated 1x30 in XX/XXXX and last borrower contact isXX/XXXX. There is no contact regarding XX/XXXX NSF cured XX/XXXX. ACH change was processed XX/XXXX and unauthorized daughter inquired about refinance options XX/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

418799783	2/5/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact with the borrower is limited to PTPs, draft payments and checking on escrow accounts.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD was the borrower was making short payments and not enough was going towards the escrow accounts.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958069	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for 36 months. Only contact with borrower has been administrative. Last contactXX/XXXX.

REASON FOR DEFAULT: XX/XXXXurrent loan

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431959161	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower making a payment. The borrower was ill and in the hospital XX/XXXX. The borrower asked for Assistance and completed the application XX/XXXX. The borrower was approved for a Trial Mod with the first payment due XX/XXXX that was successfully completed with the new Mod payment due XX/XXXX.

REASON FOR DEFAULT: The reason for default was the illness of the borrower being hospitalized. Additional reason for default was excessive obligations.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

418586613	3/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower struggled to make the monthly payments on the loan, stated on XX/XXXX that her husband was laid off temporarily and was not sure when she would be able to make a payment. File was referred to FC in XX/XXXX. Borrower called in on XX/XXXX to schedule a payment and was advised of the FC referral; mod was discussed. File was placed on loss mit hold on XX/XXXX9. Loan was modified effective XX/XXXX, modified balance $XXXXXXX.XXod was processed on XX/XXXX.

REASON FOR DEFAULT: Borrower stated in XX/XXXX that her husband was laid off.

FORECLOSURE: File was referred to FC on XX/XXXX. FC file was closed on XX/XX/XXXX  due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

TITLE ISSUES: Title issue noted in XX/XXXX for unrecorded mortgage. A title claim was filed and the issue was confirmed resolved on XX/XXXX - a recorded Judgment was received quieting title.

430198080	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: XX/XXXX Unemployment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431958894	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower is working with loss mit. XX/XXXX Mod is denied (unaffordable). XX/XXXX Account is reinstated with XXXX funds, program approved on XX/XX/XXXX . Notes show XXXX program ended in XX/XXXX. The most recent contact was on XX/XXXX, borrower responded to a welcome call, ACH payments are being setup.

REASON FOR DEFAULT: XX/XXXX Disability, illness, and curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958163	2/1/2021	12/30/2020	XXXX	XXXX	Yes	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Prior servicer note in XX/XXXX states all borrowers are deceased. Third party was making the payments. Daughter, XX/XXXX, is the executor of the estate. Loan transferred servicing in XX/XXXX. Borrower's daughters were all listed in the will, and called throughout XXXX to make phone payments. A request to remove the escrow account in XX/XXXX was denied, as a prior modification had included the escrow line as a requirement. No further contact.

REASON FOR DEFAULT: Borrower death XX/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unable to verify
431336861	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, outbound call to the borrower who said send the payment on the 3rd. The borrower has been in regular contact and appears to be cooperative during noted conversations. The notes indicate a prior payment dispute over a missing payment that appears to have been resolved in XX/XXXX. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431488841	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Servicer notes review for Mod at start of history. Servicer noted XX/XXXX not returned by deadline; offer expired. Borrower statedXX/XXXX still interested in Mod workout. Mod processedXX/XXXX. Servicer confirmed Mod XX/XXXX. Borrower confirmed payment due dateXX/XXXX Borrower indicatedXX/XXXX payment missing from XX/XXXX. Borrower inquired about insurance coverage letter XX/XXXX. Borrower inquired about payment increase XX/XXXX. Last contact XX/XXXX explaining step rate change.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
418351356	1/27/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Only noted contact with borrower XX/XXXX to confirm payment. No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431959160	4/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower wanting their password reset. The borrower sends in extra amounts in large sums with some posted as curtailments instead of payments. The borrower was disputing late charges and the loss of 3 checks mailed in for posting as well as the posting of the funds, filed a XXXX complaint XX/XXXX. This was resolved. She continued to dispute postings with the servicer up until XX/XXXX.

REASON FOR DEFAULT: There was no reason for default provided. The borrower has been current since XX/XXXX.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431959107	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower called for insurance department, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
430561777	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Comments begin XX/XXXX with account performing under the BK plan, contractually current since XX/XXXX. Last borrower contactXX/XXXX welcome call.

REASON FOR DEFAULT: XXXX RFD: Borrower unemployment XXXX RFD: daughter's tuition

FORECLOSURE: N/AANKRUPTCY: BK13 filed in XXXX, 60-month plan confirmed XX/XXXX,  was dischargedXX/XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

418349361	3/8/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payment and checking on escrow accounts. Final contact is on XX/XXXX.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957435	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower declined assistance in XX/XXXX, and made a double payment in XX/XXXX to reinstate the account; loan has since remained current. Borrower had sporadic contact, and would give a promise to pay. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower set up auto-draft payments in XX/XXXX; minimal contact since then. Last contact was in XX/XXXX when borrower updated insurance information on the account.

REASON FOR DEFAULT: Borrower illness, income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
419148607	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for 36 months. No contact with borrower documented.

REASON FOR DEFAULT:  XX/XXXXurrent loan

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431350240	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower changed to paperless statements. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
430571699	1/22/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX . the borrower called in about a late fee and asked if it could be waived. The borrower has been in frequent contact and appears to be cooperative during noted conversations. The notes also reflect a request for workout options in XX/XXXX but then the customer declined to be reviewed because did not want negative credit reporting. Has also made inquiries about XXXX assistance options but has not pursued them. The loan has remained current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower illness. The borrower has made workout inquiries recently but has not mentioned a hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431350565	4/1/2021	1/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing, last contactXX/XXXX borrower requested removal of PMI, XXXXision is not noted.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: NA
BANKRUPTCY: NA
PROPERTY: Property is owner occupied per seller data. No property issues noted.

418350631	2/3/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to excessive obligations; stated had major repairs to property due to storm; part of roof missing and had to get repaired. Borrower called to make paymentXX/XXXX. Last contact XX/XXXX 3rd party requested mortgagee clause.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. Borrower stated XX/XXXX needed repairs to property due to storm; roof was repaired.
431956990	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had NSF payments in mid-XXXX, but declined payment assistance. Borrower set up auto-draft payments in XX/XXXX. Loan transferred servicing in XX/XXXX and borrower had an NSF payment. Borrower reinstated the following month, and set up new auto-draft payments in XX/XXXX. Borrower cancelled the draft payment for one month in XX/XXXX, but reinstated the payments again the following month. Last contact was in XX/XXXX regarding an escrow shortage.

REASON FOR DEFAULT: Income curtailment, excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
418799732	3/15/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower called for a payoff amount.

REASON FOR DEFAULT: No payment default.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: Loan appears to be an active BK chapter 13 filedXX/XXXX. Last BK comments on XX/XX/XXXX  indicated there was a BK payment change. Prior comments on XX/XXXX indicated there were no payments coming from the BK Trustee. They were coming directly from the borrower and applied contractually. There are no comments indicating BK has been closed.

PROPERTY: Current property occupancy status was not provided in comments.  Current property condition is unknown.

431489788	3/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No real contact with borrower due to the bankruptcy. Final contact is on XX/XXXX when the borrower calls to make a payment.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: File to the attorney date is XX/XXXX.

BANKRUPTCY: Borrower filed for Chapter 13 bankruptcy protection in XXXX and was discharged on XX/XXXX.

PROPERTY: No property issues found.

430571313	3/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower noted in the contact history. The notes indicate the loan has been modified under XXXX but unable to determine the date. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958123	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. No borrower contact. XXXX incentive appliedXX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is a second home. No property damage noted.
431959315	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX, borrower called regarding the status of the loan and wanted to set up his first trial payment. Trial plan was completed on XX/XXXX. Borrower was approved for a mod effective XX/XXXX. Borrower submitted an online XXXX notification indicating he was impacted but has the ability to make the monthly payments. Last contact was on XX/XXXX, borrower called in regarding XXXX, discussed payment relief. No further details. Loan is current.

REASON FOR DEFAULT: Initial RFD is unknown. Borrower appears to have been impacted by XXXX in XXXX but has the ability to make the monthly payments.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

418349552	2/7/2021	1/18/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower stated in XX/XXXX that she had a heart attack and an open surgery and would not be able to make the XXXX payment due to having to pay for expensive mediXXtion. Borrower stated that she had to wait for second Wednesday of each month to make a payment. Repayment plan was offered; borrower accepted the plan and stated that the plan should help her become current. Last contact was on XX/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Borrower illness and fixed income (SSI).

FORECLOSURE: No FC activity found.

BANKRUPTCY: Borrower was advised of BK disclaimer in XXXX and XXXX; BK details not provided. There are currently no active BK's on the loan.

PROPERTY: No property issues found.

431957607	3/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower struggled to maintain current payments in XXXXX/XXXX due to excessive obligations (3 children in college). Borrower was previously on a repayment plan with prior servicer in XXXX. Current servicer granted a 6 month deferral XX/XXXX which brought loan current. Borrower has paid as agreed since that time. The borrower has been cooperative with last contact XX/XXXX regarding doc fee on account.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity noted

BANKRUPTCY:  No BK activity noted

PROPERTY: Property is owner occupied with no damages noted

430562313	2/1/2021	1/25/2021	XXXX	XXXX			No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower and servicer discussed loan details. No workout offered. REASON FOR DEFAULT: Income reduction FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
430573377	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was approved for a trial mod plan in XX/XXXX. Due to a prior servicer error, final mod documents were never sent. Borrower payments were applied to suspense, servicer closed loss mit in XX/XXXX for missing docs. Borrower disputed, but servicer declined. Servicer sent a new mod offer in XX/XXXX, modification was completed in XX/XXXX, and funds in suspense were applied to pay the loan ahead several months. Borrower has since remained current. No contact again until loan transferred servicing in XX/XXXX; welcome call completed in XX/XXXX. Borrower began making website payments, and asked about refinance in XX/XXXX. No further contact. An NSF payment in XX/XXXX was reinstated in the same month.

REASON FOR DEFAULT: Borrower illness, tenant behind on the rent, job loss

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959090	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Notes start in XX/XXXX; property had fire damage and was partially boarded, DOL XX/XXXX. Borrower had submitted an incomplete loss mit package. The city set a hearing in XX/XXXX for an abatement warrant, and a disaster FB period expired that month. Servicer completed a grass cuts from XX/XXXX, until repairs were completed in XX/XXXX. repairs wereX% complete in XX/XXXX; servicer accepted repairs as completed and borrower submitted a written release to have restricted escrow funds applied to reinstate the account. Funds were applied in XX/XXXX, but borrower thought funds covered the XX/XXXX payment, and she maintained a rolling delinquency until a double payment reinstated account in XX/XXXX after loan transferred servicing. Borrower had an NSF payment in XX/XXXX, rolling delinquency until XX/XXXX. Borrower has since remained current. In XX/XXXX, borrower verified LPI coverage should continue, she didn't have HOI. Sporadic contact since then, usually verifying payment receipt. Last contact was in XX/XXXX when borrower verified insurance was paid and payment was received.

REASON FOR DEFAULT: Fire, borrower was unable to afford payments while she was renting another place and making repairs.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431956966	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made either phone payments or IVR payments through XX/XXXX, then began paying online. Last contact was in XX/XXXX when borrower requested a website password reset.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957310	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called and said would be making the payment but had to open a bank account. Made a promise to pay. The loan has remained current with regular on-time payments and the borrower appears to be cooperative. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to medical bills and illness in the family. Also due to excessive obligations. Hardship does not appear to be ongoing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431957829	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer and borrower discussed possible workout options in XX/XXXX since borrower has not been making payments within grace period. Borrower stated that XXXX is taking money monthly to pay for deceased husband debt. Borrower did not complete a workout packet in XX/XXXX. Last contactXX/XXXX borrower stated they made their payment via on line bill pay service.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

430562493	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Account was 4x30 delinquent in XXXX, hardship caused by daughters college tuition and income disruption during a job change. Borrower was approved for a deed in lieu but declined the deal and reinstated Account XX/XXXX. 2 pmts deferred XX/XXXX, hardship caused by marital difficulties and medical bills after being attacked by pit bulls. 2x30 delinquency in XXXX was cured XX/XXXX, few details provided about excess obligations. Borrower has paid timely last 15 months, last contact XX/XXXX to change ACH date.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958887	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity or contact with borrower was found.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431958474	2/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower occupies the property, co-borrower lives at a XXXXarate address. Borrower had monthly contact with prior servicer, and paid by phone. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower pays at the end of each month, but has infrequent contact with current servicer. Borrower mentioned a XXXX hardship in XX/XXXX but didn't request assistance. Last contact was a promise to pay in XX/XXXX.

REASON FOR DEFAULT: XXXX-Excessive obligations. XXXX-borrower contracted XXXX and was not able to work

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959409	1/15/2021	12/19/2020	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: An authorized third party (spouse) gave a promise to pay in XX/XXXX. Spouse declined assistance, and made double payments in mid-XXXX to reinstate the account. Servicer continued to have contact with spouse due to the date payments were made (after grace period expiration). Loan transferred servicing in XX/XXXX. Borrower made payments via the website or the IVR. Borrower had two NSF payments in XXXX. Infrequent contact over the next year. Spouse asked about a refinance in XX/XXXX; no further contact.

REASON FOR DEFAULT: Excessive obligations, borrower had an accident and wasn't working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431350860	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no contact except for XX/XXXX welcome call. Borrower replaced NSF immediately upon notification, payment rejected due to error in bank account error in new servicer ACH setup.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is non-owner occupied per seller data. No property issues noted.

431958929	2/1/2021	1/20/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact to schedule payment. Borrower called to schedule 3-payments XX/XXXX. Last contact XX/XXXX to confirm payment.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431957348	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was performing prior to default in XX/XXXX, borrower unresponsive until request for assistance XX/XXXX. Trial plan was completed XXXX-XX/XXXX and mod finalized XX/XXXX. Borrower remains current post-mod with last contactXX/XXXX for password assistance.

REASON FOR DEFAULT: Income curtailment due to leave of absence for borrower illness

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

430572526	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	VT	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about retention options in XX/XXXX, and applied for payment assistance. Servicer approved a trial mod plan, and modification was completed in XX/XXXX. Borrower has since remained current. Borrower set up auto-draft payments, and asked why the first payment drafted in XX/XXXX instead of a month later, as it meant borrower was paid ahead. No further contact with prior servicer. Loan transferred servicing in XX/XXXX, and borrower verified auto-draft payments transferred. Borrower called about insurance coverage in XX/XXXX, and verified the escrow payment amount in XX/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: Referred XX/XXXX, modification completed in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959025	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years except for missed payment XX/XXXX, cured XX/XXXX. Borrower made contact to cure, declines to discuss hardship or loss mitigation. Last contactXX/XXXX for NSF replacement.

REASON FOR DEFAULT: Not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

430573268	3/1/2021	1/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for payment assistance in XX/XXXX. Servicer approved a trial mod plan to start in XX/XXXX. Borrower made the trial payments, and in XX/XXXX, borrower requested a 90-day deferment to allow for repairs; property would leak when it rained (see property notes below). Investor denied the deferral, loan transferred servicing in XX/XXXX. In XX/XXXX, the new servicer finished the modification started by the prior servicer. Borrower defaulted three months later, and borrower accepted a pre-approved modification in XX/XXXX, no trial plan required. Borrower again defaulted three months later, and a third modification within one year was completed in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower would usually pay at the end of each month, and had sporadic contact with servicer. Last contact was in XX/XXXX when borrower gave a promise to pay. Borrower submitted a written dispute in XX/XXXX, stating no statements received since XX/XXXX and payments held in suspense. Servicer response is unknown.

REASON FOR DEFAULT: XXXX-Excessive obligations, income curtailment. XXXX-XXX XXXXX, money "stolen" by previous lender, home repairs out of pocket (see below). XXXX-fixed income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

OTHER: Loan transferred to XXXX on XX/XXXX. Prior servicer data shows that there was an insurance claim check from XXXX received on XX/XXXX check 32226030 dated XX/XXXX iao 9182.75. The check was not endorsed by the borrower so the check was forwarded to the borrower for endorsement on XX/XXXX3. The check as returned with the proper endorsement and deposited to the restricted escrow account on XX/XXXX. The borrower requested the funds to be released and a request was submitted. The draw process required an inspection. The inspection was completed on XX/XXXX showing onlyX% completion. It was identified later that the insurance company had issued a total of 4 checks 3 of which were issued to the borrower directly and did not include the mortgage company. Check amounts included the following amount: 9788.01 2898.13 and 2750.00 for a total of 15436.14. The items that had been included in the original adjustor's worksheet included the pool and other items not related to repairs to the interior of the home. The inspection completed only covered the interior repair items. The draw was not released pending another inspection. It appears that the account went into litigation and the draw processing was put on hold during that time. On XX/XXXX the restricted escrow balance was moved to unapplied funds and then used in the total amount applied in reinstatement of the loan.
431497069	2/1/2021	1/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. 3r party advised of lender-placed insuranceXX/XXXXX. Death of borrower noted XX/XXXX; date of death XX/XXXX. 3rd party stated XX/XXXX property needs a lot of repairs; unable to sell in current condition and repairs would cost more than owed. 3rd party confirmed successor XX/XXXX. Servicer confirmed receipt of death certificate XX/XXXX. 3rd party stated XX/XXXX going through court process for successor interest. Realtor called about short sale XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. 3rd party indicated XX/XXXX property in need of repair. No hazard insurance claim noted. Extent of damage unknown.
431957953	2/1/2021	1/25/2021	XXXX	XXXX			No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower called inXX/XXXX and promised a payment byXX/XXXX; payment was receivedXX/XXXX. REASON FOR DEFAULT: Income reduction FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
430562863	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: 1 payment deferred XX/XXXX to resolve an NSF delinquency due to excessive obligations. Account remained chronic delinquent until cured XX/XXXX with little borrower contact and multiple NSF returns, no change to hardship noted. Borrower has paid timely last 13 months, last contactXX/XXXX to confirm ACH setup.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957180	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Slow pay in early XXXX, RFD excessive obligations. loan has been current since XX/XXXX. Contact with borrower has mostly been administrative. Last contact on XX/XXXX was about get late charge waived because she gets paid on the 20th, can she change her due date. Don't see that DD was changed.

REASON FOR DEFAULT:  Excessive obligations

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

418799769	2/1/2021	1/3/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Only noted contact XX/XXXX; 3rd party inquired about ACH; borrower authorized son on account. No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431958485	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower declined a repay plan in XX/XXXX. Borrower had monthly contact with servicer, and maintained a rolling 30-day delinquency but declined payment assistance. Loan transferred servicing in XX/XXXX. Borrower requested an assistance package in XX/XXXX, but didn't return any documents. After a promise to pay in XX/XXXX, servicer offered a one-month deferral, which was completed in XX/XXXX to reinstate the loan. Borrower has since remained current. Only contact since deferral was in XX/XXXX when an unauthorized third party made a phone payment.

REASON FOR DEFAULT: Borrower illness let to excessive obligations (medical expenses). Borrower is on fixed income, spouse is deceased.
FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959394	2/1/2021	12/29/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: first contact was in XX/XXXX, when co-borrower made a phone payment. Borrower gave a promise to pay in XX/XXXX and in XX/XXXX. All payments since XX/XXXX have been made via the IVR. Borrower has remained current for the past three years.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431489049	3/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. No significant notes on the loan. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430930193	3/1/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower offered trial mod as of XX/XXXX, borrower accepted as of XX/XXXX, borrower failed to make third trial payment as of XX/XXXX. Third payment noted as received as of XX/XXXX, trial plan noted as completed, final mod approved as of XX/XXXX, signed mod docs received from borrower as of XX/XXXX. Last contact on XX/XXXX, borrower e-mailed wanting to set up payment, no other details provided.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: Appears loan was in active FC prior to start of contact history, Judgment entered on XX/XXXX, Notice of Sale completed on XX/XXXX, FC placed on hold for loss mit on XX/XXXX, FC placed on hold for BK as of XX/XXXX. FC resumed on XX/XXXX, but placed on hold once again on XX/XXXX for loss mit, no other details provided. No other FC activity noted.

BANKRUPTCY: BK13 filed on XX/XXXX, dismissed on XX/XXXX due to failure by borrower to file information.

PROPERTY: No property issues noted.
431489118	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower inquired about double paymentXX/XXXX. Borrower requested to update SSNXX/XXXX. Borrower requested online accessXX/XXXX. No recent contact with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431487863	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower is approved for a disaster forbearance. Trial payments are made and mod is booked per notes of XX/XXXX.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be car repairs.  Notes from XX/XXXX show that the rfd was that rats in the garage ate through the XXble.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957433	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about bankruptcy status in XX/XXXX; no further contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made phone payments until she set up auto-draft payments in XX/XXXX. Borrower deleted auto-draft payments in XX/XXXX, and requested a payment history in XX/XXXX. Borrower set up auto-draft payments again in XX/XXXX, and applied for XXXX assistance in XX/XXXX. Servicer was not offering any retention options, and borrower asked about combining the first and second mortgage through a refinance in XX/XXXX.

REASON FOR DEFAULT: XXXX, reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: Removed in XXXX, details not provided

PROPERTY: Owner occupied
431957520	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, ez payments and checking that payments have been received. The last contact is on XX/XXXX when the borrower calls to cancel an ACH payment.

REASON FOR DEFAULT:  The rfd on XX/XXXX was the borrower put the wrong account number in on an online payment.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431489661	3/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact wasXX/XXXX when welcome call was completed. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431959408	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower submitted insurance funds to servicing in XX/XXXX for XXXX damage, DOL unknown. Funds were endorsed and returned to borrower. No phone contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower also set up auto-draft payments that month. Borrower asked about an escrow analysis in XX/XXXX, and again in XX/XXXX. No further contact.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431338873	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; borrower made a promise to pay that month. No further contact. Auto-draft payments started in XX/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431293612	2/19/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years with little contact. Last contact XX/XXXX for assistance with web payments.

REASON FOR DEFAULT: XX/XXXX
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958112	3/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Servicer notes approval of Mod workout at start of history. Mod workout bookedXX/XXXX. Borrower concerned XX/XXXX due to ACH not drafting. Welcome call completed XX/XXXX. Borrower stated XX/XXXX had unexpected expenses. Borrower statedXX/XXXX awaiting unemployment to make payment. Last contac tXX/XXXX assisted with online access.

REASON FOR DEFAULT: Excessive obligations.  Borrower unemployment.

FORECLOSURE: Loan noted to be in FC at start of history; closed due to Mod workout being booked.

BANKRUPTCY: Servicer notes XX/XXXX BK discharge; filing info noted provided.

PROPERTY: Property is owner-occupied. No property damage noted.
431294734	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Multiple prior mods noted, most recent mod noted on XX/XXXX, effective date of mod noted as XX/XXXX, no other details provided. Borrower was offered assistance due to XXXX as of XX/XXXX, borrower declined . No other loss mit activity noted. Last contact on XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
418346486	2/14/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact was on XX/XXXX when the borrower called to ask about a home equity loan and servicer said that they do not offer them.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957039	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower inquiring about their escrow account. The borrower was also asking how to lower their payment. The borrower was on a verbal repayment plan from XX/XXXX to make up the missed payment.

REASON FOR DEFAULT: The reason for default in XXXX was excessive obligations due to illness and medical bills.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431958859	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was 4x30 in XXXX with no borrower contact throughout the delinquency. Borrower has paid timely since XX/XXXX reinstatement, last contact XX/XXXX balance and rate inquiry.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431959655	2/1/2021	1/5/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower is deceased XX/XXXX. Authorized grandson and SII occupies home, cured a 2x30 delinquency in XX/XXXX and remains current, last contactXX/XXXX for phone payment.

REASON FOR DEFAULT: Death of borrower

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

418349957	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact was on XX/XXXX when the borrower called to verify the deferred balance amount.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

419928679	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
418349859	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Appears borrower was in midst of mod review prior to start of contact history, final mod approved on XX/XXXX, signed mod documents received from borrower on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Delinquent property taxes noted in XX/XXXX, borrower requested assistance in paying delinquent taxes on XX/XXXX, advised to contact tax collector about setting up a repayment plan to pay off taxes in installments and if that's not a possibility to contact Servicer to get approved to have Servicer help pay taxes. Borrower noted as planning on paying delinquent taxes as of XX/XXXX, no other details provided. No property issues noted.
418350825	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX; borrower was approved for a trial mod. Trial plan was completed and borrower was approved for a mod effective XX/XXXX. Borrower paid delinquent taxes on XX/XXXX. primary borrower stated on XX/XXXX that co-borrower passed away, death certificate was received on XX/XXXX; date of death is unknown. Last contact was on XX/XXXX, borrower called in to inform that he paid taxes on XX/XX/XXXX and was advised that the servicer also paid taxes on XX/XXXX; borrower was advised to send in the receipt. Escrow analysis statement was sent on XX/XX/XXXX . Loan is current.

REASON FOR DEFAULT: Death of co-borrower.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431351525	2/1/2021	1/3/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower responds to a welcome call. The borrower has been cooperative. The most recent contact was on XX/XXXX with borrower calling in to discuss why ACH payments are not processing (wrong account number).

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959128	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested extension on XX/XXXX for returning recast agreement, recast agreement finalized on XX/XXXX. No loss mit activity noted. Last contact on XX/XXXX, borrower called in about statement, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431959450	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower offered assistance in XX/XXXX, borrower declined . Per comments on XX/XXXX, noted that borrower XXXX have been working on loss mit resolution with prior servicer, deemed borrower was not in any active forbearance plan at time of transfer as of XX/XXXX. Last contact on XX/XXXX, authorized third party inquired about assistance for XXXX, was advised none available at that time. No other loss mit activity noted.

REASON FOR DEFAULT: Curtailment of income and home repair expenses.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. Property problem and home repairs noted as RFD in XX/XXXX, but issues were not specified, no other details provided. No other property issues noted. Owner occupied as of XX/XXXX.

431958720	2/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity or contact with borrower was found. The most recent contact was on XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957558	2/15/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower in XX/XXXX discussed workout options with servicer but no workout was ever sent in for review. In XX/XXXX, the borrower requested a due date change from the 1st of the month to the 15th; per diem amount paid by borrower XX/XXXX and servicer adjusted the due date. Last contact XX/XXXX borrower wanted to known why their auto payment was not processed. Servicer advised payment being processed that day, nothing further discussed.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958006	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower statedXX/XXXX believed reinstated loan and reaffirmed from BK. reaffirmation not confirmed. Borrower statedXX/XXXX impacted by XXXX; self-employed not making income. Borrower requested payment history XX/XXXX andXX/XXXX. 3rd party requested VOM XX/XXXX. Borrower requested escalated call now XX/XXXX as pay history still not received.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notesXX/XXXX BK7 discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.
431338397	2/1/2021	12/31/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact recorded during the review period was in XX/XXXX, with the borrower is requesting an escrow analysis be completed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959088	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in XX/XXXX, and again in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower mails her payments, as she doesn't have a bank account. Borrower submitted a payment dispute in XX/XXXX, stating loan was not delinquent. Servicer corrected the payment application error in XX/XXXX, and effective dated the payments correctly. Borrower asked about payment options in XX/XXXX, and in XX/XXXX asked about roof repairs; servicer provided borrower with insurance information. Borrower authorized her daughter on the account in XX/XXXX; the daughter made a lump sum payment in XX/XXXX to cover the rest of the year's payments. The daughter also verified the XX/XXXX payment was made, and verified insurance was current. Borrower has remained current for the past three years.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
418346270	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431490059	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payment and checking on escrow accounts. Final contact is on XX/XXXX.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958935	2/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Welcome call completed XX/XXXX. Borrower hardship noted XX/XXXX due to loss of income; husband work slow. Workout options offered to borrowerXX/XXXX. Borrower confirmed insurance XX/XXXX. Borrower declined repayment plan XX/XXXX. Borrower statedXX/XXXX had illness of family member. 6-month repayment plan offeredXX/XXXX. Borrower stated XX/XXXX mom in hospital. Borrower stated XX/XXXX out of county. Borrower statedXX/XXXX had death in family. Last contactXX/XXXX to make payment.

REASON FOR DEFAULT: Curtailment of income.  Family illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431959447	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Appears borrower was in midst of trail mod prior to start of contact history, trial payments completed on XX/XXXX, final mod approved on XX/XXXX, signed mod received from borrower on XX/XXXX. Per comments on XX/XXXX, borrower noted as note eligible for disaster payment assistance due to completed liquidation, no other details provided. Borrower noted as working on loss mit resolution to prior servicer as of XX/XXXX, deemed on XX/XXXX that borrower was not active forbearance at time of transfer. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: Loan noted as in FC status as of XX/XXXX, no other details provided. No other FC activity noted.

BANKRUPTCY: Prior discharged BK noted on XX/XXXX, borrower informed that due to discharged BK they are not liable for loan debt but property lien is still valid and enforceable. No details provided regarding chapter, filing date, case number or discharge date. No other  BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.
431959521	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower made a payment over the phone. Borrower on XX/XXXX filled out the online survey stating they were impacted by XXXX but have ability to pay so no workout offered.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957914	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower called for website assistance trying to obtain her XXXX statement.

REASON FOR DEFAULT: No payment default in the past year.  Prior default was noted on XX/XX/XXXX  as borrower illness.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XXXX as owner occupied. Current property condition is unknown.
431957884	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX, borrower wanted to see if any of his loan were transferred to a new servicer. Comments do not indicate servicers answer.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: BK11 filed on XX/XXXX; dismissed on XX/XXXX.

PROPERTY: No evidence of property issues found in the comments. Second home per data tape.
431957596	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, borrower stated would make payment that day online.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, excessive obligations.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431959601	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, an unauthorized 3rd party, XXXX, called to set up a payment by phone. The notes do not reflect contact with the borrower. The loan is in an active chapter 13 bankruptcy and is being actively monitored. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history notes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The borrower filed a chapter 13 bankruptcy in XX/XXXX and the case is still active.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959423	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower indicated interest in mod in XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, co-borrower called to verify receipt of XXXy payment, advised delayed due to holiday.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431335092	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No FC activity noted.
BANKRUPTCY: No BK activity noted.
PROPERTY: Property is owner occupied per seller data. No property issues noted.

430562148	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Loss mit application received XX/XXXX and as of XX/XXXX a 3 month trial FB plan was approved, plan to begin XX/XXXX. Loan was modified in XX/XXXX. Last contactXX/XXXX borrower wanted to change auto draft date, servicer advised they could not change the date.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958718	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: The only recent contact was in XX/XXXX, borrower missed a payment due to the servicing transfer and is upset about credit reporting.

REASON FOR DEFAULT: XX/XXXX RFD is a service complaint. XX/XXXX Servicing transfer.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959475	2/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, borrower requested copy of prior mod and stated would make payment at end of month. No other loss mit activity noted.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431488087	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: The first contact is on XX/XXXX when the borrower called to go over the escrow accounts. The final contact is on XX/XXXX when the borrower wanted to know why the payment had increased and was told it was due to the escrow increase. The large curtailment in XXXX are from the XXXX incentive.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958553	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on escrows. The final contact is on XX/XXXX when an ATP called to check on an insurance notification.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957571	2/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: BK 7 filed in XX/XXXX; discharged in XX/XXXX.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431956976	2/15/2021	1/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Servicer had monthly contact in XXXX, as borrower either paid by phone, or gave a promise to pay. Only other contact was in XX/XXXX when borrower verified payment had been made.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957335	2/1/2021	1/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for 36 months. NSF in XX/XXXX but was replaced the same month. This was last contact with borrower.

REASON FOR DEFAULT: XX/XXXXurrent loan

FORECLOSURE:  No FC activity

BANKRUPTCY:  BK13 filed XX/XX/XXXX 12 was dischargedXX/XXXX.

PROPERTY:  Owner occupied

431958365	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , outbound call to the borrower who agreed to a payment over the phone. The borrower appears to be cooperative during noted conversations. The loan was modified in XX/XXXX and has remained current since that time. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431350147	2/1/2021	1/15/2021	XXXX	XXXX			No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower sent in declaration page of hazard insurance, nothing further discussed. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431959149	2/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the servicer calling to inform of an ARM change. There has been minimal contact with the borrower as they have been current for the past 36 months.

REASON FOR DEFAULT: There was no reason for default as the loan has been 0 times over 30 days delinquent for the last 36 months.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

418689124	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on escrows. The final contact is on XX/XXXX when the borrower says that they are experiencing a hardship but was not interested in the retention options.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be that she does not have enough funds to make an ACH payment and canceled the ACH.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959213	3/1/2021	1/20/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower applies for loss mit assistance. XX/XXXX A mod is completed. Since the mod, account has been kept current with no significant activity noted. The most recent contact was on XX/XXXX with borrower requesting the refund of a double payment.

REASON FOR DEFAULT: XX/XXXX medical issues.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

418349604	1/20/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Minimal contact is noted; borrower called in on XX/XXXX requesting to delete a scheduled ACH and was advised the system would not allow the deletion because it was dated the same day. Borrower stated that he would call the bank and cancel one of the payments. NSF was processed in XX/XXXX. Borrower is current on the loan but appears to have been late on payments; late notices have been sent.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431956989	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made sporadic phone payments in XXXX. Loan transferred servicing in XX/XXXX. Only contact with borrower was in XX/XXXX when borrower requested website assistance and set up auto-draft payments.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957078	2/15/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since reinstatement of 3 payments in XX/XXXX with no contact sinceXX/XXXX escrow inquiry.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431489950	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact with the borrower was XX/XXXX calling in regards to their hazard insurance. Minimal contact with the borrower as the loan has been current for 36 months.

REASON FOR DEFAULT: There was no reason for default provided.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No bankruptcy activity

PROPERTY: No property issues noted

431490270	3/1/2021	1/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XX/XXXX. No significant notes on the loan. Borrower called in XX/XXXX informing that he would possibly make a payment by that Friday, borrower was advised of payment options. Last contact was on XX/XXXX, co-borrower called in stating that the address should be XXXX; co-borrower was advised to send in a 911 change for their county. Escrow analysis statement was sent on XX/XXXX1. No further details.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430930198	3/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Per call with borrower on XX/XXXX, he noted interest in selling property if co-borrower does not qualify for loss mit. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XXXX, trial payments completed as of XX/XXXX, final mod approved as of XX/XXXX, signed mod docs received from borrower as of XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, welcome call from XXXX completed with co-borrower.

REASON FOR DEFAULT: Divorce.

FORECLOSURE: Appears loan was in active FC prior to start of contact history, service completed on XX/XXXX, Judgment submitted on XX/XXXX, FC placed on hold for loss mit review as of XX/XXXX. FC file closed on XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

TITTLE ISSSUES: Prior lien noted in XX/XXXX, satisfaction received as of XX/XXXX, issue noted as resolved as of XX/XXXX.
419928237	3/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower spouse called to notify that she would sent in proof of paid taxes.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
418919748	2/1/2021	1/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. No borrower contact noted. ACH confirmed XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431488244	2/1/2021	1/10/2021	XXXX	XXXX			No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower requested that XXXX be mailed to them, nothing further discussed. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431958602	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted. Majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to curtailment of income. Borrower statedXX/XXXX spouse had injury and had to take time off of work. 3rd party inquired about tax bill XX/XXXX. 3rd party stated XX/XXXX borrower and servicer both paid property taxes. Last contactXX/XXXX husband received layoff notice.

REASON FOR DEFAULT: Curtailment of income. Borrower illness. Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431341890	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Borrower called the new servicer in XX/XXXX to make a website payment, but was told to wait until the following month. No further contact. Loan transferred servicing in XX/XXXX. Borrower has since paid via the website.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
419988503	3/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower requesting histories and a copy of the Mod, not understanding why his balance is higher than when he started.

REASON FOR DEFAULT: There was no reason for default as the loan has been current for the prior 36 months.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No bankruptcy activity

PROPERTY: No property issues noted

431958401	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Property notes as vacant and secured since XXXX. Last contact was XX/XXXX when servicer completed welcome call.

REASON FOR DEFAULT: Death in family

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

430562274	3/1/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Comments begin XX/XXXX with completion of a trial plan, hardship caused by borrower illness. Account was 4x30 after cure due to missed payment XX/XXXX that was not cured until XX/XXXX, and has since remained current.

REASON FOR DEFAULT: Borrower illness

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431350066	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower noted in the contact history. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957947	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. 4 NSFs were processed in XXXX; borrower was able to replace 3 of the payments. Borrower stated that he was going to change the ACH to the 15th of each month. Last contact was on XX/XX/XXXX , borrower called to inquire about the XX/XXXX payment and was advised that the payment was returned due to NSF; 2 payments were applied in XX/XXXX to make up for the XX/XXXX payment. Escrow analysis statement was sent on XX/XXXX. Loan is current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957845	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on XX/XX/XXXX called in and made a payment over the phone which posted same day. Nothing further discussed. Borrower was offered a repayment plan in XX/XXXX but declined .

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958847	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Mod was denied XX/XXXX due to NPV. Borrower reinstated 2 payments and remains current last 3 years with no contact since XX/XXXX. Borrower pays after late charge date due to timing of checks.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

430930146	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made reinstatement payment in XX/XXXX to bring loan current. Borrower denied for loss mit in XX/XXXX due to insufficient income, borrower disputed results, submitted new application as of XX/XXXX. Borrower was approved for trial mod as of XX/XXXX, final mod approved as of XX/XXXX, signed mod docs received from borrower as of XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to confirm insurance payment was completed, advised yes and provided amount and date.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: Loan referred to FC on XX/XXXX, FC placed on hold for loss mit as of XX/XXXX, FC closed on XX/XXXX with completion of mod. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958048	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Limited borrower contact noted in comments. Last contact XX/XXXX regarding payment. Borrower stopped payment on an ACH payment scheduled for XX/XXXX as she already made the XX/XXXX payment. No NSF noted. Loan has been paid as agreed over the last 3 years and is current.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY:  Property is owner occupied with no damages noted

431956936	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower wanting a copy of their XXXX from XXXX. The borrower was seeking assistance XX/XXXX with a hardship of curtailment of income. The borrower has paid as agreed since XX/XXXX.

REASON FOR DEFAULT: No current reason for default, XXXX it was curtailment of income.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431959312	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX; loan rolling 30 days delinquent. Authorized 3rd party XXXX (daughter) party stated in XX/XXXX RFD was due to being unemployed. Ms. XXXX called in XX/XXXX to schedule a payment and stated that her father has been out of work due to injury. NSF was processed on XX/XXXX. Demand notice was sent on XX/XXXX. Loss mit review was initiated in XX/XXXX; borrower was approved for a trial mod. Trial mod review was closed on XX/XXXX due to agreement not received. Demand notice was sent on XX/XXXX. Ms. XXXX called in on XX/XXXX to schedule a payment and was advised of the demand expiration date of XX/XXXX to make the payment for the trial mod and to send in the mod agreement ASAP. Executed mod was received on XX/XXXX. Loan was modified effective XX/XXXX, new UPB $XXXXXXX.XXast contact was on XX/XXXX9, Ms. XXXX called in for general inquiry. Escrow analysis statement was sent on XX/XXXX. Loan is current.

REASON FOR DEFAULT: Borrower unemployed due to injury.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958703	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on escrows. The final contact is on XX/XXXX when the borrower set up an ACH.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes from XX/XXXX show that the borrower was discharged from bankruptcy but no supporting information is found.

PROPERTY: No property issues found.

431958372	2/15/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on escrows. The final contact is on XX/XXXX when the borrower made an ez pay.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

430929932	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower offered 3 month deferment agreement in XX/XXXX, borrower accepted and returned signed document as of XX/XXXX. Borrower offered assistance in XX/XXXX, borrower declined and stated would bring account current that month. No other loss mit activity noted. Last contact on XX/XXXX, borrower had issues with ACH and easy pay, borrower stated would call back, no other details provided.

REASON FOR DEFAULT: Curtailment of income and car issues.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
418349924	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Only noted contact with borrowerXX/XXXX to clarify statement; setup ACH. No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431957119	2/15/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The only contact in the past year was on XX/XX/XXXX , borrower calls in to verify the status of a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431958723	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact is recorded. The most recent contact was on XX/XX/XXXX with a new insurance policy being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957656	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX; borrowers struggled to make the payments every month until XX/XXXX. Co-borrower stated in XX/XXXX that RFD was due to a problem with alloXXting funds and stated that she does not provide date or time to discuss financial situation. Co-borrower was advised of loss mit options but was not interested. Co-borrower stated on XX/XXXX that she was having trouble moving funds around. Intent is to retain the property. Last contact was on XX/XXXX co-borrower called in for online assistance.

REASON FOR DEFAULT: Borrower stated that she had trouble moving funds around.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Possible property damage. Borrower stated on XX/XXXX that she filed a claim and wanted to know where to send the check for endorsement. Claim information such as claim amount, date of loss, cause of loss are unknown. No details regarding damage or repairs provided.
419988285	3/1/2021	1/29/2021	XXXX	XXXX	Yes	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower is deceased prior to XX/XXXX. Account is performing last 3 years except for missed payment XX/XXXX, cured XX/XXXX. SII refused to discuss account with or re-send any probate or deed information that was provided to prior servicer. Missed payment was due to service transfer confusion, account remains current last 18 months, last contact XX/XXXX account inquiry..

REASON FOR DEFAULT: Service transfer

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Occupancy is unconfirmed after death of borrower. No property issues noted.

431957592	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, borrower called to review her balance.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
418688218	2/1/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. No significant notes on the loan. Minimal contact is noted. Borrower called in on XX/XX/XXXX for payment inquiry. Last contact was on XX/XXXX, borrower was advised of cell pay options.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430448497	2/5/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed, and borrower set up auto-draft payments. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430571513	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX . the authorized third party, XXXXr called to discuss payment arrangements. No further contact with borrower noted in the contact history. The loan was modified in XX/XXXX and has remained current since that time. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: The loan was in foreclosure until XX/XXXX but was dismissed after the loan was modified and brought current. No further FC activity found.

BANKRUPTCY: The notes reflect a chapter 13 bankruptcy filed in XXXX that was dismissed in XX/XXXX. Unable to confirm the filing date. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957862	2/15/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431340138	2/1/2021	1/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity or contact with borrower was found.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431343243	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to ask why ACH was not set up. ACH was set up during the call and the borrower also asked about the interest rate. No further contact from borrower noted in the contact history and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958149	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. No contact with borrower. XXXX incentives applied in XX/XXXX and in XX/XXXX.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959481	2/15/2021	1/15/2021	XXXX	XXXX	Yes	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower noted as deceased as of XX/XXXX, death certificate received on XX/XXXX, XXXX and XXXX name as Successors in Interest. Borrower offered loss mit multiple times, borrower declined multiple times, most recently on XX/XXXX. Borrower stated on XX/XXXX that she was told previously that she does not qualify for assistance due to property being a rental property. Successor in Interest inquired about assumption on XX/XXXX, assumption package sent to borrower on XX/XXXX, no other details provided. Last contact on XX/XXXX, SII called to get interest paid in XXXX, advised document would be mailed.

REASON FOR DEFAULT: Borrower illness and borrower death.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: XXXX damage to property noted on XX/XXXX, no other details noted. No property issues noted.
418349910	2/14/2021	1/21/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower called on XX/XXXX to get the cure amount. Remaining contact sis limited to PTPs, draft payments and checking on the escrow accounts.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431388922	2/15/2021	1/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Comments begin XX/XXXX. Account is performing last 12 months with no borrower contact.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No foreclosure issues found.
BANKRUPTCY: No bankruptcy issues found.
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957900	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact.

REASON FOR DEFAULT: No payment default in past year.  Prior RFD is unknown.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Comments on XX/XXXX indicated subject property was located in a XXXX declared  disaster area due to XXXX  on XX/XXXX. Comments did not indicate subject property was impacted by the XXXX.

431959386	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on XX/XX/XXXX called to discuss payment change and stated that their tenant are not paying. Servicer offered assistance but borrower never completed the workout packet.

REASON FOR DEFAULT: Tenants not paying

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957085	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since reinstatement XX/XXXX with little contact. Last contactXX/XXXX refinance inquiry.

REASON FOR DEFAULT: Income curtailment, details not noted.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957498	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower missed several payments in XXXX and stated RFD was due to excessive obligations and curtailment of income and declined loss mit offers - not interested. NSF was processed in XX/XXXX, borrower called in on XX/XXXX to schedule a payment; 3 payments were applied bringing the loan current. .

REASON FOR DEFAULT: Curtailment of income, excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

431957529	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower made an ez payment and wants to set up an ach account. Other contact is limited to PTPs and draft payments.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958325	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower called to see if son could be added to loan; servicer advised that they would need to refinance in order to add son. Last contact on XX/XXXX, payoff requested.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, excessive obligations.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431958672	2/1/2021	1/14/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, outbound call to the borrower who agreed to make a payment by phone. The notes indicate the borrower later passed away, date of death was XX/XXXX. The servicer has received a request for an assumption and also a dispute in XX/XXXX regarding the servicer not recognizing the successor in interest to the property. An assumption was under review at that time but does not appear to have been completed. No further contact recorded and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD due to the death of the borrower in XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959280	2/15/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had one 30-day delinquency in mid-XXXX. Borrower declined assistance in XX/XXXX. No contact again until loan transferred servicing in XX/XXXX; welcome call completed. Borrower set up several future payments in XX/XXXX, and discussed fees on the account in XX/XXXX. Borrower had an NSF payment in XX/XXXX and again in XX/XXXX, both were reinstated in the month they defaulted. Last contact was in XX/XXXX regarding a letter borrower received; details were not provided.

REASON FOR DEFAULT: XXXX-Income curtailment, work was slow

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431497518	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Welcome call completedXX/XXXX. Borrower indicatedXX/XXXX interested in ACH payments. Borrower requested to change name on account; requested credit reporting. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notesXX/XXXX prior BK7 discharge; details of filing not provided.

PROPERTY: Property is an investment property. No property damage noted.
431957366	2/1/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was 3x30 in XXXX, cured XX/XXXX. There is no borrower contact throughout the delinquency due to BK flag, hardship not provided. Borrower has paid timely for 31 months with little contact, last contactXX/XXXX escrow inquiry.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/AANKRUPTCY: BK7 discharged prior to XX/XXXX, case details not provided.

PROPERTY: Property is owner occupied. No property issues noted.

431959640	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower accepted workout plan on XX/XXXX, no other details provided. Borrower disputed late fees on XX/XXXX stating she paid them already with prior servicer, was advised to send proof of payment, no other details provided. Borrower inquired about XXXX deferral on XX/XXXX but declined option at the time. Last contact on XX/XXXX, borrower wanted to make sure payment made on XX/XXXX was applied to XXXX.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.
431957628	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Very limited servicer contact with borrower over the last 3 years with last contact XX/XXXX regarding payment application. Loan has been paid as agreed over the last year and is current.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
431349307	2/1/2021	12/30/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with current or prior servicer. Loan transferred servicing in XX/XXXX. Borrower paid via the website in XX/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958535	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Contact with the borrower is limited to the servicer introduction on XX/XXXX and the borrower follow up on XX/XXXX regarding the insurance policy.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958054	2/1/2021	1/7/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Comments indicated borrower deceased with ATP daughter as potential SII. Unable to verify death cert, will and probate docs have been provided to servicer. Limited contact with ATP with last contact XX/XXXX welcome call from current servicer. Loan has been paid as agreed over the last year and is current.

REASON FOR DEFAULT: XX/XXXX
FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Unable to verify current occupancy as borrower is deceased
430197176	2/1/2021	1/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal recent contact. XX/XXXX Borrower wants to add their daughter to the account. The most recent contact was on XX/XX/XXXX with general questions regarding the interest in the property being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431957983	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to excessive obligations. Welcome call completed XX/XXXX. Borrower inquired about payment application XX/XX/XXXX . Last contact XX/XXXX to make payment.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431344285	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to change the due date, was advised unable to change the due date due to the recent transfer. No further contact with borrower noted in the contact history and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957309	2/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called to see if the servicer does refinances. The loan has been current with regular on-time payments and the borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs
431959498	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated 2 payments XX/XXXX after a disaster forbearance, and has remained current with little ongoing contact. Last contactXX/XXXX inquiry about XXXX reporting.

REASON FOR DEFAULT:

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958644	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower made a phone payment. No contact in the past year.

REASON FOR DEFAULT: No RFD provided for slow payment.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Comments on XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs on XX/XXXX. Comments did not indicate subject property was effected by the XXXX.
431958242	2/1/2021	1/1/2021	XXXX	XXXX			No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower made a payment over the phone which posted same day. Nothing further was discussed. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431958412	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower called to confirm payment received, servicer advised yes. Nothing further discussed.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: Comments on XX/XX/XXXX  indicate there was property damage, DOL and COL were not noted. Servicer notes they received a claim check for $XXXX which was endorsed and sent back to borrower as claim classified as non-monitor.  Second check received XX/XXXX for $XXXX00 which was endorsed and sent back to borrower.  Last contact about property loss was on XX/XXXX when inspection results show no work completed.

431958495	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, outbound call to the borrower to advise of the step rate change effective XX/XXXX. Also discussed LPI and said would be getting their own insurance. The loan has remained current during the past 12 months. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431343465	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to discuss the interest rate. The borrower has been in frequent contact and appears to be cooperative. The notes indicate a previous failed trail modification plan. The borrower was also offered a 2 month forbearance plan beginning XX/XXXX. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: The noted indicate a RFD due to being impacted by the XX/XXXX. Unclear what was impacted or whether hardship is ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430562422	2/1/2021	1/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Comments begin XX/XXXX with borrower default on prior servicer repay plan. New application submitted and trial plan completed XXXX- XX/XXXX, mod completed XX/XXXX. Borrower has paid timely 30 months, last contactXX/XXXX for help with online access.

REASON FOR DEFAULT: Income curtailment, details unknown

FORECLOSURE: Referred to foreclosureXX/XXXX, stayed by loss mitigation and then cancelled.

BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per mod qualifiXXtion. Loss claim filed XX/XXXX for roof damage from XXXX iao $XXXXDOL XX/XXXX is monitoX% inspection was received XX/XXXX, borrower is unresponsive to request for X% inspection. COL: Roof Damage.

431958987	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower checking on terms of the loan. The borrower was seeking Assistance in XX/XXXX and was approved for a Trial Mod for 3 payments beginning XX/XXXX. The borrower successfully completed the Trial and was Modified XX/XXXX with the new payment beginning XX/XXXX.

REASON FOR DEFAULT: Excessive obligations and unexpected expenses due to family emergency

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431957298	3/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , outbound call to the borrower who agreed to set up a payment by phone. The borrower appears to be cooperative during noted conversations. The loan has remained current with regular on-time payments. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958833	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower was approved for a XXXX recast effective XX/XXXX. Loan transfer appears to have been completed in XX/XXXX; welcome call was completed on XX/XXXX. ACH was set up was completed on XX/XXXX. XXXX recast agreement was received on XX/XXXX. Last contact was on XX/XXXX, borrower called in for payment posting inquiry. Escrow analysis statement was sent on XX/XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959111	2/1/2021	1/14/2021	XXXX	XXXX			No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	#VALUE!
431957763	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Prior CH7 BK noted in comments. Limited contact with borrower over the last 3 years. Recent contactXX/XXXX regarding interest in BK reaffirmation and account not reporting on credit report. The loan has been paid as agreed over the last year and is current. Prior NSF noted XX/XXXX with borrower making up payment in the same month.

REASON FOR DEFAULT: XX/XXXX
FORECLOSURE:  No FC activity noted

BANKRUPTCY: Prior CH7 BK noted in comments.  UTD filing, discharge  date or case #.  Debt was not reaffirmed

PROPERTY: Property is owner occupied with no damages noted
418742544	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contactXX/XXXX when Servicer was attempting Loss Mit work out. Loss Mit was closed when borrower reinstated loan to current statusXX/XXXX. Loan has remained current since this date.

REASON FOR DEFAULT: No payment default. However, RFD prior to reinstating loan was noted on XX/XXXX as husband disability benefits ran out and she wasn't getting unemployment. Borrower stated on this date that she was working now with a raise and second job and husband recently returned to work and would be getting paid soon.

FORECLOSURE: No recent FC activity noted. However, loan was prior FC that was on hold for Loss Mit workout and closed in XX/XXXX when loan was reinstated.

BANKRUPTCY: No recent BK activity noted.

PROPERTY: Property occupancy was last noted on XX/XX/XXXX as owner occupied. Comments on XX/XXXX indicated subject property was located in a XXXX disaster area due to XX/XXXXs on XX/XXXX. Comments did not indicate subject property was effected by the XXXX.
431957789	2/1/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Limited borrower contact noted over the last 3 years with last contactXX/XXXX regarding payment. Loan has been paid as agreed over the last 3 years and is current.

REASON FOR DEFAULT:XX/XXXXORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
431957874	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT: Comments start in XX/XXXX with the loan being reviewed for a modification. Last contact XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

431340422	2/1/2021	1/8/2021	XXXX	XXXX			No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower and servicer went over loan details. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
418685275	2/14/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Only noted contactXX/XXXX; borrower inquired about monthly statement; advised of lender-placed insurance. No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is a second-home. No property damage noted.
431293608	2/21/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated a rolling 30-day delinquency XX/XXXX and remains current with little ongoing contact. Last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: Borrower illness

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431959561	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had an NSF payment in XX/XXXX that was reinstated the following month; loan has since remained current. XXXX incentives applied in XX/XXXX and XX/XXXX. Borrower had contact with prior servicer most months. Loan transferred servicing in XX/XXXX, and began paying via the IVR. Borrower made a promise to pay in XX/XXXX, and sent servicer the insurance declaration page in XX/XXXX. No other contact.

REASON FOR DEFAULT: Excessive obligations, borrower mentioned a disability in XX/XXXX (details not provided), other than to state default was due to a medical situation and expenses involved.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431958758	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower confirmed paymentXX/XXXX. Borrower inquired about escrow shortageXX/XXXX and againXX/XXXX; requested analysis over 36-months. Borrower advisedXX/XXXX made payment online. Borrower inquired about insurance disbursement XX/XXXX. Last contactXX/XXXX requested tax form.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431957787	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Very limited borrower contact noted with last contactXX/XXXX regarding UPB and payment history. Loan has been paid as agreed over the last 3 years and is current.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
431958777	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower hardship noted XX/XXXX due to curtailment of income; borrower had accident in XXXX; borrower recently started working. No recent contact noted with borrower.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. XXXX disaster area noted XX/XXXX ; no indication property was affected.
431957635	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was rolling 30 days delinquent when history began in XXXX. Borrower stated in XX/XXXX that RFD was due to curtailment of income and accepted a repayment plan. Repayment plan was completed, loan was brought current in XX/XXXX. Borrower stated on XX/XXXX that she enrolled in auto pay and was advised auto pay would start in XX/XXXX. Last contact was on XX/XX/XXXX , borrower inquired about streamline mod and was advised not an option, borrower also inquired about lowering IR and was advised to refinance the loan. Loan is current.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

418742995	2/8/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact with the borrower is limited to PTPs, draft payments and checking on escrow accounts.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957946	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Loan was rolling 30 days delinquent after a missed payment in XX/XXXX then rolling 60 days delinquent after a missed payment in 9XX/XXXX. Demand letters were sent. Borrower stated that in XX/XXXX that they fell behind on the loan because her husband previously fell ill and was not working; declined loss mit. Borrower called in XX/XXXX to inquire about loss mit options and was advised of a repayment plan and that she would need to fill out an application online. Borrower was approved for a deferral for 4 payments; processed in XX/XXXX. Step rate notification was sent on XX/XX/XXXX . Last contact was on XX/XXXX, borrower was advised that she would need to refinance the loan for a lower XXXX. Loan is current.

REASON FOR DEFAULT: Income reduction due to husband's medical condition.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

431490179	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact is recorded with no recent significant activity noted. The most recent contact was on XX/XX/XXXX with borrower calling in to verify a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957610	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Limited borrower contact over the last 3 years with last contactXX/XXXX. He indicated BWR2 had deceased 3 years ago. Loan has been paid as agreed over the last year and is current.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE:  No FC activity noted

BANKRUPTCY:  CH7 BK filed XX/XXXX; UTD discharge date or reaffirmation

PROPERTY: Property is owner occupied with no damages noted
431956981	2/1/2021	1/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made payments by phone during the bankruptcy. Loan transferred servicing in XX/XXXX. Servicer verified XXXX good standing in XX/XXXX, and reviewed an escrow payment change with borrower. Borrower submitted a tax exemption in XX/XXXX and requested a payment adjustment. Borrower set up auto-draft payments in XX/XXXX. Borrower had an NSF payment in XX/XXXX that was reinstated in the same month. Borrower changed the draft date in XX/XXXX, and changed the draft amount in XX/XXXX. No further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed XX/XXXX14, chapter 13, dischargedXX/XXXX.

PROPERTY: Owner occupied

430196578	2/1/2021	1/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XXXX with an insurance premium payment being discussed.

REASON FOR DEFAULT: XX/XX/marital difficulties.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431382345	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested a XXXX statement in XX/XXXX, and continued to have monthly contact with servicer during phone payments. During monthly payments, servicer has offered website payment options, auto-draft, and loss mitigation information. Borrower requested a yearly valuation report in XX/XXXX; servicer advised valuations were only completed during loss mitigation. Borrower disputed fees on the account in XX/XXXX. Last contact was during a phone payment in XX/XXXX.

REASON FOR DEFAULT: No default in the past three years

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged, details not provided

PROPERTY: Owner occupied
431344885	2/1/2021	1/3/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact recorded during the review period was in XX/XXXX, with the borrower responding to a welcome call.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957218	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since missed payment XX/XXXX was cured XX/XXXX, no hardship or financials provided. Last borrower contact since XX/XXXX.

REASON FOR DEFAULT:  Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431293857	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Multiple mods from prior servicers noted, most recent mod noted as of XX/XXXX, effective date of mod noted asXX/XXXX, no other details provided. Borrower requested deferment of payment on XX/XXXX, was advised that servicer doesn't offer deferment. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to discuss loan transfer, call was delayed and borrower couldn't hear servicer, no other details provided.

REASON FOR DEFAULT: Unexpected expenses and borrower illness.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: BK7 noted in XX/XXXX, noted as discharged as of XX/XXXX, filing date and case number not provided, no other details provided. No other BK activity noted.

PROPERTY: XXXX disaster due to XXXX Florence noted on XX/XXXX, start date of XX/XXXX and expiration date of XX/XXXX, no other details provided. Borrower inquired where to send insurance claim check for endorsement on XX/XXXX, was provided address. No details regarding DOL, COL, claim amount, monitored vs unmonitored provided. No other details regarding insurance claim provided. No other property issues noted.

431957640	3/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. XXXX 6th year incentive iao $XXXX0 was applied as curtailment in XX/XXXX. Demand letter was sent on XX/XXXX. Borrower called in on XX/XXXX stating that he mailed the payment; the payment received was applied to escrow; misapplication reversal was completed to reapply the payment to the XXXX payment. Borrower stated that he sent the XXXX payment on the 25th and that they were struggling with payments due to lack of income on SSI. Loss mit review was initiated, borrowers did not qualify for deferral or repayment but were approved for a trial mod in XX/XXXX. Trial plan was completed and loan was modified effective XX/XXXX, modified balance $XXXXXXX.XXxecuted mod was received on XX/XXXX. Last contact was on XX/XXXX, borrower called to make sure that the payment was received for XXXX. Loan is current.

REASON FOR DEFAULT: Borrowers are on a fixed income (SSI).

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957936	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. NSF was processed on XX/XXXX but the borrower was able to replace the payment on XX/XXXX; borrower stated RFD was due to excessive obligations; declined loss mit. Borrower fell behind on the loan in XXXX; NSFs were processed in XX/XXXX and XX/XXXX and no payment was received in XX/XXXX. Unauthorized 3rd party XXXX stated on XX/XXXX that RFD was due to medical emergency. Repayment was discussed with the co-borrower on XX/XXXX. Plan was completed in XX/XXXX, loan was brought current. Last contact was on XX/XX/XXXX , borrower advised that she missed a week of work due to having the XXXX.

REASON FOR DEFAULT: XXXX, borrower illness, excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959451	2/1/2021	1/13/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Prior mod in XXXX noted on XX/XXXX. Co-borrower noted as deceased as of XX/XXXX, death certificate received as of XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XXXX, borrower declined as of XX/XXXX. Borrower offered repayment plan in XX/XXXX, borrower declined . Borrower offered 3 month deferral in XX/XXXX, borrower accepted on XX/XXXX, signed deferral received from borrower on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower stated she made payment on XX/XXXX but money was not taken out, so she requested late fee to be waived.

REASON FOR DEFAULT: Curtailment of income, death of husband and medical bills.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.
431958963	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower noted as interested in applying for mod on XX/XXXX, no other details provided. Borrower offered repayment plan in XX/XXXX, repayment plan completed as of XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to see if servicer offers reverse mortgage, no other details provided.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XXXX.
430573132	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had an open insurance claim for roof repairs in XX/XXXX. Borrower inquired about arrears in XX/XXXX, and requested loss mit assistance in XX/XXXX after payment had increased due to an escrow shortage. Servicer completed a modification in XX/XXXX after court approval was granted. Borrower requested amount due in XX/XXXX, and set up bi-weekly auto-draft payments in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower asked about escrow advances transferred from prior servicer in XX/XXXX, and borrower requested an escrow shortage spread, as a repay plan would cause a hardship. Last contact was in XX/XXXX when borrower verified payment receipt.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed XX/XXXX, discharged XX/XXXX, chapter unknown. Filed XX/XXXX, chapter 13, confirmed XX/XXXX, dismissed XX/XXXX, closedXX/XXXX. Filed XX/XXXX, chapter 13, plan confirmed XX/XXXX. case converted to chapter 7 on XX/XX/XXXX , dischargedXX/XXXX.

PROPERTY: Owner occupied
431958517	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in regarding an open insurance claim and was transferred to the loss draft department. The notes show the borrower has had LPI. The co-borrower is also deceased. The borrower has been cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. Per notes on XX/XXXX ,the borrower has contacted the servicer regarding an insurance claim but unable to loXXte details or confirm the damage or status. The notes do indicate the property is located in a XXXX disaster area from the XX/XXXXs, but no details regarding damage or claim status are noted in contact history. DOL & COL are unknown.
431959438	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower noted as interested in repayment plan in XX/XXXX, but advised not an option, income ratio exceeds threshold. Borrower stated he was going refinance loan in XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to schedule payment.

REASON FOR DEFAULT: Family death and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958541	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact with the borrower is limited to PTPs, draft payments and checking on escrow accounts. The final contact is on XX/XX/XXXX when the borrower calls to get a XXXX.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations.  On XX/XXXX the borrower said that his wallet had been stolen and he had to close his accounts and put holds on all of his information.  Notes from XX/XXXX show the rfd to be a death in the borrower family.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958092	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower starts a workout plan on XX/XXXX. Remaining contacts are limited to checking if the account is current. The final contact is on XX/XXXX when an ATP called to make sure the account was current.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a curtailment in income.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957175	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for 36 months. Only contact with borrower is administrative or pay by phone. Comment indicated that hazard claim had been filed. No contact with borrower regarding the claim. Last noted contact wasXX/XXXX. Loan remains current.

REASON FOR DEFAULT:  XX/XXXXurrent loan

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY: Owner occupied. Property located in XXXX declared  disaster area, XX/XXXXs in XX/XXXX. No indication property impacted by the XXXXs. Prior claim for fire damage on XX/XXXX was filed, XXXX check for $XXXXXXX.XX received. on XX/XX/XXXX  a draw payment of $XXXX00 was made to the contractor (reissued XX/XXXX due to stale-dating). Docs in loan file indicate that as of an inspection on XX/XXXX the repair work was onlyX% completed but no photos. Another check to the contractor was issued XX/XXXX for $XXXXo final inspection found in the file to show repairs X% complete. XXXX inspection completed on XX/XXXX show no visible damage and a BPO completed XX/XXXX shows no damage or indication that repairs are still ongoing, photos show roof appears new. DOL is unknown.

431957424	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in XX/XXXX; no other contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower set up auto-draft payments in XX/XXXX, and asked about a modification in XX/XXXX, as the interest rate was too high. As there was no hardship, servicer advised borrower to refinance. No contact again until XX/XXXX, when borrower requested assistance, but did not qualify for any retention options. Borrower changed the auto-draft bank account in XX/XXXX; no further contact.

REASON FOR DEFAULT: XXXX-not provided. XXXX-borrower unemployed, receiving UE benefits

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957163	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had slow pays in XXXXX/XXXX but declined assistance, provided no RFD. In XX/XXXX non obligated spouse contacted servicer, stated she is divorced from borrower for several years, sent in divorce XXcaree showing property awarded to her. Deed show property is in her name. RFD was curtailment of income (no details), divorce was in XXXX. Loan has been current since XX/XXXX.

REASON FOR DEFAULT:  Curtailment of income, no details.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Property is owner occupied.

431957115	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XXXX, borrower calls in to discuss the account and get the fax number for the processing center.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431488179	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XXXX with ACH payments being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431959162	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the calling to get the fax number to send over a new insurance policy. Minimal contact with the borrower as they have been paying as agreed.

REASON FOR DEFAULT: There was no reason for default notated in the comments.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431957795	2/1/2021	12/21/2020	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Comments begin XX/XXXX with a trial plan approved, hardship not noted. Mod was finalized XX/XXXX and account remains current with little ongoing contact. Last contact XX/XXXX refinance inquiry.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957373	2/1/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was 2x30 in XXXX, last cured XX/XXXX. There is no borrower contact throughout the delinquency, hardship not provided. Borrower has paid timely 28 months, last contactXX/XXXX refinance inquiry.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958291	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XXXX with a tax document being discussed.

REASON FOR DEFAULT: XX/XXXX None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957851	2/1/2021	1/15/2021	XXXX	XXXX			No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact noted, loan has been current. REASON FOR DEFAULT: Unknown FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431958824	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower stated on XX/XXXX that she made the XXXX payment to the prior servicer on the 1st. It was noted on XX/XXXX that the entire payment the borrower made in XXXX was applied to escrow; corrections were made on XX/XXXX. Borrower called in on XX/XXXX to cancel the scheduled ACH stating that he had not worked in 2 weeks. Last contact was on XX/XXXX, borrower called in to inform that he received a tax bill and would upload it via the website.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957052	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower checking to see if Assistance was available due to curtailment of income. The borrower has been current for the last 33 months.

REASON FOR DEFAULT: Prior RFD was curtailment of income in XX/XXXX.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431490350	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. No borrower contact noted. XXXX incentive applied XX/XXXX and XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431959602	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called to ask why the loan is not being reported on their credit report. Was advised need to reaffirm the debt due to their discharged bankruptcy. The borrower appears to be cooperative during noted conversations and has maintained current payments throughout the past 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to medical leave. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes indicate the borrower has had a previous discharged bankruptcy but unable to confirm the chapter filed, case number, or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431344824	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior or current servicer. Loan transferred servicing in XX/XXXX, and auto-draft payments transferred as well.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958708	3/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact was on XX/XXXX when the borrower thought her doctors office was calling.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959588	2/1/2021	1/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower noted in contact history. The loan has remained current with consistent on-time payments. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959080	2/1/2021	1/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower while at prior servicer. Loan transferred servicing in XX/XXXX, welcome call completed that month. Borrower made EZpay phone payments through XX/XXXX, then began paying through the IVR. Borrower had an NSF payment in XX/XXXX that was reinstated in the same month. Infrequent contact continued through XX/XXXX, when borrower asked about refinancing; servicer listed modification options, but borrower declined .

REASON FOR DEFAULT: None provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430196290	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account falls delinquent at the end of XXXX. Borrower requests assistance, but ends up bringing the account current without assistance in XX/XXXX.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. XX/XXXX Out of town and vehicle expenses. No further significant activity was noted. The most recent contact was on XX/XXXX with credit reporting being discussed.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431345087	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior or current servicer. Loan transferred servicing in XX/XXXX. Borrower pays via the website.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959474	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Per comments on XX/XXXX, borrower stated that he would sue XXXX over maturity date on loan, was advised change due to modification, borrower disagreed and stated it's illegal and would look into lawsuit, no other details provided. Borrower offered assistance multiple times, declined multiple times, most recently on XX/XXXX. Last contact on XX/XXXX, authorized third party called about letter received, no other details provided.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.
418347405	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower called XX/XXXX to reschedule ACH draft date. Borrower requested tax documentXX/XXXX,XX/XXXX,XX/XXXX. Servicer advisedXX/XXXX tax document held by prior servicer. Borrower inquired about note termsXX/XXXX. Borrower requested to delay payment XX/XXXX. Borrower advised of NSF paymentXX/XXXX. Last contactXX/XXXX borrower confirmed payment.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XXXX ; no indication property was affected.
431958932	2/15/2021	1/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. No borrower contact. Skip trace efforts noted XX/XXXX .

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431957747	2/15/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , outbound call to the borrower regarding the payment due, the borrower agreed to a payment over the phone. The borrower appears to be cooperative during noted conversations. The loan has remained current throughout the past 12 months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to mother in the hospital and medical bills. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431351978	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Account is current. No recent significant activity or contact with borrower was found.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
418743140	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX, borrower struggled to make the monthly payments. Demand letters were sent. Loss mit was discussed in XX/XXXX. Borrower as approved for a mod in XX/XXXX effective with the XX/XXXX payment, modified balance $XXXXXXX.XXod was processed on XX/XXXX. The payment processed on XX/XXXX iao $XXXX0 was reversed due to not enough funds in suspense to a full payment which appears to have reversed the mod as well. File was referred to FC on XX/XXXX. Borrower called in on XX/XXXX to inquire about the mod and was advised that the file was referred to FC; borrower explained that he made the payment but was returned and that the last payment he sent on XX/XXXX was returned because he sent a personal check, first payment needed to be certified. A mod agreement was sent to the borrower on XX/XXXX. Loan was modified effective XX/XXXX, modified balance $XXXXXXX.XXC file was closed on XX/XXXX. Last contact was on XX/XXXX, borrower called for payment inquiry. Loan is current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: File was referred to FC on XX/XXXX. FC file was closed on XX/XX/XXXX  due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959267	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had two 30-day delinquencies in XXXX; both were reinstated the following month. No requests for payment assistance. Borrower filed an insurance claim in XX/XXXX; DOL and reason for damages unknown, notes mention roof repairs. Funds of over $XXXXwere received in XX/XXXX, endorsed, and released to borrower. Additional insurance funds were received and released in XX/XXXX. Loan transferred servicing in XX/XXXX. Minimal contact since then. Borrower asked about how to refinance in XX/XXXX, and asked about XXXX assistance options in XX/XXXX. During the most recent contact in XX/XXXX, borrower asked about how to make additional principal payments; servicer advised borrower to use the website.

REASON FOR DEFAULT: Excessive obligations, income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430571927	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX . the borrower called in for assistance logging in to the website to make a payment. Also discussed a previous modification and the borrower said was not aware of another modification on the account. Unable to determine when the last modification occurred. The notes show the borrower has expressed frustration over the number of calls and has requested the stop. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431348265	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to make a payment by phone. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959489	3/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact sinceXX/XXXX account inquiry.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957714	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: 3-month deferral completed inXX/XXXX. Borrower was on an extended disaster plan in early XXXX due to XX/XXXX, and applied for additional assistance. Servicer completed a modification in XX/XXXX. Borrower has since remained current. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower authorized a third party on the account, who usually made phone payments. Last contact was with the third party (XXXX) during a phone payment in XX/XXXX.

REASON FOR DEFAULT: XXXX-borrower in the hospital, property damage repairs from XX/XXXX. XXXX-medical issues, unable to work

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958214	2/15/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in XX/XXXX, borrower was offered loss mit but was not interested. Borrower was able to bring the loan current in XX/XXXX. Borrower called in on XX/XXXX to scheduled a payment; declined ACH. Borrower called in on XX/XXXX wanting to know why the payment still had not been taken out of her account and was advised that it looked like she used the wrong account number. Borrower agreed to set up ACH which was completed on XX/XXXX. Step rate notification was sent in XX/XXXX. Borrower inquired about why the payment increased and was advised due to insurance was paid on the 15th. Last contact was on XX/XXXX, borrower requested a password reset. Loan is current.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

431958128	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Servicer notes denial for Mod workoutXX/XXXX. Welcome call completed XX/XXXX. Borrower called to inquire about monthly statement XX/XXXX. Borrower stated XX/XXXX sent ACH form. Borrower called to confirm insuranceXX/XXXX. Borrower inquired about property tax increase XX/XXXX. Borrower statedXX/XXXX income has changed.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
418346790	2/17/2021	1/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Only noted contact with borrowerXX/XXXX; borrower called to setup ACH payments. No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431958038	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX, borrower called and went over loan details; nothing further discussed. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431959030	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account was rolling 30-60 delinquent prior to cure in XX/XXXX and has since remained current. There is little contact throughout delinquency, borrower declines to discuss loss mitigation and makes payment by phone or at branch. Last contact XX/XXXX phone payment.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958836	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in on XX/XXXX stating that he received a call informing him that the loan was in collections and was advised loan just transferred and loan was not in collections. Borrower stated that the insurance company sent him a bill and was advised that the account is escrow and the servicer would pay it. NSF was processed in XX/XXXX. Last contact was on XX/XXXX, borrower inquired about the fee on the loan was advised that it was an NSF fee. Escrow analysis statement was sent on XX/XXXX1.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958243	2/1/2021	1/3/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was modified in XX/XXXX first due on MOD was XX/XXXX; full details of mod not noted in comments. Last contact XX/XXXX borrower called to confirm payment was posted servicer advised yes.

REASON FOR DEFAULT: Unknown

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957120	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX with an escrow shortage being discussed.

REASON FOR DEFAULT: XX/XXXX curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431958321	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, borrower called to ACH payments up.

REASON FOR DEFAULT: RFD as of XX/XXXX, curtailment of income. RFD per notes on XX/XXXX, illness of a family member.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431957093	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX to discuss a payment increase.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431957888	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower called in inquiring about loan details.

REASON FOR DEFAULT: No recent payment default.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found. However, prior BK Chapter 13 was filedXX/XXXX and dismissedXX/XXXX.

PROPERTY: Current property occupancy was not provided in comments. Comments on XX/XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs on XX/XX/XXXX . There were no comments indicating subject property was effected by the XXXX.
431959383	2/1/2021	1/15/2021	XXXX	XXXX			No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower called in XX/XXXX and discussed loan details. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431959620	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower called to make payment, was not interested in ACH.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area designated by XXXX as of XX/XXXX. No property issues noted.
431958088	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was called on XX/XXXX to meet the new servicer and set up an ACH account. The final contact is on XX/XXXX when the borrower reviewed the escrow accounts.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958808	3/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Appears loan was in midst of loss mit review at start of contact history, removed from review on XX/XXXX due to missing docs and no response from borrower. Last contact on XX/XXXX, borrower requested repayment plan, was advised Servicer does not offer repayment plans. No other loss mit activity noted.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XXXX.

431959589	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the authorized third party called to ask about a bill they received. Was advised it was due to an escrow shortage and explained how it was XXlculated. The borrower appears to be cooperative during noted conversations. The loan is current with regular on-time payments over the past 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958678	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to discuss the account. Specific details about what was discussed was not noted. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959002	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with borrower questioning the fees.

REASON FOR DEFAULT: There was no reason for default notated in the comments.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431959180	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was chronic 30-delinquent from XX/XXXX until cured by mod XX/XXXX after a 3-month trial plan. Borrower has paid timely with no further contact sinceXX/XXXX..

REASON FOR DEFAULT: Income curtailment due to divorce

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431959005	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years except for missed payment XX/XXXX, cured XX/XXXX. Borrower advised there was no hardship, she didn't receive notice of service transfer. Late contactXX/XXXX for phone payment.

REASON FOR DEFAULT: Service transfer

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957622	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Limited borrower contact over the last 3 years with last contactXX/XXXX regarding HOI. Loan has been paid as agreed over the last 12 months and is current.

REASON FOR DEFAULT: XX/XXXX
FORECLOSURE:  No FC activity noted

BANKRUPTCY: Prior CH7 BK discharged.  Unable to verify filing, discharge  dates from comments.

PROPERTY:  Property is owner occupied with no damages noted.

431958064	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for 36 months. Only contact with borrower has been administrative. Last contact wasXX/XXXX.

REASON FOR DEFAULT: XX/XXXXurrent loan

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied duplex. Notes from early XXXX indicate that a hazard claim payment of $XXXXas received and processed but nothing found in the loan file. In the file was a letter dated XX/XXXX from XXXX  instructing the borrower how to file a claim. The letter notes the date of loss was XX/XXXX and the cause was XXXX. There are no notes in the contact history regarding any damage and the property isn't noted to have been in a XXXX disaster area. There are no other claim documents or property inspections in the loan file so it appears the borrower never completed any claim.

431959206	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact recorded. XX/XXXX Notes reference a HOA FC sale. XX/XXXX One of the borrowers is contacted during a welcome call, they report they have not occupied the property for 3 yrs due to a FC sale and do not have any interest in the property. XX/XXXX An authorized 3rd party calls in to discuss the account, they purchased the home at FC and have submitted the deed, they have been making the payments on the account. The most recent contact was on XX/XXXX, the ATP has not been receiving mail.

REASON FOR DEFAULT: XX/XXXX curtailment of income

FORECLOSURE: Property was sold to a 3rd party at a HOA FC sale (details not provided).

BANKRUPTCY: History indicates the borrower was previously discharged from BK (no dates provided).

PROPERTY: No property issues found.

431959122	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower stated he mailed in payment early and son would assist with setting up website access, advised payment was not returned and will try to loXXte and follow up.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431956933	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in regarding a delinquent tax notice, was advised to fax a copy to the servicer. The notes also indicate the loan has been modified but was advised in XX/XXXX that the payments would then be fixed for the duration of the loan. The borrower appears to be cooperative during noted conversations. The loan has remained current with regular one-time payments. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history notes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959596	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, outbound call to the borrower regarding the payment due. The borrower said she was sick and would make the payment when she is able, hopefully that next week. The borrower appears to be cooperative. The loan is current with regular on-time payments over the past 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to illness, but appears was only temporary. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431956963	2/15/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower verified account status in XX/XXXX, and reinstated NSF payments with a phone payment in XX/XXXX and in XX/XXXX. Last contact was in XX/XXXX when borrower mentioned a missing payment; servicer response is unknown.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957281	3/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in XX/XXXX; no further contact with prior servicer. Loan transferred servicing in XX/XXXX. No contact with borrower.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Filing date unknown, chapter 13, dischargedXX/XXXX.

PROPERTY: Non-owner occupied
431958141	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact is on XX/XX/XXXX when the borrower calls to go over the escrow accounts.

REASON FOR DEFAULT: No rfd was given.

FORECLOSURE:  No foreclosure activity found.

BANKRUPTCY:  No bankruptcy activity found.

PROPERTY: No property issues found.

418742460	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Only noted contactXX/XXXX with 3rd party inquiring about insurance letter.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
418799706	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower inquired about ACH XX/XXXX. Borrower called to confirm ACH draftXX/XXXX. Borrower inquired about property taxesXX/XXXX. Borrower inquired about payment increaseXX/XXXX. Open dispute noted XX/XXXX due to lender-placed insurance. Borrower called to change banking information XX/XXXX. Borrower statedXX/XXXX sent new draft form. Borrower hardship noted XX/XXXX due to borrower illness. Death of borrower noted XX/XXXX. Servicer offered Stip to ModXX/XXXX. Mod agreement offeredXX/XXXX which was booked XX/XXXX. Last contactXX/XXXX.

REASON FOR DEFAULT: Borrower illness. Borrower death.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431957239	2/1/2021	12/22/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with little contact. Borrower advised he was not working XX/XXXX due to XXXX but since account was paid ahead he would not need assistance. Last contact XX/XXXX escrow inquiry.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No prior FC action noted.
BANKRUPTCY: No BK filing noted.
PROPERTY: Property is owner occupied. No property issues noted.

431487925	3/1/2021	1/29/2021	XXXX	XXXX			No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: No contact as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431957191	2/1/2021	1/27/2021	XXXX	XXXX	Yes	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower is deceased, date of death not available. certificate of death was received on XX/XXXX. XXXX 6th year incentive iao $XXXX0 was applied as curtailment on XX/XXXX. Escrow analysis was sent on XX/XXXX9. Minimal contact is noted; authorized 3rd party XXXX called in on XX/XXXX inquired what he needs to do to get his name added to the loan and was advised that SII documents and assumptions documents are needed. Assumption assistance letter was sent on XX/XXXX.

REASON FOR DEFAULT: No RFD, loan is current but the borrower is deceased.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Current occupancy is unknown.

430562307	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 1	BORROWER CONTACT: Deferment completed XX/XXXX deferring 2 payments. Last contactXX/XXXX borrower stated they would make payment via automated system. Comments indicate borrower did make payment on XX/XX/XXXX . Nothing further discussed.

REASON FOR DEFAULT: Unemployed

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959566	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: modification completed in XX/XXXX. No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower called about a late fee balance in XX/XXXX. Spouse asked about a refinance in XX/XXXX. Loan has remained currents since modification.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
418743471	3/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payment and checking on escrow accounts. Final contact is on XX/XXXX.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431348613	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower had an NSF draft that month, but servicer didn't charge the NSF fee due to servicer issues with its website. Auto-draft payments were set up in XX/XXXX. No further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957722	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had sporadic contact with prior servicer until loan reinstated with a double payment in XX/XXXX. Loan transferred servicing in XX/XXXX. no contact until borrower accepted a repay plan in XX/XXXX. The plan was completed in XX/XXXX, borrower had paid ahead, and has remained current since XX/XXXX. Borrower set up auto-draft payments in XX/XXXX; no further contact.

REASON FOR DEFAULT: XXXX-Excessive obligations, helped her son with repairs on his home. XXXX-not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431317344	3/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was trying to refinance in XX/XXXX, but it was cancelled the following month. Borrower stopped paying in XX/XXXX, and applied for assistance in XX/XXXX; package was not XXXXked complete until XX/XXXX. Loss mit was closed in XX/XXXX, no response from borrower. Co-borrower refused to sign a DIL. Borrower applied for assistance again in XX/XXXX and servicer approved a trial mod plan. modification was completed in XX/XXXX. Co-borrower asked to be removed from the loan in XX/XXXX, servicer advised to refinance or payoff. Minimal contact since modification; borrower has remained current, and confirmed he was still on SSI in XX/XXXX. Loan transferred servicing in XX/XXXX. Last contact was in XX/XXXX when borrower said he mailed his payment to the prior servicer.

REASON FOR DEFAULT: Income curtailment, divorce, father had medical issues; borrower was on fixed income.

FORECLOSURE: ReferredXX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431956995	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called to make sure the payment was received since it wasn't showing coming out of her account. Was advised it was received and to give it a few days. The borrower was also in contact in XX/XXXX and XX/XXXX regarding an insurance refund check and sent to the servicer. The borrower appears to be cooperative during noted conversations. The loan has been current throughout the last 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No recent indication that hardship is ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959016	2/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing, last contact XX/XXXX escrow inquiry.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No prior FC action noted.
BANKRUPTCY: No BK filing noted.
PROPERTY: Property is owner occupied per seller data. No property issues noted.

430196477	3/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX A mod is completed. Since the mod, the account has been kept current with no significant activity noted. The most recent contact was on XX/XXXX, with the borrower responding to a welcome call.

REASON FOR DEFAULT: XX/XX/marital difficulties.

FORECLOSURE: FC is active when the history starts in XX/XXXX, reinstated via a mod in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957067	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was 2x30 in XXXX with latest reinstatement XX/XXXX, hardship unknown due unresponsive borrower. Last contactXX/XXXX escrow inquiry.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958787	3/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, authorized third party, borrower son, requested assistance for borrower on XX/XXXX. Borrower was approved for repayment plan on XX/XXXX, plan completed on XX/XXXX. No other loss mit activity noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431958633	2/15/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower called to confirm ACH was active. Servicer confirmed.

REASON FOR DEFAULT: No recent payment default.  Prior RFD was noted on XX/XXXX as curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property occupancy was last noted as owner occupied on XX/XX/XXXX . Current property condition is unknown.
431958393	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower is in foreclosure and that there is a sale date. Foreclosure is later delayed for loss mit efforts and a final mod is received on XX/XXXX. Notes from XX/XXXX show that the spouse is deceased. Notes from XX/XXXX show that the daughter is making the payments for her mother. Notes from XX/XXXX show that the wife called in and the account is showing a balloon on the credit bureau and the servicer says that it is the deferred balance done when the mod was closed.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations.

FORECLOSURE: Notes from XX/XXXX show that the borrower is in foreclosure and that there is a sale date.  Foreclosure is later delayed for loss mit efforts and a final mod is received on XX/XXXX.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431336029	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. Spouse made a promise to pay in XX/XXXX, and has paid each month via the website.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431956940	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was chronic 30-delinquent from XX/XXXX through XX/XXXX. Borrower was unresponsive throughout delinquency, no hardship provided. Loan is current last 20 months, last contactXX/XXXX escrow inquiry.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958174	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a double payment in XX/XXXX to reinstate the account. Borrower had another 30-day delinquency that was reinstated in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower set up auto-draft payments in XX/XXXX, for the 10t of each month. No further contact.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431959549	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer; borrower had one 30-day delinquency that was reinstated the following month. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made a phone payment in XX/XXXX. Borrower requested an extension of the grace period in XX/XXXX, and requested a pay history in XX/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: FiledXX/XXXX by both borrowers, chapter 13. POC filedXX/XXXX. Modified plan confirmed XX/XXXX. case is active.

PROPERTY: Owner occupied
431957671	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower calls on XX/XXXX to meet with the new servicer and discusses setting up an ACH. The final contact is on XX/XXXX when the borrower calls to make a payment.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431350122	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower noted in the contact history. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959476	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: XXXX incentive payments applied to account as curtailment payments in XX/XXXX, XX/XXXX and XX/XXXX. Borrower offered assistance multiple times, borrower declined , most recently on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to make payment and stated her account number no longer works, determined that her debit card number changed and that wouldn't effect ACH, advised to call in couple of days to see if payment goes through ACH first.

REASON FOR DEFAULT: Borrower illness and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior BK dismissed on XX/XXXX, filing date and chapter not provided. No other BK activity noted.

PROPERTY: No property issues noted.

431958768	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower requested payment be reversed XX/XXXX. Borrower requested servicer to pay NSF fee XX/XXXX. Servicer confirmed being returned XX/XXXX. Borrower again requested refund of NSF fee XX/XXXX. Borrower again stated double paymentXX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. XXXX disaster area noted XX/XXXX; no indication property was affected.
431957311	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called to request a payoff quote and said was planning to refinance. Said would be making the XXXX payment before the 15th. The borrower appears to be cooperative during noted conversations. the loan has remained current with regular on-time payments. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to the payment adjustment. Hardship does not appear to be ongoing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430562580	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Comments begin XX/XXXX with a mod trial in progress, competed XX/XXXX, hardship is not noted. Mod was finalized effective XX/XXXX and account remains current post mod, last contactXX/XXXX welcome call.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431490246	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact with the borrower was XX/XXXX with the borrower inquiring about their taxes. Minimal contact with the borrower as they have been current for the past 22 months

REASON FOR DEFAULT: There was no reason for default notated

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No bankruptcy activity

PROPERTY: No property issues noted

431957921	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. File was referred to FC on XX/XXXX, loan was reinstated on XX/XXXX; filed closed. Borrower missed a couple of payments since the reinstatement but was able to bring the loan current and has remained current since XX/XXXX. Last contact was on XX/XXXX, borrower accepted a promise to pay plan and indicated RFD was due to excessive obligations.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: File was referred to FC on XX/XXXX. File was closed on XX/XX/XXXX  due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .

431959424	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Death of borrower noted as RFD on XX/XXXX, but is not mentioned anywhere else, unable to verify borrower death. Borrower offered workout options in XX/XXXX, borrower was not interested in loss mit and could not commit to down payment or plan start date and declined . No other loss mit activity noted. Last contact on XX/XXXX, borrower called to check why payment in other account was not taken, this account was current.

REASON FOR DEFAULT: Borrower illness and medical costs.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
418743587	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Servicer advised Stip to Mod offeredXX/XXXX. Mod agreement offered XX/XXXX which was bookedXX/XXXX. Borrower inquired about payment not withdrawn XX/XXXX. Borrower requested tax form XX/XXXX and again XX/XXXX. No recent contact with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
430572826	1/28/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX. the borrower called in to make a payment by phone. The borrower appears to be cooperative during noted conversations. The loan was modified in XX/XXXX and has remained current. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure until the modification completed in XX/XXXX. No FC activity found.

BANKRUPTCY: The notes reflect a dismissed chapter 13 bankruptcy in XX/XXXX. Unable to determine the filing date. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431350687	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact recorded during the review period was on XX/XXXX, with the borrower calling in to verify a payment was received.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431488942	2/1/2021	12/31/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. XXsh corrections were made on XX/XXXX to reverse funds that were applied in XX/XXXX iao $XXXX1 to be reapplied to a different loan (#XXXX). Co-borrower called in on XX/XXXX to inquire about partial release. Partial release request was denied in XX/XXXX due to required docs not received; assistance review denial was sent on XX/XXXX. Escrow payment change notification was sent on XX/XX/XXXX . Last contact was on XX/XXXX, co-borrower called in for payment inquiry.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

431957957	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX an unauthorized 3rd party called in and made a payment over the phone which posted same day.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

418688293	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Servicer notes borrower on Stip to Mod at start of history. Mod agreement offeredXX/XXXX. Borrower statedXX/XXXX unaware of approved Mod. Borrower indicated returned ModXX/XXXX; however servicer unable to confirm as of XX/XXXX. New agreement mailedXX/XXXX which was not returned by borrower. New agreement sent XX/XXXX. Borrower inquired why terms of Mod different XX/XXXX at higher rate. Borrower stated XX/XXXX ex-wife abandoned property; intends to move in however damage. Borrower indicated XX/XXXX locks broken when BPO completed. Stip to Mod offered XX/XXXX. Mod agreement offered XX/XXXX which was booked XX/XXXX. Borrower stated XX/XXXX military orders extended and payment would be delayed. Borrower statedXX/XXXX had problem with pay check. Last contact XX/XXXX stating just graduated nursing school; house destroyed by ex-wife.

REASON FOR DEFAULT: Divorce.  Curtailment of income.

FORECLOSURE: Loan noted to be in active FC at start of history; referral date unknown.  FC action noted to be on hold due to loss mitigation efforts. FC action closXX/XXXXdXX/XXXX.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. Borrower claims damage to property by ex-wife, however no claim filed. Extent of property damage unknown.
431956970	3/1/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was considering a reverse mortgage in XX/XXXX, but XXXXided not to pursue the option. Prior servicer offered a repay plan, but borrower declined in XX/XXXX, stating hardship was on-going. Loan transferred servicing in XX/XXXX. Borrower gave a promise to pay in XX/XXXX, and notified servicer of co-borrower death in XX/XXXX. Borrower declined a repay plan in XX/XXXX, stating payments were too high; he applied for mod assistance that month. Servicer approved a trial mod plan, and modification was completed in XX/XXXX. No further contact; borrower pays each month via the IVR.

REASON FOR DEFAULT: Income curtailment, excessive obligations (medicXX/XXXXcription bills for co-borrower). Co-borrower death in XX/XXXX, borrower is retired

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430448771	2/9/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower changed the draft date for one payment in XX/XXXX. No contact again until borrower called about fees on the account in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower called about an escrow refund in XX/XXXX, and began paying via the IVR. Borrower set up auto-draft payments in XX/XXXX, and verified payment receipt in XX/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
418799608	1/27/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Minimal contact is noted. Welcome call was completed on XX/XXXX. Last contact was on XX/XXXX, borrower's spouse XXXX called stating that the payment was made on the 5th and was advised no payment was scheduled and accepted to set up ACH. Escrow analysis statement was sent on XX/XX/XXXX .

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957919	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent borrower contact. Last Dialer attemptXX/XXXX. Last borrower contactXX/XXXX when borrower was working with Loss Mit for assistance at that time.

REASON FOR DEFAULT: No recent RFD provided for slow payments. RFD was last noted on XX/XX/XXXX  as income curtailment.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found. However, borrower had a prior BK Chapter 13 that was filed XX/XXXX and released XX/XXXX.

PROPERTY: Current property occupancy was last noted on XX/XX/XXXX as owner occupied. Comments on XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs on XX/XXXX. There were no comments indicating subject property was effected by the XXXX.
431957299	2/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to make a payment by phone and discussed assistance options. The borrower appears to be cooperative during noted conversations. The loan has remained current throughout the past 12 months but unclear if the borrower is experiencing hardship based on recent workout request. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted inXX/XXXX  was due to hours being cut at work.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430196622	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal recent contact recorded. The most recent contact was on XX/XX/XXXX , the borrower requests that the unapplied balance be refunded.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431958834	2/1/2021	1/22/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. 3rd party XXXX (spouse) called in on XX/XXXX stating that the borrower is deceased and that she is the SII and that her name is on the deed; death of cert was received; date of death is unknown. Ms. XXXX called in on XX/XXXX stating that she sent in a hardship letter and was advised that she does not qualify for an assumption as discharged BK has not been reaffirmed; also requested escrow removal and was advised not qualified. NSF was processed in XX/XXXX and XX/XXXX. Demand notices were sent. Workout was discussed in XX/XXXX; review was closed due to discharged BK has not been reaffirmed; Ms. XXXX does not qualify for assumption. Loan was brought current in XX/XXXX. Last contact was on XX/XXXX, Ms. XXXX scheduled a payment and stated that she sent in the grant deed.

REASON FOR DEFAULT: Death of borrower

FORECLOSURE: No FC activity found.

BANKRUPTCY: Authorized 3rd party XXXX and XXXX from a credit repair company called in on XX/XXXX wanting to verify if there was BK on the loan and were advised that there was a discharged BK7, not in active status and no additional information about the BK.

PROPERTY: No property issues found. Occupancy is unknown.
418743352	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower called in returning Servicer call. Borrower advised the XX/XXXX payment due was already mailed. The next payment posted XX/XXXX.

REASON FOR DEFAULT: No payment default.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found. However, comments indicated Borrower had a prior BK chapter 13 filed XX/XXXX and dischargedXX/XXXX.

PROPERTY: Current property occupancy status was not provided in comments.  Current property condition is unknown.

431957927	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower failed to make the XX/XXXX and XX/XXXX payments. Borrower called in on XX/XXXX seeking assistance, stating that hardship was due to being on medical disabiliXX/XXXXof work. Repayment plan was approved effective XX/XXXX - XX/XXXX. Borrower defaulted on the repayment plan in XX/XXXX due to NSF; assistance review application withdrawal was completed on XX/XXXX. Borrower called in on XX/XXXX stating that her payments were misapplied; corrections were completed on XX/XXXX bringing the loan current. Borrower failed to make the XX/XXXX, XX/XXXX and XX/XXXX payments but was able to bring the loan current; has remained current since XX/XXXX. Borrower stated on XX/XXXX that she was experiencing hardship and requested assistance. Loss mit review was initiated but the borrower stated on XX/XXXX that she no longer wanted to proceed with the review and would get caught up with tax refund. Assistance application withdrawal was completed on XX/XXXX. Last contact was on XX/XXXX, borrower stated that she would send the payment.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959143	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with borrower calling to reset their password. Limited contact with the borrower as they are unresponsive to the all delinquency calls as the borrower pays at the end of the months.

REASON FOR DEFAULT: There was no reason for default as the loan has been 0 times over 30 days delinquent for the last 28 months.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431957802	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was 7x30 in XXXX, cured XX/XXXX. Borrower refused to discuss account throughout the delinquency, and has remained current last 2 years with little ongoing contact. Last contactXX/XXXX for phone payment, borrower advised he pays after late charge date due to paycheck is received at end of month.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

430562050	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Comments begin XX/XXXX with deferral of 2 payments, hardship code is excessive obligations. Account is performing last 3 years except for NSF payment XX/XXXX that was not replaced until XX/XXXX, hardship caused by income curtailment. Borrower maintains regular contact for phone payments, last contactXX/XXXX.

REASON FOR DEFAULT: Income curtailment, details not provided.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957604	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower's BK13 was discharged in XX/XXXX, paid into the future to XX/XXXX. Loan has been current since discharge. Only contact with borrower has been administrative. Last contact XX/XXXX.

REASON FOR DEFAULT: XX/XXXXurrent loan.

FORECLOSURE:  No FC activity.

BANKRUPTCY:  Filed BK13 on XX/XXXX. BK was completed and dischargedXX/XXXX.

PROPERTY:  Owner occupied

431488706	2/22/2021	1/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contactXX/XXXX when co borrower had escrow account questions.

REASON FOR DEFAULT: No payment default.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy status was not provided in comments.  Current property condition is unknown.

431957715	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made monthly phone payments with prior servicer. Loan transferred servicing in XX/XXXX. Borrower set up auto-draft payments in XX/XXXX. Only other contact was in XX/XXXX when borrower had questions about the XXXX form.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958981	2/1/2021	12/18/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower making sure 2 payments were made in XXXX. The only contact was when the Borrower would call in due to the Bankruptcy discharge with minimal contact.

REASON FOR DEFAULT: There was no reason for default provided in the comments.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: The Borrower had filed Chapter 13 BK XX/XXXX14 that was discharged XX/XXXX.

PROPERTY:  No property issues noted

431957780	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 1	BORROWER CONTACT: Very limited borrower contact noted in comments. Last contactXX/XXXX regarding payment. Loan has been paid as agreed over the last year and is current.

REASON FOR DEFAULT: XX/XXXX
FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
431349214	2/1/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower made a payment over the phone which posted XX/XXXX.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY:  Comments indicate borrower filed a BK 7, date filed not noted , date discharged not noted.

PROPERTY: NA

431342123	3/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower noted in the contact history. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of damage or ongoing repairs.
431187459	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: In XXXX RFD was borrower illness, breast cancer. Initially mod was denied but reviewed and put on trial plan in XX/XXXX. Loan was modified in XX/XXXX with first due XX/XXXX. Borrower's daughter was communiXXting with servicer and felt her mother had been the victim of predatory lending by the original lender in XXXX, considering getting an attorney. call was escalated. Loan was reviewed and determined it was not a predatory loan. No further mention of this issue. Borrower continues to struggle making the payments in XXXX, RFD she's on SS fixed income. However, she qualified for the mod atX% front end DTI. She says the escrow payments make it hard to pay. In XX/XXXX she mentions she is thinking about selling the house since they can't pay but then nothing further about sale of home and later they state they intend to keep the home. Has medical and pharmacy costs, excessive obligations. In XX/XXXX borrower doubles payments and by XX/XXXX she is current. Loan has been current through XXXX and is now current. Last contact was XX/XXXX.

REASON FOR DEFAULT:  Borrower illness, excessive obligations, income reduction

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431957621	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower noted in comments. Loan has been paid as agreed over the last 3 years and is current.

REASON FOR DEFAULT: XX/XXXX
FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted.
431957118	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX A mod is denied (reasons unspecified). A repayment plan is discussed, but borrower eventually brings the account current without assistance in XX/XXXX. The only contact in the past year was on XX/XXXX with borrower requesting a copy of their payment history.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431489714	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower stated she needed to get on web account, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
430561844	2/1/2021	1/1/2021	XXXX	XXXX			No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower made a payment over the phone which posted same day. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431488238	2/1/2021	1/12/2021	XXXX	XXXX			No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: No contact as loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431350997	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower called in wanting to know when monthly statements are mailed, servicer advised by 15th of each month.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958898	2/15/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account falls delinquent early in XXXX. XX/XXXX Borrower will use 401k funds to bring the account current. Borrower has not been responsive with numerous unsuccessful attempts at contact recorded. The most recent contact was on XX/XX/XXXX with a tax doc being discussed.

REASON FOR DEFAULT: XX/XXXX Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958825	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in XXXX. Borrower stated on XX/XXXX that RFD was due to tenants not paying. Demand letter was sent on XX/XXXX. Borrower was able to bring the loan current in XX/XXXX missed the XX/XXXX payment and brought the loan current again in XX/XXXX but fell behind shortly after. Borrower declined loss mit offers in XX/XXXX; stated RFD was due to only gets paid once a month. Borrower accepted a repayment plan in XX/XXXX. Repayment plan was completed the plan in XX/XXXX bringing the loan current. NSFs were processed in XX/XXXX and XX/XXXX but borrower was able to replace the payments. Last contact was on XX/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Curtailment of income due to tenants not paying.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Notes in XXXX states that the borrowers moved out of the property but would be moving back in and have to do repairs on the home. Borrower was advised of the insurance contact information in XX/XXXX to report an insurance claim; it does not appear that a claim has been filed. No details regarding damage or repairs provided. DOL and COL are unknown. Property verified as owner occupied on XX/XXXX.
431957950	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower called in XX/XXXX to schedule a payment and stated that he always pays via bill pay. Borrower failed to make the XX/XXXX payment and stated on XX/XXXX that RFD was due to illness of a family member. 2 payments were applied in XX/XXXX bringing the loan current.

REASON FOR DEFAULT: Illness of a family member.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957313	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had slow pays in XX/XXXX which he claimed was due to confusion over the servicing transfer and then there were several NSFs in row in XXXX and XX/XXXX. Servicer made contact and issue was resolved but borrower didn't state any real RFD. Loan has been current since then and only other contact after that was administrative. Last contact on XX/XX/XXXX .

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied.

431959297	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in XX/XXXX. Borrower declined loss mit in XX/XXXX. Loan was brought current in XX/XXXX but borrower failed to make a payment in XX/XXXX and demand letter was sent on XX/XXXX. Borrower made his monthly payments after that but was rolling 30 days delinquent until 2 payments were received in XX/XXXX bringing the loan current. No contact until XX/XXXX; borrower called in to schedule a payment stating he was out of town and was just calling about the transfer. Borrower stated on XX/XXXX RFD was due to not knowing about the transfer and made the payment to the prior servicer. Last contact was on XX/XXXX, borrower called in to schedule a payment.

REASON FOR DEFAULT: Excessive obligations and servicing issue - borrower stated in XX/XXXX that he was not aware of the transfer and made his payment to the prior servicer.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Notes in XXXX indicates there was roof damage. Borrower stated in XX/XXXX that he was working on Roof repairs. It does not appear the a claim has been filed. Unknown if the repairs have been completed. Exterior BPO dated XX/XXXX reported subject property in Average condition, no repairs needed.
431957937	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Misapplication reversal was processed in XX/XXXX, due to no account on file. Borrower failed to make a payment in XX/XXXX but called in on XX/XXXX to schedule 2 payments to bring the loan current. NSF was processed on XX/XX/XXXX but the borrower was able to replace the payment on XX/XXXX. Borrower called in on XX/XX/XXXX to speak about his other account. Last contact was on XX/XXXX, borrower called in to go over his other account, no details provided. Loan is current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958110	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs and draft payments. The final contact is on XX/XXXX when the borrower is told the right to cure amount and says he will have the payment by the end of the month.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958503	2/15/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , an unauthorized third party called in regarding a check that was sent with white-out on it and wanted to know if it would be accepted. The last conversation with the borrower was on XX/XX/XXXX who said his daughter-in-law went to make the payment at a branch but it was not accepted. Was advised they are no longer receiving payments. The loan has remained current throughout the last 12 months and the borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957905	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower set up ACH forXX/XXXX. Payment promise kept. No recent borrower contact.

REASON FOR DEFAULT: No payment default in past year. Prior RFD is unknown.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Comments on XX/XXXX indicated subject property was located in a XXXX declared  disaster area due to XXlifornia wild XXXX on XX/XXXX. Comments did not indicate subject property was effected by wild XXXX.

418742894	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Demand letter was sent on XX/XXXX with an expiration date of XX/XXXX. Minimal contact is noted; authorized 3rd party XXXX called in on XX/XXXX to scheduled a payment and stated that she thought the loan was on ACH. 3 payments were applied on XX/XXXX bringing the loan current. Escrow analysis was sent on XX/XXXX. No further details.

REASON FOR DEFAULT: None, loan has remained current since XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957361	1/15/2021	12/30/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower disputed due date XX/XXXX but failed to provide proof of payments and reinstated 3 payments XX/XXXX. Account is current last 2 years with little ongoing contact. Last contact XX/XXXX re: promise to pay.

REASON FOR DEFAULT: Payment dispute

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

418691131	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was in active FC when history began in XX/XXXX. Co-borrower called in on XX/XXXX and was advised of active FC, also discussed trial mod. Co-borrower was advised on XX/XXXX of pending trial plan over 6 months iao $XXXXand the 1st payment must be certified. Trial plan was approved effective XX/XXXX. Borrowers completed the trial plan and received approval for a mod effective XX/XXXX, modified balance $XXXXXXX.XXC file was closed on XX/XXXX. Borrowers fell behind on the loan beginning XX/XXXX; co-borrower stated on XX/XXXX that RFD was due to bank account froze due to fraud - account was hacked. Repayment plan was offered on XX/XXXX; expired XX/XXXX. Co-borrower stated on XX/XXXX that her husband does construction and work is sometimes slow due to weather. Deferral was approved and processed in XX/XXXX for 4 payments. NSF was processed on XX/XXXX. Last contact was on XX/XXXX, co-borrower called for ACH inquiry, was advised that the ACH was removed due to account either closed, invalid or frozen; co-borrower stated that she will set up the correct ACH on the loan.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: File has been referred to FC, referral date not available. File was closed on XX/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

431957513	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The only recent contact was on XX/XXXX when the borrower called to find out what was going on with his account as the prior servicer seemed to have some issues. Servicer said that payments are set up to come out on the 1st of the month.

REASON FOR DEFAULT:  On XX/XXXX the RFD was that the auto payment was not made and the borrower called to express their frustration with the servicer.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958091	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower made a PTP and will bring the account current. On XX/XXXX the borrower is called and expresses concern that the servicer is calling as she always pays at the end of the month. The final contact is on XX/XXXX when the borrower called to add her son as an ATP.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

430572788	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX. The borrower called to make a payment by phone and set up ACH payments. The borrower has been cooperative during noted conversations. The loan was modified in XX/XXXX. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX and prior to the XX/XXXX modification was due to curtailment of income. No recent indication of hardship.

FORECLOSURE: The loan was in foreclosure prior to the modification in XX/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957170	2/1/2021	1/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Only contact has been administrative. Other than 1x30 in XX/XXXX, loan has been current.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Property is owner occupied.

431958737	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

418799855	2/17/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in on XX/XXXX stating that he receives SSI the third Wednesday of the month; stated on XX/XXXX that he income changed due to the granddaughter that lives with her turned 19 and stopped receiving SSI. Loss mit package was sent on XX/XX/XXXX but workout was closed on XX/XX/XXXX due to application inactivity; review was initiated again on XX/XXXX but workout was closed again (on XX/XXXX) due to application inactivity. Last contact was on XX/XXXX, borrower stated that she would get a hold of her daughter before making any XXXXisions as she is not sure what she should be doing.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

418743328	1/23/2021	12/30/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with the borrower is found in comments.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958145	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had a rolling delinquency for a few months in early XXXX, but declined payment assistance. Borrower reinstated a 30-day delinquency in XX/XXXX. Loan transferred servicing in XX/XXXX, and borrower set up auto-draft payments in XX/XXXX. XXXX incentive applied in XX/XXXX. Borrower retired in XX/XXXX, and co-borrower verified the last payment increase from the step rate mod. No further contact.

REASON FOR DEFAULT: XXXX-Excessive obligations, two deaths in family, spouse illness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958491	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: In XX/XXXX, borrower promised to reinstate using a settlement payment; details were not provided. Borrower declined payment assistance in XX/XXXX, loan was referred to foreclosure that month. Borrower reinstated the account in XX/XXXX; source of funds is unknown. Borrower has remained current since reinstatement. Loan transferred servicing in XX/XXXX, borrower stated an intent to reaffirm the debt; no further notes regarding reaffirmation . Borrower began making website payments, and in XX/XXXX called about an insurance refund. Minimal contact since then, usually a promise to pay. Last contact was in XX/XXXX when borrower had difficulty making an online payment.

REASON FOR DEFAULT: Borrower illness in late XXXX, was unable to work for five months; divorce; excessive obligations

FORECLOSURE: ReferredXX/XXXX. Title was clear in XX/XXXX. Loan reinstated in XX/XXXX

BANKRUPTCY: Discharged BK without reaffirmation , details were not provided

PROPERTY: Owner occupied
431957214	3/1/2021	1/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower struggled to make the monthly payments and demand letters were sent. Borrower stated on XX/XXXX that RFD was due to curtailment of income. Loss mit review was initiated in XX/XXXX but borrower did not qualify, was denied repayment and deferral in XX/XXXX. However, it appears that the borrower was offered deferral in XX/XXXX, stating on XX/XXXX9 that she was calling about the letter she received regarding deferral and wanted to use $XXXX5 towards escrow and will upload the agreement on the website. Deferral was processed in XX/XXXX for 3 payments.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .

TITLE ISSUES: Notes in XX/XXXX indicates there was a lien but appears to have been paid. Lien not reflected on current title report.
431350168	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower wanted to know about a charge on the website, was advised it was not fully boarded and to follow up after it boards. The borrower appears to be cooperative. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430573194	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower. Servicer sent a pre-approved trial mod plan in XX/XXXX. Borrower accepted the plan in XX/XXXX. Last contact with borrower was in XX/XXXX when he verified receipt of the last trial mod payment. modification was completed in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower had an NSF payment in XX/XXXX that was reinstated in the same month.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: Referred XX/XXXX, first legal completed XX/XXXX. modification completed in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957625	1/15/2021	12/29/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Very limited contact with the borrower over the last 3 years with last contact XX/XXXX regarding her payment. Loan is due for theXX/XXXX payment and is current.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  No FC activity noted

BANKRUPTCY:  No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
430572385	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX. the borrower called in to confirm the account is escrowed for taxes and insurance. The notes also reflect a resolved dispute in XX/XXXX that as received that same month requesting to remove the deceased co-borrower from the account and regarding lender placed insurance. The dispute was resolved and no further indication of dispute. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No recent indication of ongoing hardship..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431351435	2/1/2021	1/15/2021	XXXX	XXXX			No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower and servicer discussed escrow account and what is being paid. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431488243	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower wanted to know why payment does not match bank draft payment. Servicer went over why dates do not match.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957704	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower called about a missing payment in XX/XXXX, funds were in suspense and were posted in XX/XXXX. Borrower continued to make phone payments on the account. Last contact was a phone payment in XX/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed XX/XX/XXXX 12, chapter 11, plan confirmed XX/XXXX. case remains active

PROPERTY: Owner occupied
431957349	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years except for 1x30 in XX/XXXX, borrower made contact to cure XX/XXXX, no hardship provided. Borrower remains current, last contactXX/XXXX for phone payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: BK11 filed XX/XX/XXXX 12, plan confirmed XX/XXXX, case is not discharged or dismissed.

PROPERTY: Property is a second home per seller data, occupancy not confirmed in comments. No property issues noted.

430562444	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: There is no borrower contact throughout delinquency from XX/XXXX until deferral of 1 payment XX/XXXX. Account is current post-cure, last contactXX/XXXX welcome call.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431490357	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower failed to make the XX/XXXX payment but was able to make 2 payments the following month. Borrower failed to make another payment in XX/XXXX but was also able to bring the loan current the following month. ARM change was discussed with the borrower on XX/XXXX. Last contact was on XX/XXXX, borrower was advised that the ACH draft was delayed due to the holiday but that it was processed the day before.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957445	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in for help logging into the website so could make a payment. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to a payment dispute. The notes do not provide details on what the dispute was about but it appears it was resolved before the loan was transferred to the current servicer. No recent indication of hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431490014	2/1/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower found in comments.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431489485	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, closed on XX/XXXX due to application inactivity. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to discuss account, no other details provided.

REASON FOR DEFAULT: Divorce and loss of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431959013	2/1/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since reinstatement in XX/XXXX with no borrower contact except for XX/XXXX welcome call andXX/XXXX questions about XXXX reporting.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431959337	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: XXXX hardship caused by death of spouse on unknown date. Borrower reinstated 2 payments XXXl XXXX and remains current with little ongoing contact. Last contact XX/XXXX borrower inquired about having a loss draft check endorsed.

REASON FOR DEFAULT: Death of spouse

FORECLOSURE: N/A
BANKRUPTCY: BK7 discharged prior to XX/XXXX, case details unknown.

PROPERTY: Property is owner occupied. Insurance claim was pending in XX/XXXX, no details provided about damages or repairs. DOL and COL are unknown.

431959301	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower stated in XX/XXXX that RFD was due to excessive obligations. Loss mit has been offered; no response received from borrower. Co-borrower stated in XX/XXXX that she was renting a room and they moved out, giving short notice. Last contact was on XX/XXXX for general inquiry. Loan is current.

REASON FOR DEFAULT: Curtailment of income - roommate moved out, RFD also due to excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959449	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Per comments on XX/XXXX, borrower possible was being reviewed for loss mit, determined on XX/XXXX that there was no active forbearance plan. Repayment plan offered on XX/XXXX, borrower stated will call back, no other details provided. Borrower inquired about lowering interest rate and payment as of XX/XXXX, loss mit review opened, closed on XX/XXXX due to inactivity. Last contact on XX/XXXX, borrower indicated does not need assistance and thought it was for refinancing. No other loss mit activity noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in designated XX/XXXX disaster are as declared by XXXX as of XX/XXXX. No property issues noted. Owner occupied as of XX/XXXX.
430197448	3/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: No contact noted. REASON FOR DEFAULT: Unknown FORECLOSURE: NA BANKRUPTCY: Active BK 13 filed XX/XXXX as ofXX/XXXX BK is being monitored. PROPERTY: NA
431957401	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX with the payment draft date being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431959364	2/1/2021	1/16/2021	XXXX	XXXX			No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower called to see if auto pay set up which servicer advised yes. REASON FOR DEFAULT: Curtailment of income FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431959321	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, unauthorized third party, wife, called to make payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property noted as located in XX/XXXXs disaster area by XXXX on XX/XXXX, no other details provided. No other property issues noted.

431959147	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower inquiring about differing ways to make their payments. Limited contact with the borrower as they have paid as agreed for the last 36 months.

REASON FOR DEFAULT: There was no reason for default as the loan has been 0 times over 30 days delinquent for the last 36 months.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431958209	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Welcome call was completed on XX/XXXX. Borrower called in on XX/XXXX, wanted to set up bank account on the website to make the XXXX payment. Borrower called in on XX/XXXX to stop the ACH because she wouldn't have the funds available on XX/XXXX due to work hours had been reduced but did not need assistance at the moment. Last contact was on XX/XXXX, borrower called in to schedule a payment.

REASON FOR DEFAULT: Borrower indicated in XXXX that her work hours reduced but has remained current on the loan.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959124	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower noted as impacted by delayed processing of disaster payment relief, no other details provided. No loss mit activity noted. Last contact on XX/XXXX, borrower called to inform he mailed payment on XX/XXXX.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
418743279	2/26/2021	1/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Minimal contact is noted; co-borrower stated on XX/XXXX that the payment would be late due to primary borrower was at the hospital. Escrow analysis was sent on XX/XX/XXXX . Loan is current.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431956961	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to go over welcome information and payment options. Set up website access but did not feel comfortable paying online so agreed to make a payment over the phone. The loan has remained current with regular on-time payments. The borrower is cooperative. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431488898	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact noted in the last 36 months as the borrower has remained current for that time period

REASON FOR DEFAULT: There was no reason for default provided.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No bankruptcy activity

PROPERTY: No property issues noted

418349518	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was modified when history began in XXXX; mod effective date XX/XXXX, modified balance $XXXXXXX.XXCH set up was completed on XX/XXXX. Borrower is on LPI. Borrower scheduled ACH for XX/XXXX; payment was processed on XX/XXXX. Minimal contact is noted; borrower called in on XX/XXXX concerned about the ACH and was advised that it was an issue on the servicer's side and that if that ever happens again, the payment always reflects the original draft date. Step rate notification was sent on XX/XXXX.

REASON FOR DEFAULT: None, loan has remained current since XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431342222	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property is owner occupied per seller data. No property issues noted.

418348331	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower requested mailing addressXX/XXXX. Borrower requested payment breakdown XX/XXXX. Borrower requested mortgage statementXX/XXXX. Borrower informed change in insurance XX/XXXX. Borrower requested online assistance XX/XXXX when attempting to make principal payment. Borrower requested online payment XX/XXXX. Borrower inquired about paymentXX/XXXX; not drafted. Borrower inquired about escrow portion of payment XX/XXXX. Borrower confirmed delinquent amount taxXX/XXXXowXX/XXXX. Borrower inquired about refinance XX/XXXX. Borrower again inquired about delinquent taxesXX/XXXX. Borrower requested history of taxes being paid XX/XXXX. Last contact XX/XXXX inquired if property taxes are paid.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XXXX; no indication property was affected.
419149528	2/1/2021	12/15/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, escrow analysis was reviewed with borrower, borrower stated she would try to send in payment for escrow, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Appears hazard claim was opened prior to start of contact history. No details regarding DOL or COL provided. repairs were monitored, X% inspection completed on XX/XXXX, Lien Waiver for $XXXX73 received from contractor on XX/XXXX, final disbursement check iao $XXXX8 was sent on XX/XXXX, claim closed as of XX/XXXX. No other property issues noted.
430572355	2/1/2021	1/21/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX2. The borrower called in to request assistance logging into the website. The borrower has been cooperative during noted conversations. The loan was modified in XX/XXXX. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of hardship.

FORECLOSURE: The loan was in foreclosure prior to the modification in XX/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy is unknown. No indication of damage or ongoing repairs.
431345479	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no contact since XX/XXXX welcome call.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957396	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Periodic notes are recorded with borrower making payment arrangements and giving various RFDs. No recent loss mit activity was noted. The most recent contact was on XX/XXXX with an escrow shortage being discussed.

REASON FOR DEFAULT: XX/XXXX Excessive obligations. XX/XXXX curtailment of income. XX/XXXX Illness of mortgagor. XX/XXXX car issues.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959460	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

430562061	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers are divorced, coborrower remains in home with 2 children. Loan was brought contractually current through the BK plan as of XX/XXXX and remains current, last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: Divorce

FORECLOSURE: N/A
BANKRUPTCY: BK13 filed XX/XXXX5, discharged XX/XXXX

PROPERTY: Property is owner occupied. No property issues noted.

431958719	2/15/2021	1/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower calls in to requests assistance, a 6 month verbal repayment plan is accepted, no RFD is given. XX/XXXX Notes show the plan is completed. Borrower has not been very responsive. The most recent contact was on XX/XX/XXXX to set up ACH payments.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

419988287	2/1/2021	1/6/2021	XXXX	XXXX	Yes	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower is deceased prior to XX/XXXX. Account is performing last 3 years. Last contact XX/XXXX borrower inquired about assumption process, no further action taken.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property is owner occupied by SII. Claim check received XX/XXXX iao $XXXX for unspecified damages, servicer reviewed contractor docs and disbursed final drawXX/XXXX

431958400	1/15/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower in XX/XXXX called in stated they were impacted by XXXX but refused assistance. Borrower on XX/XXXX called in and made a payment over the phone which posted XX/XXXX, nothing further discussed.

REASON FOR DEFAULT: XXXX laid off

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431187442	2/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower struggling with payments in XXXX, RFD was excessive obligations but DTI was good and housing onlyX% so unknown how they got so far behind. Loan referred to FCXX/XXXX. Title clearXX/XXXX, first legal filedXX/XXXX. Borrower contacted servicer XX/XXXX to be mod review process. RFB excessive obligations - had to replace furnace, tax refund withheld by XXXX and wages were being garnished for past due taxes. No mod plans available in XX/XXXX. Sale date was scheduled XX/XXXX. Borrower reinstated on XX/XX/XXXX . FC cancelled. Defaulted again in XX/XXXX, RFD reduction of hours at work, no overtime. Workout was ongoing but borrower never qualified for mod. Wanted to keep property. Servicer never referred to FC again. Borrower reinstated the loan in XX/XXXX. Borrower has been current since then, contact generally just administrative since reinstatement.

REASON FOR DEFAULT:  Reduction in income due to XXXX garnishment, fewer work hours

FORECLOSURE:  FC filed in XX/XXXX but loan reinstated, FC cancelled.

BANKRUPTCY:  No BK activity

PROPERTY: Owner occupied. Notes mention a loss claimXX/XXXX but no further information and no claim docs in file. Inspection from XX/XXXX shows no visible damage.

419988517	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower checking on their escrow refund. The borrower applied for Assistance and was approved for a Mod Trial for 3 payments beginning XX/XXXX. This trial was successfully completed with a new Mod beginning with the XX/XXXX payment.

REASON FOR DEFAULT: The reason for default was excessive obligations specifically medical and car expenses.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431957352	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Account was rolling 30-60 delinquent for 13 months prior to reinstatement in XX/XXXX. There is occasional borrower contact, borrower indicates she has 8 loans to pay and declines to discuss financials or loss mitigation. There is no contact after XX/XXXX ACH setup until request for address for loss draft check endorsement XX/XXXX.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is a second home per seller data and non-owner occupied per inspection comment. Insurance proceeds for unknown amount endorsed and releasedXX/XXXX, no information provided about damages or repairs. Unidentified caller asked for insurance claim check address againXX/XXXX, no further details noted. DOL and COL are unknown.

431957930	3/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Borrower called in for web inquiry on XX/XXXX. Last contact was on XX/XXXX, borrower called in again for website assistance; could not log in to the website. Escrow analysis was sent on XX/XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957041	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower advising the servicer that a new hazard insurance policy was in place. The borrower’s loan was recast to lower the payment after the XXXX incentive was posted beginning with the XX/XXXX payment. The borrower has a previous bankruptcy that was discharged.

REASON FOR DEFAULT: The reason for default was not notated.

FORECLOSURE: The borrower has a previous bankruptcy that was discharged.

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431959054	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX with the borrower calling in to cancel a payment.

REASON FOR DEFAULT: XX/XXXX Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

419149475	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was current through XXXX, then borrower struggled in XXXX. RFD borrower lost one of her two jobs. In XX/XXXX borrower said she had a second job again and has been current since XX/XXXX.

REASON FOR DEFAULT:  Income curtailment, lost a second job

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431958306	2/1/2021	1/11/2021	XXXX	XXXX			No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower called in and made a payment over the phone which posted same day. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431956999	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the co-borrower called to reset their web access. The borrower appears to be cooperative during noted conversations. The loan was modified in XX/XXXX after successfully completing a trial plan and has remained current since that time. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income and rate adjustments made payments unaffordable for them. No recent indication of ongoing hardship..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes indicate the borrower's daughter is living in the property. No indication of damage or ongoing repairs.
418742895	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XX/XXXX. Co-borrower called in on XX/XXXX stating that he would pay the new (escrow shortage) in 12 months. Co-borrower inquired about payment on XX/XXXX and was advised that the payment was lower due to escrow spread was longer. Last contact was on XX/XXXX, borrower wanted to know what the interest will be when the mod ends and was advised IR will bX% and P&I will be $XXXXstarting XX/XXXX; borrower wants to refinance before that time and requested status of the loan.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958680	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to discuss the current principal balance and requested a payoff quote. The borrower appears to be cooperative during noted conversations. The notes reflect some complaints from the borrower in late XXXX regarding ownership change and late fees, but those issues appear to have been addressed. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history notes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958842	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in on XX/XXXX advising that he would bring the loan completely current by XXXX 15th. Last contact was on XX/XX/XXXX , co-borrower stated that she sent the payment via mail. Escrow analysis statement was sent on XX/XX/XXXX . Loan is current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BK7 was filed in XX/XXXX, case was discharged in XX/XXXX and file closed on XX/XXXX. Debt XXXX have been reaffirmed; reaffirmation  was filed on XX/XXXX and it was noted on XX/XXXX that no adjustment was needed due to reaffirmation  on XX/XX/XXXX .

PROPERTY: No property issues found.

431957147	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431957117	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact recorded in the past year was in XX/XXXX, borrower calls in to discuss an escrow shortage and wants to apply for XXXX assistance, they are advised no options are available.

REASON FOR DEFAULT: XX/XXXX Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431957182	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was making payments at the very end of the month until XX/XXXX, since then has paid prior to the late charge date. RFD was excessive obligations. Loan has been current for past 36 months. Contact is mainly administrative or borrower making phone payments. Last contactXX/XXXX.

REASON FOR DEFAULT:  Excessive obligations

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied. Property located in XXXX declared disaster area, XX XXXX XX/XXXX. No indication property has been impacted.

431957251	2/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. Co-borrower notified servicer of incorrect socials on account in XX/XXXX, and declined auto-draft payments in XX/XXXX. Last contact was in XX/XXXX when co-borrower verified payment receipt.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959134	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with borrower as an early intervention call and borrower said she had been sick and was going to make the payment

REASON FOR DEFAULT: The reason for default was not provided for the last delinquent payment in XX/XXXX.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431957037	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower inquiring about their escrow analysis. Minimal contact with the borrower as it has been current since XX/XXXX.

REASON FOR DEFAULT: The reason for default in XXXX was excessive obligations.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

418743132	2/1/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower provided reinstatement amountXX/XXXX. Borrower inquired about payment changeXX/XXXX; inquired about refinance options. Servicer advised of rate changeXX/XXXX. Borrower statedXX/XXXX attempting to refinance.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
430562453	3/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: 1x30 delinquency was caused by borrower oversight, cured XX/XXXX. There is little contact throughout 90+ delinquency in early XXXX, hardship caused by XXXX wage garnishment and a vacant rental after tenant passed away. Borrower reinstated 5 payment XX/XXXX and remains current, last contactXX/XXXX welcome call.

REASON FOR DEFAULT:  Income curtailment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

430562197	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Account was chronic 30-delinquent from XX/XXXX through XX/XXXX. There was little borrower contact throughout the delinquency, borrower declined to discuss loss mitigation. Missed payment XX/XXXX was due to dispute about payment made to prior servicer, resolved XX/XXXX. Last contactXX/XXXX for phone payment.

REASON FOR DEFAULT: Income curtailment, details not provided.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958609	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted. Majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to excessive obligations. Welcome call completed XX/XXXX. Borrower discussed escrow analysis XX/XXXX. Borrower statedXX/XXXX had death in family. Last contact XX/XXXX borrower indicated impacted by XXXX; borrower inquired about refinance.

REASON FOR DEFAULT: Excessive obligations. Family death.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
419988086	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower seeking a refinance. The borrower was in foreclosure when the borrower was seeking Assistance in XX/XXXX. The borrower instead paid 14 payments in XX/XXXX to bring the loan current.

REASON FOR DEFAULT: The reason for default was curtailment of income

FORECLOSURE: No foreclosure activity

BANKRUPTCY: The borrower filed Chapter 13 Bankruptcy in XXXX that was dismissed XX/XXXX.

PROPERTY: No property issues noted

431489059	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payment and checking on escrow accounts. Final contact is on XX/XXXX.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957794	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years with no contact since XX/XXXX welcome call.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property is owner occupied per seller data. Loss proceeds received XX/XXXX, amount and damages are not specified, endorsed and released with no further action.

431957494	2/1/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Escrow analysis statement was sent in XX/XXXX. Minimal contact is noted; borrower called in on XX/XXXX for web inquiry.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

418348186	2/1/2021	1/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: It appears that the loan was just modified when contact history began in XX/XXXX, modified balance $XXXXXXX.XXelinquent advance notification was sent on XX/XXXX. Co-borrower called in on XX/XXXX to inquire about the taxes that were paid, also stated that they have their own insurance. Last contact was on XX/XXXX, co-borrower called in to discuss escrow stating that she was unaware that she was paying insurance with her mortgage payment and would look into it because she thought her insurance for the home was with her insurance for her car. Payoff quote was requested and completed on XX/XXXX. Step rate notification was sent on XX/XXXX. Loan is current.

REASON FOR DEFAULT: None, loan has been current since history began in XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957564	2/15/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower called in requesting that their auto payment be withdrawn on XX/XX/XXXX instead ofXX/XXXX; servicer changed the date.

REASON FOR DEFAULT: Unknown

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431487806	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact recorded in the past 2 yrs was in XX/XXXX, the borrower is making payment arrangements and discussing the account, loss mit assistance is declined .

REASON FOR DEFAULT: XX/XXXX Servicing transfer.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959208	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The only recent contact recorded was on XX/XX/XXXX , borrower submits a XXXX notification that they have been impacted, but can still continue to make payments.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959575	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: modification was completed in XX/XXXX. Borrower had two 30-day delinquencies that were both reinstated the following month; no requests for payment assistance, borrower confirmed ability to pay. Loan transferred servicing in XX/XXXX. Borrower had monthly contact with servicer, as he would pay by phone. He had an NSF payment in XX/XXXX that was reinstated in the same month. Last contact was in XX/XXXX when borrower made a phone payment.

REASON FOR DEFAULT: Income curtailment, self employed with slow receivables

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958369	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs and draft payments. The final contact is on XX/XXXX when the borrower called to make a payment in advance of the ACH.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957496	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency; borrower failed to make the XXXX XXXX payment and stated on XX/XXXX that she broke her foot and had not been able to go to the bank branch to make the payment. Escrow analysis statement was sent in XX/XXXX. Last contact was in XX/XXXX, co-borrower called to cancel the scheduled ACH.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431187444	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Contact on XX/XXXX with authorized 3rd party, borrower's daughter, requested information to file income taxes for XXXX. daughter stated that the borrower is deceased. Unable to determine when death occurred. Service transfer notice was sent on XX/XX/XXXX . Welcome call was completed on XX/XXXX, borrower agreed to set up ACH. Co-borrower called in on XX/XXXX informing that they received a notification about a possible tax sale on property. Co-borrower was advised on XX/XXXX that the taxes were paid and that a check was mailed on XX/XXXX; co-borrower wanted to discuss the escrow advances stating there were penalties applied and does not believe that they should have to pay the penalties because the servicer only paid the tax disbursement then went on to say that her county had not received the payment; call was transferred to supervisor, no additional details. Escrow analysis statement was sent on XX/XXXX. Step rate notification was sent on XX/XXXX.

REASON FOR DEFAULT:  Per notes on XX/XXXX, curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958773	3/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower inquired about payment increaseXX/XXXX; unaware of delinquency. 3rd party stated XX/XXXX handles account; borrower is blind. 3rd party requested tax form XX/XXXX. No recent contact noted.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. XXXX disaster area noted XX/XXXX and XX/XXXX; no indication property was affected.
431957924	3/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower failed to make a few payments in XXXX and demand letters were sent but the borrower was able to bring the loan current. RFD was due to illness in the family. Borrower was advised of loss mit options in XX/XXXX. Loan has remained current since XX/XXXX. Last contact was on XX/XXXX, borrower called to make a payment.

REASON FOR DEFAULT: Family illness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower stated on XX/XXXX that he had a check he needed endorsed for shingles repair for the Roof and was advised of the mailing address to send the check to. Claim information such as claim amount or COL was not discussed. DOL Unknown. No details regarding repairs provided. Exterior BPO completed on XX/XXXX reported subject property in Average condition in need of paint.
431350448	2/1/2021	12/31/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958459	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower inquired about payment options XX/XXXX. Welcome call completed XX/XXXX. Borrower stated XX/XXXX had made payment to prior servicer. Servicer requested proof of payment XX/XXXX. Borrower disagreed with corp. advancesXX/XXXX; requested payment history. Borrower hardship noted XX/XXXX due to curtailment of income. Borrower inquired about past-due statusXX/XXXX and escrow shortage. Borrower stated XX/XXXX impacted by XXXX; lost job. Servicer reviewed payment history with borrower XX/XXXX. Last contact XX/XXXX borrower inquired about receipt of pay history.

REASON FOR DEFAULT: Curtailment of income. Borrower unemployment.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided.  FC action closXX/XXXXdXX/XXXX due to reinstatement.

BANKRUPTCY: Servicer notes XX/XXXX BK discharge; details of filing not provided.

PROPERTY: Property occupancy is owner-occupied.  No property damage noted.

431957220	2/1/2021	1/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years except for missed payment XX/XXXX, cured XX/XXXX as promised in welcome call. Borrower makes occasional phone contact for phone payment, last contact XX/XXXX.

REASON FOR DEFAULT: Service transfer

FORECLOSURE: N/A
BANKRUPTCY: BK7 filed XX/XXXX, discharged XX/XXXX without reaffirmation .

PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957943	5/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower completed a repayment plan in XX/XXXX. RFD was curtailment of income. Borrower called in XX/XXXX concerned about payment change and was advised of the escrow shortage. Borrower called in XX/XXXX to inquire about XXXX relief and was advised no XXXX relief available. Last contact was on XX/XXXX, borrower called in to schedule a payment. XXXX funds were received on XX/XXXX; XXXX details not provided. Loan is paid ahead.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957706	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Only contact with prior servicer was in XX/XXXX regarding a pending loan transfer. Borrower changed insurance carriers in XX/XXXX. Loan transferred servicing in XX/XXXX. XXXX incentive was applied in XX/XXXX. Borrower switched insurance carriers again in XX/XXXX. No further contact. borrower pays via the website or through the IVR.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Details, not provided

PROPERTY: Owner occupied
431959089	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: XXXX incentive was applied in XX/XXXX. Borrower had one 30-day delinquency that was resolved in XX/XXXX when borrower made a double payment. Borrower has since remained current. No phone contact until loan transferred servicing in XX/XXXX. Borrower made sporadic phone payments in XXXX, but usually paid via the website. Last contact was a phone payment in XX/XXXX.

REASON FOR DEFAULT: None provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BK7, details were not provided. Borrower stated loan had reaffirmed, servicer didn't have verifiXXtion.

PROPERTY: Owner occupied
431958639	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower made a phone payment and was advised he had an escrow shortage. Servicer advised on ACH and paperless communication.

REASON FOR DEFAULT: No recent payment default however, borrower inquired about assistance on XX/XXXX and stated she wasn't sure she'd be able to make that month's payment. Servicer advised there were no FB options for this account and offered regular assistance. Borrower made the monthly payment before the grace period ended. Borrower was also previously notified in XX/XXXX that they were no longer offering XXXX assistance. Borrower stated RFD on XX/XX/XXXX  as hospitalized due to XXXX and laid off due to XXXX.  It is unclear if borrower has since returned to work. However, multiple previous comments indicated borrower's daughter assist in making monthly payments.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XXXX as owner occupied. Current property condition is unknown.

431959615	2/1/2021	1/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested assistance in XX/XXXX, reviewed in XX/XXXX, denied on XX/XXXX due to lack of response from borrower. Borrower reviewed for loss mit in XX/XXXX, cancelled on XX/XXXX per borrower request. Borrower offered short sale option in XX/XXXX, borrower declined . XXXX incentive payments applied as curtailment payments in XX/XXXX, XX/XXXX and XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, co-borrower called to make payment.

REASON FOR DEFAULT: Borrower illness and family illness.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BK7 noted as of XX/XXXX, borrower informed they are not liable for loan debt but property lien is still valid and enforceable. Filing date, case number and discharge date not provided. No other BK activity noted.

PROPERTY: Property loss noted in XX/XXXX, roof repairs noted as on hold as of XX/XXXX pending finding a contractor, X% inspection completed as of XX/XXXX, final draw iao $XXXX ordered on XX/XXXX, claim closed on XX/XXXX. Per call on XX/XXXX, borrower called in about new claim check for roof repairs that needed to be endorsed, no other details provided. No other property damage noted.

418348100	2/1/2021	12/29/2020	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show the loan was referred to foreclosure on XX/XXXX. Foreclosure is delayed for loss mit options on XX/XXXX. Borrower is approved for a trial mod and the trial payments are made. Mod is closed per notes of XX/XXXX. No further contact after mod is closed.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be some medical issues.

FORECLOSURE: Notes from XX/XXXX show the loan was referred to foreclosure on XX/XXXX.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959142	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with borrower calling about their other account with the servicer not this one. Limited contact with the borrower through the 36 month period as they have remained current.

REASON FOR DEFAULT: There was no reason for default as the loan has been current for the last 36 months.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted
430562877	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years with little borrower contact. Last contact XX/XXXX escrow inquiry.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy is unknown. No property issues noted.

431957962	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower completed a deferral on XX/XXXX due date rolled from XX/XXXX through XX/XXXX. Last contactXX/XXXX when borrower and servicer discussed loan details, no workout was requested.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: NA

BANKRUPTCY: Comments in XXXX indicate borrower was discharged from a BK but no details of the BK are noted.

PROPERTY: NA

431338721	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower requests removal of PMI. XX/XXXX Refi is being discussed. The most recent contact was on XX/XX/XXXX borrower wishes to change the due date to match their SSI payment, grace period is discussed and a deferral is requested.

REASON FOR DEFAULT: XX/XXXX Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431959414	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Despite a rolling 30-day delinquency, first contact was with co-borrower in XX/XXXX when she gave a promise to pay. No further contact with prior servicer. Loan transferred servicing in XX/XXXX. No contact until borrower applied for assistance in XX/XXXX; package was incomplete and servicer was unable to reach borrower. Borrower made a double payment in XX/XXXX to reinstate account; loan has since remained current. Last contact was in XX/XXXX when borrower verified insurance premium had been paid.

REASON FOR DEFAULT: Income curtailment, co-borrower death on XX/XX/XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431336729	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity or contact with borrower was found.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431958612	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Servicer notes review for workout at start of history; attempting to receive incomplete financials. Borrower noted to be on fixed income. Workout closedXX/XXXX due to insufficient documentation being received. Excessive obligations noted XX/XXXX . Welcome call completed XX/XXXX. Borrower inquired about delinquency letterXX/XXXX; escrow shortage. Last contactXX/XXXX borrower advised made partial payment for insurance.

REASON FOR DEFAULT: Curtailment of income. Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied.  Hazard insurance claim noted XX/XXXX for $XXXX; details of damage not provided.  Funds endorsed and released to borrower.

431490212	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower offered assistance in XX/XXXX, borrower declined . No other loss mit activity noted. Last contact on XX/XXXX, borrower called to verify payment was received by 16th, was advised it was received and that late fee was waived.

REASON FOR DEFAULT: Borrower oversight.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958628	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX with ATP who is borrower's son. He inquired about taking over loan because parents were in XXXX. Servicer advised he can only assume loan thru Death, Divorce or Deportation. Borrower also made a payment that day.

REASON FOR DEFAULT: No payment default in the past year. Prior RFD is unknown.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments although it appears ATP is living in property. Current property condition is unknown.
431488671	3/1/2021	1/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower is under a trial mod. Trial mod payments are completed and mod is booked on XX/XXXX under a disaster XXp program. The only contact is on XX/XXXX9 with the introduction of the new servicer.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

418688499	3/1/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. 3rd party requested mailing addressXX/XXXX. 3rd party (daughter) inquired about authorization XX/XXXX. 3rd party stated XX/XXXX sent authorization. Letter confirmed received XX/XXXX. 3rd party inquired about payment increase XX/XXXX. Last contactXX/XXXX requested tax document. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. XXXX disaster areas noted XX/XXXX andXX/XXXX; no indication property has been affected.
431958021	4/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower stated in XX/XXXX that they had been granted a discount on property taxes and would send in proof. Last contact on XX/XXXX, borrower called to verify that yearly tax amount has been updated. Servicer advised to call back the next day.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
418823256	2/1/2021	1/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrowers struggled to make payments on the loan, demand notices were sent. Borrower called in on XX/XXXX to schedule a payment and was advised of the demand expiration date of XX/XXXX; workout options were discussed. Loss mit review was initiated. Borrowers entered into a trial plan agreement, completed the plan and received approval for a mod effective XX/XXXX9, modified balance $XXXXXXX.XXod was processed in XX/XXXX. Last contact was on XX/XXXX, co-borrower called in informing that she sent in a claims check to be endorsed and stated that they started the repairs; call was transferred to the loss draft department. No further details.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Notes in XX/XXXX indicates that an insurance claim was filed and a claim check was sent on XX/XXXX for endorsement; and according to the co-borrower, they had started making repairs to the property. Claim information such as date of loss, cause of loss and claim amount were not made available in the comments. Unknown if the repairs have been completed.

431958937	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is second-home. No property damage noted.
419150253	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower called to schedule payment.

REASON FOR DEFAULT: Couldn't make payment online

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XXXX.
430020968	2/1/2021	12/29/2020	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Comments from XX/XXXX through XX/XXXX contain no collection activity. Account was chronic 60+ delinquent prior to transfer XX/XXXX. Borrower is participating in a credit rebuilding program, hardship due to reduced work hours, car repairs, and identity theft. Borrower completed a trial plan XXXX-XX/XXXX, mod finalized XX/XXXX and account remains current last 13 months. Last contact XX/XXXX re: ACH setup.

REASON FOR DEFAULT: Income curtailment, excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958557	2/15/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower upset that they are getting a call within grace period, borrower stated they will make payment and hung up.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431958272	2/1/2021	1/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Pay history shows borrower made a few late payments in XXXX, no RFD or explanation given in the contact history. No recent significant activity was found. The most recent contact was on XX/XXXX with a payment change being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957195	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower failed to make the XX/XXXX payment and stated on XX/XXXX that she was having difficulty bringing the loan current and needed assistance then explained that she was affected by the fire disaster and had to evacuate. Borrower was able to bring the loan current in XX/XXXX. FB disaster review ended on XX/XXXX; workout was closed on XX/XXXX due to borrower no longer having a hardship. Borrower called in on XX/XXXX to inquire about escrow refund check iao $XXXX Last contact was on XX/XXXX, borrower called to inquire about the escrow refund check again and was advised that the refund was sent in XXXX and there will not be another refund check.

REASON FOR DEFAULT: Fire disaster.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The borrower stated on XX/XX/XXXX  that she was affected by the Fire disaster and had to evacuate. There was no mention of a claim filing. No current details regarding damage or repairs provided. Property verified as owner occupied on XX/XXXX.

431350993	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing, last contact XX/XXXX ACH inquiry.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958809	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: XXXX incentive payment noted on XX/XXXX, Loss mit review opened per borrower request in XX/XXXX, denied on XX/XXXX, reason unknown. No other loss mit activity noted. Last contact on XX/XXXX, customer wanted to confirm his ACH, advised it would draft that day and 4th of every month.

REASON FOR DEFAULT: Excessive obligations and husband illness.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431959020	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing except for XX/XXXX NSF that was not cured until XX/XXXX. Last contactXX/XXXX to confirm amount due, no hardship provided.

REASON FOR DEFAULT: Not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431187526	1/15/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was several months delinquent through XXXXX/XXXX. RFD was excessive obligations, on fixed disability income and had car repairs. Several times borrower advised she wasn't interested in loss mitigation. Borrower made monthly payments but remained 60-90 days delinquent until NXX/XXXX when borrower reinstated. Borrower had been XXXXarated from non obligated spouse but they got back together so had additional income. Loan has been current since XX/XXXX. Regular contact with borrower mostly administrative. Last contact XX/XXXX.

REASON FOR DEFAULT:  Excessive obligations

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431957616	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Limited contact with borrower with last contact XX/XXXX regarding payment. Loan has been paid as agreed for the last 3 years and is current.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted.
431347072	3/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower called in XX/XXXX to go over loan details, nothing further discussed. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431294646	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Mod from prior servicer noted on XX/XXXX, effective date of mod noted as XX/XXXX, no other details provided. No other loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: XXXX disaster due to New Jersey XXXX disaster noted as of XX/XXXX with start date of XX/XXXX and expiration date of XX/XXXX, no other details provided. No property issues noted.

431957413	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: XXXX incentive was applied in XX/XXXX. No contact with prior servicer. Borrower made a phone payment in XX/XXXX. XXXX incentive applied in XX/XXXX. Last contact was in XX/XXXX when borrower made a double payment to cover an NSF payment from the previous month. No further contact; borrower has since remained current.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431489551	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower called to inform that payment was sent by mail on XX/XXXX.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in Missouri Severe Storms disaster area as designated by XXXX as of XX/XXXX, no other details provided. No property issues noted.

431345737	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to make a payment over the phone. No further contact with the borrower was noted. The borrower appears to be cooperative No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431344912	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity or contact with borrower was found.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
418799761	2/5/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payment and checking on escrow accounts. Final contact is on XX/XXXX.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues

419928560	3/1/2021	1/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, co-borrower stated she made payment to prior servicer by mistake and they sent her a check, was advised she will have to deposit it to her bank.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: Loan referred to FC on XX/XXXX, Service completed on XX/XXXX12, Settlement conference held on XX/XXXX, Judgment entered on XX/XXXX, attorney confirmed file closed as of XX/XXXX, no other details provided. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431959023	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was chronic 30-delinquent prior to reinstatement in XX/XXXX after completion of an informal repay plan. Borrower maintained contact throughout delinquency and has paid timely last 2 years, last contactXX/XXXX refinance inquiry

REASON FOR DEFAULT: Temporary construction layoff

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957263	2/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had one 30-day delinquency that was reinstated with a double payment in XX/XXXX; XXXX incentive was also applied that month. No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Infrequent contact, borrower made a few phone payments in XXXX, and set up auto-draft payments in XX/XXXX. No further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

418799792	1/28/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with borrower's spouse who confirmed payment posted. Servicer confirmed it posted XX/XXXX. No recent borrower contact.

REASON FOR DEFAULT: No payment default.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy status was not provided in comments.  Current property condition is unknown.

431957031	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower requesting a copy of the Lender Placed Insurance. Minimal contact with the borrower as they have paid current for 24 months.

REASON FOR DEFAULT: The reason for default was not provided.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431957344	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for 36 months. Borrower pays at the first of the month. Only contact with borrower has been administrative. Last contactXX/XXXX.

REASON FOR DEFAULT: XX/XXXXurrent loan

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431958322	2/15/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, borrower set-up a payment to draft on XX/XX/XXXX .

REASON FOR DEFAULT: RFD per notes on XX/XXXX, borrower did not agree with escrow payment.  Servicer advised borrower to send in a written dispute.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431958289	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower is working with loss mit, a repayment plan is referenced. No recent significant activity was found. The most recent contact was on XX/XXXX with an escrow refund being discussed.

REASON FOR DEFAULT: XX/XXXX curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957960	2/15/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Comments do not indicate borrower has requested XXXX assistance. Last contact XX/XXXX borrower called to see when auto pay will be made, servicer advised that day. Nothing further discussed.

REASON FOR DEFAULT: Divorce

FORECLOSURE: NA

BANKRUPTCY: BK 13 filed XX/XX/XXXX 14  and discharged XX/XXXX.

PROPERTY: NA

418743481	1/10/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on the escrows. The last contact is on XX/XXXX when the borrower said that they will find there own insurance.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431294651	2/1/2021	1/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Mod from prior servicer noted on XX/XXXX, effective date of mod noted as XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, welcome call with XXXX completed by borrower, borrower had general questions regarding transfer of loan, questions were answered. Borrower stated he would make XX/XXXX payment by mail.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: XXXX disaster noted on XX/XXXX due to XXXX as of XX/XXXX to XX/XXXX, no other details provided. No property issues noted.
431956957	2/15/2021	1/15/2021	XXXX	XXXX	Yes	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact. Comments on XX/XX/XXXX first indicated borrower was deceased. Comments in XX/XXXX showed receiving Death certificate and later the Will showing EOE as XXXX. However, incomplete Death certificate and Notary seal is not on Will. Servicer continues to request these items in order to update loan as Estate of and add XXXX as ATP.

REASON FOR DEFAULT: No payment default in the past year. It appears payments are being made by Executor of Estate,XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property occupancy and condition are unknown since borrower passed.
431958790	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, authorized third party called to payment statement and expressed interest in changing insurance, was provided statement information and phone number for insurance.

REASON FOR DEFAULT: Borrower illness and borrower unemployment due to illness.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Hazard claim noted in XX/XXXX, date of loss was XX/XXXX, cause of loss was XXXX damage. Claim check iao $XXXX69 issued on XX/XXXX. No other details provided. No other property issues noted.
431957135	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent contact. Last borrower contact XX/XXXX when borrower called for website assistance.

REASON FOR DEFAULT: No payment default in the past year. Prior RFD is unknown.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Comments on XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs on XX/XXXX. Comments did not indicate subject property was effected by the XXXX.
431187437	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was delinquent through XXXXX/XXXX. Contact with borrower is limited, repayment plans set up and in XX/XXXX the RFD was unemployment and husbands hours reduced. Started working on mod but package never complete. FB plan for six months through XX/XXXX which borrower didn't maintain. Restarted a mod review in XX/XXXX and mod approved, trial payments completed and mod completed in XX/XXXX. Borrower has made payments after the late charge day and contacted the servicer about XXXX assistance, but otherwise current since modification. Last contact in XX/XXXX borrower she withdrew workout request, said they had sufficient income to service the loan.

REASON FOR DEFAULT:  Unemployment and spouse reduced income

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied.

431382356	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower pays through the IVR. Spouse asked about adding her name to the mortgage; servicer suggested refinance. Spouse wondered why servicer was calling within grace period in XX/XXXX, and made a promise to pay. No contact again until spouse called in XX/XXXX about someone taking photos of property; servicer verified pictures were for a BPO. Spouse requested an interest paid amount for XXXX in XX/XXXX; servicer referred her to the website. Last contact was in XX/XXXX when spouse verified payment receipt.

REASON FOR DEFAULT: No default in the past three years.

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged, details not provided

PROPERTY: Owner occupied
431957203	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX, loan in active BK13. Transfer of claim was referred to attorney on XX/XXXX and payment change letter was referred to attorney on XX/XXXX. TOC was filed with the court on XX/XXXX. As of XX/XXXX, BK remains active, awaiting dismissXX/XXXXharge. No contact with borrower noted in contact history.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BK13 was filed on XX/XXXX17 and remains active.

PROPERTY: No property issues found.

431490231	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact with the borrower was XX/XXXX with a welcome call from the new servicer. Minimal contact with the borrower as the loan has been current for 36 months.

REASON FOR DEFAULT: There was no reason for default provided.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No bankruptcy activity

PROPERTY: No property issues noted

431958710	2/15/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: first contact is on XX/XXXX when the borrower was told the right to cure amount and said he would make a payment. On XX/XXXX borrower called asking about a payment change and was sent a copy of the modification in file. Remaining contact is limited to PTPs, draft payments and checking on the escrows.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958116	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower inquired about XXXX incentive XX/XXXX. Welcome call completed XX/XXXX. Borrower stated XX/XXXX on set income; children helping with payment. 3rd party inquired about payment increaseXX/XXXX. Borrower requested online assistanceXX/XXXX. Last contact XX/XXXX 3rd party inquired if property taxes paid.

REASON FOR DEFAULT: Insufficient income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431957826	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower made a payment over the phone which posted same day. Borrower also went over new payment due to ARM change.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431489861	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: Two contact found in comments. The first is on XX/XXXX when the borrower called to get the interest paid amount. The following was on XX/XXXX when the borrower called to say that she had got new insurance.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959637	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower inquired why payment increased, advised due to escrow analysis.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431959420	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, co-borrower discussed interested rate and unpaid principal balance and wanted to know if could pay $XXXXowards principal, was advised yes. Was also advised on account status and that XXXX doesn't offer refinance options.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431958995	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower making a payment. The borrower paid 2 payments to bring the loan current in XX/XXXX and has remained current since.

REASON FOR DEFAULT: Most recent RFD was excessive obligations.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431487833	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Appears loan was in midst of mod review prior to start of contact history, final mod approved on XX/XXXX, signed mod documents receive from borrower on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower inquired if mod and ACH documents were received, advised received and to allow 30 days for ACH setup.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

418347986	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. No significant notes on the loan. Borrower called in on XX/XXXX to schedule a payment and stated that the IVR was not accepting his SSN. Last contact was on XX/XXXX, borrower scheduled a payment. Escrow analysis was sent on XX/XX/XXXX . No further details.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959146	2/1/2021	1/11/2021	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with daughter stating they will send documents as it relates to her inheriting the property. The borrower is deceased with a daughter being awarded the property and making the payments. The daughter applied for Assistance XX/XXXX but was never approved lacking court documentation. The loan was brought current in XX/XXXX and has paid as agreed since that time.

REASON FOR DEFAULT: There was no reason for default as the loan has been 0 times over 30 days delinquent for the last 23 months.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431957190	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in on XX/XXXX stating that he mailed the payment on the 7th and expressed interest in ACH which was set up over the phone. Borrower called in on XX/XXXX to authorize spouse on the loan; spouse stated that she will be set up ACH for the 7th of each month. XXXX 6th year incentive iao $XXXX0 was applied as curtailment on XX/XXXX. Last contact was on XX/XXXX, spouse called in to inquire about insurance and was advised that the loan is not escrowed for insurance.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431352508	2/15/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact recorded during the review period was on XX/XXXX, with the borrower calling to discuss a billing statement and go over the loan terms.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959491	2/1/2021	1/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years with little borrower contact. Last contactXX/XXXX, promise kept to pay by end of month and no hardship is noted.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431382353	2/1/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower declined payment assistance in XX/XXXX, and verified self employment. Borrower began sending payments every two weeks, and loan reinstated in XX/XXXX. In XX/XXXX, borrower asked why loan was being reported on credit; servicer advised loan had not reaffirmed. Borrower continued to have monthly contact with servicer when he would make a phone payment. Borrower received an insurance check for over $XXXXfor unknown DOL for roof damages; check was still outstanding in XX/XXXX. Borrower submitted an insurance package in XX/XXXX. repairs were completed in XX/XXXX, all funds had been released. Phone contact became infrequent, as loan was current. Servicer sent a XXXX FB plan in XX/XXXX, no response from borrower. Borrower asked about credit reporting again in late XXXX; servicer response was the same. Last contact was in XX/XXXX when borrower verified insurance depreciation payment had been mailed.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BK7 without reaffirmation , details not provided.

PROPERTY: Owner occupied
431958354	2/15/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for 36 months. Only contact with borrower has been administrative. Last contact XX/XXXX.

REASON FOR DEFAULT: XX/XXXXurrent loan

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY: Owner occupied. Property is located in XXXX declared  disaster area, XX XXXXsXX/XXXX. No indication property was impacted.

431958329	2/15/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, borrower called to advise that he gets a discount on property taxes.

REASON FOR DEFAULT:  RFD per notes on XX/XXXX, excessive obligations.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: Per comments on XX/XXXX, BK discharged.  BK information not noted.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431957694	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs and draft payments with the final contact on XX/XXXX1.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes show that the borrower was discharged from bankruptcy but no other information was given.

PROPERTY: No property issues found.

431957056	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in XX/XXXX stating that she was having trouble accessing the website; password was reset for the borrower. Last contact was on XX/XXXX, borrower called, promised to pay on the 13th of XXXX. XXXX 6th year incentive was applied as curtailment iao $XXXX0 in XX/XXXX. Escrow analysis statement was sent on XX/XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957289	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to add their daughter as an authorized third party. Requested information about refinancing and also requested a payoff quote. Attempted to make a payment by phone but system could not process. The borrower appears to be cooperative during noted conversations. The loan has remained current with regular on-time payments. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history notes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The is owner occupied. No indication of damage or ongoing repairs.
431957090	2/1/2021	1/8/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower is deceased. XX/XXXX Death certificate is received and successor is authorized on the account. The most recent contact was on XX/XXXX, successor is inquiring about loss mit assistance options, no RFD is given.

REASON FOR DEFAULT: XX/XXXX Death of mortgagor.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430196864	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal recent contact. Account has had a rolling delinquency for much of XXXX. XX/XXXX Borrower declines loss mit assistance. The most recent contact was on XX/XX/XXXX with property taxes being discussed.

REASON FOR DEFAULT: XX/XXXX Unemployment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958332	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated in XX/XXXX, and had two subsequent 30-day delinquencies over the next year; both delinquencies were reinstated the following month with a double payment, and borrower has remained current since XX/XXXX. No requests for payment assistance. Borrower only had contact with prior servicer when he would reinstate the account. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower requested a XXXX statement in XX/XXXX, and made a promise to pay in XX/XXXX. No contact again until XX/XXXX, when borrower asked about refinance options.

REASON FOR DEFAULT: Excessive obligations, income curtailment. Borrower is self employed

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959456	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Appears borrower was in midst of loss mit review prior to start of contact history, approved for trial mod on XX/XXXX, trial payments completed on XX/XXXX, final mod approved on XX/XXXX, signed mod docs received from borrower on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to confirm 4th quarter tax disbursement with homestead discount, asked if servicer needed copy of her city tax rebate.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Possible prior BK on account per BK disclosure notice noted on XX/XXXX. No other details provided. No other BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUES: Lien issue noted on XX/XXXX, noted that title clearing is not required for New Jersey, title noted as clear as of XX/XXXX, no other details provided. Current title report does not reflect any liens.

431957491	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. XXXX incentive iao $XXXX0 was applied as curtailment in XX/XXXX. Co-borrower called in XX/XXXX to make a payment and was advised that the payment increased to $XXXX0 and the IR tX%; borrower stated that she would call back the next day to make the payment. Escrow analysis statement was sent in XX/XXXX. Last contact was on XX/XX/XXXX , borrower called in wanting to know how to add his daughter to the loan and was advised that he would have to either refinance or sell the property.

REASON FOR DEFAULT:

FORECLOSURE: No FC activity found.

BANKRUPTCY: BK13, filed on XX/XX/XXXX 13 was discharged in XX/XXXX. BK file was closed on XX/XXXX.

PROPERTY: Servicer notes in XX/XXXX show tax related fines for and fees for zoning violation iao $XXXXtle report shows taxes are current at this time.

431957887	2/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, borrower stated she was impacted by XXXX in XX and would call back. Does not appear subject sustained damage.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, impacted by XXXXs, not specific information provided.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Second home per data tape.
431337147	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked prior servicer why his credit score went down after he requested a payoff quote in XX/XXXX. Loan transferred servicing in XX/XXXX, borrower set up recurring auto-draft payments that month. no further contact.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958286	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact in the past year was on XX/XX/XXXX , with the borrower calling in to check on the account status. No other recent significant activity was noted.

REASON FOR DEFAULT: XX/XXXX None provided. XX/XXXX None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957661	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in on XX/XXXX indicating that she made payment more than the monthly payment and requested a refund of $XXXX Welcome call was completed on XX/XXXX. Borrower requested ACH set up in XX/XXXX, ACH set up was completed on XX/XXXX. Escrow analysis statement was sent on XX/XXXX. Last contact was on XX/XXXX, borrower called to inquire about refinancing. No further details.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959471	2/15/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, incomplete transcription, borrower noted as stating that he will make payment, no other details provided.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.
430571743	1/19/2021	1/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX. the borrower called in to confirm ACH was set up and when the payments would draft. The borrower appears to be cooperative. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: The RFD was last noted in XX/XXXX as due to excessive obligations. No recent indication of hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957524	2/15/2021	1/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: On XX/XX/XXXX borrower is called regarding foreclosure and makes a double payment to bring the loan current. No further contact is found other than a PTP on XX/XX/XXXX .

REASON FOR DEFAULT:  Notes from XX/XXXX says that the RFD was she was on maternity leave and is now unemployed.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957492	1/15/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower stated on XX/XXXX that he was waiting for funds to make the payment; declined loss mit. RFD was due to mother passed away, had to leave the country for funeral and expenses. Demand notice was sent on XX/XXXX. Borrower wanted to bring the loan current on his own, not interested in assistance. Loan was brought current in XX/XXXX. NSF was processed in XX/XXXX, loan brought current in XX/XXXX. 2 NSFs were processed in XXXX (XXXX and XXXX). RFD is due to curtailment of income. Last contact was on XX/XXXX1, borrower stated he had not received the statement and would rather sent a check instead of scheduling payment over the phone. Loan is current.

REASON FOR DEFAULT: Death in the family, curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958653	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , The borrower called in to make a payment by phone. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957898	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower called for loan information and was advised servicer doesn't refinance loans.

REASON FOR DEFAULT: Comments appear to be accepting payments made consistently via ACH on the 16th of each month as current payments. No payment default.  Prior RFD was noted on XX/XXXX as excessive obligations.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Comments on XX/XXXX indicated subject property was located in a XXXX declared  disaster area due to XX/XXXXs on XX/XX/XXXX . There are no comments indicating subject was impacted by the XXXX.

431957409	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had two 30-day delinquencies in XXXX, refused to give a reason for default and declined payment assistance. Loan transferred servicing in XX/XXXX; welcome call completed. Sporadic contact every few months. In XX/XXXX, borrower prepared a living trust and added his spouse to the deed. Borrower either gave a promise to pay or made a phone payment through XX/XXXX. No further contact; borrower has since paid through the IVR.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959631	2/1/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower inquired about possible assistance on XX/XXXX, was advised about review for workout and refinance, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, co-borrower called in about making a payment.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Possible hazard claim prior to start of contact history, claim noted as closed without requirement for inspection as of XX/XXXX. No other details provided. Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.
431958969	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower noted interested in refinancing with grandson interested in taking over loan as of XX/XXXX, no other details provided. No loss mit activity noted. Last contact on XX/XXXX, borrower had county pay for some heating and air conditioning repairs and was told by county to have XXXX add it to her monthly payment, was advised to send bill and it would be reviewed.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431958705	2/15/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Workout plan starts on XX/XXXX. On XX/XXXX borrower asked about filing an insurance claim, but no further comments were found regarding property damage. On XX/XXXX borrower called asking about a streamlined refinance. The final contact is on XX/XX/XXXX when the borrower called to set up an ACH.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a curtailment in income.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959282	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a promise to pay in XX/XXXX. No contact again until loan transferred servicing in XX/XXXX. Borrower notified servicer of co-borrower passing. Borrower called in almost every month during XXXX to verify payment receipt; borrower was set up on auto-draft payments. Contact became infrequent in XXXX. In XX/XXXX borrower mentioned a hardship, but didn't provide details. Servicer described the loss mit procedure. The following week, borrower declined assistance and authorized a third party on the account. Last contact was in XX/XXXX when borrower requested a XXXX statement.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957583	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, borrower called to verify that a payment was set-up; servicer advised that the payment would draft that day.

REASON FOR DEFAULT:  RFD is unknown.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: Per comments on XX/XXXX, loan discharged from BK.  Details of BK not provided.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

430930215	2/1/2021	1/13/2021	XXXX	XXXX	Yes	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower making a payment. The loan was in foreclosure with Sale date postponed to process modification Assistance. The borrower successfully completed the Mod Trial in XX/XXXX with the new payment beginning XX/XXXX. The death of the borrower was the RFD.

REASON FOR DEFAULT: The most recent RFD was borrower illness. Prior RFD was death of spouse.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

TITLE: The death of the borrower was the RFD with no probate or will. The successor in interest did not have a deed after the mortgage originated reflecting their name.

431958917	2/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Welcome call completed XX/XXXX. Borrower requested statement XX/XXXX. Borrower interested in ACH XX/XXXX. Borrower inquired about payment options without processing fee XX/XXXX. Borrower inquired about escrow paymentXX/XXXX; advised tax payment went up due to solar panels. Borrower again inquired about escrow XX/XXXX. Borrower stated XX/XXXX attempting contact with county to reduce taxes.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431957437	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had two 30-day delinquencies in XXXX; both were resolved with a double payment the following month. Borrower declined payment assistance in XX/XXXX, and had contact with servicer most months until loan transferred servicing in XX/XXXX. Borrower's XX/XXXX payment was NSF; borrower maintained a rolling delinquency until a double payment in XX/XXXX. Borrower has since remained current. sporadic contact when borrower would set up a phone payment. Last contact was in XX/XXXX when borrower requested XXXX information. Borrower has since paid via the website.

REASON FOR DEFAULT: XXXX-Income curtailment, excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

419988295	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower inquiring about their shortage in their escrow account. Minimal communication with the borrower was noted.

REASON FOR DEFAULT: There was no reason for default as the loan has been current for the prior 36 months.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No bankruptcy activity

PROPERTY: No property issues noted

431489225	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XXXX with hazard insurance being discussed.

REASON FOR DEFAULT: XX/XXXX Incorrect account number.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957484	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was rolling 30 days delinquent when history began in XXXX. Borrower called in XX/XXXX wanting to know why the loan kept showing 1 month past due and was advised that the first payment was processed and then reversed; borrower stated that requested pay history and some months were not being credited for payments correctly and wanted to have the payment reconciled from the beginning of the active BK. Loan was brought current in XX/XXXX. Co-borrower called in on XX/XXXX to inquire about loss mit options stating that payment was going up and husband was ill and trying to get disability, was going to do refinancing but wanted to know what options were available. Loss mit review was initiated but there was a long delay due to missing documents. Co-borrower called in on XX/XXXX requested for the workout to be closed and wanted all the documents she sent in for the review to be sent back to them. Assistance application withdrawal was completed on XX/XX/XXXX . Last contact was on XX/XXXX1, co-borrower requested loss mit for possible mod stating income has been reduced.

REASON FOR DEFAULT: Income reduction, borrower illness, payment increase.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BK13 was discharged in XX/XXXX, filing date not available.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .

431957757	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , outbound call to the borrower who said is retired and receives benefits at the end of the month. Would make a payment at that time. The borrower appears to be cooperative during noted conversations. The loan has remained current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to timing of benefit checks from retirement. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes reflect a discharged bankruptcy but unable to confirm the chapter, case number or dates in the contact history.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957540	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XXXX with hazard insurance being discussed.

REASON FOR DEFAULT: XX/XXXX Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431957854	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Welcome call completed XX/XXXX. Borrower setup ACH payments XX/XXXX. Borrower inquired about draft date XX/XXXX. Borrower confirmed draft date XX/XXXX. Last contact XX/XXXX borrower confirmed reason for NSF.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431958656	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to discuss the account. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959245	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Servicer notes Mod denial at start of history; details of review for workout not provided. Welcome call completed XX/XXXX. Borrower requested copy of ModXX/XXXX. Borrower inquired about delinquency letterXX/XXXX. Last contactXX/XXXX inquired about payment not yet drafted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431498190	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431958800	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower approved for repayment plan on XX/XXXX, plan completed as of XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, borrower inquired about XXXX forbearance options on XX/XXXX, was advised she was not eligible. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XXXX.
431959151	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower making a payment. The borrower had previously filed Bankruptcy that was discharged. No other details were available on the Bankruptcy.

REASON FOR DEFAULT: There was no reason for default as the loan has been 0 times over 30 days delinquent for the last 36 months.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy current activity

PROPERTY:  No property issues noted

431490333	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Escrow analysis statement was sent on XX/XX/XXXX . Minimal contact is noted, borrower called in on XX/XXXX to verify payment and was advised of pending payment.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958925	2/1/2021	1/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact to schedule payment. Servicer notes review for Mod workout at start of history. Death of principal mortgagor noted XX/XXXX. Borrower on fixed incomeXX/XXXX. Stip to Mod offeredXX/XXXX with payments of $XXXX89 due XX/XXXX to XX/XXXX. Mod workout approved XX/XXXX which was bookedXX/XXXX. Borrower called to setup ACH XX/XXXX. Death of co-borrower noted XX/XXXX. Last contact XX/XXXX to make payment.

REASON FOR DEFAULT: Borrower death. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. XXXX disaster area noted XX/XXXX ; no indication property was affected.
431958967	2/1/2021	12/26/2020	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Complaint from borrower regarding loan level advances noted on XX/XXXX, resolved by sending prior servicer loan level advance break down to borrower as of XX/XXXX. Last contact on XX/XXXX, borrower inquired about refinancing, was advised that servicer does not practice refinancing.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XXXX.
431957057	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in on XX/XXXX in regard to the loan being paid ahead and was advised that the payment made in XXXX was applied for the XXXX payment; borrower informed that she is set up for ACH. Last contact was on XX/XXXX, borrower stated that she did not see the ACH being drafted from her account and was advised that it was due to the draft date falling on a Sunday. Escrow analysis was sent on XX/XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958041	4/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX authorized 3rd party made a payment over the phone which posted same day. on XX/XX/XXXX the authorized 3rd party XXXX and XXXX discussed assuming the loan, servicer advised they would have to refinance loan since borrower is not deceased or divorced.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958427	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower called in asking why payment increased servicer advised increase due to rate change and escrow change. Nothing further discussed and no workout offered.

REASON FOR DEFAULT: Unknown

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431958144	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower missed the XX/XXXX payment, but reinstated the following month and has since remained current. XXXX incentive applied in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower set up auto-draft payments in XX/XXXX. XXXX incentive applied in XX/XXXX. Last contact was in XX/XXXX when borrower verified payment had drafted.

REASON FOR DEFAULT: Family death

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959440	2/15/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. REASON FOR DEFAULT: No RFD noted. FORECLOSURE: No FC activity noted. BANKRUPTCY: No BK activity noted. PROPERTY: No property issues noted.
431957996	2/1/2021	1/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Welcome call completed XX/XXXX. Borrower statedXX/XXXX made payment to prior servicer; againXX/XXXX. Borrower was advised of delinquencyXX/XXXX. Borrower to send proof of payment. Borrower noted XX/XXXX to be on fixed income. Borrower confirmed reinstatementXX/XXXX. Repayment plan offeredXX/XXXX. Borrower refused workout XX/XXXX; wanted to confirm account current. Borrower statedXX/XXXX impacted by XXXX; not working. Last contact XX/XXXX borrower confirmed taxXX/XXXXow paid.

REASON FOR DEFAULT: Insufficient income. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431957781	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Limited borrower contact noted in comments with last contactXX/XXXX regarding payment. Loan has been paid as agreed over the last year and is current.

REASON FOR DEFAULT:XX/XXXXORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
431958019	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, borrower called to verify due date.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

431958262	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Limited contact as loan has been current. Last contact XX/XXXX borrower called in requested copy of prior year XXXX, servicer sent to borrower.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959019	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact sinceXX/XXXX.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: NA
BANKRUPTCY: NA
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958922	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted; majority of contact to schedule payment. Skip trace efforts noted XX/XXXX . Payment options offered XX/XXXX. 3rd party called to make payment XX/XXXX. 3rd party made promise to pay XX/XXXX. Borrower statedXX/XXXX interested in ACH payments. 3rd party called to confirm ACHXX/XXXX; requesting payment change to 16th. 3rd party confirmed draft dateXX/XXXX. Borrower requested payment draft date be changed XX/XXXX andXX/XXXX. Last contact XX/XXXX requested to have ACH extended.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431958807	2/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower inquired on XX/XXXX about reaffirmation , if there would be a penalty to sell the home and if she would ow more than the payoff. Workout options were reviewed on XX/XXXX, borrower did not provide the necessary information to process workout, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to set up payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BK noted on XX/XXXX, details regarding BK not provided, but it does note that borrower is not liable for loan debt but property lien is still valid and enforceable. No other BK activity noted.

PROPERTY: No property issues noted.
431959130	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower called to see if insurance would cover fixes in the house.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.
431958691	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on escrow accounts. The final contact is on XX/XX/XXXX when the borrower called and made a PTP this weekend.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be unemployment.  An assistance package was mailed to the borrower but was closed when the borrower did not return the requested documents.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957260	2/15/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. No contact again until XX/XXXX when borrower verified payment receipt. Borrower began having monthly contact with servicer., as he thought the loan was current since transfer. Borrower discovered the delinquency when he tried to refinance in early XXXX. Borrower made a lump sum reinstatement in XX/XXXX, and was still trying to refinance in XX/XXXX. Borrower purchase HOI in XX/XXXX and had the LPI removed from the account. Last contact was in XX/XXXX when borrower asked servicer to refinance the loan.

REASON FOR DEFAULT: Income curtailment, service transfer

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958343	2/1/2021	1/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been 3x 30 prior to XX/XXXX, current since then. Little contact with borrower, no RFD XXptured. Last contactXX/XXXX.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied. Property is located in XXXX declared disaster area, XX/XXXXs XX/XXXX. No indication property was impacted.

431958522	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the non-obligor spouse called in to discuss the statement and late fees and agreed to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The borrower has also brought up concerns with a past insurance claim and damage repairs that appear to have gone unresolved. The loan has remained current over the past 12 months and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD has been noted as due to property damage and a death in the family. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes from XX/XXXX show an insurance claim due to property damage. The property was damaged from XX/XXXX (COL) but the contact history does not show details regarding date of loss, extent of damage, or claim amount. The claim was treated as non-monitored. The customer has called in as recently as XX/XXXX saying they believe they were victims of insurance fraud and that the repairs were not completed correctly. They say the property is uninhabitable due to mold and collapsed sections of the house. The notes do not reflect any action taken regarding those claims.
431959464	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Authorized third party requested two payments to be deferred as of XX/XXXX, was not interested in retention options or mod, was advised that was not feasible at that point in time. No loss mit activity noted. Last contact on XX/XXXX, authorized third party, wife, called to see if servicer offered refinance, advised no.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

418821892	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was rolling 30 days delinquent when history began in XXXX and rolling 60 days after a missed payment in XX/XXXX. Demand letters were sent. Borrower's spouse XXXX called in on XX/XXXX to discuss escrow refuXX/XXXXage and stated that she does not get paid during the summer; declined assistance. Loss mit review was initiated in XX/XXXX; it appears that the borrower did not qualify for repayment or deferral due to positive NPV but was approved for a mod. Loan was modified effective XX/XXXX, modified balance $XXXXXXX.XXod was processed in XX/XXXX. Borrower called in on XX/XXXX to schedule a payment and wanted to add $XXXX0 into escrow with a check dated XX/XXXX. Last contact was on XX/XXXX, authorized 3rd party called for states of escrow account due to insurance change; discussed refund amount. Loan is current.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431489120	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower. Welcome call completedXX/XXXX. Borrower confirmed paymentXX/XXXX. No further contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431958050	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Limited contact with borrower noted. Comments indicate co-borrower is legally blind and the borrowers XXXX be divorced. CommentsXX/XXXX indicate ex husband makes mortgage payments. Last borrower contactXX/XXXX regarding insurance and payment. Loan has been paid as agreed over the last 3 years and is current.

REASON FOR DEFAULT:XX/XXXXORECLOSURE:  No FC activity

BANKRUPTCY: No BK activity

PROPERTY: Property is owner occupied with no damages noted
431956947	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact in the past 2 yrs with no significant activity noted. The most recent contact was on XX/XX/XXXX with the modified terms being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959209	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower requests loss mit assistance, docs are submitted. XX/XXXX A deferral is completed. Borrower has not been very responsive. The most recent contact was on XX/XXXX to verify a payment was received.

REASON FOR DEFAULT: XX/XXXX Divorce and illness of mortgagor.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957055	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in XXXX; demand letter was sent on XX/XXXX. Borrower stated on XX/XXXX that RFD was due to excessive obligations, had some vehicle repairs. Borrower made 3 payments on the 23rd to bring the loan current. Loan was rolling 30 days delinquent after a missed payment in XXXX but the borrower was able to make 2 payments in XXXX to cure the delinquency. Borrower stated on XX/XXXX that she had to be out of work due to not having anyone to watch the kids; declined loss mit. XXXX 6th year incentive iao $XXXX0 was applied as curtailment on XX/XXXX. Last contact was on XX/XXXX, borrower called to schedule a payment.

REASON FOR DEFAULT: Vehicle repairs and curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957146	2/1/2021	1/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, death in the family.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431957089	2/1/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since reinstatement of 2 payments XX/XXXX with no borrower contact except for XX/XXXX payment inquiry.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958059	3/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Limited contact with the borrower noted in comments. NSF noted XX/XXXX, however, borrower made a principal reduction payment for $XXXX0 and notified servicerXX/XXXX it should have been for $XXXX and not $XXXXXXX.XXLoan has been paid as agreed over the last 3 years and is current.

REASON FOR DEFAULT: XX/XXXX
FORECLOSURE:  No FC activity noted

BANKRUPTCY: Possible prior BK noted in comments.  No details provided

PROPERTY: Property is owner occupied with no damages noted.
431957870	2/1/2021	1/21/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, excessive obligations. RFD per notes in XX/XXXX, borrower in the hospital.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

431958117	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower inquired about terms of note XX/XXXX. Welcome call completed XX/XXXX. Borrower discussed lien and possible line of creditXX/XXXX. Borrower requested estimated payoffXX/XXXX. Borrower inquired about maturity dateXX/XXXX; extended due to Mods completed. Borrower stated XX/XXXX impacted by XXXX; lost business. Repayment plan offered XX/XXXX. Borrower inquired about lien notice XX/XXXX. Last contactXX/XXXX stating at work; no longer needing FB plan. Borrower requested to change rate; advised to either refinance or seek Mod workout.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes XX/XXXX BK discharge; terms of filing not provided.

PROPERTY: Property is owner-occupied. Hazard insurance claim noted XX/XXXX for $XXXXXXX.XX. Check endorsed and released to borrower.
431317232	2/1/2021	1/7/2021	XXXX	XXXX	Yes	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: ATP applied for assistance in XX/XXXX, and servicer approved a trial mod plan. An authorized third party (borrower's son, XXXX) made the trial down payment, and the modification was completed in XX/XXXX. XXXX was denied successor in interest status, documents submitted were not sufficient. The son verified loan status in XX/XXXX, no further contact. Loan transferred servicing in XX/XXXX, no contact with son since.

REASON FOR DEFAULT: Borrower DOD XX/XX/XXXX 10

FORECLOSURE: Referral date unknown. FC closed in XX/XXXX, attorney no longer doing business in the state. Servicer re-breached in XX/XXXX. Referred XX/XXXX.

BANKRUPTCY: Filed XX/XX/XXXX 7, chapter unknown, discharged XX/XX/XXXX 7.

PROPERTY: Unknown

431958647	2/1/2021	1/10/2021	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower noted as deceased as of XX/XXXX, death certificate received on XX/XXXX but noted as not legible on XX/XXXX, still pending receipt of legible copy. XXXX, widow, noted as Successor in Interest. XXXX stated she wanted to refinance as of XX/XXXX, was advised Servicer doesn't refinance. XXXX wanted to do assumption on home and have her name on account, was advised of necessary documents, required documents not received to date. No loss mit activity noted. Last contact on XX/XXXX, XXXX called to request 13 month payment history.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
430929899	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, closed on XX/XXXX due to time expired with no activity. No other loss mit activity noted. Last contact on XX/XXXX, borrower set up ACH, updated e-mail address and opted for paperless statement.

REASON FOR DEFAULT: Death of family member.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
418685113	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower discussed past dXX/XXXX fees XX/XXXX. Borrower again reviewed statement XX/XXXX and payment application. Borrower advised of insurance coverageXX/XXXX. Borrower hardship noted XX/XXXX due to borrower illness; loss of income. Borrower stated XX/XXXX working with attorney; believes loan is paid-in-full. Borrower noted to be uncooperative with collection attempts. escalated call noted XX/XXXX to discuss lender placed insurance. Borrower requested taxes be escrowed XX/XXXX. Borrower refused workout assistanceXX/XXXX. Last contact XX/XXXX again disputing LPI.

REASON FOR DEFAULT: Borrower illness. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. Borrower notes XX/XXXX active hazard claim; details of claim not provided. Borrower indicated improvements of air conditioner, new roof, new floors, new electrical, new tile, new sheetrock. Borrower requesting claim funds to be endorsed and returned.
431958940	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower declined assistance multiple times, most recently in XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to have password reset.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431490138	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower is working on a modification request, but is later closed due to inactivity on the borrowers part. Final contact is on XX/XXXX.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

418346528	2/1/2021	1/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in XXXX. Demand letters were sent. Borrower was offered a trial mod in XX/XXXX but failed to return the trial plan agreement. File was referred to FC on XX/XXXX. Loss mit hold was placed in XX/XXXX. Co-borrower called in on XX/XXXX to go over the trial mod payments they were approved for. Trial plan was completed and loan was modified effective XX/XX/XXXX , modified balance $XXXXXXX.XXod was processed in XX/XXXX. FC file was closed on XX/XXXX. Last contact was on XX/XX/XXXX , co-borrower called in requesting overnight address to send the signed mod. Loan is current.

REASON FOR DEFAULT: Co-borrower stated on XX/XX/XXXX  that they have 2 mortgage payments and becoming unaffordable.

FORECLOSURE: File was referred to FC on XX/XX/XXXX . FC file was closed on XX/XX/XXXX  due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

TITLE ISSUES: Senior mortgage noted in XX/XXXX in favor of XXXX iao $XXXX00, recorded on XX/XX/XXXX 1. Title claim was filed; title issue confirmed resolved on XX/XX/XXXX , an indemnification was issued.

418346755	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower called to inform XX/XXXX payment was mailed on XX/XXXX.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
419928247	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested 1 month deferment in XX/XXXX to pay his taxes, advised to submit a written request for review, no other details provided. No loss mit activity noted. Last contact on XX/XXXX, borrower inquired delinquent taxes that were paid, Servicer reviewed notification letter with borrower. Borrower stated he's ok with establishing new payment to cover the taxes and ok with paperless on account.

REASON FOR DEFAULT: Needed to pay his taxes

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
430573110	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was unaware of a servicer transfer in XX/XXXX, and continued sending payments to prior servicer. No contact again until XX/XXXX when borrower asked about a payment increase; servicer had paid the property taxes and added an escrow line to the account. Borrower requested a deferment in XX/XXXX, but servicer didn't offer that option and borrower declined a modification, but then applied for assistance. modification was denied in XX/XXXX for excessive obligations in relation to income (high DTI). Borrower appealed, but servicer sent a pre-approved mod offer in XX/XXXX, which borrower accepted; modification was completed in XX/XXXX. Borrower has since remained current. Only contact since then was during welcome calls after servicing transfers in XX/XXXX and XX/XXXX. Borrower has paid via the website over the past year.

REASON FOR DEFAULT: Excessive obligations, income curtailment (on disability)

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957312	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in due to changing insurance and needed mortgagee clause. The borrower's insurance agent also called in. The borrower appears to be cooperative during noted conversations. The notes show the loan was modified in the past. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430572299	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX . the borrower called to discuss the insurance and the escrow account. The account has been set up on ACH. The loan was also modified in XX/XXXX and has remained current since that time. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959397	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in XX/XXXX, and made a double payment in XX/XXXX to reinstate the account. Borrower has since remained current. Loan transferred servicing in XX/XXXX; welcome call completed. No contact again until borrower made a phone payment. Borrower verified the due date in XX/XXXX. Only other contact was in XX/XXXX when borrower reported someone taking pictures of the property.

REASON FOR DEFAULT: Death of family member

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430572581	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX. the borrower called with a banker to verify a check that was sent to him. The borrower's daughter, XXXX has also called various times and most recently asked on XX/XXXX what needs to be done to remove the co-borrower from the loan. The borrower appears to be cooperative during noted conversations. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is unknown. No indication of damage or ongoing repairs.
431957758	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower called in for Website assistance.

REASON FOR DEFAULT: No payment default in the past year. Prior RFD is unknown.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.

431957027	2/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower scheduling 2 payments to bring the loan current. The reason for default was medical and other bills to be paid.

REASON FOR DEFAULT: The reason for default was excessive obligations, with medical and other bills to be paid.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: The Town of XXXX issued a code violation with exact issue unknown. A letter was sent to the borrower concerning the issue. No confirmation the issue was resolved.

430929913	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower noted as deceased as of XX/XXXX, death certificate received on XX/XXXX. Co-borrower, XXXX, updated to primary borrower as of XX/XXXX. Appears loan was reviewed for loss mit prior to start of contact history, review closed as of XX/XXXX due to borrower failure to return documents. Loan reviewed for loss mit in XX/XXXX, approved for trial mod on XX/XXXX, final mod approved as of XX/XXXX, signed mod docs received from borrower on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to confirm ACH will draft that day and stated would call back next day to chance draft day, was advised to send proof of Homeowner Insurance.

REASON FOR DEFAULT: Borrower death

FORECLOSURE: Appears loan was in active FC prior to start of contact history, service completed on XX/XXXX, FC placed on hold for trial mod as of XX/XXXX, FC hold lifted on XX/XXXX due to failure of borrower to return mod documents in time, placed on hold again on XX/XXXX when exception for late mod was approved, no other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958042	2/1/2021	1/16/2021	XXXX	XXXX			No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower called in to go over loan details. REASON FOR DEFAULT: Income reduction FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431339026	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior or current servicer. Loan transferred servicing in XX/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
418943081	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower made a phone payment.

REASON FOR DEFAULT: No payment default in the past year. Prior default was noted on XX/XX/XXXX  as income curtailment.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.
431958830	2/1/2021	1/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. RFD noted in XX/XXXX as co-borrower is a contractXX/XXXXl business owner. Co-borrower stated on XX/XXXX that RFD was due to her father passed away and would mail in the payment, was advised to reach out if they needed assistance. Co-borrower called in XX/XXXX to schedule a payment, also requested for the late fees to be waived, request was denied noting fees were valid and would not be waived. Co-borrower requested repayment plan on XX/XXXX and was offered a 6 month repayment. Borrowers failed to make payments on the repayment plan; application was withdrawn on XX/XXXX9. RFD due to reduced income. Co-borrower stated on XX/XXXX that she was working and not impacted by XXXX. Last contact was on XX/XXXX, co-borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Curtailment of income, death of a family member.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .

431958213	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in XX/XXXX wanting an explanation of the escrow analysis and was advised that the taxes and insurance both went up XXusing an escrow shortage. Borrower was very unhappy expressing that she felt being taken advantaged of and requested to remove the insurance but was advised cannot remove the insurance because loan has been modified. Borrower failed to make the XX/XXXX payment and accepted a repayment plan effective XX/XXXX iao $XXXX Loan was brought current in XX/XXXX. Last contact was on XX/XXXX, borrower called in to schedule a payment.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957532	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact wit borrower found in comments.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957212	2/15/2021	1/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. No significant notes on the loan. Borrower called multiple times in XXXX to schedule monthly payments. Last contact was on XX/XXXX, borrower called to schedule a payment. Loan is current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957931	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower failed to make the XX/XXXX payment but was able to make 2 payments in XX/XXXX. Borrower also failed to make the XX/XXXX payment and a demand letter was sent on XX/XXXX. 2 payments were applied in XX/XXXX bringing the loan current. RFD was due to curtailment of income. Last contact was on XX/XXXX, borrower requested prior servicer pay history; request completed XX/XXXX. Escrow advance notice was sent on XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower stated on XX/XX/XXXX  that he was looking into having Solar and Garage repair.

TITLE ISSUES: Borrower submitted documents in XX/XXXX stating that his home was sold in XXXX without his knowledge. Borrower was advised that the mortgage showed current and there was not any FC activity on the account. Inquiry was resolved on XX/XX/XXXX , borrower was advised that the servicer has not sold the property and to request a title search through the County. Current title report shows title vested to borrower.

431959569	2/15/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower until XX/XXXX when he made a promise to pay and declined assistance. Borrower had monthly contact with borrower until reinstatement in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower had monthly contact through XX/XXXX, with either a phone payment or a promise to pay. No contact again until a phone payment in XX/XXXX. Borrower usually paid via the IVR. Borrower gave a promise to pay in XX/XXXX and XX/XXXX; no other contact in the past year.

REASON FOR DEFAULT: marital problems, divorce, school expenses

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431958667	3/1/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in regarding another account but wanted to make a payment over the phone on both accounts. Was advised of a late fee offer letter to waive late fees for each payment, so the borrower agreed to set up a double payment. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from XXXX19 and was in hospital for eight days. Hardship does not appear to be ongoing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959120	2/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower called to move draft date, stated would re-initiate after 16th of the month.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XXXX.

431959493	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing except for missed payment at transfer XX/XXXX, cured XX/XXXX. Last contact XX/XXXX authorization for third party son, no hardship is noted.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. Hazard claim is noted XX/XXXX, details not provided about damages or repairs, claim is non-monitored.

431956935	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower wanting to cancel their ACH payment for the XX/XXXX payment. The request was not in time and the payment went through without any issues. The borrower applied for Assistance in XX/XXXX due to excessive obligations. The borrower was denied for any assistance. There has been no contact since that time as the borrower completed everything needed online. indications why no phone calls outside of the Mod was a prior bankruptcy.

REASON FOR DEFAULT: The reason for default is borrower on a fixed income with excessive obligations.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

418351114	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Servicer offered Stip to Mod XX/XXXX. Mod agreement offeredXX/XXXX. Borrower statedXX/XXXX put wrong date on Mod agreement. Servicer confirmed new agreement sentXX/XXXX. Mod workout bookedXX/XXXX. Borrower confirmed next dueXX/XXXX. Last contactXX/XXXX 3rd party requested to forward documents.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431957272	3/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made phone payments for the next two months, then began paying through the IVR. Borrower asked about filing an insurance claim in XX/XXXX, no further details provided. No contact again until XX/XXXX when borrower asked whether her children could sell the property after she passed away. No further contact; all subsequent payments have been made via the IVR.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957099	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431957508	2/1/2021	1/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: On XX/XXXX borrower called regarding a late fee. Remaining contact is limited to PTPs and draft payments. The final contact is on XX/XXXX.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations.  On XX/XXXX the borrower is trying to catch all of his bills up.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431294583	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, authorized third party called about letter requesting insurance information, third party was provided with e-mail, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431957173	3/1/2021	1/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Rolling delinquency until loan modified in XX/XXXX. RFD was death of borrower's non obligated spouse. Submitted all required workout docs and mod completed in XX/XXXX. Loan has been current since then, only administrative contact. Last contact on XX/XXXXX.

REASON FOR DEFAULT:  Death of spouse

FORECLOSURE:  No FC activity

BANKRUPTCY:  Possible BK7 discharge, no details but BK disclaimers are included in all contact and on monthly statements.

PROPERTY:  Owner occupied.

431957321	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent in XXXX, referred to FCXX/XXXX. Borrower reinstated in XX/XXXX then defaulted again. RFD was excessive debt. In XX/XXXX workout began, borrower was approved for a mod, completed the trial payments and mod was completed in XX/XXXX. Borrower has been current since then but did have an NSF pmt in XX/XXXX which was replaced the same month so no delinquency. Very little contact with the borrower is documented and last contact is noted XX/XXXX.

REASON FOR DEFAULT:  Excessive obligations

FORECLOSURE:  Referred to FCXX/XXXX but cancelled in XX/XXXX when borrower reinstated.

BANKRUPTCY:  No BK activity

PROPERTY: Non owner occupied. Property is located in XXXX declared disaster area, XX XXXXs XX/XXXX. No indication property has been impacted.

431959320	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower stated he mailed in payment day after he received coupon on XX/XXXX, was concerned about fees, was advised that if servicer fault to ask to waive fee.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property designated as XX/XXXX disaster area by XXXX as of XX/XXXX. No property issues noted.
418918926	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: The first contact was on XX/XXXX when the borrower called asking how to lower his payment. The last contact was on XX/XXXX when the borrower said that he has insurance withXXXX.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959212	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430562399	2/1/2021	1/1/2021	XXXX	XXXX	Yes	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Per comments on XX/XXXX, borrower noted as deceased as of XX/XXXX, death certificate received as of XX/XXXX, XXXX confirmed as Successor in Interest as of XX/XXXX. No loss mit activity noted. Last contact on XX/XXXX, borrower inquired why her payment was $XXXX1 and escrow was $XXXXore than it was supposed to be, was advised payments were $XXXX, call was disconnected.

REASON FOR DEFAULT: Borrower death

FORECLOSURE: Appears loan was in active FC prior to start of contact history, FC placed on hold for BK in XXXX, FC resumed as of XX/XXXX, FC needed to be restarted per state guidelines. Loan referred to FC on XX/XXXX, FC sale set for XX/XXXX as of XX/XXXX, reinstatement funds received on XX/XXXX, loan reinstated and FC stopped as of XX/XXXX, FC closed on XX/XXXX.

BANKRUPTCY: BK13 filed on XX/XXXX, dismissed on XX/XXXX.

PROPERTY: No property issues noted.

431959249	2/1/2021	1/6/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. deceased borrower noted XX/XXXX . 3rd party stated XX/XXXX borrower did not have will. Last contactXX/XXXX 3rd party confirmed mortgagor deceased for 4-years; stated would go to probate court to get deed.

REASON FOR DEFAULT: Borrower death.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is a second home.  No property damage noted.

431337795	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431349836	2/1/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior or current servicer, as auto-draft payments transferred during the service transfer in XX/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431958521	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in regarding the privacy statement. Did not want any of their information shared. Was advised a new notice would be sent out. The borrower has also asked about the principal balance and thinks it has not been going down. Was advised it has been XXcareasing and to send in any documentation she has that shows otherwise and they will look into it. The borrower has been in regular contact with the servicer. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to confirm a RFD in the contact history notes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes indicate a discharged bankruptcy in the past but unable to confirm case #, chapter, or dates in the contact history.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431345159	2/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact. REASON FOR DEFAULT:XX/XXXX FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: Occupancy is unknown. No property issues noted.
431958218	2/1/2021	12/31/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower struggled to make payments on the loan. Demand letters were sent in XX/XXXX and XX/XXXX. Borrower stated on XX/XXXX that she fell behind due to curtailment of income. Loss mit review was initiated in XX/XXXX; borrower was denied repayment and deferral due to positive NPV but was approved for a trial mod. Borrower completed the trial plan and received approval for a mod effective XX/XXXX. Last contact was on XX/XXXX borrower stated that she needed to send in a check for endorsement. Loan is current.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Roof damage noted in XX/XXXX. Borrower called in to inquire about check endorsement procedure on XX/XX/XXXX . Claim information such as claim amount and date of loss were not discussed. No repairs regarding repairs provided. Property verified as owner occupied on XX/XXXX.

431959138	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with borrower setting up a monthly ACH. Minimal contact with the borrower as they have been current for 36 months.

REASON FOR DEFAULT: The reason for default was not provided as the loan has been current for 36 months.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431959446	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower offered and accepted repayment plan on XX/XXXX, cancelled repayment plan payments on XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to schedule payment.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431957623	4/15/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Prior CH13 BK dismissed in XXXX. Limited borrower contact over the last 3 years with last contactXX/XXXX regarding payment and mailing address. Loan has been paid as agreed over the last year and is current.

REASON FOR DEFAULT: XX/XXXX
FORECLOSURE:  No FC activity noted

BANKRUPTCY: CH13 BK filed XX/XX/XXXX 12 with case dismissalXX/XXXX

PROPERTY: Property is owner occupied with no damages noted
431959241	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower noted to dispute missing paymentXX/XXXX. Welcome call completed XX/XXXX. Borrower inquired about ACH paymentsXX/XXXX. Borrower requested prior servicer payment history XX/XXXX to dispute late fees. Borrower inquired about payment deferral XX/XXXX. Borrower inquired about delinquent tax bill XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Hazard insurance claim noted XX/XXXX; details of claim not provided. Non-monitored claim; funds endorsed and released to borrower. Claim check of $XXXX00.
431957113	3/1/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX with an insurance refund being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431350698	2/1/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower needed assistance with access to web site, servicer walked borrower through steps. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431957852	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Welcome call completed XX/XXXX. Borrower scheduled 2 payments XX/XXXX. Last contactXX/XXXX to confirm ACH payment.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is a second-home.  XXXX disaster area noted XX/XXXX; no indication property was affected.

431958675	3/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in and agreed to a payment over the phone. The borrower appears to be cooperative during noted conversations. The loan is current with consistent on-time payments over the past 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959097	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower received XXXX funds in XX/XXXX to reinstate the account; loan has since remained current. Borrower had sporadic contact with prior servicer over the rest of the year, usually during a phone payment. Loan transferred servicing in XX/XXXX. Borrower has since paid each month through phone payment; last contact was in XX/XXXX during a phone payment.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431388516	3/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: There is no borrower contact noted last 3 years, reason for XXXX delinquency unknown. Authorized third party made contactXX/XXXX regarding VOM status.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431959370	2/15/2021	1/6/2021	XXXX	XXXX			No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower made a payment over the phone which posted same day. REASON FOR DEFAULT: Unknown FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431959051	2/1/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX Notes are referencing a payment plan, no RFD is given. XX/XXXX Plan is completed. XX/XXXX Borrower calls in to discuss a possible deferral. Borrower has been cooperative. The most recent contact was on XX/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958246	2/1/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Limited contact noted. Last contact XX/XXXX borrower called in and promised a payment by XX/XXXX; payment was madeXX/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431956967	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower had an NSF payment in XX/XXXX that was reinstated in the same month. Borrower gave promises to pay over the next several months; she usually paid through bank bill pay. Contact became more infrequent after borrower made a double payment in XX/XXXX to reinstate account. Last contact was in XX/XXXX when borrower asked about payment options.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958939	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Skip trace efforts noted XX/XXXX. Borrower hardship noted XX/XXXX due to illness; out on disability due to heart surgery. Hardship restatedXX/XXXX. Welcome call completed XX/XXXX; stated no impacted by XXXX. Borrower inquired about workout options XX/XXXX due to XXXX. Last contact XX/XXXX borrower made payment by phone.

REASON FOR DEFAULT: Borrower illness.  Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. XXXX disaster area noted XX/XXXX; no indication property was affected.
431341221	2/1/2021	1/29/2021	XXXX	XXXX			No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431957547	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower and servicer discussed setting up auto payment, servicer sent the required documents to borrower. Borrower sent in the auto pay information on XX/XXXX which was set up.

REASON FOR DEFAULT: Death in family noted in XX/XXXX.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959437	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower inquired about assistance options in XX/XXXX, loss mit review opened on XX/XXXX, borrower indicated he had not received assistance package as of XX/XXXX, review closed on XX/XXXX due to inactivity. No other loss mit activity noted. Last contact on XX/XXXX, borrower was informed of missing docs and urgency of getting documentation sent in.

REASON FOR DEFAULT: Excessive obligations and medical issues.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XXXX.
418350336	2/1/2021	1/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Servicer confirms receipt of borrower workout packetXX/XXXX. Per application, borrower is unemployed. Servicer notes Stip to Mod XX/XXXX. Mod agreement sent XX/XXXX which was booked XX/XXXX. Last contact XX/XXXX borrower called to make payment.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431959652	2/1/2021	1/16/2021	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account was 2x30 in XXXX with little contact. Borrower has paid timely since XX/XXXX reinstatement. New servicer notes that she is a non-obligated spouse who informedXX/XXXX that primary borrower is deceased, her name is reflected as borrower. Borrower advisedXX/XXXX that she attempted online XXXX application but was ineligible for that or for retention assistance, she disconnected call and continues to pay timely.

REASON FOR DEFAULT: primary  borrower deceased prior to XX/XXXX. XXXX RFD: excessive obligations.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. Non-obligated spouse occupies property and is named borrower per seller, unable to confirm completion of SII paperwork. No property issues noted.

431343840	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower called in XX/XXXX stating the home is not included in the BK and will keep making payments. Servicer advised BK department will monitor the account.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: Active BK 13, date filed not noted.  Comments indicate POC filed and confirstion hearing set for XX/XXXX.

PROPERTY: NA

430196517	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower wanted to confirm auto pay date. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431957940	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Co-borrower called in XX/XXXX and promised to pay on the 16th, also stated that he would set up ACH; set up was completed on XX/XXXX. Last contact was on XX/XXXX, co-borrower called in for general inquiry and was advised that his name appears on the original note as XXXX, not XXXX; co-borrower stated that he would send a request to have his property address updated as the mailing address of XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property loss noted in XX/XXXX. It appears that an insurance claim check was endorsed at a branch on XX/XX/XXXX . Claim information such claim amount, date of loss and cause of loss were not discussed. No details regarding damage or repairs provided recently.

430572612	2/18/2021	1/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower noted in the contact history. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959287	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower used a tax refund to make a double payment in XX/XXXX to reinstate the account. Borrower missed another payment in XX/XXXX, but declined assistance. Loan transferred servicing in XX/XXXX. In XX/XXXX, borrower informed servicer of an ongoing fraud investigation with the XXXX, XXXX, and XXXX regarding a tax lien on the property. Borrower requested removal of the tax line of the escrow account in XX/XXXX, unable to determine why it was not completed. Borrower had an NSF payment in XX/XXXX, reinstated in the same month. Borrower had monthly contact with servicer over the past year, as borrower has paid at the end of each month for the last year. Borrower mentioned a XXXX hardship in XX/XXXX, and had an NSF payment in XX/XXXX that was reinstated in the same month. borrower scheduled three future payments during the most recent contact in XX/XXXX.

REASON FOR DEFAULT: XXXX-car repairs, limited income. XXXX-borrower rents out rooms, tenant was not paying due to XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957878	2/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower wanted to know their payment increased as of XX/XXXX, servicer advised that due to the step-rate mod their payment increased. Last contact on XX/XXXX, borrower called to verify that the property taxes were paid, servicer advised that they were not due until XX/XXXX. Borrower stated she would email the statement to the servicer as she is receiving notices that her taxes are due.

REASON FOR DEFAULT:  RFD per notes on XX/XXXX, excessive obligations. Details not provided.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431957579	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, borrower called to get a copy of XXXX. Servicer provided information.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, excessive obligations.  Details not provided.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431957042	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower confirming their online payment was completed. Minimal contact with the borrower as they have been 0 over 30-days delinquent for the past 29 months.

REASON FOR DEFAULT: The reason for default was not notated.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431959094	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact until XX/XXXX, when borrower asked servicer to research a missing payment. Results unknown; a double payment reinstated the account in XX/XXXX, and borrower has since remained current. Loan transferred servicing in XX/XXXX; borrower said SSI is paid the third week of each month. Borrower made a phone payment in XX/XXXX and verified insurance was current. Borrower had an NSF payment in XX/XXXX that was reinstated the same month. All subsequent payments were made via the IVR.

REASON FOR DEFAULT: Family death, borrower on SSI

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

418743205	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Servicer notes review for workout at start of history; hardship not provided. Borrower inquired about approved Stip to mod XX/XXXX; last contact. Mod workout approvedXX/XXXX which was bookedXX/XXXX. ACH confirmed setup XX/XXXX. No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XXXX ; no indication property was affected.
431341104	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing, last contactXX/XXXX to change ACH date.

REASON FOR DEFAULT:XX/XXXX
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957886	2/15/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XXXX, excessive obligations.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431957301	2/15/2021	1/21/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The notes indicate the borrower has been in frequent contact and has been working with a credit service but has been able to maintain the account current for the past 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes indicate a possible discharged chapter 7, but unable to confirm. No other BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430571707	2/11/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX . the co-borrower called to advise that the previous servicer had debited a payment and that they would be sending it for the XX/XXXX payment. No further contact since that time. The borrower appears to be cooperative during noted conversations. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. Also due to the death of the primary  borrower. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes reflect a chapter 13 bankruptcy that was dismissed in XX/XXXX. Unable to confirm the case number or filing date in the contact history. The notes also indicate a possible discharged chapter 7 bankruptcy but unable to confirm the date.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957687	1/15/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower called on XX/XXXX asking for a refund as he had sent in two payments.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958611	2/15/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted. Welcome call completed XX/XXXX; borrower wanted to schedule repayment byXX/XXXX. No further contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is second-home. XXXX disaster area noted XX/XXXX ; no indication property was affected.
431958960	3/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower spouse requested retention review on XX/XXXX, loss mit review opened, closed on XX/XXXX per borrower request, borrower stated he did not need assistance. No other loss mit activity noted. Last contact on XX/XXXX, borrower requested retention review cancelled.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XXXX.
431959480	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Prior mod completed in XXXX per notes on XX/XXXX, no other details provided. No other loss mit activity noted. Borrower declined assistance options on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, we inquiry made.

REASON FOR DEFAULT: Excessive obligations and curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431959371	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XXXX an unauthorized 3rd party called in and made a payment over the phone which posted same day.

REASON FOR DEFAULT: Divorce

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957363	2/1/2021	1/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since reinstatement of 2 payments XX/XXXX; borrower is paid SSI on 3rd Wednesday with little surplus for expenses. There is little ongoing contact, last contact XX/XXXX account inquiry.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

430930191	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 1	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XXXX, trial payments completed as of XX/XXXX, final mod approved on XX/XXXX, signed mod docs received from borrower as of XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower requested update regarding mod documents, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: Appears loan was already in active FC prior to start of contact history, date loan referred to FC not provided. FC noted as on hold as of XX/XXXX due to court delay. Judgment entered as of XX/XXXX, Judgment was appealed and entered into litigation as of XX/XXXX. Appeal denied and Judgment entered on XX/XXXX, FC placed on hold for loss mit as of XX/XXXX. FC closed on XX/XXXX with completion of mod. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Property noted as vacant as of XX/XXXX.

LITIGATION: Judgment that notice served by Servicer was acceptable was appealed as of XX/XXXX. Judgment in favor of borrower was vaXXted per appeals court XXXXision on XX/XXXX. Per comments on XX/XXXX, worked with counsel on possible settlement via modification. Litigation closed as of XX/XXXX due to modification.
431959562	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had monthly contact with prior servicer through XX/XXXX, but declined payment assistance and stopped contacting servicer. Loan transferred servicing in XX/XXXX. Borrower declined a 6-month repay plan that month, and had sporadic contact over the next few months. Borrower applied for assistance, package was complete in XX/XXXX. Servicer approved a trial mod plan, and sent final modification documents, but borrower didn't return any executed paperwork. Borrower declined a repay plan in XX/XXXX and requested a deferral. Servicer completed a 5-month deferral in XX/XXXX; borrower has since remained current. Last contact was a promise to pay in XX/XXXX.

REASON FOR DEFAULT: Excessive obligations-car repairs and other expenses

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959069	2/15/2021	1/18/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on disaster relief at the time of note start in XX/XXXX. Borrower found employment and made a partial reinstate of three payments in XX/XXXX. Borrower declined assistance in XX/XXXX, and made a double payment to fully reinstate the account. Borrower has since remained current. Borrower had monthly contact with servicer, and would usually pay by phone. Loan transferred servicing in XX/XXXX, and borrower set up auto-draft payments in XX/XXXX. Borrower had LPI insurance, and asked about how to get HOI in XX/XXXX. No contact again until borrower asked about assistance options in XX/XXXX, but then confirmed ability to pay. Last contact was in XX/XXXX when borrower confirmed subject is a rental property and tenants are not paying; he was working on evicting tenants and getting new insurance.

REASON FOR DEFAULT: XXXX-Borrower unemployment. XXXX-tenants not paying

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
418346182	2/12/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower requested unapplied funds be used for paymentXX/XXXX. Borrower statedXX/XX/XXXX sell home; requested workout assistance. Borrower requested UPB XX/XXXX. Borrower inquired XX/XX/XXXX options being offered. Last contactXX/XXXX looking for ACH payments.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Loan noted to be in BK13 at start of history; BK13 filed XX/XXXX13 which was discharged XX/XXXX.

PROPERTY: Property is owner-occupied. Borrower inquired about loss draft claimXX/XXXX due to home flooding. No further details provided.
418743611	2/8/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower confirmed promise-to-pay online paymentXX/XXXX. Borrower again scheduled payment XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
430930049	2/25/2021	1/25/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower making a payment. The borrower received a deferral for 3 months with a new date of XX/XXXX, to assist in bringing the loan current. Minimal contact with the borrower over the past 12 months as they have been current.

REASON FOR DEFAULT: Most recent RFD was family illness and loss of disability insurance.  Prior RFD was death of a borrower.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431957302	2/15/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in since the website is down and advised they are shopping for insurance. The loan has been current with regular on-time payments and the borrower appears to be cooperative. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957084	2/15/2021	1/17/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was chronic delinquent in XXXX with good contact, and kept promise to cure in XX/XXXX. Account is performing last 2 years with no contact sinceXX/XXXX escrow inquiry.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958603	2/15/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted. Majority of contact with borrower to schedule payments. Borrower hardship noted XX/XXXX due to excessive obligations. Borrower statedXX/XXXX waiting on settlement with social security to bring loan current. Borrower statedXX/XXXX funds held back; law suit waiting for funds. Borrower statedXX/XXXX waiting on workman's comp settlement. Borrower statedXX/XXXX had medical expenses. Borrower declined FB workoutXX/XXXX. Last contactXX/XXXX to make payment.

REASON FOR DEFAULT: Excessive obligations.  Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. XXXX disaster area noted XX/XXXX; no indication property was affected.
431490232	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. No significant notes on the loan. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958013	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower hardship noted XX/XXXX stating tenant not paying. Borrower stated XX/XXXX inability to rent. Borrower stated XX/XXXX tenants moved out mid-month. Borrower advised XX/XXXX payment would NSF.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is a second home. XXXX disaster area noted XX/XXXX; no indication property was affected.
430196231	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower request loss mit assistance, a repayment plan is started in XX/XXXX. XX/XXXX The plan is completed. XX/XXXX A deferment is completed. Minimal recent contact is recorded. The most recent contact was on XX/XX/XXXX with payment reporting being discussed.

REASON FOR DEFAULT: XX/XXXX curtailment of income. XX/XXXX Illness of family member. XX/XXXX Broken XXXX line.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Per notes on XX/XX/XXXX  account was discharged from BK on XX/XXXX without reaffirmation .

PROPERTY: No property issues found.

431957701	3/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has remained current for the past three years. Borrower gave a promise to pay in XX/XXXX, and made a phone payment in XX/XXXX. Loan transferred servicing in XX/XXXX. No further contact.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958820	4/1/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when contact history began in XX/XXXX. Borrower stated in XX/XXXX that she fell behind on the loan due to hard times; declined assistance. Loan was brought current in XX/XXXX. Borrower stated on XX/XXXX that she made a payment $XXXX5 which was supposed to go towards the escrow account. Corrections were completed in XX/XXXX. Borrower was concerned about negative credit reporting; management submitted a credit correction request on XX/XXXX. Last contact was on XX/XXXX, borrower called in to inquire about the dispute for credit reporting and was advised that it was still under review; borrower also wanted to know why the loan balance was not XXcareasing and was advised that it was because of the reallocation of the funds that went to the principal instead of escrow. Payoff quote was requested on XX/XXXX; request completed. Dispute resolution letter was sent on XX/XX/XXXX . Loan is current.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

431490025	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Borrower noted as deceased as of XX/XXXX, estate documentation was requested from co-borrower, death certificated received on XX/XXXX, co-borrower made primary borrower on XX/XXXX. Last contact on XX/XXXX, borrower called to confirm note holder information, advised XXXX services her mortgage.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431958908	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower statedXX/XXXX sent payment through billpay. Borrower inquired about lenders placed insuranceXX/XXXX; advised would obtain insurance. Borrower statedXX/XXXX deposit placed on hold by bank. Borrower called to confirm paymentXX/XXXX. No further contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431343258	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact.

REASON FOR DEFAULT: No RFD noted.
FORECLOSURE: No FC activity noted.
BANKRUPTCY: No BK activity noted.
PROPERTY: Property is non-owner occupied per seller data. No property issues noted.

431957875	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, borrower called to verify the monthly payment.

REASON FOR DEFAULT:  Borrower stated in XX/XXXX that they were unemployed but would still be able to make their mortgage payment.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431958752	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Welcome call completed XX/XXXX. Borrower inquired about bill pay XX/XXXX. Borrower inquired about payment increaseXX/XXXX. Borrower inquired about maturity dateXX/XXXX. 3rd party requested copy of deedXX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. XXXX disaster area noted XX/XXXX ; no indication property was affected.
431958138	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower starts a workout plan on XX/XXXX. The final contact is on XX/XXXX when the borrower said that they will make a payment on the 22nd.

REASON FOR DEFAULT: Notes from XX/XXXX show the rfd to be a curtailment in income.  Notes from XX/XXXX show the rfd to be excessive obligations.

FORECLOSURE:  No foreclosure activity found.

BANKRUPTCY:  No bankruptcy activity found.

PROPERTY: No property issues found.

431956973	2/15/2021	1/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made monthly phone payments in XXXX. Loan transferred servicing in XX/XXXX. An authorized third party verified loan terms and due date in XX/XXXX. Co-borrower requested a pay history in XX/XXXX. Infrequent contact over the next two years; co-borrower usually gives a promise to pay, then pays online. Last contact was a promise to pay in XX/XXXX. A payoff quote was requested in XX/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed XX/XXXX, chapter 13, discharged XX/XXXX.

PROPERTY: Owner occupied
431957578	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested assistance in XX/XXXX but due to incomplete workout the request was cancelled in XX/XXXX. Last contact on XX/XX/XXXX , borrower wanted to verify due date. Service advised XX/XXXX.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, loss of income.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XXXX.
431215482	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX A mod is processed, no RFD is given. Borrower has not been responsive and no recent contact with borrower was noted.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958275	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower calls in to make payment arrangements, notes reference a promise to pay. XX/XXXX Borrower explains they have been out of town and sent their payment to the prior servicer. No recent significant activity was found. The most recent contact was on XX/XX/XXXX with a billing statement being discussed.

REASON FOR DEFAULT: XX/XXXX Payment adjustment. XX/XXXX Servicing Issue.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957003	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to make a payment by phone. Also agreed to set up ACH payments. The borrower appears to be cooperative during noted conversations. The loan has been current throughout the past 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The borrower filed a chapter 13 bankruptcy in XX/XXXX that was discharged in XX/XXXX. No further BK activity found..

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958876	3/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX to discuss the account.

REASON FOR DEFAULT: XX/XXXX Illness of mortgagor. XX/XXXX medical issues.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959131	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower made duplicate payment, payment was deleted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431959137	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with borrower wanting a payoff. The borrower was experiencing a large escrow shortage at this time and it was agreed to spread the shortage over a 48 month period. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was not provided as the loan has been current for 36 months.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted
431958706	3/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Workout plan started on XX/XXXX. On XX/XXXX borrower calls to put her husband on as an ATP. Remaining contacts are limited to PTPs, draft payments and checking on escrows.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations.  Borrower was waiting for a check to come in.  The rfd on XX/XXXX changed to a curtailment in income.  Notes from XX/XXXX show that the husbands social security benefits come the 3rd Wednesday of the month and the borrower was helping his children move to XXXX.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958724	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower is applying with loss mit for assistance. After a trial period, a final mod is completed in XX/XXXX. Borrower has been cooperative with minimal recent contact. The most recent contact was on XX/XX/XXXX to discuss the account.

REASON FOR DEFAULT: XX/XXXX Excessive obligations. XX/XXXX Illness of mortgagor and curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958331	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a double payment in XX/XXXX to reinstate the account. Borrower made sporadic phone payments through XXXX. No further contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower paid via the website, and set up auto-draft payments in XX/XXXX. Only contact was in XX/XXXX when borrower changed the draft date for one payment.

REASON FOR DEFAULT: Rental property was vacant for a while, borrower struggled to make payments on both properties

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958677	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , outbound call to the borrower regarding the past due payment, the borrower said would be making up the payment and that it was past due to requesting for the last payment to cover the late fees. The borrower appears to be cooperative during noted conversations. The loan has remained current with on-time payments over the last 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income and a delay in pay. No indication of ongoing hardship..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959243	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. No direct contact noted with borrower. Servicer notes XXXX approved XX/XXXX. XXXX recast agreement sentXX/XXXX. Mod workout booked XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431957185	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower struggled in early XXXX and early XXXX, RFD was loss of hours at work. Got current in XX/XXXX and has been current ever since. Last contact was XX/XXXX.

REASON FOR DEFAULT:  Curtailment of income

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied.

431957790	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been cooperative with servicer over the last 3 years with last contactXX/XXXX regarding HOI. The loan has been paid as agreed over the last 3 years and is current.

REASON FOR DEFAULT: not provided
FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
431958015	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Comments started in XX/XXXX with loan being reviewed for modification, mod granted in XX/XXXX. Last contact on XX/XXXX, payment made via phone and borrower requested help to set-up ACH payments. Servicer advised to set-up online.

REASON FOR DEFAULT:  RFD as of XX/XXXX, unemployment.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431959576	2/1/2021	1/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has remained current for the past three years. Borrower declined payment assistance in XX/XXXX, and had sporadic contact over the next year when she would give a promise to pay. Loan transferred servicing in XX/XXXX. Borrower made sporadic promises to pay, and usually paid via the website. Last contact was a promise to pay in XX/XXXX.

REASON FOR DEFAULT: Income curtailment, excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431336059	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no contact except for XX/XXXX welcome call.

REASON FOR DEFAULT: not provided
FORECLOSURE:  No FC activity noted
BANKRUPTCY: No BK activity noted
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957994	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower called to confirm account status XX/XXXX. Last contactXX/XXXX borrower made payment.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XXXX; no indication property was affected.
431959515	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years, last contactXX/XXXXX for phone payment.

REASON FOR DEFAULT: not provided
FORECLOSURE:  No FC activity noted
BANKRUPTCY: No BK activity noted
PROPERTY: Property is owner occupied. No property issues noted.

431957423	3/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for assistance in XX/XXXX, and prior servicer approved a trial mod plan in XX/XXXX. modification was completed in XX/XXXX. No further contact with prior servicer. Loan transferred servicing in XX/XXXX. No contact with borrower until XX/XXXX, when he asked for payment assistance options. Servicer approved a verbal repay plan in XX/XXXX, although loan was not delinquent ; borrower made a payment at the end of the month. No further contact; borrower has remained current since the XXXX modification.

REASON FOR DEFAULT: XXXX-Income curtailment; property was not rented for two months and required repairs. XXXX-XXXX, tenants left because they were unemployed

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431956987	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made phone payments while at prior servicer. Loan transferred servicing in XX/XXXX. Borrower had questions regarding the monthly statement in XX/XXXX. No further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Filing date unknown, chapter 13. case discharged XX/XXXX. Motion to deem current was entered XX/XXXX; agreed response was stamped by the courtXX/XXXX.

PROPERTY: Owner occupied
431957030	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower requesting a copy of the prior modification Agreement. The borrower received a 3 month disaster extensiXX/XXcarral due to disaster beginning XX/XXXX.

REASON FOR DEFAULT: The reason for default was natural disaster and temporary loss of income in XX/XXXX.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431957680	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: On XX/XXXX borrower called to set up an ACH. Borrower called on XX/XXXX to get a XXXX.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957123	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower called for website assistance.

REASON FOR DEFAULT: No payment default in the past year. However, borrower stated on XX/XX/XXXX  that her business was slowing down due to XXXX. Servicer then offered a one month deferral. Borrower continued making monthly payments. It is unclear if business is still impacted. Prior default was noted on XX/XXXX as slow business and excessive obligations.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.

431957820	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years, last contactXX/XXXX for phone payment.

REASON FOR DEFAULT: not provided
FORECLOSURE:  No FC activity noted
BANKRUPTCY: No BK activity noted
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431956964	2/15/2021	1/20/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower gave a promise to pay in XX/XXXX, and mentioned home repairs in XX/XXXX. Servicer provided the address for borrower to send insurance checks for endorsement. Borrower asked about XXXX relief options in XX/XXXX, but didn't apply for assistance. No further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed XX/XXXX, chapter 13, discharged XX/XXXX.

PROPERTY: Owner occupied
431957837	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer completed a deferral XX/XXXX deferring the XX/XXXX payment, comments indicate this was a preapproved deferral. Last contact XX/XXXX borrower called in to see if XXXX assistance was being offered, servicer advised yes but borrower needs to complete a workout packet. Nothing further discussed and no workout has been received by servicer.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958099	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs and draft payments. The final contact is on XX/XXXX when the borrower called to as for a Spanish speaking service rep.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958589	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower hardship noted XX/XXXX due to excessive obligations. Curtailment of income noted XX/XXXX ; borrower inquired why insurance payments so high. Borrower statedXX/XXXX not working during summer; now back to work. Welcome call completed XX/XXXX. XXXX incentive appliedXX/XXXX. Last contact XX/XXXX borrower requested to have phone number removed.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied.  XXXX disaster area noted; no indication property was affected.

431957420	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: modification was completed in XX/XXXX. No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower requested a lower interest rate in XX/XXXX; servicer advised borrower to refinance. Borrower made a phone payment in XX/XXXX, and authorized a third party on the account in XX/XXXX. Last contact was in XX/XXXX when borrower made a phone payment.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959651	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years except for missed payment XX/XXXX, cured XX/XXXX with new servicer, no hardship noted. Last contact XX/XXXX balance inquiry.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

418346886	1/24/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: The final contact is on XX/XXXX when the borrower needed an insurance draft signed.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be damage caused by XXXX.  The storage building was damaged, the roof and siding were gone and the fence was torn out.

FORECLOSURE: No foreclosure issues found.  Notes do not mention if any remediation was made although an insurance draft was signed on XX/XXXX.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: Per the notes, there was damage caused by the XXXX and damaged the roof (COL). It is unclear if the damage was remediated or if any insurance claim has been filed. DOL is unknown.

431958968	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, review closed on XX/XXXX due to application inactivity. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to make payment, advised can't take payment over phone, borrower stated he would wire payment. Borrower also updated loss mit application to state that his wife is no longer getting unemployment.

REASON FOR DEFAULT: Curtailment of income and wife got laid off

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XXXX.
419159967	2/1/2021	1/3/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: No recent contact. Last borrower contact XX/XXXX when borrower made a phone payment.

REASON FOR DEFAULT: No payment default.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.
431958763	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Last contact XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. XXXX disaster area noted XX/XXXX; no indication property was affected.
431958293	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX with borrower calling in to set up ACH payments.

REASON FOR DEFAULT: XX/XXXX None provided.

FORECLOSURE: FC is active when the history starts in XX/XXXX. XX/XXXX Borrower reinstates account without assistance.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431187434	3/1/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower contactXX/XXXX when welcome call was made. Borrower stated on XX/XX/XXXX she intends on keeping property. No significant notes on the loan with current servicer. No contact with borrower noted in contact history from current servicer.

REASON FOR DEFAULT:  RFD for prior default was last noted on XX/XX/XXXX  as tenant not paying.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959563	2/15/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower made phone payments between XX/XXXX and XX/XXXX, then began paying on the website. Borrower was impacted by XXXX in XX/XXXX, but confirmed ability to pay. Last contact was a promise to pay in XX/XXXX.

REASON FOR DEFAULT: Not provided, XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: Filing date unknown, chapter 13, POC filed XX/XX/XXXX 14. Discharged XX/XXXX

PROPERTY: Owner occupied

430196546	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Deferment completed in XX/XXXX deferring 2 payments, comments do not show servicer received a workout prior to deferment. Last contactXX/XXXX borrower and wanted to know why they received a check, servicer advised funds are escrow refund.

REASON FOR DEFAULT: Unknown

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431388417	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: XXXX delinquency due to spouse unable to work since XXXX due to cancer, excessive medical bills. Loss mitigation requested XX/XXXX, denied XX/XXXX due to unresponsive borrower. New docs submitted XX/XXXX, verified income $XXXXXX/XXXXmod denied due to no verifiable financial hardship. Borrower reinstated $XXXXXX/XXXX, loss mitigation requested again XX/XXXX due to income curtailment, denied XX/XXXX after verified $XXXX00 income. Borrower appealed the denial, no change in XXXXision noted. Last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: Family illness, medical bills.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

418742251	2/1/2021	12/24/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower inquired about Mod terXX/XXcarred interest XX/XXXX. Borrower inquired about making payment for escrow shortageXX/XXXX. Borrower again statedXX/XXXX needed assistance making escrow only payment.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431958817	2/15/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Minimal contact is noted; borrower requested prior servicer pay history and copy of the note in XX/XXXX; also requested mod agreement documentation in XX/XXXX.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Discharged BK7 noted in XXXX. BK details not provided. Borrower stated on XX/XX/XXXX  that the BK has been discharged for 10 years.

PROPERTY: No property issues found.

431957143	2/15/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower called inquiring what servicer was offering due to XXXX and also wanted to know why his IR hadn't changed yet. Servicer advised it changes once a year and hasn't happened yet. No comments regarding borrower's personal impact from XXXX.

REASON FOR DEFAULT: No payment default in the past year. Borrower has ACH set up to draft the 15th of every month.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property occupancy was last noted on XX/XX/XXXX as owner occupied. Current property condition was not mentioned. However, Servicer comments on XX/XX/XXXX stated subject was located in a XXXX declared disaster area declared XX/XXXX due to XX/XXXXs.
431957400	1/15/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX A mod is denied. Borrower has not been very responsive with minimal contact in the past 2 yrs. The most recent contact was on XX/XXXX with borrower calling in to verify the status of a payment.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. XX/XXXX car repairs.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958873	2/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was 2x30 in XXXX, but has been performing since reinstatement XX/XXXX. There was little borrower contact throughout delinquency, payments are made at end of months due to timing of paycheck. Last contact XX/XXXX to schedule payments through XX/XXXX.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958074	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Default in early XXXX, RFD curtailment of income, was off work due to illness of borrower, surgery, then on disability. Back to work in XX/XXXX and loan current by XX/XXXX but paid on or near the last day of the month every month until XX/XXXX when payments started coming in prior to late charge date. Loan has been current since then. Last contact XX/XXXX.

REASON FOR DEFAULT:  Borrower illness, unemployment, income curtailment

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied. Property is located in XXXX declared  disaster area, XX XXXXs XX/XXXX. No indication property has been impacted.

431957638	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was rolling 30 days delinquent when history began in XX/XXXX. Borrower stated on XX/XXXX that RFD was due to medical bills; source of income is from SSI and VA disability. Borrower is unemployed and has not worked since XXXX or XXXX due to physical issues, only income is food stamps; stated on XX/XXXX that his mother (XXXX) pays the mortgage and she has large medical expenses. Loan was brought current in XX/XXXX. Borrower also failed to make the XX/XXXX payment but was brought current that following month. Loss mit review was initiated but borrower did not qualify for mod due to negative NPV. XXXX 6th year incentive iao $XXXX0 was applied as curtailment in XX/XXXX. Last contact was on XX/XXXX, borrower called in to try to make a payment but did not have account information. Loan is current.

REASON FOR DEFAULT: Borrower has been unemployed since XXXX or XXXX but his mother XXXX makes the payments. RFD was also due to borrower's mother's medical bills.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957699	1/15/2021	12/30/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower only had contact with prior servicer when she would reinstate the account with a lump sum payment. Loan transferred servicing in XX/XXXX. Borrower was waiting for funds in XX/XXXX, and servicer offered a 3-month deferral, which was completed in XX/XXXX. Borrower made a lump sum reinstatement in XX/XXXX. No further contact.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431497803	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact is on XX/XXXX when the borrower tried to make a payment on a debit card.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958955	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, welcome call from service transfer, borrower wanted to make sure his double payment was not applied to principal.

REASON FOR DEFAULT: RFD not provided.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431957343	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for 36 months, pays on the first of the month. Only contact with borrower has been administrative. Last contact XX/XXXX.

REASON FOR DEFAULT: not provided
FORECLOSURE:  No FC activity noted
BANKRUPTCY: No BK activity noted
PROPERTY:  Owner occupied

431957444	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in and was advised of the amount due. The borrower agreed to a payment by phone including $XXXX0 to be applied to principal. The borrower appears to be cooperative during noted conversations. The loan has remained current with on-time payments. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to illness and being out of work. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431343868	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about ACH payments transferring in XX/XXXX; servicer confirmed. Loan transferred servicing in XX/XXXX; welcome call completed. Auto-draft payment set up was also completed in XX/XXXX. Borrower verified insurance premiums were paid in XX/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959230	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Servicer notes review for deferral XX/XXXX due to disaster. Servicer confirmed deferralXX/XXXX. Borrower hardship noted XX/XXXX due to excessive obligations. Welcome call completed XX/XXXX; servicer reviewed escrow shortage. Borrower inquired about refinanceXX/XXXX.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is non owner-occupied. No property damage noted.
431957998	2/15/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Servicer expanded ez-pay and ACHXX/XXXX. Borrower called to stop ACH paymentXX/XXXX. Borrower inquired how to remove co-borrower from loanXX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
430572679	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower wanted to remove the escrow line in XX/XXXX; prior servicer response unknown. Loan was current, yet prior servicer completed a modification in XX/XXXX; the payment borrower made that month was applied as a curtailment, and servicer rolled the due date. Borrower asked about how the bankruptcy would affect her loan in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower asked about servicer assistance for roof repairs; servicer only noted LPI for flood on the account. Borrower notified servicer of property tax exempt status in XX/XXXX, and mentioned a XXXX hardship. Borrower requested payment assistance in XX/XXXX, but declined assistance later that month; hardship had been resolved. Last contact was in XX/XXXX when borrower verified payment receipt.

REASON FOR DEFAULT: XXXX-Excessive obligations, income curtailment. XXXX-XXXX, not working her part-time job; receiving SSI.

FORECLOSURE: No FC activity found

BANKRUPTCY: Borrower's son filed BK13 in XX/XXXX, and listed subject property in the filing. Chapter 13, POC filed XX/XXXX, plan confirmed XX/XXXX. case remains active.

PROPERTY: Owner occupied

431958103	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show the RFD to be a curtailment in income and the borrower is requesting a repayment plan. He said he was a victim of a sXXm. The repayment plan starts on XX/XXXX. On XX/XXXX the rfd changes to excessive obligations. On XX/XXXX the rfd is an illness with the borrower and he submits a loss mit application. The mod request is denied and it is difficult to understand other than income reasons. Final contact is on XX/XXXX when the borrower makes a PTP.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a curtailment in income and the borrower is requesting a repayment plan.  He said he was a victim of a sXXm.  The repayment plan starts on XX/XXXX.  On XX/XXXX the rfd changes to excessive obligations.  On XX/XXXX the rfd is an illness with the borrower and he submits a loss mit application. The mod request is denied and it is difficult to understand other than income reasons.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958559	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: As of XX/XXXX servicer notes there is forced place insurance on home. Last contactXX/XXXX borrower made payment over the phone which posted same day.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: Comments on XX/XXXX indicate roof damage (COL) as ofXX/XXXX (DOL) comments indicate servicer received $XXXX0 funds came from forced placed insurance company and is not covering any leaking into home, any XXXX damage to interior of home or on the side of the home. As of XX/XXXX hazard claim comments end unknown if repaired.
431957703	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated the account in XX/XXXX, and has since remained current. Borrower made a phone payment in XX/XXXX. Loan transferred servicing in XX/XXXX, and began paying online in XX/XXXX; no further contact.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958977	2/15/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower verifying the status of the loan. There has been steady contact with the borrower over the past year with increased payments based on the escrow account.

REASON FOR DEFAULT: There was no reason for default provided in the comments.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431957138	2/15/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower made a phone payment.

REASON FOR DEFAULT: No monthly payment default in the past year. Prior RFD is unknown.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property occupancy was last noted on XX/XXXX as owner occupied. Property condition is unknown.
431958446	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted. Borrower called to confirm payment details XX/XXXX; stating bank not releasing funds for payment. Borrower made promise to pay XX/XXXX forXX/XXXX. Borrower requested online accessXX/XXXX. 3rd party called to process payment XX/XXXX.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431958685	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on escrows. The final contact is on XX/XXXX when the borrower called asking about XXXX assistance plans. The servicer said that they did not have any at this time and the borrower said that his hours had been cut. He will try and make it on his own, but will call the home retention department if things get worse.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations as the borrower was out of town.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957025	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in about a letter and viewing letters and documents on the website. The borrower appears to be cooperative during noted conversations. The notes reflect various requests for workout assistance options in late XXXX and again in XX/XXXX, but no options were offered and the account has remained current. The loan was modified in XX/XXXX and has remained current since that time. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431350101	2/1/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to set up ACH payments. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430571249	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX. the borrower called in to check on the status of ACH. The borrower appears to be cooperative during noted conversations. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958215	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was in active BK when history began in XXXX. Borrower called in XX/XXXX to go over statement and was advised of pre-petition and should not have a balance in XX/XXXX. Last contact was on XX/XXXX, borrower called stating that he would make the payment on the 30th. BK was discharged on XX/XX/XXXX . Loan is current.

REASON FOR DEFAULT: XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BK13 was filed on XX/XXXX, case was discharged on XX/XXXX.

PROPERTY: Possible property damage. RFD was noted in XX/XXXX as XX/XXXX. Notes in XX/XXXX also indicate that the borrower was on a disaster FB plan which was extended in XX/XXXX. No details regarding damage or repairs provided. Exterior BPO dated XX/XXXX reported subject property in Average condition, no repairs needed. Notes in XX/XXXX also indicates that there was a 2nd property listed as investment that has been sold as a short sale.

431958803	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower requested fax copy of welcome letter so he can fax to XXXX, was advised it would take up to 72 hours.

REASON FOR DEFAULT: RFD not provided.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Per conversation with unauthorized third party on XX/XXXX, noted that insurance company won't release claim check without declaration  page from new servicer. No details provided regarding claim or damage to property. Current status of property unknown.

431958721	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower declines loss mit assistance.XX/XXXX Borrower calls in to discuss the escrow account, XXXX deferral options are discussed, but borrower declines the workout, no notes were found specifically stating the borrower is experiencing a XXXX hardship. Borrower has been cooperative with minimal contact. The most recent contact was on XX/XX/XXXX with an insurance premium refund being discussed.

REASON FOR DEFAULT: XX/XXXX Escrow issues.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957675	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower is called on XX/XXXX and is given the cure amount. Borrower will make a payment on the web site. The final contact is on XX/XXXX when the borrower asks that a refund be applied to his escrows.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a curtailment in income.  His pay cycle has change and he is now getting paid weekly.  Servicer later lists this as excessive obligations.  On XX/XXXX the rfd is unemployment although the borrower is receiving unemployment benefits.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

418799545	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Co-borrower called in on XX/XXXX stating that she tried to make a payment on the IVR but there was a $XXcarocessing fee; fee was waived as courtesy and co-borrower was advised of different payment options to avoid the fee. Escrow analysis statement was sent on XX/XXXX. Co-borrower called in on XX/XXXX too inquire about the escrow analysis that they received. Last contact was on XX/XXXX, borrower inquired about the scheduled ACH and was advised scheduled to draft on the 15th. Escrow analysis was sent on XX/XX/XXXX . Refund check from MI carrier was received on XX/XXXX, no additional details.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431489932	2/8/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payment and checking on escrow accounts. Final contact is on XX/XX/XXXX .

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959649	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated 5 payments XX/XXXX. Funds reversed from suspense in XX/XXXX and reapplied as contractual payments in XX/XXXX to reflect loan current. .Borrower has filed and voiced multiple disputes and complaints during the period of the review. Borrower alleges servicer is stealing her escrow funds, servicer is collecting for insurance and tax, however, borrower is paying their own insurance. Borrower believes that a portion of their monthly payment is being escrowed for insurance, and since they are paying their own insurance, that a refund is due to her. Borrower has paid timely despite continued esXXlation of complaints about insurance and taxes. Last contact was XX/XXXX, borrower complaint about insurance.

REASON FOR DEFAULT: Borrower alleges servicing issues

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431959555	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about a payment change in XX/XXXX, and had insurance questions in XX/XXXX. Borrower applied for payment assistance in XX/XXXX. Loan transferred servicing in XX/XXXX, and borrower confirmed the payment address in XX/XXXX. Loss mit application was closed as incomplete in XX/XXXX. Borrower then made a short payoff offer in XX/XXXX that was never reviewed, as borrower didn't submit documentation. Borrower requested a modification in XX/XXXX, but was not eligible, and didn't qualify for any retention options in XX/XXXX. Borrower asked for a refinance in XX/XXXX. Borrower requested a 2-year pay history in XX/XXXX.

REASON FOR DEFAULT: Borrower was on disability

FORECLOSURE: No FC activity found

BANKRUPTCY: Filing date unknown, chapter 13, plan confirmed XX/XXXX. case was discharged XX/XXXX.

PROPERTY: Owner occupied
431958607	2/1/2021	1/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted. Borrower called to schedule payment; advised of servicer transferXX/XXXX. Last contact XX/XXXX borrower made promise to pay for XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431497074	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XXXX when co borrower asked to have taxes set up with Escrow account. Escrow account increased effective XX/XXXX payment. It appears to have been set up.

REASON FOR DEFAULT: No payment default.

FORECLOSURE: No recent FC activity noted.

BANKRUPTCY: No recent BK activity noted.

PROPERTY: Property occupancy was not provided in comments. Current property condition is unknown.
430572296	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX. the borrower returned a call about the payment due. The payment posted the same day the message was left. The borrower advised they are set up on bill pay with their bank. The borrower appears to be cooperative but has made complaints about rude calls. The borrower has advised that the co-borrower no longer lives there and that the borrower is disabled. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to a death in the family. The primary  borrower is disabled.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957605	3/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for 36 months. Up until XX/XXXX borrower was paying at the end of the month every month. Since XX/XXXX borrower has been paid ahead one month. Only contact with borrower has been administrative or to make payments. Last contactXX/XXXX.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431957247	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower called on XX/XXXX to get help with the web site and to make a payment. Remaining contact are limited to draft payment and PTPs.

REASON FOR DEFAULT:  Notes from XX/XX/XXXX  show the RFD to be unemployment.  Servicer tells her because of the account status they cant open the unemployment option and asked that she call back in 10 days.  Remaining contacts are limited to PYPs and draft payments with the final contact on XX/XXXX.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes from XX/XXXX show that the borrower had filed for bankruptcy with a prior servicer.  No other information was found.

PROPERTY: No property issues found.

431317260	2/1/2021	1/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had monthly contact with prior servicer, and applied for modification in XX/XXXX. Servicer approved a stip to mod plan, and borrower made the trial payments, but requested assistance in XX/XXXX due to XXXX. Servicer granted a FB plan and the modification was completed in XX/XXXX. There was an escrow issue with the mod, servicer had to reverse the mod in XX/XXXX, correct the issue, then reapply the mod terms. Borrower had a 30-day delinquency that was reinstated the following month with a double payment in XX/XXXX. Borrower has since remained current. Borrower called about an escrow analysis in XX/XXXX, payment had increased. Borrower asked about refinance options in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Last contact was a phone payment in XX/XXXX.

REASON FOR DEFAULT: Income curtailment, natural disaster

FORECLOSURE: ReferredXX/XXXX, first legal XX/XXXX. A sale date was scheduled for XX/XXXX, but servicer offered a trial mod plan in XX/XXXX.

BANKRUPTCY: Filed XX/XXXX, chapter 13, plan confirmed XX/XX/XXXX 13, POC filed XX/XXXX, discharged XX/XXXX.

PROPERTY: Owner occupied
431958469	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated in XX/XXXX and has since remained current. No contact with prior or current servicer. Loan transferred servicing in XX/XXXX. Borrower usually pays via the website.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957205	2/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX with only minor delinquency. Borrowers failed to make the XX/XXXX payment but were able to make 2 payments the following month. Co-borrower stated on XX/XXXX that RFD was due to curtailment of income, also informed on XX/XXXX that they receive pension the last day of the month and every month that it's late she will be late on the payment. Last contact was on XX/XXXX, co-borrower for online access. Loan is current.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959641	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, closed on XX/XXXX due to application inactivity. No other loss mit activity noted. Last contact on XX/XXXX, borrower called in with unauthorized third party, discussed next payment due and payment breakdown.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted. Owner occupied as of XX/XXXX.
431957500	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. NSF was processed on XX/XXXX. Demand letter was sent in XX/XXXX. Borrower stated that RFD was due to illness. Loan was brought current in XX/XXXX. XXXX incentive iao $XXXX0 was applied as curtailment in XX/XXXX. Last contact was on XX/XXXX, borrower called in wanting to reschedule ACH. Escrow analysis statement was sent on XX/XXXX. Loan is current.

REASON FOR DEFAULT: Illness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .

431959295	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: NSF was processed in XX/XXXX when history began in XXXX. Borrower was able to make 2 payments in XX/XXXX bringing the loan current; declined loss mit. RFD was curtailment of income. Borrower fell behind on the loan in XXXX. Demand notice was sent on XX/XXXX and XX/XXXX. Repayment plan was offered in XX/XXXX, borrower stated that she would consider it. Loan was brought current in XX/XXXX. Last contact was on XX/XX/XXXX , borrower called for payment inquiry and was advised that ACH was scheduled for the 16th of each month.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958240	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower set up a phone payment which posted same day. Nothing further discussed. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431959573	2/1/2021	12/28/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. XXXX incentives were applied in XX/XXXX and XX/XXXX. Borrower set up auto-draft payments after loan transfer in XX/XXXX, and verified the draft date in XX/XXXX. Last contact was in XX/XXXX when borrower verified the new IR and ARM change date.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431957597	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested a workout in XX/XXXX but application was withdrawn in XX/XXXX. Last contact XX/XXXX, borrower requested a refinance. Servicer advised that they do not offer refinances.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431489193	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal recent contact. Several notes at the end of XXXX reference a code violation. No recent significant activity was found. The most recent contact was on XX/XXXX, borrower calls in to report they do not have the funds for a payment and want to delay the late fee.

REASON FOR DEFAULT: XX/XXXX Excessive obligations. XX/XXXX Do not have the funds.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: XX/XXXX Notes indicate the SFR property was illegally converted to a 3 unit property. No further details mentioned. DOL is unknown.

431317335	2/1/2021	1/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: first contact with borrower was in XX/XXXX when she requested assistance but did not submit a complete loss mit package. Review was closed in XX/XXXX. Borrower reapplied in XX/XXXX, and servicer approved a trial mod plan in XX/XXXX. modification was completed in XX/XXXX. Co-borrower enrolled in auto-draft payments in XX/XXXX. Borrower verified payment receipt in XX/XXXX, and again in XX/XXXX. No other contact since modification. Loan transferred servicing in XX/XXXX; welcome call completed, borrower also verified auto-draft payments had transferred.

REASON FOR DEFAULT: Borrower not working due to medical reasons, income curtailment

FORECLOSURE: Referral date unknown, action was delayed for a missing AOM. NOD posted XX/XXXX, first legal action completed XX/XXXX (NOS recorded). Sale was scheduled forXX/XXXX, but a loss mit hold was entered earlier that month, modification in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958690	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: On XX/XXXX servicer is going over a trial mod with the borrower. Trial payments are made and the borrower closes on a permanent modification per notes of XX/XXXX. Notes from XX/XXXX show that the borrower is now receiving unemployment income.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be medical issues.  The borrower is currently at home under bed rest and has not received any stay at home pay.  Notes from XX/XXXX show that the borrower is now receiving unemployment income.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431341386	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: History shows borrower calling in several times to discuss the account and make account arrangements. XX/XXXX An escrow shortage is being discussed. The most recent contact was on XX/XX/XXXX to update an email address. Borrower has been cooperative.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: History indicates the borrower was previously discharged from BK (no datXX/XXXX s provided).

PROPERTY: No property issues found.

431957617	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was previously in foreclosure in XXXX due to income curtailment. Unable to verify Attorney referral date or 1st legal date from comments. State XXXX funds received XX/XXXX to bring account current. XXXX program approved on XX/XX/XXXX , no term details provided. Borrower struggled to maintain current payments in XXXXX/XXXX with RFD continued as income curtailment. He brought loan current XX/XXXX and has paid as agreed since that time. Last borrower contact XX/XXXX for new servicer welcome call.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: Prior FC in XXXX.  Unable to verify Attorney Referral from comments provided.

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted.
418920057	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Welcome call completed XX/XXXX. Borrower inquired about payment increaseXX/XXXX. Borrower confirmed hazard insurance coverageXX/XXXX; requested lender placed insurance to be removed. Borrower again inquired about payment increaseXX/XXXX. Borrower submitted for workout assistanceXX/XXXX, however incomplete financials provided. Borrower requested reinstatement amount. Servicer approved Stip to ModXX/XXXX. Mod agreement offered XX/XXXX which was booked XX/XXXX. Borrower requested tax documentXX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XXXX . Borrower indicatedXX/XXXX had damage due to storm; no hazard claim noted. Extent of damage unknown.
431958714	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower was putting together a mod request and is approved subject to trial payments. The trial payments are made and mod letter is mailed on XX/XX/XXXX . The final contact is on XX/XXXX and the rfd is that the tenant is on unemployment.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be the borrower is a permanent part-time employee and does sub contractor work. The wife collects rents an this is a rental property.

FORECLOSURE: There are many notes in XX/XXXX regarding foreclosure, but don't see where it was ever referred.

BANKRUPTCY: Notes starting on XX/XXXX show that the calls are routed to the bankruptcy department, but no supporting bankruptcy information is found.

PROPERTY: No property issues found.

431959333	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated 2 payments XX/XXXX after finding employment and remains current with occasional contact for NSFs that have been replaced in month due. Last contactXX/XXXX to inquire about rate change.

REASON FOR DEFAULT: Borrower unemployment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431487843	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower was booked under a disaster XXp modification. The only contact is on XX/XXXX when the borrower is contacted by the new servicer as an introduction.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959236	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Copy of NoXX/XXcasent to borrower XX/XXXX. Borrower inquired about Mod terms XX/XXXX. Welcome call completed XX/XXXX. Borrower inquired about ceaXX/XXXXstXX/XXXX. Servicer requested proof of flood insuranceXX/XXXX. Borrower called to review payment history XX/XXXX. Borrower inquired about XXXX incentiveXX/XXXX. Borrower inquired about additional principal payment application XX/XX/XXXX . Borrower hardship noted XX/XXXX due to unemployment. Borrower reviewed UPBXX/XXXX. Last contactXX/XXXX borrower inquired how to leave property to children.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is a second-home. No property damage noted.
430562427	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Comments begin XX/XXXX with loss mitigation in progress, trial plan completed XXXX-XX/XXXX and mod finalized XX/XXXX. Borrower remained chronic delinquent post-mod, hardship caused by change in jobs, now substitute teaching. There is occasional borrower contact throughout delinquency, no new loss mitigation requested. Borrower has paid timely since most recent reinstatement XX/XXXX with no further contact sinceXX/XXXX welcome call.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: Foreclosure filed prior to XX/XXXX canceled after XX/XXXX mod.

BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957081	2/1/2021	1/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since reinstatement of 2 payments in XX/XXXX, hardship not noted. Last contact XX/XXXX for website assistance.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: Welcome call comment indicates BK7 was previously discharged, no case details provided.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957347	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated multiple 30-day delinquencies in XXXX, hardship caused by excessive utility bills and delay in spouse's SSI benefits, contact maintained but no formal loss mitigation started until assistance was requested after XXXX NSF return, no new hardship is noted. Trial plan was completed XXXX-XX/XXXX and mod finalized XX/XXXX. Account remains current post-mod, last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958674	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to make a payment over the phone. The borrower has had some recent NSFs but has made up the payments within the same month. The appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431487742	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Disaster forbearance plan noted in XX/XXXX, borrower noted as approved for trial mod as of XX/XXXX with first trial payment in XX/XXXX, trial payments completed as of XX/XXXX, final mod approved on XX/XXXX, signed mod docs received from borrower on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower wanted to know how to schedule payment, advised to allow time for boarding process and scheduled payment for borrower.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Hazard claim noted in XX/XXXX for fiXX/XXXXtning, DOL XX/XXXX, loss draft check iao $XXXX15 endorsed and released to borrower as of XX/XXXX, claim is non-monitored since loss amount under $XXXX All funds noted as disbursed as of XX/XXXX. COL is unknown. No other property issues noted recently.
431488333	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact with the borrower was XX/XXXX with the borrower call the wrong lender. Minimal contact in the prior 36 months as the borrower has been current for that time.

REASON FOR DEFAULT: There was no reason for default provided.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No bankruptcy activity

PROPERTY: No property issues noted

431959285	3/1/2021	1/15/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower at prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower requested website assistance in XX/XXXX, and authorized her daughter on the account. Auto-draft payments start in XX/XXXX. No contact again until the daughter called in XX/XXXX to notify servicer of borrower death. Payments have continued, unable to verify current occupancy.

REASON FOR DEFAULT: Income curtailment, borrower is widowed and on fixed income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown
431959349	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since XX/XXXX BK reconciliation was completed with little contact, no hardship is noted. Last contactXX/XXXX inquiry about step rate changes.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/AANKRUPTCY: BK13 was filed XX/XXXX, discharged XX/XXXX.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957222	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years except for missed payment XX/XXXX, cured in XXXX. Last contact XX/XXXX to confirm ACH setup.

REASON FOR DEFAULT: Income curtailment due to loss of roommate

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

419149827	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Prior mod noted as of XX/XXXX, noted $XXXX20 reduced from deferred balance as part of principal reduction program, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to inform she would mail payment that day for cure amount.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
419149478	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current since XX/XXXX. No RFD XXptured for missed payments in late XXXX, very little contact is noted. Only contact with borrower for last 18 months has been administrative.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY: Owner occupied
431959627	2/15/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower stated he would mail in payment that day.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Per comments on XX/XXXX, appears borrower prior discharged BK and that they are not liable for loan debt but property lien is still valid and enforceable. No details regarding filing date, case number, chapter or discharge date provided. No other BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XXXX.
431957405	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was in XX/XXXX with payment arrangements being made.

REASON FOR DEFAULT: XX/XXXX curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431958511	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to obtain information about the servicing transfer and was informed of payment options and website. Set up a payment over the phone. The borrower appears to be cooperative and the loan has remained current throughout the past 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431382761	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years with no borrower contact except forXX/XXXX account inquiry.

REASON FOR DEFAULT: None
FORECLOSURE: No FC activity found
BANKRUPTCY: No BK activity found
PROPERTY: Property is non-owner occupied per seller data. No property issues noted.

430562023	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: XXXX hardship was caused by recovery from a natural disaster, borrower maintained contact throughout for a hazard claim. Trial plan was completed XXXX-XX/XXXX and mod finalized XX/XXXX. Borrower remains current last 2 years with occasional contact for payments after late charge date. Last contact XX/XXXX.

REASON FOR DEFAULT: Natural Disaster XXXX

FORECLOSURE: Referred to foreclosureXX/XXXX, title is clear, placed on loss mit hold prior to first legal and cured by mod XX/XXXX.

BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. Claim in process XX/XXXX iao $XXXX damages not specified. Final inspection received and funds released XX/XXXX.

431959251	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Initial contact with borrower concerning hazard claim. Welcome call completed XX/XXXX. Borrower sent proof of paymentXX/XXXX. Borrower inquired about double paymentXX/XXXX. Last contact XX/XXXX borrower confirmed XXXX payment.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes XX/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. Hazard insurance claim noted XX/XXXX; details of claim not provided. Date of loss XX/XXXX. 1st draw requestedXX/XXXX. Claim reclassified XX/XXXX; funds endorsed and released. repairs confirmedX% completedXX/XXXX.
431959579	3/1/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower faxed proof that flood insurance was not needed in XX/XXXX, dispute was resolved in XX/XXXX. Borrower verified current loan status in XX/XXXX; no further contact.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958566	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on XX/XX/XXXX called in and discussed requirements for XXXX assistance which servicer provided, since borrower still working no assistance offered. Last contact XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431959229	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Welcome call completed XX/XXXX. Borrower statedXX/XXXX would pay extra each month. Borrower confirmed paymentXX/XXXX. Borrower inquired about payment of insurance XX/XXXX. Last contact XX/XXXX again inquiring about payment of insurance.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. XXXX disaster area noted XX/XXXX; no indication property was affected.
431959500	2/1/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was unresponsive throughout chronic 30-delinquency prior to reinstatement XX/XXXX, no hardship provided. Account is current last 20 months, last contactXX/XXXX for phone payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431488058	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact with the borrower was XX/XXXX calling to inquire about the escrow account. The borrower was on a repayment plan from XX/XXXX to XX/XXXX that was successfully completed. Minimal contact with the borrower as the loan has been current for 23 months.

REASON FOR DEFAULT: There was no recent reason for default provided. RFD for XX/XXXX was unable to rent the property.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No bankruptcy activity

PROPERTY: No property issues noted

431958606	1/15/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted. Majority of contact with borrower to schedule payments. Borrower hardship noted XX/XXXX due to excessive obligations. Borrower stated XX/XXXX had loss of income; son just graduated. Borrower stated XX/XXXX only one working; hardship restated XX/XXXX. Welcome call completed XX/XXXX. Borrower statedXX/XXXX on disability. Borrower statedXX/XXXX husband lost his job. Last contact XX/XXXX borrower made promise to pay for XX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
430196934	2/1/2021	12/28/2020	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower is working with loss mit on a mod. XX/XXXX Borrower is dismissed from BK. XX/XXXX A mod is completed, FC is closed. Since the mod, the account has been kept current with no significant activity. The most recent contact was on XX/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BK is active when the history starts in XX/XXXX, dismissed on XX/XX/XXXX .

PROPERTY: No property issues found.

418799803	2/24/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. No significant notes on the loan. Welcome call was completed on XX/XXXX; borrower called in to schedule a payment. Last contact was on XX/XX/XXXX , co-borrower called in to verify scheduled ACH and was advised scheduled for the 2nd.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957048	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower checking on their ACH. Minimal contact with the borrower as they have remained current for the last 36 months.

REASON FOR DEFAULT: The reason for default was not indicated in the comments.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431959070	2/1/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has remained current for the past three years. Borrower asked about assumption requirements to remove co-borrower from the account in XX/XXXX, and gave a promise to pay in XX/XXXX. Loan transferred servicing in XX/XXXX; borrower was working on a refinance to remove co-borrower from the account. Minimal contact since then. In XX/XXXX, borrower asked why the payment had increased; servicer advised borrower of the step rate change. During most recent contact in XX/XXXX, borrower asked for removal process to have co-borrower removed from loan due to divorce; servicer advised borrower to provide a QCD and divorce XXcaree. Borrower mentioned his pay had XXcareased due to XXXX, but he still had ability to pay. Servicer offered a retention review, but borrower declined .

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430573054	2/1/2021	1/15/2021	XXXX	XXXX	Yes	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested payment assistance in XX/XXXX, and servicer began researching the XXXX mod issue. A modification, started in XXXX, was still showing with a pending hold in XXXX; reason unknown. Borrower sent the executed modification documents, and servicer applied the mod terms in XX/XXXX. Spouse submitted the remaining payments, and loan reinstated in XX/XXXX. Spouse has since remained current. Spouse paid via the IVR, and called about an escrow refund in XX/XXXX. Loan transferred servicing in XX/XXXX, spouse confirmed occupancy as successor in interest. Spouse set up auto-draft payments in XX/XXXX; no further contact.

REASON FOR DEFAULT: Borrower death. Spouse was approved for a modification in XXXX, but did not have a completed assumption agreement at the time, so prior servicer didn't complete the mod

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied by spouse
431957867	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD as of XX/XXXX to XX/XXXX, illness of borrower.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431187399	2/1/2021	1/21/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: On XX/XXXX, the borrower called in to make a payment by phone and confirmed the upcoming servicing transfer. The borrower appears to be cooperative. Borrower called in on XX/XXXX to schedule a payment; welcome call completed. Welcome email was sent on XX/XXXX. Borrower stated on XX/XXXX that he receives his SSI check on the 3rd Wednesday of the month. Last contact was on XX/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: The RFD was noted as due to curtailment of income and borrower illness in XX/XXXX. The loan has remained current since that time and no recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure but was cancelled after the modification was completed in XX/XXXX. No FC activity since that time.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958445	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted. Borrower hardship noted XX/XXXX due to borrower illness. Further details providedXX/XXXX; son helping but lost job. Death of primary borrower in XX/XX/XXXX 8. Servicer confirmed receipt of borrower financialsXX/XXXX, however incomplete. 3rd party statedXX/XXXX would be pursuing Mod; will reinstate. Welcome call completed XX/XXXX. Last contact XX/XXXX 3rd party setup ACH payments.

REASON FOR DEFAULT: Borrower illness. Curtailment of income.

FORECLOSURE: Loan referred for FCXX/XXXX. FC action closXX/XXXXdXX/XXXX due to reinstatement.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431956998	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, outbound call to the borrower, said they would send a payment on that Friday. The borrower appears to be cooperative during noted conversations. The loan has remained current with regular on-time payments. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957798	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower completed a 3-month repay plan to reinstate loan XX/XXXX and remains current with little ongoing contact. Two NSFs in last 12 months were replaced in month due. Last contactXX/XXXX, borrower requested ACH date change to accommodate SSI check receipt on 3rd Weds. each month.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431959410	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower until XX/XXXX, when borrower stopped paying and declined to discuss default. Loan transferred servicing in XX/XXXX. Borrower gave written authorization to a third party (daughter) on the account in XX/XXXX. Borrower's daughter requested a reinstatement quote in XX/XXXX, and sent funds later that month. Loan has remained current since reinstatement. daughter called about an escrow refund in XX/XXXX, and told servicer borrower was very ill. Borrower had an NSF payment in XX/XXXX that was reinstated in the same month. Co-borrower verified payment receipt in XX/XXXX; no further contact.

REASON FOR DEFAULT: Borrower illness

FORECLOSURE: Referred XX/XXXX, then placed on hold for an original assignment

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431349866	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in and went through the welcome information. Requested assistance with the website and also requested a copy of the Note and Mortgage. The borrower appears to be cooperative. Previous notes also indicate the borrowers are divorced and has previously requested to remove the co-borrower from the account. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history notes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958292	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account had a rolling delinquency for most of XXXX, cured in XX/XXXX without assistance. Borrower has not been responsive with numerous unsuccessful attempts at contact recorded. The most recent contact was on XX/XXXX with the BK message on the borrower’s billing statement being discussed.

REASON FOR DEFAULT: XX/XXXX RFD is excessive obligations

FORECLOSURE: No FC activity found.

BANKRUPTCY: Notes indicate account was previously discharged from BK7 (no dates or details provided).

PROPERTY: No property issues found.

431959197	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX with a payment change letter being discussed.

REASON FOR DEFAULT: XX/XXXX Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431489562	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower is under a trial mod. Trial payments are made and the executed mod is received by the servicer on XX/XXXX. Remaining contact is limited to PTPs, draft payments and checking on escrow accounts.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431350431	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower noted in the contact history. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of damage or ongoing repairs.
431957856	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX , borrower called to get 1099 information.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: BK13 filed on XX/XXXX13; dismissed on XX/XXXX.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431957429	2/15/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had sporadic contact with prior servicer, usually giving a promise to pay. Loan transferred servicing in XX/XXXX. Co-borrower requested principal balance in XX/XXXX. Only other contact was in XX/XXXX when borrower asked about insurance coverage.

REASON FOR DEFAULT: XXXX-family death, excessive obligations (sent funds to mom in XXXX)

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959317	2/15/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in XX/XXXX for web assistance and to set up ACH which was completed on XX/XXXX. Step rate notification was sent in XX/XXXX. Last contact was in XX/XXXX, borrower requested the prior servicer history in XX/XXXX. Escrow analysis was sent on XX/XX/XXXX .

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957495	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. Co-borrower called in on XX/XXXX about primary borrower being disabled veteran and receiving correspondence from the State of XX about special interest rates and was advised that unless the borrower is in active military, there are no exceptions. Escrow analysis statement was sent on XX/XXXX. Loss mit review was initiated in XX/XXXX. Last contact was on XX/XXXX1, borrower stated that under the XX law he is X% exempt and was advised that the documents he sent in does not indicate X% exemption and that he needs to contact the county to get a document to send for review. Workout was closed on XX/XXXX1 and assistance application withdrawal was completed on XX/XXXX; no longer needs assistance.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958109	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that there was a property loss dating back to XX/XXXX. Remaining contacts are limited to PTPs and draft payments. The final contact is on XX/XX/XXXX when M1 wanted to see that the payment had been received.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations plus a curtailment in income and the draw amount was $XXXXThe property remediation appears to have been X% completed although one final check was received on XX/XXXX.  On XX/XXXX the rfd changed to an illness with the borrower.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959027	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since reinstatement XX/XXXX. There is little ongoing contact, last contactXX/XXXX for ACH setup.

REASON FOR DEFAULT: Income curtailment, details not provided.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957688	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: On XX/XXXX the RFD was unemployment. The borrower also has an illness. On XX/XXXX the rfd was an illness with the husband and the mother. Borrower wanted a deferment but was told to call home preservation. A deferment letter is mailed on XX/XXXX. The final contact is on XX/XX/XXXX regarding an insurance claim. No details of the loss were found so it would appear that the claim was minor in nature.

REASON FOR DEFAULT:  On XX/XXXX the RFD was unemployment.  The borrower also has an illness.  On XX/XXXX the rfd was an illness with the husband and the mother. A deferment letter is mailed on XX/XXXX.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957178	2/1/2021	1/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for 36 months except for an NSF in XX/XXXX when borrower said they were in XXXX. Made up the payment the next month and have been current since then. Only contact with borrower since then has been administrative.

REASON FOR DEFAULT:  XX/XXXXurrent loan.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Property is owner occupied.

430572895	3/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX . The borrower called in regarding a payment made earlier in the month that hasn't posted yet. Was advised it was paid pre-boarding and will be applied soon. The borrower appears to be cooperative during noted conversations. The loan was modified in XX/XXXX. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure prior to the XX/XXXX modification. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957358	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years except for 1x30 XX/XXXX, cured XX/XXXX. Borrower requested loss mitigation XX/XXXX for imminent default hardship due to slow self-employment income, deniedXX/XXXX due to no response re: missing docs. There is occasional ongoing contact for phone payments, last contactXX/XXXX inquiry about an insurance cancellation letter.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958584	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on XX/XXXX called in disputing the credit reporting from XX/XXXX, servicer advised under review and will sent letter once resolved. Resolution letter mailedXX/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957241	3/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with little borrower contact since resolution of a pay history dispute in XX/XXXX. Last contactXX/XXXX regarding step rate change.

REASON FOR DEFAULT: Unknown
FORECLOSURE: NA
BANKRUPTCY: NA
PROPERTY: Property is owner occupied per seller data. No property issues noted.

418743144	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payment and checking on escrow accounts. The final contact is on XX/XXXX when the borrower was going over a mod request and determining the documents needed to complete the application.

REASON FOR DEFAULT:  Notes from XX/XXXXshows the RFD to be that the borrower can not afford the increase in payments.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957944	2/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was rolling 30 days delinquent when history began in XXXX, a demand letter was sent on XX/XXXX. Loan was brought current in XX/XXXX. RFD is unknown. Minimal contact is noted; borrower called in on XX/XXXX for escrow inquiry, also to inform of flood damage in the laundry room. Loan is current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Co-borrower stated in XX/XXXX that there was flood damage in the laundry room and the insurance company would be sending out a check to be endorsed. Claim information such as claim amount and date of loss were not discussed. No details regarding repairs provided.

431959055	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX A mod is denied. The most recent contact was on XX/XXXX with borrower calling to report they have been in the hospital and they want to verify payments are still coming through.

REASON FOR DEFAULT: XX/XXXX RFD is curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958551	2/1/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: On XX/XXXX the borrower called to meet the new servicer and said that he had been on an auto draft with the prior servicer. Remaining contacts are limited to PTPs, draft payments and checking on escrow accounts. The final contact is on XX/XXXX when the borrower added an ATP.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431488271	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payment and checking on escrow accounts. Final contact is on XX/XXXX.

REASON FOR DEFAULT:  Notes from XX/XXXX show that the RFD is that the borrower has some health conditions due to XXXX 19.  Both are on a fixed income.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

430562458	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower missed payments XX/XXXX and XX/XXXX that were cured the following month, no explanation noted. NSF return XX/XXXX was not cured until reinstatement of 3 payments XX/XXXX, hardship caused by medical bills. Borrower has paid timely last 12 months with no contact sinceXX/XXXX ACH setup.

REASON FOR DEFAULT: Excessive obligations after illness

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431959381	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower called in to change auto pay date which servicer advise they could not. Nothing further discussed.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958175	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent borrower contact. Last borrower contactXX/XXXX when borrower called for clarifiXXtion of Escrow Analysis letter received.

REASON FOR DEFAULT: No payment default in the past year. Prior RFD is unknown.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XXXX as owner occupied. Current property condition is unknown.
431489005	2/1/2021	1/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact with the borrower was XX/XXXX calling in regards to a letter received. Minimal contact with the borrower as the loan has been current for 36 months.

REASON FOR DEFAULT: There was no reason for default provided.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No bankruptcy activity

PROPERTY: No property issues noted

431959011	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since XX/XXXX reinstatement with little borrower contact, hardship is not noted. Last contactXX/XXXX account inquiry, borrower declines to discuss account.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

418799696	2/16/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. No direct contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431958081	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower confirming the first due date for the Mod. The loan was a rolling 30-day delinquent until the Mod. The borrower requested assistance XX/XXXX and the Mod was completed with the first due date XX/XXXX.

REASON FOR DEFAULT: Borrower is on a fixed income with excessive obligations

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues

431957110	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX with borrower calling in to confirm the account status.

REASON FOR DEFAULT: XX/XXXX Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431957098	2/15/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower requests loss mit assistance, docs are being submitted. XX/XXXX A deferral is completed. Since the deferral the account has been kept current with no significant activity noted. Borrower has not been responsive. The most recent contact was on XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: XX/XXXX Reduction of income due to change of employment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959294	2/15/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in XX/XXXX. Borrower stated on XX/XXXX that he would make the payment at the branch and was advised that the payment would cover the XXXX payment and will still be pending for XXXX ; borrower stated that he was expecting funds and would be able to bring the loan current by the end of the month. Borrower was not interested in loss mit. RFD was due to curtailment of income. Borrower explained on XX/XXXX that he had been behind on his other accounts as well, including his car loan and that it was a temporary hardship which has been resolved. Demand notice was sent on XX/XXXX. Borrower was able to make 2 payments in XX/XXXX and 2 payments in XX/XXXX bringing the loan current. Escrow analysis statement was sent on XX/XXXX. NSFs were processed in XX/XXXX and XX/XXXX. Last contact was on XX/XXXX borrower requested to move the ACH draft date for XX/XXXX and was advised that date is not within the grace period. Loan is current.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

431957476	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower struggled to make the monthly payments in XXXX but was able to bring the loan current. RFD was due to excessive obligations. Borrower called for website assistance on XX/XXXX. Escrow analysis statement was sent on XX/XX/XXXX . Last contact was on XX/XXXX, borrower stated that he would fax in the new tax bill. Loan is current.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as non-owner occupied on XX/XXXX.

431293398	3/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Deferment offered to borrower in XX/XXXX and XX/XXXX but borrower reinstated in XX/XXXX with 3 payments. No other loss mit activity noted. Last contact on XX/XXXX, borrower called in about her escrow, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: XXXX disaster due to Oregon XXXX noted on XX/XXXX, start date of XX/XXXX, expiration date of XX/XXXX, no other details provided. No property issues noted.
431957457	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, The co-borrower called in because their bank was not recognizing the servicer as a payee and asked for assistance. No further record of contact with the borrower despite many attempts. The loan is current with consistent payments over the past 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959551	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in XX/XXXX; borrower had two 30-day delinquencies in the past three months, but declined payment assistance in XX/XXXX. Borrower had two more 30-day delinquencies, both reinstated the following month. Loan transferred servicing in XX/XXXX, and borrower set up auto-draft payments in XX/XXXX. No further contact; borrower has remained current since XX/XXXX.

REASON FOR DEFAULT: Excessive obligations, income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431957828	2/15/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on XX/XX/XXXX called in and discussed loan and payment increase, servicer advised payment increase due to MOD terms. Last contact XX/XXXX borrower called in requesting a payoff as they are going to sell home; payoff sent to borrower.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431341139	2/1/2021	1/19/2021	XXXX	XXXX			No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower stated they make payments via web site, borrower made payment on XX/XXXX. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431958684	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the non-obligor spouse called in and wanted to set up ACH payments. Said would have her daughter assist with the website setup. The borrower appears to be cooperative during noted conversations. The loan has remained current with regular on-time payments. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431497386	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower stated unable to make payment XX/XXXX; indicated illness and needed pump for property. Cure amount provided to borrowerXX/XXXX. Borrower advised of NSF paymentXX/XXXX. Borrower advisedXX/XXXX made payment; servicer requested bank statement. Borrower stated XX/XXXX had utility bills and death in family. Servicer discussed streamline Mod XX/XXXX; borrower declined offer. Servicer discussed Stip to ModXX/XXXX. Mod workout approvedXX/XXXX which was booked XX/XXXX. Borrower stated XX/XXXX had to get car fixed. Borrower statedXX/XXXX feel behind due to medical expenses. Borrower inquired about payment increaseXX/XXXX. Borrower inquired about refinanXX/XXXX XX/XXXX. Last contactXX/XXXX confirming payment.

REASON FOR DEFAULT: Borrower illness. Insufficient income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431957153	1/15/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, borrower wanted to verify the last payment date; servicer advised on XX/XXXX.

REASON FOR DEFAULT:  RFD as of XX/XXXX, unemployment. Unable to determine when borrower regained employment.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Second home per data tape.
431957470	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to confirm the XXXX incentive on the 6th year and confirmed when the ACH will draft. The loan was modified under XXXX but unable to confirm the date. The borrower appears to be cooperative during noted conversations. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431956986	2/1/2021	12/29/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a payment in XX/XXXX, then stopped paying; no contact with servicer. Loan was referred to foreclosure, but borrower reinstated in XX/XXXX. Loan transferred servicing in XX/XXXX; no phone contact with borrower, who usually pays online.

REASON FOR DEFAULT: Not provided

FORECLOSURE: ReferredXX/XXXX, borrower reinstated in XX/XXXX

BANKRUPTCY: Discharged, details not provided

PROPERTY: Owner occupied

430930207	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower contacted for updates, inquired if ACH paperwork was received, advised yes, borrower was not interested in paperless statement.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUES: Tax sale notice noted in XX/XXXX, sale date of XX/XXXX for unpaid taxes in XXXX, no other details provided regarding tax sale. Lien on property due to delinquent taxes in XXXX and XXXX, delinquent taxes paid as of XX/XXXX, property noted as no longer at risk. Current title report shows taxes are current.
431957570	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested assistance in XX/XXXX. Repayment plan approved. Borrower wanted modification but stated that they had yet to file their XXXX taxes and could not provide requested financial documentation. Last contact on XX/XXXX, borrower stated that they did not receive income that month and requested assistance but on XX/XXXX the servicer notes closing the quest due a withdrawal request.

REASON FOR DEFAULT:  RFD as of XX/XXXX, curtailment of income. RFD per notes on XX/XXXX, borrower's spouse had XXXX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431187527	2/15/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated loan in XX/XXXX with a payment of $XXXXXXX.XX covering theXX/XXXX throughXX/XXXX payments; source of funds unknown. Comments indicate no workout offered as borrower was not interested. Borrower called in on XX/XXXX to inquire about ID code on website and stated that he would make a payment at the end of the month. Borrower called to inform on XX/XXXX that he sent in a check for payment. Last contact was on XX/XXXX, borrower stated that his daughter would make the payment. Escrow advance notice was sent on XX/XXXX. ARM interest rate change notice was sent on XX/XXXX1.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE:  Loan was active in FC prior to reinstatement loan referred to FC XX/XXXX and canceledXX/XXXX

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959488	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since reinstatement of 3 payments XX/XXXX. There is no borrower contact last 3 years except for XX/XXXX, borrower stated he doesn't speak English and hung up.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431294622	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Mod by prior servicer noted on XX/XXXX, effective date of mod noted as XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, borrower completed welcome call with XXXX and scheduled a payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431294872	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Mod from prior servicer noted as of XX/XXXX, effective as of XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, borrower completed welcome call with XXXX and scheduled a payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: XXXX disaster noted on XX/XXXX due to South carolina Storms as of XX/XXXX, no other details provided. No property issues noted.
430562899	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years except for missed payment XX/XXXX, cured XX/XXXX, hardship is unspecified expenses. Borrower is in contact for phone payment, last contactXX/XXXX.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957844	2/1/2021	1/18/2021	XXXX	XXXX			No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower made a payment over the phone which postedXX/XXXX. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431293369	2/15/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Per comments on XX/XXXX, mod was completed in XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, co-borrower informed servicer that borrower was deceased and made payment, no other details provided. No information regarding death certificate or Successor in Interest noted.

REASON FOR DEFAULT: Too many expenses.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: BK7, filing date not provided, discharged as of XX/XXXX with reaffirmation , BK closed on XX/XXXX.

PROPERTY: No property issues noted.

430572209	1/29/2021	1/21/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX . the borrower received the stipulation to modification agreement and agreed to the plan. No further contact noted with the borrower despite numerous attempts. The loan was modified in XX/XXXX and has remained current since that time. The borrower appears to be cooperative. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to negative escrow account. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure until the modification was completed in XX/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
418943818	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in on XX/XXXX to inquire about either a short sale or DIL. Short sale review was initiated in XX/XXXX. Borrower stated on XX/XXXX that she would send in the documents needed for the review. Short sale review was denied on XX/XXXX due to application inactivity. Borrower called in on XX/XXXX to verify XXXX payment, also stated XXXX was affecting him and inquired about any assistance; borrower was advised can review to assist, no additional information. Borrower continues to make the monthly payments. Last contact was on XX/XXXX, borrower inquired about refinance and was advised servicer is not a financial institution.

REASON FOR DEFAULT: Borrower stated in XX/XXXX that XXXX was affecting him, however, appears to have the ability to make the monthly payments.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959585	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in regarding the payment increase and was advised it was due to escrow shortage from increase in taxes and insurance. the customer has expressed frustration in the past over not being able to use a debit card to make payments, but generally has been cooperative. The loan has remained current with regular on-time payments. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No indication that hardship is ongoing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
418742203	3/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. No borrower contact noted due to active BK.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Loan noted to be in BK13 at start of history.  BK13 dischargedXX/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.
431489349	2/1/2021	1/3/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. No contact with borrower noted in contact history. Escrow analysis statement was sent on XX/XX/XXXX .

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958755	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower hardship noted XX/XXXX due to death in family. Welcome call completed XX/XXXX. ACH payments confirmed XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Family death.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431957503	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX with only minor delinquency. Borrower called in on XX/XXXX stating that they are retired just wanted to know how to lower the payment. Demand letter was sent on XX/XXXX due to no payment received in XX/XXXX. 2 payments were received in XX/XXXX bringing the loan current. Borrower called in on XX/XXXX regarding the statement and stated that they have ACH and the statement keeps showing they are past due on the loan and was advised that it is due to the statement being sent out before the payment is drafted. Last contact was on XX/XX/XXXX , borrower inquired about the $XXXXees on the statements and was advised that the charges were from the XXXX inspection fees that have been waived and not charged to the borrower.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BK7, filing date XX/XX/XXXX 09, discharge date not available.

PROPERTY: No property issues found.

431497669	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrowers submitted an online XXXX notification on XX/XX/XXXX indicating they've been impacted by XXXX but have the ability to make the monthly payment. Step rate notification was sent on XX/XXXX. Borrower called in on XX/XXXX in regard to how the payments were applied and stated on XX/XX/XXXX that he wanted the payment on XX/XXXX iao $XXXX6 to be applied towards principal only and wanted the payment iao $XXXX3 for XX/XX/XXXX to be applied to the XXXX payment, not XXXX; corrections were completed. Last contact was on XX/XXXX, borrower called to check on payments and was advised that the corrections would be completed within 3 to 5 days.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: It appears that an insurance claim has been filed. Borrower called in XX/XXXX for check endorsement; call was transferred to the loss draft department. Claim information was not made available in the comments. Claim amount, date of loss, and cause of loss not available. No current details regarding damage or repairs provided.
431957245	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since 3x30 delinquency was cured XX/XXXX. Borrower was in contact throughout the delinquency, last contactXX/XXXX confirstion of ACH setup.

REASON FOR DEFAULT: Income curtailment from reduced work hours as a XXXX

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957989	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Welcome call completed XX/XXXX; borrower stated would submit for ACH. Last contact XX/XXXX borrower confirmed ACH draft date. XXXX incentive appliedXX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

430573092	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower completed a trial mod plan in late XXXX, and modification was completed in XX/XXXX. Borrower has since remained current. no contact again until borrower asked about an escrow shortage in XX/XXXX; shortage was because servicer had not completed an escrow analysis in XXXX due to the modification. No contact again until after loan transferred servicing, and borrower requested website assistance in XX/XXXX. Last contact was in XX/XXXX when borrower set the website password.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430020875	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Comments from XXXX-XX/XXXX are missing all collection activity. Borrower reinstated 12 payments XX/XXXX and has remained current except for 1x30 due to missed payment XX/XXXX at transfer, no hardship provided. Last contactXX/XXXXX welcome call.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431959087	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower struggled with 30-day delinquencies in XXXX, and requested assistance options in XX/XXXX, but didn't submit an application. No contact for several months due to a cease and desist on the account. Borrower called in XX/XXXX regarding a pending servicing transfer, completed in XX/XXXX. Borrower made a double payment to reinstate in XX/XXXX, and has since remained current. Borrower scheduled several future payments in XX/XXXX, then began having monthly phone contact with servicer when she would schedule a payment. In XXXX, borrower would schedule several payments every few months. Last contact was a promise to pay in XX/XXXX. Borrower has paid at the end of each month for the last two years, as she is paid once a month.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

430572683	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Prior servicer approved a trial mod plan in XX/XXXX. modification was completed in XX/XXXX. Borrower defaulted four months later, and had very little contact with prior servicer, who sent a pre-approved step rate modification in XX/XXXX. Borrower accepted, modification was completed in XX/XXXX. Borrower gave a promise to pay in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower asked about a payment increase in XX/XXXX; increase was due to an escrow shortage. Last contact was in XX/XXXX when borrower asked about the carrier for the LPI on the account.

REASON FOR DEFAULT: XXXXX/XXXX-loss of income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958906	2/15/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX with the hazard insurance premium being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
418743585	2/27/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on escrows. The final contact is on XX/XX/XXXX when borrower sets up an ez pay.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be other bills she has to pay.  Notes from XX/XXXX show that M2 is deceased and she only has one income in the house.  Unclear when M2 passed away.  Notes from XX/XXXX shows that the borrower is receiving unemployment income.  She also receives SSI and a pension income. Borrower was working on a modification but is denied per notes of XX/XXXX.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958879	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
418823368	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in XXXX. Borrower entered into a trial plan agreement in XX/XXXX, completed the plan and received approval for a mod effective XX/XXXX, modified balance $XXXXXXX.XXorrower called in on XX/XXXX to inquire about escrow; escrow start up packet was sent on XX/XXXX. Last contact was on XX/XXXX, borrower called to inform that she paid taxes and would pay the remaining balance on the 7th of XXXX. Loan is current.

REASON FOR DEFAULT: Divorce.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959178	3/1/2021	1/23/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was chronic 90+ delinquent prior to XX/XXXX modification. Borrower was unresponsive until foreclosure referral prompted request for loss mitigation XX/XXXX.Trial plan completed XX/XXXX - XX/XXXX and account remains current last 12 months, last contactXX/XXXX.

REASON FOR DEFAULT: Income curtailment, details not provided

FORECLOSURE: Referred to foreclosure XX/XXXX, canceled for loss mitigation prior to first legal action.

BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957712	2/15/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for assistance in XX/XXXX. Prior servicer approved a trial mod plan, and modification was completed in XX/XXXX. Borrower has since remained current. Loan transferred servicing in XX/XXXX; welcome call completed. Last contact was during a phone payment in XX/XXXX.

REASON FOR DEFAULT: Co-borrower( XXXX) passed away XX/XXXX. XXXX-excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957232	2/1/2021	1/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was 2x30 in XXXX, last reinstated XX/XXXX, hardship is not noted. Account is performing last 30 months with occasional contact for account inquiry or phone payment. Last contact XX/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/AANKRUPTCY: BK7 was discharged on unknown date, case information unknown.

PROPERTY: Property is owner occupied. No property issues noted.

431957839	2/1/2021	1/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Comments on XX/XX/XXXX indicate borrower has hazard claim checks and wanted to know what the process is for the claim, servicer transferred call to hazard claim department. ON XX/XXXX authorized 3rd party XXXX called in stating they are owner of property and has documents to prove but hazard claim department not acknowledging she is owner. Servicer advised she must get court paperwork and send in.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: On XX/XXXX borrower stating they have hazard claim checks and appears sent to claims department, amount of claim checks not noted.  Type of damage not noted and date of damage not noted. As ofXX/XXXX issue still outstanding. DOL is unknown.

431958134	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs and draft payments of the account. The final contact is on XX/XXXX when a check is returned account closed and borrower says that he will send another check in.

REASON FOR DEFAULT: No rfd found.

FORECLOSURE:  No foreclosure activity found.

BANKRUPTCY:  No bankruptcy activity found.

PROPERTY: No property issues found.

431959103	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower approved for and agreed to 4 month repayment plan on XX/XXXX. Borrower noted as not eligible for disaster payment assistance in XX/XXXX due to delinquent status at time of disaster declaration . No other loss mit activity noted. Last contact on XX/XXXX, borrower inquired about account information, was advised of payment options, borrower make partial payment to bring account current.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property is located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.
431498345	3/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower informed of repayment plan option on XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, authorized third party stated he just made a payment and requested UPB, was provided balance and advised payment that was just made had not posted yet.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

418346669	2/6/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Only noted contact with borrowerXX/XXXX requesting online access; borrower advised of lender-placed insurance on account. No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431293326	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower set up for repayment plan multiple times, most recently in XX/XXXX, noted on XX/XXXX plan was broken due to NSF. Borrower stated he would like to do a mod as of XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, borrower was advised that previous servicer can't withdraw from their account, no other details provided.

REASON FOR DEFAULT: Borrower unemployment and medical issues

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958461	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: XXXX incentives applied in XX/XXXX and in XX/XXXX. No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower asked about an interest rate change in XX/XXXX, and made monthly phone payments through the end of XXXX. Borrower then started paying through the IVR. Last contact was in XX/XXXX when borrower verified servicer had paid property taxes.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430562651	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XXXX, trial payments completed as of XX/XXXX, final mod approved as of XX/XXXX, signed mod docs received from borrower on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower spouse called to request transfer letter to verify borrower name for city taxes.

REASON FOR DEFAULT: Insufficient income.

FORECLOSURE: Appears loan XXXX be have been in active FC prior to start of contact history, date loan referred to FC not provided. FC was pending Judgment hearing to be scheduled at start of contact history. FC placed on hold for loss mit as of XX/XXXX, no other details provided. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XXXX.
431958234	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower starts a workout plan on XX/XXXX. Contact is limited to PTPs, draft payments and checking on escrows. The final contact is on XX/XXXX when the borrower calls to make sure the insurance was paid.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958355	2/15/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent in XX/XXXX, reinstated in XX/XXXX. RFD was rental property impacted by disaster, had $XXXX repairs and lost rental income. Mod was denied, only liquidation workout options. Notes aren't clear but appears rental property is subject property. Mailing address different from property address. Borrower had a couple of NSF payments in XXXX. No RFD XXptured. Loan has been current since XX/XXXX. Last contact XX/XXXX.

REASON FOR DEFAULT:  Income curtailment

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Non owner occupied. Property was in XXXX disaster area in 20XX/XXXX, suffered light damage, $XXXX total repairs to tile and drywall, not monitored repair. BPO in file dated XX/XXXX has no photos due to gated community.

431957683	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs and draft payments of the account. The final contact is on XX/XXXX when the borrower called to discuss the escrow shortage.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations.  Borrower enters a workout plan that same day and other notes suggest that she has a disability.  On XX/XXXX the rfd is a curtailment in income and another workout plan is started that day.   On XX/XXXX we find out that the borrower is on a fixed income.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958555	2/1/2021	1/5/2021	XXXX	XXXX			No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower. REASON FOR DEFAULT: No RFD given FORECLOSURE: No foreclosure issues found. BANKRUPTCY: No bankruptcy issues found. PROPERTY: No property issues found.
431957737	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in regarding a late payment fee on the billing statement, the ACH didn't draft so they had to call to make the payment by phone. The servicer waived the fee. The borrowers appear to be cooperative during noted conversations. The loan has remained current throughout the past 12 months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history notes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957813	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Comments begin XX/XXXX with borrower appealing mod denial, both borrowers not able to work as chef and nurse due to illness and injury. Appeal denied, borrower defaulted XX/XXXX and re-applied XX/XXXX, trial plan completed XXXX-XX/XXXX and mod finalized in XX/XXXX, no updated hardship is noted. Borrower has paid timely post-mod with no further contact since XX/XXXX ACH setup.

REASON FOR DEFAULT: Borrower unemployment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957629	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been cooperative with servicer with mainly inbound calls to make payment. Last contactXX/XXXX. XXXX mod incentive of $XXXX applied to principal XX/XXXX. Loan has been paid as agreed over the last year and is current.

REASON FOR DEFAULT: Unknown
FORECLOSURE: NA
BANKRUPTCY: NA
PROPERTY: Property is owner occupied with no damages noted
431956948	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact in the past 2 yrs with no significant activity noted. The most recent contact was on XX/XX/XXXX to update the mailing address.

REASON FOR DEFAULT: XX/XXXX death of a family member.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957958	4/1/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower and servicer in XXXX discussed workout options but borrower never sent in a workout packet. In early XXXX the workout discussion stopped. Last contact was on XX/XX/XXXX when borrower made a payment over the phone which postedXX/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958862	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account was chronic 30-delinquent from XX/XXXX through most recent reinstatement XX/XXXX. Borrower is unresponsive to calls throughout delinquency and refuses to discuss account when contacted. Last contact XX/XXXX to inquire about payment change.

REASON FOR DEFAULT: Not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

430572861	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX . the borrower called to discuss the maturity date on the account. The loan was modified in XX/XXXX. The borrower appears to be cooperative during noted conversations. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: The loan was in foreclosure until the modification was completed in XX/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy is unknown. No indication of damage or ongoing repairs.
431958232	2/15/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in XX/XXXX but it appears that the borrowers had just been approved for a trial mod. RFD is unknown. Co-borrower called in on XX/XXXX to set up the final trial payment. Loan was modified effective XX/XXXX, modified balance $XXXXXXX.XXorrowers fell behind on the loan again after failing to make the XX/XXXX and XX/XXXX payments but were able to bring the loan current in XX/XXXX. Step rate notification was sent in XX/XXXX. Last contact was on XX/XXXX, borrower stated that she would make the payment by the following Friday. Escrow analysis statement was sent on XX/XXXX.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

419988626	3/1/2021	1/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower requesting an escrow refund check to be reissued. There has been minimal contact with the borrower as the borrower has remained current for 35 months.

REASON FOR DEFAULT: The reason for default was not provided.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

430572083	2/1/2021	1/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX. the borrower called to advise would be making the payment late. The history shows the payment was paid before rolling past due. No further contact with the borrower since that time. The borrower appears to be cooperative. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to unemployment. No recent indication that hardship is ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The occupancy status is unknown. No indication of damage or ongoing repairs.
431959250	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower stated XX/XXXX had property problems; XXXX leaking in basement. Welcome call completed XX/XXXX; borrower stated interested in refinance. XXXX incentive appliedXX/XXXX andXX/XXXX. Last contactXX/XXXX to make payment.

REASON FOR DEFAULT: Property damage.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431958662	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , The co-borrower called in to set up a payment for the XXXX payment and also agreed to set up ACH. The borrower was paying on a repayment plan that began in XX/XXXX and ended in XX/XXXX when the plan was successfully completed. The borrower's are divorced and the co-borrower manages the account. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to divorce and prior to that due to unemployment. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431957165	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Only contact with borrower has been administrative. Loan has been current for 36 months.

REASON FOR DEFAULT: XX/XXXXurrent loan.

FORECLOSURE:  No FC activity.

BANKRUPTCY:  No BK activity.

PROPERTY:  Property is owner occupied.

431958853	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was modified XX/XXXX, hardship is not noted. Account is performing last 3 years with no borrower contact sinceXX/XXXX request for a due date change.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

418349379	1/27/2021	1/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to borrower illness; was in hospital. Last contact XX/XXXX to make ezpay change. No recent contact noted with borrower.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XXXX; no indication property was affected.
431958326	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, servicer confirmed that ACH payments were set-up again.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, loss of funds due to stock XXXXket.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Subject sustained structural damage in XX/XXXX.  Insurance claim funds in the amount of $XXXX01 received. repairs completed in XX/XXXX. Owner occupied per data tape.

431294611	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Mod from prior servicer noted on XX/XXXX, effective date of mod noted as XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, web chat with borrower, borrower was advised how to set up ACH with delay days for the 15th and of escrow balance.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431489921	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower called in to discuss letter regarding the hazard insurance needed by servicer, servicer advised need proof of insurance. Borrower sent inXX/XXXX.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957150	2/15/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, borrower wanted to confirm that ACH payment were set-up. Servicer advised yes.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, work is slow.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431957100	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XXXX with borrower requesting a VOM.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431957925	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower requested payoff quote in XX/XXXX. Borrower submitted a written request to add HomesXXXXt executives as 3rd party on the loan but request could not be completed due to missing last digit of SSN. Borrower expressed dissatisfaction on XX/XXXX indicating that the servicer does not help, he lost his job and receiving unemployment benefits; declined loss mit. Borrower stated on XX/XXXX that he was experiencing hardship due to extra expenses with medical bills due to spouse. Last contact was on XX/XXXX, borrower scheduled a payment for XX/XXXX1. Loan is current.

REASON FOR DEFAULT: Borrower unemployment, family illness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957511	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower calls on XX/XXXX to make a payment and PTP. Borrower enters a repayment plan on XX/XXXX.

REASON FOR DEFAULT:  No RFD given short of excessive obligations on XX/XXXX.  The rfd and final contact on XX/XXXX is that some home repairs got costly.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

419928598	2/15/2021	1/20/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, co-borrower stated they were not received their monthly statements, requested statements by mail and not paperless.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431490260	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower calls on XX/XXXX wanting to know if he can get some interest rate relief. Servicer goes through loss mit options. Borrower applies for loss mit assistance on XX/XXXX and the application show that the borrower has disability income although later notes show that the disability is short term. The loss mit has been going up until the request was withdrawn on XX/XXXX. The final contact is on XX/XX/XXXX when the borrower is advised of the remaining documents needed for the modification.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a disability.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431337009	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower and servicer discussed loan details, borrower declined phone payment and made the payment via web site on XX/XXXX.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

418349786	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on escrow accounts.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a curtailment in income.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431187467	2/1/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated loan in XX/XXXX with a payment of $XXXX86 covering the XX/XXXX through XX/XXXX payments; source of funds not known. Comments on XX/XXXX indicate a MOD was denied due to MOD balance would exceed borrower's ability to repay. Borrower was offered a short sale which they declined . Workout was first received by servicer XX/XXXX. This was the 3rd workout review by servicer since XX/XXXX. Borrower called in on XX/XXXX to inquire about a BPO that was completed the previous year, no additional details. Last contact was on XX/XXXX, borrower called to schedule a payment. Escrow analysis statement was sent on XX/XXXX. No further details.

REASON FOR DEFAULT: Unemployment

FORECLOSURE:   Loan was active in FC prior to reinstatement, servicer was seeking judgment when FC canceled on XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431488673	1/25/2021	1/23/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. BK attorney called in on XX/XXXX to inquire about mod, was also advised of XXXX. Loss mit review was initiated in XX/XXXX. Borrower was approved for a 3 month stip to mod in effective XX/XXXX. Borrower completed the trial plan in XX/XXXX and received approval for a step rate mod effective XX/XXXX. Last contact was on XX/XXXX, borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Borrower called in on XX/XX/XXXX  stating that RFD was due to loss of income and was still dealing with the hardship.

FORECLOSURE:  It appears that the loan has been referred to FC, referral date not available. FC file was closed in XX/XXXX due to modification.

BANKRUPTCY:  It appears that the borrower filed BK13 sometime in XXXX. BK was converted to a chapter 7 on XX/XXXX and discharged on XX/XX/XXXX  without reaffirmation . BK file was closed on XX/XX/XXXX .

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

430197752	2/1/2021	1/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal recent contact is recorded. XX/XXXX borrower wants to know if they can put the loan in someone else's name. The most recent contact was on XX/XXXX to discuss a payment increase.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: XX/XXXX Borrower reports property has roof damage.  No further notes regarding the damages or repairs were found. DOL is unknown.

431293563	2/26/2021	1/21/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Multiple prior mods noted, most recent mod noted as completed on XX/XXXX. Borrower was approved for multiple repayment plans, failed to complete repayment plans, most recent approval in XX/XXXX. Borrower reviewed for loss mit in XX/XXXX, approved for repayment plan on XX/XXXX, cancelled on XX/XXXX due to failure to make payments. Borrower advised to submit mod application as of XX/XXXX, borrower stated he mailed loss mit review package as of XX/XXXX, was advised not yet received, no other details provided. Loan reinstated on XX/XXXX. No other loss mit activity noted. Fraud on borrower checking account noted on XX/XXXX, no other details provided. Last contact on XX/XXXX, borrower called to set up ACH.

REASON FOR DEFAULT: medical expenses and borrower illness.

FORECLOSURE: Loan referred to FC on XX/XXXX, FC placed on hold for loss mit review as of XX/XXXX, FC hold lifted as of XX/XXXX, reinstatement funds received as of XX/XXXX, FC closed as of XX/XXXX, motion to dismiss FC filed as of XX/XXXX, motion granted as of XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
418743506	2/7/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payment and checking on escrow accounts. Final contact is on XX/XXXX.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431350205	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no contact except for XX/XXXX welcome call.

REASON FOR DEFAULT: Unknown
FORECLOSURE: NA
BANKRUPTCY: NA
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957071	3/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower completed an informal repay plan after returning to work XX/XXXX. Account is performing since reinstatement in XX/XXXX with little ongoing contact. Last contact XX/XXXX late fee inquiry.

REASON FOR DEFAULT: Temporary unemployment in XXXX

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

430571111	2/1/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	AK	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX . the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The loan has remained current but is in an active chapter 13 bankruptcy. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes reflect an active chapter 13 bankruptcy. Unable to confirm case number or dates but the plan appears to be current and actively monitored.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431489240	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Comments on XX/XXXX indicate an incomplete workout packet was received, borrower never returned servicer's called and on XX/XXXX servicer sent a missing information letter to borrower. As ofXX/XXXX appears issues still open with no borrower contact and servicer sending the missing information letter.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957760	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Comments indicate the borrower experienced income curtailment in XXXX and loan was briefly delinquent. The loan has been paid as agreed over the last year and is current. The borrower has been cooperative with the servicer with last contactXX/XXXX regarding his insurance carrier.

REASON FOR DEFAULT: Unknown
FORECLOSURE: NA
BANKRUPTCY: NA
PROPERTY:  Property is owner occupied with no damages noted

431957043	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower verifying information on their monthly statement.

REASON FOR DEFAULT: The reason for default was not notated.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

430573558	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer until borrower made a lump sum reinstatement in XX/XXXX. Borrower disputed the escrow amount in XX/XXXX, and accepted a pre-approved modification in XX/XXXX. No contact again until borrower asked about a refinance in XX/XXXX. Last contact was in XX/XXXX when borrower requested website assistance.

REASON FOR DEFAULT: XXXX-Not provided. XXXX-income curtailment, divorce

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

418685522	1/22/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower hardship noted XX/XXXX; illness in hospital and unaware of delinquent payment. No recent contact noted.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
418685089	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact is on XX/XXXX when the borrower called asking for a fixed rate and was told that he would need to refinance.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959461	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Appears loan XXXX be have been reviewed for deferral prior to start of contact history. Released from deferral hold on XX/XXXX, no other details provided. Authorized third party inquired about assuming loan as of XX/XXXX, was advised loan was not assumable. Last contact on XX/XXXX, borrower called about insurance name.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431293517	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower stated payment was sent to servicer on XX/XXXX via mail.

REASON FOR DEFAULT: Didn't receive an invoice.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958120	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower due to active BK. Welcome call completed XX/XXXX. Borrower inquired about credit reporting XX/XXXX. Borrower inquired about property inspection photos XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: BK13 filed XX/XXXX; discharged XX/XXXX.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XXXX; no indication property was affected.
431956960	1/15/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the co-borrower called to make a payment over the phone. The borrower has been in regular contact with the servicer and often makes payments over the phone. The borrower is cooperative. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted inXX/XXXX was due to curtailment of income. The hardship did not impact borrower performance and no indication that hardship is ongoing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431487892	2/1/2021	1/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower is approved for a trial mod but that the borrower does not want it at this time. On XX/XXXX borrower accepts the trial mod and loan is reinstated in XXXX XXXX via a new modification. Final contact is on XX/XXXX when the borrower calls for some tax information.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD a payment increase and not enough income.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

418347573	2/28/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower stated she did not receive statement, advised it was mailed on XX/XXXX, borrower indicated she would mail payment before end of grace period.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958554	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to draft payments, PTPs and checking on escrow accounts. The final contact is on XX/XXXX.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes from XX/XXXX show that the borrower was discharged from chapter 7 bankruptcy, but no supporting information was supplied.

PROPERTY: No property issues found.

430196264	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX, borrower called in to discuss insurance. REASON FOR DEFAULT: Unknown FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431317351	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about an escrow shortage in XX/XXXX, and authorized her son on the account in XX/XXXX; borrower reinstated that month. No contact again until XX/XXXX, when borrower was unaware of the delinquency. She accepted a streamline trial mod plan, and modification was completed in XX/XXXX. Borrower set up auto-draft payments in XX/XXXX. No contact again until XX/XXXX, when payment increased due to an escrow shortage; servicer agreed to spread she shortage. Loan transferred servicing in XX/XXXX; welcome call completed.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed XX/XXXX, chapter unknown, discharged XX/XX/XXXX 12.

PROPERTY: Owner occupied

430562854	2/1/2021	1/15/2021	XXXX	XXXX	Yes	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower is deceased on unknown date. There is occasional contact with third party administrator throughout XXXX delinquency for payment arrangements, brief reference to furnace repairs as hardship. Account is current since reinstatement XX/XXXX. Borrower indicated that hours were reduced in last contact XX/XXXX but declined assistance.

REASON FOR DEFAULT: Borrower death, home repairs

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Occupancy is not verified since death of borrower. No property issues noted.

431958377	2/1/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that the borrower is self employed and went over the escrow shortages with the servicer. The final contact is on XX/XXXX when the borrower calls to make a payments and a PTP for XXXX.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a slow down at work.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431498261	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower called needing website assistance.

REASON FOR DEFAULT: No payment default.

FORECLOSURE: No recent FC activity noted.

BANKRUPTCY: No recent BK activity noted.

PROPERTY: Property occupancy was not provided in comments. Current property condition is unknown.
431957674	2/1/2021	1/5/2021	XXXX	XXXX	Yes	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show the RFD to be a family emergency. On XX/XXXX the rfd was medical expenses. Her daughter is now helping make the payments. The additional payment on XX/XXXX was a XXXX incentive.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a family emergency.  On XX/XXXX the rfd was medical expenses.  Her daughter is now helping make the payments.  On XX/XXXX the rfd is that the borrower is deceased and the daughter is no living in the home.  Servicer asks for a copy of the death certificate.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

418742668	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was in active BK when history began in XXXX. Borrower called in on XX/XXXX stating that he made the payment on the 2nd Wednesday of XXXX and dated the check for XX/XX/XXXX and had to place a stop pay because the check was still not cashed and no one knew where the check went and wanted to set up ACH. Borrower was advised to contact the BK attorney because this was trustee pay loan, borrower stated that he had been released from the BK. BK was discharged in XX/XXXX. Assistance package was sent on XX/XXXX. Last contact was on XX/XXXX, co-borrower called in on XX/XXXX that they did not need assistance and requested for the workout review to be closed. application withdrawal was completed on XX/XXXX. Escrow advance notice was sent on XX/XXXX.

REASON FOR DEFAULT: None, borrowers have been current on the loan since history began in XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BK13 has been filed, filing date not available, case was discharged on XX/XX/XXXX .

PROPERTY: No property issues found.

430219306	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower is making arrangements to bring the account current. XX/XXXX Borrower reports they have been impacted by XXXX, but can continue to make payments. Borrower has been cooperative. The most recent contact was on XX/XXXX to check on the status of a payment.

REASON FOR DEFAULT: XX/XXXX medical expenses.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959479	2/1/2021	1/29/2021	XXXX	XXXX			No	XXXX	XXXX	CA	XXXX	Reinstatement 1	#VALUE!
431957331	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current since XX/XXXX. Only contact with borrower has been administrative or to make a phone payment. Last contactXX/XXXX.

REASON FOR DEFAULT:   Unknown

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied. Property is located in XXXX declared  disaster area, XX XXXXsXX/XXXX. No indication property has been impacted.

431345879	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Several notes are recorded regarding the returned payment in XX/XXXX, no RFD is provided. Borrower has been cooperative. The most recent contact was on XX/XXXX with LPI being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431957892	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower called about late charge assessed from prior servicer on in XX/XXXX and requested a payment history. There was also a VOM being completed per servicer comments on XX/XXXX. It is possible the borrower is refinancing the loan. Unable to confirm.

REASON FOR DEFAULT: No recent payment default. RFD was last noted on XX/XXXX as excessive obligations.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was noted on XX/XXXX as owner occupied. Current property condition is unknown.

418743017	1/26/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower made a phone payment. No recent attempt to contact borrower.

REASON FOR DEFAULT: No payment default.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy status was not provided in comments.  Current property condition is unknown.

431957792	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years, last contact XX/XXXX escrow inquiry.

REASON FOR DEFAULT: Unknown
FORECLOSURE: NA
BANKRUPTCY: NA
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958751	2/1/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower hardship noted XX/XXXX limited income due to death in family. Borrower stated XX/XXXX had hours cut at work. Welcome call completed XX/XXXX. Borrower statedXX/XXXX would obtain insurance. Borrower inquired about escrow overage check XX/XXXX. Recent contact to make payment; last contactXX/XXXX.

REASON FOR DEFAULT: Family death.  Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431957805	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower cures occasional 30-day delinquencies with little contact. No hardship was provided until XX/XXXX contact when borrower advised 3 recent NSFs were due to hospitalization. Promise was kept to cure by end of month, loan is current last 12 months with no further contact since XX/XXXX inquiry about change of ACH withdrawal date.

REASON FOR DEFAULT: Borrower illness

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

430573598	3/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for payment assistance in XX/XXXX. No contact with borrower. Loan was in a workout status through loan transfer to new servicer in XX/XXXX. Borrower was told to re-apply for assistance, but servicer sent a pre-approved mod offer in XX/XXXX; modification was completed in XX/XXXX. Borrower verified the due date in XX/XXXX. Last contact was a payment reminder in XX/XXXX. Loan transferred servicing again in XX/XXXX.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431957047	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the servicer contacting the borrower for XX/XXXX payment, the borrower paid. The borrower was offered Assistance numerous times to pay earlier in the month but has refused.

REASON FOR DEFAULT: The reason for default was not indicated in the comments.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431958629	3/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: No recent borrower contact. Last borrower contact XX/XXXX when borrower made a phone payment.

REASON FOR DEFAULT: No payment default.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.
431489341	2/14/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers have been current on the loan since history began in XXXX. No significant notes on the loan. Borrower called in on XX/XXXX to schedule a payment and stated that he and the c-borrower went on vaXXtion and sent the payment on the 20th. Last contact was on XX/XX/XXXX , borrower called in to inquire about the letter he received stating that his loan has changed and was advised of the new note holder, no further details. Escrow analysis statement was sent on XX/XX/XXXX .

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958598	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted. Borrower hardship noted XX/XXXX due to illness of principal mortgagor; was in hospital. Hardship continued due to different medical surgeries and medical expenses. Borrower stated XX/XXXX very ill. Servicer provided information about XXXX XX/XXXX. Borrower stated XX/XXXX living on fixed income. Borrower sated XX/XXXX in hospital. Workout options discussedXX/XXXX. Borrower inquired about trial FBXX/XXXX. Mod workout offered XX/XXXX which was booked XX/XXXX. Last contact XX/XXXX servicer confirmed ACH start date.

REASON FOR DEFAULT: Borrower illness. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. XXXX disaster area noted XX/XXXX.
431957250	2/15/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower disputed the due date in XX/XXXX after a recent bankruptcy discharge, and declined assistance. She made two months of double payments to reinstate the account, and has since remained current. Loan transferred servicing in XX/XXXX. Borrower gave promises to pay through XX/XXXX. Borrower set up auto-draft payments in XX/XXXX, but changed the bank account information the following month. Last contact was in XX/XXXX when borrower changed the payment withdrawal date.

REASON FOR DEFAULT: Self employed, income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed XX/XXXX, chapter 13, discharged XX/XXXX17.

PROPERTY: Owner occupied
431957702	2/15/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower set up auto-draft payments online in XX/XXXX. No phone contact since loan transfer.

REASON FOR DEFAULT: XXXX-Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957726	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made promises to pay with the prior servicer through XX/XXXX, then no further contact. Borrower had a 30-day delinquency in late XXXX that was reinstated the following month. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower requested a copy of a prior modification in XX/XXXX, and requested a website password reset in XX/XXXX. Last contact was in XX/XXXX when borrower confirmed an online payment.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959453	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Possible XXXX mod completed prior to start of contact history per comments on XX/XXXX. No loss mit activity noted. Last contact on XX/XXXX, borrower inquired why she was issued refund check and confirm banking information, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property was designated part of disaster are by XXXX for XXXX on XX/XXXX. No property issues noted.
431958208	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in on XX/XXXX stating that she needed to make a payment because her bill pay did not go through for some reason. Escrow shortage was discussed in XX/XXXX. Last contact was on XX/XXXX stating that she just made the payment.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BK7 as noted in XXXX. BK details not provided.

PROPERTY: No property issues found.

418941498	3/4/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. No significant notes on the loan. Welcome call was completed on XX/XXXX; borrower stated that she would mail in the payment because payment could not be processed at that time as loan had just transferred. Borrower called in on XX/XXXX informing that she paid the taxes. Last contact was on XX/XXXX, borrower stated that she had a receipt for property tax and was advised to fax the receipt to the property tax department.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431341476	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower (XXXX) said her name should be listed as the primary on the account; prior servicer switched the names. Borrowers were XXXXarated, and borrower wanted his name removed from the account; prior servicer response unknown. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower (XXXX) made a phone payment in XX/XXXX, and asked about making a curtailment via the website.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959429	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower called to request insurance information.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Appears loan was in midst of BK7 prior to start of contact history, BK filing date and case number not provided, amended proof of claim (POC) referred to attorney on XX/XXXX, amended POC filed on XX/XXXX, relief granted on XX/XXXX. However, per comments on XX/XXXX, BK noted as not dismissed, discharged or closed with pending review in a month. No other details provided.

PROPERTY: No property issues noted.

431339919	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing, last contact XX/XXXX request for duplicate statement.

REASON FOR DEFAULT:

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431382672	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account was 2x30 in XXXX with no borrower contact, hardship unknown. Borrower has paid timely since most recent reinstatement XX/XXXX, last contact XX/XXXX to confirm maturity date.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. Claim pending XX/XXXX for storm damage iao $XXXX49, X% inspection completed and final draw disbursed XX/XXXX.
430572858	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX . The authorized third party, XXXX called to advise she was sending in the death certificate. The death certificate is for the primary borrower, the co-borrower is also deceased. The notes are not clear about the intent with the property. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD is due to both borrowers being deceased.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The current occupancy is unknown now that the borrowers are deceased. No indication of damage or ongoing repairs.
431958465	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Prior servicer completed a modification in XX/XXXX, loan has since remained current. Borrower made a promise to pay in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower verified payment receipt in XX/XXXX, and began paying through the IVR. Borrower set up auto-draft payments in XX/XXXX, and changed the draft date on a single payment in XX/XXXX; no further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431489492	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: Mod review was in process when history began in XXXX. Co-borrower stated on XX/XXXX that she and the primary borrower are divorced and she was awarded the property. Mod was finalized in XX/XXXX, effective with the XX/XXXX payment, modified balance $XXXXXXX.XXo-borrower called in XX/XXXX indicating that the insurance company (appears to be LPI) informed her the insurance had not been paid and was advised that the disbursement had been made. It appears that the co-borrower obtained her own property insurance in XX/XXXX and inquired about what she needed to send and was advised to send in the declaration page. Last contact was on XX/XXXX, co-borrower scheduled a payment.

REASON FOR DEFAULT: Divorce.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Co-borrower stated on XX/XX/XXXX  that she filed an insurance claim because a tree fell in the house (COL). Co-borrower was advised on XX/XX/XXXX  that the claim check would be endorsed and returned. No additional details regarding the claim; claim amount and date of loss were not discussed. No details regarding repairs provided. DOL is unknown.

419149495	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current for 36 months. Borrower pays after the late charge date so there are many attempts to contact the borrower. Only contact has been administrative. Last contactXX/XXXX.

REASON FOR DEFAULT: XX/XXXXurrent loan

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

430562364	2/1/2021	1/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Account was paid ahead at BK dismissal XX/XXXX, and funds delayed after a new BK filing until after BK confirstion due to trustee pays all. Account has remained contractually current since borrower reinstated XX/XXXX after second BK dismissal, with no ongoing contact since XX/XXXX ACH setup.

REASON FOR DEFAULT: Income curtailment, details not provided

FORECLOSURE: N/AANKRUPTCY: BK13 filed on unknown date was dismissed XX/XXXX. BK13 filedXX/XXXX, confirmedXX/XXXX/XXXX, case dismissedXX/XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

431958590	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Servicer notes at start of history review for Step Mod workout; approved XX/XXXX. Mod workout was bookedXX/XXXX. Welcome call completed XX/XXXX. Borrower stated XX/XXXX on fixed disability income. Borrower escalated call XX/XXXX due to monthly statement; late fees being applied. Borrower again statedXX/XXXX struggling to make payment on fixed income. Borrower confirmed receipt of workout financialsXX/XXXX. Servicer confirmed receipt of financials XX/XXXX, however incomplete. No indication borrower submitted full workout financials; workout closed XX/XXXX. Borrower inquired about payment increaseXX/XXXX. Last contact XX/XXXX borrower sated wanting to leave home to children.

REASON FOR DEFAULT: Borrower illness. Curtailment of income.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided.  FC action closXX/XXXXdXX/XXXX due to Mod workout completed.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied.  XXXX disaster area noted XX/XXXX and XX/XXXX; no indication property was affected.  Borrower stated XX/XXXX home needs work;  no further details provided.  No claims noted.

431489542	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: No contact loan has been current. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
430448421	2/15/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was notified of an escrow payment change in XX/XXXX. Infrequent contact, borrower had excessive obligations. Last contact with prior servicer was in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower declined auto-draft payments in XX/XXXX, and asked why the payment amount changed in XX/XXXX; change was due to an escrow analysis. Last contact was a payment verifiXXtion in XX/XXXX after borrower had an NSF payment.

REASON FOR DEFAULT: XXXX-Excessive obligations, car repairs, borrower illness. XXXX-replaced XXXX heater

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957228	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated 6 payments XX/XXXX to cure foreclosure; a loss mitigation review was in process but source of funds is not noted. Account remains current post-cure with no further contact sinceXX/XXXX phone payment.

REASON FOR DEFAULT: Income curtailment for self-employed shuttle business due to XXXX competition.

FORECLOSURE: Referred foreclosure XX/XXXX, NOD filed XX/XXXX, reinstated XX/XXXX.

BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957679	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower calls on XX/XXXX to go over programs with the new servicer. The last contact is on XX/XXXX and the borrower said he would make an online payment.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431489774	2/1/2021	1/3/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower. Borrower stated XX/XXXX impacted by government shutdown. Last contact XX/XXXX borrower inquired about different unit; advised to go to county.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431488929	2/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contactXX/XXXX borrower and servicer discussed lender placed hazard insurance, borrower stated they would keep for now; nothing further discussed.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: BK 13 filed XX/XXXX14 and dischargedXX/XXXX.

PROPERTY: NA

431959591	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, outbound call to the borrower regarding the payment due. The borrower said a payment was already mailed. The borrower appears to be cooperative during noted conversations. The loan is current with regular on-time payments over the past 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of ongoing hardship..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431489102	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Two contacts found in comments with the first on XX/XXXX wanting to know about the ACH and the second on XX/XXXX with the servicer telling the borrower about the step rate increase.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958791	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower called to get account number.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431957397	2/1/2021	1/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Payment dispute.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431958421	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX, borrower called in to verify auto pay was set up servicer advised yes payments are made on 15th of month.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
430930156	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower making a payment. The borrower was in a Mod Trial with the first of three payments beginning in XX/XXXX. The borrower was in foreclosure prior to the Mod Assistance due to family illness. The borrower was again delinquent with the borrower having jaw surgery and was not able to work for awhile. The borrower paid 5 payments to reinstate the loan in XX/XXXX.

REASON FOR DEFAULT: The most recent RFD was illness of borrower. The prior reason for default was illness of family member.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431957277	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower set up auto-draft payments in XX/XXXX. Only other contact was in XX/XXXX when borrower changed the draft date for future payments.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959260	2/15/2021	1/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower while at prior servicer. Borrower made a lump sum payment in XX/XXXX, and a double sum payment in XX/XXXX reinstated the account. Borrower has since remained current. Loan transferred servicing in XX/XXXX; welcome call was completed. Sporadic contact since then, borrower would always give a promise to pay via the website. Last contact was in XX/XXXX, borrower gave a promise to pay online.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431345549	3/1/2021	1/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact recorded during the review period was in XX/XXXX, the borrower calls in to discuss a billing statement.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: History indicates the borrower was previously discharged from BK (no datXX/XXXX s provided).

PROPERTY: No property issues found.

431350000	2/1/2021	1/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, outbound call to the borrower regarding the payment due, the borrower said they thought they were set up on ACH and agreed to make the payment online that day. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959360	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower called in to discuss loan details nothing further discussed.

REASON FOR DEFAULT: Unknown

FORECLOSURE: NA

BANKRUPTCY: BK 13 filed XX/XXXX  and discharged XX/XXXX.

PROPERTY: NA

430930247	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower offered deferment in XX/XXXX, borrower declined as of XX/XXXX. Possible fraud on borrower's checking account noted in XX/XXXX, possible reason for bounced payments, borrower opened new account as of XX/XXXX, no other details provided. Borrower offered 3 month deferment in XX/XXXX, borrower accepted and returned signed agreement as of XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, spouse received letter regarding escrow shortage, was advised of amount and payment options, stated he would need to discuss ACH option with borrower.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: XXXX leak and furnace leak noted in XX/XXXX, borrower inquired about getting assistance from insurance, was directed to loss draft department, no other details provided. No other property issues noted. DOL is unknown.
431958498	2/15/2021	1/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, The borrower called in wanting their number removed and requested paperless statements. The removal left no contact numbers on the account. No further contact recorded with the borrower. The loan has remained current for the past 12 months and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history notes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957172	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was rolling 30 days delinquent in XXXXX/XXXX. RFD was borrower illness and gov't shutdown in XX/XXXX. Regular payments but slow. In XX/XXXX RFD borrower was hospitalized. Began workout but borrower passed away XX/XXXX due to XXXX Pneumonia. Surviving obligated spouse hasn't provided all required financial documentation. Last contact noted on XX/XXXX but payments are being made on time, loan is current.

REASON FOR DEFAULT:  Borrower death preceded by illness

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied.

431957639	2/1/2021	1/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in XX/XXXX to schedule a payment. Last contact was in XX/XXXX, borrower called to schedule a payment and stated that she tried to log into the website but was not able to. Escrow analysis statement was sent on XX/XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Borrower filed BK7 in XX/XXXX, case was discharged in XX/XXXX. reaffirmation  was filed on XX/XX/XXXX , unknown if debt has been reaffirmed. Last update on reaffirmation  was on XX/XXXX noting reaffirmation  under review.

PROPERTY: No property issues found.

431341294	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior or current servicer. Loan transferred servicing in XX/XXXX. Borrower made an IVR payment in XX/XXXX, and a website payment in XX/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957774	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Very limited contact with borrower with last contact XX/XXXX regarding payment. Loan has been paid as agreed over the last year and is current.

REASON FOR DEFAULT: XX/XXXXORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted.
431958217	2/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Co-borrower called in on XX/XXXX to schedule a payment; borrowers regularly makes their payments at the end of the month. Borrowers missed the XX/XXXX due to curtailment of income. Last contact was on XX/XXXX, borrower called to schedule a payment and stated that he lost his wife the week before. Borrower was offered a 6 month repayment plan; stated that he needed to speak with his daughter first.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Discharged BK noted in XXXX. BK details not provided.

PROPERTY: No property issues found.

431957807	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years except for missed payment XX/XXXX that was cured XX/XXXX, no hardship is noted. There is no contact except for XX/XXXX welcome call and XX/XXXX ACH inquiry.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

418742964	2/22/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Step rate notification was sent on XX/XX/XXXX . No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959257	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower indicated hardshipXX/XXXX due to excessive obligations. Borrower statedXX/XXXX waiting for direct deposit. Borrower statedXX/XXXX interested in repayment plan. Curtailment of income noted XX/XXXX . Welcome call completed XX/XXXX. Borrower inquired about escrow noticeXX/XXXX. Borrower statedXX/XXXX lost time at work; on reduced income. Deferral offered XX/XXXX; which was booked XX/XXXX. Last contactXX/XXXX borrower requested payoff.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  XXXX disaster area noted XX/XXXX; no indication property was affected.

431338227	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no contact except for XX/XXXX welcome call.

REASON FOR DEFAULT: Unknown
FORECLOSURE: NA
BANKRUPTCY: NA
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431489925	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact with the borrower was on XX/XXXX when he made the introductory call with the new servicer.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957105	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Account is in FC and the borrower is trying for a short sale. Borrower reinstates the account in XX/XXXX without assistance. The most recent contact was on XX/XXXX with borrower making payment arrangements.

REASON FOR DEFAULT: None provided.

FORECLOSURE: Account is in FC when the history starts in XX/XXXX (filing date not provided).XX/XXXX Notes reference litigation. XX/XXXX Account is reinstated.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430571891	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX . the borrower called into question an escrow refund she received. The borrower was upset because the representative couldn't tell her if she would be short later in the year. No further contact with the borrower since that time. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958395	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contacts are limited to PTPs, draft payments and checking on escrows. The final contact is on XX/XXXX when the borrower could not make an online payment due to techniXXl difficulties.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be that the borrower is in the hospital with a sick family member.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957652	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower was advised on XX/XXXX that the XXXX payment was returned due to NSF. 3 payments were applied in XXXX bringing the loan current. Borrower stated in XX/XXXX that she was approved for a full tax exemption. Last contact was in XX/XXXX, borrower requested pay history for the last 6 months.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Notes indicate loan is a discharged BK. BK information not available.

PROPERTY: No property issues found.

TITLE ISSUES: Borrower stated in XX/XXXX that there are 3 liens with XXXX, no additional details provided. Liens are not reflected on current title report.

431958415	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: When comments begin in XX/XXXX servicer had approved a trial FB plan for 3 payments; plan was kept. Loan was modified in XX/XXXX only details note are, principal $XXXXXXX.XX, interest ratX% and due date rolled from XX/XXXX to XX/XXXX. Unable to determine if borrower financially qualified for MOD. Last contactXX/XXXX borrower set up auto pay on the loan.

REASON FOR DEFAULT: Income reduction

FORECLOSURE:  Comments indicate there was an active FC which was dismissedXX/XXXX, unable to determine further details.

BANKRUPTCY: NA

PROPERTY: NA
431957238	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with little contact. Last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: Unknown
FORECLOSURE: NA
BANKRUPTCY: NA
PROPERTY: Property is owner occupied. No property issues noted.

431958000	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to curtailment of income. Borrower stated unaware payment had increased. Borrower illness. Welcome call completed XX/XXXX. Borrower statedXX/XXXX did not have funds for payment. Borrower advised of interest rate change XX/XXXX. Borrower illness again noted XX/XXXX . Borrower discussed ACHXX/XXXX. Borrower advised XX/XXXX didn't have funds.

REASON FOR DEFAULT: Curtailment of income. Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431345892	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was paid an MI refund in XX/XXXX; no contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made a phone payment in XX/XXXX, and stated she would set up auto-draft payments the following year. Borrower made an IVR payment in XX/XXXX.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959271	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Prior servicer completed a modification in XX/XXXX, and applied suspense payments in XX/XXXX; borrower was in active BK at the time, but the case discharged in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower requested a VOM in XX/XXXX, as well as a pay history. Only other contact was a promise to pay in XX/XXXX. Borrower has remained current since modification.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed XX/XX/XXXX 12, chapter 13, discharged XX/XXXX.

PROPERTY: Owner occupied
431345328	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower was shopping for new hazard insurance and would inform servicer once received. Nothing further discussed.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958075	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current since XX/XXXX. Only contact with borrower has been administrative. Last contact was XX/XXXX regarding the loss draft mentioned in the property section.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  No FC activity

BANKRUPTCY:  Letter in file states this loan included in a discharged BK7 filed XX/XX/XXXX 9 . Discharge date unknown.

PROPERTY:  Owner occupied. Loss draft datedXX/XXXX for $XXXXXXX.XX received by servicer. No other information found about the damage or the claim. BPO in file dated XX/XXXX shows no damage or sign of ongoing repair. Also, property is located in XXXX declared  disaster area, XX XXXXs XX/XXXX. No indication property was impacted.

431958616	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Skip trace efforts noted XX/XXXX. Borrower hardship noted XX/XXXX due to curtailment of income; husbands payments being on hold. Further details noted XX/XXXX husbands work is slow. Borrower statedXX/XXXX waiting on checks; 3rd party has been ill. Last contactXX/XXXX.

REASON FOR DEFAULT: Curtailment of income. Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied.  Borrower indicatedXX/XXXX had hazard insurance claim check; no further details provided.

431957519	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact with the borrower is limited to PTPs, draft payments and checking on escrows after the bankruptcy is discharged. The final contact is on XX/XXXX when the borrower called to get insurance information.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Borrower filed for Chapter 13 bankruptcy protection in XXXX and was dismissed on XX/XXXX.

PROPERTY: No property issues found.

419149891	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower requested assistance with setting up ACH on website.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
430561799	2/1/2021	1/7/2021	XXXX	XXXX	Yes	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower spouse is noted as authorized third party, unable to confirm if SII paperwork was completed. There is little contact with her last 3 years, no explanation noted for chronic delinquency from XXXX 2-18 until cured in XX/XXXX. Last contact XX/XXXX to confirm receipt of monogram payment.

REASON FOR DEFAULT: Borrower is deceased prior to XX/XXXX, XXXX RFD is unknown.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431959220	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact. XX/XXXX Borrower reports they have been impacted by XXXX and wild XXXX, notes show a repayment plan is sent, but no notes were found showing the plan was implemented. The most recent contact was on XX/XX/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430930172	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower inquiring about their payment increase. The borrower was temporarily unemployed XX/XXXX due to XXXX but was able to maintain the payments without any Assistance.

REASON FOR DEFAULT: The most recent RFD was illness of borrower. The prior reason for default was illness of family member.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: The property suffered roof damage and XXXX damage from tree debris in a XXXX XX/XXXX. Insurance claim filed with no confirstion of repairs being completed. DOL is unknown.
431958704	2/15/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Workout plan starts on XX/XXXX. The final contact is on XX/XXXX and the servicer tells the borrower that the account is current.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be an illness with the borrower and a curtailment in income. Other notes show that the borrowers are retired.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958605	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted. Majority of contact with borrower to schedule payments. Borrower hardship noted XX/XXXX due to excessive obligations; helping dad financially. Borrower noted to be on fixed retirement income. Servicer confirmed receipt of borrower financialsXX/XXXX, however incomplete. Borrower indicated XX/XXXX involved in car accident. Mod workout denied XX/XXXX due to insufficient income; short sale recommended. Welcome call completed XX/XXXX. Last contactXX/XXXX borrower inquired about insurance.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431957283	3/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in and requested the $XXXXpayment paid effectiveXX/XXXX moved to loan level advances. The servicer opened a task to have that completed. The borrower appears to be cooperative during noted conversations. The notes show the borrower has been trying to pay down loan level advances and they keep being applied to payments so has to call to have the funds reapplied. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959407	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was in the hospital for several months in early XXXX. Co-borrower made payments, and in XX/XXXX made a double payment to reinstate after XXXXlining payment assistance. XXXX incentive was applied in XX/XXXX, and both subsequent years. Loan transferred servicing in XX/XXXX. Borrower declined auto-draft payments in XX/XXXX, and requested a XXXX statement. Borrower had an NSF payment in XX/XXXX; she was in the hospital, but reinstated the payment that month. Borrower has since made monthly phone payments, and requested a copy of a prior modification in XX/XXXX. Borrower became unemployed due to XXXX in XX/XXXX, and requested payment assistance in XX/XXXX. Servicer advised borrower to submit an application, but borrower requested a deferral instead of a modification, as she didn't want payment amounts to increase; servicer response unknown.

REASON FOR DEFAULT: XXXX-Borrower was hospitalized, receives SSI. XXXX-XXXX, borrower unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957426	2/1/2021	1/3/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX, and borrower authorized a third party on the account in XX/XXXX. Spouse set up auto-draft payments in XX/XXXX. Only other contact was in XX/XXXX when spouse requested insurance information.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957724	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower set up auto-draft payments in XX/XXXX. Borrower had an NSF payment in XX/XXXX that was reinstated the following month. Only other contact was in XX/XXXX when borrower had escrow questions and verified a payment had drafted.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957512	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower called on XX/XXXX to make a payment. On XX/XXXX an unauthorized called wanted to make a payment and was told that due to multiple NSFs that the payment had to be certified funds. The final contact is on XX/XX/XXXX when the borrower called to review the escrow accounts.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a curtailment of income.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959221	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity or contact with borrower was found.

REASON FOR DEFAULT: XX/XXXX curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431959311	2/1/2021	1/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. No significant notes on the loan. Welcome call was completed on XX/XXXX. Customer contact notice was sent on XX/XXXX. Co-borrower called in on XX/XXXX to go over the letter they received. Last contact was on XX/XXXX, co-borrower stated that he would be sending the payment on the 22nd via XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959290	3/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, closed on XX/XXXX due to no response from borrower. Loan reviewed for loss mit in XX/XXXX, denied on XX/XXXX due to insufficient info received. Noted on XX/XXXX that borrower indicated he was on forbearance agreement with prior servicer, deemed on XX/XXXX that loan was not in active forbearance at time of transfer. Last contact on XX/XXXX, borrower called and stated he was on loss mit assistance with prior servicer, servicer advised that they would begin where previous servicer left off.

REASON FOR DEFAULT: Borrower has cancer and borrower unemployment.

FORECLOSURE: Borrower was notified of FC status on XX/XXXX, no other details provided. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.

431957739	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, outbound call to the borrower to advise of the payment due and said would pay by XXXX. The borrower appears to be cooperative during noted conversations. The loan has been current throughout the past 12 months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to their customers not paying. No recent indication of hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957745	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called to ask about home equity loans but was advised would need to call a lender. The borrower appears to be cooperative during noted conversations. The loan was modified in XX/XXXX and has remained current since that time. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history notes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430573104	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower accepted a pre-approved mod trial plan offer in XX/XXXX. modification should have been completed in XX/XXXX but was not booked to the system; reason unknown, note on XX/XXXX states the original executed mod was scanned and sent to collateral. Borrower declined assistance in XX/XXXX. Servicer sent another pre-approved mod offer in XX/XXXX. daughter sent in funds to reinstate the account, then servicer applied the new mod terms. Borrower has since remained current. Loan transferred servicing in XX/XXXX; all subsequent payments have been made via the website. Borrower had two NSF payments in the past year, both were reinstated the same month. Last contact was in XX/XXXX when borrower promised to pay online.

REASON FOR DEFAULT: Income curtailment, death in the family

FORECLOSURE: Referred XX/XXXX, modification completed in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957376	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was 1x30 in XXXX due to NSF in XX/XXXX not cured prior to month end. Borrower has paid timely since cure with little ongoing contact. Let contact XX/XXXX refinance inquiry.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958952	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower called to get XXXX XXXX.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: Loan released to FC on XX/XXXX, FC closed on XX/XXXX since loan was reinstated and was current. No other FC activity noted.

BANKRUPTCY: BK13 filed on XX/XXXX, released on XX/XXXX. No other BK activity noted.

PROPERTY: No property issues noted.
431957761	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Prior CH7 BK noted in comments. Limited borrower contact over the last 3 years with last contactXX/XXXX regarding payment. The loan has been paid as agreed over the last year and is current.

REASON FOR DEFAULT: Unknown
FORECLOSURE: NA
BANKRUPTCY: Prior discharged CH7 BK.  Unable to verify filing, discharge  date or case #

PROPERTY: Property is owner occupied with no damages noted
431497584	3/1/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payment and checking on the escrow accounts. The final contacts are related to an insurance carrier change.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958927	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact to schedule payment. Death in family noted XX/XXXX . Borrower indicatedXX/XXXX excessive obligations. Borrower inquired about service transfer XX/XXXX. Welcome call completed XX/XXXX. Borrower statedXX/XXXX payment too high; inquired about Mod workout. Borrower statedXX/XXXX income reduced and insurance increased. Mod workout deniedXX/XXXX. Borrower requested paymeXX/XXXXow history XX/XXXX. Borrower requested P&I payment onlyXX/XXXX. Borrower was advisedXX/XXXX escrow shortage will increase payment. Borrower stated XX/XXXX was furloughed. Borrower stated XX/XXXX would start making escrow payments next year. Last contactXX/XXXX trying to get regular hours at work.

REASON FOR DEFAULT: Family death. Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431958916	3/1/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower called to make paymentXX/XXXX. Servicer discussed repayment planXX/XXXX; no hardship indicated. Servicer confirmed borrower completed Stip to ModXX/XXXX. Mod workout approved XX/XXXX; borrower failed to return executed agreement. Borrower requested verbal repayment plan XX/XXXX. Servicer notes XX/XXXX borrower failed to make payments. Borrower stated paid off part of loan XX/XXXX. Borrower called to confirm bank wireXX/XXXX. Borrower requested payment be adjusted XX/XXXX from escrow analysis; inquired again XX/XXXX. Borrower stated XX/XXXX updated windoXX/XXXXace which should reduce property taxes. Last contact XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XXXX ; no indication property was affected.
431488154	3/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower interested in ACH paymentXX/XXXX. Borrower called to confirm paymentXX/XXXX. Borrower inquired about short sale workoutXX/XXXX; stating has offer on property for $XXXXand wanted to know if can be accepted. No hardship indicated. Short sale denied XX/XXXX; required docs not received. Borrower called XX/XXXX to setup ACH. Borrower again inquired about selling home XX/XXXX. Servicer reviewed statement with borrower XX/XXXX and UPB. Last contactXX/XXXX wanted to review property; stating insurance won't help repair.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Borrower indicated damage to propertyXX/XXXX and requesting short saXX/XXXXt payoff. Extent of damage unknown; no active claim noted.
431958895	2/1/2021	12/28/2020	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower brings the account out of FC without assistance in XX/XXXX. XX/XXXX Loss mit assistance is requested, but no finalized workouts were found. No significant activity was noted in the past year. The most recent contact was on XX/XXXX with a double payment being discussed.

REASON FOR DEFAULT: XX/XXXX Excessive obligations.

FORECLOSURE: Account is in FC when the history starts in XX/XXXX, reinstated in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957603	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was in FC in early XXXX, referral date not known. RFD not known. Borrower was put on repayment plan and when completed a five month deferral was completed, FC was cancelledXX/XXXX. Loan has been current since then and the only contact with the borrower has been administrative. Last contact XX/XXXX.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  Referred to FC date unknown but FC cancelledXX/XXXX after reinstatement.

BANKRUPTCY:  Notes and monthly statement indicate there is a BK7 discharged. Filing date and case # not known.

PROPERTY:  Owner occupied

431957339	2/1/2021	1/1/2021	XXXX	XXXX	Yes	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Note from XXXX only included one party, wife. InXX/XXXX the wife passed away. Husband was already on title as an owner. Notes in XX/XXXX show title is clear. In XX/XXXX husband signed Assumption Agreement in order to sign a mod agreement. Borrower reinstated the loan in XX/XXXX with 16 payments and a modification was completed in XX/XXXX. No notes about RFD. Loan has been current since then. The only contact with borrower was the welcome call on XX/XXXX when loan transferred. Loan is current.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

418799773	2/5/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, spoke with XXXX advised of cure amount, XXXX stated she sends payment on 3rd Wednesday of each month and requested no more calls.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
419988298	3/1/2021	1/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower questioning their escrow balance. communications have been open with the borrower questioning balances at transfer.

REASON FOR DEFAULT: There was no reason for default provided as the loan has been current for 36 months.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431489504	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. Account had a rolling delinquency for all of XXXX and most of XXXX, borrower brings the account current in XX/XXXX without assistance, no RFD is given. The most recent contact was on XX/XXXX, Borrower calls in to make payment arrangements.

REASON FOR DEFAULT: XX/XXXX Bank account was hacked.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431343921	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing, last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: Unknown
FORECLOSURE: NA
BANKRUPTCY: NA
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957920	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX; borrower struggled to make the monthly payments but was able to bring the loan current. Loan has remained current since XX/XXXX. Borrower's spouse XXXX stated in XX/XXXX that RFD was due to illness (has medical issues), curtailment of income and repairs and informed in XX/XXXX that RFD was due to high utility bills. Last contact was on XX/XXXX, Mrs. XXXX called in to schedule a payment and stated RFD was due to loss of income. Loan is current.

REASON FOR DEFAULT: Curtailment of income, illness of spouse and repairs (no details provided).

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .

431957690	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Notes from XX/XXXX show that there was a XXXX dispute. Notes from XX/XXXX show that the borrower had made a payment at the branch but that it was not posting as a full payment. On XX/XXXX the credit bureau was showing two different loan numbers since the loan was previously with XXXX and was assumed by XXXX The final contact is on XX/XXXX when the borrower called with questions regarding the escrow accounts.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations.  On XX/XXXX the rfd was a curtailment in income.  On XX/XXXX the rfd was that an ACH did not post since a payment reversal was made for an additional payment.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431490120	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in on XX/XXXX to make a payment towards escrow. Last contact was on XX/XXXX, borrower called for a note holder request, no additional information provided.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957803	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years with little contact, last contactXX/XXXX

REASON FOR DEFAULT: Unknown
FORECLOSURE: NA
BANKRUPTCY: BK13 filed on unknown date discharged XX/XXXX.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

418823084	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in XX/XXXX. Hardship affidavit was received on XX/XXXX. Loss mit review was initiated. Borrower entered into a trial plan agreement in XX/XXXX, completed the plan and received approval for a mod effective XX/XXXX, modified balance $XXXXXXX.XXod was processed in XX/XXXX. Last contact was on XX/XXXX, borrower verified that mod was received via fax. Escrow analysis statement was sent on XX/XXXX. Loan is current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957456	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the authorized third party, XXXX called in to make a payment by phone. The borrower also called on XX/XXXX and explained that the tenants are impacted by XXXX and requested workout options. Was advised to make P&I only payments while under review and make arrangement for escrow shortage later. The borrower appears to be cooperative during noted conversations. Workout options appear to be under review for a potential trial modification.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to the property's tenants being impacted by XXXX. Hardship appears to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is tenant occupied. No indication of damage or ongoing repairs.
431958463	2/15/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XXXX, co-borrower called to get the fax number to fax insurance information.

REASON FOR DEFAULT:  RFD per notes on XX/XXXX, car repairs.  Per notes on XX/XXXX, borrower is deceased as of XX/XXXX10.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431956991	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower declined payment assistance in XX/XXXX, and confirmed ability to pay in XX/XXXX. Borrower had a delay in receiving his bonus in XX/XXXX. He missed the XX/XXXX payment, but reinstated the following month. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower called about insurance payments in XX/XXXX, and set up auto-draft payments in XX/XXXX. Only other contact was in XX/XXXX when borrower requested a website password reset.

REASON FOR DEFAULT: Income curtailment, waiting on company to reimburse funds

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957374	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was 4x30 in XXXX. Borrower was in contact monthly throughout the delinquency, she is on fixed income and declined to discuss loss mitigation. Borrower reinstated XX/XXXX with new servicer and remains current, last contact XX/XXXX for unspecified account inquiry.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

418346999	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: No recent borrower contact. Last contact was noted on XX/XX/XXXX when borrower called to cancel ACH.

REASON FOR DEFAULT: No payment default.

FORECLOSURE: No recent FC activity noted.

BANKRUPTCY: No recent BK activity noted.

PROPERTY: Property occupancy was not provided in comments. Current property condition is unknown.
430572269	3/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX . outbound call to the borrower who said they are getting their own insurance. No further details were noted. The borrower appears to be cooperative during noted conversations. The loan was modified in XX/XXXX and has remained current since that time. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to spouse being unemployed and loss of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958296	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The contact in that past year was on XX/XXXX, borrower is making payment arrangements and a stop payment is referenced.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431497068	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower stated on XX/XXXX that he was having issues and RFD was due to vehicle repairs, borrower was advised of loss mit assistance.

primary  borrower is deceased, death certificate was received on XX/XXXX. Loss mit review was initiated, borrower was approved for a trial plan in XX/XXXX and loan was modified effective XX/XXXX, modified balance $XXXXXXX.XXorrower stated on XX/XXXX that he makes the payments on the 28th of every month due to limited income. Borrower failed to make the XX/XXXX payment and stated on XX/XXXX that RFD was due to extensive medical bills; 2 payments were made in XX/XXXX to make up for the XXXX payment. Borrower accepted a repayment plan but the application was withdrawn on XX/XXXX9 due to failure to make payments. Co-borrower called in on XX/XX/XXXX  indicating primary  borrower is deceased and was advised to send in the death certificate. Death certificate was received on XX/XXXX. NSF was processed on XX/XXXX, however, payment was replaced on XX/XXXX. Last contact was on XX/XXXX, co-borrower (being addressed as M1), called in to inquire about escrow. Escrow advance notice was sent on XX/XXXX.

REASON FOR DEFAULT: medical bills, borrower death, car repairs.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431488425	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XXXX with taxes being discussed.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431957788	2/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: XXXX mod incentives applied in XXXX and XXXX. Borrower has been cooperative with last contact XX/XXXX regarding late fee waiver letter received. The loan has been paid as agreed over the last year and is current.

REASON FOR DEFAULT:XX/XXXXORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
431958709	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: After the bankruptcy is discharged, contact is limited to PTPs, draft payments and checking on escrow accounts. The last contact was on XX/XXXX when the borrower made an ez pay.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes show that the borrower filed for chapter 13 bankruptcy protection in XXXX and was discharged on XX/XXXX.

PROPERTY: No property issues found.

431958505	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to discuss the most recent escrow analysis and options to lower payments. The borrower also made a payment via IVR and usually makes payments via the servicer's IVR. The loan has remained current throughout the last 12 months and the borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history notes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430562194	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated 13 payments XX/XXXX with 401K funds and default again XX/XXXX and was unresponsive until foreclosure referral XX/XXXX. Husband is still unemployed, expecting an inheritance by XX/XXXX. Verified income $XXXXX/XXXXtrial plan XXXX-XX/XXXX defaulted on 3rd payment, then reinstated 11 payments XX/XXXX, source of funds not noted. Account remains current last 21 months with little contact. Last contactXX/XXXX insurance inquiry.

REASON FOR DEFAULT: Borrower unemployment

FORECLOSURE: Foreclosure initiated prior to XX/XXXX, reinstated XX/XXXX prior to judgment entry. Referred to foreclosure again XX/XXXX, judgement entered XX/XXXX, borrower reinstated to prevent sale set forXX/XXXX.

BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. Borrower had questionsXX/XXXX about flood damage incurred with prior servicer, was advised to contact the prior servicer. No further comments are noted about damage or claim. COL and DOL are unknown.

431345266	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower noted in the contact history. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959659	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Account was chronic 30-delinquent prior to reinstatement in XX/XXXX, hardship caused by self-employed income fluctuation and excessive obligations. There was little borrower contact throughout the delinquency. Account remains current last 27 months, last contactXX/XXXX for phone payment.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

418799704	2/4/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: On XX/XXXX borrower sets up an ACH. Borrower called on XX/XXXX concerned about the loan amount and was told that it included the deferred portion. Remaining contacts are limited to PTPs, draft payments and checking on the escrow accounts.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431956945	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Limited contact as loan has been current. Last contactXX/XXXX borrower called in and confirmed there is flood insurance on property which servicer said yes.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957368	2/15/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was 1x30 in XX/XXXX, borrower declined to discuss financials or loss mitigation. Account is performing last 32 months with no contact since XX/XXXX welcome call.

REASON FOR DEFAULT: Income curtailment.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958506	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called to discuss the account but no specific details were noted. The loan has remained current throughout the past 12 months. The borrower appears to be competitive at times on calls and disconnects when doesn't want to talk anymore. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history notes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431490135	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Demand letter was sent on XX/XXXX. The borrowers were able to bring the loan current in XX/XXXX but fell behind shortly after. File was referred to FC on XX/XXXX. Borrowers accepted a trial mod in XX/XXXX, completed the plan and received approval for a mod effective XX/XXXX, modified balance $XXXXXXX.XXinimal contact is noted; borrower called in on XX/XXXX to schedule a payment. Loan is current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: File was referred to FC on XX/XXXX. FC file was closed on XX/XX/XXXX  due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431382679	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Account was 2x30 in early XXXX and 1x30 in XX/XXXX. Borrower makes contact to cure delinquency but declines to provide hardship or discuss loss mitigation. Last contactXX/XXXX re: escrow refund.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957319	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Loan has been current since XX/XXXX. Only contact with borrower has been administrative, last contact XX/XXXX.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431959415	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower set up auto-draft payments in XX/XXXX; payments draft on the 14th of each month. No further contact. Loan has remained current for the past three years.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431382656	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years with no borrower contact except forXX/XXXX account inquiry.

REASON FOR DEFAULT: Unknown
FORECLOSURE: NA
BANKRUPTCY: NA
PROPERTY: Property is owner occupied per seller data. No property issues noted.

430571872	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XXXX. the borrower called to advise they have mailed a check and wanted to make sure it was received. The notes indicate the borrower prefers to mail payments. The borrower appears to be cooperative. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958049	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower received a loan mod effective XX/XXXX per comments. No RFD provided. The borrower has been cooperative with the servicer with last contactXX/XXXX regarding escrow shortage. Loan has been paid as agreed over the last year and is current.

REASON FOR DEFAULT: Unknown
FORECLOSURE: NA
BANKRUPTCY: NA
PROPERTY: Property is owner occupied with no damages noted
430562047	2/1/2021	1/4/2021	XXXX	XXXX	Yes	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Comments begin XX/XXXX with a loss mitigation review in progress for SII occupant. Trial plan was completed XXXX-XX/XXXX and mod finalized XX/XXXX. Borrower remains current with little ongoing contact. Last contactXX/XXXX regarding escrow analysis.

REASON FOR DEFAULT: Borrower deceased prior to XX/XXXX

FORECLOSURE: Foreclosure initiated prior to XX/XXXX. Comments indicate property previously went to sale and was ratified by the court, but court then dismissed due to failure to attend status hearings aXX/XXXX e the court audit. Attorney confirmed case was dismissed XX/XXXX and full re-start would be required for any future action.

BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

418684769	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. No significant notes on the loan. Minimal contact is noted; borrower called in on XX/XXXX requesting the XXXX for XXXX.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430573134	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: No contact prior to borrower filing bankruptcy in XX/XXXX. Borrower applied for payment assistance after BK dismissal in XX/XXXX, but servicer sent a pre-approved trial mod plan in XX/XXXX, which borrower accepted. modification was completed in XX/XXXX. Borrower made sporadic promises to pay. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower asked about an escrow shortage in XX/XXXX; no further contact.

REASON FOR DEFAULT: Excessive obligations, income curtailment

FORECLOSURE: Referred XX/XXXX17

BANKRUPTCY: Filed XX/XXXX, chapter 13, POC filedXX/XXXX. DismissedXX/XXXX.

PROPERTY: Owner occupied.
418350077	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower requested to postpone payment XX/XXXX. Borrower hardship noted XX/XXXX was in hospital. Borrower statedXX/XXXX wanted to report insurance claim; and again XX/XXXX.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. Borrower indicated hazard claim to be filedXX/XXXX; no further details provided.
431958086	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower making paying the first Mod Trial payment. The borrower applied for Assistance in XX/XXXX due to being on fixed income and excessive obligations. The borrower was approved for a Mod Trial that began XX/XXXX with the first of 3 trial payments due XX/XXXX. The Mod Trial was successfully completed and approved for Mod with the new Mod payment due for XX/XXXX. There has been no contact since that time as the borrower completed everything needed online. indications of why no phone calls outside of competing the Mod was a prior bankruptcy.

REASON FOR DEFAULT: The reason for default is borrower on a fixed income with excessive obligations.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431957952	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower and servicer in XX/XXXX discussed possible repayment plan to bring loan current, borrower reinstated loan instead. Last contact XX/XXXX borrower called in and made a payment over the phone which posted XX/XXXX, nothing further discussed.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

430572631	1/28/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower requested payment assistance in XX/XXXX, and prior servicer approved a trial mod plan. modification was completed in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed in XX/XXXX. No further contact; co-borrower pays via the website.

REASON FOR DEFAULT: Divorce, co-borrower lives in the property

FORECLOSURE: Referral date unknown. Action was delayed for a missing assignment. modification completed in XX/XXXX

BANKRUPTCY: DischargedXX/XXXXwithout reaffirmation , details not provided. BK was filed by the borrower only

PROPERTY: Owner occupied
431959581	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , outbound call to the borrower who said the payment was already sent via bill pay. The borrower appears to be cooperative during noted conversations. The loan has remained current with regular on-time payments. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history notes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430572352	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about a payment increase in XX/XXXX; increase was due to an escrow shortage. No further contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower gave a promise to pay in XX/XXXX, and again in XX/XXXX. Borrower pays by mail, or on the website.

REASON FOR DEFAULT: XXXX-Excessive obligations. XXXX-borrower off work due to medical leave

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

418347601	2/28/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Co-borrower called in on XX/XXXX informing that primary borrower passed away. Death certificate was received on XX/XXXX, date of death was not discussed. Co-borrower called in on XX/XXXX and requested the representative to speak to his son XXXX. Last contact was on XX/XXXX, co-borrower scheduled a payment.

REASON FOR DEFAULT: Loan is current but the primary  borrower is deceased.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .

431957876	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower disputed credit bureau reporting in XX/XXXX; servicer notes that credit reporting was correct on XX/XXXX. Last contact on XX/XXXX, borrower stated would make a payment by the end of the month.

REASON FOR DEFAULT: RFD as of XX/XXXX, excessive obligations.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

431959421	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower noted as not eligible for disaster payment assistance in XX/XXXX due to delinquent status of account at time of disaster. Per comments on XX/XXXX, borrower XXXX have been working on loss mit resolution with prior servicer, deemed after review on XX/XXXX that loan was not in active forbearance at time of transfer. Borrower offered repayment plan on XX/XXXX, borrower declined . No other loss mit activity noted. Last contact on XX/XXXX, borrower called to confirm payment was set XX/XXXX previous day.

REASON FOR DEFAULT: Tenant did not pay.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

430531254	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower made a phone payment.

REASON FOR DEFAULT: No payment default in the past year.  Last default was noted in XX/XXXX as curtailment of income.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.
431498169	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower inquired about service transferXX/XXXX. Borrower inquired about delinquent taxesXX/XXXX. Borrower disputed late charge XX/XXXX due to XXXX. Borrower statedXX/XXXX in process of paying taxes. NSF payment discussedXX/XXXX. Borrower called to setup 3-months paymentsXX/XXXX. Borrower requested payment of delinquent taxesXX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XXXX ; no indication property was affected.
431958101	2/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs and draft payments. The final contact is on XX/XX/XXXX

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a curtailment in income.  Borrower starts a repayment plan on XX/XXXX and again on XX/XXXX.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957473	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. NSF was processed in XX/XXXX. RFD due to excessive obligations; borrower stated that she had to get car fixed. Borrower made a payment at bank branch on XX/XXXX. Escrow analysis statement was sent in XX/XXXX. Borrower called in on XX/XXXX stating that the payment was going to be rejected and was advised that the payment will process for a second time if rejected; borrower stated that she would mail in a check if payment gets rejected for the 2nd time. NSF was processed on XX/XXXX. Last contact was on XX/XXXX, borrower stated that she does not want any calls until after the 15th because she's been paying around that time and does not appreciate the calls. Loan is current.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957809	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower withdrew loss mitigation application XX/XXXX and reinstated 2 payments, no hardship is noted. Account remains current last 3 years with little ongoing contact. Borrower advised XX/XXXX that she was not impacted by XXXX, last contact XX/XXXX account inquiry.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

430562482	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: No contact noted as loan has been current. Comments do indicate borrower is set up on auto pay. REASON FOR DEFAULT: Unknown FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
418351593	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX, borrower appears to have just completed a trial mod. Mod was processed in XX/XXXX effective XX/XXXX, modified balance $XXXXXXX.XXorrower continued to struggle making payments on the loan. Demand notice was sent on XX/XXXX with an expiration date of XX/XXXX. Borrower inquired of loss mit assistance on XX/XXXX, intent is to retain the property. Borrower was approved for deferral but failed to return the agreement; assistance withdrawal was completed in XX/XXXX. Borrower called in on XX/XXXX explaining her situation stating that she was experiencing severe hardship because she was not working and on sick leave pay, would be returning to work 6 - 8 weeks. Trial mod was approved in XX/XXXX and completed XX/XXXX. Loan was modified effective XX/XXXX9, modified balance $XXXXXXX.XXod was processed on XX/XXXX. Las contact was on XX/XXXX, borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Borrower illneXX/XXXXailment of income; borrower was on sick leave.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

430930078	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX with the borrower making a payment. Minimal contact with the borrower as it has paid current for the last 28 months.

REASON FOR DEFAULT: No RFD was provided.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431958468	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower struggled with NSF payments in early XXXX. Borrower missed a payment, but reinstated the following month (XX/XXXX) and has since remained current. Loan transferred servicing in XX/XXXX; welcome call completed. Infrequent contact when borrower would give a promise to pay or make a phone payment. Borrower confirmed she was still on disability in XX/XXXX.

REASON FOR DEFAULT: Borrower illness, medical bills; short-term disability started in XX/XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958425	2/1/2021	1/16/2021	XXXX	XXXX			No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX borrower made a payment over the phone which posted same day. REASON FOR DEFAULT: Unknown FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431957004	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to change her last name on the account and discussed required documents and where to send them. Said it should be XXXX does not appear to have been changed. The borrower appears to be cooperative and the loan has remained current with regular on-time payments. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959395	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made a phone payment in XX/XXXX and scheduled two future payments. Borrower gave a promise to pay in XX/XXXX, and set up auto-draft payments that month. Only other contact was in XX/XXXX when borrower asked about a refinance. Loan has remained current for the past three years.

REASON FOR DEFAULT: None

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958861	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last 3 years except for missed payment XX/XXXX, cured in XX/XXXX, hardship caused by excessive emergency room bills. Borrower advisedXX/XXXX that he has health issues preventing him from working, but declined to pursue XXXX assistance and there is no further contact.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

430562418	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower maintained contact throughout XXXX-XXXX delinquency and requested loss mit assistance XX/XXXX. Mod was denied due to insufficient income of $XXXXXXXXarrears cured by deferral of 3 payments XX/XXXX. Account remains current with little borrower contact. Last contactXX/XXXX, borrower inquired about accessing equity in home for unspecified repairs.

REASON FOR DEFAULT: XXXX RFD: borrower illness.  XXXX RFD: government shutdown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431343571	2/1/2021	1/15/2021	XXXX	XXXX			No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XXXX servicer completed the welcome call with borrower. REASON FOR DEFAULT: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
418352381	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower found in comments.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

419928204	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower noted as interested in mod in XX/XXXX, approved for trial mod as of XX/XXXX, final mod approved as of XX/XXXX, signed mod docs received from borrower on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to inform he paid delinquent taxes as of XX/XXXX, payment was verified and task opened to address issue, borrower advised to call by following Friday or Monday to follow up.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XXXX.
431958831	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. No contact until XX/XXXX; co-borrower scheduled a payment. Demand notice was sent on XX/XXXX. Co-borrower was advised on XX/XXXX of the demand expiration date of XX/XXXX; possible referral to FC. RFD due to curtailment of income. Borrowers were able to bring the loan current and have remained current since XX/XXXX. Borrowers submitted an online XXXX notification but payment has not been impacted. Escrow analysis statement was sent on XX/XXXX. Last contact was on XX/XXXX, co-borrower called in for general inquiry.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958151	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had an NSF payment in XX/XXXX, but reinstated the account the following month, and has since remained current. No further contact with prior servicer. Loan transferred servicing in XX/XXXX, and borrower set up auto-draft payments. Last contact was in XX/XXXX when borrower checked the escrow account status.

REASON FOR DEFAULT: High electric bill

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957086	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing since XX/XXXX reinstatement with little borrower contact due to multiple BK filings. Last contactXX/XXXX to change ACH date.

REASON FOR DEFAULT: Not provided

FORECLOSURE: N/A
BANKRUPTCY: BK13 filedXX/XXXX, dismissed XX/XXXX. BK7 filed XX/XXXX, dismissedXX/XXXX. BK13 filed XX/XXXX, dismissedXX/XXXX.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958536	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on escrow accounts. Borrower has added the son as an ATP. The final contact is a payment on XX/XXXX.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958287	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is working with loss mit on a mod. XX/XXXX Mod is completed. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: XX/XXXX Unspecified long term hardship. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431956985	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. XXXX incentive applied in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower set up auto-draft payments in XX/XXXX, and asked about an escrow shortage in XX/XXXX. Borrower switched insurance carriers in XX/XXXX to reduce the monthly payment, and requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral, but only completed a two-month deferral, as borrower began paying again in XX/XXXX. Borrower asked about additional XXXX assistance in XX/XXXX; servicer was not offering any additional XXXX assistance, and borrower didn't qualify for other retention options as account was current, had been deferred, and had received a prior modification. Borrower cancelled auto-draft payments in XX/XXXX.

REASON FOR DEFAULT: XXXX, not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957122	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower made a phone payment and confirmed they were receiving unemployment income and couldn't make the payment until the end of the month.

REASON FOR DEFAULT: RFD was last noted on XX/XXXX as unemployed. Comments first indicated unemployment due to XXXX on XX/XX/XXXX . Prior RFD was noted on XX/XXXX as illness in the family and on XX/XX/XXXX  as curtailment of income.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XX/XXXX  as owner occupied. Current property condition is unknown.

431957141	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower made a phone payment and also complained about servicer calling husband who has XXXX He gets violent and it's making things difficult for borrower.

REASON FOR DEFAULT: RFD was last noted on XX/XXXX as curtailment of income. Borrower has switched jobs and is making less money. Borrower previously stated on XX/XX/XXXX  she XXXX sell the home since she is only household income. Comments first indicated income impact due to XXXX was on XX/XX/XXXX . She appears to be working with Loss Mit gathering financials for possible work out.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XX/XXXX as owner occupied. Current property condition is unknown.
431957242	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was rolling 30-60 delinquent after XX/XXXX reinstatement with little borrower contact until mid-XXXX. Loss mitigation denied for incomplete package, and arrears cured by deferral of 3 payments XX/XXXX. Borrower defaulted again XX/XXXX and remained rolling 30-delinquent until cured in XX/XXXX. Borrower declined XXXX assistance, last contact XX/XXXX.

REASON FOR DEFAULT: XXXX RFD: temporary layoff. XXXX-XXXX RFD: excessive obligations

FORECLOSURE: Referred to foreclosure XX/XXXX, reinstated XX/XXXX.

BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957125	1/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower stated her situation hasn't changed and she would make payment in XX/XXXX since XXXX assistance ended. Servicer consistently attempts monthly to contact borrower via Dialer. The last Dialer attempt was on XX/XX/XXXX .

REASON FOR DEFAULT: RFD was noted on XX/XXXX as borrower effected in her job due to XXXX. It is unclear if borrower had job loss or reduction of income. Prior RFD was noted on XX/XX/XXXX  as curtailment of income.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XX/XXXX as owner occupied. Current property condition is unknown.
418349384	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts the XXXX deferral starting in XX/XXXX. The last contact is on XX/XXXX when the borrower called to set up the deferral.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957817	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Account was 2x30 in XXXX, cured in XX/XXXX and then remained current until missed payment XX/XXXX. There is little borrower contact last 3 years, borrower declines to discuss loss mitigation, no hardship provided. Last contactXX/XXXX regarding payment made after late charge date, promise kept to pay by end of month.

REASON FOR DEFAULT:

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958176	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower stated he was temporarily off work untilXX/XXXX due to XXXX. Servicer provided a 2 month deferment.

REASON FOR DEFAULT: No payment default.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.
431957256	1/1/2021	12/30/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had monthly contact with servicer in XXXX, as hardship was on-going, yet didn't request payment assistance. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower declined a repay plan and applied for other assistance. Servicer approved a three-month deferral, completed in XX/XXXX. Borrower usually paid with bill pay, but made a phone payment in XX/XXXX. Borrower requested XXXX assistance in XX/XXXX, but borrower declined another deferral. Last contact was in XX/XXXX when borrower gave a promise to pay.

REASON FOR DEFAULT: XXXX-Borrower illness, was in the hospital; excessive obligations. Borrower is on fixed income. XXXX-XXXX, borrower contracted and was unemployed

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959292	2/1/2021	1/3/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Step rate change notice (effective XX/XXXX) was sent on XX/XXXX. Borrower spouse XXXX stated on XX/XXXX requested to delete scheduled EZ Pay stating that they scheduled a double payment in error, also requested to set up ACH which was completed on XX/XXXX. Mrs. XXXX requested prior servicer pay history on XX/XXXX. Borrower has been affected by XXXX and received approval for a 3 month deferral; processed in XX/XXXX and XX/XXXX. Last contact was on XX/XXXX, Mrs. XXXX wanting to know why the payment for XXXX was taken when they'd been approved for the deferral and was advised that the start of the deferral was on the 2nd and the ACH is set up for the 3rd of each month.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Claim insurance iao $XXXX00 was received in XXXX for damage caused by XX/XXXX (COL) effective XX/XXXX. It appears that all funds were released in XX/XXXX through branch endorsement due to RCV was less than the claim amount and borrower being current on the loan. Claim file was closed on XX/XX/XXXX . It does not appear that an inspection was orderXX/XXXXleted. No current details regarding damage or repairs provided. Exterior BPO dated XX/XXXX reported subject property in Average condition, no repairs needed.

430573351	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower paid on a trial mod plan in early XXXX, but final mod documents were submitted too late, and review was closed in XX/XXXX. Borrower requested a payment history in XX/XXXX, and servicer offered a trial mod plan in XX/XXXX. modification was completed in XX/XXXX. Borrower made monthly phone payments. Loan transferred servicing in XX/XXXX, welcome call completed the following month. Borrower requested XXXX assistance in XX/XXXX. Servicer approved a 3-month deferral that month, but only deferred two payments as borrower began paying again. Last contact was in XX/XXXX when borrower declined paperless statements and gave a promise to pay.

REASON FOR DEFAULT: XXXX-Income curtailment. XXXX-XXXX, not working

FORECLOSURE: Referral date not provided, first legal completedXX/XXXX. Notes mention active litigation, borrower contested the action with affirstive defenses; no details provided. Mod completed in XX/XXXX.

BANKRUPTCY: Failed XX/XX/XXXX 9, chapter unknown, discharged XX/XX/XXXX 11.

PROPERTY: Owner occupied. Property was reported vaXXXX/XXcare, with FTV XX/XX/XXXX 17. Borrower said he occupied the property but was frequently out of town. Borrower reported an insurance claim in XX/XXXX due to fire damage on DOL XX/XXXX, just over $1k.
431958150	2/15/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave sporadic promises to pay while at prior servicer, and would usually pay at a branch. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower asked servicer to stop calling in XX/XXXX. No contact again until borrower made a phone payment in XX/XXXX; no further contact. Borrower usually pays via the IVR, and over the past year, has had several payments that were more than 30 days late.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged, details not provided

PROPERTY: Owner occupied
431959119	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower impacted by XXXX as of XX/XXXX, approved for 3 month deferral on XX/XXXX, starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, co-borrower called in for web assistance, no other details provided.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958893	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal recent contact. XX/XXXX A mod is completed, no RFD was found. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XXXX to schedule a payment.

REASON FOR DEFAULT: XX/XXXX None provided. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

TITLE ISSUES: XX/XXXX A title issue is resolved (senior mortgage).

431959558	2/1/2021	1/18/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made a phone payment in XX/XXXX, and updated insurance information in XX/XXXX. Borrower had an NSF payment in XX/XXXX that was reinstated in the same month. In XX/XXXX, borrower said he is paid after the 15th. Sporadic contact continued, borrower usually gave a promise to pay, then paid a few days later through the IVR. Borrower requested a refinance referral in XX/XXXX, and ordered a payoff quote.

REASON FOR DEFAULT: None provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431957472	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to confirm ACH details. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout options in XX/XXXX and three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. The loan has remained current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from the XX/XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957407	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal recent contact is recorded. XX/XXXX Account is reinstated with XXXX funds. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XXXX with solar panels and county taxes being discussed.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957419	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated in XX/XXXX. No further contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower requested a copy of a modification from XXXX as the interest rate had increased. Borrower requested a refinance referral in XX/XXXX, and set up auto-draft payments. Borrower asked about advances on the account in XX/XXXX. No contact again until borrower requested XXXX assistance in XX/XXXX. Servicer granted a three-month deferral beginning that month. Borrower resumed payments after deferral expiration, and called about an escrow shortage in XX/XXXX. Borrower asked about additional XXXX assistance in XX/XXXX; hardship was on-going. Servicer discussed retention options, and borrower made a phone payment.

REASON FOR DEFAULT: XXXX-not provided. XXXX-XXXX, borrower laid off

FORECLOSURE: Referred XX/XXXX, borrower reinstated that month.

BANKRUPTCY: Discharged, chapter 7; details not provided

PROPERTY: Owner occupied
431958133	2/1/2021	1/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show that the borrower has started a workout plan. Another is started on XX/XXXX and the rfd is that the borrower gets paid on the 17th of the month. On XX/XXXX borrower makes a PTP and says that the daughter makes the payments. daughter calls in and servicer says that there is some unapplied money in the suspense account. She says she will try and catch the payments up. On XX/XXXX the daughter says she will make a payment on the 17th. The remaining contacts are limited to PTPs and draft payments. The final contact is on XX/XXXX when the borrower calls to get a 1099.

REASON FOR DEFAULT: Notes from XX/XXXX show that the daughter pays the mortgage.  The rfd is listed as excessive obligations.

FORECLOSURE:  No foreclosure activity found.

BANKRUPTCY:  No bankruptcy activity found.

PROPERTY: No property issues found.

431957934	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in on XX/XXXX requesting to cancel the ACH explaining that he was currently unemployed and not able to keep the ACH. Loss mit review was initiated. Borrower called in on XX/XXXX stating that he got a part time job and would be able to make the payment that following week and did not want a mod; workout was closed. Demand notice was sent on XX/XXXX; loan was brought current the following month. Borrower submitted an online XXXX notification and called in on XX/XXXX to verify the deferral plan that he accepted online.

REASON FOR DEFAULT: XXXX and borrower unemployment. Deferral was processed for 3 payments beginning XX/XXXX. Last contact was on XX/XXXX, borrower stated that he submitted a XXXX survey online. Loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .

431958454	2/15/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Welcome call completed XX/XXXX. Borrower called to confirm flood insurance XX/XXXX. Borrower stated XX/XXXXX/XXcant out at home. Borrower statedXX/XXXX impacted by XXXX; owns business and unable to see clients. Payment deferral completedXX/XXXX,XX/XXXX andXX/XXXX. Borrower inquired about Mod workout XX/XXXX to lower rate. Last contactXX/XXXX confirming payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied.  No property damage noted.

431957765	1/15/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Comments indicate the borrowers have struggled to maintain current payments over the last 3 years. RFD in XXXX was income curtailment and unexpected expenses. They divorced in XXXX with the co-borrower completing a 3 month trial plan XX/XXXX. She declined the loan mod terms and reinstated the loan. She then received a 3 month XXXX deferral due to unemployment in XXXX. She continues to struggle maintaining current payments due to reduced income and has not made the last 2 escrow payments. She has been cooperative with the servicer with last contactXX/XXXX regarding payment and escrow shortage.

REASON FOR DEFAULT: Income reduction and divorce

FORECLOSURE:  No FC activity noted

BANKRUPTCY:  No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
431957121	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XXXX Borrower is requesting additional XXXX assistance.XX/XXXX Borrower withdraws the assistance request. The most recent contact was on XX/XX/XXXX with loss mit docs being discussed.

REASON FOR DEFAULT: XX/XXXX Tenants not paying. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957015	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to make a payment by phone and requested to close the workout review. The borrower requested workout options in XX/XXXX and was offered a verbal repayment plan. The loan has had periods of delinquency in the past 12 months but has remained current since that time. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. Hardship does not appear to be ongoing based on recent request to close workout reviews..

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes indicate a discharged bankruptcy in the past, unable to confirm the chapter, case number, or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
418396520	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. NSF was processed in XX/XXXX but 2 payments were received the following month to bring the loan current. Minimal contact is noted; borrower called in on XX/XXXX for check endorsement and submitted an online XXXX notification on XX/XX/XXXX . A 3 month deferral; processed in XX/XXXX, XX/XXXX, XX/XXXX. Loan is current.

REASON FOR DEFAULT: XXXX

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Notes in XX/XXXX indicates that an insurance claim has been filed; borrower called in for check endorsement, call was transferred. Claim amount, date of loss, and cause of loss were not made available in the comments. No details regarding damage or repairs provided.

431957915	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower made a phone payment. Borrower had prior Loss Mit assistance bringing loan current after falling a month behind in XX/XXXX when deferment ended.

REASON FOR DEFAULT: RFD was noted on XX/XXXX as income curtailment in family.  Borrower stated her son and grandson live with her and their income has been reduced due to XXXX and she now has to pick up financial slack on other bills in the household. She then obtained XXXX assistance with a 3 month deferment plan. It is unknown if borrower still has hardship.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Comments on XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs. There were no comments indicating subject property was effected by the XXXX.
431958621	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower received website assistance.

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX  as income effected by XXXX. Servicer then deferred the XX/XXXX payment. The details of XXXX impact to income were not provided. It is unclear if there was job loss or income reduced. Prior default was noted as curtailment of income and excessive obligations.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XX/XXXX as owner occupied. Comments on XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs on XX/XXXX. Comments did not indicate subject property was effected by XXXX.
431958124	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to illness. Borrower agreed to repayment planXX/XXXX. Borrower later statedXX/XXXX never agreed to repayment plan. Borrower disputed late feesXX/XXXX. Borrower inquired about negative credit reporting XX/XXXX. Borrower stated XX/XXXX impacted by XXXX. Payment deferral completedXX/XXXX,XX/XXXX andXX/XXXX.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431959534	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX stated they were impacted by XXXX, deferral was offered which borrower accepted. Deferral completedXX/XXXX deferring the XX/XXXX through XX/XXXX payments. Last contactXX/XXXX borrower stated they do not need further assistance.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957707	2/15/2021	1/20/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. Only contact was in XX/XXXX when co-borrower declined auto-draft payments, and in XX/XXXX when borrower notified servicer of a payment application error; servicer corrected the issue that month, but the XX/XXXX payment was more than 30 days late; no mention of effective dating of the payment.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957873	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested a work out on XX/XXXX; deferment granted. Last contact on XX/XXXX, borrower called to advise that he changed his insurance company.

REASON FOR DEFAULT:  RFD per notes on XX/XXXX, borrower and wife unemployed due to work being temporarily shut down.  Unable to determine if borrowers are working.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431957466	2/1/2021	1/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to make a payment over the phone. The borrower appears to be cooperative and has been in regular contact. Usually makes payments over the phone. The loan has had periods of delinquency during the past 12 months but no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431959454	2/15/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower inquired about assistance in XX/XXXX, loan reviewed for loss mit in XX/XXXX, denied on XX/XXXX due to insufficient information received from borrower. Loan reviewed for loss mit in XX/XXXX, denied for loss mit as of XX/XXXX, due to inability to afford modified payment. Repayment plan discussed with borrower on XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to discuss account, no other details provided.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior BK13 noted as of XX/XXXX, filing date, chapter, case number and discharXX/XXXXissal date note provided. No other BK activity noted.

PROPERTY: No property issues noted.

431958805	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Possible XXXX mod completed prior to start of contact history as noted per conversation on XX/XXXX. Borrower impacted by XXXX as of XX/XXXX. Borrower was approved for 3 month deferral on XX/XXXX, starting with XX/XXXX payment. Last contact on XX/XXXX, borrower indicated he would send in RMA and supporting docs, no other details provided. No other loss mit activity noted.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431959635	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower offered assistance multiple times, borrower declined multiple times, most recently in XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. Borrower requested additional deferral in XX/XXXX, 1 month deferral approved as of XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, authorized third party called to make payment.

REASON FOR DEFAULT: car repairs, curtailment of income and temporary unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431488535	2/1/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is applying for loss mit assistance, a mod is approved. XX/XXXX The mod is completed. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has been cooperative. The most recent contact was on XX/XX/XXXX with borrower making payment arrangements.

REASON FOR DEFAULT: XX/XXXX Business failure. XX/XXXX Illness of mortgagor and death of a family member. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957474	2/1/2021	12/30/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in on XX/XXXX to inquire about insurance indicating that the servicer never paid the first payment to his insurance; agent attempted to transfer the call over to the insurance department but the call disconnected. Borrower explained on XX/XXXX that he is retired and his children were helping with the mortgage payment and currently furloughed due to XXXX. Deferral was processed for 3 payments effective XX/XXXX - XX/XXXX. Borrower called in on XX/XXXX requesting a 6 month deferral extension and was advised, plan is only for 3 months but if he required further assistance can review for options after the deferral has ended. Deferral ended in XX/XXXX. Workout was closed on XX/XXXX due to application inactivity. Last contact was on XX/XX/XXXX , borrower called in for identifiXXtion code and password reset. Loan is current.

REASON FOR DEFAULT: Borrower is retired and his children that helps with the mortgage payments were furloughed due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .

431958034	2/1/2021	1/5/2021	XXXX	XXXX			No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No borrower contact noted. Borrower not returning calls. REASON FOR DEFAULT: Unknown FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431959331	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance XX/XXXX. 3 payments deferred XXXX -XX/XXXX and timely payments resumed in XXXX. Borrower discontinued ACH XX/XXXX and requested additional XXXX assistance XX/XXXX, servicer advised no XXXX program or retention options are available.

REASON FOR DEFAULT: XXXX income curtailment due to layoff

FORECLOSURE: N/A
BANKRUPTCY: BK7 filed XX/XXXX, discharged XX/XXXX without reaffirmation .

PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958432	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted. Borrower hardship noted XX/XXXX due to death in family. 3rd party scheduled payment XX/XXXX. 3rd party called to confirm paymentXX/XXXX. No recent contact noted.

REASON FOR DEFAULT: Family death.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is unknown. XXXX disaster area noted XX/XXXX; no indication property was affected.
431958636	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower made a phone payment for XX/XXXX upcoming payment due.

REASON FOR DEFAULT: No recent payment default in 10 months. RFD was last noted on XX/XXXX as temporarily out of work due to XXXX and was returning on XX/XX/XXXX .

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XX/XXXX as owner occupied. Comments on XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs on XX/XXXX. Comments did not indicate subject property was effected by the XXXX.
431959193	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing after XX/XXXX reinstatement until XX/XXXX NSF that was not cured until XXXX. Borrower made contact to replace the check, no hardship provided and timely payments continued with no contact sinceXX/XXXX.

REASON FOR DEFAULT: XXXX RFD: death in family and reduced work hours.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957672	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact is limited to PTPs and draft payments of the account. The final contact is on XX/XXXX.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be unemployment.  The borrower is currently drawing benefits.  A work out plan starts on XX/XXXX.  On XX/XXXX the rfd changes to an illness with the borrower.  On XX/XX/XXXX  the rfd is that the borrower is disabled.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958694	2/1/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts the three month XXXX deferral starting in XX/XXXX. On XX/XXXX the servicer and borrower go over items need for a mod request.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be that the wife just had surgery.  On XX/XXXX the rfd is that the borrower is on SSI and has auto and credit card debt. Servicer suggests that he shop for lower insurance rates and look at refinancing options.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes from XX/XXXX show that the borrower was discharge from bankruptcy but no supporting information is supplied.

PROPERTY: No property issues found.

430562535	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive until acceptance of streamline mod solicitation XX/XXXX, hardship is not noted. Trial was completed XX/XXXX - XX/XXXX and mod finalized XX/XXXX. Borrower paid timely until request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed in XXXX, last contactXX/XXXX to confirm ACH arrangements.

REASON FOR DEFAULT: XXXX income curtailment due to XXXX layoff

FORECLOSURE: Foreclosure referred prior to XX/XXXX, judgment submitted XX/XXXX was entered XX/XXXX. Sale set for XX/XXXX was postponed for loss mitigation, action canceled by mod.

BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431959396	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in XX/XXXX. No other contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower verified auto-draft payments were active in XX/XXXX, and asked about a refinance in XX/XXXX. No contact again until borrower requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning in XX/XXXX. Borrower resumed payments after deferral expiration, and set up auto-drafts in XX/XXXX. No further contact.

REASON FOR DEFAULT: XXXX-borrower not working. Borrower is self employed, and had reduced income in XX/XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431957278	3/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower declined auto-draft payments in XX/XXXX. No contact again until borrower requested XXXX assistance in XX/XXXX. Servicer approved a 3-month deferral, but only deferred the XX/XXXX payment, as borrower continued to pay. Borrower changed insurance carriers in XX/XXXX, and in XX/XXXX requested a new escrow analysis. No further contact.

REASON FOR DEFAULT: Divorce; borrower occupies the property. XXXX, reduced work hours.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430021131	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 2	BORROWER CONTACT: Comments from XX/XXXX through XX/XXXX contain no collection activity. Borrower reinstated 2 payments XX/XXXX after time off work for a family emergency, and remained current through request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed XX/XXXX. Last contactXX/XXXX ACH question.

REASON FOR DEFAULT: XXXX expenses for helping impacted family members

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431388467	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	NE	XXXX	Reinstatement 2	BORROWER CONTACT: There is occasional contact XXXX-XXXX for payment for account inquiry, borrower declines to discuss hardship until XX/XXXX loss mitigation request, hardship due to reduced work hours and medical issues. Assistance denied due to income $XXXX sufficient to maintain payment. Borrower reinstated to cure foreclosureXX/XXXX, little ongoing contact until assistance requested XX/XXXX. 1 payment was deferred XX/XXXX, timely payments resumed XX/XXXX. Last contact XX/XXXX to confirm ACH withdrawal.

REASON FOR DEFAULT: XXXX income curtailment due to reduced work hours.

FORECLOSURE: Referred to foreclosureXX/XXXX, reinstated prior to first legal.

BANKRUPTCY: BK7 discharged prior to XX/XXXX.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958843	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has struggled to make the monthly payments since history began in XXXX but able to bring the loan current. RFD due to curtailment of income and illness of borrower. Borrower was denied a mod on XX/XXXX; denial reason - cannot afford the payment. Borrower stated on XX/XXXX that she was not working due to illness but has gone back to work. Repayment was offered in XX/XXXX but borrower defaulted on the plan; application withdrawal was completed on XX/XXXX. Trial mod was approved on XX/XXXX and appears to have completed in XX/XXXX. Loan was modified effective XX/XXXX. NSF was processed in XX/XXXX. Borrower stated on XX/XX/XXXX that she was having medical issues. Borrower stated in XX/XXXX that she has been impacted by XXXX explaining that she is a realtor and not able to work. A 3 month deferral was approved and processed in XX/XXXX, XX/XXXX XX/XXXX and XX/XXXX. Last contact was on XX/XXXX, borrower requested a scheduled EZ pay. Scheduled ACH scheduled in XX/XXXX was also deleted. 2 payments applied in XX/XXXX were reversed.

REASON FOR DEFAULT: Borrower unemployment due to XXXX, borrower illness and curtailment of income.

FORECLOSURE: File was referred to FC on XX/XX/XXXX . FC file was closedXX/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

431957896	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower inquired about payment increase. Servicer stated it was due to recent Escrow Analysis.

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX  as borrower was laid off due to XXXX and requested assistance. It is unclear if borrower has since returned to work.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XXXX as owner occupied. Current property condition is unknown.

431957912	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower stated he would make a payment by the EOM. The next payment posted XX/XXXX. Servicer consistently attempts to contact borrower via Dialer with no recent response.

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX  as unable to work due to XXXX. It appears borrower has since returned to work because comments on XX/XXXX indicated there was no current hardship. Prior hardship in XXXX was excessive obligations.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XXXX as owner occupied. Current property condition is unknown.
431958269	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX called in and discussed workout options, as of XX/XXXX a complete workout packet was received. As of XX/XXXX a trial FB plan was set up, details of plan not noted. Plan was completed in XX/XXXX. Servicer received the signed MOD on XX/XX/XXXX and modified the loan, details of MOD not noted. Pay history shows due date rolled from XX/XXXX to XX/XXXX.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431956975	1/15/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower mentioned a financial hardship in XX/XXXX but didn't provide details or request assistance. Borrower asked about an escrow refund in XX/XXXX, and made a promise to pay online in XX/XXXX. Borrower was working abroad in late XXXX; the XX/XXXX payment was more than 30 days late. Borrower requested a due date change in XX/XXXX, and declined a verbal repay plan. Borrower verified no XXXX impact in XX/XXXX, and in XX/XXXX requested a pay history. Last contact was in XX/XXXX when borrower changed the scheduled payment date.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958008	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Welcome call completed XX/XXXX. Borrower stated XX/XXXX impacted by XXXX. Payment deferral completedXX/XXXX. Borrower requested payment options XX/XXXX. Last contact XX/XXXX borrower reviewed monthly statements.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: BK13 filed XX/XXXX discharged XX/XXXX.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XXXX; no indication property was affected.
431959636	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Per comments on XX/XXXX, borrower noted as accepting deferral agreement, agreement not reflected in PH. Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral on XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower inquired about getting deferral for following month, advised to check back next month.

REASON FOR DEFAULT: Personal expenses and co-borrower unemployed due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BK noted on XX/XXXX, borrower informed that they are not liable for loan debt but property lien is still valid and enforceable. No details regarding chapter, filing date, case number and discharge date noted. No other BK activity noted.

PROPERTY: Hazard claim noted in XX/XXXX, claim classified as enhanced endorse and release, cause of loss was XXXX damage. Claim amount and repair status not specified, no other details provided. Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.
431958924	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact to schedule payment. Dispute noted XX/XXXX ; servicer reviewed payment history. Borrower confirmed paymentXX/XXXX. Borrower called to confirm insurance coverage XX/XXXX. Borrower requested new escrow analysisXX/XXXX. Borrower inquired about escrow letterXX/XXXX. Borrower inquired XX/XXXX to collect twice. Borrower statedXX/XXXX impacted by XXXX; hours cut at work. Payment deferral completedXX/XXXX,XX/XXXX andXX/XXXX. Borrower inquired about feesXX/XXXX. Borrower asked about late chargeXX/XXXX. Borrower stated XX/XXXX unable to make payment until end of month. Last contact XX/XXXX to make payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431957475	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower stated on XX/XXXX that RFD was due to excessive obligations. Borrower called in on XX/XXXX indicating that she has ben impacted by XXXX, explaining that she is a XXXX and had not been able to work for the last 3 weeks. Deferral was approved for 3 months, effective XX/XXXX - XX/XXXX. Escrow analysis statement was sent on XX/XXXX. Last contact was on XX/XX/XXXX , borrower called to inform that she is still not working due to XXXX. Loan is current.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .

431959392	3/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower filed a non-monitored insurance claim, DOL and reason for damages is unknown. Borrower took the insurance funds to a loXXl branch for endorsement, which was granted in XX/XXXX. No phone contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower made monthly payments via the website. In XX/XXXX, borrower applied online for XXXX assistance. Servicer granted a 3-month deferral beginning in XX/XXXX. Borrower resumed payments once the deferral expired. No phone contact with current servicer.

REASON FOR DEFAULT: XXXX; hardship details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959304	2/1/2021	12/18/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in on XX/XXXX regarding XXXX relief stating he was furloughed. Deferral was approved for 3 months; processed in XX/XXXX - XX/XXXX. Borrower called in on XX/XX/XXXX stating that he was scheduled to go back to work XX/XXXX and would not be able to make the XXXX payment. Loss mit review was initiated but workout was closed in XX/XXXX, borrower advised that he can resume making payments. Last contact was on XX/XXXX, borrower informed that the payment applied on XX/XXXX was intended to be applied for XX/XXXX, next due XX/XXXX; request currently pending for reversal.

REASON FOR DEFAULT: Borrower was furloughed due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: It appears that the borrower filed BK7; case is no longer active. No details regarding BK provided. The borrower stated on XX/XX/XXXX  that he reaffirmed the debt from his BK and wants the credit to be reported going forward. Borrower was advised that the documentation received shows it was an attempt to reaffirm and to request the completed reaffirmation  from the BK attorney.

PROPERTY: No property issues found.

431957877	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Comments start in XX/XXXX with loan being reviewed for modification. Last contact on XX/XXXX, borrower called to advise that she changed her legal name. Servicer advised to fax in proof. Borrower also requested assistance; servicer granted a one month deferment.

REASON FOR DEFAULT: RFD as of XX/XXXX, excessive obligations.  RFD per notes on XX/XXXX, hours temporarily reduced due to XXXX. Unable to determine if hours increased.

FORECLOSURE: FC closed and billed in XX/XXXX due to modification.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431958076	2/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was 1x 30 in XX/XXXX, otherwise the loan has been current. However, the borrower pays on the last day or two of the month almost every month. Servicer attempts to call the borrower many times every month but the only contact with the borrower was documented on XX/XXXX. No mention of working to bring loan current.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied. Loss draft for unknown amount processes in XX/XXXX, non monitored claim due to loan status and lender guidelines.

431958640	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower made a phone payment.

REASON FOR DEFAULT: No recent default. However, RFD was last noted on XX/XX/XXXX  as borrower works at a metal shop and is unable to work due to XXXX. It is unclear if borrower has since returned to work or if he's collecting any sort of income.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XX/XXXX as owner occupied. Current property condition is unknown.
431958717	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower requests assistance, a repayment plan is accepted. XX/XXXX Assistance application is withdrawn. Recently the borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XX/XXXX with payment arrangements being discussed.

REASON FOR DEFAULT: XX/XXXX Excessive obligations and car issues. XX/XXXX car issues. XX/XXXX None provided

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

419987676	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance XX/XXXX. 3 payments deferred XXXX-XX/XXXX, timely payments resumed XX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment due to work furlough

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Occupancy is not verified. No property issues noted.

431957273	3/1/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made monthly phone payments with prior servicer. XXXX incentive was applied in XX/XXXX. Loan transferred servicing in XX/XXXX, and borrower continued to pay by phone until she set up auto-draft payments in XX/XXXX. Final XXXX incentive applied in XX/XXXX. Borrower had an NSF payment in XX/XXXX, and requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning that month. No further contact. Borrower resumed payments after deferral expiration.

REASON FOR DEFAULT: XXXX - not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958285	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XXXX Borrower reports their work is still inconsistent due to the XXXX. The most recent contact was on XX/XXXX with hazard insurance policy being discussed.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958576	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called inXX/XXXX stating impacted by XXXX, Servicer offered deferment which borrower accepted. Deferral completed XX/XXXX deferring the XX/XXXX through XX/XXXX payments. Borrower on XX/XX/XXXX requested further assistance, servicer advised they will need a workout packet to complete review. On XX/XXXX borrower declined further assistance.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431488807	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact with the borrower was XX/XXXX with the borrower scheduling a payment. The borrower was impacted by XXXX due to temporary unemployment and were approved for a 3 month deferral beginning XX/XXXX.

REASON FOR DEFAULT: The RFD was temporary unemployment.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No bankruptcy activity

PROPERTY: No property issues noted

430197167	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX called in stating they were impacted by XXXX, servicer offered deferral and borrower accepted. Deferral completedXX/XXXX deferring 3 payments. No further assistance requested. Last contact XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959008	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic 30-delinquent in the last 3 years and 3x30 in the last 12 months, most recent reinstatement XX/XXXX. There is occasional borrower contact for phone payment or account inquiry, no discussion of hardship or loss mitigation. Last contact XX/XXXX.

REASON FOR DEFAULT: Income curtailment, details not provided

FORECLOSURE: N/A
BANKRUPTCY: BK7 filedXX/XXXX, dischargedXX/XXXX without reaffirmation .

PROPERTY: Property is owner occupied. No property issues noted.

431957769	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower defaulted on the XX/XX/XXXX 15 loan payment and loan was in foreclosure in XXXX. Unable to verify any foreclosure dates from comments. The loan reinstated XX/XXXX after litigation with borrower filing complaint with XXXX regarding fraudulent origination and servicing of the loan after the reinstatement. No additional comments regarding fraud noted in XXXXX/XXXX comments. Borrower received a 3 month XXXX deferral in XXXX due to income reduction. Loan has been paid as agreed since the deferral. The borrower has been somewhat cooperative with last contact XX/XXXX regarding payment.

REASON FOR DEFAULT:  Income reduction

FORECLOSURE:  Prior FC, however, unable to verify any foreclosure dates from comments.

BANKRUPTCY:  No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
431958187	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower stated she would make the payment due by the end of that month. The next payment posted XX/XXXX, promise kept. Borrower has declined Loss Mit assistance. Servicer has made consistent Dialer attempts to contact borrower with no success. The last attempt was made on XX/XX/XXXX .

REASON FOR DEFAULT: No recent RFD provided for slow payments in the past year. Prior RFD was noted on XX/XXXX as death in the family.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Comments on XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs on XX/XXXX. There were no comments indicating subject was effected by the XXXX.
431958780	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Servicer notes review for workout at start of history; servicer requesting additional documents. Hardship noted due to reduced income. Mod workout deniedXX/XXXX; insufficient income. Illness in borrowers family noted XX/XXXX . Borrower interested in ACH XX/XXXX. Borrower called to confirm insuranceXX/XXXX. Borrower stated XX/XXXX impacted by XXXX. Payment deferral completedXX/XXXX,XX/XXXX andXX/XXXX. Last contactXX/XXXX servicer advised of step rate.

REASON FOR DEFAULT: Curtailment of income. Family illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431958434	3/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted. Majority of contact to schedule payments. Welcome call completed with new servicer XX/XXXX. Borrower noted XX/XXXX impacted by XXXX; reduction of hours. Payment deferral completed XX/XXXX. Servicer confirmed payment deferrals XX/XXXX; advised borrower to pay escrow shortage. Deferral completedXX/XXXX andXX/XXXX. Borrower confirmedXX/XXXX would resume making payments. Last contact XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notesXX/XXXX BK discharge; terms of filing not provided.

PROPERTY: Property occupancy is unknown. XXXX disaster area noted XX/XXXX.
431957362	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic 30-60 delinquent prior to deferral of 3 payments XX/XXXX. Borrower was in contact for occasional phone payments but declines to discuss financials or loss mitigation until request for deferral XX/XXXX. Timely payments resumed in XX/XXXX, last contact XX/XXXX to confirm ACH setup.

REASON FOR DEFAULT: XXXX RFD: excessive obligations.  XXXX RFD: family illness.  XXXX: income curtailment for medical leave

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

430197753	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XX/XXXX relief expires. The most recent contact was on XX/XX/XXXX , the borrower requests additional XXXX assistance, a verbal payment plan is offered, but borrower declines.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958039	2/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No borrower contact noted. Comments on XX/XXXX indicate borrower completed the online questioner stating they have been impacted by COIVD but still have ability to make monthly payments. No assistance was offered.

REASON FOR DEFAULT: XXXX

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

418348144	3/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact with the borrower is limited to PTPs, draft payments and checking on escrow accounts. Borrower called on XX/XXXX wanting to know about how the XXXX deferral program worked.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959539	2/1/2021	1/21/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated effected by XXXX, servicer offered a deferral which was accepted by borrower. Deferral completedXX/XXXX deferring 3 payments. No further assistance requested. Last contact XX/XXXX borrower and servicer discussed loan details.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

418920099	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower stated on XX/XXXX that a double payment was showing out of her checking account and was advised that only 1 payment was processed in the system and to contact her bank. Borrowers have been impacted by XXXX; borrower stated on XX/XXXX that her work has been reduced. Borrower was approved for a 3 month deferral; processed in XX/XXXX - XX/XXXX. Borrower submitted a XXXX questionnaire on XX/XXXX and appears to have received 1 more deferral, processed on XX/XXXX. Loan is current.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958324	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loss mitigation requested in XX/XXXX. Borrower stated on XX/XXXX that BK ended in XX/XXXX. Last contact on XX/XXXX, co-borrower called to set-up ACH payments.

REASON FOR DEFAULT:  Borrower stated in XX/XXXX, that they were affected by XXXX but did not indicate why. RFD per notes on XX/XXXX, borrower passed away.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: BK13 filed on XX/XXXX; discharged on XX/XXXX.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

430562245	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Workout received in XX/XXXX as of XX/XXXX a trial FB plan was set up which was completed, details of plan not noted. Loan modified in XX/XXXX only details available UPB $XXXXXXX.XX, ratX%, payment $XXXX and due date rolled from XX/XXXX to XX/XXXX. Borrower on XX/XXXX stated effected by XXXX, servicer offered deferral which was accepted. Deferral completed deferring the XX/XXXX through XX/XXXX. Last contact XX/XXXX borrower and servicer discussed loan details.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958946	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for repayment plan on XX/XXXX, completed on XX/XXXX. Last contact on XX/XXXX, borrower called regarding XXXX damage in bathroom and endorsement check (see 'PROPERTY' for details) and made payment.

REASON FOR DEFAULT: No RFD provided.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Co-borrower called on XX/XXXX about XXXX damage in bathroom and that she received check for endorsement, was provided with instructions on where to send check, no details regarding claim, extent of damage, claim amount or status of repairs provided. No other property issues noted. DOL and COL are unknown.

431957824	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contactXX/XXXX borrower made a payment over the phone which posted same day. Borrower get paid at end of month. No workout offered to borrower.

REASON FOR DEFAULT: Curtailment of income

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957326	1/1/2021	12/29/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan delinquent in XX/XXXX, RFD was employment transfer. Reinstated and was current until missing the XX/XXXX payment, rolling 30 until XX/XXXX when borrower lost her job due to XXXX. Workout completed, mod approved and signed mod was returned XX/XXXX, mod terms were updated on the system XX/XXXX. Borrower has made the first three payments but missed the XX/XXXX payment. on XX/XX/XXXX coborrower advised husband would make the payment that day. Nothing further.

REASON FOR DEFAULT:  Borrower unemployment, income curtailment

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY: Owner occupied. Property is located in XXXX declared  disaster area, XX XXXXs XX/XXXX. No indication property has been impacted.

431957847	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called in XX/XXXX stating they were impacted by XXXX, servicer completed a 3 month deferral on XX/XXXX deferring the XX/XXXX through XX/XXXX payments. Last contact XX/XXXX borrower made a payment over the phone which posted XX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957812	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic 30-delinquent throughout XXXX prior to most recent reinstatement in XX/XXXX due to borrower unemployment in XXXX and job changes in XXXX. There is occasional contact throughout delinquency but no formal loss mitigation until request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed in XX/XXXX, last contact XX/XXXX payment inquiry.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431959233	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Welcome call completed XX/XXXX. Borrower inquired about insurance paymentXX/XXXX. Borrower requested tax documentXX/XXXX. Borrower inquired about amount due XX/XXXX. Borrower statedXX/XXXX impacted by XXXX; out of work. Payment deferral completed XX/XXXX,XX/XXXX andXX/XXXX. Borrower stated XX/XXXX able to resume payments. Last contact XX/XXXX to make payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. Borrower statedXX/XXXX having electrical issues in home; used as home daycare. No indication hazard insurance claim has been filed.
430197475	2/1/2021	12/30/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX A deferment is completed. XX/XXXX Borrower will try and bring the account current by the end of the month, assistance is declined . XX/XXXX Borrower is applying for loss mit assistance. XX/XXXX A mod brings the account current. Since the mod, the account has been kept current with no significant activity. Borrower has been cooperative. The most recent contact was on XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: XX/XXXX Unemployment. XX/XXXX Illness of family member.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958715	2/15/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower enters a repayment plan on XX/XXXX. Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XX/XXXX when the borrower calls to check on the escrow accounts.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations.  The borrower had two deaths in the family and they had to assist with the expenses.  She is working full time, but he has retired from a more permanent position.  Notes also show that they are receiving a military allotment.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958921	1/1/2021	12/30/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact to schedule payment. Skip trace efforts noted XX/XXXX . Welcome call completed XX/XXXX. Borrower requested assistance with online accessXX/XXXX and againXX/XXXX. Borrower requested copy of noteXX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431957340	2/1/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Several times 30 days delinquent in XXXX, RFD curtailment of income. Loan was current from XX/XXXX to XX/XXXX when borrower call for XXXX assistance. RFD was reduction in work houXX/XXcame. Borrower was granted deferrals in XXXX, XXXX and XX/XXXX. Missed XX/XXXX payment, RFD remains income curtailment. Loan has been current since XX/XXXX.

REASON FOR DEFAULT:  Income curtailment since XXXX

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

418346258	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower statedXX/XXXX impacted by XXXX; loss of hours. Payment deferral completed XX/XXXX. Co-borrower indicated death of borrowerXX/XXXX. Servicer confirmed receipt of death cert XX/XXXXX. Servicer confirmed receipt of workout packetXX/XXXX; however incomplete. Borrower confirmed income XX/XXXX. Payment deferral completedXX/XXXX andXX/XXXX. Borrower again confirmed hardshipXX/XXXX due to husband death; applying for Mod workout. Stip to Mod offered XX/XXXX. Last contactXX/XXXX reviewed Mod agreement.

REASON FOR DEFAULT: Curtailment of income.  Death of borrower.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431959168	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was 1x30 in XXXX due to car repairs, performing from XX/XXXX until web request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed in XXXX, last contact XX/XXXX to request more XXXX assistance. Servicer advised no further assistance was available, borrower declined to discuss further.

REASON FOR DEFAULT: XXXX income curtailment, details not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958158	1/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. XXXX incentive applied in XX/XXXX. Loan transferred servicing in XX/XXXX. No contact with borrower until XX/XXXX when he requested XXXX assistance. Servicer granted a 3-month deferral beginning in XX/XXXX. No further contact with borrower, who has continued to struggle with 30-day delinquencies.

REASON FOR DEFAULT: XXXX, not working and no UE benefits.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958192	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower called to make escrow payment.

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX  as reduction of income due to partner's business closed. Borrower previously stated on XX/XX/XXXX  RFD as loss of her work hours due to XXXX and requested payment deferment assistance. It is unclear if borrower's hours have since increased or if partner has obtained work.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.

431957179	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Coborrower deceased in XXXX. Borrower on fixed income, SSI and railroad pension. Mod denied in XX/XXXX, recommended short sale but borrower rejected that option, intends to keep home. Borrower kept loan current until XX/XXXX when she contacted servicer - RFD XXXX related, loss of self employment income. Borrower was granted deferrals in XXXX, XXXX and XX/XXXX. Excepting the deferrals, the loan has been current for the last 36 months. In XX/XXXX borrower (last contact) noted she might be selling the home and on XX/XXXX a payoff quote was sent out.

REASON FOR DEFAULT:  Income curtailment due to XXXX, loss of self employment resources

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied.

431959633	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX incentive payment applied as principal curtailment payments in XX/XXXX and XX/XXXX. Borrower noted as approved for repayment plan on XX/XXXX, closed on XX/XXXX due to failure to make payments. Borrower approved for trial mod in XX/XXXX, final mod approved on XX/XXXX, signed mod docs received from borrower on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower inquired about bank wire information and address for XXXX, address was provided.

REASON FOR DEFAULT: Borrower wife unemployed and excessive obligations.

FORECLOSURE: Loan referred to FC on XX/XXXX, placed on hold for missing assignment on XX/XXXX and for loss mit on XX/XXXX, FC closed on XX/XXXX with completion of mod.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUES: Missing assignment noted on XX/XXXX, assignment completed on XX/XXXX. No other title issues noted.
431489509	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX A mod is denied. XX/XXXX Borrower is working with loss mit, but defaults on the workout in XX/XXXX. Shortly after the default, the account is referred to FC. A modification brings the account current again in XX/XXXX. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XXXX with an escrow shortage being discussed.

REASON FOR DEFAULT: XX/XXXX Unemployment. XX/XX/XXXX.

FORECLOSURE: N/A Account is referred to FC. Reinstated via a mod in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957156	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower missed a payment in XX/XXXX, RFD excessive obligations and made up the payment the following month. Borrower requested deferral in XXXX but wasn't available, never missed the payment. Otherwise current until XX/XXXX when borrower contacted servicer about reduction in income related to XXXX, stated he had to assist family but no specifics. Servicer granted deferrals for XXXX, XXXX and XX/XXXX payments. Servicer opened workout in XX/XXXX but financial package never completed. Borrower has been able to keep payments current through XX/XXXX but complete workout package hasn't been received. Last contact wasXX/XXXX.

REASON FOR DEFAULT:  Income reduction related to XXXX, assisting family.

FORECLOSURE:  No FC activity.

BANKRUPTCY:  No BK activity.

PROPERTY: Property is owner occupied.

431957858	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XXXX, borrower stated he made too many payments on the website and one would be returned NSF.

REASON FOR DEFAULT: RFD as of XX/XXXX, excessive obligations. RFD per notes on XX/XX/XXXX , employment impacted due to XXXX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: BK7 filed on XX/XXXX; discharged in XX/XXXX.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
419988070	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower requesting a copy of their escrow analysis. The borrower was impacted by XXXX due to temporary unemployment or reduction of hours and were approved for a deferral of 3 payments beginning XX/XXXX.

REASON FOR DEFAULT: The reason for default was either temporary unemployment or reduction of hours worked.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

430562320	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic delinquent XX/XXXX through cure of 2 payments deferred XX/XXXX. Borrower maintained contact for phone payment, hardship caused by car repairs, medical bills. Borrower paid timely until request for assistance XX/XXXX. 3 payments deferred XXXX-XX/XXXX and timely payments resumed in XXXX with no further contact after XX/XXXX confirstion of deferral details.

REASON FOR DEFAULT: RFD XXXX: excessive obligations. RFD XXXX: XXXX income curtailment, details not provided.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958912	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Welcome call completed XX/XXXX; borrower inquired about property taxXX/XXcarance paid. Borrower unaware of payment delinquency XX/XXXX; thought on ACH. Borrower stated XX/XXXX impacted by XXXX; was laid off. Payment deferral completed XX/XXXX,XX/XXXX andXX/XXXX.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: BK13 filed XX/XXXX; dischargedXX/XXXX.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XXXX; no indication property was affected.
431958024	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower stated in XX/XXXX that they were waiting on insurance funds due to XX/XXXX, but comments do not indicate that the subject was damaged. Last contact on XX/XXXX, borrower requested a deferment granted for the XX/XXXX payment. Servicer advised if she can not make the payment once it becomes due to call back and then they can see if the loan qualifies for another deferment.

REASON FOR DEFAULT: Borrower ill as of XX/XXXX. RFD as ofXX/XXXX, borrower's employment impacted by XXXX. RFD per notes on XX/XXXX, borrower has XXXX and is in the hospital.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

Deferment granted in XX/XXXX, XX/XXXX, and XX/XXXX.
431959556	2/15/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in XX/XXXX, and again in XX/XXXX; no other contact with prior servicer. Loan transferred servicing in XX/XXXX. Servicer offered a repay plan in XX/XXXX, borrower declined , stating payment was too high. Borrower requested a XXXX statement in XX/XXXX, and again declined assistance. Borrower called in most months to make a phone payment, and made a lump sum payment in XX/XXXX to reinstate the account; servicer advised borrower of an escrow shortage. Borrower made a payment without escrow in XX/XXXX, and in XX/XXXX made a double payment to reinstate a delinquency from the previous month; the XX/XXXX payment was more than 30 days late. Borrower made another payment without escrow in XX/XXXX, and had monthly contact with servicer during phone payment. Last contact was in XX/XXXX, when borrower stated her intent to repay the escrow balance over the next several months.

REASON FOR DEFAULT: XXXX-medical bills

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431489834	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had sporadic 30-day delinquencies in XXXX; no contact until after servicing transfer in XX/XXXX. Borrower made a double payment in XX/XXXX to reinstate the account. Borrower gave sporadic promises to pay until he requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral. Borrower resumed payments in XX/XXXX. Only other contact was in XX/XXXX when borrower requested a website password reset.

REASON FOR DEFAULT: XXXX-not provided. XXXX-XXXX, reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957133	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower called in and had recent principal curtailment payment reposted towards prior NSF and late charges.

REASON FOR DEFAULT: RFD was last noted on XX/XXXX as curtailment of income. Borrower first stated loss of income on XX/XX/XXXX  due to XXXX shutdown.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XX/XXXX as owner occupied. Current property condition is unknown.
431958565	1/1/2021	12/16/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Comments on XX/XX/XXXX indicate servicer approved a trial FB plan for 3 months starting XX/XXXX through XX/XXXX. Comments indicate plan was completed. Loan modified in XX/XXXX, appears form comments MOD was a step rate with beginning rate of X% and payment of $XXXX90; no further details noted. Appears borrower financially qualified. Borrower on XX/XX/XXXX stated impacted by XXXX and requested assistance, servicer offered a deferral which borrower accepted. Deferment completed XX/XXXX deferring the XX/XXXX through XX/XXXX payments. Last contactXX/XXXX borrower stated they need assistance which servicer advised was not available. Borrower then stated they were offered a 6 month repayment plan with payments of $XXXX52; comments do not indicate a repayment plan was not offered. Nothing further discussed.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431958438	2/1/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted. Majority of contact with borrower to schedule payments. Borrower calledXX/XXXX to bring account current. Recent contact with borrower to review payment application. Borrower requested tax documentXX/XXXX. Borrower statedXX/XXXX impacted by XXXX. Payment deferral completedXX/XXXX,XX/XXXX andXX/XXXX. Borrower statedXX/XXXX still struggling due to XXXX. Borrower stated XX/XXXX planning on refinance. Last contactXX/XXXX borrower stated principal curtailment payments being misapplied.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
418799671	2/10/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower discussed making payments with Servicer and was trying to get payments caught up. Servicer offered repayment plan but bad connection and call was dropped. No recent attempt to contact borrower since account has been current.

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX  as excessive obligations due to medical bills.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy status was not provided in comments.  Current property condition is unknown.

418799681	1/16/2021	1/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Welcome call completedXX/XXXX. Borrower statedXX/XXXX impacted by XXXX; job was closed. Payment deferral completed XX/XXXX,XX/XXXX andXX/XXXX. Borrower statedXX/XXXX requesting payment deferral; medical issue and home repair expense. Last contact XX/XXXX to make payment.

REASON FOR DEFAULT: Borrower unemployment. Insufficient income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431019216	2/1/2021	1/21/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower verified payment amount and made a promise to pay in XX/XXXX. Borrower had monthly contact with servicer due to sporadic default on account, and accepted a verbal repay plan in XX/XXXX.Servicer then approved a XXXX hardship, despite borrower requesting a deferment for basement flood repairs. Servicer granted a 3-month deferral, and borrower resumed monthly phone payments in XX/XXXX. Last contact was a phone payment in XX/XXXX.

REASON FOR DEFAULT: Excessive obligations, home repairs (windows)

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BK7, details not provided

PROPERTY: Unknown occupancy. Asked about flood insurance in XX/XXXX. Borrower's basement flooded, but borrower finished the repay plan in XX/XXXX. Borrower reported XXXX damage to the property in XX/XXXX, but was denied insurance coverage as insurance didn't cover flooding. COL is unknown.

431958313	1/15/2021	12/30/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XXXX, borrower stated would make arrangements on website.

REASON FOR DEFAULT:  RFD is unknown.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431957893	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower inquired about removing co-borrower's name. Servicer advised would have to refinance loan.

REASON FOR DEFAULT: No recent payment default. RFD for slow payment in XX/XXXX is unknown. Servicer waived late fee.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found. However, borrower had a prior BK Chapter 13 filed in XXXX and dischargedXX/XXXX.

PROPERTY: Current property occupancy was not mentioned in comments. Comments on XX/XXXX indicated subject property was located in a designated XXXX disaster area due to XX/XXXXs on XX/XXXX. Comments did not indicate subject was effected by the XXXX.

431489857	2/17/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Welcome call was completed when the borrower called in on XX/XXXX. Borrower called in on XX/XX/XXXX stating that he was unemployed due to XXXX. Borrower was approved for a 3 month deferral, processed in XX/XXXX, XX/XXXX and XX/XXXX. Last contact was on XX/XXXX, borrower stated that he was not in need of loss mit or XXXX assistance.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957697	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower declined payment assistance in XX/XXXX and in XX/XXXX; no other contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower had monthly contact with servicer, and declined assistance again in XX/XXXX. Contact became more infrequent in early XXXX. Borrower began making double payments in XX/XXXX; loan reinstated in XX/XXXX and had since remained current. Borrower makes monthly phone payments; last contact was in XX/XXXX.

REASON FOR DEFAULT: XXXX-Income curtailment, excessive obligations. XXXX-borrower unemployment for six months. XXXX-borrower unemployment due to XXXX, spouse also unemployed

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957969	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 2	BORROWER CONTACT: Comments indicate borrower sent in a workout packet in XX/XXXX, as of XX/XXXX MOD sent to borrower but never returned so canceled. Last contact XX/XXXX borrower made a payment over the phone which posted XX/XXXX.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958011	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower inquired about ACH XX/XXXX. Borrower stated XX/XXXX impacted by XXXX; only source of income and has been temporarily laid off from work. Payments deferred XX/XXXX.XX/XXXX andXX/XXXX. Borrower stated XX/XXXX still struggling to make payments. Servicer advised to submit workout application. Borrower setup ACH paymentsXX/XXXX. Borrower called to inquire why ACH not draftedXX/XXXX. Borrower statedXX/XXXX assistance not needed. Last contactXX/XXXX requesting tax form.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431959419	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; borrower was not happy with the $XXXXharge to pay online. Borrower had two 30-day delinquencies in XXXX, no contact with borrower until XX/XXXX when he applied online for XXXX assistance. Servicer granted a 3-month deferral beginning in XX/XXXX. Borrower resumed payments after deferral expiration. No phone contact with servicer since loan transfer.

REASON FOR DEFAULT: XXXX-not provided. XXXX-XXXX; hardship details not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431957644	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower fell behind on the loan in XXXX and demand letters were sent. Borrower stated that RFD was due to curtailment of income, medical, and going through divorce. Loss mit review was initiated in XX/XXXX but the borrower did not qualify for a mod due to no imminent default. Mod denial was sent in XX/XXXX. Borrower stated on XX/XXXX that she was back to receiving her full pay (sick leave reinstated), also stated that she had to get a new car because she was in a car accident and totaled her car. Borrower stated on XX/XXXX that she sent the XXXX payment to the prior servicer and explained in XX/XXXX that she would make a payment on XX/XX/XXXX and another one on XX/XX/XXXX . Loss mit review was initiated but borrower did not qualify due to positive NPV and was denied repayment and deferral In XX/XXXX. Borrower was able to bring the loan current in XX/XXXX. Borrower called in on XX/XXXX indicating that the place she was working at closed down due to XXXX and requested FB. A 3 month deferral was approved and processed in XX/XXXX - XX/XXXX. Borrower inquired about the increase in payment on XX/XXXX and was advised that it was due to escrow shortage; borrower stated that she felt it was not right due to XXXX and was advised servicer did not set her tax and insurance amounts and to reach out to the insurance provider and taxing authority. Last contact was on XX/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Borrower's place of employment closed down due to the XXXX, curtailment of income, and divorce.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

431959159	2/1/2021	12/31/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower letting the servicer know they are now employed and do not need assistance. The borrower was impacted by XXXX due to temporary unemployment. The borrower was approved for 2 months of payment deferrals beginning with the XX/XXXX payment. The borrower was back working and did not need any additional assistance.

REASON FOR DEFAULT: The reason for default was temporary unemployment.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431958444	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted. Borrower statedXX/XXXX impacted by XXXX; rental property and tenant not paying. Payment deferral completed XX/XXXX,XX/XXXX andXX/XXXX. Borrower called to confirm payment XX/XXXX. Last contact XX/XXXX borrower requested additional 2-month extension.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is non-owner occupied. No property damage noted.
431958727	1/1/2021	12/21/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower agrees to a verbal repayment plan. XX/XXXX Payment plan is completed. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XXXX Borrower calls in asking if they can make payment on a credit card, RFD is curtailment of income. The most recent contact was on XX/XX/XXXX with XXXX assistance options being discussed.

REASON FOR DEFAULT: XX/XXXX Excessive obligations. XX/XX/XXXX. XX/XXXX curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957534	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show that the borrower is working on a modification with a prior servicer. The wife calls on XX/XXXX to make a payment and the servicer tells her to have the husband add her as an ATP. Borrower accepts the XXXX deferral starting in XX/XXXX. The final contact is on XX/XX/XXXX when the ATP calls to make a payment.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a slowness in the business.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959127	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX incentive payment noted on XX/XXXX. No loss mit activity noted. Last contact on XX/XXXX, borrower called to change account information and add third party to account.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. Borrower called on XX/XXXX to start a claim, was offered insurance department, no other details provided. No property issues noted.

430562036	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was 5x30 in XXXX, borrower was denied loss mitigation XX/XXXX for insufficient income and rolling delinquency was cured XX/XXXX with deferral of 1 payment. Borrower paid timely until request for assistance. Borrower is on fixed income, hardship is noted as "financial difficulties." 1 payment deferred XX/XXXX, timely payments resumed XX/XXXX, last contact XX/XXXX account inquiry.

REASON FOR DEFAULT: XXXX relief, details not provided.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957274	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior servicer granted a one-month deferral in XX/XXXX for disaster relief. Borrower was offered additional disaster relief in XX/XXXX, and accepted a disaster FB plan. Loan transferred servicing in XX/XXXX. Loan reinstated in XX/XXXX. Borrower requested disaster relief in XX/XXXX due to an earthquake. Servicer granted a 3-month disaster relief plan, and in XX/XXXX completed a 3-month deferral. Borrower requested XXXX relief in XX/XXXX, and servicer granted a 3-month deferral. Borrower resumed payments after deferral expiration. Last contact was a phone payment in XX/XXXX.

REASON FOR DEFAULT: XXXX-XXXXs, borrower not working. XXXX-earthquake. XXXX-XXXX, not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957198	2/15/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower fell behind on the loan in XXXX and demand letters were sent. Borrower entered into a repayment plan effective XX/XXXX, completed the plan in XX/XXXX but fell behind on the loan shortly after. RFD was due to excessive obligations. Borrower declined loss mit on XX/XXXX. Borrower was able to bring the loan current; loan has remained current since XX/XXXX with only minor delinquency. NSF was processed in XX/XXXX but payment was replaced, there was also a missed payment in XX/XXXX but 2 payments were received the following month, keeping the loan current. Step rate notification was sent on XX/XXXX9. Escrow analysis was sent on XX/XXXX. Last contact was in XX/XXXX, borrower called in reference to payment adjustment on the loan.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959041	3/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The only contact in the past 2 yrs was on XX/XX/XXXX , borrower reports they have been impacted by XXXX, a deferral is completed.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959121	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX incentive payments applied as principal curtailment payments in XX/XXXX and XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to schedule payment.

REASON FOR DEFAULT: Temporary unemployment due to XXXX and curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431957136	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower called in, discussed account and set up a payment. The next payment postedXX/XXXX.

REASON FOR DEFAULT: No RFD provided for the past year. Last RFD was noted on XX/XXXX as death in the family.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XX/XXXX as owner occupied. Comments on XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs on XX/XXXX. Comments did not indicate subject property was effected by the XXXX.
431957161	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Other than slow pay in early XXXX, RFD excessive obligations, loan mostly current until XX/XXXX. Borrower pays on the last day of the month because that's when they get paid, declined any assistance offered. Borrower had NSFs in XXXX and XX/XXXX, RFD was income curtailment due to XXXX. Borrower is XXXX driver and with flights being cancelled he has fewer rides. Borrower was granted deferrals for XXXX, XXXX and XXXX payments. He was able to resume payments in XX/XXXX and has been current since then. Last contactXX/XXXX, borrower maintains good contact with servicer.

REASON FOR DEFAULT:  Income curtailment, XXXX driver during XXXX.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY: Property is owner occupied. In XX/XXXX property was in XXXX declared  disaster area, XX XXXXs. Borrower advised property is not affected by the XXXX.

431957967	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contactXX/XXXX borrower made a payment over the phone which postedXX/XXXX. Nothing further discussed and no workout requested.

REASON FOR DEFAULT: unknown

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959564	3/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was on a trial mod plan; modification was completed in XX/XXXX. Borrower made monthly phone payments, and asked about assistance options in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower made most payments via the IVR. In XX/XXXX, co-borrower became unemployed. Borrower missed the XX/XXXX payment, but reinstated the following month. Borrower had another missed payment in XX/XXXX that reinstated the following month, and borrower has since remained current. Minimal contact over the past year. Borrower confirmed no impact from a XXXX disaster in XX/XXXX, and verified the current loan status in XX/XXXX. Borrower also wanted to add his son and spouse to the mortgage; servicer advised borrower to refinance.

REASON FOR DEFAULT: Not provided. XXXX-excessive obligations, co-borrower unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957016	1/1/2021	12/7/2020	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, an unauthorized third party named XXXX called to request payoff quote. Said he is on the deed and has provided authorization. The UTP was working with the XXXX previously and is noted that he is allowed payoff and reinstatement quotes, but nothing more. The notes from late XXXX indicate that he held the 2nd lien and foreclosed so he is now in title to the property. The borrower called in XX/XXXX saying the UTP gave him a reverse mortgage and shouldn't have had to pay but he foreclosed anyway. The borrower felt he was defrauded but no record of contact with the borrower since that time. On time payments have been received throughout the past 12 months but just recently rolled delinquent.

REASON FOR DEFAULT: No RFD documented in the contact history.

FORECLOSURE: A third party named XXXX held a 2nd lien and completed a foreclosure on the property in late XXXX. No foreclosure activity found involving this loan.

BANKRUPTCY: No BK activity found.

PROPERTY: Unable to confirm the current occupancy. No indication of damage or ongoing repairs.
431957292	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to discuss further XXXX relief options and was advised to complete post survey for additional relief options. No record of further contacts. The borrower began requesting workout options in XX/XXXX and three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being out of work due to the XX/XXXX. Unclear if hardship is ongoing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958961	2/1/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for deferral on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower advised of cure amount, borrower made payment.

REASON FOR DEFAULT: Curtailment of income and borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431959201	3/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower declines loss mit assistance. The only contact in the pas year was on XX/XXXX, the borrower reports they have been impacted by XXXX, a deferral is completed.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430571974	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX. the borrower called to check on the ACH since payment didn't draft, was advised it was due to a weekend. The borrower appears to be cooperative during noted conversations. Workout options were requested in XX/XXXX and three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and was not working. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The current occupancy is unknown. No indication of damage or ongoing repairs.
431958782	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower offered and accepted 6 month repayment plan as of XX/XXXX, plan defaulted on XX/XXXX. Borrower inquired about assistance options on XX/XXXX, borrower declined assistance on XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XXXX, final mod approved on XX/XXXX, signed mod docs received from borrower on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: Borrower unemployment, property problems and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431959226	1/1/2021	12/15/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No recent significant activity was found. Borrower has not been very responsive. The most recent contact was on XX/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
418347931	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Appears borrower was in midst of mod review prior to start of contact history, final mod approved on XX/XXXX, signed mod documents received from borrower on XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, approved for 1 month deferral as of XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: medical bills cue to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
418742555	2/7/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXX when the borrower says that they will be looking to replace the LPI.

REASON FOR DEFAULT:  Notes from XX/XX/XXXX  shows the RFD to be that the borrower has been furloughed.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959032	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to XX/XXXX request for assistance except for missed payment XX/XXXX, cured XX/XXXX with no hardship noted. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed XX/XXXX, last contact XX/XXXX phone payment.

REASON FOR DEFAULT: XXXX income curtailment, details not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. Borrower inquired about status of insurance claimXX/XXXX, no details provided about damages or repairs. COL and DOL are unknown.

431958142	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with borrower found. REASON FOR DEFAULT: No RFD given FORECLOSURE: No foreclosure issues found. BANKRUPTCY: No bankruptcy issues found. PROPERTY: No property issues found.
431957124	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when XXXX interest was explained to borrower.

REASON FOR DEFAULT:  No recent default however, RFD was last noted on XX/XXXX as borrower fell behind due to previous unemployment that ended XX/XXXX.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Comments on XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs on XX/XXXX. Comments did not indicate subject property was effected by the XXXXs.
431958866	2/1/2021	1/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance XX/XXXX except for NSF return XX/XXXX that was not cured until XX/XXXX, borrower declined to discuss account. Two payments were deferred in XX/XXXX and XX/XXXX; timely payments resumed with no contact since XX/XXXX request for paperless statements.

REASON FOR DEFAULT: XXXX employment lockdowns

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957922	3/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower failed to make the XX/XXXX payment and a demand notice was sent on XX/XXXX. Borrower called in on XX/XXXX to schedule a payment; 2 payments were applied on XX/XXXX bringing the loan current. Borrower inquired about deferral in XX/XXXX. Loan was deferred in XX/XXXX. Deferral was processed in XX/XXXX and XX/XXXX. RFD - borrower stated that she was laid off due to the corona virus. Last contact was on XX/XXXX, borrower called for web assistance. Loan is current.

REASON FOR DEFAULT: Borrower was laid off due to the XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431489544	3/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower was called to return Mod agreement. Borrower stated her husband was returning the next week and they would get it signed and return by XX/XXXX. modification was completed. Last attempt to contact borrower was on XX/XXXX.

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX  as excessive obligations. No recent default provided for slow payments.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy status was not provided in comments.  Current property condition is unknown.

431958573	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer is speaking with an authorized 3rd party. Last contact XX/XXXX 3rd party request the auto pay on XX/XXXX be stopped as not enough funds, servicer advised could not stop auto pay which came back NSF on XX/XXXX. Comments do not indicate borrower has requested a workout.

REASON FOR DEFAULT: Unknown

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431957951	1/15/2021	12/31/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX borrower stated they would make payment by XX/XXXX. Borrower called in and made payment on XX/XXXX by automated phone pay system.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957268	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had two 30-day delinquencies in XXXX that were both reinstated the following month with a double payment. Borrower had monthly contact with servicer, and declined payment assistance. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower continued to have monthly contact with servicer through phone payments, and in XX/XXXX requested XXXX assistance. Servicer granted a 3-month deferral beginning that month. Borrower resumed phone payments after deferral expiration. Last contact was a phone payment in XX/XXXX.

REASON FOR DEFAULT: XXXX-Excessive obligations, income curtailment due to business failure. XXXX-XXXX, not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957727	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a double payment in XX/XXXX, and another in XX/XXXX to reinstate the account. Loan transferred servicing in XX/XXXX, and borrower set up auto-draft payments. No contact until borrower requested XXXX assistance online in XX/XXXX. Servicer granted a 3-month deferral plan beginning that month. Last contact was in XX/XXXX when borrower verified deferral. Borrower resumed payments after deferral expiration.

REASON FOR DEFAULT: XXXX-Income curtailment, spouse unemployment. XXXX-XXXX, both borrowers not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431958397	2/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 2	BORROWER CONTACT: The borrowers are under a repayment plan per notes of XX/XXXX. Notes from XX/XXXX show that the borrower is not interested in the unemployment and on XX/XXXX the borrower has been approved for a mod. Trial payments are completed and borrower closes on a permanent modification per notes of XX/XXXX. Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XX/XXXX when the borrower calls to make a phone payment.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be unemployment and a curtailment in income.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

430562674	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: As ofXX/XXXX comments indicate servicer set up a trial FB plan, date loss mit packet received unknown. The trial FB plan ran from XX/XXXX through XX/XXXX with a payment of $XXXXPlan completed and loan was modified in XX/XXXX, details new UPB $XXXXXXX.XX, ratX%, payment $XXXX08 no further details. Last contactXX/XXXX borrower requested website password be reset which servicer completed.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: Comments on XX/XXXX indicate property damage, wind damage to roof on XX/XX/XXXX 16.  Claim was filed date filed not noted.  Unable to determine full hazard claim funds amount, as of XX/XXXX inspection shows X% complete and final funds of $XXXXXXX.XX released.  Claim is closed.

431956941	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated 2 payments XX/XXXX, hardship unknown due to no contact. Loan remained current until request for assistance XX/XXXX due to temporary unemployment. 2 payments were deferred XXXX-XX/XXXX, borrower reinstated in XX/XXXX and remains current with no contact sinceXX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

418351710	3/1/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show that the borrower is making trial mod payments. Trial payments are made and borrower signs a modification on XX/XXXX. Borrower accepts a two month XXXX deferral in XX/XXXX.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959647	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed XX/XXXX, last contactXX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment due to job shutdown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958711	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show to cease all phone calls for the life of the loan. Borrower accepts the three month XXXX deferral starting in XX/XXXX.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be that the borrower is out of work.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957290	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to see if there are any other assistance options due to XXXX. The borrower was advised of the XXXX application and went over required documents. No further contact noted since that time. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout assistance options in XX/XXXX and three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and loss of income. Unclear if hardship is still ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431959634	1/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower stated on XX/XXXX that she worked with XXXX program, but they paid towards principal and not towards her payments, no other details provided. Borrower offered assistance multiple times, borrower noted as not interested in loss mit multiple times, most recently on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to schedule payment.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
430571711	2/24/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX. the borrower called to change the ACH due date to the 29th. The borrower appears to be cooperative during noted conversations. The loan is current but has brief periods of delinquency in the past 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes reflect a chapter 13 bankruptcy discharged in XX/XXXX. Unable to confirm the filing date. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957194	1/1/2021	12/1/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower stated on XX/XXXX that his son pays on the loan. Borrower fell behind on the loan in XX/XXXX and stated on XX/XXXX that RFD was due to death in the family. Demand letter was sent on XX/XXXX. Loan was brought current on XX/XXXX. Borrower stated in XX/XXXX that his son lives in the home. Demand notice was sent in XX/XXXX due to no payment received in XXXX and XXXX. Loan was brought current in XXXX but loan is currently delinquent due to NSF in XX/XXXX. Last contact was on XX/XXXX, borrower stated that his son would be making the payment.

REASON FOR DEFAULT: Excessive obligations - son lives in the home, RFD also due to death in the family.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Current occupancy appears to be non-owner occupied; borrower's son lives in the home.

431958312	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX plan granted in XX/XXXX. Last contact on XX/XXXX, borrower called to verify that ACH payments were set-up; servicer advised yes.

REASON FOR DEFAULT:  RFD per notes on XX/XXXX, death in the family.  RFD per notes on XX/XXXX, excessive obligations.  RFD per notes on XX/XXXX, tenants not able to make payments.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

431957243	1/1/2021	12/16/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive throughout chronic 30-delinquent for 2 years prior to acceptance of a pre-approved mod solicitation XX/XXXX. Borrower paid timely post-mod until missed payment XX/XXXX. Last contact XX/XXXX balance inquiry.

REASON FOR DEFAULT: XXXX RFD: business failure. XXXX RFD: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958660	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called to see if there were any options to push payments to XXXX due to being impacted by XXXX. No details noted about options discussed or action being taken. The borrower appears to be cooperative during noted conversations. The loan was modified in XX/XXXX. There have been brief periods of delinquency since that time and within the last 12 months, but the loan is now current. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX. Hardship XXXX be ongoing. The borrower was also unemployed due to injury and was not receiving disability in early XXXX prior to the loan modification.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958248	2/1/2021	1/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No workouts have been offered and borrower has not stated they have been impacted by XXXX. Last contactXX/XXXX, borrower made a payment over the phone which postedXX/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957436	1/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made phone payments with prior servicer. Loan transferred servicing in XX/XXXX. Borrower submitted a bankruptcy payment dispute in XX/XXXX, BK case closed in XX/XXXX and loan was current. Borrower applied for XXXX assistance in XX/XXXX, and accepted a repay plan. Borrower cancelled the repay plan the following month, and made a double payment to reinstate the account. Borrower had another 30-day delinquency that reinstated in XX/XXXX. Borrower has paid at the end of each month since mid-XXXX. Last contact was a phone payment in XX/XXXX.

REASON FOR DEFAULT: XXXX-Not provided. XXXX-XXXX, not working; out of pocket home repairs; unexpected expenses

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed XX/XX/XXXX 14, chapter 13, discharged XX/XXXX.

PROPERTY: Owner occupied
431957768	3/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Early comments show the borrower completed a 3 month trial plan and prior servicer granted a step rate XXXX loan mod effective XX/XXXX. Current servicer granted a 3 month XXXX deferral in XXXX due to reduced income. Loan has been paid as agreed since that time and is paid ahead. Borrower has been cooperative with the servicer with last contact XX/XXXX regarding his payment.

REASON FOR DEFAULT: Income reduction

FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
431488919	2/1/2021	1/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Workout receivedXX/XXXX and as ofXX/XXXX a 3 month FB plan was set up from XX/XXXX through XX/XXXX with payments of $XXXX60; plan was kept. MOD was mailed to borrower XX/XXXX but not returned untilXX/XXXX. Loan modified in XX/XXXX, details of MOD not noted. Last contactXX/XXXX borrower made a payment over the phone which posted XX/XXXX.

REASON FOR DEFAULT: Death of co-borrower

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957149	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Loss mitigation requested in XX/XXXX; mod approved in XX/XXXX. Last contact on XX/XXXX, borrower wanted to verify due date. Servicer advised that the loan was current.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, only to working 24 per week and borrower stated as there was a possibility that employer was shutting down.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431957109	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is applying for loss mit assistance. XX/XXXX A mod is approved, but the borrower declines the offer. XX/XXXX Borrower reports they have been impacted by XXXX, no notes found showing any assistance options that were offered. The most recent contact was on XX/XX/XXXX to request a tax document.

REASON FOR DEFAULT: XX/XXXX Excessive obligations. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958558	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called in XX/XXXX stating impacted by XXXX, servicer offered a deferral which borrower accepted. Deferment completed XX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance requested. Last contactXX/XXXX borrower called in stating auto pay took a double payment in the month of XX/XXXX, servicer advised 1 payment being returned which was completedXX/XXXX.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431958514	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to return a message, said would be sending the payment that day. No further contact since that time despite many attempts. The borrower appears to be cooperative. The loan is current but had a brief period of delinquency in the past 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history notes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958483	1/15/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer offered a repay plan in XX/XXXX; borrower declined . Borrower made three payments to reinstate in XX/XXXX. Hardship was on-going. Borrower had a missed payment in XX/XXXX and again in XX/XXXX; both were reinstated the following month with a double payment. Loan transferred servicing in XX/XXXX, and borrower set up auto-draft payments in XX/XXXX. No contact again until co-borrower asked about a modification to lower the interest rate in XX/XXXX; servicer recommended a refinance. Co-borrower then mentioned XXXX assistance, and servicer granted a two-month deferral beginning in XX/XXXX. Co-borrower re-applied for XXXX assistance in XX/XXXX, but assistance package was incomplete; co-borrower was unable to obtain an unemployment benefits letter. Assistance review was closed in XX/XXXX, missing documents were not received. Last contact was in XX/XXXX when co-borrower verified the payment options available.

REASON FOR DEFAULT: XXXX-Borrower illness and on disability, income curtailment, excessive obligations. XXXX- co-borrower unemployment due to XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957142	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower called in with Escrow questions and letter regarding privacy act.

REASON FOR DEFAULT: RFD for recent NSF was not provided. RFD was previously noted on XX/XX/XXXX  as borrower's not working due to XXXX and inquired about assistance program. Comments on XX/XXXX indicated they were still not working.  It is unknown if borrower's have since returned to work.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XXXX as owner occupied. Comments on XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs on XX/XXXX. Comments did not indicate subject property was effected by the XXXX.
431957062	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated they were impacted by XXXX, servicer offered a deferral which was accepted. Deferral completedXX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance requested. Last contact XX/XXXX borrower stated payment will be made by due date, comments indicate payment was received XX/XXXX.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958417	3/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower opted in for the XXXX deferral and XXXX and XX/XXXX payments were deferred. The final contact is on XX/XX/XXXX when the borrower reviewed the payment history with the servicer.

REASON FOR DEFAULT: On XX/XXXX borrower called to find out why she was delinquent.  She was told that the prior servicer requested that the funds be sent back and it put her account behind one month.  She said she did not think agree with what had happened and wanted the delinquent fee waived.  She made a payment and brought the account current.  On XX/XXXX9 borrower was still fighting the late payment and servicer told her it was due to a prior late payment and did not apply the reversal.

FORECLOSURE:  Notes from XX/XXXX show that the foreclosure has been placed on hold.  No other foreclosure activity found.

BANKRUPTCY:  No bankruptcy activity found.

PROPERTY: No property issues found.

431957127	2/1/2021	1/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower inquired about refinancing and was told it wasn't offered thru Servicer.

REASON FOR DEFAULT: No payment default however, hardship was noted on XX/XX/XXXX  as borrower's SE income had declined  due to XXXX and was offered a 3 month deferment.  It is unclear if SE business has since recovered.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found. However, there was a prior BK chapter 7 that was filed XX/XXXX and dischargedXX/XXXX.

PROPERTY: Current property occupancy was last noted on XX/XX/XXXX as owner occupied. Comments on XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs on XX/XXXX. Comments did not indicate subject property was effected by the XXXX.
431488349	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower reports they are struggling to make payments and assistance is requested, they do not think they will be able to keep a repayment plan. XX/XXXX Mod is implemented. Borrower has been cooperative. The most recent contact was on XX/XX/XXXX with website password reset being requested.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. XX/XXXX medical issues. XX/XXXX Family unemployment.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958389	3/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show that the loan has a disaster deferral until XX/XXXX. Notes from XX/XX/XXXX shows that the borrower accepted the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXX when the borrower called to make a PTP.

REASON FOR DEFAULT:  Notes from XX/XXXX show that the loan has a disaster deferral until XX/XXXX.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes from XX/XXXX sow that the borrower had been in bankruptcy previously but no other information was given.

PROPERTY: No property issues found.

431958990	2/1/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower making a payment. The borrower was impacted by XXXX due to temporary unemployment. The borrower was approved for a 3 month deferral beginning XX/XXXX.

REASON FOR DEFAULT: Most recent XXXX RFD was temporary unemployment. Prior RFD in XX/XXXX was reduction of income.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431958140	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: A workout plan starts on XX/XXXX. On XX/XXXX borrower makes a PTP. Borrower accepts the XXXX deferral for XXXX and XX/XXXX. On XX/XXXX servicer sends borrower a repayment plan and borrower defers XXXX and XXXXs payments. The final contact is on XX/XXXX when the borrower calls to set up ACH payments.

REASON FOR DEFAULT: Notes from XX/XXXX show the rfd to be excessive obligations. On XX/XXXX the rfd is that the borrower has been out of work due to an illness but is back at work now.

FORECLOSURE:  No foreclosure activity found.

BANKRUPTCY:  No bankruptcy activity found.

PROPERTY: No property issues found.

431957447	2/15/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in and went through a XXXX questionnaire. The customer said was not able to make payments and discussed hardship options. No further discussion after that point and the borrower has continued making payments. The borrower appears to be cooperative during noted conversations. The borrower also requested workout options in XX/XXXX and two one-month deferrals were completed in XX/XXXX and XX/XXXX. No further indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to the borrower being self-employed and has lost business due to the XX/XXXX. Unclear if hardship is continuing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes reflect a discharged bankruptcy but unable to confirm the chapter, case number, or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959619	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower inquired about assistance options in XX/XXXX, no other details provided. Borrower offered repayment plan in XX/XXXX, borrower declined . Borrower noted as impacted by XXXX as of XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to schedule payment.

REASON FOR DEFAULT: Borrower son is not working, curtailment of income and borrower does not work and family member can't help due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.
431958281	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XXXX Borrower calls in to discuss a missing payment. The most recent contact was on XX/XX/XXXX borrower calls in to discuss a billing statement, RFD is set to curtailment of income.

REASON FOR DEFAULT: XX/XX/XXXX. XX/XXXX Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958098	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts a two month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXX when an ATP calls to check the status of the account.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a death in the family. The rfd from XX/XXXX is the borrower had to pay some smog registration fees.  On XX/XXXX the rfd was that the borrower had not received a statement.   On XX/XXXX the rfd is that the borrower has been sick and out of work.  On XX/XXXX the borrower hurt his leg and he is collecting disability.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957963	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX called in stating they were impacted by XXXX, servicer offered a deferral. on XX/XX/XXXX deferral completed and the XX/XXXX through XX/XXXX payments were deferred. Borrower on XX/XXXX stated they are still having trouble with payments, servicer advised that they need to complete a workout packet. Servicer never received a workout packet. Last contact XX/XXXX borrower called in and made payment over phone which posted same day.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958364	2/15/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to inquire about the interest paid in XXXX and discuss the XXXX statement. The borrower appears to be cooperative during noted conversations. The loan has had periods of delinquency in the past 12 months but no indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history notes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958892	3/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is making arrangements to bring the account current, their hours were cut down to part time, but they are now back to full time. XX/XXXX Borrower requests loss mit assistance, docs are being submitted, they already drew funds from their 401k. XX/XXXX A mod is completed. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. No further significant activity was noted. The most recent contact was the previously noted contact on XX/XX/XXXX

REASON FOR DEFAULT: XX/XXXX Curtailment of income. XX/XXXX Excessive obligations and a new payroll system. XX/XXXX car expenses. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959554	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX incentive was applied in XX/XXXX. No contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower made monthly payments and applied for auto-draft in XX/XXXX, but due to an escrow shortage, the application was denied. Borrower changed insurance carriers in XX/XXXX, and requested the principal balance in XX/XXXX. Borrower applied for XXXX assistance in XX/XXXX, and servicer granted a 3-month deferral beginning that month. Borrower resumed payments after deferral expiration, but asked about additional assistance options in XX/XXXX. No further contact.

REASON FOR DEFAULT: XXXX-borrower unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431957885	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX due to XXXX ; deferment granted for 3 payments. Borrower requested a modification in XX/XXXX and as of XX/XXXX servicer is still reviewing. Last contact on XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, excessive obligations.  Borrower stated RFD due to property problems on XX/XXXX; plumbing for dishwasher and washer had to be replaced.  As of XX/XXXX, borrower stated they owed money to the XXXX and had to make payments.  RFD per notes on XX/XXXX, tenants not paying due to being impacted by XXXX.  Borrower not working as of XX/XXXX, stated that she does not qualify for unemployment due to being self-employed.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per comments on XX/XXXX.
431957199	2/1/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower stated on XX/XXXX that he has to wait for his disability income to make his payments and does not think that he should be assessed a late fee on the loan; also explained that his wife is not helping him and he also has medical expenses. Borrower stated on XX/XXXX that his concern was that he was not able to make his payment explaining that he was approved but was not advised that it would impact his credit (loan was modified inXX/XXXX). Borrower stated in XX/XXXX that he is self-employed and business income went down due to XXXX, also had vehicle repairs and on disability. Deferral was processed on XX/XXXX and XX/XX/XXXX . Borrower failed to make the XXXX payment and stated on XX/XXXX that he was in a bad car accident in XXXX and was having a hard time making the payment. Loss mit review was initiated but borrower did not qualify and was denied repayment and deferral in XX/XXXX. Borrower sated on XX/XXXX that he is going through medical problems; made 3 payments bringing the loan current. Last contact was on XX/XXXX, borrower stated that he was having trouble making payments because disability comes in irregularly.

REASON FOR DEFAULT: Income reduction due to XXXX, also on disability (medical problems) and vehicle repairs.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959482	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Appears borrower was in midst of trial mod prior to start of contact history, trial payments completed on XX/XXXX, XXXX final mod approved on XX/XXXX, signed mod documents received from borrower on XX/XXXX. Borrower inquired about assistance options due to XXXX as of XX/XXXX, was advised of 1 month deferral option, borrower stated she would call back. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to discuss change in insurance information, no other details provided.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958244	2/15/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called inXX/XXXX stating they have been effected by XXXX, servicer offered a deferral which was accepted. As ofXX/XXXX servicer deferred theXX/XXXX andXX/XXXX payments. No further assistance requested. Last contactXX/XXXX borrower stated going back to work.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: Comments in XX/XXXX indicate borrower was discharged from a BK 7, no further details of the BK noted.

PROPERTY: Comments in XX/XXXX indicate property damage, date of loss XX/XXXX, as of XX/XXXX all work complete and claim closed.  There are no further details noted in comments.

431958307	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX; deferment granted. Assistance requested in XX/XXXX; loss mitigation packet sent out. Complete package received in 0XX/XXXX. Last contact on XX/XXXX, borrower wanted to know the status of workout; servicer advised that they were still reviewing the application. Comments on XX/XXXX indicate that the servicer sent a XXXXision notice but details are not provided.

REASON FOR DEFAULT:  RFD per notes in XX/XXXX, medical issues.  Borrower impacted by XXXX  per notes in XX/XXXX; details not provided.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

431490273	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact recorded. Account has several late payments in XXXX, no RFD is given. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XXXX with a transfer letter being discussed.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959210	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Fairly regular contact is recorded. XX/XXXX A mod is denied due to insufficient info, no RFD was found. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XXXX A deferral extension is requested, but the borrower is unwilling to submit docs. The most recent contact was on XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959217	1/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is working with loss mit, docs are being submitted. XX/XXXX A mod is denied, borrower appeals the XXXXision. XX/XXXX A deferral is completed. Borrower has not been responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XXXX with mod appeal docs being discussed.

REASON FOR DEFAULT: XX/XXXX Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959039	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XXXX with borrower requesting additional XXXX FB, they are advised the account does not qualify due to multiple past mods.

REASON FOR DEFAULT: XX/XXXX Excessive obligations. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958540	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Workout plan starts on XX/XXXX. Borrower accepts the XXXX deferral starting in XX/XXXX. Remaining contact is limited to PTPs, draft payments and checking on escrows.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957488	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower fell behind on the loan in XXXX; several demand notices were sent; RFD: unknown. Pre-FC referral letter was sent on XX/XXXX. Trial mod review was initiated on XX/XXXX; expired XX/XXXX. Borrower was able to make 5 payments in XX/XXXX and 3 payments in XX/XXXX to bring the loan current. Borrower submitted an online XXXX notification in XX/XXXX and was offered a deferral. Deferral was processed on XX/XXXX.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958229	1/15/2021	12/29/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was delinquent when history began in XXXX. No contact with borrower until XX/XXXX; borrower stated on the 17th that he would make the payment online. Demand notice was sent on XX/XXXX. 2 payments were received in XX/XXXX bringing the loan current. Borrower fell behind on the loan again due to no payment received in XX/XXXX. Demand notice was sent on XX/XXXX. Loan was brought current in XX/XXXX. Borrower called in XX/XXXX stating that he owns his own business and had to close down due to XXXX and not eligible for unemployment. Deferral was processed in 5XXXX and XX/XXXX. Last contact was on XX/XXXX, borrower stated that the payment was withdrawn on the 28th. Loan is current.

REASON FOR DEFAULT: Borrower had to close down his business due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

431958476	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower listed the property in XX/XXXX due to income curtailment, and declined payment assistance. No further contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower remained current through XXXX, XXXX incentive applied in XX/XXXX. Borrower had an NSF payment in XX/XXXX, and requested XXXX assistance in XX/XXXX. Servicer approved a 3-month deferral. Borrower applied for additional assistance in XX/XXXX and stopped paying. Servicer completed a 5-month deferral in XX/XXXX, and borrower set up auto-draft payments.

REASON FOR DEFAULT: XXXX-income curtailment. XXXX-XXXX, borrower not working, spouse had reduced work hours, father passed away

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431956937	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: There has not been any contact with the borrower notated in the comments. The borrower has been unresponsive to all contact efforts.

REASON FOR DEFAULT: No current reason for default was notated.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431957993	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to curtailment of income. 3rd party advised XX/XXXX would pay property taxes. Welcome call completed XX/XXXX. Borrower was advisedXX/XXXX insurance refund updated to escrow. Servicer advised XX/XXXX change would be effective XX/XXXX. Borrower called to confirm paymentXX/XXXX. 3rd party requested due date changeXX/XXXX. Borrower statedXX/XXXX impacted by XXXX; medical leave; husband laid off. Payment deferral completed XX/XXXX,XX/XXXX andXX/XXXX. Last contactXX/XXXX confirming payment.

REASON FOR DEFAULT: Curtailment of income. Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. Hazard claim noted XX/XXXX pending X% inspection. Borrower advised XX/XXXX has new roof. No further details provided. XXXX disaster area noted XX/XXXX.
431957365	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Account was 1x30 in XXXX, cured XX/XXXX, and then performing until request for assistance XX/XXXX. Borrower's father lives in home and makes payments. 3 payments were deferred XXXX-XX/XXXX and timely payments resumed in XX/XXXX. Mod review was requested XX/XXXX, application closed XX/XXXX due to no response since last contact XX/XXXX.

REASON FOR DEFAULT: XXXX: Borrower unemployment after relocation to XX for spouse's military duty.  XXXX: XXXX income curtailment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is non-owner occupied. No property issues noted.

431959029	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was rolling 30-delinquent from XX/XXXX until web request for assistance XX/XXXX with no borrower contact throughout the delinquency. Two payments deferred XXXX -XXXXXXXX to cure the delinquency and borrower continued monthly payments to remain current last 10 months, last contact XX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, details not provided.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958478	3/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX incentive applied in XX/XXXX. No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower became unemployed in XX/XXXX, and applied for assistance. Servicer approved a trial mod plan, but borrower reinstated in XX/XXXX after completing the trial plan, and declined the modification. Borrower had found a new job and could afford the payments. Borrower requested XXXX assistance in XX/XXXX, and servicer approved a 3-month deferral, but only deferred two months as borrower resumed payment. Last contact was in XX/XXXX when borrower requested loan documents.

REASON FOR DEFAULT: XXXX-borrower unemployment. XXXX-XXXX, laid off

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959270	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX incentives applied in XX/XXXX and in XX/XXXX. Borrower missed the XX/XXXX payment, and struggled with 30-day delinquencies over the next year. Servicer had regular contact with borrower, who declined assistance and gave promises to pay. Borrower's payment increased in XX/XXXX due to a step rate change, as well as an escrow shortage. No contact again until XX/XXXX, when borrower agreed to a verbal repay plan, but declined the plan the following month after her credit was impacted. Borrower reinstated the account in XX/XXXX, but continued to struggle with 30-day delinquency, and applied for assistance in XX/XXXX. Servicer completed a deferral modification in XX/XXXX. No contact again until borrower requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning in XX/XXXX. Borrower resumed payments once deferral expired. Last contact was in XX/XXXX when borrower asked about additional assistance options.

REASON FOR DEFAULT: XXXX-excessive obligations, borrower was on disability for a few months. XXXX-health issues, XXcarease in salary. XXXX-XXXX, not working, co-borrower had reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957709	1/15/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had monthly contact with prior servicer, and declined payment assistance multiple times. Loan transferred servicing in XX/XXXX. Borrower made monthly phone payments, and continued to declined assistance. Borrower made a double payment in XX/XXXX to reinstate the account. Last contact was in XX/XXXX during a phone payment.

REASON FOR DEFAULT: XXXX-Borrowers are on fixed income (received at the end of each month), excessive obligations. Borrower has health issues and spouse does not work. XXXX-borrower was in the hospital for three months.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958860	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX, timely payments resumed in XXXX. Last contactXX/XXXX for a password reset.

REASON FOR DEFAULT: XXXX income curtailment due to reduced work hours

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is a second home per seller data. No property issues noted.

431958571	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX called in stating impacted by XXXX, deferral offered to borrower which was accepted. Deferral completedXX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance requested. Last contact XX/XXXX borrower called in to confirm payment posted, servicer advised yes.

REASON FOR DEFAULT: XXXX income reduction.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431959010	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing after reinstatement of 2 payments XX/XXXX until request for assistance XX/XXXX. 3 payments were deferred XXXX-XX/XXXX and timely payments resumed in XXXX, last contactXX/XXXX.

REASON FOR DEFAULT: XXXX RFD: death of father. XXXX RFD: XXXX income curtailment, details not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431488832	3/1/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show that the borrower is making trial modification payments. Trial payments are completed and borrower closes on a mod XX/XXXX. Borrower accepts the three month XXXX deferral starting in XX/XXXX..

REASON FOR DEFAULT:  Notes from XX/XXXX show the  RFD to be a loss from a XXXX on XX/XXXX.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes from XX/XXXX show that the borrower was discharged from bankruptcy but no supporting information was included.

PROPERTY: No property issues found.

431957549	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stating laid off due to XXXX, servicer offered a deferral which borrower accepted. Deferment completedXX/XXXX deferring the XX/XXXX through XX/XXXX payments. Last contact wasXX/XXXX when borrower called in and discussed escrow account.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: Comments on XX/XX/XXXX  indicate there was property damage, DOL and COL not noted.  As ofXX/XXXX comments indicate servicer classified claim as a non monitor and endorsed hazard claim check.  No further details and comments do not indicate inspection completed to show work was completed.

431957051	3/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower verifying due date and the payment status. The borrower was impacted by XXXX with reduction in income and received 3 monthly deferrals beginning XX/XXXX. Minimal contact over the 36 months.

REASON FOR DEFAULT: The reason for default for XXXX was reduction in income. Prior RFD was curtailment of income in XX/XXXX.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431957566	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contactXX/XXXX borrower called in and confirmed their auto pay was set up, nothing further discussed.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959372	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX called in stating impacted by XXXX, servicer offered a deferral which was accepted by borrower. Deferral completedXX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance requested. Last contact XX/XXXX borrower and servicer discussed loan details.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959503	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance XX/XXXX, except for 1x30 in XX/XXXX caused by excessive obligations. 3 payments were deferred XXXX-XX/XXXX and timely payments resumed XX/XXXX, last contact XX/XXXX to confirm due date.

REASON FOR DEFAULT: XXXX income curtailment due to reduced work hours and contributing son's temporary unemployment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431959603	1/15/2021	12/28/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to discuss payment options that did not involve a processing fee. Said was going to do bill pay. Also discussed the last statement and getting their own insurance. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout assistance in XX/XXXX and was offered three one-month deferrals in XX/XXXX, XX/XXXX and XX/XXXX. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being sent home due to medical issues and was not able to work. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958839	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Escrow analysis was sent on XX/XX/XXXX . Borrower's spouse XXXX called in on XX/XXXX to cancel the scheduled ACH and stated that they were unable to go to work due to XXXX. Deferral approved and processed in XX/XXXX and XX/XXXX. Mrs. XXXX stated on XX/XXXX that she was positive for XXXX and would not be able to make the XXXX payment and was advised that there was no XXXX assistance at the moment. Last contact was on XX/XX/XXXX , Mrs. XXXX called in stating that they opted in for the XXXX assistance and wanted to opt out. Loan is current.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Property loss notes in XX/XXXX; a claim check was endorsed at a branch. Claim was classified as non-monitored, no additional details regarding the claim. No current details regarding damage or repairs provided. Exterior BPO dated XX/XXXX reported subject property in Average condition, no needed repairs.

431958523	2/1/2021	1/26/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in regarding payment assistance, said they were unable to make that payment or the next one. Said they thought their payments would be deferred for six months and wanted to just pay the escrow portion. Was advised the loan is a conventional loan and could discuss other payment options. Three one-month deferrals were completed in XX/XXXX, XX/XXXX, XX/XXXX. The borrower appears to be cooperative during noted conversations. No further contact since that time and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and loss of hours at work. Was only working part time. Hardship appears to be ongoing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957450	1/1/2021	12/31/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The loan is delinquent and the borrower has been unresponsive to multiple attempts. The last contact was on XX/XXXX, outbound call to the borrower regarding the payment due and the borrower was not able to make the payment. The borrower began requesting workout assistance in XX/XXXX and three one-month deferrals were completed for the XX/XXXX, XX/XXXX and XX/XXXX payments. No further contact and sporadic payment history over the past 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from the XX/XXXX and was temporarily unemployed. Hardship appears to be ongoing based on the present loan status.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958072	2/1/2021	1/20/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was 2x 30 days late in XXXX, RFD was borrower illness, off work for several weeks. Current through XXXX until XX/XXXX when borrower contacted servicer XX/XXXX because he lost his job due to XXXX. Borrower was granted deferrals in XXXX, XXXX, XXXX, and XX/XXXX. Loan has been current since then. Last contact XX/XXXX.

REASON FOR DEFAULT:  Borrower unemployment, income curtailment

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied. Property is located in XXXX declared  disaster area, XX XXXXs XX/XXXX. No indication property has been impacted.

430930075	2/1/2021	12/29/2020	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower offered deferment agreement in XX/XXXX, closed on XX/XXXX due to borrower failure to return documents. XXXX incentive payment applied as curtailment payment in XX/XXXX. Borrower inquired about forbearance on XX/XXXX, but declined options presented. Loan reviewed for loss mit in XX/XXXX, denied on XX/XXXX due to insufficient income. No other loss mit activity noted. Last contact on XX/XXXX, borrower returned call, was advised about balance, borrower stated she would take care of it before the 16th.

REASON FOR DEFAULT: Borrower illness and curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY:  Lapse in insurance coverage noted in XX/XXXX, per comments on XX/XXXX, borrower received insurance check and roof was being repaired to reinstate insurance coverage. No evidence in contact history that a claim was filed.  No other property issues noted.

TITLE ISSUES: Municipal lien on property noted on XX/XXXX, servicer intended to notify borrower and ascertain borrower intention in paying off lien, no other details provided. Muni lien reflected on current title report.
431958148	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Prior servicer completed a modification in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower set up auto-draft payments in XX/XXXX. No contact again until borrower asked about a payment increase in XX/XXXX; increase was due to an escrow shortage. Borrower applied for XXXX assistance in XX/XXXX, and servicer completed a 3-month deferral beginning that month. Borrower applied for additional assistance in XX/XXXX. Borrower accepted a repay plan in XX/XXXX, but loan was current at the time. Borrower's daughter (authorized) contacted servicer in XX/XXXX; borrower had been hospitalized, and the daughter requested payment assistance.

REASON FOR DEFAULT: XXXX-not provided. XXXX-XXXX, can't leave his home, borrower is high risk; issues with XXXX tank, tenants not paying because they are not working, borrower only getting SSI

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
418918485	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower inquired about rate change XX/XXXX; stating new payment to cause hardship. Loss mitigation options discussed with borrower. Servicer reviewed needed documents with borrowerXX/XXXX; stating teacher and end of year. Borrower stated XX/XXXX would apply online. Borrower requested online assistance XX/XXXX. Borrower stated XX/XXXX impacted by XXXX. Payment deferral completedXX/XXXX andXX/XXXX. Last borrower contact XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431958129	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: On XX/XXXX borrower calls to set up a payment. Borrower accepts the XXXX deferral for XXXX to XXXXXXXX. Borrower makes a PTP on XX/XX/XXXX . On XX/XXXX a mod extension letter is sent and several more are sent over the next three months. Borrower signs the final mod on XX/XXXX and then set up an ACH payment. The final contact is on XX/XXXX when the borrower makes a PTP.

REASON FOR DEFAULT: Notes from XX/XXXX show the rfd to be unemployment. Notes from XX/XXXX show that the borrower has started a workout plan.  His housing to income ratio wasX%.  On XX/XXXX the rfd was that the borrower forgot to put money into the bank.  Notes from XX/XXXX show that the borrower has started another work our plan then another on XX/XXXX.   On XX/XXXX the rfd was that the borrower did not receive any overtime.

FORECLOSURE:  No foreclosure activity found.

BANKRUPTCY:  No bankruptcy activity found.

PROPERTY: No property issues found.

431957642	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was rolling 30 days delinquent when history began in XXXX. Borrower was offered loss mit assistance but was not interested. Demand notice was sent in XX/XXXX. RFD due to excessive obligations and curtailment of income. Borrower called in on XX/XXXX expressing concern about the past due payment and explained that he requested an extension in XXXX for the disaster relief and was advised that the loan was deferred ( in XX/XXXX for 3 payments). Loan was brought current in XX/XXXX. NSFs were processed in XX/XXXX and XX/XXXX. RFD was due to death in the family. XXXX 6th year incentive iao $XXXX0 was applied as curtailment in XX/XXXX. Borrowers submitted an online XXXX notification in XX/XXXX. Deferral was processed on XX/XXXX. Borrower called in on XX/XXXX wanting to make a payment and wanted to make sure the deferral was cancelled. Borrower stated on XX/XX/XXXX that he can start making payments and no longer needed assistance. Las deferral was processed on XX/XX/XXXX . Last contact was on XX/XXXX, borrower called to schedule a payment.

REASON FOR DEFAULT: XXXX, death in the family, curtailment of income and excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

431959427	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower stated he was impacted by XXXX as of XX/XXXX and requested assistance. Borrower was approved for 3 month deferral on XX/XXXX, beginning with XX/XXXX payment. Borrower requested another 3 month extension in XX/XXXX, see last contact. No other loss mit activity noted. Last contact on XX/XXXX, borrower requested another 3 month extension, was advised no XXXX workout was available at the time but he could apply for mod.

REASON FOR DEFAULT: Borrower was laid off due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Appears borrower filed hazard claim in XXXX prior to start of contact history, date of loss was not specified, cause of loss was wind damage, loss draft amount was not specified, repairs were not monitored, no other details were provided.
431957345	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated a 2x30 delinquency in XX/XXXX, no contact or hardship is noted. Account was then performing prior to request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed XX/XXXX, last contact XX/XXXX for account inquiry.

REASON FOR DEFAULT: XXXX income curtailment for self-employed hairdresser

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

TITLE ISSUES: Comments XX/XXXX reference a pending litigation, title insurance company retained counsel and claim was settled with insured mortgage confirmed in first lien position and title company paying to settle, Satisfaction of Mortgage recorded and case dismissed as ofXX/XXXX.

431490293	2/1/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XX/XXXX to discuss the deferral.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958376	2/15/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact is limited to PTPs, draft payments and escrow discussions. Borrower accepts the two month XXXX deferral starting in XX/XXXX. Notes from XX/XXXX show that the property is a rental and that the renters are making payments to the servicer directly.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found. Tenant occupied.

431958949	2/15/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, authorized third party called to verify deferral, advised deferral began on XX/XXXX payment and will continue for following two months.

REASON FOR DEFAULT: Borrower had to close her shop due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431959165	3/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated post-BK delinquency XX/XXXX, no hardship provided. Account was current until missed payment XX/XXXX and has since been 3x30 delinquent. There is little borrower contact last 12 months and no discussion of loss mitigation due to BK discharge. Last contactXX/XXXX for phone payment.

REASON FOR DEFAULT: Income curtailment, details not provided

FORECLOSURE: N/AANKRUPTCY: BK13 was filed in XXXX, discharged XX/XXXX.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957226	2/15/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was declined for loss mitigation in XXXX due to DTI and remained chronic 30-delinquent until reinstatement in XX/XXXX. There is little contact prior to request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX, timely payments resumed in XXXX with no further contact sinceXX/XXXX ACH setup.

REASON FOR DEFAULT: XXXX: excessive obligations. XXXX: XXXX income curtailment due to reduced work hours and family member furloughed

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431959060	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is aware they are delinquent and are trying to catch up. XX/XXXX A repayment plan is discussed, but does not appear it was implemented. XX/XXXX Borrower brings the account current without assistance. Borrower has not been very responsive. The most recent contact was on XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: XX/XXXX Death of a family member.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957452	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the co-borrower called regarding a forbearance plan and documents she sent in. Was advised of the deferral completed making the next payment due in XX/XXXX. The borrower was pleased because said her identity was stolen and bank account was compromised. The loan shows multiple deferrals completed in XX/XXXX, XX/XXXX, and three months deferred in XX/XXXX. The borrower began requesting workout assistance in XX/XXXX. The loan has had multiple periods of delinquency during the past 12 months. The loan is now current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to compromised bank account. Was also impacted by the XX/XXXX and temporarily unemployed in XX/XXXX..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431957552	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated they were impacted by XXXX and requested assistance, servicer offered a deferral. Deferral completed XX/XXXX, servicer deferred to XX/XXXX through XX/XXXX payments. Last contactXX/XXXX when borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: XXXX income curtailment.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958191	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower called in to discuss Insurance overpayment check received. Borrower was transferred to Insurance Department. Loss Mit assistance was offeredXX/XXXX as 6 month repayment plan for P&I only. Servicer also advised this would create Escrow shortage.

REASON FOR DEFAULT: RFD was last noted on XX/XXXX as a reduction in Self Employed business income since XXXX and can't collect unemployment income but has received a stimulus check. Borrower was seeking additional assistance after 4 month payment deferment ended. Borrower previously mentioned curtailment of income in XX/XXXX, pre-XXXX.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XXXX as owner occupied. Current property condition is unknown.
431958722	2/1/2021	1/21/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Numerous unsuccessful attempts to contact borrower are recorded. No recent activity or contact with the borrower was found.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959653	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing and paid ahead prior to request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed in XXXX with ongoing contact for phone payment and refinance questions. Last contactXX/XXXX escrow inquiry.

REASON FOR DEFAULT: XXXX income curtailment for borrower and spouse due to business lockdowns

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431959439	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX incentive payment noted in XX/XXXX and XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, borrower requested assistance on XX/XXXX, approved for deferral as of XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower was informed his payment didn't go through, borrower disconnected call.

REASON FOR DEFAULT: Temporary unemployment due to XXXX and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property loss with structural damage noted on XX/XXXX. Claim check noted as endorsed and released as of XX/XXXX, but still pending completion of repairs and X% inspection. No information regarding date of loss or claim amount noted. Claim reclassified as non-monitored on XX/XXXX. Current status of repairs not provided. No other details provided.

418851654	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed, last contactXX/XXXX for phone payment.

REASON FOR DEFAULT: XXXX income curtailment due to reduced work hours.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957599	3/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XXXX, borrower wanted to verify that deferment was granted. Servicer advised yes.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, unemployment due to XXXX. Unable to determine if employment was regained.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Second home per data tape.
431959242	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower indicatedXX/XXXX had online banking problems. Welcome call completed XX/XXXX. Borrower requested online assistance XX/XXXX. Borrower indicated XX/XXXX doesn't have set income. Further details providedXX/XXXX; borrower a XXXX broker. XXXX incentive appliedXX/XXXX. Borrower called to confirm paymentXX/XXXX. Borrower statedXX/XXXX going through hardship. Borrower statedXX/XXXX impacted by XXXX. XXXX incentive again appliedXX/XXXX. No deferral offered, servicer discussed Stip to ModXX/XXXX. Mod agreement offeredXX/XXXX. Borrower refused workout XX/XXXX; stating able to make payments. Last contact XX/XXXX borrower inquired about loan level advances.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notesXX/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.
431959574	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made promises to pay in XX/XXXX and XX/XXXX. Loan transferred to current servicer in XX/XXXX. Borrower asked for website assistance in XX/XXXX. Infrequent contact through XXXX, borrower would usually verify payment receipt; last contact was during a promise to pay in XX/XXXX. Borrower requested XXXX assistance online in XX/XXXX. Servicer granted a 3-month deferral beginning in XX/XXXX. Borrower resumed auto-draft payments after deferral expiration.

REASON FOR DEFAULT: XXXX-Excessive obligations. XXXX-XXXX, hardship details not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431957328	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Early default in XX/XXXX is noted to be due to a payment dispute. Also said RFD was excessive obligations. Defaulted again in XX/XXXX, loan transferred, new servicer started workout in XX/XXXX, RFD borrower was sick and couldn't work. Paperwork wasn't completed properly but eventually a mod was approved, trial plan completed, and mod terms implemented in XX/XXXX. Borrower was current until XX/XXXX when she requested assistance, had no income due to XXXX but didn't note any other details. Borrower was granted deferrals for XXXX, XXXX and XX/XXXX. Resumed payments in XX/XXXX and has been current since then. Last contact wasXX/XXXX.

REASON FOR DEFAULT:  Borrower illness, unemployment

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY: Owner occupied. Property located in XXXX declared  disaster area, TropiXXl Storm Imelda on XX/XXXX. No indication the property was impacted.

431959361	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called inXX/XXXX stating effected by XXXX, servicer offered a deferral which was accepted. Deferral completed XX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance requested. Last contact XX/XXXX borrower and servicer discussed loan details.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959066	3/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact recorded. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XXXX, borrower calls in with questions about refinancing

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959506	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated 3 payments XX/XXXX after mod was denied for negative NPV. Account remained current until request for XXXX assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed XX/XXXX. Last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: XXXX income curtailment, borrower works for school system

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957096	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XXXX Borrower reports they are still experiencing a hardship. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957804	2/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic 30+ delinquent last 3 years and 2x30 in the last 12 months. Borrower maintains contact but declines to participate in loss mitigation, several repay plans failed due to NSF or missed payments. Dispute re: XX/XXXX delinquency was filed due toXX/XXXX money order that was misapplied to escrow and not credited until XX/XXXX. 3 payments were deferred XX/XXXX after request for XXXX assistance, and 1 payment deferred XX/XXXX, borrower's disability benefits are ending but she was unable to return immediately to job due to XXXX.Timely payments resumed XX/XXXX and account remains current, last contactXX/XXXX for phone payment.

REASON FOR DEFAULT: XXXX:  Excessive obligations. XXXX-20 RFD: Income curtailment while on disability.

FORECLOSURE: N/AANKRUPTCY: BK13 was filed on unknown date, Proof of claim filedXX/XXXX, relief granted XX/XXXX. Limited BK data is provided.

PROPERTY: Property is owner occupied. No property issues noted.

431958284	1/1/2021	12/24/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Numerous unsuccessful attempts to contact borrower are recorded. No recent significant activity or contact with borrower was found.

REASON FOR DEFAULT: XX/XXXX None provided. XX/XXXX None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959065	2/15/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XXXX Borrower want to be reviewed for additional XXXX assistance. No notes found showing XX/XXXX the assistance application was denied. Borrower has not been very responsive. The most recent contact was on XX/XXXX with borrower calling in to check on the status of the assistance.

REASON FOR DEFAULT: XX/XXXX Unspecified extended problems. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: History indicates the borrower was previously discharged from BK7 (no dates provided).

PROPERTY: No property issues found.

431959136	1/15/2021	12/24/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with borrower making a payment. The borrower is unresponsive to all recent contact attempts.

REASON FOR DEFAULT: The prior reason for default XX/XXXX was curtailment of income.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431958084	2/15/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower making a payment. The borrower was impacted by XXXX due to unemployment. They approved for a 3 month deferral beginning with the XX/XXXX payment. The loan was current when they asked for Assistance. The borrower was approved for Unemployment XX/XXXX and was still unemployed in XX/XXXX but able to make the payment.

REASON FOR DEFAULT: Borrower states unemployment.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431959006	2/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance in XX/XXXX. 1 payment was deferred XX/XXXX and timely payments resumed , last contactXX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, details not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957551	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called inXX/XXXX asking if servicer was offering assistance, servicer advised eligible for a deferral. Borrower did not indicate they were effected by XXXX but deferral indicates a XXXX deferral; the XX/XXXX payment was deferred. As of XX/XXXX borrower was upset deferral completed and requested reversal of deferral. Servicer completed reversal in XX/XXXX. Last contact XX/XXXX borrower called in to change mailing address.

REASON FOR DEFAULT: Excessive obligations noted in XX/XXXX.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958455	2/1/2021	12/21/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower hardship noted XX/XXXX due to excessive obligations. Verbal repayment plan offered to borrowerXX/XXXX. Borrower declined 6-month repayment planXX/XXXX; stated would fill out online application. Borrower stated took time of work to help family member. Servicer notes Trial Mod offered XX/XXXX. Mod agreement approved XX/XXXX which was bookedXX/XXXX. Borrower statedXX/XXXX has been ill. Borrower statedXX/XXXX impacted by XXXX. Payment deferral completedXX/XXXX,XX/XXXX andXX/XXXX. Servicer notesXX/XXXX borrower approved for extended 2-mo FB. Borrower later stated XX/XXXX not interested in FB due to balloon payment. Last contact XX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied.  No property damage noted.

431959385	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated they are impacted by XXXX and requested assistance, servicer offered deferral which was accepted. Deferral completedXX/XXXX deferring the XX/XXXX through XX/XXXX payments. Borrower on XX/XX/XXXX stated still impacted by XXXX but able to make payments so no further assistance offered. Last contact XX/XXXX borrower requested that the extra funds payment on phone payment be applied to escrow account which servicer did.

REASON FOR DEFAULT: XXXX laid off

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959638	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX, reviewed for loss mit, approved for 3 month deferral as of XX/XXXX, signed deferral agreement received from borrower on XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to schedule payment.

REASON FOR DEFAULT: Death in family and temporary borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property is located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.

431959401	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had been on disaster relief that expired XX/XXXX17. Borrower made a double payment in XX/XXXX to reinstate the account, and had monthly contact for the next four months. In XX/XXXX borrower received insurance funds for unknown DOL and damages. A servicer branch verified loan was current, and endorsed the funds to borrower. Loan transferred servicing in XX/XXXX, and borrower set up auto-draft payments in XX/XXXX. borrower asked about another insurance endorsement in XX/XXXX. No contact again until XX/XXXX, but borrower requested XXXX assistance. Servicer granted a 3-month deferral plan beginning in XX/XXXX, and at borrower request, reversed the payment made that month. Borrower resumed payments after deferral expiration, but confirmed hardship was on-going and requested additional assistance in XX/XXXX. No loss mit docs were received, and borrower set up auto-draft payments again XX/XXXX.

REASON FOR DEFAULT: XXXX-Income curtailment, excessive obligations. XXXX-XXXX, reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957751	1/1/2021	12/30/2020	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, outbound call to the borrower regarding the payment due and said work is still closed. Will catch up in XXXX . No contact since that time despite multiple attempts. The borrower appears to be cooperative during noted conversations. The borrower was impacted by XXXX and began requesting workout options in XX/XXXX. Three one-month deferrals were completed for the XX/XXXX, XX/XXXX and XX/XXXX payments. The loan is delinquent and hardship appears to be ongoing. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being out of work and XXXX closed. Hardship appears to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: A chapter 13 bankruptcy was filed inXX/XXXX and discharged in XX/XXXX. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957417	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No phone contact with prior servicer. Borrower submitted an insurance check for endorsement at a branch in XX/XXXX; loan was current, funds were endorsed and released (DOL unknown, XXXX damage). Loan transferred servicing in XX/XXXX.Borrower made phone payments through XX/XXXX, then began paying via the website. No contact again until XX/XXXX, when borrower applied online for XXXX assistance. Servicer approved a 3-month deferral beginning in XX/XXXX, but only deferred one payment, as borrower began paying again. Last contact with borrower was a phone payment in XX/XXXX.

REASON FOR DEFAULT: XXXX-not provided. XXXX-XXXX, hardship details not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959061	2/1/2021	1/15/2021	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX A death certificate for one of the borrowers is received. XX/XXXX Borrower is applying with loss mit, XX/XXXX assistance is denied. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XXXX Borrower inquiries about a XXXX deferral extension. Borrower has been cooperative. The most recent contact was on XX/XXXX to discuss the account.

REASON FOR DEFAULT: XX/XXXX Excessive obligations. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959166	3/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing after XX/XXXX disaster mod until request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed XX/XXXX, last contact XX/XXXX for escrow inquiry.

REASON FOR DEFAULT: XXXX income curtailment, details not provided

FORECLOSURE: N/AANKRUPTCY: BK7 was filed , dischargedXX/XXXX without reaffirmation .

PROPERTY: Property is owner occupied. No property issues noted.

431958436	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; contact with borrower to schedule payments. Welcome call completed XX/XXXX. XXXX incentive appliedXX/XXXX. Borrower statedXX/XXXX not paid on time by employer. Borrower requested tax documentXX/XXXX. Last contactXX/XXXX borrower scheduled payment.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
418345448	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower submitted an online notification stating borrower's job was impacted by XXXX and couldn't make the monthly payment. It is unknown if borrower suffered job loss or income reduction. Servicer deferred 2 monthly payments for XXXX assistance.

REASON FOR DEFAULT: No payment default.

FORECLOSURE: No recent FC activity noted.

BANKRUPTCY: No recent BK activity noted.

PROPERTY: Property occupancy was not provided in comments.  Current property condition is unknown.

431959511	2/1/2021	1/11/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is deceased since XXXX. Unauthorized third party made contact XX/XXXX to cure XXXX NSF and submitted documents confirming she is Executor XX/XXXX. Account is 3x30 in the last 12 months due to multiple NSFs; there is little contact throughout delinquency and no discussion of hardship or loss mitigation. Last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: Death of borrower in XXXX, SII RFD is not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is non-owner occupied. No property issues noted.

431957082	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic 30+ delinquent in XXXX with little borrower contact throughout delinquency. Borrower paid timely from reinstatement XX/XXXX until request for assistance XX/XXXX. 2 payments deferred in XXXX and XX/XXXX, timely payments have resumed with last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: XXXX RFD: excessive obligations. XXXX RFD: income curtailment, details not provided.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957244	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated 2 payments XX/XXXX, hardship caused by death of spouse. Account was performing prior to request for assistance in XX/XXXX 3 payment were deferred XXXX -XX/XXXX, timely payments resumed, last contact XX/XXXX account inquiry.

REASON FOR DEFAULT: XXXX income curtailment due to hair salon lockdown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957390	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is applying for loss mit assistance, docs are being submitted. XX/XXXX A trial mod is approved. XX/XXXX Mod expires and loss mit is closed. Borrower has not been responsive with several recent unsuccessful attempts at communication recorded. The most recent contact with borrower was on XX/XXXX to verify the balance due. On XX/XXXX an unauthorized party calls in to report the borrower is now deceased (no other notes found verifying this).

REASON FOR DEFAULT: XX/XXXX Illness of mortgagor.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958051	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Limited borrower contact noted in comments. Last borrower contact was XX/XXXX with on-line XXXX application. Borrower received 3 month XXXX deferral with RFD income curtailment. Loan has been paid as agreed since the deferral and is current.

REASON FOR DEFAULT:  Income reduction

FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
431317320	3/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower asked about an escrow change in XX/XXXX. Borrower had monthly contact with servicer until he stopped paying in early XXXX. Borrower applied for assistance in XX/XXXX, servicer granted a trial mod plan. modification was completed in XX/XXXX. Borrower mentioned a XXXX hardship in XX/XXXX, but didn't apply for assistance. No further contact. Loan transferred servicing in XX/XXXX; borrower made a phone payment during the welcome call.

REASON FOR DEFAULT: XXXX-Excessive obligations, income curtailment, borrower illness (borrower on workman's comp since XX/XXXX). XXXX-XXXX, laid off

FORECLOSURE: ReferredXX/XXXX, action was delayed for a corrective AOM. Servicer had difficulty verifying mobile home title, home wasn't on the active MH registry. modification in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957269	2/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower stopped paying for several months in late XXXX, but declined payment assistance as he wanted to wait for settlement funds to reinstate. Borrower applied for assistance in XX/XXXX. Servicer approved a trial mod plan, and loan transferred in XX/XXXX while the plan was active. Servicer sent the modification to borrower in XX/XXXX, but borrower didn't like the terms, and didn't want to extend the maturity date or have a balloon payment. Borrower declined the offer, and began making double payments for the next three months until loan reinstated. Borrower set up several future payments in XX/XXXX. Loan fell delinquent in XX/XXXX, and borrower had an NSF payment in XX/XXXX. Servicer offered a repay plan, but borrower declined . Sporadic contact when borrower would give a promise to pay; loan reinstated in XX/XXXX. Last contact was a phone payment in XX/XXXX.

REASON FOR DEFAULT: XXXX-Borrower illness (motorcycle accident), income curtailment (short-term disability). . XXXX-had some work cancelled, lost income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431958402	2/1/2021	1/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated they were impacted by XXXX, deferral was offered which was accepted. On XX/XXXX servicer deferred the XX/XXXX through XX/XXXX payments. on XX/XX/XXXX borrower stated still impacted by XXXX and requested further assistance, servicer advised workout packet is needed. on XX/XX/XXXX servicer received a workout packet and on XX/XXXX workout was denied as income supports payments. Last contact XX/XXXX borrower promised a payment by XX/XXXX; payment was made XX/XXXX.

REASON FOR DEFAULT: XXXX Unemployment

FORECLOSURE: NA

BANKRUPTCY: Borrower was active in a BK 13 date filed not noted  and discharge date XX/XXXX.

PROPERTY: NA

431957137	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower called in and inquired about refinancing and was advised Servicer doesn't refi loans.

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX  as curtailment of income. Borrower stated loss of child support income and would be late making the next few months payments.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XXXX as owner occupied. Current property condition is unknown.
418943006	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact with the borrower wasXX/XXXX with the borrower inquiring about additional Assistance. The borrower applied for Assistance XX/XXXX and was approved for a Mod Trial for 3 payments beginning XX/XXXX. The Mod trial was completed successfully with the new Mod payment beginning XX/XXXX. The borrower was also impacted by XXXX due to reduction of income or temporary unemployment and was approved for a 3 month deferral beginning with XX/XXXX payment. The borrower has paid as agreed since that time.

REASON FOR DEFAULT: The reason for default was reduction of income or temporary unemployment

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No bankruptcy activity

PROPERTY: No property issues noted

431957577	2/1/2021	1/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistant in XX/XXXX; modification approved in XX/XXXX but borrower XXXXline modification terms on XX/XXXX. Last contact on XX/XXXX; payment set-up via phone.

REASON FOR DEFAULT: RFD per notes on XX/XXXX; illness of borrower.  RFD per notes on XX/XXXX, borrower stated her sister moved away and stopped making payment.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431957879	2/15/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance with payments in XX/XXXX; approved for XXXX plan with two payments being deferred. Last contact on XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  Borrower stated in XX/XXXX, that her business has suffered due to losing their homes due to storms.  RFD per notes on XX/XXXX, unemployment due to natural disaster.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Per comments on XX/XXXX, subject sustained smoke damage, borrower not living in the home. No further details of damage noted. DOL and COL are unknown.
430531106	2/1/2021	1/21/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer comments on XX/XX/XXXX showed conversation with UTP, XXXX Attorney stating she's trying to serve borrower with DLJ Foreclosure papers on subject property. Comments on XX/XX/XXXX andXX/XXXX indicated FC was from the HOA and borrower owed $XXXXXXX.XX. Last borrower contact XX/XXXX when a phone payment was made. Loss Mit was attempting work out XX/XXXX when monthly income was noted as $XXXXepayment plan was denied XX/XXXX. Comments did not indicate why it was denied.

REASON FOR DEFAULT: RFD was last noted on XX/XXXX as prior excessive obligations taking care of parents prior and during XXXX. Borrower indicated they were now caught up financially and was interested in Loss Mit Mod workout.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No active BK activity found. However, Borrower stated in XX/XXXX that she was filing a BK Chapter 13 but wasn't including the subject property. She was only including the HOA debt. It is unclear if this BK was actually filed. There was a prior BK Chapter 7 filed XX/XXXX and discharged XX/XXXX.

PROPERTY: Current property occupancy was last noted on XX/XXXX as owner occupied. Current property condition is unknown.

431958716	2/15/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts the three month XXXX deferral starting in XX/XXXX. No contact wound after the deferral is completed.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes from XX/XXXX show that the borrower was in bankruptcy but no supporting information is found.

PROPERTY: No property issues found.

431957932	2/1/2021	1/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrowers failed to make the XX/XXXX payment and a demand letter was sent on XX/XXXX. Loan was brought current in XX/XXXX. Borrower called in on XX/XXXX to inquire about the $XXXXhat posted on the loan and was advised that this was a XXXX incentive payment for the mod in XXXX. Borrowers submitted an online XXXX notification and received deferral in XX/XXXX and XX/XXXX. Last contact was on XX/XXXX, borrower called for possible XXXX assistance extension. Loan is current.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958816	2/15/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower stated in XX/XXXX that RFD was due to excessive obligations - pet medical bills due to emergency surgery. Loan was service released in XX/XXXX. Borrower's spouse XXXX called in on XX/XXXX to schedule the XXXX payment and stated that she had not received the new ACH form in the mail and was advised with the form sent via mail it could be delayed and could take 45 days for processing; Mrs. XXXX accepted the assistance to set up ACH online. Escrow analysis was sent on XX/XXXX. Mrs. XXXX inquired about escrow shortage on XX/XXXX. Mrs. XXXX called in XX/XXXX indicating that they have been impacted by XXXX. A 3 month deferral was approved and processed in XX/XXXX - XX/XXXX. Last contact was on XX/XXXX, Mrs. XXXX called in about correction for SSN. Loan is current.

REASON FOR DEFAULT: XXXX, vet bills.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431956951	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower struggled to pay in XXXX, and had regular contact with servicer, usually when she would make a phone payment. Borrower declined assistance in XX/XXXX, and made a double payment in XX/XXXX to reinstate the account. Loan transferred servicing in XX/XXXX. Borrower had regular contact with servicer when she would give a promise to pay or make a phone payment; loan remained current through XXXX. Borrower requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning in XX/XXXX. Once the deferral expired, borrower applied for additional assistance. Servicer offered a standard repay plan in XX/XXXX; borrower accepted, and the loan reinstated in XX/XXXX. Last contact was in XX/XXXX when borrower asked how repay payments were XXlculated.

REASON FOR DEFAULT: XXXX-Income curtailment, excessive obligations. XXXX-XXXX, borrower not working, tenants not paying

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431957501	3/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in on XX/XXXX indicating that he was laid off due to XXXX. Deferral was processed in XX/XXXX and XX/XXXX. Last contact was on XX/XXXX, borrower called and wanted to make sure that that the loan is current because he wants to refinance. Loan is current.

REASON FOR DEFAULT: Borrower was laid off due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BK13 filed on XX/XX/XXXX 12 was discharged on XX/XXXX and released on XX/XXXX.

PROPERTY: No property issues found.

431958182	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contactXX/XXXX when borrower's spouse made a phone payment.

REASON FOR DEFAULT: RFD for one slow payment is unknown. No other payment default.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.

431957966	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower in XX/XXXX wanted to know if escrow would cover HOA payments, servicer advised no. Last contact XX/XXXX borrower called in to see why payment increased, servicer advised escrow payment went up. Nothing further discussed.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958028	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, excessive obligations.  Details not provided.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Per notes in XX/XXXX, there was is code violation placed by the city; details of violation not noted. Owner occupied per data tape.
431958868	1/1/2021	12/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic 30+ delinquent last 2 years, most recent reinstatement of 3 payments XX/XXXX followed by default in XX/XXXX. There is occasional borrower contact regarding NSF returns and phone payments, but no discussion of financials or loss mitigation. Last contact XX/XXXX.

REASON FOR DEFAULT: Self-employed income curtailment due to slow receivables

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

430448742	2/14/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower confirmed owner occupancy in XX/XXXX. No contact again until XX/XXXX when borrower asked about credit reporting. No further contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower requested an escrow analysis in XX/XXXX, and asked servicer to stop calling in XX/XXXX. Borrower applied online for XXXX assistance in XX/XXXX, and servicer granted a 3-month deferral. Borrower asked why servicer wasn't reporting on credit in XX/XXXX, and called with escrow and advance questions over the next few months. Last contact was in XX/XXXX when borrower promised to pay; payment was made via the website.

REASON FOR DEFAULT: XXXX-divorce, excessive obligations. XXXX-XXXX, reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BK7, details not provided

PROPERTY: Owner occupied

431488738	2/1/2021	1/18/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is applying with loss mit for assistance. XX/XXXX A trial mod is approved. XX/XXXX Final mod is implemented. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has been cooperative with fairly regular communication. The most recent contact was on XX/XX/XXXX borrower requests to change their due date.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. XX/XXXX Hospitalization of borrower. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959305	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower failed to make the XX/XXXX payment and stated on XX/XXXX that RFD was due to medical obligation and curtailment of income - borrower the only source of income at the time hoping spouse will soon return to work; declined loss mit. 2 payments were applied in XX/XXXX bringing the loan current. Borrower called in on XX/XXXX to inquire about lowering the interest rate and was advised of refinancing and general info about mod. Borrower stated in XX/XXXX that they had car repairs. Borrower requested to postpone ACH on XX/XX/XXXX due to being impacted by XXXX and was advised no XXXX assistance available. Last contact was on XX/XXXX, borrower called in to schedule a payment and stated that she is not working due to XXXX.

REASON FOR DEFAULT: Loan is current but the borrower stated in XX/XXXX that she is not working due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958849	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to default in XX/XXXX. Borrower called to reinstateXX/XXXX and discuss escrow account, no hardship is noted and there is no further contact.

REASON FOR DEFAULT: Not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958882	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XXXX Borrower calls in to set up a payment.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957764	2/15/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior CH13 BK filed in XXXX and dischargedXX/XXXX. Borrower received a 3 month XXXX deferral in XXXX due to income curtailment. Loan is current but has been delinquent in the last 12 months. The borrower has been cooperative with the servicer with last contact XX/XXXX regarding payment.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE:  No FC activity noted

BANKRUPTCY: Prior CH13 BK filed XX/XXXX14 and dischargedXX/XXXX.

PROPERTY: Property is owner occupied with no damages noted.
431958975	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower checking on the credit reporting. The borrower asked for Assistance XX/XXXX with a hardship of unemployment. The borrower was just employed again. The servicer approved the borrower for a 7 monthly payment deferral bringing the due date for XX/XXXX, the loan was modified XX/XXXX. The borrower was also affected by XXXX due to temporary unemployment that ended with full-time employment XX/XXXX. The borrower was placed on a repayment plan, but instead paid the loan current in XX/XXXX with 7 payments.

REASON FOR DEFAULT: The XXXX impact was temporary unemployment and the Mod was unemployment.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431957645	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower stated on XX/XXXX that RFD was excessive obligations and she was trying to catch up; declined loss mit; also stated on XX/XXXX that work was slow. Borrower indicated in XX/XXXX that her employer building burned down due to the disaster and might apply for unemployment. Borrower was offered a disaster relief effective XX/XXXX - XX/XXXX. Borrower called in on XX/XXXX9 informing that she mailed a check and would be making another payment for XXXX as soon as possible and explained that she was having difficulties with payment due to business burned down but will continue to make payments. Borrower informed on XX/XXXX that she has been impacted by XXXX and requested assistance. A 3 month deferral was processed in XX/XXXX - XX/XXXX. Last contact was on XX/XXXX, borrower called in to discuss the tax notification she received and stated that she will mail in her payments. Loan is current.

REASON FOR DEFAULT: Borrower unemployment due to XXXX, curtailment of income, excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431956977	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower verified hardship had ended in XX/XXXX. Prior servicer completed a modification in XX/XXXX. No further contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made payments through the IVR. Borrower reported a hardship in XX/XXXX, and reinstated the account with a double payment the following month. No requests for XXXX assistance. Borrower wanted to refinance in XX/XXXX. Last contact was in XX/XXXX when borrower requested insurance information. Servicer completed a payoff quote in XX/XXXX, requestor unknown.

REASON FOR DEFAULT: XXXX-Excessive obligations; borrower helped parents for a time due to health issues. XXXX-XXXX, reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958114	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to excessive obligations. Borrower stated XX/XXXX had to assist with funeral expenses. Death of father noted XX/XXXX. Welcome call completed XX/XXXX. Borrower requested insurance information XX/XXXX. Borrower submitted for workout XX/XXXX; denied XX/XXXX. Verbal repayment plan offeredXX/XXXX. Borrower reviewed planXX/XXXX. Borrower stated XX/XXXX had medical expenses. Death of brother-in-law noted XX/XXXX . Loss mitigation deniedXX/XXXX, however servicer approved Stip to ModXX/XXXX. Mod workout approved XX/XXXX which was booked XX/XXXX. Payment deferral completedXX/XXXX. Borrower requested payment deferral be reversedXX/XXXX. Deferral completedXX/XXXX. Last contact XX/XXXX to discuss ACH payments.

REASON FOR DEFAULT: Excessive obligations. Family death.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431487785	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX stated impacted by XXXX servicer offered deferment which was accepted. Deferral completedXX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance requested. Last contact XX/XXXX borrower refused paperless statement and said payment will be made byXX/XXXX, comments indicate payment was madeXX/XXXX via website.

REASON FOR DEFAULT: XXXX laid off

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958153	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX incentive applied in XX/XXXX. Borrower was in a court case with a contractor hired to make repairs after an insurance loss. Borrower declined payment assistance in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower accepted a repay plan in XX/XXXX; loan reinstated in XX/XXXX, but borrower continued to make double payments. XXXX incentive applied in XX/XXXX. Borrower missed the XX/XXXX payment, but reinstated the following month; no further contact. Borrower requested XXXX assistance online in XX/XXXX. XXXX incentive was applied that month, and servicer granted a 3-month deferral.

REASON FOR DEFAULT: XXXX-Borrower on disability income; active court case. XXXX-XXXX, hardship details not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957155	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. No contact with borrower until she requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning in XX/XXXX. Borrower requested a deferral extension in XX/XXXX, and was told to submit an assistance application in XX/XXXX. Assistance request was still in review in XX/XXXX, and servicer approved a FB plan in XX/XXXX, but borrower had reinstated in XX/XXXX, and had since remained current. During last contact in XX/XXXX, borrower confirmed she still wasn't working.

REASON FOR DEFAULT: XXXX, not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958537	2/15/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Contact with the borrower is limited to PTPs, draft payments and checking on the escrow accounts.

REASON FOR DEFAULT:  Notes from XX/XX/XXXX  show the RFD to be the business was slow and the borrower thought that he had made the payment.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959325	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic 30-60 delinquent from XX/XXXX through XX/XXXX. Borrower was unresponsive to prior servicer, maintained contact with new servicer but declined to discuss loss mitigation. Hardship provided XX/XXXX was for death in family and reduction in work hours. Borrower has paid timely since most recent reinstatement XX/XXXX, last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431488651	2/1/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX requested assistance and sent in a workout packet which was receivedXX/XXXX. As of XX/XXXX comments indicate a trial FB was set up, details of FB not noted. As of XX/XXXX MOD was returned and loan modified, details of the modification note noted. Last contact XX/XXXX when borrower stated payment was made through their bank, nothing further discussed.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958907	1/1/2021	12/12/2020	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: The most recent contact was on XX/XXXX to make payment arrangements. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958127	2/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to curtailment of income. Excessive obligations noted XX/XXXX . Further details provided XX/XXXX borrower went from working full time to part time. Borrower stated XX/XXXX down to one income; wife lost job. Borrower stated XX/XXXX awaiting tax return to make payment. Borrower stated XX/XXXX hours fluctuating at job. Servicer advised of lender-placed insurance XX/XXXX. Borrower statedXX/XXXX out of work due to injuries. Borrower statedXX/XXXX just had surgery. Borrower stated XX/XXXX needed another surgery. Borrower statedXX/XXXX had bank account fraud. Last contactXX/XXXX borrower made payment.

REASON FOR DEFAULT: Curtailment of income.  Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. Servicer notes loss draft XX/XXXX; details of claim not provided.
431958619	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower hardship noted XX/XXXX due to excessive obligations. Welcome call completed XX/XXXX. Curtailment of income noted XX/XXXX; work has been slow. Borrower again stated XX/XXXX working less. Borrower called to make paymentXX/XXXX. XXXX incentive appliedXX/XXXX. Borrower stated XX/XXXX needed more time for payment. Borrower indicatedXX/XXXX impacted by XXXX; work has stopped. Special FB offered 4XX/XXXX; no indication borrower pursued workout. Last contact XX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431957821	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was 4x30 in XXXX, borrower declined to discuss hardship or financials and cured delinquency in XX/XXXX. Account remained current until missed payment XX/XXXX, borrower again declined to discuss loss mitigation and cured rolling 30-day delinquency in XX/XXXX. Comments refer to a dispute filedXX/XXXX regarding XXXX assistance, details are not noted about the nature of the dispute or resolution letter issuedXX/XXXX. Last contactXX/XXXX payment inquiry.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: BK7 discharged prior to XX/XXXX, case details not provided.

PROPERTY: Property is owner occupied. No property issues noted.

431958279	3/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XXXX, borrower calls in to report they are still employed and to request an extension of the deferral. No other recent significant activity was noted.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958472	1/1/2021	12/3/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a promise to pay in XX/XXXX, but was unwilling to discuss the default or payment assistance in XX/XXXX. He reinstated that month, and continued to have monthly contact with servicer, but stopped paying in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower had monthly contact with servicer, and confirmed payments were affordable in XX/XXXX. No contact again until XX/XXXX, when borrower gave a promise to pay the following month.

REASON FOR DEFAULT: XXXX-Excessive obligations, another loan was in foreclosure and funds went to reinstate that account, car repairs. XXXX-Borrower is self employed, income curtailment; also receives SSI. XXXX-income curtailment, business was slow

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958745	2/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is making payment arrangements, declines assistance offer. XX/XXXX Borrower is waiting on an insurance check to make payment. XX/XXXX Borrower reports they have been impacted by XXXX. XX/XXXX A verbal payment plan is declined . Borrower has been cooperative with fairly regular communication. The most recent contact was on XX/XX/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Illness of mortgagor. XX/XXXX Curtailment of income. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958795	2/15/2021	1/26/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower husband called regarding location of XXXX online, call got disconnected.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: Appears loan was in active FC prior to BK, placed on hold for BK per comments in XX/XXXX. FC hold lifted once BK closed on XX/XXXX, FC closed on XX/XXXX once loan was reinstated. No other FC activity noted.

BANKRUPTCY: BK11 filed on XX/XXXX, order confirming BK11 plan with 5 year reinstatement signed on XX/XXXX, discharged on XX/XXXX. Per comments in XX/XXXX, BK noted as active still. BK noted as closed on XX/XXXX once account brought current.

PROPERTY: No property issues noted.
431958057	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Comments show the borrower received a prior loan mod effective XX/XXXX due to income curtailment. Mod details: rate X%, P&I $XXXX43, maturity date XX/XX/XXXX 55. She draws fixed income and rental income from her daughter. Current servicer granted an original 3 month XXXX deferral in XXXX due to medical issues, however, it appears only 1 month of deferral was applied. She has been cooperative with the servicer with last contact XX/XXXX regarding 1 month payment refund request for double payment applied XX/XXXX.

REASON FOR DEFAULT:XX/XXXXORECLOSURE:  No FC activity noted

BANKRUPTCY: NO BK activity noted

PROPERTY:  Property is owner occupied with no damages noted

431958392	3/1/2021	1/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts a two month XXXX deferral starting in XX/XXXX. No contact after the deferral.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a slowness in the borrowers job.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957719	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: modification was completed in XX/XXXX. No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made phone payments the first few months, and asked about an escrow shortage in XX/XXXX. Borrower set up auto-draft payments in XX/XXXX. No contact again until borrower requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning in XX/XXXX. Auto-draft payments resumed in XX/XXXX; no further contact with borrower.

REASON FOR DEFAULT: XXXX, not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958235	2/15/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Workout plan starts on XX/XXXX. Contact with the borrower is limited to PTPs, draft payments and checking on the escrow accounts. Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXX when the borrower had questions about a claim and was transferred.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be an illness with the borrower.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959009	2/1/2021	1/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was rolling 30 delinquent prior to reinstatement XX/XXXX, then performing until request for assistance XX/XXXX. 3 payments were deferred XX/XXXX and timely payments resumed in XXXX with no further contact since XX/XXXX.

REASON FOR DEFAULT:  XXXX RFD: excessive obligations. XXXX RFD: XXXX income curtailment, details not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

418346168	2/16/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower inquired about hazard insurance claim checkXX/XXXX. Borrower called to make payment XX/XXXX. Borrower stated XX/XXXX waiting for insurance claim funds. Borrower statedXX/XXXX had new bank account information due to fraud. Borrower hardship noted XX/XXXX due to curtailment of income; hours reduced at work; borrower has been ill and applied for disability; receiving unemployment. Additionally, the borrower requests a due date change from the 12th to the 16th; the per diem iao $XXXX92 paid by the borrower on XX/XX/XXXX . Last contactXX/XXXX to confirm payment scheduled.

REASON FOR DEFAULT: Curtailment of income.  Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. Borrower inquired about hazard insurance claim checkXX/XXXX for $XXXX; details of claim not provided.
431958271	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower declined a repay offer in XX/XXXX, and made a double payment in XX/XXXX to reinstate the account. No further contact with prior servicer. Loan transferred servicing in XX/XXXX. In XX/XXXX, borrower thought the property was for sale, and requested a letter from servicer stating account had not been in foreclosure for the past 36 months; servicer provided a payment history. Borrower made a double payment in error in XX/XXXX; one payment was reversed from the account. Borrower applied online for XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral plan beginning that month. Last contact was in XX/XXXX when borrower gave a promise to pay online.

REASON FOR DEFAULT: XXXX-excessive obligations. XXXX-XXXX, hardship details not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431958501	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to discuss the account status. The notes indicate the borrower has multiple loans. The borrower has made requests for workout assistance, the most recent request being in XX/XXXX. The loan has had three one-month deferrals completed in XX/XXXX, XX/XXXX, and XX/XXXX and has remained current throughout the last 12 months. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress despite requests for assistance in XX/XXXX.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and the customer's company shut down. Hardship XXXX be continuing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431957535	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower calls on XX/XXXX to explore the XXXX deferral program. An incomplete assistance letter is mailed to him on XX/XXXX. A denial is mailed XX/XXXX due to an incomplete assistance package. The final contact is on XX/XXXX when the borrower called to make a payment.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958212	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower stated in XX/XXXX that she just started working again after 8 months and stated in XX/XXXX that default was due to illness. Demand notice letter was sent on XX/XXXX. Borrower scheduled a payment on XX/XXXX to bring the loan current. Co-borrower stated on XX/XX/XXXX that they fell behind due to being in the hospital and work being slow. Multiple NSFs on the loan; most recent NSF was processed in XX/XXXX. Borrowers failed to make the XX/XXXX payment but were able to make 2 payments the following month. Last contact was on XX/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Borrower unemployment, curtailment of income, illness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

419160148	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower called to follow up on ACH. Servicer advised since set up on FB plan the ACH was cancelled and ezpay is pending to process. Loss Mit work out mod completed.

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX  as curtailment of income due to husband needing surgery and can't work.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.
431958878	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal significant contact is recorded. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XXXX Borrower is denied a deferral extension, they report they will continue to make payments. The most recent contact was on XX/XX/XXXX to make a payment.

REASON FOR DEFAULT:XX/XXXX RFD is a payment discrepancy. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959532	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated impacted by XXXX, servicer offered a deferral which borrower accepted. Deferral completed XX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance requested. Last contactXX/XXXX borrower stated they do not need further assistance.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959570	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. Spouse made sporadic phone payments in XXXX; all other payments were made via the IVR. Servicer offered a repay plan in XX/XXXX after spouse had a hardship, but she declined . Spouse made sporadic phone payments in XXXX as well. Last contact was in XX/XXXX when spouse verified the principal balance.

REASON FOR DEFAULT: XX/XXXX-Spouse broke her knee in XX/XXXX, and was expecting disability funds a few months later.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958529	3/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show that the borrower has completed his trial payments and the final mod docs are received on XX/XXXX. Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XX/XXXX when the borrower calls to make a payment.

REASON FOR DEFAULT:  Notes from XX/XXXX show the  RFD to be a curtailment in income as the borrower was unemployed for a period of time.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957686	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXX when the borrower calls to resume making payments and set up an ACH payment.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Borrower files for chapter 13 bankruptcy protection in XXXX and is discharged on XX/XXXX.

PROPERTY: No property issues found.

431958420	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Workout packet was received in XX/XXXX as ofXX/XXXX a trial FB plan was set up with payments fromXX/XXXXthrough XX/XXXX; plan completed and MOD mailed XX/XXXX which was never returned. Workout canceled XX/XXXX since MOD not returned borrower did not provide reason for not returning MOD. Last contactXX/XXXX borrower and servicer went over loan details and borrower made a payment over the phone.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431957705	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in XX/XXXX. Borrower submitted an insurance check for endorsement in XX/XXXX; loan was current, funds were returned to borrower. Loan transferred servicing in XX/XXXX. Borrower made monthly phone payments, and XXXX incentive was applied in XX/XXXX. Borrower applied online for XXXX assistance in XX/XXXX, and servicer granted a 3-month deferral beginning that month. Borrower resumed payments after deferral expiration. In XX/XXXX borrower paid the escrow shortage. Monthly phone and IVR payments continued. Last contact was in XX/XXXX when borrower made an escrow payment.

REASON FOR DEFAULT: XXXX, unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958625	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower discussed email regarding loan changes. Servicer advised changes were on the website and an Escrow Analysis Statement was sent to borrower the next day.

REASON FOR DEFAULT: RFD was last noted on XX/XXXX after NSF occurred. Borrower stated would repay the NSF payment and next payment due that month. Payment promise was kept and RFD was noted as unemployment that startedXX/XXXX. It is unclear if borrower has since gained employment.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XXXX as owner occupied. Current property condition is unknown.
431957855	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower statedXX/XXXX impacted by XXXX. Payment deferredXX/XXXX,XX/XXXX andXX/XXXX. Servicer confirmed receipt of borrower financials XX/XXXX, however incomplete. As ofXX/XXXX financials still incomplete.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  XXXX disaster area noted XX/XXXX; no indication property was affected.

431957422	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower had an NSF payment in XX/XXXX that was reinstated in the same month. XXXX incentive was applied in XX/XXXX, and borrower requested a website password reset in XX/XXXX. XXXX incentive applied in XX/XXXX. No contact from XXXX until borrower requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning that month. No further contact with borrower, who resumed payments after deferral expiration.

REASON FOR DEFAULT: XXXX-not provided. XXXX-XXXX, not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958360	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: BK13 filed in XXXX, loan current when BK dismissed in XX/XXXX. Loan was current when borrower contacted the servicerXX/XXXX to request XXXX assistance, unemployed. Borrower was granted deferrals for XXXX, XXXX and XX/XXXX. Borrower was able to resume payments in XX/XXXX and has been current since then.

REASON FOR DEFAULT:  Unemployment

FORECLOSURE:  No FC activity

BANKRUPTCY:  BK13 filed XX/XX/XXXX 15 , dismissedXX/XXXX. POC for arrearages had been fully paid by dismissal date and loan was current.

PROPERTY:  Owner occupied

431959202	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower applies for loss mit assistance, denied in XX/XXXX (no workout options available). XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has not been very responsive. The most recent contact was on XX/XXXX to confirm a payment was processed.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. XX/XXXX Unemployment of spouse due to illness. XX/XXXX car repairs. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957681	2/1/2021	12/8/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX shows that a property loss was sustained previously but that the claim is now closed and an inspection is no longer required. Borrower calls on XX/XXXX regarding a double bill statement. Servicer said that the bill was printed prior to the ACH transfer.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be an illness with the borrower.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959504	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Mod was denied XX/XXXX due to insufficient income, borrower's contributing mother passed away in XXXX. Reinstatement posted XX/XXXX and account remains current until request for XXXX assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed in XXXX, last contact XX/XXXX escrow inquiry.

REASON FOR DEFAULT:  XXXX work furlough

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957523	1/1/2021	12/14/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower starts a workout plan on XX/XXXX. Borrower enters several workout plans over the last three years. Borrower is mailed the XXXX deferral plan on XX/XXXX. The final contact is on XX/XXXX when the borrower says that they are unemployed and that the servicer does not have any loss mit options available that he liked. Servicer gives the borrower the number for HUD.

REASON FOR DEFAULT:  The RFD from XX/XXXX is inconsistent work hours.  On XX/XXXX the rfd was that his mother had passed away.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957945	2/1/2021	1/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower advised on XX/XXXX that the XX/XXXX payment was rejected in error because the fund were deposited in the wrong account. Borrower inquired about escrow shortage in XX/XXXX and requested a 24 month spread. Borrower stated on XX/XXXX that he accepted a repayment plan but changed his mind and cancelled it. Borrower called in on XX/XXXX requesting for verbal repayment plan wanting to begin making payments on XX/XXXX9 and was advised that at that time he would owe the XX/XXXX and XX/XXXX payments and that if he made a payment in XX/XXXX he would only owe for one month. 2 payments were applied in XX/XXXX. Borrower indicated on XX/XXXX that he was laid off from work due to XXXX. Deferral was processed in XX/XXXX - XX/XXXX. Borrower called in on XX/XX/XXXX requesting to apply for a new deferral and was advised that he received deferral already but can apply for a mod. Last contact was on XX/XXXX. borrower called in to schedule a payment. Escrow analysis statement was sent on XX/XXXX. Loan is current.

REASON FOR DEFAULT: Borrower was laid off from his job due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957586	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance due to XXXX; deferment granted. Borrower requested that the escrow payment be removed in XX/XXXX; servicer advised to fax in request. Repayment plan granted in XX/XXXX2. Last contact on XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, borrower not working.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431957325	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower struggled to make payments in XXXXX/XXXX. In XX/XXXX RFD was income curtailment, borrower on fixed income so couldn't make up back payments. No contact with borrower but borrower's sister (authorized third party) calls in to making the payments. Non obligated spouse called XX/XXXX, to get authorization to talk with servicer. No details about RFD but loan has been current since XX/XXXX.

REASON FOR DEFAULT:  Income curtailment, no other details

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied. Property is located in XXXX declared  disaster area, XX XXXXsXX/XXXX. No indication property has been impacted.

418348979	1/8/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower called stating she was served papers by the Sheriff's department due to delinquent property taxes and property was being FC on. Servicer provided Tax department phone number. Comments on XX/XX/XXXX indicated part of the delinquent taxes were paid and servicer was gathering info to determine remaining total amount due in order to pay. The advance for taxes was approved. There has been no recent borrower contact. Servicer has consistently made Dialer attempts to contact borrower with no success. The last attempt was made on XX/XX/XXXX .

REASON FOR DEFAULT: RFD was not provided.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy status was not provided in comments.  Current property condition is unknown.

431958648	3/1/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX as of XX/XXXX, borrower approved for 3 month deferral on XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to inform that her employment was not opening until beginning of XXXX due to quarantine guidelines.

REASON FOR DEFAULT: Temporary unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431958185	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower called to change the already scheduled payment from XX/XXXX to XX/XXXX. Next payment showed posting on XX/XXXX.

REASON FOR DEFAULT: RFD was noted on XX/XX/XXXX  as prior curtailment of income. Borrower stated he just obtained a new job and will get paid starting XX/XXXX. Borrower set up a repayment plan for next 3 months for XX/XXXX, XX/XXXX and XX/XXXX. Last 2 payments were posted prior to their due dates. Curtailment of income was prior mentioned in XX/XXXX due to illness and inability to work.

FORECLOSURE: Loan reinstated from FC XX/XXXX and FC activity closed. Prior FC process was on a prior temporary hold in XX/XXXX due to Florida XXXX Executive order. Loss Mit was attempting assistance. Borrower did not mention being impacted by XXXX.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property occupancy was noted on XX/XX/XXXX as owner occupied. Current property condition is unknown.
431957266	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made sporadic phone payments and promises to pay, but declined payment assistance in XX/XXXX after a double payment reinstated the account. Loan transferred servicing in XX/XXXX. Borrower made a lump sum reinstatement again in XX/XXXX, but continued to struggle with 30-day delinquency over the next 18 months. Servicer had contact with borrower each time she made a phone payment. Servicer offered a repay plan again in XX/XXXX, borrower declined . Servicer offered a deferral through a mail offer in XX/XXXX, borrower didn't respond and offer expired. Contact became infrequent in XXXX, and in XX/XXXX borrower said her son moved in with her to help. Borrower made a double payment in XX/XXXX to reinstate the account, and asked why payment increased in XX/XXXX; increase was due to an escrow shortage. Last contact was a promise to pay in XX/XXXX.

REASON FOR DEFAULT: medical bills, borrower illness, loss of income

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged, no details provided

PROPERTY: Owner occupied
431958764	2/15/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower hardship noted XX/XXXX due to excessive obligations. Welcome call completed XX/XXXX. Borrower requestedXX/XXXX to have escrow account removed. Borrower statedXX/XXXX impacted by XXXX; owns business and not able to work. Payment deferral completedXX/XXXX,XX/XXXX andXX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431959265	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with borrower at prior servicer. Loan transferred servicing in XX/XXXX. Borrower made monthly phone payments. An NSF payment in XX/XXXX was reinstated in the same month. Borrower made a partial payment in XX/XXXX that was NSF, and requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning in XX/XXXX. Borrower had another NSF in XX/XXXX, and resumed payments after deferral expiration. Last contact was in XX/XXXX when borrower requested an escrow history.

REASON FOR DEFAULT: XXXX, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958335	2/1/2021	1/21/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was 3x 30 over the last 3 years. In XX/XXXX borrower said RFD was due to additional expense of paying rent while home was repaired. No mention of the cause of any damage, estimates for repair or when work was completed. Later in XXXX borrower RFD was excessive obligations and curtailment of income, and was struggling to pay the increased escrow. In XX/XXXX borrower contacted servicer about being laid off due to XXXX. Borrower was granted deferrals for XXXX, XXXX and XX/XXXX. Payments resumed in XX/XXXX but borrower called in XX/XXXX about still being unemployed, only receiving $XXXXXXXX benefits. Borrower has submitted docs and servicer agreed to accept payment of P&I only in XX/XXXX and XX/XXXX. No arrangements or PTP for XX/XXXX payment.

REASON FOR DEFAULT:  Unemployment

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY: Owner occupied. Borrower mentioned in XX/XXXX that they'd had to rent an apartment while home was repaired. No insurance claim info found in file or comments. No comments regarding the cause of any damage, cost estimates or completion of repairs. Exterior BPO in file dated XX/XXXX shows no visible damage or sign of repairs.

431959263	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with borrower at prior servicer. Loan transferred servicing in XX/XXXX; welcome call was completed. Borrower made monthly phone payments in XXXX, and in XX/XXXX requested XXXX assistance. Servicer granted a 3-month deferral beginning in XX/XXXX. Borrower resumed payments after deferral expiration, and has remained current. Last contact was in XX/XXXX, when borrower requested website assistance. All subsequent payments have been made via the website.

REASON FOR DEFAULT: XXXX, job impacted; details not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958637	2/1/2021	1/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower made a phone payment. Last Dialer attempt was madeXX/XXXX.

REASON FOR DEFAULT: RFD was noted on XX/XX/XXXX  as borrower is in XXXX and borrower's office is shut down. It is unknown if borrower has since returned to work.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Comments on XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs on XX/XXXX. Comments did not indicate subject property was effected by the XXXX.
431957918	2/15/2021	1/19/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact with ATP on XX/XX/XXXX when ATP confirmed payment posted on time and stated he was working on assuming the loan from borrower. ATP is Executor of Estate.

REASON FOR DEFAULT: RFD was noted on XX/XX/XXXX  as death of borrower. Death certificate appears to have been received on XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No current Property occupancy noted. Current property condition is unknown.
431958179	3/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower called for Insurance Information.

REASON FOR DEFAULT: No payment default. However, borrower stated on XX/XX/XXXX  she was laid off due to XXXX but would be starting a new job the next week. Servicer deferred 2 monthly payments and borrower never became delinquent.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.
431958796	3/1/2021	12/30/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX, loan reviewed for loss mit as of XX/XXXX, approved for deferral as of XX/XXXX after completion of 3 trial payments, trial payments completed on XX/XXXX, final deferral approved on XX/XXXX, signed deferral received from borrower on XX/XXXX. Borrower offered 6 month repayment plan on XX/XXXX, borrower initially accepted plan but then refused it. Loan reviewed for loss mit in XX/XXXX, approved for trial mod on XX/XXXX, final mod approved as of XX/XXXX, signed mod received from borrower on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower called because payment on XX/XXXX for XX/XXXX payment was applied to principal only instead of full payment for XX/XXXX. Payment we reversed and funds applied to XX/XXXX payment.

REASON FOR DEFAULT: Borrower wife unemployment.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431958068	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Loan has been current until XX/XXXX when borrower contacted servicer because hours cut due to XXXX. Borrower was granted deferrals for XXXX, XXXX and XX/XXXX. Resumed payments in XX/XXXX and has been current since then. Last contact was XX/XXXX.

REASON FOR DEFAULT:   Curtailment of income

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431958525	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts a one month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXX when the borrower calls to see if the payment has been received.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be the death of a spouse as well as the loss in income.  Notes from XX/XXXX show that it was the husband that has passed away.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Borrower filed for chapter 13 bankruptcy protection in XXXX and was discharged on XX/XXXX.

PROPERTY: No property issues found.

431957504	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in on XX/XXXX about refinancing or modifying the loan; RFD due to excessive obligations. Correspondence was received from 3rd party, XXXX (lien holder) on XX/XXXX seeking payoff and reinstatement. Payoff quote was completed on XX/XXXX. Borrower fell behind on the loan in XXXX and demand letters were sent. Borrower was offered repayment but declined the offer stating that he would bring the loan current on his end. Payoff request and reinstatement was received on XX/XXXX. RFD due to car issues and curtailment of income. Loss mit review was initiated in XX/XXXX; borrower did not qualify due to positive NPV and was denied mod and repayment but appears to have been offered deferral in XX/XXXX. Borrower stated on XX/XXXX that he would wait to review the deferral. Deferral was processed for 3 payments in XX/XXXX. Loan was deferred again in XXXX for 3 payments due to XXXX beginning with the XX/XX/XXXX payment. Payoff quote was requested on XX/XXXX; request completed. Last contact was on XX/XXXX, borrower called for grace period inquiry.

REASON FOR DEFAULT: Curtailment of income due to XXXX and excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .

431959001	1/1/2021	11/23/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower asking for Assistance due to medical issues that resulted from XXXX. The borrower is being reviewed to see if qualified for any Assistance options. The borrower was impacted by XXXX with a 3 month deferral beginning with the XX/XXXX payment. The impact reason was temporary unemployment.

REASON FOR DEFAULT: The most recent RFD was medical issues for the borrower from XXXX. The RFD for the XXXX impact was curtailment of income.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431958957	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Per comments on XX/XXXX borrower noted as possibly working loss mit resolution with prior servicer, deemed on XX/XXXX that loan was not in active forbearance at time of transfer. Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. Borrower inquired about further XXXX assistance on XX/XXXX, was advised there is no more XXXX assistance but could apply for loss mit review. Last contact on XX/XXXX, borrower requested XXXX assistance, was advised no XXXX assistance available and regular assistance was for delinquent accounts.

REASON FOR DEFAULT: Temporary unemployment due to XXXX and curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Roof repair noted on XX/XXXX, no claim mentioned, current status of repairs not provided, no other details provided. Escrow dispute noted on XX/XXXX, after conclusion of research escrow balance deemed correct as of XX/XXXX. DOL is unknown. No other property issues noted.
431959154	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower making a payment. The loan was referred to the Attorney for foreclosure XX/XXXX. The reason for default was medical issues. The borrower asked for Assistance in XX/XXXX and was approved for Mod Trial that was successfully completed with the new Mod approved in XX/XXXX and the new payment effective XX/XXXX

REASON FOR DEFAULT: The reason for default was medical issues.

FORECLOSURE: Referred to the Attorney XX/XXXX and was put on hold XX/XXXX to process Assistance application.

BANKRUPTCY: No Bankruptcy current activity

PROPERTY:  No property issues noted

431957386	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Account has had a rolling delinquency on it for most of the past 3 yrs. Borrower has not been responsive with numerous unsuccessful attempts at contact recorded.XX/XXXX the borrower reports they have been impacted by XXXX, a verbal repayment plan is accepted. The most recent contact was on XX/XX/XXXX with a billing statement being discussed.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959537	2/15/2021	12/29/2020	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated they were impacted by XXXX, servicer advised they needed a workout packet. Workout received XX/XXXX and servicer approved the deferral and on XX/XXXX deferral completed deferring 4 payments. Last contact XX/XXXX when borrower made a payment over the phone which posted XX/XXXX.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957104	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has not been very responsive. The most recent contact was on XX/XXXX borrower reports their daughter will make the payment on the account.

REASON FOR DEFAULT: XX/XXXX Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431957660	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. The borrower struggles to make the payments every month and demand notices have been sent but able to bring the loan current. Borrower stated in XX/XXXX that he is self-employed and has not been able to work as much and the reason for the late payment was due to his diabetes had been acting up. Repayment plan as approved but defaulted due to failure to make payments on the plan. Assistance review application withdrawal was completed on XX/XXXX. Borrower called in on XX/XXXX to inform that he had not been working due to XXXX. Deferral was processed in XX/XXXX, XX/XXXX, and XX/XXXX. XXXX disaster was declared on XX/XXXX for XXXXs, borrower stated on XX/XXXX that he was not impacted; borrower also informed that he has gone back to work and planned to make a payment that following week. Escrow shortage was discussed on XX/XXXX, borrower was advised of a 12 month spread or pay in full, borrower stated that he was not ready to pay the shortage in full due to his business being impacted by XXXX. Last contact was on XX/XXXX, borrower was provided the mailing address for insurance check endorsement.

REASON FOR DEFAULT: medical bills and loss of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Possible property damage. Borrower called in XX/XXXX asking for the mailing address for check endorsement. Claim information such as claim amount, date of loss and cause of loss are unknown. No details regarding damage or repairs provided. Property verified as owner occupied on XX/XX/XXXX .

431959198	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XXXX with the XXXX deferral being discussed.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957024	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the co-borrower called to make a payment over the phone and let the servicer know their taxes are delinquent. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout assistance in XX/XXXX and three one-month deferrals were completed in XX/XXXX, XX/XXXX, and XX/XXXX. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact to the borrower's business due to the XX/XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958984	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was unknown as the borrower was unresponsive to all contact attempts.

REASON FOR DEFAULT: The reason for default is unknown due to no contact with the borrower.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431957732	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to inquire about the account. No further details were noted. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout assistance in XX/XXXX and three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. The loan has remained current for the past 12 months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from the XX/XXXX and was out of work. No recent indication that hardship is ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The borrower filed a chapter 13 bankruptcy inXX/XXXX, unable to confirm the final disposition in the contact history or date the case was closed.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957859	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX; deferment granted. Last contact on XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD as of XX/XXXX, curtailment of income. RFD per notes on XX/XXXX, borrower impacted by XXXX. Exact details not noted.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Second home per data tape.
431959478	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XXXX, borrower set up two payments by accident, requested one to be reversed, servicer opened task to have one payment returned.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431957240	1/1/2021	12/16/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX. Timely payments resumed XX/XXXX until borrower advised XX/XXXX she was unable to make XXXX payment due to XXXX, details not noted. There is no further contact or receipt of loss mitigation docs.

REASON FOR DEFAULT: XXXX unemployment, borrower works for a school district.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958673	2/6/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: In XX/XXXX, borrower requested a due date change from the 1st of the month to the 6th of month. Per diem funds received and due date was adjusted by servicer on XX/XX/XXXX . The last contact was on XX/XXXX, the borrower called in to set up three post-dated payments for the next there months. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout options in XX/XXXX and was offered three one-month deferrals in XX/XXXX, XX/XXXX, and XX/XXXX. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX. The borrowers school shut down indefinitely. Hardship does not appear to be ongoing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431957375	2/1/2021	1/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was 1x30 in XX/XXXX, cured XX/XXXX, no hardship provided and account remained current until assistance was requested XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed in XX/XXXX, last contact XX/XXXX account inquiry.

REASON FOR DEFAULT: XXXX self-employed income curtailment, lost all clients during shutdown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957392	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX A mod is completed. XX/XXXX Borrower is discharged from BK13 XX/XXXX Borrower applies for loss mit assistance, a trial mod is approved. XX/XXXX Another mod is completed. The most recent contact was on XX/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BK is active when the history starts in XX/XXXX (filing date not found).XX/XXXX BK is discharged.

PROPERTY: No property issues found.

431957565	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower in XX/XXXX attempted a workout servicer denied a MOD but completed a deferment. The XX/XXXX through XX/XXXX payments were deferred. Borrower on XX/XX/XXXX stated they were impacted by XXXX and requested assistance. Servicer completed a deferred 2 payments. Last contactXX/XXXX borrower and servicer went over the deferral.

REASON FOR DEFAULT: XXXX income curtailment.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958194	1/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower submitted online XXXX notification stating borrower was impacted by XXXX but had the ability to make monthly payments. Servicer attempts to contact borrower monthly via Dialer with no successful contact. The last attempt was made on XX/XX/XXXX . There has been no verbal contact with borrower in past 3 years.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.
431959261	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: modification was completed in XX/XXXX. No contact with borrower while at prior servicer. Loan transferred servicing in XX/XXXX. Borrower requested an auto-draft application in XX/XXXX, setup was completed in XX/XXXX. Borrower called about insurance coverage in XX/XXXX; HOI is part of a master condo policy. Borrower applied for XXXX assistance in XX/XXXX, and servicer granted a 3-month deferral beginning that month. Borrower resumed payments after the deferral expired. Last contact was in XX/XXXX when borrower authorized her son on the account, and had insurance questions.

REASON FOR DEFAULT: XXXX-Not provided. XXXX-XXXX; borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958850	3/1/2021	4/1/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Account has a pattern of bulk payments that reinstate one late payment and pay loan ahead for 6+ months at a time. There is little borrower contact and no hardship noted, last contact XX/XXXX to confirm due date.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957159	2/1/2021	1/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	#VALUE!
431958560	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated they are impacted by XXXX, servicer offered a deferral which was accepted. On XX/XXXX servicer deferred the XX/XXXX through XX/XXXX payments. No further assistance requested. Last contactXX/XXXX borrower called in with general loan questions that servicer answered.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431958601	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted. Majority of contact to schedule payments. Welcome call completed XX/XXXX. Borrower stated makes payments every other month. Borrower hardship noted XX/XXXX due to unemployment. Borrower called to reinstate accountXX/XXXX. Borrower stated XX/XXXX had excessive obligations. Last contactXX/XXXX borrower scheduled payment; does not want collection calls.

REASON FOR DEFAULT: Borrower unemployment. Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431958918	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact to schedule payment. Borrower hardship noted XX/XXXX due to excessive obligations. Borrower stated illness; XXXXarated. Borrower agreed to escrow. Borrower stated XX/XXXX business is slow; wife not working. Borrower statedXX/XXXX self-employXX/XXcancial difficulty. Borrower statedXX/XXXX impacted by XXXX; lost job. Payment deferral completedXX/XXXX,XX/XXXX. Borrower reviewed terms of deferral 6XX/XXXX. Borrower statedXX/XXXX still unemployed. Borrower requested deferralXX/XXXX. Last contact XX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. Borrower stated XX/XXXX had loss draft check; no further details provided.
431958168	3/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had regular contact with prior servicer, and declined payment assistance in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower made monthly phone payments until he set up auto-draft payments in XX/XXXX. Borrower requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning in XX/XXXX. Borrower was approved for an additional 3-months, but started paying again in XX/XXXX after returning to work. Last contact was in XX/XXXX when spouse made a phone payment.

REASON FOR DEFAULT: XXXX-excessive obligations. XXXX-XXXX, unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957799	3/1/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was brought contractually current XX/XXXX with trustee and borrower funds and remained current until default XX/XXXX after multiple NSF returns. Deferral was denied XX/XXXX, borrower requested a mod review but declined mod offer XX/XXXX due to balloon payment and intended to cure through a repay plan until income was disrupted by XXXX. 3 payments were deferred in XX/XXXX to pay loan ahead through XX/XXXX, and account remains paid ahead with last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: XXXX income curtailment due to employer lockdown

FORECLOSURE: N/AANKRUPTCY: BK13 was filed XX/XXXX, relief grantedXX/XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

431957431	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower went out of the country in XX/XXXX, and reinstated after their return in XX/XXXX. Borrower expressed interest in payment assistance in XX/XXXX, but didn't submit an application. Contact became more sporadic in XXXX, usually only when borrower gave a promise to pay or made a phone payment. Borrower declined auto-draft payment in XX/XXXX, and in XX/XXXX made a phone payment.

REASON FOR DEFAULT: XXXX-not provided. XXXX-XXXX problems, mold; borrower on unemployment, benefits stopped in XX/XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957977	1/1/2021	12/15/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called in XX/XXXX and said they were effected by COIVD, servicer offered a deferral which was accepted by borrower. Deferred completed XX/XXXX deferring the XX/XXXX through XX/XXXX. Borrower on XX/XX/XXXX stated they are still effected by XXXX, servicer advised a workout packet needs to be completed and sent in. Workout packet was never received by servicer.

REASON FOR DEFAULT: XXXX laid off

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958338	2/15/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Loan has been current since XX/XXXX, little contact with borrower. In XX/XXXX borrower contacted servicer for XXXX assistance, work hours had been cut. Borrower was granted deferrals for XXXX, XXXX and XX/XXXX. Borrower resumed payments in XX/XXXX and has been current since. Last contactXX/XXXX.

REASON FOR DEFAULT:  Income curtailment

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431958452	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to curtailment of income; paid less than owed. Welcome call completed XX/XXXX. Borrower called concerning insurance coverageXX/XXXX. Borrower advised of NSF payment XX/XXXX. Borrower requested billing statementXX/XXXX. Borrower inquired about payment increase XX/XXXX. Borrower statedXX/XXXX impacted by XXXX; not working. Payment deferral completed XX/XXXX,XX/XXXX andXX/XXXX. Last contact XX/XXXX borrower called to confirm payment.

REASON FOR DEFAULT: Curtailment of income. Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied.  No property damage noted.

431957486	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrowers failed to make a few payments in XXXX, missed a couple of payments in XXXX and failed to make the XX/XXXX payment but able to bring the loan current. Borrower stated in XXXX that RFD was due to marital problems and curtailment of income. Co-borrower called in XX/XXXX requesting assistance, not currently working due to XXXX, also explained that the primary borrower was supposed to be making the payments but left home and XXXXided not to make payments. Co-borrower explained that she thought they only owed the XXXX payment but noticed on the statement that the primary borrower also did not pay the XXXX payment. FB plan for 3 payments was approved effective XX/XXXX. XXXX relief was completed in XX/XXXX; borrowers able to make payments again. Last contact was on XX/XXXX, co-borrower called to request a letter stating current on the loan and was advised to refer to the XXXX statement, showing current.

REASON FOR DEFAULT: marital difficulties, brief unemployment of co-borrower due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957112	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XX/XXXX with ACH payments being discussed.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431959218	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XX/XXXX with borrower calling in to discuss their next payment.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957759	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower called in and stated she was impacted by XXXX. Servicer deferred the next 3 payments due from XX/XXXX to XX/XXXX each month as they became due.

REASON FOR DEFAULT: No payment default. RFD was last noted on XX/XXXX when borrower submitted XXXX impact online by stating a job impact. It is unclear how borrower's job was impacted since borrower has continued making monthly payments on time and there have been no other comments regarding job impact.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.

431957332	3/1/2021	1/20/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan has always been current but borrower was paying at the end of every month. Borrower called XX/XXXX for XXXX assistance, was out of work; borrower was granted deferrals for XXXX, XXXX and XX/XXXX. Loan has been current since then and now pays before the due date. Last contactXX/XXXX.

REASON FOR DEFAULT:  Unemployment, appears was temporary

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431958671	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations but has escalated to management over question about how deferrals were handled in XX/XXXX. The borrower began requesting workout options in XX/XXXX and was offered three one-month deferrals that were completed for the XX/XXXX, XX/XXXX, and XX/XXXX payments. The loan has remained current throughout the last 12 months and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and was unemployed as a result. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes a previously discharged bankruptcy, unable to confirm the chapter, case # or dates in contact history.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957330	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Loan rolling 30 days late from XX/XXXX to XX/XXXX. During this time RFD excessive obligations, car repair, medical expenses. Loan has been current since XX/XXXX, very little contact with borrower. NSFs in XXXX and XX/XXXX but were replaced in the same month so no delinquency, no RFD given at the time. Last contact XX/XXXX.

REASON FOR DEFAULT:  Insufficient income

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431958318	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX due to being affected by XXXX; deferment granted for 3 months. Loss mitigation requested on XX/XXXX. Last contact on XX/XXXX, borrower called to check the status of loss mitigation request.

REASON FOR DEFAULT: Borrower stated they were affected by XXXX in XX/XXXX but did not provide details

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: BK13 filed on XX/XXXX; dismissed on XX/XXXX.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

418799533	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Welcome call was completed on XX/XXXX. ACH set up was completed on XX/XXXX. Borrower was advised of step rate change in XX/XXXX. Borrower has been impacted by XXXX, stated on XX/XXXX that he was out of work. A 3 month deferral was approved and processed in XX/XXXX - XX/XXXX. Borrower called in XX/XXXX requesting to extend the deferral and was advised not available. Escrow analysis statement was sent on XX/XX/XXXX . Last contact was on XX/XXXX1, borrower called in for general inquiry. Loan is current.

REASON FOR DEFAULT: Borrower indicated in XX/XXXX that he was out of work due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958547	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts a three month XXXX deferral starting in XX/XXXX. No contact with the borrower after the deferral is made.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes from XX/XXXX show that a bankruptcy was discharged, but no other information was found.

PROPERTY: No property issues found.

430571479	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called to question the escrow shortage and also asked if the debt was reaffirmed. Also inquired about lowering the interest rate and discussed refinancing. The borrower appears to be cooperative during noted conversations. The borrower began asking about workout relief options in XX/XXXX as three one-month deferrals were completed in XX/XXXX, XX/XXXX andXX/XXXX The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and was in the hospital. Also lost income. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes indicate a previously discharged chapter 7 bankruptcy, unable to confirm case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958748	2/1/2021	12/28/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is working with loss mit, docs are being submitted. XX/XXXX A trial mod is approved. XX/XXXX Mod is completed. Borrower has been cooperative with fairly regular communication. The most recent contact was on XX/XX/XXXX with a privacy policy being discussed.

REASON FOR DEFAULT: XX/XXXX medical issues and curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

418822025	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower struggled to make payments on the loan when history began in XXXX, demand letters were sent. Borrower stated on XX/XXXX RFD was that he had not received the billing statement and was not sure where to send the payment. Borrower was advised of loss mit options. Co-borrower called in XX/XXXX informing that the primary borrower is deceased. Co-borrower was advised to send in the death certificate and was advised of a repayment plan but stated cannot afford and would look at other options and call back. certificate of death was received on XX/XXXX, date of death was not discussed; notes state that the system was updated to reflect estate of, also interchanged primary borrower and co-borrower positions. Loss mit review was initiated in XX/XXXX. Borrower entered into a trial plan agreement, completed the plan and received approval for a mod effective XX/XXXX, modified balance $XXXXXXX.XXorrower stated on XX/XXXX that she was working a lot less due to XXXX and was approved for a 3 month deferral; processed in XX/XXXX - XX/XXXX. Escrow analysis statement was sent on XX/XX/XXXX . Last contact was on XX/XXXX, borrower called to schedule a payment. Loan is current.

REASON FOR DEFAULT: Curtailment of income due to XXXX and death of primary  borrower.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Notes in XX/XXXX indicates that an insurance claim was filed. Claim information such as date of loss, cause of loss and claim amount were not made available in the comments. No details regarding damage provided. Co-borrower stated in XX/XXXX that the repair process was off and on due to weather and stated in XX/XXXX that the repairs were almost completed. Last update on the repairs were noted in XX/XXXX, co-borrower stated that the repairs were going okay. Unknown if the repairs have been completed.

431956942	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated they were impacted by XXXX, servicer offered a 3 month deferral which borrower accepted. Deferral completed XX/XXXX deferring the XX/XXXX through XX/XXXX payments. Last contactXX/XXXX borrower called in to see if borrower offers loan refinancing, servicer did not response.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: BK 13 filed XX/XXXX and dismissed XX/XXXX.

PROPERTY: NA

431957903	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower stated she felt her credit was being reported wrong. Servicer advised to dispute it thru the Credit Bureau.

REASON FOR DEFAULT: RFD was last noted on XX/XXXX as work hours reduced due to XXXX. Servicer set up 2 month deferment then provided Loss Mit assistance for a FB plan starting XX/XXXX with a temporary reduced escrow payment. Comments on XX/XXXX indicated borrower didn't start FB plan and continued making full payments.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.

431959319	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower struggled to make the monthly payments. Demand letters were sent. Borrower was approved for a trial mod in XX/XXXX effective XX/XXXX - XX/XXXX. Borrower completed the trial plan and received approval for a mod effective XX/XX/XXXX , modified balance $XXXXXXX.XXast contact was on XX/XXXX, authorized 3rd party called in to schedule a payment. Loan is current.

REASON FOR DEFAULT: medical, car problems and curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Borrower was advised of BK disclaimer in XX/XXXX and XX/XXXX. No active BK on the loan. No details regarding BK provided.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

431957823	2/1/2021	1/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Comments begin XX/XXXX with mod review in progress, coborrower is deceased and primary borrower on fixed income. Trial completed and mod finalized XX/XXXX, borrower paid timely until missed payment XX/XXXX due to hospitalization and medical bills. Account was rolling 30-delinquent through XX/XXXX default due to contributing children and grandchildren in household were laid off. Borrower was unresponsive until acceptance of a pre-approved mod solicitation XX/XXXX. Mod was finalized XX/XXXX, first 3 payments have been made timely. Last contact XX/XXXX to confirm account details.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431959085	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No phone contact with prior servicer. Loan transferred servicing in XX/XXXX. Still no phone contact with borrower, who remained current for history start until a missed payment in XX/XXXX. Borrower applied online for XXXX assistance in XX/XXXX. Servicer granted a two-month deferral beginning in XX/XXXX; loan has since remained current. Borrower requested a copy of the modification completed by the prior servicer in XX/XXXX, and again in XX/XXXX. No other contact. Borrower pays via the website.

REASON FOR DEFAULT: XXXX; hardship details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957775	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Comments indicate co-borrower deceased since XXXX. Loan was rolling 30 days delinquent in XXXXX/XXXX with no RFD provided. Limited borrower contact with last contact XX/XXXX regarding payment. Loan is current.

REASON FOR DEFAULT: Unknown

FORECLOSURE:  No FC activity provided

BANKRUPTCY:  No BK activity provided

PROPERTY: Property is owner occupied with no damages noted
418742917	2/22/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Co-borrower stated on XX/XXXX that there was fraud on the account and would send in $XXXXon the 16th and pay the difference that following month. Co-borrower called in on XX/XXXX stating that she was house bound due to XXXX with no one to take her to the bank to withdraw money; does not have a checking account. Borrower was approved for deferral; 1 payment deferral processed in XX/XXXX. Co-borrower stated on XX/XXXX that they were good regarding assistance and would keep in on stand by until further notice then stated on XX/XXXX that they were unaware that they needed to send in documents for assistance. Last contact was on XX/XXXX, borrower requested to send the loss mit packet again. Workout application was closed on XX/XXXX due to inactivity. Loan is current.

REASON FOR DEFAULT: Loan has been current but the borrower stated in XX/XXXX that she was housebound due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957530	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: A payment plan is started on XX/XXXX. The final contact is on XX/XXXX when the servicer calls to discuss the XXXX deferral.

REASON FOR DEFAULT:  Notes from XX/XXXX shows the RFD to be that the wife is too ill to work at this time.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957094	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal recent contact. Borrower is discharged from BK in XX/XXXX. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XX/XXXX with a payment history being requested.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Borrower filed for BK13 on XX/XXXX. BK was discharged on XX/XXXX.

PROPERTY: No property issues found.

431956949	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The only recent contact recorded was on XX/XX/XXXX , the borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957959	3/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called in XX/XXXX stating impacted by XXXX, servicer offered a deferral. Borrower told servicer they applied for the assistance on XX/XX/XXXX . The deferral was completedXX/XXXX the XX/XXXX payment was deferred. No further assistance has been requested.

REASON FOR DEFAULT: XXXX income reduction.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959611	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to set up a post-dated payment by phone and said would reset up ACH next month. Said had some unexpected car expenses. The borrower appears to be cooperative. The borrower began requesting workout assistance in XX/XXXX due to XXXX impact and was offered three one-month deferrals in XX/XXXX, XX/XXXX and XX/XXXX. The loan has remained current throughout the last 12 months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and their employment was impacted. No recent indication that hardship is ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958159	1/15/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Only contact with servicer was in XX/XXXX when borrower made a double payment to reinstate the account. Loan transferred servicing in XX/XXXX. Borrower made a phone payment in XX/XXXX, and called about a payment misapplication in XX/XXXX. Payment issue was corrected in XX/XXXX. No contact again until XX/XXXX, when borrower gave a promise to pay.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
430021047	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Comments from XX/XXXX through XX/XXXX contain no collection activity. Account was modified XX/XXXX. Borrower defaulted XX/XXXX due to car repair expenses. Loss mitigation package submitted XX/XXXX, denied XX/XXXX due to NPV then borrower accepted a mod solicitation XX/XXXX effective XX/XXXX. Borrower has paid timely last 11 months, last contact XX/XXXX for online payment assistance.

REASON FOR DEFAULT: Excessive obligations: car repairs

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958266	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated they were impacted by XXXX, comments on XX/XXXX indicate a repayment letter was mailed; details not noted. Comments on XX/XX/XXXX comments indicate a preapproved MOD letter was mailed. Letter was returned signed on XX/XXXX servicer modified the loan due date was rolled from XX/XXXX to XX/XXXX; no further details noted. Unable to determine if borrower financially qualified. Last contact was XX/XXXX when borrower made a payment over the phone which servicer applied in XX/XXXX after loan was modified.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959053	2/1/2021	1/26/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is working with loss mit, docs are being submitted. XX/XXXX A mod is completed. Account falls delinquent again in XX/XXXX. XX/XXXX Borrower agrees to a repayment plan. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XXXX A verbal repayment plan is referenced. Borrower has been cooperative with fairly regular contact. The most recent contact was on XX/XX/XXXX , borrower requests help with the website and makes a payment.

REASON FOR DEFAULT: XX/XXXX Illness of mortgagor and business failure. XX/XXXX Unemployment. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959495	1/1/2021	12/23/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic 30-delinquent XX/XXXX through XX/XXXX with little borrower contact throughout the delinquency due to BK flag, mod denied XX/XXXX due to NPV. Borrower requested XXXX assistance XX/XXXX due to reduced work hours, 3 payments were deferredXX/XXXX and timely payments resumed XX/XXXX until missed payment XX/XXXX. Last contactXX/XXXX, borrower advised she is still working less hours. Repayment plan letter was sentXX/XXXX, terms and promise to pay are not noted.

REASON FOR DEFAULT: XXXX RFD: excessive obligations, car repairs. XXXX RFD: XXXX income curtailment, details not provided.

FORECLOSURE: N/AANKRUPTCY: BK7 discharged prior to XX/XXXX, case details not provided.

PROPERTY: Property is owner occupied. No property issues noted.

431957060	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated impacted by XXXX and requested assistance, servicer offered a deferral which was accepted. Deferral completedXX/XXXX deferring 2 payments. No further assistance requested. Last contact XX/XXXX borrower requested a payoff which servicer mailed to borrower.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958930	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact to schedule payment. Servicer notes review for Mod workout at start of history; requesting missing documentation. Hardship noted due to curtailment of income; construction activity slower. Mod workout denied XX/XXXX. Welcome call completed XX/XXXX. Borrower statedXX/XXXX impacted by XXXX; wife works for school which is closed; borrower works construction and no employees want to work. Payment deferral completed XX/XXXX,XX/XXXX andXX/XXXX. Borrower inquired about due date and refinance XX/XXXX. Last contact XX/XXXX borrower inquired about BK alert on file.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Prior BK7 discharged; details of filing not provided.

PROPERTY: Property occupancy is owner-occupied. Hazard claim noted XX/XXXX; repairsX% completed; still need paint and roof repair. XXXX damage; mold with a total repair of approx. $XXXX Details of claim not provided.
431957294	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , outbound call to the borrower regarding the amount due and the borrower said would pay online later that week. No further contact with the borrower despite numerous attempts. The loan is current but rolled past due briefly in XX/XXXX, but was brought current later that month. The borrower appears to be cooperative No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history notes.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show a discharged chapter 7 bankruptcy filed in XX/XXXX and discharged in XX/XXXX. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957970	3/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called in XX/XXXX stating impacted by XXXX, servicer offered a deferral which was accepted. Deferral completed XX/XXXX deferring 2 payments. No further contact since this time.

REASON FOR DEFAULT: XXXX unemployed

FORECLOSURE: NA

BANKRUPTCY: Comments on XX/XX/XXXX  indicate borrower has been discharged from a BK 7, no details about the BK noted.

PROPERTY: NA

431957525	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower starts a payment plan on XX/XXXX. On XX/XXXX9 the borrower says that he is making his payment after the grace period every month due to his pay schedule. Borrower accepts the XXXX deferral in XX/XXXX. Remaining contact are limited to PTPs and draft payments. The final contact is on XX/XXXX and the borrower is interested in setting up an ach account.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations.  On XX/XXXX the rfd changed to a curtailment in income.  On XX/XXXX the borrower said he had been affected by the government shutdown.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957891	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower was advised to sign and return modification agreement as soon as possible. Borrower was also setting up ACH.

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX  as borrower unemployed. There were no comments regarding financials being obtained for modification. Borrower was on a Loss Mit Stip to Mod plan. It appears borrower is receiving unemployment monthly income of $XXXXomments first indicated borrower was unemployed XX/XXXX. It is unclear if there is any other household income.

FORECLOSURE: No recent FC activity found. It appears FC was not referred in the past 2 years due to continued Loss Mit work out attempts.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XX/XXXX  as owner occupied. Comments on XX/XXXX indicated subject property was located in a XXXX declared  disaster area due to XX/XXXXs on XX/XXXX. There were no comments indicating subject property was effected by this fire.

431959264	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was on an active repay plan in XX/XXXX; a double payment reinstated the loan that month. Borrower made monthly phone payments, and wanted to apply for a Home Equity loan in XX/XXXX. Borrower changed insurance carriers in XX/XXXX. Borrower had an NSF payment in XX/XXXX and fell delinquent, but declined assistance. XXXX incentive applied in XX/XXXX. Servicer sent a recast offer to borrower; unable to determine whether it was completed. Loan had an interest rate increase in XX/XXXX, loan transferred servicing that month. Borrower declined a repay plan and a mod review in XX/XXXX, stating he would be receiving extra income in a few months (social security). Borrower continued to maintain a fluctuating 30-60 day delinquency, and had monthly contact with servicer. Borrower found employment in XX/XXXX, and began paying monthly. Borrower accepted a verbal repay plan in XX/XXXX; loan reinstated in XX/XXXX. Borrower has continued to have monthly contact with servicer; last contact was a promise to pay in XX/XXXX.

REASON FOR DEFAULT: Income curtailment, excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958784	2/15/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for repayment plan on XX/XXXX, defaulted on plan on XX/XXXX due to failure to make payments. Borrower noted as impacted by XXXX in XX/XXXX, approved for deferral on XX/XXXX, borrower submitted complaint that he was advised he would receive 3 month deferral but was only given a 1 month deferral. After review, borrower was approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. Borrower requested further assistance on XX/XXXX, was directed towards XXXX questionnaire, borrower stated he would complete application that night, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: Death of family member and temporary unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431958431	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted. Majority of contact to schedule payments. Borrower disputed feesXX/XXXX. Borrower indicates through contact history not interested in loss mitigation efforts. Borrower requested ceaXX/XXXXstXX/XXXX. Borrower statedXX/XXXX being harassed by serviciXX/XXXXction calls; will seek legal assistance. Borrower inquired about delinquency letterXX/XXXX. Welcome call completed XX/XXXX by current servicer. Borrower agreed to 6-month repayment plan XX/XXXX with payments of $XXXX due XX/XXXX. Borrower advisedXX/XXXX changed insurance policy. Borrower requested escrow removalXX/XXXX. Borrower refused to pay corp advances XX/XXXX. Borrower inquiredXX/XXXX about negative escrow balance. Verbal repayment plan offered XX/XXXX. Borrower inquired about statementXX/XXXX. Borrower advisedXX/XXXX impacted by XXXX. Payment deferral completedXX/XXXX,XX/XXXX. Borrower was advised XX/XXXX escrow would not be removed. Last contact XX/XXXX to make payment.

REASON FOR DEFAULT: Curtailment of income. Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Prior BK7 filed XX/XXXX discharged XX/XX/XXXX 13.

PROPERTY: Property occupancy is owner-occupied No property damage noted.
431957831	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated they were impacted by XXXX and requested assistance, servicer completed a deferralXX/XXXX deferring the XX/XXXX through XX/XXXX payments. As of XX/XXXX borrower was still effected by XXXX and sent in a workout packet which was missing income documents. As of XX/XXXX workout closed due to missing documents. Last contact XX/XXXX borrower stated they will make payment by month end, refused post dated phone payment. Payment made XX/XXXX via website.

REASON FOR DEFAULT: XXXX laid off

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958102	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: On XX/XXXX the borrower asked if he could make a deal with late fees and is told that they are non-negotiable. On XX/XXXX borrower asked what the latest day that a payment could be paid with out having a late fee and is told the 16th. Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXX when the borrower is called and he says that he will send in some documents related to the XXXX deferral that the servicer was requesting. Property is investment.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a curtailment in income.  On XX/XXXX the rfd was excessive obligations.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959075	3/1/2021	1/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact until borrower requested a reinstatement quote in XX/XXXX, and reinstated the loan the following month; source of funds is unknown. Borrower stopped paying again after reinstatement, and didn't have any contact with servicer. Loan transferred servicing in XX/XXXX; borrower didn't want to discuss default. Borrower reinstated in XX/XXXX, and over the next few months paid ahead through XX/XXXX, then stopped paying and didn't have any contact with servicer until XX/XXXX. Borrower reinstated again in XX/XXXX, and has remained current for the past year. Borrower mentioned a XXXX impact in XX/XXXX. Servicer granted a 3-month deferral beginning in XX/XXXX. Last contact was in XX/XXXX when an authorized third party requested the principal balance on the account.

REASON FOR DEFAULT: XXXXX/XXXX-Income curtailment. XXXX-place of employment closed temporarily

FORECLOSURE: ReferredXX/XXXX, borrower reinstated in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958406	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX stated impacted by XXXX and requested assistance, servicer offered deferral which was accepted. On XX/XXXX servicer deferred the XX/XXXX through XX/XXXX payments. No further assistance requested. Borrower on XX/XXXX called in to cancel the auto payments as there were changing banks, nothing further was discussed.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959133	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with borrower making a payment. The borrower requested Assistance XX/XXXX with the borrower being approved for a Mod Trial of 3 payments beginning with XX/XXXX. The Mod Trial was successfully completed and the new payment under the Mod began XX/XXXX. The borrower was impacted by XXXX and was temporarily unemployed with approval for 3 deferred payments beginning XX/XXXX..

REASON FOR DEFAULT: The RFD for the XXXX impact was temporary unemployment and prior in XX/XXXX was excessive obligations.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431957253	2/1/2021	12/28/2020	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer; borrower would pay online. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower was trying to refinance in XX/XXXX, and requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning that month, but only deferred two months, as borrower began paying again. Only other contact was with an authorized third party in XX/XXXX, who requested a payoff quote.

REASON FOR DEFAULT: XXXX-not provided. XXXX-XXXX, laid off

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959507	2/1/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was rolling 30-60 delinquent from XX/XXXX until most recent full reinstatement in XX/XXXX. There is little borrower contact throughout the delinquency, borrower declined to pursue loss mitigation. Hardship caused by dental bills and other unexpected bills, son is contributing to expenses. Borrower inquired about XXXX assistance XX/XXXX due to loss of work, but failed to opt into the deferral option, Last contactXX/XXXX for phone payment.

REASON FOR DEFAULT: RFD XXXX Excessive obligations. RFD XX/XXXX income curtailment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957258	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a double payment in XX/XXXX to reinstate the account, and declined assistance. Borrower gave a promise to pay in XX/XXXX. No further contact with prior servicer. Loan transferred servicing in XX/XXXX, and set up auto-draft payments in XX/XXXX. No contact again until borrower applied online for XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning that month. Borrower resumed payments after deferral expiration. Last contact was in XX/XXXX when borrower made a phone payment and set up auto-draft payments again.

REASON FOR DEFAULT: XXXX-Excessive obligations; hospital stay. XXXX- XXXX; hardship details not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958911	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Skip trace efforts noted XX/XXXX . Borrower hardship noted XX/XXXX due to curtailment of income; work slowed down. Welcome call completed XX/XXXX. Borrower called to confirm insurance XX/XXXX. Borrower statedXX/XXXX impacted by XXXX; loss of employment. Payment deferral completed XX/XXXX,XX/XXXX andXX/XXXX. Borrower statedXX/XXXX still having hardship making payment. Servicer discussed docs required for Mod review XX/XXXX. Servicer confirmed receipt of borrower financials XX/XXXX, however incomplete. Borrower stated XX/XX/XXXXarated from spouse for last 5-years. Last contact XX/XXXX servicer advised of needed documents. As ofXX/XXXX documents still required.

REASON FOR DEFAULT: Curtailment of income.  Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431958362	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in and was advised of a repayment plan. The borrower agreed and scheduled the first payment over the phone. Details of the plan were not noted. No further contact since that time despite many attempts. The borrower appears to be cooperative. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: The RFD last noted in XX/XXXX was due to curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957181	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Coborrower (borrower's mother) died XX/XXXX. Loan was current since XX/XXXX until XX/XXXX when borrower contacted servicer about loss of income due to XXXX, no other details given but it was only temporary. Borrower was granted deferrals in XXXX and XX/XXXX but the loan never reached delinquent status. Borrower has maintained good contact with last call on XX/XXXX.

REASON FOR DEFAULT:  Temporary loss of income

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied. Property located in XXXX declared  disaster area, XX XXXXsXX/XXXX. No indication property has been impacted.

431957478	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. NSFs were processed in XX/XXXX and XX/XXXX. was processed in XX/XXXX. Borrower stated on XX/XXXX that her account was not frozen, she had identity theft on a different account and that her sister had recently passed away and also had a lot of stuff going on that impacted her ability to make the payments on time. Borrower was offered a repayment plan but declined the offer stating that she is a teacher and cannot afford a repayment plan. Borrower accepted a trial plan, completed the plan and received approval for a mod effective XX/XXXX, modified balance $XXXXXXX.XXorrower called in indicating that she was impacted by XXXX and requested assistance. Deferral was processed in XX/XXXX - XX/XXXX. Last contact was on XX/XXXX, borrower called for insurance inquiry. Loan is current.

REASON FOR DEFAULT: XXXX and sister's death.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957818	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was 1x30 in XXXX, cured XX/XXXX with no borrower contact, and remained current until request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed XX/XXXX, last contactXX/XXXX to inquire about further deferrals. Servicer directed him to the website to apply, no further contact or action noted.

REASON FOR DEFAULT: XXXX income curtailment, details not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958874	1/1/2021	12/13/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing after reinstatement of 2 payments XX/XXXX until request for assistance XX/XXXX. 3 payments were deferred XXXX-XX/XXXX, timely payments resumed XX/XXXX until default in XX/XXXX. Borrower advised she started a new job XX/XXXX. Last contact XX/XXXX to suppress ACH.

REASON FOR DEFAULT: XXXX unemployment since XX/XXXX

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957279	2/15/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower struggled with 30-day delinquencies in XXXX, but declined payment assistance, no contact after XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made a double payment by phone in XX/XXXX to reinstate the account, and called about a payment increase in XX/XXXX; increase was due to an escrow shortage. Borrower made monthly phone payments, and requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning in XX/XXXX. After deferral expiration, borrower requested additional assistance. Servicer approved a reduced payment plan for three months. Borrower reinstated in XX/XXXX, and has since remained current. Last contact was a phone payment in XX/XXXX.

REASON FOR DEFAULT: XXXX-Income curtailment, excessive obligations. XXXX- XXXX, self employed and not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959466	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Credit dispute regarding account information noted in XX/XXXX, resolved as of XX/XXXX. Dispute noted in XX/XXXX regarding account status, deemed on XX/XXXX that account information and correspondence with borrower regarding transfer was completed in timely manner. Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX. Borrower requested additional month deferral on XX/XXXX, was advised to apply online, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, borrower spouse called to make payment.

REASON FOR DEFAULT: Curtailment of income, excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Hazard claim noted in XXXX, date of loss was XX/XXXX, cause of loss was XXXX damage from XXXX, loss draft of $XXXXXXX.XXepaXXXX were initially monitored, reclassified as non-monitored as of XX/XXXX, reclassified as endorse and release as of XX/XXXX and reclassified as express monitored as of XX/XXXX. X% inspection requested on XX/XXXX,X% inspection ordered on XX/XXXX. Borrower inquired about endorsement of last claim check as of XX/XXXX, was provided insurance phone number, no other details provided. Unable to determine current status of repairs.
431957184	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower often paid on or near the last day of the month but was otherwise current prior to XX/XXXX. RFD was excessive obligations. In XX/XXXX borrower contacted servicer, RFD is XXXX related, job was shut down. Borrower was granted deferrals in XXXX, XXXX and XX/XXXX. Loan has been current since then and borrower has been paying prior to the late charge date. Last date of contact was XX/XXXX.

REASON FOR DEFAULT:  Unemployment temporary, excessive obligations

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied. Property is located in XXXX declared  disaster area, XX XXXXs XX/XXXX. No indication property has been impacted.

431957568	2/1/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX, deferment granted. Last contact on XX/XXXX, borrower stated would make payment by grace period.

REASON FOR DEFAULT: RFD as of XX/XXXX, curtailment of income. RFD per comments on XX/XXXX, having issue receiving unemployment.  Stated someone used her social security number.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

431958429	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called inXX/XXXX stating impacted by XXXX, servicer offered a deferral which was accepted. Deferral completedXX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance requested. Last contact XX/XXXX borrower requested copy of monthly statement, servicer walked borrower through website and where to get statement.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431959216	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower requests assistance, a verbal repayment plan is accepted. XX/XXXX Borrower reports they have been impacted by XXXX, a FB agreement is completed. XX/XXXX A final mod is implemented. The most recent contact was on XX/XXXX, borrower is still struggling to make payments .

REASON FOR DEFAULT: XX/XXXX Excessive obligations. XX/XXXX Illness of mortgagor. XX/XX/XXXX. XX/XXXX Illness of mortgagor.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957630	2/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Early comments indicate the borrower received XXXX funds XX/XXXX to bring account current. Unable to verify the RFD at that time. Borrower received a 3 month XXXX deferral in XXXX due to income curtailment. Limited servicer contact noted with last contact XX/XXXX regarding payment. Loan has been paid as agreed since the deferral and is current.

REASON FOR DEFAULT:  Income curtailment

FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
431957984	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to excessive obligations. Welcome call completed XX/XXXX. Borrower statedXX/XXXX impacted by XXXX; borrower stated on fixed income and paying additional expenses. Payment deferral completedXX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  Servicer notes hazard insurance claimXX/XXXX. Date of loss XX/XXXX.  repairs confirmedX% completed XX/XXXX. No further details provided.

431957553	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX stated they were impacted by XXXX, servicer approved a deferral. The deferral was for 3 payment from XX/XXXX through XX/XXXX but borrower made a payment in XX/XXXX so only the XX/XXXX and XX/XXXX payments were deferred. Borrower on XX/XX/XXXX requested further assistance as they are still effected by XXXX, servicer advised they need a workout packet. Servicer never received a workout packet. Last contact was XX/XXXX borrower requested a payoff as they are attempting a refinance, servicer sent payoff the same day.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959126	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX incentive payment noted in XX/XXXX. Loan reviewed for loss mit in XX/XXXX, borrower approved for mod on XX/XXXX, borrower declined mod on XX/XXXX. Three prior mods on account noted on XX/XXXX, most recent mod completed on XX/XXXX12. Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. Noted on XX/XXXX that borrower requested for deferral to be cancelled. However, per remaining comments, it appears deferral was not cancelled. No other loss mit activity noted. Last contact on XX/XXXX, authorized third party notified servicer of change in insurance, was advised if refund check is received it would be place into escrow account.

REASON FOR DEFAULT: Temporary unemployment due to XXXX, borrower family illness and curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431215465	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower inquired about agreementXX/XXXX. Deferral completedXX/XXXX. Borrower stated XX/XXXX would make a certified payment; stating not getting mail. Borrower indicated hardshipXX/XXXX due to unemployment; borrower applying for disabiliXX/XXcarement. Servicer discussed repayment plan XX/XXXX. Borrower confirmedXX/XXXX now receiving disability; no longer able to work. Borrower called to confirm ACH XX/XXXX. No recent contact noted.

REASON FOR DEFAULT: Borrower unemployment. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431957608	2/1/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Comments and documents show the borrowers received a prior step rate loan modification effective XX/XXXX due to income curtailment and excessive obligations. They struggled to maintain current payments in XXXX due to excessive obligatioXX/XXcarepairs. Current servicer granted a repayment plan and borrower brought loan current XX/XXXX. They have been cooperative with servicer with last contactXX/XXXX regarding payment.

REASON FOR DEFAULT: Income curtailment and excessive obligations

FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
431959259	2/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to curtailment of income. Excessive obligations noted XX/XXXX . Borrower statedXX/XXXX payment not made due to oversight. Borrower statedXX/XXXX waiting for income to come in. Borrower requested statementsXX/XXXX. Verbal 6-month repayment plan offeredXX/XXXX. Borrower statedXX/XXXX work slow; borrower illness. Borrower stated XX/XXXX would submit for workout assistance. Payment deferral completed XX/XXXX. Borrower stated XX/XXXX impacted by XXXX; hours reduced. Payment deferredXX/XXXX,XX/XXXX andXX/XXXX. Servicer confirmed due date XX/XXXX. Last contact XX/XXXX to setup ACH.

REASON FOR DEFAULT: Curtailment of income. Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  XXXX disaster area noted XX/XXXX ; no indication property was affected.

431957735	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to confirm the payment due and also discussed a tax bill received. No further details were noted. The borrower appears to be cooperative during noted conversations. The borrower called in XX/XXXX requesting workout assistance and three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. The loan is current but has had periods of delinquency in the last 12 months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from the XXXX019 XXXX and reduced hours at work. No recent indication that hardship is continuing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431957069	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Performing BK was contractually current as of XX/XXXX, and then 2x30 prior to reinstatement XX/XXXX. There is little contact noted due to BK stop. Assistance requested XX/XXXX, 3 payments deferred XXXX -XX/XXXX, and timely payments resumed in XXXX. Last contactXX/XXXX phone payment.

REASON FOR DEFAULT:  XXXX business lockdown

FORECLOSURE: N/A
BANKRUPTCY: BK13 filed in XXXX, discharged XX/XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

431957907	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower received call from servicer requesting payment. Borrower was irritated call was received at night and advised he would make the payment when he had funds and that he preferred monthly statements be mailed to him. The next payment postedXX/XXXX.

REASON FOR DEFAULT: RFD was last noted on XX/XXXX when borrower stated he accidentally set up XX/XXXX payment due with a wrong bank account number and wanted payment stopped. Servicer advised it was too late to stop since payment was set up for that day. No other RFD provided for late payments.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy wasn't provided in comments. Current property condition is unknown.

431958184	2/15/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower advised payment dueXX/XXXX was submitted via bill pay scheduled to postXX/XXXX and she was not interested in ACH.

REASON FOR DEFAULT: RFD was not provided for slow payments.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property occupancy was not confirmed thru comments. Property condition is unknown.
431957091	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower declines loss mit assistance. The most recent contact was on XX/XX/XXXX with payment arrangements being made.

REASON FOR DEFAULT: XX/XXXX Death of a family member. XX/XXXX Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957864	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX; deferment granted. Last contact on XX/XXXX, borrower called to verify that all documents needed to assistance review were received. Servicer advised yes. No further update on loss mitigation application.

REASON FOR DEFAULT:  As of XX/XXXX, borrower state that both he and his spouse were unemployed and that the state had fully shut down their places of employment. RFD per notes on XX/XXXX, borrower unemployed due to XXXX, borrower stated was receiving unemployment benefits.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431958568	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated impacted by XXXX, servicer offered a deferral which was accepted. Deferral completed XX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance has been requested. Last contact wasXX/XXXX a payment was made over the phone which posted same day.

REASON FOR DEFAULT: XXXX laid off

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
430531157	2/1/2021	1/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower made a phone payment. Servicer has consistently attempted to contact borrower monthly with no success. The last attempt was made on XX/XX/XXXX .

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX  as borrower unemployed due to XXXX. It is unknown if borrower is getting unemployment income. Comments first indicated borrower was unemployed from closed restaurant on XX/XX/XXXX . Prior default was noted in XX/XXXX as excessive obligations.

FORECLOSURE: No recent FC activity found. However, loan was in prior FC that closed XX/XXXX after loan was modified.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XX/XXXX as owner occupied. Current property condition is unknown.
431958864	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is unresponsive throughout XXXX delinquency, last reinstated 2 payments in XX/XXXX and remained current until request for assistance XX/XXXX. 3 payments were deferred XXXX-XX/XXXX and timely payments resumed in XXXX, last contact XX/XXXX for payment inquiry.

REASON FOR DEFAULT: XXXX income curtailment, employment details not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431959167	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance XX/XXXX. 2 payments were deferred XXXX-XX/XXXX and timely payments resumed in XX/XXXX with no further contact untilXX/XXXX request for loss mitigation. Borrower advised spouse is out of work due to the virus.

REASON FOR DEFAULT: XXXX income curtailment, details not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957991	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to curtailment of income' getting a divorce. Servicer notesXX/XXXX borrower's ex spouse awarded property in divorce. marital difficulties noted XX/XXXX ; loss mitigation efforts discussed. 3rd party stated XX/XXXX intending to assume property. No indication 3rd party applied for workout untilXX/XXXX. Servicer advised of missing documentation XX/XX/XXXX . Divorce XXcaree rejected as not recorded. Servicer requested Quit Claim Deed XX/XXXX; borrower noted to be incarcerated. Payment deferral offeredXX/XXXX. Last contact XX/XXXX 3rd party inquired about escrow shortage.

REASON FOR DEFAULT: Curtailment of income. Divorce.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431957720	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had sporadic 30-day delinquencies between XXXX and XXXX. He had regular contact with prior servicer, who offered assistance in XX/XXXX but borrower declined . Loan transferred servicing in XX/XXXX; welcome call completed. Borrower asked about an escrow shortage in XX/XXXX, and made online payments. Borrower tried to change the draft account for a payment in XX/XXXX. No contact again until borrower requested a refinance referral in XX/XXXX. Borrower requested XXXX assistance in XX/XXXX, servicer deferred that month's payment but did not defer the next two payments, as borrower continued to pay. Borrower made a phone payment in XX/XXXX, no further contact.

REASON FOR DEFAULT: XXXX-Spouse illness and medical expenses. XXXX-XXXX, not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431959387	1/1/2021	12/11/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX called in stating impacted by XXXX, servicer offered deferral which borrower accepted. Deferral completedXX/XXXX deferring 3 payments. No further assistance requested. Last contact XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957682	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: An ATP calls to make a payment on XX/XXXX. Notes from XX/XXXX show RFD to be a curtailment in income. Borrower asks about setting up a repayment plan. Borrower takes advantage of the XXXX deferral and starts the 3 month deferral in XX/XXXX. The final contact is on XX/XXXX and the borrower was asking about additional XXXX relief and servicer said that the was no more XXXX relief.

REASON FOR DEFAULT:  Notes from XX/XXXX show RFD to be a curtailment in income.  Borrower asks about setting up a repayment plan.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959189	1/1/2021	12/15/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic 30-delinquent in XXXX with little borrower contact, cured XX/XXXX and then performing until missed payment XX/XXXX. Borrower declined assistance and reinstated loan in XX/XXXX, remaining current until XX/XXXX payment was returned NSF. Last contactXX/XXXX.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958250	2/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Comments indicate borrower has attempted multiple workouts over the last 36 months, all have failed due to income supports payment. Last attempt was in XX/XXXX servicer advised of workout and what is needed but borrower never sent in a workout packet. Last contact wasXX/XXXX when borrower made a payment over the phone which postedXX/XXXX.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958756	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower hardship noted XX/XXXX due to unemployment. Borrower also stated customer paying late. 3rd party setup ACH paymentsXX/XXXX. Borrower inquired about double paymentXX/XXXX. Borrower statedXX/XXXX impacted by XXXX. Payment deferral completedXX/XXXX,XX/XXXX andXX/XXXX.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. XXXX disaster area noted XX/XXXX ; no indication property was affected.
419988586	2/1/2021	1/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Gap in comments from XX/XXXX- XX/XXXX. Borrower defaulted XX/XXXX, declined assistance duringXX/XXXX welcome call, no hardship provided. Account remained 60+ delinquent, assistance requested XX/XXXX due to unemployment. Trial plan was completed XX/XXXX-XX/XXXX and mod finalized XX/XXXX with first due XX/XX/XXXX and paid ahead 2 months. . Account remains current post-mod, last contactXX/XXXX escrow inquiry.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958366	2/1/2021	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was looking for financial assistance per notes of XX/XXXX but that was denied and a deferral was executed on XX/XXXX. The final contact is on XX/XXXX1 and the borrower is asking if she needs to set up an ACH and is told that its covered through the deferral. Notes show that her kids are making the payments for her.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be unemployment and the borrower was trying to borrow funds to make a payment.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes from XX/XXXX show that the borrowers bankruptcy was discharged although no other information was found.

PROPERTY: No property issues found.

430531214	3/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower submitted online XXXX notification that borrower's job was impacted by XXXX. It is unclear if borrower had job loss or a reduction in income. Borrower accepted 2 months deferment and has remained current.

REASON FOR DEFAULT: No payment default in past year.  Prior default was noted in XX/XXXX as temporary hardship and excessive obligations.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.
431959639	2/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Prior mod in XXXX noted as of XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. Borrower requested further XXXX assistance on XX/XXXX, was advised that he would need to resume making payments on account, offered repayment plan, borrower stated would think about it and call back. No other loss mit activity noted. Last contact on XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: Reduced hours at work due to XXXX and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431957606	2/1/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan has been current for 36 months but borrower often pays near the end of the month or at least after late charge date. RFD shown is curtailment of income and excessive obligations, borrower is self employed so income is irregular. Borrower has been offered assistance but declined . Servicer has regular contact with borrower, last contact on XX/XX/XXXX .

REASON FOR DEFAULT:  Excessive obligations

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431957582	3/1/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XXXX, borrower wanted to inquire about lack of credit reporting. Servicer advised that they need a reaffirmation agreement to starting reporting.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, unemployment due to XXXX.  Borrower requested assistance.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431957389	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XXXX, the borrower reports they are still being affected by XXXX and that they are unable to continue making payments.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
430196539	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is applying for loss mit assistance. XX/XXXX Notes reference trial mod. XX/XXXX The mod is completed. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has been cooperative. The most recent contact was on XX/XX/XXXX with an home equity credit line being discussed.

REASON FOR DEFAULT: XX/XXXX car repairs and unexpected expenses.  XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958007	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower indicated hardshipXX/XXXX due to family medical expenses. Borrower inquired about double payment XX/XXXX. Borrower called to change auto payment dateXX/XXXX andXX/XXXX. Borrower requested 12-month payment history XX/XXXX. Recent contact with borrower to change draft daXX/XXXXfirm funds available for payment. Last contact XX/XXXX to cancel payment.

REASON FOR DEFAULT: Family illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: BK13 filed XX/XX/XXXX 15. Discharged XX/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.
431959528	2/15/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated they were impacted by XXXX, servicer offered deferral which was accepted. Deferral completedXX/XXXX deferring the XX/XXXX and XX/XXXX payments. No further assistance requested. Last contact XX/XXXX borrower called in to confirm auto pay was set up, servicer advised yes.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959565	2/1/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower applied for payment assistance in XX/XXXX. modification was denied in XX/XXXX for negative NPV. No further contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower applied for assistance in XX/XXXX but was declined ; reason unknown. No phone contact with current servicer.

REASON FOR DEFAULT: Income curtailment; borrower had a loss of overtime hours, spouse was unemployed

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958300	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted. Borrower indicated hardship XX/XXXX due to excessive obligations; requested assistance options as new pay date is at tend of month. Servicer opened review for Mod, however borrower failed to provide financials. Skip trace efforts noted XX/XXXX . Verbal repayment plan offeredXX/XXXX; payments of $XXXX for 5-months. Borrower called to confirm payment XX/XXXX. Borrower called to make paymentXX/XXXX. Borrower statedXX/XXXX impacted by XXXX due to reduction of hours. Payment deferral completed XX/XXXX,XX/XXXX. Last contact XX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. XXXX disaster area noted XX/XXXX; no indication property was affected.
431958104	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show the RFD to be a death in the family. Borrower starts a workout plan on XX/XXXX. On XX/XXXX the rfd changes to a curtailment in income. On XX/XXXX the rfd is that the borrower had to take off work to care for a family member. On XX/XXXX the reason was two family deaths and the XXXX. On XX/XXXX the rfd was that the car had been totaled and the borrower was out of work. The final contact is on XX/XXXX when the borrower is offered the waiver of late fees for each contractual payment made by XX/XXXX.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a death in the family.  Borrower starts a workout plan on XX/XXXX.  On XX/XXXX the rfd changes to a curtailment in income.  On XX/XXXX the rfd is that the borrower had to take off work to care for a family member.  On XX/XXXX the reason was two family deaths and the XXXX.  On XX/XXXX the rfd was that the car had been totaled and the borrower was out of work

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957223	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to XX/XXXX request for assistance. 3 payments were deferred XXXX -XX/XXXX, borrower reinstated XX/XXXX and remains current. Last contactXX/XXXX for phone payment.

REASON FOR DEFAULT: XXXX income curtailment due to business lockdown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957861	3/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested a workout in XX/XXXX; deferment granted. Last contact on XX/XXXX, borrower called to verify next due date. Servicer advised due to deferrals it would be XX/XXXX. Borrower made a payment via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XXXX, business income impacted due to XXXX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Notes in XX/XXXX indicate that insurance claim funds were received but details of claim aXX/XXXXamage is not noted. Owner occupied per data tape.
431957965	2/1/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX requested assistance due to death, servicer advised borrower to complete a workout and send in. No workout was received. There has been no further contact.

REASON FOR DEFAULT: Death of co-borrower

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958164	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had sporadic contact with prior servicer; no requests for payment assistance. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower set up auto-draft payments in XX/XXXX. No contact again until XX/XXXX, when a XXXX incentive was applied. Borrower requested XXXX assistance in XX/XXXX. Servicer refused the deferral plan offered, but servicer made deferments in XX/XXXX and in XX/XXXX. Borrower applied for additional assistance in XX/XXXX. Last contact was in XX/XXXX when borrower submitted additional loss mit documentation; servicer sent a XXXXision notice on XX/XX/XXXX , results were not provided.

REASON FOR DEFAULT: XXXX-borrower illness. XXXX-reduced in income, not getting rental funds and not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959308	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in on XX/XXXX requesting to delete the scheduled EZ Pay. Borrower stated on XX/XXXX that co-borrower passed away and was advised to send in death certificate. MHA financial counseling notice was sent on XX/XXXX9. Borrower called in XX/XXXX informing that his income has been impacted by XXXX for a month or two and not able to make his payments. Deferral was approved and processed in XX/XXXX - XX/XXXX. NSFs were processed in XX/XXXX - XX/XXXX and loan was rolling 30 days delinquent but was brought current in XX/XXXX. Last contact was on XX/XXXX, borrower scheduled a payment indicating RFD is due to curtailment of income.

REASON FOR DEFAULT: Curtailment of income, XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957987	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower statedXX/XXXX impacted by XXXX; mortgage industry closed. Payment deferrals completedXX/XXXX,XX/XXXX,XX/XXXX. Borrower statedXX/XXXX work XXcareasedX%. Borrower called to discuss FBXX/XXXX. Last contact XX/XXXX borrower inquired about refinance.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431957430	3/1/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had monthly contact with prior servicer, and declined payment assistance due to XXXXs in XX/XXXX. Borrower reinstated in XX/XXXX, but rolling delinquency continued throughout the year due to missed payments. Borrower declined assistance again in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower continued to have monthly contact with servicer, and usually paid by phone. Borrower declined assistance twice before applying in XX/XXXX. Servicer approved a trial mod plan; modification was completed in XX/XXXX. Borrower defaulted again 4 months later due to XXXX, and declined a verbal repay plan. Last contact was in XX/XXXX when he gave a promise to pay. Borrower began making double payments over the next three months to reinstate the account.

REASON FOR DEFAULT: XXXX-Payment adjustment, excessive XXXX bill, XXXXs. XXXX-had to evacuate due to XXXXs, used mortgage payment for hotel. XXXX-XXXX, roommate was unable to pay rent.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958085	2/15/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower making 2 payments. The borrower was impacted by XXXX due to reduced hours resulting in reduced income. They approved for a 2 month deferral beginning with the XX/XXXX payment. The loan was current when they asked for Assistance.

REASON FOR DEFAULT: RDF was curtailment of income from reduced hours at work.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431959467	2/1/2021	1/8/2021	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Appears borrower was in midst of trial mod prior to start of contact history, trial payments completed on XX/XXXX, final mod approved on XX/XXXX, signed mod agreement received from borrower on XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX, starting with XX/XXXX payment. Borrower requested extension on deferral program in XX/XXXX, advised not an option. No other loss mit activity noted. Last contact on XX/XXXX, borrower called in to get payoff quote.

REASON FOR DEFAULT: Fixed income and car repairs.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUES: Tittle issue noted in XX/XXXX, owners on title did not match, borrower stated co-borrower has been deceased for 30 years, death certificate requested, received as of XX/XXXX, issue resolved as of XX/XXXX. $XXXXderal tax lien noted on XX/XXXX, indemnification to be purchased noted on XX/XXXX, title noted as clear as of XX/XXXX.

418743079	2/27/2021	1/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Minimal contact is noted. Borrowers submitted an online XXXX notification on XX/XX/XXXX and received a 2 payment deferral; processed on XX/XX/XXXX and XX/XXXX. Borrowers submitted another XXXX questionnaire on XX/XXXX and were advised to update their XXXX impact status online. Escrow advance notice was sent on XX/XXXX. Loan is current.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958105	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show the RFD to be a property loss dating to XX/XXXX. The inspection was completed on XX/XXXX and the damage had been remediated. Based on the damage and debris it is assumed that the loss was due to storXX/XXcaricane damage. Notes from XX/XXXX the rfd is a curtailment in income and a workout plan is started on XX/XXXX. On XX/XXXX the rfd changes to a payment dispute. On XX/XXXX notes show that M1 said she was not living in the property and the owner on the deed is responsible for the payments. On XX/XX/XXXX M1 says that she will make two payment to bring the loan current. On XX/XX/XXXX borrower said that she was not working and could not make a payment. On XX/XX/XXXX a repayment plan is mailed to the borrower. On XX/XX/XXXX borrower said that she was not on the deed and she helped a family member by cosigning on the note. Borrower said that she was going to get an attorney involved. Borrower calls on XX/XX/XXXX and says she would like to do a deed in lieu but couldn't since both names were on the deed. The final contact on XX/XXXX show that loss mit efforts were denied due to a lack of cooperation on the borrower's behalf and a unreleased judgment entered on XX/XXXX. Borrower says that the lien was divested through a foreclosure in XXXX.

REASON FOR DEFAULT: XX/XXXX- Property damage; XX/XXXX - borrower unemployment

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: There was damage to the property however inspection has been completed and the damages have been remediated.

TITLE: Notes from XX/XXXX show that loss mit efforts were denied due to a lack of cooperation on the borrowers behalf and a unreleased judgment entered on XX/XXXX. Borrower says that the lien was divested through a foreclosure in XXXX. Current title report does not reflect lien.

431958336	2/15/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is sometimes slow pay over the past 36 months. No contact with borrower until welcome call at service transfer in XX/XXXX, no RFD XXptured. Next contact in XX/XXXX was online, borrower requested assistance due to either job loss or reduction in hours (not specific) due to XXXX. Borrower was granted deferrals in XXXX, XXXX and XX/XXXX. Resumed payments in XX/XXXX and has been current since. Last contact XX/XXXX.

REASON FOR DEFAULT:  Unemployment

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

419149505	2/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was current through XXXX. In XXXX borrower was rolling delinquent through XX/XXXX when loan was modified. RFD partner lost his job for 5 months but by XX/XXXX he was back at work. Loan has been current since the mod. In XX/XXXX borrower had an NSF that was replaced the same month - borrower had been on XXXX quarantine for two weeks.

REASON FOR DEFAULT:  Partner's unemployment

FORECLOSURE:  No FC action

BANKRUPTCY:  No BK action

PROPERTY:   Owner occupied. Property is located in XXXX declared  disaster area, wiXX/XXXXX/XXXXado inXX/XXXX. No indication property was impacted.

431958528	3/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on escrows. Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXX when the borrower calls to check on the escrow accounts.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a curtailment in income and excessive obligations.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

418799867	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Welcome call completed XX/XXXX. Servicer discussed payment arrangementsXX/XXXX. Borrower statedXX/XXXX would complete online application. Borrower agreed to verbal repayment planXX/XXXX. Borrower unaware ACH didn't transferXX/XXXX. Servicer approved Stip to Mod XX/XXXX. Mod workout approved XX/XXXX which was processedXX/XXXX. Borrower stated XX/XXXX impacted by XXXX; borrower not working. Payment deferral completedXX/XXXX,XX/XXXX andXX/XXXX. Borrower requested additional assistance XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431958409	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX called inXX/XXXX stating they were impacted by XXXX, servicer advised a workout packet is needed. Workout was received XX/XXXX and as of XX/XXXX a deferment was approved. Deferral completed XX/XXXX deferring the XX/XXXX through XX/XXXX payments. Prior deferment completed in XX/XXXX deferring 3 payments, comments indicate borrower financially qualified at the time of deferral. No further assistance has been offered. Last contact XX/XXXX borrower made a payment over the phone which posted XX/XXXX.

REASON FOR DEFAULT: XXXX income reduction.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958053	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Comments show the borrower struggled to maintain current payments in late XXXX and XXXX due to income curtailment. XXXX incentive posted XX/XXXX for $XXXXShe received a 3 month deferral at the end of XXXX and a 3 month XXXX deferral in XXXX due to continued income curtailment. 2 recent NSFs noted XX/XXXX and XX/XXXX with borrower making up payment each month. The borrower has been cooperative with last contact XX/XXXX with ATP indicating self employment and difficulty making payments. Loan is presently current.

REASON FOR DEFAULT:  Income curtailment

FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
431957049	2/1/2021	1/21/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower stated he was receiving unemployment in XX/XXXX. The borrower was impacted by XXXX with temporary unemployment and received 3 monthly deferrals beginning XX/XXXX. Minimal contact over the 36 months.

REASON FOR DEFAULT: The reason for default was unemployment.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431957007	2/1/2021	1/21/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, The borrower called in to follow up on the status of the modification. Said already made the first payment. Was told it was still under review. The notes confirm the loan was modified in XX/XXXX and has remained current since that time. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from the XX/XXXX and is now unemployed. Spouse also took a cut in hours. No recent indication that hardship is ongoing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957979	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated they are impacted by XXXX, servicer offered deferral which borrower accepted. Deferral completed XX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance requested. Last contactXX/XXXX borrower set up auto pay with servicer.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431388636	1/16/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: There is occasional borrower contact throughout XXXX delinquency for payment arrangements, hardship caused by marital problems, borrower declines to pursue loss mitigation until XX/XXXX after divorce was finalized. primary borrower moved to XXXX coborrower is retired and remains in home. Mod denied XX/XXXX for insufficient income. Updated package submitted XX/XXXX for mediation, mod denied again XX/XXXX as unaffordable. Borrower reinstated $XXXX85 XX/XXXX, source of funds is not noted. Borrower indicated XX/XXXX that he was not affected by the XXXX, but servicer advised he was eligible for deferment. 2 payments were deferred XXXX-XX/XXXX and timely payments resumed XX/XXXX. Last contact XX/XXXX to set up 3 payments.

REASON FOR DEFAULT: Divorce, insufficient income.

FORECLOSURE: Referred to foreclosureXX/XXXX, title is clear, placed on hold for Mediation XX/XXXX, reinstated XX/XXXX.

BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957778	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Prior discharged CH7 BK noted in comments. Borrower received a 1 month XXXX deferral due to income reduction in household. Loan has been paid as agreed since that time and is current. Last borrower contactXX/XXXX regarding deferral.

REASON FOR DEFAULT:  Income reduction

FORECLOSURE:  No FC activity noted

BANKRUPTCY: Prior discharged CH7 BK.  Unable to verify filing, discharge  dates from comments

PROPERTY: Property is owner occupied with no damages noted
431957468	2/15/2021	1/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the co-borrower called in about the payment due and was advised it would be drafted that day. The borrower makes payments via ACH. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout assistance in XX/XXXX and three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. The loan has remained current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to on disability and self-employed. No customers due to XXXX. Also worked at a school but it closed. No recent indication of ongoing hardship..

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes indicate a previous discharged chapter 7 bankruptcy, unable to confirm case # or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957259	3/1/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a lump sum reinstatement in XX/XXXX, and scheduled a payment in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower had missed five payments by XX/XXXX, and agreed to a verbal repay plan. Borrower had infrequent contact while on the plan, which was completed in XX/XXXX; contact was usually during a phone payment. Borrower continued to make phone payments, and in XX/XXXX was interested in refinancing and requested a pay history. Borrower continued to make phone payments through XX/XXXX. The XX/XXXX payment was made via the website.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged, no details provided

PROPERTY: Owner occupied
431957721	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in XX/XXXX, and applied for payment assistance in XX/XXXX, but application was denied as borrower was current. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower asked servicer to remove the BK verbiage from the monthly statement in XX/XXXX, as the property wasn't included in the BK. Borrower began paying at the end of each month. Borrower missed the XX/XXXX payment, but reinstated the following month and has since remained current. Last contact was a phone payment in XX/XXXX.

REASON FOR DEFAULT: XXXX-Borrower and spouse had health issues. XXXX-on fixed income.

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged, details not provided

PROPERTY: Owner occupied
431959045	1/1/2021	12/16/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is discharged from BK in XX/XXXX. XX/XXXX Borrower misses a payment and has struggled to keep the account current since. XX/XXXX Borrower specifies they are not having a hardship. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has not been very responsive with numerous unsuccessful attempts at communication recorded. The most recent contact was on XX/XXXX, borrower reports that payments are handled by someone else and they should be making payment before the 15th.

REASON FOR DEFAULT: XX/XXXX RFD is extended problems. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BK is active when the history starts in XX/XXXX (filing date not found).XX/XXXX BK is discharged.

PROPERTY: No property issues found.

431959593	2/1/2021	1/2/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to make a payment by phone but XXXXided to set up ACH instead. The borrower was on a XXXX deferral program at the time with one-month deferrals completed in XX/XXXX, XX/XXXX and XX/XXXX. The borrower appears to be cooperative during noted conversations and has remained current throughout the past 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and employment was impacted. Hardship does not appear to be ongoing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
430562741	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic delinquent XXXX-XXXX, income curtailment and borrower illness details not provided. 2 payments deferred XX/XXXX, NSF returns continued with occasional contact for phone payments but no loss mitigation until request for XXXX assistance XX/XXXX. Borrower indicated she was still working but not sure for how long. 2 payments were deferred XXXX-XX/XXXX and account remains current, last contactXX/XXXX for phone payment.

REASON FOR DEFAULT: Income curtailment, details not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958943	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX as of XX/XXXX, requested assistance, approved for 3 month deferral on XX/XXXX beginning with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to discuss account, no other details provided.

REASON FOR DEFAULT: Borrower unemployment due to XXXX and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431958735	1/1/2021	12/31/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower reinstates the account bringing it out of FC. XX/XXXX Borrower applies for loss mit assistance, but is denied. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XXXX with borrower calling in to schedule a payment.

REASON FOR DEFAULT: XX/XXXX RFD is unemployment.

FORECLOSURE:  XX/XXXX File is referred to FC, reinstated on XX/XXXX

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958806	1/1/2021	12/15/2020	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower inquired about selling house as of XX/XXXX, was advised that he can as long as sale satisfies amount due to Servicer. No loss mit activity noted. Last contact on XX/XXXX, authorized third party, borrower's wife, called to make payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior BK7 noted on XX/XXXX, case number, filing date and discharge date not provided, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUES: Lien on property noted on XX/XXXX, no other details provided. Current title report does not reflect any liens prior to XX/XXXX, only a jr lien filed later in XXXX.

430197228	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated impacted by XXXX, servicer offered deferral which was accepted. Deferment completedXX/XXXX deferring the XX/XXXX through XX/XXXX payments. Borrower on XX/XX/XXXX requesting further assistance, servicer advised borrower process. Comments do not indicate a workout packet was received.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

418851252	2/1/2021	12/29/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was 1x30 in XXXX due to missed payment XX/XXXX, no hardship provided due to no borrower contact until request for assistance XX/XXXX. 1 payment deferred XX/XXXX to pay loan ahead and timely payments have continued with last contactXX/XXXX to confirm deferral arrangements. .

REASON FOR DEFAULT: XXXX income curtailment, details not provided.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958743	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower reports the other borrower is deceased. XX/XXXX Loss mit assistance is requested, docs are submitted. XX/XXXX Borrower reports they have been impacted by XXXX. XX/XXXX A deferral is completed. Borrower has been cooperative with fairly regular communication. The most recent contact was on XX/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX excessive obligations. XX/XXXX Pay cycle. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958754	2/1/2021	12/31/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Welcome call completed XX/XXXX. Borrower statedXX/XXXX funds not available; RFD unknown. Borrower stated XX/XXXX impacted by XXXX. Payment deferral completed XX/XXXX. Borrower requested payment historyXX/XXXX. Borrower stated XX/XXXX does not have funds for payment; servicer advised to complete online workout application.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes XX/XXXX BK7 discharge; details of filing not provided.

PROPERTY: Property occupancy is owner-occupied. Servicer notesXX/XXXX hazard insurance claim. Date of loss XX/XX/XXXX 17. repairs confirmed X% completedXX/XXXX. Additional claim noted XX/XXXX; no further details provided.
431959502	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance XX/XXXX. 2 payments were deferred in XXXX and XX/XXXX and timely payments resumed, last contactXX/XXXX to confirm ACH setup.

REASON FOR DEFAULT: XXXX income curtailment due to both borrowers on furlough

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431959117	2/1/2021	1/23/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to confirm payment, advised payment pending.

REASON FOR DEFAULT: Excessive obligations and borrower temporary unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958767	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Skip trace efforts noted XX/XXXX . Welcome call completed XX/XXXX. Borrower statedXX/XXXX had 2 mortgage payments. Borrower inquired about NSF paymentXX/XXXX. Servicer confirmedXX/XXXX payment declined by bank. Borrower statedXX/XXXX impacted by XXXX. Payment deferral completedXX/XXXX. Borrower advisedXX/XXXX to pay escrow. Payment deferral completedXX/XXXX andXX/XXXX. Last contact XX/XXXX borrower called to make payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431958219	2/1/2021	1/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrowers struggled to make payments on the loan and entered into a trial plan agreement in XX/XXXX. RFD due to excessive obligations. Trial plan was completed and a permanent mod was approved but the borrowers declined the mod because they did not like the terms. Assistance review application withdrawal was completed on XX/XXXX. Co-borrower called in on XX/XXXX stating that she lostX% of her income. A 3 month deferral was approved; processed in XX/XXXX - XX/XXXX. Co-borrower stated on XX/XXXX that they were still needing assistance but will be making the payments. Last contact was on XX/XXXX, borrower stated that she already set up a payment online. Loan is current.

REASON FOR DEFAULT: Income reduction due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Discharged BK noted in XXXX. BK details not provided.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

431958620	2/15/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Hardship noted XX/XXXX due to curtailment of income; work is slow. Hardship continued through contact history. Borrower stated XX/XXXX had to leave country. Welcome call completed XX/XXXX. Borrower again restated hardship due to work being slowXX/XXXX. Borrower inquired about escrow overage check XX/XXXX. Borrower statedXX/XXXX impacted by XXXX. Payment deferral completed XX/XXXX,XX/XXXX andXX/XXXX. Borrower statedXX/XXXX still having problems making payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. XXXX disaster area noted XX/XXXX ; no indication property was affected.
431958093	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is called on XX/XXXX to introduce the new servicer. Borrower accepted the XXXX deferral on XX/XX/XXXX for a two month period. The final contact is on XX/XXXX when the borrower calls to make a payment.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959235	2/15/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower hardship noted XX/XXXX due to curtailment of income. Welcome call completed XX/XXXX. Borrower requested tax documents XX/XXXX. Borrower requested online accessXX/XXXX and againXX/XXXX. Borrower inquired about deed XX/XXXX. Borrower inquired about adding name to mortgage XX/XXXX; advised to refinance. Borrower statedXX/XXXX wanting to add brother to deed. Borrower statedXX/XXXX will contact attorney to reaffirm debt. Borrower inquired about active BKXX/XXXX. Borrower inquired about reaffirmation XX/XXXX. BK advised XX/XXXX not reaffirmed. Borrower stated XX/XXXX impacted by XXXX. Payment deferral completed XX/XXXX,XX/XXXX andXX/XXXX. Borrower statedXX/XXXX still having financial difficulty; wanting to apply for assistance. Borrower stated XX/XXXX will submit application. Last contact XX/XXXX.

REASON FOR DEFAULT:  Curtailment of income.

FORECLOSURE: Loan noted to be in FC prior to BK filing; details of action completed not provided.  FC action closedXX/XXXX due to reinstatement.

BANKRUPTCY: Loan noted to be in BK13 at start of history; referral date unknown. Modified 60-mo plan filed XX/XXXX.  BK13 discharged XX/XXXX..Prior BK7 discharge in XXXX.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431958492	2/1/2021	1/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Co-borrower was on a trial plan at the time of note start in XX/XXXX. modification was completed in XX/XXXX. Co-borrower confirmed the mod completion in XX/XXXX. No contact again until loan transferred servicing in XX/XXXX. Co-borrower switched insurance carriers in XX/XXXX. No contact again until borrower asked about payment assistance in XX/XXXX, stating interest rate was too high. Borrower submitted a loss mit package in XX/XXXX, and servicer approved a trial mod plan in XX/XXXX. modification was completed in XX/XXXX; borrower has since remained current. Co-borrower asked about changing the due date in XX/XXXX, but didn't want to pay the per diem interest; no further contact.

REASON FOR DEFAULT: XXXX-Divorce. XXXX-not provided. XXXX-XXXX impact, borrower works as a XXcariage and family therapist.

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged without reaffirmation , details were not provided

PROPERTY: Owner occupied
431958040	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Comments in XX/XXXX indicate a repayment plan was set up which failed in XX/XXXX due to non payment. Servicer approved a deferral which was completed in XX/XXXX deferring 3 payments. Servicer received a second workout request XX/XXXX, and approved a trial plan XX/XXXX (details not noted). As ofXX/XXXX trial plan completed and MOD mailed to borrower. Signed MOD returned and loan modifiedXX/XXXX. Last contact XX/XXXX borrower inquired about further workout options which servicer advised there are none and borrower might want to refinance.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957848	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX called in requesting servicer change the credit reporting from XX/XXXX and XX/XXXX, servicer advised loan reported correctly. Borrower called in XX/XXXX requested the same thing, servicer advised borrower would need to send in dispute letter. As ofXX/XXXX servicer received a dispute letter, unknown if dispute resolved.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957288	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in wanting to set up ACH payments but didn't have account info. Said would call back. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout options in XX/XXXX and three one-month deferrals were completed in XX/XXXX,XX/XXXXand XX/XXXX. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to both borrower's being out of work as a result of the XX/XXXX. No recent indication that hardship is ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958251	2/15/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated impacted by XXXX, servicer offered deferral which was accepted. on XX/XX/XXXX servicer deferred the XX/XXXX payment. Borrower on XX/XXXX requested further assistance, servicer took verbal financial but advised a workout packet is needed; comments do not indicate servicer received a workout packet.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958972	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower requesting Assistance. The borrower was referred to the Attorney for foreclosureXX/XXXX with the first legal filed XX/XXXX. The borrower requested Assistance XX/XXXX with the Foreclosure put on hold for processing. The borrower was approved for a modification Trial for 3 payments that began XX/XXXX and was successfully completed and Mod was approved with the first payment due XX/XXXX. The borrower was impacted by XXXX with reduction in income and was approved for a 3 month deferral beginning with the XX/XXXX payment.

REASON FOR DEFAULT: The RFD for the XXXX impact was a slow down in business that resulted in reduction of income. The RFD for the Mod was also a curtailment of income.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431959026	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed XX/XXXX. Borrowers were receiving unemployment at last contact XX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment due to barbershop closure and spouse furlough

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. Claim proceeds iao $XXXX42 received XX/XXXX, claim non-monitored and no further details noted about damages or repairs.

431959123	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Late payment dispute noted in XX/XXXX, borrower stated she was late because she was advised not to make payments during previous mod process, borrower stated it was fraud and indicated legal action, media alert and advoXXcy groups. Per comments on XX/XXXX, review of account showed servicer error in advising borrower to not make payment, unable to adjust credit report from that timeframe. Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. Borrower requested further assistance on XX/XXXX, was advised XXXX assistance was not a possibility, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, borrower called regarding payment history and requested statements faxed.

REASON FOR DEFAULT: Curtailment of income due to tenant not paying and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUES: Two liens noted on property as of XX/XXXX, one for taxes and with XXXX, no other details provided. Borrower inquired on XX/XXXX about process to pay liens, was advised to contact company that services the lien. No other details provided. Current title report shows 3 Muni liens recorded in XXXX, XXXX, and XXXX.
431958837	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was delinquent when history began in XXXX; not interested in loss mit. RFD was due to unemployment; borrower stated that she was laid off and husband was ill receiving less income due to medical deductions from his pay. File was referred to FC on XX/XXXX. Borrower stated in XX/XXXX that RFD was due to curtailment of income, only one income and she has to pay for everything, their XXXX bill is also over $XXXXut no XXXX being used and no leaks; declined loss mit. Loan was reinstated in XX/XXXX. Demand letter notice was sent in XX/XXXX. NSF was processed in XX/XXXX. Co-borrower was advised on XX/XXXX that the loan was due for XXXX, co-borrower informed the rep that the system sucks because he did make the XXXX payment; was advised that the payment received in XXXX was applied for XXXX because the XXXX payment was returned due to NSF. 2 payments were received in XX/XXXX bringing the loan current but the borrowers missed another payment in XX/XXXX and XX/XXXX and loan was rolling 30 days delinquent and demand notice was sent on XX/XXXX. Loan was brought current in XX/XXXX. Last contact was on XX/XX/XXXX , borrower scheduled a payment indicating curtailment of income as RFD.

REASON FOR DEFAULT: Curtailment of income, borrower unemployment, illness of co-borrower.

FORECLOSURE: File was referred to FC on XX/XX/XXXX . FC file was closed on XX/XX/XXXX  due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

431958835	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX; correspondence was received requesting POA. Unauthorized 3rd party XX/XXXXquez stated on XX/XXXX that the borrower was incarcerated and requested to escalate the POA so that she can have access to the account. Borrower authorized XXXX on the loan on XX/XXXX. Borrower stated on XX/XXXX that RFD was due to curtailment of income; stated in XX/XXXX RFD was due to tenants were not paying; declined loss mit. Borrower called in on XX/XXXX requesting assistance stating that RFD was due to loss of income due to unemployment. A 3 month deferral was approved; processed in XX/XXXX - XX/XXXX. Escrow analysis statement was sent on XX/XX/XXXX . Last contact was on XX/XX/XXXX , borrower called to advise that she was going to be late on payment due to loss in the family. Loan is current.

REASON FOR DEFAULT: Borrower unemployment due to XXXX, death of the family.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .

431959042	2/1/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account had a rolling delinquency for most of the past 3 yrs. XX/XXXX Borrower reports they are working on catching up and declines a payment plan. XX/XXXX Borrower becomes agitated during a collection call and hangs up. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: XX/XXXX curtailment of income. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958139	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show that the property had sustained some damage on XX/XXXX and a claim was filed. Notes were vague on the damage, but a property inspection was completed and the funds were disbursed IAO $XXXXXXX.XX. Borrower calls on XX/XX/XXXX asking about the information needed for a modification request. The workout was later canceled for lack of documentation. The final contact is on XX/XXXX when the borrower makes a PTP.

REASON FOR DEFAULT: No RFD was given

FORECLOSURE:  No foreclosure activity found.

BANKRUPTCY:  Notes from XX/XXXX show that the borrower was discharged from bankruptcy, but no other details were listed.

PROPERTY: No property issues found.

431958832	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in on XX/XXXX to check the status of the XXXX payment and to authorize his ex-wife who is living at the property and is in charge of payments. Ex-wife XXXX stated on XX/XXXX that she was granted the property during the divorce and would send in the QCD - received on XX/XXXX. Ms. XXXX called to make a payment in XX/XXXX and stated that she's had a reduction of hours, not enough income due to XXXX. A 3 month FB plan was offered effective XX/XXXX - XX/XXXX. Ms. XXXX inquired about refinance in XX/XXXX and was advised servicer does not refi but could assist with the process by sending out a payoff quote which she could take to the bank or credit union. Payoff quote request was completed on XX/XXXX. Ms. XXXX advised on XX/XXXX that she had to have a surgery and XXXX need more assistance but would let them know. Last contact was on XX/XXXX, discussed payment methods. NSF was processed on XX/XXXX, payment was replaced on XX/XXXX. Loan is current.

REASON FOR DEFAULT: Reduced income due to XXXX, divorce.

FORECLOSURE: No FC activity found.

BANKRUPTCY:  Borrower filed BK7 on XX/XX/XXXX , case was discharged on XX/XX/XXXX  and file closed on XX/XXXX.

PROPERTY: No property issues found.

431958813	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower stated on XX/XXXX that she received a letter asking her to apply for a mod but wasn't sure that she wanted to apply. Borrower inquired about escrow inXX/XXXX escrow analysis statement was sent on XX/XXXX. Borrower has been impacted by XXXX19 and received a 3 month deferral; processed in XX/XXXX - XX/XXXX. Last contact was on XX/XX/XXXX , borrower scheduled a payment.

REASON FOR DEFAULT: XXXX

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: It appears that an insurance claim has been filed. The borrower called inXX/XXXX for check endorsement procedure and stated that the repairs have not been completed. Claim information such as claim amount, date of loss and cause of loss were not discussed. No details regarding damage recently.
431957613	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Comments indicate the co-borrower cares for mother-in-law. The borrowers received a 3 month XXXX deferral in XXXX due to reduced income and obligations associated with their children. Prior NSF noted for the XX/XXXX payment as borrowers continue to be impacted from XXXX. The borrower's employer (XXXX) made 3 payments XX/XXXX on behalf of borrower to bring account current. They have been cooperative with servicer with last contact XX/XXXX regarding the payment.

REASON FOR DEFAULT:  Income reduction and excessive obligations

FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
431958180	2/15/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower called in for a copy of her monthly billing statement.

REASON FOR DEFAULT: No current RFD for slow payments provided. RFD was last noted on XX/XXXX as borrower had moved out of the home and left home and payments to co borrower who is struggling to make monthly payments without borrower's income.

FORECLOSURE: No FC activity noted however, borrower was advised on XX/XXXX that the Demand letter expired and loan would be referred to FC if account was not brought current. Borrower then received house counseling assistance who wrote a check for their delinquency and brought account current.

BANKRUPTCY: No recent BK activity noted. However, comments on XX/XXXX indicated borrower had a prior BK that was discharged.  Details of BK are unknown.

PROPERTY: Property is being occupied by co borrower. Property condition is unknown.
431958552	2/15/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XX/XXXX when the borrower called asking about the XXXX program ending.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959100	2/1/2021	12/30/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower wanted to do streamline repayment plan as of XX/XXXX, was advised that offer expired. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XXXX, trial mod closed on XX/XXXX due to failure to make payments. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XXXX, approved for final mod as of XX/XXXX, signed mod docs received from borrower on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower found mod papers and stated will sign and send documents in that day, borrower given extension to receive docs as courtesy.

REASON FOR DEFAULT: Curtailment of income and borrower unemployment.

FORECLOSURE: Loan referred to FC on XX/XXXX, FC placed on hold for loss mit as of XX/XXXX, FC closed on XX/XXXX with completion of mod.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUES: Missing assignment noted in XX/XXXX, ordered and completed as of XX/XXXX.

431957394	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XXXX with flood insurance being discussed.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959592	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , outbound call to the borrower who was leaving work and couldn't speak. Said would call back later after work to go over their XXXX application. No record of a call back or contact since that time. The borrower appears to be cooperative and began requesting workout assistance in XX/XXXX. The borrower was offered three one-month deferrals in XX/XXXX, XX/XXXX and XX/XXXX. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from the XX/XXXX and lost job. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431959376	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX stated impacted by XXXX and requested assistance, servicer offered deferral which was accepted. Deferral completedXX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance requested. Last XX/XXXX borrower requested $XXXXbe with drawn and extra funds go to principal, servicer set up auto payment for the $XXXX

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957692	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower calls on XX/XXXX to get check the status of the new servicer. Borrower accepts the three month XXXX deferral starting in XX/XXXX. No further contact after the deferral expires.

REASON FOR DEFAULT:  Notes from XX/XX/XXXX  show the RFD to be XXXX hardship issues.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959196	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Loss mit assistance is declined , no RFD is given. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XX/XXXX borrower reports they have enough funds in reserve to make payments for at least 5 months.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

418348622	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. Last contact on XX/XXXX, borrower inquired about further XXXX assistance, advised there was none but opened loss mit review. Loss mit review was closed on XX/XXXX due to application inactivity. No other loss mit activity noted.

REASON FOR DEFAULT: Temporary unemployment due to XXXX

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958025	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XXXX, borrower stated that they are looking for insurance and would send in if they go a new provider.

REASON FOR DEFAULT: RFD is unknown.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431959614	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX incentive payment noted on XX/XXXX. Borrower requested deferral in XX/XXXX, retracted request for assistance on XX/XXXX. Borrower noted impacted by XXXX in XX/XXXX, approved for deferral on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower called for assistance due to XXXX impact.

REASON FOR DEFAULT: Temporary unemployment due to XXXX and health issues.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in earthquake disaster area as designated by XXXX as of XX/XXXX. No property issues noted. Owner occupied as of XX/XXXX.

431958100	3/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact is limited to PTPs and draft payments. Borrower accepts a three month XXXX deferral starting in XX/XXXX. The final contact was on XX/XXXX when the borrower was checking that that a payment towards the insurance had been received as there was an escrow shortage.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes from XX/XXXX show that the borrowers bankruptcy was discharged, but no other details were found.

PROPERTY: No property issues found.

431958183	1/1/2021	12/28/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower stated the payment due would be made the next week online. The next payment posted XX/XXXX. Borrower has been unresponsive to consistent Dialer attempts. The last attempt was made on XX/XX/XXXX .

REASON FOR DEFAULT: RFD was last noted on XX/XXXX as death in the family. Current RFD is unknown.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.
431957459	2/1/2021	12/31/2020	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to complete a XXXX application and was advised of documents needed. No indication that documents were provided and no further contact with the borrower. The loan has remained current throughout the last 12 months. The borrower began requesting workout assistance in XX/XXXX and three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to the co-borrower passing away and the primary  borrower stopped working. Was also unable to look for employment due to XXXX. No recent indication of ongoing hardship..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957427	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had questions about a pending loan transfer in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower made a phone payment in XX/XXXX, but then began paying online. Borrower changed insurance carriers in XX/XXXX. No contact again until borrower requested XXXX assistance in XX/XXXX. Servicer approved a 3-month deferral beginning in XX/XXXX. Last contact was in XX/XXXX when borrower changed insurance carriers again.

REASON FOR DEFAULT: XXXX; hardship details not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged, details not provided

PROPERTY: Owner occupied
431957668	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: On XX/XXXX the borrower says that he does not need any further assistance and gets a reinstatement quote. Borrower reinstates the loan and the final contact is on XX/XXXX when the borrower calls regarding the privacy policy.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a curtailment in income.  He had to leave the country to resolve some issues but is back now.  Those issues are found on XX/XXXX notes that there was an illness in the borrower family.  On XX/XXXX the RFD is some medical issues and the hours have been cut at work.  Borrower is put under a repayment plan per notes of XX/XX/XXXX .

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957904	2/1/2021	12/31/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower called in regards FB plan balance and servicer advised account was current.

REASON FOR DEFAULT: RFD was last noted on XX/XXXX when borrower stated she was still unemployed and was not receiving unemployment income. Borrower first stated she was unemployed due to XXXX on XX/XX/XXXX . It is unclear if borrower has since returned to work.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found. However, borrower had a prior BK Chapter 13 filedXX/XXXX and released XX/XXXX.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.

431959600	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called for assistance logging on to the website, also asked about refinance and was advised that would need to contact another lender. The borrower has been in regular contact and appears to be cooperative during noted conversations. the borrower requested workout options in XX/XXXX due to being laid off work and was offered three one-month deferrals that were completed in XX/XXXX, XX/XXXX and XX/XXXX. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being out of work. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
418742802	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show that the borrower was under a modification but the interest rate goes back to the original note rate that changes every six months. Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXX when the borrower calls asking about how many more months of deferral.

REASON FOR DEFAULT:  Notes from XX/XXXX9 show the RFD to be insufficient income.  The borrower is retired and gets SSI payments.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958608	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted. Majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to curtailment of income; working less hours at work. Borrower statedXX/XXXX off of work for 3-weeks due to surgery. Welcome call completed XX/XXXX. Servicer approved Stip to ModXX/XXXX. Servicer approved Mod workoutXX/XXXX which was booked XX/XXXX. Borrower statedXX/XXXX impacted by XXXX; hours at work being cut. Payment deferral completedXX/XXXX,XX/XXXX andXX/XXXX. Last contact XX/XXXX borrower was advised to complete loss mitigation workout application.

REASON FOR DEFAULT: Curtailment of income. Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
430562761	2/1/2021	12/30/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Deferral completedXX/XXXX deferring 2 payments; no further details noted. Last contactXX/XXXX borrower called in to discuss escrow account.

REASON FOR DEFAULT: Unknown

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957536	2/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower calls on XX/XXXX to accept the XXXX deferral plan. Final contact is on XX/XX/XXXX when the borrower called to make sure that the payment had been received.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958330	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had an open claim in XXXX for a DOL on XX/XX/XXXX 15; borrower had the roof fixed, but prior servicer had not set up a final inspection before XX/XXXX hit. Servicer then XXXXked the XXXX claim completed, and borrower filed a new claim for wind damage with DOL XX/XXXX17. Borrower applied for assistance in XX/XXXX; servicer required an interior inspection before approving a workout option. Insurance funds of over $XXXXwere received in XX/XXXX; borrower was removed from the disaster relief program in XX/XXXX after she reinstated the account, source of funds unknown. Borrower stopped paying inXX/XXXX after she became unemployed again. Loan transferred servicing in XX/XXXX, borrower applied for assistance. Servicer approved a 12-month repay plan, borrower declined . Borrower was approved for a repay plan again in XX/XXXX, but declined , stating payments were too high for her fixed income. Borrower stopped paying in XX/XXXX. Borrower continued to apply for assistance, but was denied retention options. Borrower reinstated in XX/XXXX, source of funds unknown. borrower has since remained current. Last contact was in XX/XXXX when borrower confirmed payment receipt.

REASON FOR DEFAULT: XXXX-Natural disaster, borrower unemployment. XXXX-borrower receiving SSI and unemployment

FORECLOSURE: ReferredXX/XXXX. Title claim filed XX/XXXX, resolved in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

TITLE: Subject mortgage had incorrect legal description. A corrective mortgage was recorded in XXXX resolving the issue. Servicer notes issue with chain of title to borrower, and outstanding interest of party. Servicer notes resolved issue once missing deed was located. Current title report shows complete chain of deeds and includes corrective mortgage.
430573481	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower stopped paying in XX/XXXX, and had no contact with servicer. Servicer sent a pre-approved mod trial plan offer in XX/XXXX; borrower accepted in XX/XXXX after servicer declined to review for a short sale. modification was completed in XX/XXXX. No contact again until borrower requested XXXX assistance in XX/XXXX. Servicer approved a 3-month deferral beginning in XX/XXXX. Borrower resumed monthly phone payments in XX/XXXX. Last contact was a phone payment in XX/XXXX.

REASON FOR DEFAULT: XXXX-Borrower illness, long-term; no income. XXXX-XXXX, not working

FORECLOSURE: Referred XX/XXXX, first legal completedXX/XXXX, service completed XX/XXXX, judgment entered XX/XXXX. modification completed in XX/XXXX.

BANKRUPTCY: Filed XX/XX/XXXX 15, chapter unknown, dismissed XX/XXXX.

PROPERTY: Owner occupied

431958548	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts a two month XXXX deferral starting in XX/XXXX. The final contact is on XX/XX/XXXX when the borrower makes a payment.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be that the borrower was between jobs.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959413	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Only contact with prior servicer was in XX/XXXX regarding insurance coverage. Loan transferred servicing in XX/XXXX. Co-borrower called in XX/XXXX for assistance with ACH website activation. No contact again until co-borrower requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral plan beginning in XX/XXXX, but extended the plan another month after borrower requested additional assistance. Co-borrower asked about a refinance in XX/XXXX, and resumed payments in XX/XXXX. Last contact was in XX/XXXX when co-borrower asked servicer how to obtain origination documents from the website (note, mortgage, etc). Servicer mailed the documents to borrower that month.

REASON FOR DEFAULT: XXXX, unable to fly (pilot) and company closed down

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431340846	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No contact loan has been current.

REASON FOR DEFAULT: NA

FORECLOSURE: NA

BANKRUPTCY: Comments indicate borrower has been discharged from a BK 7 on XX/XXXX.  No further details noted.

PROPERTY: NA

431957667	1/15/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower calls on XX/XXXX wanting to know about an interest reduction and an assistance package is mailed to him. Workout is denied for application inactivity. Borrower calls on XX/XX/XXXX and accept a three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXXand the borrower says that he is not in need of further assistance.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a curtailment in income.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes show that the borrower was in chapter 13 bankruptcy and was discharged on XX/XXXX.

PROPERTY: No property issues found.

431957252	1/1/2021	12/30/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepted a trial mod plan in XX/XXXX; modification was completed in XX/XXXX. No further contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower asked about payment options in XX/XXXX, and chose to make a phone payment. Borrower set up auto-draft payments in XX/XXXX, but cancelled the payment option in XX/XXXX and chose to use bill pay. Borrower set up auto-draft payments again in XX/XXXX, and sometimes called in to change the payment date or amount. Last contact was in XX/XXXX when borrower cancelled her bank account. Borrower had NSF payments in XX/XXXX and in XX/XXXX.

REASON FOR DEFAULT: Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957600	2/15/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan has odd due date, borrower pays every month but pays almost 30 days or more late every month. Contact with borrower has been limited, no RFD given. In XX/XXXX borrower contacted servicer for XXXX assistance. RFD borrower is not working. Borrower was granted deferrals for XXXX, XXXX, XX/XXXX. Loan has been current since then, paying closer to the due date. Last contact on XX/XX/XXXX .

REASON FOR DEFAULT:  Unemployment, XXXX

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied. Property is located in XXXX declared  disaster area, XX XXXXs XX/XXXX. No indication property has been impacted.

431958032	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called inXX/XXXX stating impacted by XXXX, servicer offered a deferral which was accepted. Deferral completedXX/XXXX deferring the XX/XXXX, XX/XXXX and XX/XXXX payments. Borrower on XX/XX/XXXX called in and discussed account, servicer advised that the payment that was just made will cover the XX/XXXX payment and credit reporting is suppressed at that time. Co-borrower called in to get update on account, servicer advised that account is under review, appears for possible workout. As of XX/XXXX servicer advised borrower still under review for assistance. Servicer representative was going to escalate to supervisor for review, no further details. Last contact XX/XXXX borrower was advised they are still under review and servicer apologized for delay; unknown if resolved.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957881	1/1/2021	12/22/2020	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Work out requested in XX/XXXX, servicer approved a repayment plan. Workout requested in XX/XXXX; servicer advised on XX/XXXX that the loan was approved for modification. Mod processed in XX/XXXX. Last contact on XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, borrower impacted by XXXX  which impacted income.  As of XX/XXXX, borrower's bother working less and not able to help.  RFD as of XX/XXXX, loss of income.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431957883	2/1/2021	1/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Mod requested in XX/XXXX and as of XX/XXXX, mod was denied due to lack of income. Borrower requested assistance in XX/XXXX; deferment granted. Last contact on XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD as of XX/XXXX, illness of borrower which cause issues with business.   RFD per notes in XX/XXXX, business is slow due to XXXX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431957032	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower checking to see if payment had been received and why their payment had increased. The borrower calls in frequently to check the status of checks mailed in.

REASON FOR DEFAULT: The reason for default was tenant for other property moved out and was not paying. Prior (XX/XXXX) RFD was curtailment of income involving tenant not paying.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

..
431959412	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. XXXX incentive applied in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower asked about payment options in XX/XXXX, and verified payment receipt in XX/XXXX. Borrower had an NSF payment in XX/XXXX, but reinstated with a double payment the following month. Borrower set up auto-draft payments in XX/XXXX, and called about a payment increase in XX/XXXX. Borrower applied for XXXX assistance in XX/XXXX, and servicer granted a 3-month deferral beginning that month. Borrower resumed payments after deferral expiration. Last contact was in XX/XXXX when borrower made a phone payment, as auto-draft was cancelled during deferment.

REASON FOR DEFAULT: XXXX, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431957510	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts the XXXX deferral for XXXX through XX/XXXX although no rfd was given. Final contact is on XX/XX/XXXX and the borrower was checking to see that the payment had been received.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959587	2/1/2021	12/28/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the authorized party XXXX called and discussed deferral options due to XXXX impact. A one-month deferral was completed in XX/XXXX and the loan has remained current since that time. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and unemployment. Hardship does not appear to be ongoing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957132	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when it was confirmed to borrower that account was Escrow for Taxes and Insurance.

REASON FOR DEFAULT: No recent RFD provided for NSF payments.  Last RFD was noted on XX/XXXX as health issues and previously on XX/XX/XXXX  it was noted as curtailment of income.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.
431958587	2/15/2021	1/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated they were impacted by XXXX, servicer offered a deferment which was accepted. Deferral completedXX/XXXX deferring the XX/XXXX through XX/XXXX payments. Borrower on XX/XXXX called in to see if XXXX assistance still available, servicer advised no.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: Comments statingXX/XXXX indicate property damage, unable to determine date of damage or extent of damage.  A hazard claim was filed and on XX/XX/XXXX  servicer notes they received a check for $XXXXhich was endorsed and mailed back to borrower; claim noted as a non monitor.  No further comments about issue unknown if repairs completed.

418742937	1/4/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower made a phone payment. Servicer has consistently attempted to contact borrower thru Dialer with no success. Last attempt was made on XX/XX/XXXX . Loss Mit trying to obtain financials for possible work out. Loss Mit comments on XX/XXXX indicated Loss Mit action closed due to application inactivity.

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX  as excessive obligations, can't afford monthly contractual payment.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy status was last noted on XX/XX/XXXX  as owner occupied.  Current property condition is unknown.

431959630	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Per comments on XX/XXXX, borrower possible was being reviewed for loss mit, determined on XX/XXXX that there was no active forbearance plan. Repayment plan offered on XX/XXXX, borrower stated will call back, no other details provided. Borrower inquired about lowering interest rate and payment as of XX/XXXX, loss mit review opened, closed on XX/XXXX due to inactivity. Last contact on XX/XXXX, borrower indicated does not need assistance and thought it was for refinancing. No other loss mit activity noted.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in designated XX/XXXX disaster are as declared  by XXXX as of XX/XXXX. No property issues noted. Owner occupied as of XX/XXXX.

431959225	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XXXX Borrower inquiries about a deferral extension, is advised extensions are not available, borrower then hangs up. The most recent contact was on XX/XXXX with a post XXXX application being discussed. Notes show loss mit is closed in XX/XXXX due to inactivity.

REASON FOR DEFAULT: XX/XXXX

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958308	3/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower promised to pay at a branch every few months in XXXX, and declined payment assistance in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower went back to work in XX/XXXX and applied for assistance. Servicer offered a repay plan in XX/XXXX, borrower declined . Borrower declined a verbal repay plan again in XX/XXXX; XXXX incentive applied that month. Borrower applied for assistance in XX/XXXX, and servicer approved a trial mod plan. modification was completed in XX/XXXX. Borrower applied for XXXX assistance in XX/XXXX. Servicer offered a 3-month deferral, but only deferred two months, as borrower began paying again. Last contact was in XX/XXXX when borrower confirmed an escrow payment and reset the website password. Borrower has since paid through the IVR.

REASON FOR DEFAULT: XXXX-Income curtailment, excessive obligations; borrower was on disability for three months due to illness. XXXX-XXXX, hardship details not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958871	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing from reinstatement XX/XXXX until request for assistance XX/XXXX. 2 payments deferred XXXX-XX/XXXX and timely payments resumed in XX/XXXX, last contactXX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, details not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. Borrower advised of leaky roofXX/XXXX. No further discussion of property untilXX/XXXX request about how to file an insurance claim with LPI, damages not noted. DOL is unknown.

431488041	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts the three month XXXX deferral starting in XX/XXXX. Notes from XX/XXXX show that the borrower is working on submitting a loss mit application.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be that the borrower will not be able to afford the payment when the interest rate increases.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.
431957634	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. XXXX incentive iao $XXXX0 was applied as curtailment in XX/XXXX. Borrower called in on XX/XXXX to re-schedule ACH. Last contact was on XX/XXXX, borrower informed they were unable to work due to XXXX. Borrower was approved for a 3 month deferral effective XX/XXXX - XX/XXXX. Loan is current.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957130	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower made a phone payment.

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX  as illness of borrower. No recent RFD provided.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XX/XXXX as owner occupied. Comments on XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs on XX/XXXX. Comments did not indicate subject property was effected by the XXXX.
431957169	2/1/2021	1/18/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: In XX/XXXX borrower was current but discussing workout options. No options available since borrower income too high. Remains mostly current until XX/XXXX when borrower is impacted by XXXX, says he's only working one of his two jobs. Borrower is granted deferrals in XXXX, XXXX and XX/XXXX. Has remained current since then. Last contact XX/XXXX.

REASON FOR DEFAULT:  Excessive obligations, income curtailment due to working only one of his two jobs

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Property is owner occupied.

431958405	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: An unauthorized 3rd party called in XX/XXXX and made a payment over the phone which posted same day, nothing further was discussed.

REASON FOR DEFAULT: Unknown

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958489	2/1/2021	1/30/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower declined payment assistance in XX/XXXX. Borrower expressed interest in loss mitigation in XX/XXXX but never applied. Contact became more sporadic, every few months. Borrower made a double payment in XX/XXXX to reinstate the account, and remained current for the next year, although hardship was on-going. Loan transferred servicing in XX/XXXX, and borrower began making monthly phone payments. In XX/XXXX, borrower asked why the payment was increasing; increase was due to the terms of a modification from XXXX. Borrower continued to make monthly payments through XX/XXXX. Borrower had an NSF payment in XX/XXXX, and borrower's daughter notified servicer of borrower death. No further contact with any party. Loan reinstated in XX/XXXX and has since remained current.

REASON FOR DEFAULT: XXXX-Excessive obligations; borrower is on fixed income. XXXX-borrower illness

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied at the time of application. Unable to verify occupancy since borrower death in XX/XXXX
431957412	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had regular contact with prior servicer, and declined payment assistance in XX/XXXX. Borrower made a lump sum reinstatement in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower has had sporadic contact since then, usually giving a promise to pay. Borrower usually paid through the IVR. Borrower requested payment assistance in XX/XXXX. Servicer offered a repay plan, but borrower reinstated in XX/XXXX. Borrower applied for XXXX assistance in XX/XXXX, and servicer granted a 3-month deferral beginning that month. Borrower requested additional assistance in XX/XXXX, but servicer wasn't offering any. Last contact was in XX/XXXX when borrower made a phone payment.

REASON FOR DEFAULT: XXXX-Reduced work hours; pay schedule changed; excessive obligations. XXXX-co-borrower passed away, which reduced household income, borrower had reduced work hours. XXXX impact

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958880	3/1/2021	1/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower calls in to make arrangements to bring the account current, they XXXXline loss mit assistance. XX/XXXX Account falls delinquent again. The account is brought current in XX/XXXX without assistance. Borrower has not been very responsive with only occasional communication. The most recent contact was on XX/XX/XXXX to discuss a returned payment.

REASON FOR DEFAULT: XX/XXXX Temporary unemployment. XX/XXXX medical bills.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957972	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Comments on XX/XXXX indicate servicer applied the funds in suspense to match the post petition due date which was XX/XXXX; funds cover the XX/XXXX to XX/XXXX payments. No further details. Borrower on XX/XX/XXXX called in stating impacted by XXXX and requested assistance, servicer offered a deferral which was accepted. Deferral completed XX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance has been requested. Last contact XX/XXXX borrower made a payment over the phone which posted XX/XXXX.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: NA

BANKRUPTCY: BK 13 filed XX/XXXX and dismissedXX/XXXX.

PROPERTY: NA

431958789	1/1/2021	11/25/2020	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX as of XX/XXXX, borrower approved for 3 month deferral on XX/XXXX starting with XX/XXXX payment. Borrower requested assistance in XX/XXXX, offered unemployment repayment plan as of XX/XXXX, borrower accepted on XX/XXXX and stated she was trying to get assistance with the state as well. Borrower approved on XX/XXXX for rental assistance from city for 6 payments, no other details provided. No other loss mit activity noted. Last contact on XX/XXXX, borrower stated city is shut down and her employment status is unchanged, informed that government is going to help her pay 6 payments.

REASON FOR DEFAULT: Temporary unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431958020	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX. Last contact on XX/XXXX, borrower stated his daughter would be making the payment online in the next few days.

REASON FOR DEFAULT:  As of XX/XXXX, borrower stated that his business was slow.  RFD per notes in XX/XXXX, illness of borrower. RFD per notes on XX/XXXX, curtailment of income.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431958881	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Account is being skip-traced in XXXX.XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has not been very responsive. The most recent contact was on XX/XX/XXXX borrower calls in to verify the payment amount.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957249	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower starts a repayment plan on XX/XXXX. Borrower accepts the XXXX deferral for XXXX through XX/XXXX. The final contact is on XX/XXXX when the borrower called to set up the ACH again since it was canceled during the deferral.

REASON FOR DEFAULT:  Notes from XX/XXXX show that the RFD is that the borrower is self employed and that business has been slow.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957810	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was rolling 30-delinquent prior to cure XX/XXXX, hardship caused by excessive medical bills and contributing daughter's reduction in work hours. Account remained current until missed payment XX/XXXX with little contact until XX/XXXX request for assistance, daughter is now primary contact and making payments. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed XX/XXXX, last contactXX/XXXX for website assistance.

REASON FOR DEFAULT: XXXX Income curtailment due to work furlough

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. Loss proceeds received XXXX-XX/XXXX were endorsed and released immediately, claim not monitored and no details provided about extent of damages or repairs.

431957087	2/15/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive throughout 30-delinquency for 2 years prior to request for assistance XX/XXXX. 3 payments were deferred in XXXX , XXXX and XX/XXXX. Payments resumed XX/XXXX and account remains current with no further contact sinceXX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, employment details not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958449	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Welcome call completed with new servicer XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. XXXX disaster area noted XX/XXXX; no indication property was affected.
431957546	1/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated impacted by XXXX and requested assistance, servicer offered a deferral which borrower accepted. Servicer deferred the XX/XXXX though XX/XXXX payments. Borrower on XX/XX/XXXX stated they are still out of work and husband had hours cut at work due to XXXX, borrower requested further assistance. Servicer went over programs and stated a workout packet is needed, unknown if a workout packet was sent in by borrower.

REASON FOR DEFAULT: XXXX unemployed

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957019	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to discuss escrow removal and went over the status of the account and the two previous deferrals. The borrower appears to be cooperative and began requesting workout assistance in XX/XXXX. Two one-month deferrals were completed in XX/XXXX and XX/XXXX. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to employment being impacted by the XX/XXXX. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958363	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in and made a payment over the phone. Also agreed to set up ACH payments. The borrower appears to be cooperative during noted conversations. The notes show the borrower has requested workout assistance in the past year and three one-month deferrals completed in XX/XXXX, XX/XXXX and XX/XXXX. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from the XX/XXXX and it also impacted the borrower's employment. Unclear if the borrower is still experiencing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431959074	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower applied for disaster assistance in XX/XXXX. Borrower was approved for a trial plan, and received a modification in XX/XXXX. Borrower defaulted two months later due to excessive obligations. Loan transferred servicing in XX/XXXX. Borrower struggled with NSF payments over the next few months. Servicer offered a six-month verbal repay plan in XX/XXXX; co-borrower accepted. Co-borrower asked why the payment increased in XX/XXXX; increase was due to the change from an IO payment to P&I payment. Servicer had monthly contact with co-borrower, who accepted another repay plan in XX/XXXX. Borrower requested XXXX assistance in XX/XXXX, and was approved a 3-month repay plan in XX/XXXX, but borrower reinstated that month. Co-borrower declined assistance again in XX/XXXX, and continued to have monthly contact with servicer when she would schedule a phone payment. Co-borrower accepted another repay plan in XX/XXXX, and reinstated two months later after a double payment. Last contact was in XX/XXXX when borrower requested the late charge balance.

REASON FOR DEFAULT: XXXX-Parents of both borrowers passed away around the same time, which caused borrower to miss work; impacted by wildfirXX/XXXXlides (no damage to property); excessive obligations. XXXX-unexpected surgery for dog; borrower injury, not able to work for a few weeks. XXXX-XXXX caused employer to shut down, car repairs.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
419150120	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. Borrower inquired on XX/XXXX about getting extension on deferral, advised none available. No other loss mit activity noted. Last contact on XX/XXXX, borrower inquired about maturity date, principal balance and refinance, no other details provided.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: BK disclaimer noted on XX/XXXX, no other details provided. No BK activity noted.

PROPERTY: No property issues noted.
431958221	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower struggles to make payments on the loan. Multiple demand letters have been sent. RFD due to medical bills, car repairs and house repairs (no details provided). Co-borrower called in XX/XXXX stating that they were getting a settlement and planned to reinstate the loan; declined a repayment offer. Co-borrower called in on XX/XX/XXXX regarding deferral - not related to XXXX and was advised to read about the assistance programs available; declined repayment plan offer. Co-borrower stated on XX/XXXX that the payment is too high and wanted to apply for loss mit but is divorced (has a quit claim deed) and primary borrower will not be able to sign because she has no contact with him. Loss mit review was initiated but work out was closed due to application inactivity. Borrower was able to bring the loan current in XX/XXXX.

REASON FOR DEFAULT: Divorce, medical bills, car repairs, house repairs (no details provided).

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959434	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Dispute regarding account information noted multiple times, most recently deemed accurate as of XX/XXXX. XXXX incentive payment noted in XX/XXXX. Borrower offered repayment plan in XX/XXXX, borrower declined . Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. Borrower requested another deferral on XX/XXXX, no other details provided. Borrower requested assistance again on XX/XXXX, was advised no XXXX assistance available but could apply for loss mit, no other details provided. Last contact on XX/XXXX, borrower did not want to discuss loan and stated it's same as other one and will pay at end of loan.

REASON FOR DEFAULT: Curtailment of income due to XXXX and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.
431957664	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: On XX/XXXX borrower calls to ask about the increase in the payment and is told that it is a step rate mod signed in XXXX. On XX/XXXX borrower calls to discuss a deferral and accepts a 3 month deferral plan. On XX/XXXX borrower calls to learn about the XXXX deferral and accepts a three month deferral starting in XXXX . The final contact is on XX/XXXX and the borrower says that he does not need any further assistance.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations.    Borrower enters a repayment plan on the same day.  On XX/XXXX the RFD changes to an illness with the borrower.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957177	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower missed a payment in XX/XXXX, no RFD, and was rolling delinquent off and on until XX/XXXX. Borrower contacted servicer, RFD was XXXX related but just said not working although would still be able to make payments. Borrower was granted deferrals in XXXX, XXXX and XX/XXXX. Last contact wasXX/XXXX and loan has been current since then.

REASON FOR DEFAULT:  Unemployment, temporary.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied. Property located in XXXX declared  disaster area, XX XXXXs XX/XXXX. No indication the property was impacted.

431957669	2/1/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: On XX/XXXX the borrower calls to set up an ACH payment. Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact was on XX/XX/XXXX when the borrower called to find out why the ACH did not advance and was told it was due to the XXXX deferral.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958087	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: On XX/XXXX borrower calls to understand what the new servicer has to offer. Borrower accepts the 3 month XXXX deferral starting in XX/XXXX. The final contact is on XX/XX/XXXX when the borrower calls to review the escrow accounts.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a loss of job.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958661	2/1/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the authorized spouse called in to make a payment over the phone. The borrower and spouse often call in to make payments over the phone. The loan has had periods of delinquency in the past 12 months but was recently modified in XX/XXXX and has remained current since that time. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and was out of work. Hardship does not appear to be ongoing after the modification.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958920	1/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact to schedule payment. Welcome call completed XX/XXXX. Borrower stated XX/XXXX sent payment for escrow shortage. Borrower inquired about payment increaseXX/XXXX. Borrower statedXX/XXXX impacted by XXXX; unable to work. Payment deferral completedXX/XXXX,XX/XXXX. Borrower statedXX/XXXX unable to make deferred principal payment; trying to obtain equity line. Last contact XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431958188	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX and XX/XXXX when it was discussed that borrower's previous XXXX assistance for 3 month deferment had ended, borrower stated still impacted by XXXX, spouse was unemployed and inquired about additional assistance. Servicer advised there was no additional assistance at this time but to keep checking the website for any XXXX assistance updates. Since assistance ended all payments have posted on time.

REASON FOR DEFAULT: No recent RFD since XX/XXXX. However, prior RFD was noted on XX/XX/XXXX  as borrower's work hours cut due to XXXX and needed assistance. It is unclear if borrower's work hours have since increased.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XXXX as owner occupied. Comments on XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs on XX/XXXX. Comments did not indicate subject property was effected by the XXXX.
431958679	1/15/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , outbound call to the borrower regarding the payment due, the borrower said she would make a payment before the end of the month The loan is current but has rolled past due various times in the past 12 months. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No indication that hardship is ongoing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431959186	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic 30-deliquent from XX/XXXX through XX/XXXX, then performing until request for assistance XX/XXXX, with little borrower contact throughout the delinquency. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed XX/XXXX, last contactXX/XXXX with questions about filing an insurance claim.

REASON FOR DEFAULT: XXXX RFD: borrower illness. XXXX RFD: XXXX income curtailment, details not provided.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. Comments XX/XXXX refer to multiple claims field for XXXX damage (COL) from XXXX (specific DOL is unknown), two prior checks released and final check for unknown amount pending final inspection. Claim was closed XX/XXXX without release due to borrower failed to provide inspection. There are  no further comments about damage or repairs until borrower advisedXX/XXXX that she needs to file a claim for a leak in her roof, current status of claim or repairs unknown.

431959067	1/1/2021	12/31/2020	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Notes show all borrowers are deceased, trustee is making payments on the account. XX/XXXX Trustee is requesting assistance, a repayment plan is started. Numerous notes are recorded at the end of XXXX with the trusting working on getting authorized on the account. The most recent contact was on XX/XXXX with the trustee calling in to check on the status of their authorization.

REASON FOR DEFAULT: XX/XXXX Death of mortgagor.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958357	1/1/2021	12/28/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was 2x 30 in XXXX, RFD not XXptured. Loan current until XXXX, borrower contacted servicer in XX/XXXX for XXXX assistance, temporary unemployment. Borrower was granted deferrals in XXXX, XXXX and XX/XXXX. Borrower resumed payments in XX/XXXX. Borrower hasn't made payment arrangements for missed XX/XXXX payment.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  No FC activity

BANKRUPTCY:  Discharged BK7, filing date and discharge dates unknown.

PROPERTY:  Owner occupied.

BPO dated XX/XXXX shows no visible damage.

Divorced in XXXX, wife got the house co borrower

431957793	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was 4x30 in XXXX, no hardship provided. Borrower reinstated XX/XXXX and remained current until request for assistance XX/XXXX. 2 payments were deferred XXXX-XX/XXXX and timely payments have resumed with last contactXX/XXXX to confirm ACH setup.

REASON FOR DEFAULT: XXXX income curtailment, details not provided.

FORECLOSURE: N/AANKRUPTCY: BK7 discharged prior to XX/XXXX, case details not available.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

431959608	2/15/2021	1/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the co-borrower called to advise she just made a payment over the phone and asked about a name change. No further details noted. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout assistance in XX/XXXX due to work closing. Was offered three one-month deferrals in XX/XXXX, XX/XXXX and XX/XXXX. The loan had a brief period of delinquency after that but is now current. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to the borrower's work shutting down as a result of the XX/XXXX. No recent indication that hardship is ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431957151	3/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loss mitigation requested in XX/XXXX; mod approved in XX/XXXX. Last contact on XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, excessive obligations.  As of XX/XXXX, borrower stated she is a XXXX were closed.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
430573025	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower applied for payment assistance in XX/XXXX during bankruptcy; delays receiving a complete package. Servicer approved a trial mod plan in XX/XXXX, and modification was completed in XX/XXXX. Borrower asked why servicer wasn't updating credit reporting in XX/XXXX; servicer was not reporting due to a prior BK7 discharge, as no reaffirmation was received. Borrower made monthly phone payments. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower applied for XXXX assistance in XX/XXXX, and servicer granted a 3-month deferral. Borrower requested an additional deferral in XX/XXXX, but servicer declined . Borrower resumed payments that month, but requested a deferral again in XX/XXXX. Servicer suggested borrower applied for other retention options in XX/XXXX; borrower was still affected by XXXX hardship.

REASON FOR DEFAULT: XXXX-Income curtailment. XXXX-XXXX, reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed XX/XX/XXXX 10, chapter 13, dismissed XX/XXXX. Filed XX/XXXX, chapter 7, discharged without reaffirmation  XX/XXXX. Filed XX/XXXX, chapter 13, dismissedXX/XXXX.

PROPERTY: Owner occupied
431957776	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan has been rolling 30 days delinquent from XXXX to XXXX. Comments show the borrower received a 2 month payment deferral in XXXX. No RFD provided in comments. Loan has been paid as agreed since the deferral and is current. Borrower has been fairly cooperative with servicer with last contact XX/XXXX regarding HOI payment.

REASON FOR DEFAULT: Unknown

FORECLOSURE:  No FC activity noted

BANKRUPTCY:  No BK activity noted

PROPERTY:  Property is owner occupied with no damages noted

431959056	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal recent contact. XX/XXXX Borrower is making arrangements to bring the account current, no RFD is given. Borrower has not been very responsive with numerous unsuccessful attempts at communication recorded. The most recent contact was on XX/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: XX/XXXX Excessive obligations. XX/XXXX Fraud with their bank account and curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958423	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX called in stating they are impacted by XXXX, servicer offered a deferral which was accepted. Deferral completed XX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance requested. Last contact XX/XXXX borrower wanted to confirm payment made servicer advised yes.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431958580	3/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX stated impacted by XXXX, servicer offered a deferral which was accepted. Deferral completedXX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance was requested. Last contact XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958374	2/15/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on escrows. Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XX/XXXX and the borrower was not working due to XXXX.

REASON FOR DEFAULT:  Notes from XX/XX/XXXX  show the RFD to be unemployment and that the borrower was not working due to XXXX.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957329	2/1/2021	1/2/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower died many years ago (no death cert found in file), coborrower (surviving obligated spouse) is handling the loan as the borrower. Borrower had some trouble in XXXX making payments on time, RFD excessive obligations and had recently retired, but was current from XX/XXXX to XX/XXXX when borrower missed a pmt that was made up the following month. Borrower declined to discuss the loan. Loan has been current since then, last contactXX/XXXX.

REASON FOR DEFAULT:  Excessive obligations, income curtailment

FORECLOSURE:  No FC activity

BANKRUPTCY:  Borrower has filed BK several times, BK13, BK13 case #XXXX, BK13 case #XXXX, BK13 case #XXXX. UTD if any of these BKs completed to discharge or if they were all dismissed.

PROPERTY:  Owner occupied

431959586	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to see when ACH would process. The borrower appears to be cooperative during noted conversations. The loan is current but has had periods of delinquency in the past 12 months. The borrower began requesting workout assistance in XX/XXXX but workout options were denied in XX/XXXX. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to unemployment. Hardship does not appear to be ongoing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957801	2/1/2021	1/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic 30+ delinquent last 3 years and rolling 60-delinquent in XXXX prior to reinstatement XX/XXXX. Borrower was unresponsive until XX/XXXX, self-employed borrower has fluctuating income and declined assistance. There is little ongoing contact and no new hardship noted. Last contact XX/XXXX for website assistance.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957744	2/1/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower and co-borrower called in together to make a payment by phone and said would set up ACH for XXXX. The borrowers appear to be cooperative during noted conversations and have been in frequent contact. The borrowers began requesting workout assistance in XX/XXXX and two one-month deferrals were completed in XX/XXXX and XX/XXXX. The loan has remained current throughout the past 12 months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from the XX/XXXX and income loss. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957011	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the co-borrower called in to ask why the payment had not drafted from their account yet. Was advised it was returned NSF and would not be able to do a payment by phone because of it. The borrower said would be mailing it. No record of further contact since that time despite periods of delinquency and multiple attempts, thought the loan is current. The loan was modified in XX/XXXX. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957956	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower attempted a workout in XXXX but as of XX/XXXX was denied workout and advised short sale only option available. Borrower declined short sale, workout closed in XX/XXXX. Second workout received in XX/XXXX and denied in XX/XXXX as borrower income supports payment. Borrower on XX/XX/XXXX stated effected by XXXX, servicer offered a deferral which was accepted. on XX/XX/XXXX deferral completed the XX/XXXX through XX/XXXX payments were deferred. No further assistance requested. Borrower on XX/XX/XXXX called to discuss taxes were paid, servicer advised yes.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957063	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer received a workout packetXX/XXXX, as of XX/XXXX a trial FB plan was set up for 3 months with payments of $XXXX90; plan was completed. MOD sent to borrower XX/XXXX, which was returned and loan was modified in XX/XXXX; details of MOD not noted. Last contact noted as XX/XXXX when servicer went over the FB trial plan nothing further discussed.

REASON FOR DEFAULT: Income reduction

FORECLOSURE: Referred to FC XX/XXXX, FC closedXX/XXXX at that time judgment was being prepared for filing.

BANKRUPTCY: NA

PROPERTY: NA

431958118	3/15/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to employment transfer; moving expenses. Borrower inquired about ACH payment XX/XXXX. Borrower statedXX/XXXX impacted by XXXX; currently doesn't have a job. Payment deferral completedXX/XXXX,XX/XXXX andXX/XXXX. Borrower requested online assistanceXX/XXXX. Borrower inquired about last 3-paymentsXX/XXXX. Payment history reviewed with borrower XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.  Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431958316	1/15/2021	12/30/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested that escrow payment be removed in XX/XXXX. Last contact on XX/XXXX, borrower promised to make a payment on XX/XXXX.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, curtailment of income. Work slow as of XX/XXXX. New job started in XX/XXXX. RFD per notes on XX/XXXX, curtailment of income.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Insurance claim check received in XX/XXXX, but details of damage are unknown. Borrower stated on XX/XXXX, that he received and insurance claim check; amount of check not noted. Borrower stated on XX/XXXX, borrower stated he working on property repairs. DOL is unknown. Occupancy is unknown.
431958224	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Credit dispute was received on XX/XXXX. It appears that the dispute was resolved on XX/XXXX. Borrower called in on XX/XXXX to schedule a payment and was advised that he was due for the XXXX and XXXX payments and that the last payment the prior servicer received was in XXXX and payment was due for XXXX and the payment received in XXXX was applied towards the XXXX payment; borrower stated that he was told not to make a payment in XXXX and was advised to look over his bank statements to show proof that he made the payment in XXXX; borrower was also advised of repayment plan and retention options. Demand notices were sent in XX/XXXX - XX/XXXX. Borrower was approved for mod review on XX/XXXX. Payment dispute was received on XX/XXXX - borrower stated that there was a missing payment due to the prior servicer and XXXX not accepting the payment; borrower submitted dispute to the XXXX regarding the service transfer and loss mit options. A response was sent to the borrower advising that a mod was offered on XX/XXXX, also included a copy of the agreement and advised the borrower to follow the instructions in order to accept the offer. Correspondence was received from the office of attorney general on XX/XXXX inquiring if assistance can be provided and a response was sent to inform that the mod was approved and pending and attempts had been made to contact the borrower. It does not appear that the borrower responded to the mod offer; assistance review expiration notice was sent on XX/XXXX. Last contact was on XX/XXXX, borrower was advised that the demand letter had expired; possible referral to FC. Loan was brought current in XX/XXXX.

REASON FOR DEFAULT: Payment dispute.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958883	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal recent contact. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XXXX to discuss the account.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958359	1/1/2021	12/24/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was 30 days late a number of times in XXXXX/XXXX. No contact untilXX/XXXX, no RFD XXptured during several calls in XXXX. In XX/XXXX borrower was offered loss mit but he said he get caught up with his tax return. on XX/XX/XXXX borrower contacted servicer for XXXX relief, was told not to return to work. Borrower was offered deferrals in XXXX, XXXX and XX/XXXX. Resumed payments with XX/XXXX payment. Borrower missed XX/XXXX payment but no contact has been made for payment arrangements as ofXX/XXXX. Recent RFD unknown.

REASON FOR DEFAULT:  Unemployment

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431959433	1/15/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, removed from review on XX/XXXX due to insufficient info received from borrower. Borrower offered repayment plan on XX/XXXX, borrower declined . Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: Excessive obligations and family illness.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX.  No property issues noted.

419987968	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower requesting an escrow refund check to be reissued. The borrower was approved for a Mod Trial with the 3 trial payments beginning with XX/XXXX. The trial was completed successfully with the loan modified XX/XXXX with the first payment beginning XX/XXXX. The borrower was also impacted by XXXX due to temporary unemployment and was approved for a 3 month deferral beginning XX/XXXX. The borrower has paid current since the end of the deferral.

REASON FOR DEFAULT: The reason for default for the XXXX impact was temporary unemployment. The reason for default for the Mod was not provided.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431958443	3/1/2021	1/18/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted. Majority of contact to schedule payments. Borrower indicated hardship XX/XXXX due to curtailment of income; starting new job. Skip trace efforts noted XX/XXXX . Welcome call completed with new servicer XX/XXXX. Borrower statedXX/XXXX not currently employed. Borrower stated XX/XXXX unsure if wanting to pursue workout options. Borrower statedXX/XXXX unemployment not received. Servicer offered repayment plan XX/XXXX. Borrower scheduled 3-paymentsXX/XXXX. Borrower called to confirm last payment on repaymentXX/XXXX. Borrower statedXX/XXXX impacted by XXXX; reduced income. Mod workout approved XX/XXXX which was booked XX/XXXX. Last contact XX/XXXX confirming receipt of signed Mod.

REASON FOR DEFAULT: Curtailment of income. Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied XXXX disaster area noted XX/XXXX; no indication property was affected.
431957800	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed in XXXX, last contactXX/XXXX to confirm deferral status.

REASON FOR DEFAULT: XXXX income curtailment due to work disruption

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431959367	2/15/2021	1/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX called in stating effected by XXXX, servicer offered deferment which was accepted. Deferral completedXX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance requested. Last contact XX/XXXX borrower called in wanting to know why photos being taken of home, servicer explained why. Nothing further discussed.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958901	2/15/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is applying with loss mit, denied XX/XXXX due to ineligibility. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XX/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Hospitalization of borrower. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957200	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins in XX/XXXX. XXXX incentive iao $XXXX0 was processed as curtailment in XX/XXXX. Borrower fell behind on the loan in XXXX. Demand notice was sent on XX/XXXX. Borrower stated on XX/XXXX that RFD was due to death of a family member; wife passed away on XX/XXXX. Loss mit review was initiated but borrower did not qualify for repayment or deferral, however, trial mod was approved effective XX/XXXX - XX/XXXX. Trial plan was completed and loan was modified effective XX/XXXX, modified balance $XXXXXXX.XXorrower called in on XX/XXXX informing that he had been impacted by XXXX, tenant is not working and cannot continue to make the mortgage payment. Deferral was processed in XX/XXXX, XX/XXXX and XX/XXXX. Last contact was on XX/XXXX, borrower submitted a XXXX questionnaire and was advised no XXXX assistance available at that time. Loan is current.

REASON FOR DEFAULT: Death of spouse.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Current occupancy appears to be tenant occupied.

431959268	2/1/2021	1/7/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower submitted a payment dispute in XX/XXXX; prior servicer confirmed payments were applied correctly. Borrower made double payments over the next two months to bring the loan current. Borrower began to struggle with 30-day delinquency in late XXXX, but didn't request assistance. Loan transferred servicing in XX/XXXX. Borrower made a phone payment in XX/XXXX, and stated she was on commission-only income, so she was paying at the end of the month. Borrower asked servicer to stop calls in XX/XXXX. No contact again until borrower requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning in XX/XXXX. Borrower resumed payments after deferral expiration; last contact was in XX/XXXX when borrower paid the escrow amount due.

REASON FOR DEFAULT: XXXX-Excessive obligations. XXXX-not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431958252	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called inXX/XXXX stating impacted by XXXX, deferral was offered which borrower accepted. Servicer deferred the XX/XXXX through XX/XXXX payments. No further assistance requested. Last contactXX/XXXX, borrower called in about payment increase. Servicer advised that when loan was modified in XXXX the MOD was a step rate MOD and first increase occurred. Nothing further discussed.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: NA

BANKRUPTCY: BK 13 filed XX/XXXX  and dischargedXX/XXXX.

PROPERTY: NA

431959024	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	SD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive to prior servicer, but requested loss mitigation XX/XXXX, loan modified XX/XXXX after a 3 month trial. Borrower defaulted immediately and stopped communiXXting until request for reinstatement quoteXX/XXXX. Borrower reinstated 7 payments XX/XXXX, source of funds is not noted and no new hardship provided and no further contact sinceXX/XXXX.

REASON FOR DEFAULT: XXXX: hospitalization and medical expenses

FORECLOSURE: Referred to foreclosureXX/XXXX, title is clear, reinstated XX/XXXX.

BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958382	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show that the borrower had completed trial payments. Mod closes in XXXX XXXX and the first payment is made in XX/XXXX. Notes from XX/XXXX show that the borrower are in retirement and that M2 is still having some medical issues. On XX/XXXX borrower enters into trial mod payments. Notes from XX/XXXX show that the borrower no longer wants the mod and is making the regular payments.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be that the borrower is going through some treatments.

FORECLOSURE: Notes from XX/XXXX show that the borrower is in foreclosure.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959004	1/15/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to missed payment in XX/XXXX. 3 payments were deferred in XX/XXXX, timely payments resumed with no further contact since XX/XXXX.

REASON FOR DEFAULT: Income curtailment, details not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958186	2/15/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower set up a phone payment to draft XX/XXXX. Payment promise kept. Loss Mit was actively processing loan for possible work out assistance when borrower statedXX/XXXX that he didn't want to proceed with assistance due to not wanting to ruin his chances in being able to refinance in the future. Loss Mit work out process stopped.

REASON FOR DEFAULT: RFD was noted on XX/XX/XXXX  as curtailment of income due to XXXX. Borrower filled out XXXX Questionnaire and Loss Mit assistance was attempted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property occupancy was last noted on XX/XX/XXXX as owner occupied. Current property condition is unknown.
431959062	2/1/2021	1/21/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431958596	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted. Majority of contact with borrower to schedule payments. Borrower hardship noted XX/XXXX due to curtailment of income. Borrower stated XX/XXXX impacted by XX/XXXX. Borrower statedXX/XXXX had excessive obligations. Borrower stated XX/XXXX had to pay for sons school. Welcome call completed XX/XXXX. Borrower inquired about payment of flood insurance XX/XXXX. Borrower statedXX/XXXX impacted by XXXX; husband out of work. Servicer offered special 3-month FBXX/XXXX. Last contact XX/XXXX borrower reinstated account.

REASON FOR DEFAULT: Curtailment of income. Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431959618	2/1/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX incentive noted in XX/XXXX. Borrower noted as impacted by XXXX as of XX/XXXX, requested assistance, approved for 3 month deferral on XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower requested assistance due to tenants unable to make payment, reviewed for deferral.

REASON FOR DEFAULT: Tenants could not make payment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XXXX

431959617	2/1/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral on XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower inquired why balance increased and that it was affecting his credit, advised increase due to deferral and he can make payments and opt out of deferral.

REASON FOR DEFAULT: Excessive obligations and wasn't getting rental income due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431957454	3/1/2021	1/20/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to confirm the payment was received. The borrower had made a payment via the website. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout assistance in XX/XXXX and three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. The loan has remained current since that time. Additional XXXX relief options were closed in XX/XXXX due to the required documentation not being received. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from XXXX and income reduction as a result. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957670	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts the three month deferral starting in XX/XXXX. The final contact is on XX/XXXX and the borrower says that he is no longer interested in financial assistance and will withdraw the application.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a curtailment in income as the borrower is self employed.  The borrower had been sick and unable to work. On XX/XXXX the rfd was some repairs on the home.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958982	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower going over the escrow analysis. The borrower was impacted by XXXX due to curtailment of income. The loan had a deferral for 3 months beginning XX/XXXX. communications are open between the borrower and the servicer.

REASON FOR DEFAULT: Borrower was temporarily unemployed

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431489417	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in XX/XXXX to discuss ARM change and LPI; stated on XX/XXXX that he would start to look for his own insurance. Borrower has been affected by XXXX, stating on XX/XX/XXXX that he was left without a job (not eligible for unemployment benefits) and his tenant became ill with the virus and not able to pay rent. A 3 month deferral was approved and processed in XX/XXXX - XX/XXXX. Last contact was on XX/XXXX, borrower called in to verify the next payment due date. Step rate notification was sent on XX/XXXX. Loan is current.

REASON FOR DEFAULT: Borrower became unemployed due to XXXX, also lost income due to renter became ill with the virus unable to pay rent.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958333	2/1/2021	1/18/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a double payment in XX/XXXX to reinstate the account. No further contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower set up auto-draft payments in XX/XXXX. XXXX incentive applied in XX/XXXX. Borrower applied online for XXXX assistance, and servicer granted a 3-month deferral beginning in XX/XXXX. Borrower resumed payments after deferral expiration, and verified his mailing address in XX/XXXX.

REASON FOR DEFAULT: XXXX-not provided. XXXX-XXXX, hardship details not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957981	2/1/2021	12/29/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated loan in XX/XXXX with a payment of $XXXX covering theXX/XXXX through XX/XXXX. Borrower called inXX/XXXX stating they are effected by XXXX and requested assistance, servicer offered a deferral which was accepted. Deferral completedXX/XXXX deferring XX/XXXX through XX/XXXX payments. No further assistance has been requested. Last contact XX/XXXX borrower went over deferment with servicer.

REASON FOR DEFAULT: XXXX curtailment of income

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957337	1/15/2021	1/21/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower appears current, has odd due date. In fact, borrower has regularly been paying more than 30 days after the odd due date. In XX/XXXX RFD was work accident but gave no further details. Later borrower would be unwilling to provide RFD but in XX/XXXX borrower's escrow nearly doubled due to large increase in property taxes and they contacted servicer about their struggle to make that payment. No workout has been initiated. Last contact with borrower wasXX/XXXX requesting assistance.

REASON FOR DEFAULT:  Work accident (no details)

FORECLOSURE: No FC activity

BANKRUPTCY:  No BK activity

PROPERTY: Owner occupied
431958829	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. NSF was processed in XX/XXXX. Demand letter was sent on XX/XXXX. Loan was brought current in XX/XXXX. Borrower stated on XX/XXXX that RFD was due to curtailment of income then stated on XX/XXXX that she lost her job which has affected her ability to make payments; borrower was advised of retention review. Incomplete assistance package was sent on XX/XXXX. Last contact was on XX/XXXX, borrower called in for general inquiry. Loan is current.

REASON FOR DEFAULT: Borrower lost her job.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

431957364	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed in XX/XXXX. Last contactXX/XXXX borrower confirmed assistance was no longer needed.

REASON FOR DEFAULT: XXXX income curtailment due to reduced work hours

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431959557	2/15/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made contact with servicer only during phone payments in XXXX, and declined payment assistance in XX/XXXX. Loan transferred servicing in XX/XXXX, and contact became more infrequent. Borrower made a promise to pay in XX/XXXX, and made a double payment in XX/XXXX; the XX/XXXX payment was more than 30 days delinquent. An unauthorized third party requested a payoff quote in XX/XXXX. Borrower requested XXXX assistance in XX/XXXX, but didn't qualify. Last contact was in XX/XXXX when borrower gave a promise to pay.

REASON FOR DEFAULT: XXXX-marital problems, spouse not contributing; borrower hospitalized. XXXX-Borrower contracted XXXX, death in the family due to XXXX; borrower not working and had funeral expenses.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958771	2/15/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower requested online access XX/XXXX. Borrower advised of service transferXX/XXXX and delinquency. Borrower stated XX/XXXX would send proof of payment. Complaint noted XX/XXXX due to payments not applied to prior servicer. Borrower hardship noted XX/XXXX due to death in family; funeral expenses. Borrower inquired about repayment planXX/XXXX; setup next 3 payments. No recent contact noted.

REASON FOR DEFAULT: Family death.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431958840	1/1/2021	12/8/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Borrower accepted a XXXX recast in XX/XXXX; recast was finalized on XX/XXXX. Demand notice was sent on XX/XXXX. 2 payments were received in XX/XXXX bringing the loan current. Borrower called in on XX/XXXX stating that he has been impacted by XXXX and received approval for a 3 month deferral; processed in XX/XXXX, XX/XXXX and XX/XXXX. Borrower informed on XX/XXXX that he was still not back to work and not receiving unemployment and that both he and his wife got XXXX, borrower was advised of loss mit application online. Last contact was on XX/XX/XXXX , borrower called in to schedule a payment. No payment was received in XX/XXXX; loan is currently delinquent.

REASON FOR DEFAULT: Borrower not working due to XXXX and both he and his wife got the virus.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Notes in XX/XXXX indicates that there has been BK filing but not currently active.

PROPERTY: No property issues found.

431959115	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower offered assistance multiple times, borrower declined multiple times, most recently on XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral on XX/XXXX starting with XX/XXXX payment. Borrower inquired about further XXXX assistance on XX/XXXX, borrower withdrew request for assistance on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower inquired why ACH payment was not accepted, advised due to assistance ACH was closed, borrower opted to make payment at that time.

REASON FOR DEFAULT: Borrower husband temporary unemployment due to XXXX and curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.
431959248	2/15/2021	1/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower statedXX/XXXX pay period fell behind. Borrower stated XX/XXXX would make payment by end of month. Borrower stated XX/XXXX impacted by XXXX. Payment deferral completed XX/XXXX,XX/XXXX andXX/XXXX. Borrower inquired about deferral processXX/XXXX. Borrower inquired about escrow analysisXX/XXXX. Borrower statedXX/XXXX situation improving. Last contact XX/XXXX to schedule payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes BK discharge; details not provided.

PROPERTY: Property is owner-occupied.  XXXX disaster area noted XX/XXXX; no indication property was affected.

431958310	2/1/2021	1/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower discovered delinquency in XX/XXXX during marital issues. Co-borrower was living in the property and responsible for the payments. Loan reinstated in XX/XXXX after a double payment. first contact with co-borrower was in XX/XXXX when she promised to pay at a branch. Prior servicer had regular contact with both borrowers until loan transferred in XX/XXXX. Auto-draft payments were set up in XX/XXXX, and co-borrower changed the payment draft date in XX/XXXX. No contact again until XX/XXXX, when co-borrower applied for XXXX assistance despite verifying that she was working for the school district. No further contact. Servicer granted a 3-month deferral beginning in XX/XXXX. Borrower resumed payments after deferral expiration.

REASON FOR DEFAULT: XXXX-marital problems, divorce. XXXX-XXXX, hardship details not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
418799835	1/5/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: On XX/XXXX an assistance package was mailed to the borrower and borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXX when the borrower said she will return the requested missing documents.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be high utility bills.  On XX/XXXX the rfd is that the borrower is on disability and it runs out when she turns 65 at which point she will have to go on to retirement income.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958204	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower made a payment.

REASON FOR DEFAULT: No payment default in 11 months. RFD was last noted on XX/XX/XXXX  as excessive obligations. Borrower stated she intended on keeping property and was working with Loss Mit at this time on a work out plan.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XX/XXXX as owner occupied. Current property condition is unknown.
431959205	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX A repayment plan is started. XX/XXXX Borrower defaults on the plan. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is offered, but in XX/XXXX borrower declines due to concerns with the balloon payment. XX/XXXX Account is under review for a mod. XX/XXXX A mod is completed. Borrower has been cooperative. The most recent contact was on XX/XXXX with a modification letter being discussed.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. XX/XXXX Work is slow. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: History indicates the borrower was previously discharged from BK (no dates provided).

PROPERTY: No property issues found.

431959102	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower denied for loss mit on XX/XXXX, loan reinstated on XX/XXXX. Borrower accepted repayment plan as of XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month repayment plan as of XX/XXXX, borrower stated he would try to pay what he can over the three months. Borrower requested assistance to cure balloon payment as of XX/XXXX and requested deferral on XX/XXXX, advised to fill out application online. Mod agreement sent to borrower on XX/XXXX, signed mod agreement received from borrower on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to make sure ACH was active and review 2 payments on statement, advised ACH payment was made after statement was generated.

REASON FOR DEFAULT: Excessive obligations and temporary unemployment due to XXXX

FORECLOSURE: Loan referred to FC on XX/XXXX, FC placed on hold on XX/XXXX for loss mit appeal period, FC closed on XX/XXXX due to reinstatement.

BANKRUPTCY: No BK activity noted.

PROPERTY: Borrower inquired about claim check iao $XXXX00 on XX/XXXX, was advised that once check is received servicer will hold on to it and pay for repairs as they go, borrower stated check was for repairs completed two years ago. repairs noted as underway as of XX/XXXX, repairs noted as on hold as of XX/XXXX due to lack of funds received from claim department, repairs still pending as of XX/XXXX, no other details provided. DOL and COL are unknown.
431958265	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called in XX/XXXX and requested assistance they did not indicate they were effected by XXXX. Servicer received a workout packet on XX/XXXX and as ofXX/XXXX servicer approved a deferral which borrower accepted. Servicer deferred the XX/XXXX through XX/XXXX payments; borrower financially qualified for deferral. Borrower on XX/XXXX stating they were impacted by XXXX, servicer deferred to XX/XXXX payment. No further assistance requested.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

418799535	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Loan is a discharged BK7. Borrower called in on XX/XXXX stating that he did not see the loan on the credit report and that he sent in the reaffirmation . BK was reaffirmed on XX/XXXX; system was updated to reflected BK status and submitted credit reporting on XX/XXXX. Borrower submitted an online XXXX notification and was approved for deferral; processed in XX/XXXX, XX/XXXX. Last contact was on XX/XXXX, borrower called in wanting to know when he received the deferrals and was advised XXXX and XXXX. Escrow analysis statement was sent on XX/XX/XXXX . Loan is current.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Borrowers have filed BK7, filing date is unknown. BK was reaffirmed on XX/XXXX and discharged XX/XXXX.

PROPERTY: No property issues found.

431959096	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No phone contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. No contact again until borrower requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning in XX/XXXX. Borrower resumed payments in XX/XXXX. In XX/XXXX, borrower gave a new XXXX hardship, but was able to pay.

REASON FOR DEFAULT: XXXX; business was closed. One borrower contracted XXXX in late XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959171	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was in contact in XXXX and XXXX to cure 2x30 delinquencies caused by excessive obligations and medical issues. Account as performing from reinstatement XX/XXXX until request for assistance XX/XXXX. 1 payment deferred XX/XXXX, borrower canceled further deferrals XX/XXXX and has remained current, last contactXX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, details not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431956969	3/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay online in XX/XXXX; no further contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower confirmed payments made through bill pay in XX/XXXX and in XX/XXXX. Borrower applied online for hardship assistance in XX/XXXX. Assistance was denied in XX/XXXX; reason unknown. Last contact was in XX/XXXX when borrower verified payment receipt. Borrower applied online for XXXX assistance in XX/XXXX, and servicer granted a 3-month deferral beginning that month. Borrower resumed payments after deferral expiration.

REASON FOR DEFAULT: Borrower unemployment. XXXX hardship, details not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958245	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX called in stating impacted by XXXX, servicer offered a deferral which was accepted. Deferment completedXX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance was requested. Last contact XX/XXXX borrower made a payment over the phone.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: NA

BANKRUPTCY: BK 13 filed XX/XXXX and discharged XX/XXXX.

PROPERTY: NA

431958646	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX as of XX/XXXX, approved for 3 month deferral on XX/XXXX starting with the XX/XXXX payment. Last contact on XX/XXXX, borrower called to escrow payment for two months she owes after deferral and inquired about refinance options, was advised servicer does not offer refinance options.

REASON FOR DEFAULT: Husband unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431957323	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was current until XX/XXXX when payment was missed, then rolling 30 until XX/XXXX. No contact with borrower despite calls, several times a language barrier is noted. on XX/XX/XXXX coborrower called and requested assistance due to XXXX, said assistance with payments had XXcareased (no other details). Borrower was granted deferrals for XXXX, XXXX, XXXX, and XX/XXXX. Payments were made late until reinstatement in XX/XXXX. Coborrower called XX/XXXX to request assistance, planned to submit application. On XX/XXXX borrower set up ACH and advised they would be submitting missing docs for workout. No further progress noted.

REASON FOR DEFAULT:  Reduction in income, borrower vague about RFD but notes it is XXXX-related.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431957591	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Loss mitigation requested in XX/XXXX; mod granted in XX/XXXX. Per comments on from XX/XXXX to XX/XXXX, XXXX received. Repayment plan granted in XX/XXXX. Last contact on XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, loss of income.  RFD  as of XX/XXXX, curtailment of income.  RFD as of XX/XXXX, loss of part-time job.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431959643	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated 7 payments XX/XXXX, source of funds are not noted. Account was rolling 30-delinquent XX/XXXX through XX/XXXX due to step rate increase and private school tuition. Account is 4x30 in the last 12 months, borrower was unresponsive until demand was sentXX/XXXX. Spouse advised she wasn't aware that XXXX payment was missed and kept promise to cure by end of month, last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

TITLE ISSUES: XX/XXXX comments indicate there was an unspecified title issue under review when foreclosure was reinstated, unable to determine issue. Current title report is clear.

430572481	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX . the borrower called to make a payment by phone. The borrower has been in regular contact and often makes payments by phone. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout assistance in XX/XXXX and three one-month deferrals were completed in XX/XXXX, XX/XXXX, and XX/XXXX. The loan was also modified in XX/XXXX. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and hours cut at work. No recent indication of ongoing hardship.

FORECLOSURE: The loan was in foreclosure until the modification was completed in XX/XXXX. No further FC activity found.

BANKRUPTCY: The notes reflect a bankruptcy filed inXX/XXXX but unable to confirm the chapter, disposition, or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958936	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Servicer notesXX/XXXX borrower on trial plan; terms not provided. Plan keptXX/XXXX. Mod approvedXX/XXXX which was booked XX/XXXX. Borrower indicated hardship XX/XXXX due to medical bills. Hardship again restated XX/XXXX. Welcome call completed XX/XXXX. Borrower requested mortgage statement XX/XXXX. Borrower inquired about terms of Mod XX/XXXX. Last contactXX/XXXX inquiring about auto-draft.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: Loan noted to be in FC at start of history; however on hold due to loss mitigation efforts.  Referral date unknown.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431957497	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. XXXX incentive iao $XXXX0 was applied as curtailment in XX/XXXX. Borrowers fell behind on the loan in XXXX; NSF were processed in XX/XXXX and XX/XXXX. Co-borrower called in on XX/XXXX requesting loss mit assistance, explaining that she is self-employed and had not been paid, also stated that they added solar panels and were advised that it would be free but were provided a bill that became a lien and cannot make payments. Deferral was processed in XX/XXXX for 3 payments. Last contact was on XX/XX/XXXX , co-borrower called in to inquire about the deferral payment schedule. Loan is current.

REASON FOR DEFAULT: Other - solar panel bill.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Notes in XX/XXXX indicates that the borrowers agreed to having solar panels installed on the property because they were advised that it was going to be free, however, they received a bill that they could not pay and the bill became a lien. Unknown if the bill has been paid, however current title report is clear.
431957521	1/1/2021	12/31/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Notes show that the borrower entered a work out plan on XX/XXXX. Borrower accepted the XXXX deferral for the months of XXXX through XX/XXXX. A late notice is mailed on XX/XXXX. The final contact is on XX/XXXX when she called asking about how to get an insurance check endorsed. She said she would call back regarding the payment options.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations but other notes show there was a disaster.  Notes do not disclose the nature of the disaster nor how much the insurance claim was.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959610	2/1/2021	1/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the co-borrower called in to see if the servicer has drafted a payment and was advised they have not received a payment. Agreed to a payment over the phone. The borrower appears to be cooperative during noted conversations. The loan has had periods of delinquency in the last 12 months but has been current since XX/XXXX. The borrower began requesting workout options in XX/XXXX and was offered a repayment plan, the details of which were not noted. The loan has been current since that time and no further indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and income reduction. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431957624	2/1/2021	12/24/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The borrower struggled to maintain current payments in XXXX due to unemployment and income curtailment. She completed a 3 month trial plan and servicer granted a loan mod effective XX/XXXX. Modified balance $XXXXXXX.XX with first pay due XX/XXXX. She then received a 3 month XXXX deferral and loan has been paid as agreed since the Deferral completion. Last borrower contact wasXX/XXXX regarding her payment and escrow.

REASON FOR DEFAULT:  UnemploymeXX/XXcame curtailment

FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
431957297	1/1/2021	12/20/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , outbound call to the borrower regarding the payment due. Wasn't able to make the payment and couldn't talk since was at work. The borrower began requesting workout assistance in XX/XXXX. Three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. The borrower said they were still unemployed in XX/XXXX but the required documentation was not received. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to unemployment as a result of the XX/XXXX. Unclear if hardship is still ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957633	2/1/2021	1/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX; borrower was represented by a BK attorney; removed on XX/XXXX due to no contact within 60 days. Co-borrower stated in XX/XXXX that the reason why the XXXX payment was not made was because the check was cashed by someone else and they were trying to fix the issue. 2 payments were received in XX/XXXX bringing the loan current. Borrowers failed to make the XX/XXXX payment and were offered a repayment plan. Borrower stated on XX/XXXX that hours were cut from work for the past 3 weeks due to XXXX. A 3 month deferral was processed effective XX/XXXX- XX/XXXX. Escrow analysis statement was sent on XX/XX/XXXX . Last contact was on XX/XXXX, borrower called to schedule a payment.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Per Pacer in file, loan is a discharged BK7, filing date XX/XX/XXXX 9, discharge date XX/XX/XXXX 9.

PROPERTY: No property issues found.

431957949	2/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower struggled to make the monthly payments; demand letter was sent in XX/XXXX. Borrower called in XX/XXXX to schedule a payment and stated RFD was due to car repairs. Loss mit review was initiated but borrower did not qualify due to positive NPN and was denied repayment and deferral on XX/XXXX. Demand notices were sent in XX/XXXX, XX/XXXX and XX/XXXX. Deferral was approve in XX/XXXX for 4 payments. Last contact was in XX/XXXX, borrower submitted an online XXXX notification was approved for a 3 month deferral; processed in XX/XXXX - XX/XXXX. Loan is current.

REASON FOR DEFAULT: XXXX, car repairs.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

431957446	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to make a payment by phone for the payment due. The borrower appears to be cooperative during noted conversations and is in regular contact with the servicer. Often makes payments over the phone. The borrower began requesting workout assistance in XX/XXXX and three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. The loan had a brief period of delinquency in XX/XXXX but was quickly resolved. The borrower said it was due to forgetting to make the payment. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from the XX/XXXX and less hours at work. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes in late XXXX indicate repairs due to XXXX damage, but no indication of an insurance claim and no recent indication of damage.
431959182	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic 30-60 delinquent for 2 years prior to most recent reinstatement XX/XXXX. There was little borrower contact until request for assistance XX/XXXX. Borrower completed a 4-month repay plan XXXX-XX/XXXX and remains current, last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: XXXX: Loss of work after surgery, delay in disability benefits

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431957410	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No contact until borrower declined payment assistance in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower began making IVR payments, and confirmed his desire to keep LPI coverage in XX/XXXX. No contact again until borrower requested XXXX assistance online in XX/XXXX. Servicer granted a 3-month deferral beginning that month. Borrower resumed payments in XX/XXXX, but requested additional assistance in XX/XXXX. Servicer reviewed application procedure, and borrower withdrew the request. Last contact was in XX/XXXX when borrower called about an escrow shortage.

REASON FOR DEFAULT: XXXX-not provided. XXXX-XXXX, hardship details not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged, details not provided

PROPERTY: Owner occupied
431957659	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower failed to make the XX/XXXX payment and a demand letter was sent on XX/XXXX; loan was brought current in XX/XXXX. Borrower called in XX/XXXX stating that he was going to hire a lawyer to sue the servicer because he received a letter informing him that his loan was going to be transferred to another company and felt discriminated because on the last page of the transfer letter it states that the reason why the loan was being transferred was because he has been late on payments in the past which is not fair. Issue was confirmed resolved on XX/XXXX, borrower was advised that at the closing of the loan, borrower signed that his loan can be service transferred to another servicing company. Welcome call was completed on XX/XXXX; borrower called to schedule a payment and discussed service transfer. Borrower has been impacted by XXXX, stating on XX/XXXX that he was not working until further notice. Deferral for 3 payments were processed in XX/XXXX, XX/XXXX and XX/XXXX. Last contact was on XX/XX/XXXX , borrower scheduled a payment.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958073	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower fell behind in XXXX, RFD curtailment of income, excessive obligations. Workout options reviewed but nothing done, in XX/XXXX borrower declined assistance, got current by XX/XXXX. Borrower current through XXXX. In XX/XXXX borrower called for assistance due to unemployment related to XXXX. Borrower granted deferral in XX/XXXX. Loan has been current since then. Last contactXX/XXXX.

REASON FOR DEFAULT:   Borrower unemployment, curtailment of income, excessive obligations

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431958083	2/15/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower too busy to talk and said they were on a deferral. The borrower was impacted by XXXX due to temporary unemployment. They approved for a 3 month deferral beginning with the XX/XXXX payment. The loan was current when they asked for Assistance. Minimal contact over the last 36 months.

REASON FOR DEFAULT: Borrower states temporary unemployment.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431959204	1/24/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. At this time, the borrower also requests a due date change from the 15th of the month to the 24th of the month. Servicer advised that a per diem iao $XXXX14 was required to make this change. Payment submitted by borrower in XX/XXXX and the due date was updated by the servicer in XX/XXXX. XX/XXXX Additional assistance is being requested. Borrower has not been responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XX/XXXX with the grace period being discussed.

REASON FOR DEFAULT: XX/XXXX Fixed income and curtailment of income. XX/XXXX Disability. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958337	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was slow paying in XXXX, RFD curtailment of income, he is self employed and clients are slow paying. In XX/XXXX there was a death in the family. Borrower was current throughout XXXX. NSF in XX/XXXX, replaced the same month. Then in XX/XXXX borrower contacted servicer for XXXX assistance, work had been 'shut down'. Borrower was granted deferrals for XXXX, XXXX and XX/XXXX. Borrower was back at work in XX/XXXX and resumed payments in XX/XXXX. Loan has been current since then. Last contact on XX/XX/XXXX .

REASON FOR DEFAULT:   Unemployment

FORECLOSURE:  No FC activity

BANKRUPTCY:  BK13 filed XX/XX/XXXX 9 case #XXXX, relief granted XX/XX/XXXX 11. BK13 filed in XXXX , relief granted XX/XXXX and BK dismissed XX/XXXX. Notes indicate there is a discharged BK but no docs found in loan file to support that.

PROPERTY:  Owner occupied.  Property is located in XXXX declared  disaster area, XX XXXXs XX/XXXX. No indication property was impacted.

431959418	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower verified payment details and had insurance questions in XX/XXXX. Borrower requested escrow cancellation, but didn't quality due to LTV. Servicer did approve the removal of the insurance line from the escrow account. Borrower missed the XX/XXXX payment. Loan transferred servicing in XX/XXXX, and declined a repay plan in XX/XXXX as not affordable. She made a double payment that month to reinstate the account. Borrower applied for assistance, and servicer offered a trial mod plan in XX/XXXX, but borrower declined . No contact again until XX/XXXX when borrower called about late fees and wanted to add the insurance line back into the escrow account. Borrower requested XXXX assistance in XX/XXXX. Servicer approved a 3-month deferral beginning in XX/XXXX. Borrower resumed payments after deferral expiration, but applied for additional assistance. Servicer offered a reduced payment plan with a balloon payment at the end of the plan, but borrower declined in XX/XXXX. No further contact.

REASON FOR DEFAULT: XXXX-Excessive obligations. Reduced household income, as spouse had a stroke and passed away on XX/XXXX. XXXX-XXXX, not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431959499	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic 30+ delinquent last 3 years with occasional borrower contact but no discussion of hardship or loss mitigation until borrower advised XX/XXXX that step rate increase was unaffordable. Trial pan was completed XX/XXXX-XX/XXXX, and mod finalized XX/XXXX. Borrower requested XXXX assistance XX/XXXX and 3 payments were deferred XXXX-XX/XXXX. Timely payments resumed XX/XXXX, last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: XXXX self-employed income curtailment, employment details are not noted

FORECLOSURE: N/AANKRUPTCY: BK7 was discharged prior to XX/XXXX, case details not provided.

PROPERTY: Property is owner occupied. No property issues noted.

431958267	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called inXX/XXXX stating they were impacted by XXXX, servicer offered a deferral which borrower accepted. Servicer deferred the XX/XXXX payment on XX/XX/XXXX . No further assistance has been requested. Last contact wasXX/XXXX when borrower confirmed deferral completed and made a payment over the phone which posted same day.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957632	2/1/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower failed to make the XX/XXXX payment and a demand letter was sent on XX/XXXX. 2 payments were applied in XX/XXXX bringing the loan current. Borrower also failed to make the XX/XXXX payment and was also able to bring the loan current that following month. 6th year XXXX incentive iao $XXXX0 was applied as curtailment in XX/XXXX. Borrower fell behind on the loan in XX/XXXX and inquired about a 6 month repayment plan on XX/XXXX. RFD was due to curtailment of income. Loss mit review was initiated but borrower did not qualify for repayment or deferral due to positive NPV, however, trial mod was approved effective XX/XXXX9 for 3 months. Borrower completed the plan and received approval for a mod effective XX/XX/XXXX , modified balance $XXXXXXX.XXoan was also deferred in XX/XXXX - XX/XXXX due to XXXX; borrower stated business closed down while on lockdown. Last contact was on XX/XXXX1, borrower called in requesting XXXX assistance and was advised no new XXXX assistance available. Loan is current.

REASON FOR DEFAULT: Business closed down due to XXXX, curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

431957308	1/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called regarding a late fee letter they received and said the payment was mailed. Also discussed insurance. The loan is delinquent and the borrower has been unresponsive to numerous attempts to contact. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. Hardship appears to be ongoing based on the present loan status..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957573	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested loss mitigation in XX/XXXX; deferment granted. Last contact on XX/XXXX, borrower stated would make a payment by the end of the month.

REASON FOR DEFAULT:  RFD per notes on XX/XXXX, borrower had XXXX and was out of work.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

431959542	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer notes a workout was received in XX/XXXX, as of XX/XXXX a trial FB plan was set up with first payment due XX/XXXX; no further details noted. As of XX/XXXX MOD mailed to borrower which was returned and loan modifiedXX/XXXX, details of MOD not noted. Last contact wasXX/XXXX when borrower called in to confirm payment received, servicer advised yes.

REASON FOR DEFAULT: Divorce

FORECLOSURE: Loan was in FC referral dateXX/XXXX, FC canceledXX/XXXX due to loan MOD.

BANKRUPTCY: NA

PROPERTY: NA

TITLE ISSUES: Comments on XX/XX/XXXX indicate there was an unreleased prior lien on title for $XXXX50, a title claim was filed. As ofXX/XXXX comments indicate indemnification was issued.
431957012	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to ask why hazard insurance was disbursed early XXusing a shortage in the escrow account. No further discussion was documented. The borrower has been frequent contact and does not appear cooperative. The borrower was recently under review for workout options but did not want to provide the info or documentation needed to complete the review. The borrower also requested workout assistance in XX/XXXX and was offered three one-month deferrals in XX/XXXX, XX/XXXX and XX/XXXX. The loan is current and no workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from XXXX and out of work because of it. Hardship XXXX be continuing despite the current loan status and recent requests for workout options..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431958368	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: A workout plan starts on XX/XXXX. Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXX when the borrower called asking about getting a check endorsed.

REASON FOR DEFAULT:  Notes from XX/XXXX show the  RFD to be a curtailment in income as well as excessive obligations.  On XX/XXXX the rfd is a propertXX/XXXXualty loss.  Borrower was making the repairs to the roof.  The extent of the damage is not disclosed.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957449	2/15/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to discuss when the account became past due. No further details were noted but a website payment was made that day. The borrower appears to be cooperative during noted conversations. The loan is current but has had periods of delinquency in the past 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

FORECLOSURE: No FC activity found.

BANKRUPTCY: A chapter 13 bankruptcy was filed in XX/XXXX and was dismissed in XX/XXXX. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957655	2/15/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in on XX/XXXX interested in applying for a mod and would call back. Borrower stated on XX/XXXX that she's s widow and a single mom; declined assistance options. Borrower called in XX/XXXX expressing concern about the new servicer. Welcome call was completed on XX/XXXX; borrower scheduled a payment. Borrower was advised on XX/XXXX about mod review being open, pending docs, borrower stated that she was no longer interested in a mod. application withdrawal was completed on XX/XXXX. Borrower indicated on XX/XX/XXXX that she was laid off on XX/XXXX due to XXXX. A 3 month deferral was approved; processed in XX/XXXX - XX/XXXX. Borrower called in XX/XXXX to inform that she still had not been able to go back to work and needed assistance due to husband passed away and interest rate is high. Borrower stated in XX/XXXX that she no longer needed assistance. Last contact was on XX/XXXX1, borrower no longer going through hardship and will continue to make the monthly payments. Loan is current.

REASON FOR DEFAULT: Borrower was laid off in XX/XXXX due to XXXX, death of spouse.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Possible damage. Borrower stated on XX/XXXX that she does not want to file a claim with the insurance, was advised to contact Farmer's Insurance. No details regarding damage or repairs provided. DOL and COL are unknown.

431959645	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Disaster mod completed XX/XXXX, account was chronic 30+ delinquency after missed payment XX/XXXX. Borrower requested assistance XX/XXXX, hardship caused by excessive medical bills. Trial plan completed XXXX-XX/XXXX and mod finalized XX/XXXX, loan remained current until request for XXXX assistance XX/XXXX. 3 payments were deferred XXXX-XX/XXXX and timely payments resumed XX/XXXX, last contactXX/XXXX.

REASON FOR DEFAULT: XXXX RFD: disaster.  XXXX RFD: excessive obligations.  XXXX RFD: XXXX income curtailment due to job shutdown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958798	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX incentive payments applied as principal curtailment payments in XX/XXXX, XX/XXXX and XX/XXXX. Borrower approved for repayment plan on XX/XXXX, plan completed on XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower was advised to wait for account to update and reflect XX/XXXX payment.

REASON FOR DEFAULT: Borrower and her husband temporarily unemployed due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BK noted as of XX/XXXX, borrower informed they are not liable for loan debt but property lien is still valid and enforceable. Details regarding chapter, filing date, case number and discharge date not provided. No other BK activity noted.

PROPERTY: Borrower requested loss draft department in XX/XXXX, open claim noted on XX/XXXX with repairs projected to start in XX/XXXX. Date loss, nature of damaXX/XXXXXXXX, claim amount and current status of repairs not provided. No other property issues noted.
430571460	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX . the borrower called to request an extension on XXXX relief programs and discussed documentation requirements. No further contact with the borrower since that time. Workout options were requested in XX/XXXX and three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. The borrower appears to be cooperative during noted conversations. The loan has remained current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to unemployment as a result of the XX/XXXX. Hardship was continuing through the last contact in XX/XXXX. Unclear if hardship is continuing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of damage or ongoing repairs.
431958904	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: XX/XXXX curtailment of income. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957948	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in XX/XXXX for assumption inquiry, wanted to remove XXXX from the loan and add his son and was advised that he can remove XXXX however, due to the mod, his son cannot be added. Borrower does not always make the monthly payments but able to bring the loan current; stated on XX/XXXX that RFD was due to his truck broke down and works out of town. Last contact was on XX/XXXX, borrower called in to schedule a payment.

REASON FOR DEFAULT: Borrower's truck broke down, works out of town.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958066	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: In XX/XXXX borrower reinstated loan from 6 mos delinquency. RFD at that time was borrower illness (work injury) and curtailment of income, was back to work XX/XXXX. Had an NSF in XX/XXXX but borrower had given the wrong account information. Otherwise current. Another NSF in XX/XXXX, borrower said RFD was unemployment caused by XXXX. Borrower was granted deferrals in XXXX, XXXX and XX/XXXX. In XX/XXXX borrower resumed payments and has been current. Last contact with borrowerXX/XXXX.

REASON FOR DEFAULT:  Borrower illness, curtailment of income.

FORECLOSURE:  FC action from late XXXX was cancelled in XX/XXXX due to reinstatement.

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431958669	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to discuss the XXXX payment and was advised it hasn't been received since the last one was returned. The borrower agreed to set up the payment by phone. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout assistance in XX/XXXX and was offered three one-month deferrals that were completed in XX/XXXX, XX/XXXX and XX/XXXX. The loan has remained current over the past 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from the XX/XXXX and was sent home from work since work shut down. No indication that hardship is ongoing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958079	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was rolling 30-delinquent for 2 years since NSF return not replaced in XX/XXXX. Borrower was in contact throughout delinquency but declined to apply for loss mitigation until XX/XXXX, hardship caused by vehicle repairs, utility bills, appliance and home repairs and then loss of income due to XXXX. 3 payments were deferred XX/XXXX and timely payments resumed XX/XXXX until borrower advisedXX/XXXX that she is unable to make a full payment. Servicer agreed to accept short payments with reduced escrow XXXX-XX/XXXX.

REASON FOR DEFAULT: XXX RFD: Excessive obligations. XXXX RFD: XXXX income curtailment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958665	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called to request a website reset, also discussed the escrow shortage and the deferments only covered principal and interest. Agreed to set up ACH. The loan had three one-month deferrals completed in XX/XXXX, XX/XXXX and XX/XXXX, and has remained current throughout the last 12 months. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and loss of hours at work. .

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958037	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX stated they are impacted by XXXX, servicer offered a deferral which was accepted. Deferral completed XX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance requested. Last contactXX/XXXX when borrower called to confirm deferral completed, servicer stated completed.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957872	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested a refinance in XX/XXXX; servicer advised that they do not refinance loans. Servicer advised of deferment option. Last contact on XX/XXXX, borrower called to advise that they new homeowner's insurance.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, borrower not working.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
430021237	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 2	BORROWER CONTACT: Multiple prior mods noted, most recent prior mod from prior servicer noted on XX/XXXX, effective date of mod noted as of XX/XXXX. Multiple repayment plans noted, most recent repayment plan accepted on XX/XXXX, cancelled as of XX/XXXX per borrower request, borrower interested in mod instead. Loan reviewed for loss mit in XX/XXXX, borrower accepted trial mod as of XX/XXXX, final mod approved as of XX/XXXX, signed mod docs received from borrower as of XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower wanted to discuss mod agreement, was advised 1st payment due on XX/XXXX for $XXXX56.

REASON FOR DEFAULT: Borrower illness and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: XXXX disaster due to XXXX storms noted on XX/XXXX, start date of XX/XXXX and expiration date of XX/XXXX. No property issues noted.

431957689	1/1/2021	12/29/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXXwhen an ATP called to say that the payment had been overnighted to the servicer.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be that the borrower was hospitalized.  On XX/XXXX the rfd was a death in the family.  Workout plan starts on XX/XXXX.  On XX/XXXX the rfd changes to marital difficulties which change to divorce on XX/XXXX.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958067	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has been current since XX/XXXX, RFD unknown, until XX/XXXX when borrower called for assistance because employer shut down due to XXXX. Borrower granted deferrals in XXXX and XX/XXXX. In XX/XXXX borrower resumed payments. Loan has been current since then. In XX/XXXX borrower called to say his town was on lockdown and he couldn't go to work. Workout package sent out but nothing ever sent back. Loan is current.

REASON FOR DEFAULT:  Borrower unemployment

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied per borrower

431959038	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is working with loss mit, docs are being submitted. XX/XXXX A trial mod is approved, but in XX/XXXX the borrower declines the final mod agreement. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XXXX Principal payment is being reapplied as a monthly payment. The most recent contact was on XX/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: XX/XXXX Waiting on disability settlement and benefit funds. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957587	2/15/2021	1/21/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Repayment plan set-up in XX/XXXX. Last contact on XX/XXXX, borrower's husband called to verify documents needed for assumption. Servicer advised of documents.

REASON FOR DEFAULT:  RFD per notes on XX/XXXX, illness.  Family member passed away in XX/XXXX.  RFD per notes on XX/XXXX, death of borrower.  Exact date of death is unknown.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

431958407	2/15/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated loan in XX/XXXX with a payment of $XXXXXXX.XX covering theXX/XXXX through XX/XXXX payments. Source of funds unknown. Comments indicate a workout was attempted but denied by servicer due to income. Borrower on XX/XXXX stated they were impacted by XXXX, servicer offered a deferral which was accepted. On XX/XXXX servicer deferred the XX/XXXX and XX/XXXX payments. As ofXX/XXXX servicer notes borrower was still impacted by XXXX, a workout packet was requested. servicer on XX/XX/XXXX note workout denied as income from workout packet shows income supports payment. Last contact was XX/XXXX when borrower had password to website reset.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: FC was canceled due to reinstatement, date referred to FC no noted, appears since XX/XXXX sale date was being postponed due to active loss mit.

BANKRUPTCY: NA

PROPERTY: NA

431958227	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower's spouse XXXX called in on XX/XXXX wanting to know why he was not able to make a payment and was advised that it was due to loan transfer being too recent. Borrower submitted an online XXXX notification and received approval for a 3 month deferral. Deferral was processed in XX/XXXX - XX/XXXX. Last contact was on XX/XXXX, Mr.XXXX called in for general inquiry. Loan is current.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957073	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistanceXX/XXXX, borrower works for XXXX and was laid off indefinitely. 2 payments were deferred XXXX- XX/XXXX, borrower requested FB removed XX/XXXX and reinstated by end of month. Account remains current with no contact since XX/XXXX.

REASON FOR DEFAULT: XXXX work furlough

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431959036	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XXXX with a deferral extension being discussed.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

430021171	3/1/2021	1/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower offered repayment plan in XX/XXXX, borrower declined but opted to apply for loss mit, approved for mod as of XX/XXXX, signed mod docs received from borrower on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to discuss account, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431959382	3/1/2021	1/26/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX stated impacted by XXXX and requested assistance, servicer offered deferral which borrower accepted. Deferral completedXX/XXXX deferring the XX/XXXX payment. No further assistance requested and no further contact noted.

REASON FOR DEFAULT: XXXX income reduction.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959073	1/1/2021	12/14/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: In XX/XXXX, borrower said his daughter-in-law makes the payments. Borrower declined payment assistance, and authorized the daughter-in-law on the account in XX/XXXX. Each time servicer contacted borrower, he referred servicer to his daughter-in-law. Borrower struggled with NSF payments between XXXX and XXXX. Loan transferred servicing in XX/XXXX. The daughter-in-law stated the service transfer caused them to fall delinquent. Servicer continued to have monthly contact with borrower. Borrower requested payment assistance in XX/XXXX after several NSF payments. Borrower was approved for a trial mod plan in XX/XXXX, and modification was completed in XX/XXXX. Borrower remained current since modification, until an NSF payment in XX/XXXX.

REASON FOR DEFAULT: XXXX-Excessive obligations, tenant not paying. XXXX-loss of household income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
419988177	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was 4x30 in XXXX, rolling delinquency cured XX/XXXX. Hardship caused by out of pocket expenses to repair fire damage and injury to family member during the fire. Borrower declines to discuss loss mitigation until request for assistance XX/XXXX. 3 payments were deferred XXXX-XX/XXXX and timely payments resumed XX/XXXX, last contact XX/XXXX for a payoff request.

REASON FOR DEFAULT: XXXX RFD: fire damage.  XXXX RFD: XXXX income curtailment due to both borrowers out of work until XXXX.

FORECLOSURE: N/AANKRUPTCY: BK7 fieldXX/XXXX, discharged XX/XXXX without reaffirmation .

PROPERTY: Property is owner occupied. Borrower inquired about claim check endorsementXX/XXXX, property was damaged by fire (COL) XX/XXXX (DOL), no further details are noted regarding loss amount, extent of damages. Borrower reported kitchen repairs almost finishedXX/XXXX, requested claim proceeds applied to payments XX/XXXX, servicer denied.

431959477	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, borrower requested assistance on XX/XXXX, approved for 3 month deferral on XX/XXXX with starting date of XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower indicated he was going through divorce, advised only way to remove spouse is to refinance.

REASON FOR DEFAULT: Temporary unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431959513	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was 2x30 in XXXX and 1x30 in XXXX, hardship caused by excessive obligations and fluctuation in receivables for self-employment income. Borrower maintains contact and paid timely from reinstatement XX/XXXX until request for XXXX assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX2 and timely payments resumed XX/XXXX. Last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: XXXX income curtailment due to city lockdown requirements

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

430562359	2/1/2021	12/21/2020	XXXX	XXXX			No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX borrower called to confirm payment posted XX/XXXX which servicer advised yes. REASON FOR DEFAULT: Unknown FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431957480	2/15/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower stated on XX/XXXX RFD due to excessive obligations. Demand notice was sent on XX/XXXX. Borrower agreed to a repayment plan on XX/XXXX. It appears that the assistance review application was withdrawn due to inactivity. Borrower was running a month behind on the loan until XX/XXXX.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

431957467	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to find out about the next payment amount and date and asked about ACH payments. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout options in XX/XXXX and three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. The loan has remained current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from XX/XXXX and job closed. No recent indication of ongoing hardship..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957541	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX indicate they were impacted by XXXX and requested assistance, servicer offered a deferral. As ofXX/XXXX servicer completed a deferral and deferred the XX/XXXX and XX/XXXX payments. This was the second deferral completed in the last 36 months prior deferral completed in XX/XXXX deferring the XX/XXXX payment. Last contact with borrower wasXX/XXXX borrower at that time borrower wanted to know if the XX/XXXX payment was deferred, servicer advised yes.

REASON FOR DEFAULT: XXXX curtailment of income.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958273	3/1/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal recent contact. XX/XXXX Borrower reports they have been impacted by XXXX (unemployment), a deferral is completed. The most recent contact was on was on XX/XXXX, the borrower reports they are back to work, but are receiving less income, an deferral extension is discussed, but no applications are submitted.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957227	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic 120+ delinquent prior to modification in XX/XXXX, hardships include a death in the family, fraud on bank account, excessive obligations, and income curtailment due to medical issues, delay in disability benefits. A repay plan failed XX/XXXX, borrower stopped responding until foreclosure referral. Trial plan completed XXXX-XX/XXXX, mod finalized XX/XXXX. Borrower paid timely until request for assistance XX/XXXX. 3 payments deferred XXXX -XX/XXXX, timely payments resumed in XXXX with no contact since XX/XXXX.

REASON FOR DEFAULT: XXXX RFD: XXXX Income curtailment for spouse and son

FORECLOSURE: Referred to foreclosureXX/XXXX, first legal delayed by missing assignment, canceled due to loss mitigation.

BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957293	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to return a message and said would make the payment in the next 10-15 days. No further contact despite numerous attempts. The loan was rolling 30 days past due until XX/XXXX and has been current since that time. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958657	1/15/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called to make a payment over the phone. The borrower appears to be cooperative. The notes show the borrower submitted a request online for assistance due to XXXX and two one-month deferrals were completed in XX/XXXX and XX/XXXX. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and loss of income. Unclear if hardship is ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958270	3/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX incentive applied in XX/XXXX. Borrower was concerned about an interest rate adjustment in XX/XXXX. No further contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower asked servicer to apply extra funds to principal instead of fees in XX/XXXX. HAP incentive applied in XX/XXXX. Servicer sent a recast offer, which borrower declined in XX/XXXX. Borrower began paying via the website. In XX/XXXX, borrower applied online for XXXX assistance. Servicer granted a 3-month deferral beginning in XX/XXXX. Borrower resumed payments after deferral expiration. Last contact was in XX/XXXX when borrower verified payment receipt. All subsequent payments were made via the website.

REASON FOR DEFAULT: XXXX-XXXX, both borrowers unemployed

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431958162	1/15/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a double payment in XX/XXXX to reinstate the account; no further contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Made a phone payment in XX/XXXX, and asked for payment options in XX/XXXX. No contact again until XX/XXXX, when borrower made a phone payment.

REASON FOR DEFAULT: XXXX-borrower had been out of the country. XXXX-excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431498077	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower called to make sure the payment made replacing the NSF payment was posted. Servicer confirmed it posted that day and borrower was made aware of not being able to make a payment by phone since NSF. Borrower had 2 prior NSF payments in XX/XXXX and XX/XXXX.

REASON FOR DEFAULT: RFD was not provided.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy status was not provided in comments.  Current property condition is unknown.

431958688	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Workout plan starts on XX/XXXX. On XX/XXXX the borrower was going over a trial mod with the servicer. The trial payments are made and an executed mod is completed on XX/XXXX. Borrower accepts the three month XXXX deferral starting in XX/XXXX. Final contact is on XX/XXXX when the borrower sets up an ACH payment.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a curtailment in income. Borrower says that business is slow.  On XX/XXXX the rfd changed to excessive obligations.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

430531150	2/1/2021	1/27/2021	XXXX	XXXX	Yes	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contactXX/XXXX when borrower's daughter made a phone payment. Servicer has consistently attempted to contact ATP via Dialer with no success. The last Dialer attempt was made on XX/XX/XXXX .

REASON FOR DEFAULT: RFD was repeatedly noted as Death of borrower. Comments on XX/XXXX indicated borrower was deceased on XX/XXXX. The Death certificate and claim for Death benefits have been uploaded. daughter, XXXX appears to be handling the estate.

FORECLOSURE: No recent FC activity found. However, loan was prior referred to FC XX/XXXX then placed on hold for Loss mit work out. FC was closed after loan was modified.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XXXX as vacant secured. Current property condition is unknown.
431958857	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account is performing last 3 years except for missed payment XX/XXXX, cured in XX/XXXX, last contact XX/XXXX.

REASON FOR DEFAULT: Income curtailment due to XXXX  issues

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

430562415	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT: Deferral completed in XX/XXXX deferring 3 payments. Servicer received a loss mot packet on XX/XXXX and as ofXX/XXXX a trial FB plan was set up plan started XX/XXXX and ran for 3 months with payments of $XXXX01; plan completed. Loan modified in XX/XXXX, details of MOD not noted. Last contactXX/XXXX servicer completed welcome call with borrower.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

418348905	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower called in about misplaced Escrow check and requested it be re-issued. No attempts to contact borrower.

REASON FOR DEFAULT: RFD was last not provided.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy status was not provided.  Current property condition is unknown.

431957673	2/15/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts a one month XXXX deferral for XX/XXXX and was the last contact with the borrower.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD was that the borrower was unemployed back in XXXX.  The borrower is unemployed again per notes of XX/XXXX.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957168	1/1/2021	12/14/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has was rolling 30 days in XXXXX/XXXX, payment increases per the XXXX mod terms. declined assistance. Borrower has made several verbal complaints because of payment increased and to complain about collection practices, calls to her cell phone, she requested cease and desist in XX/XXXX. Servicer continued outbound calls, borrower asked several more times not to get automated calls on her cell phone. RFD has been excessive obligations, death of 3 family members. Last contact XX/XXXX. No contact with borrower regarding missed XX/XXXX payment.

REASON FOR DEFAULT:  Excessive obligations, deaths of 3 family members

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Property is owner occupied.

431958171	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had one 30-day delinquency in XXXX, reinstated in XX/XXXX. No further contact with prior servicer. Loan transferred servicing in XX/XXXX. No contact with borrower, who pays via the IVR.

REASON FOR DEFAULT: caring for ill mother, added expenses

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957923	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in on XX/XXXX stating that he was working less hours and unable to make payments, wanted to know what options were available. Borrower was approved for a 3 month deferral; processed in XX/XXXX - XX/XXXX. Borrower submitted a XXXX questionnaire on XX/XXXX and loss mit review was initiated but it does not appear that the required documents were received; missing information letter was sent on XX/XXXX an assistance reminder letter was sent on XX/XX/XXXX . It appears that a XXXXision was made as it was confirmed on XX/XXXX that the XXXX review was completed, however, the XXXXision was not disclosed in the comments. Loan is current.

REASON FOR DEFAULT: Income reduction due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Docs in file indicate that the borrower filed BK13, filing date is unknown, case was dismissed on XX/XXXX. Prior BK7 filed on XX/XX/XXXX 09, case closed on XX/XXXX; discharge was withheld for failure to submit cert of instructional course for financial management. Servicing notes indicate BK7 was discharged.

PROPERTY: No property issues found.

431958875	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX, and timely payments resumed XX/XXXX, last contactXX/XXXX to confirm ACH setup.

REASON FOR DEFAULT: XXXX income curtailment due to employer lockdown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957280	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in XX/XXXX. No other contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made a double payment to reinstate in XX/XXXX, and requested a modification copy of a prior mod. Borrower was upset about monthly calls in XX/XXXX; he usually doesn't pay until the end of each month. Borrower had a payment change in XX/XXXX due to a step rate change. Monthly contact continued. Borrower requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning that month. Last contact was in XX/XXXX during a phone payment.

REASON FOR DEFAULT: XXXX-not provided. XXXX-XXXX, reduced work hours.

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged, details not provided

PROPERTY: Owner occupied
431490369	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower missed the XX/XXXX payment and maintained a rolling 30-day delinquency. Notes start in XX/XXXX. No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower applied for assistance, and servicer approved a trial mod plan. modification was completed in XX/XXXX. Borrower verified payment receipt in XX/XXXX, and requested XXXX assistance in XX/XXXX. Servicer approved a 3-month deferral. Borrower requested a deferral extension in XX/XXXX, but servicer declined . Last contact was in XX/XXXX when borrower verified payment receipt.

REASON FOR DEFAULT: XXXX-Excessive obligations, loss of income. XXXX-XXXX, not working

FORECLOSURE: No FC activity found

BANKRUPTCY: FiledXX/XXXX, chapter 7, discharged XX/XXXX; no mention of reaffirmation .

PROPERTY: Owner occupied
431958951	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: Work closed due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XXXX Severe Storm disaster area as designated by XXXX as of XX/XXXX. No property issues noted.
431958613	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments (3rd party contact noted with daughter-in-law). Borrower hardship noted XX/XXXX due to excessive obligations. Curtailment of income noted XX/XXXX . Welcome call completed XX/XXXX; co-borrower stated has not seen borrower in 10-years; attempting to have home awarded by judge. Borrower requested copy of Mod agreement XX/XXXX. Borrower inquired about payment increaseXX/XXXX. Co-borrower requested removal of borrower from loanXX/XXXX. XXXX incentive applied XX/XXXX. Last contactXX/XXXX to discuss NSF.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. XXXX disaster area noted XX/XXXX; no indication property was affected.

430572627	2/11/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX . the borrower called in to make a payment by phone. The borrower has been in regular contact and often pays by phone or via the IVR. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout assistance options in XX/XXXX and two one-month deferrals were completed in XX/XXXX and XX/XXXX. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and was out of work. No recent indication of ongoing hardship..

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes reflect a chapter 7 bankruptcy that was filed in XX/XXXX. Unable to confirm final disposition or the date. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959300	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower struggled to make the monthly payments and demand letters were sent. Borrower called in on XX/XXXX to schedule a payment and was advised of the demand expiration date of XX/XXXX and was advised to stay under 3 months past due and will not be referred to FC. Borrower stated in XX/XXXX that he had extra expenses the past year due to his father's medical expenses. Borrower was advised to submit loss mit application; assistance package was sent on XX/XXXX. Trial mod was approved in XX/XXXX effective XX/XXXX - XX/XXXX. Borrower completed the trial plan and received approval for a mod effective XX/XXXX9, modified balance $XXXXXXX.XXorrower submitted an online XXXX notification and was approved for deferral; processed in XX/XXXX - XX/XXXX. NSF was processed in XX/XXXX. Last contact was on XX/XXXX, borrower called in on XX/XXXX to inform that he had not yet gone back to work and not eligible for unemployment had completed the post XXXX application online.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .

431958314	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Repayment plan granted in XX/XXXX.Loss mitigation requested in XX/XXXX; deferment granted. Last contact on XX/XXXX, borrower called to verify that her ACH payment that was drafted would be refunded. Servicer advised yes since a deferment was granted.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, excessive obligations.  Borrower had car repairs in XX/XXXX. RFD per notes in XX/XXXX, employment impacted by XXXX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431958962	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower offered loss mit review in XX/XXXX and XX/XXXX, but borrower could not offer down payment or plan start date. XXXX incentive applied to account in XX/XXXX. recast finalized on XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, requested assistance as of XX/XXXX, approved for 3 month deferral on XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to discuss account and request statements by mail, was advised of interest rate, no other details provided.

REASON FOR DEFAULT: Employment noted as impacted by XXXX but not specified.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Appears borrower had prior discharged BK as noted on XX/XXXX. Borrower noted as note liable for debt but property lien still valid and enforceable. Details regarding BK including chapter, filing date and discharge date not provided. No other BK activity noted.

PROPERTY: No property issues noted.

430197485	2/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX requested assistance, servicer advised workout packet needs to be filled out. Workout received XX/XXXX. A trial FB plan was set up XX/XXXX details of plan not noted; FB plan was completed. Loan modified in XX/XXXX, details of the MOD not noted. Last contact XX/XXXX borrower called and made a payment over the phone which posted same day.

REASON FOR DEFAULT: Illness of borrower

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959590	2/1/2021	12/31/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower had called to speak with the insurance department and was disconnected while trying to transfer the call. The borrower appears to be cooperative during noted conversations. The loan was modified in XX/XXXX and has remained current since that time. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to the borrower being out of work and was impacted by XXXX. No recent indication of ongoing hardship..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431957728	2/1/2021	1/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the co-borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The borrower began calling in XX/XXXX to request workout assistance and three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. The loan has remained current throughout the past 12 months. The borrower also called in XX/XXXX and requested workout closure as no longer needing assistance. The loan has been modified in the past but unable to confirm the date. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to a XXXXline in business related to the XX/XXXX. No recent indication that hardship is ongoing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959310	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Welcome call was completed on XX/XXXX. Borrower called in on XX/XXXX stating that his insurance had not been paid and was advised that the disbursement was made. Borrower called in on XX/XXXX stating that he was out of work due to XXXX. A 3 month deferral was approved and processed in XX/XXXX, XX/XXXX and XX/XXXX. Last contact was on XX/XXXX, borrower called with questions about the deferral.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Borrower was advised of BK disclaimer in XX/XXXX. No active BK on the loan. No details regarding BK provided.

PROPERTY: No property issues found.

431958600	2/1/2021	12/7/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted. Majority of payment to schedule payments. Borrower advised of delinquencyXX/XXXX; inquired about refinance. called to setup ACHXX/XXXX. Borrower called to schedule payment XX/XXXX; called to make payment by phoneXX/XXXX. Borrower was advised of new payment amountXX/XXXX. Borrower requested assistance XX/XXXX; payment too high. Borrower statedXX/XXXX impacted by XXXX; only working certain days. Repayment plan offeredXX/XXXX. Mod workout processed XX/XXXX. Last contact XX/XXXX to make payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431957738	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called to ask about options for XXXX impacted borrowers. Was advised of deferral options. Two one-month deferrals were completed in XX/XXXX and XX/XXXX. The loan has remained current since that time and throughout the past 12 months. The borrower appears to be cooperative during noted conversations. No further contact since that time and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact by the XX/XXXX, owns their own business and no customers. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957254	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Prior servicer notes mention a property loss settlement agreement in XX/XXXX; details not provided. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made a phone payment in XX/XXXX, and set up auto-draft payments in XX/XXXX. Borrower asked about check endorsement in XX/XXXX and verified payment receipt in XX/XXXX. In XX/XXXX, borrower requested XXXX assistance. Servicer granted a 3-month deferral beginning in XX/XXXX. Last contact was in XX/XXXX when borrower verified deferment completion.

REASON FOR DEFAULT: XXXX, job impacted; hardship details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431958919	2/1/2021	1/6/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact to schedule payment. Borrower hardship noted XX/XXXX due to excessive obligations. No recent contact noted.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431958856	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed in XX/XXXX, last contact XX/XXXX for phone payment.

REASON FOR DEFAULT:  XXXX work furlough

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is Owner occupied. Borrower advised of storm damage (COL) estimate $XXXXXX/XXXX. Claim check received XX/XX/XXXX 28 in unknown amount for wind damage, claim is non-monitored, no further updates about damages or repairs. DOL is unknown.
431956978	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Only contact with prior servicer was in XX/XXXX when borrower gave a promise to pay. Loan transferred servicing in XX/XXXX. Borrower gave a promise to pay in XX/XXXX. No requests for payment assistance during sporadic delinquency over the next 6 months. No contact with borrower until he requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning that month. No further contact. Borrower resumed payments after deferral expiration.

REASON FOR DEFAULT: XXXX-Borrower had reduced work hours. XXXX-XXXX, hardship details not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged, details not provided

PROPERTY: Owner occupied
431958496	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to discuss the deferral arrangement, was advised the plan is for three months but deferrals would occur on a month to month basis. The borrower appears to be cooperative during noted conversations. The notes show the three deferrals were completed in XX/XXXX, XX/XXXX, and XX/XXXX. The loan has remained current throughout the last 12 months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and wasn't working. Unclear whether hardship is continuing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431957108	2/1/2021	1/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal recent contact. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XXXX Additional XXXX assistance is being discussed, but no notes found showing an application was submitted. The most recent contact was on XX/XXXX to cancel their ACH.

REASON FOR DEFAULT: XX/XXXX Excessive obligations. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958753	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower inquired about ACH XX/XXXX. Borrower statedXX/XXXX impacted by XXXX; borrower out of work until further notice. Payment deferral completed XX/XXXX,XX/XXXX. Borrower inquired about additional assistanceXX/XXXX.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431959240	2/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Skip trace efforts noted XX/XXXX . Servicer notes XX/XXXX borrower not eligible for disaster assistance due to delinquency at time of disaster. Welcome call completed XX/XXXX. Servicer advised of setting up 3rd party authorization XX/XXXX. 3rd party inquired about NSF payment XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing information noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XXXX; no indication property was affected.
431957710	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower promised to pay at a branch in XX/XXXX, and in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. A third party (realtor) requested a payoff quote in XX/XXXX. Borrower requested a copy of a XXXX modification in XX/XXXX. Borrower verified auto-draft payments in XX/XXXX, and requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning that month. Borrower requested additional assistance in XX/XXXX, no retention options available. Borrower began paying each month by phone, and set up auto-draft payments in XX/XXXX.

REASON FOR DEFAULT: XXXX, not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957033	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower calling in reference to a returned payment. The borrower was impacted by XXXX with a reduction in work hours. They were approved for a 3 month deferral beginning XX/XXXX. The loan was modified in XX/XXXX with a new payment date of XX/XXXX. The borrower is still suffering from the affects from XXXX and requested an Assistance package.

REASON FOR DEFAULT: The reason for default for the XXXX impact is reduction in hours at work resulting in curtailment of income. The reason for default for the Mod XX/XXXX was excessive obligations. FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431959342	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower complaint was escalated and resolved in XX/XXXX, details are not noted. Account was performing prior to request for assistance XX/XXXX. 2 payments were deferred XXXX-XX/XXXX and timely payments resumed in XXXX, last contactXX/XXXX for ACH setup.

REASON FOR DEFAULT: XXXX income curtailment, details not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431959403	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received insurance proceeds in XX/XXXX for DOL XX/XX/XXXX 17, XXXX damages. An inspection reported repairs complete, funds were released to borrower that month. Borrower asked servicer to remove the password on the account in XX/XXXX, and authorized her spouse on the account. Spouse asked about a home equity loan or a refinance in XX/XXXX, and borrower asked about insurance coverage in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower set up auto-draft payments in XX/XXXX. In XX/XXXX, borrower requested XXXX assistance. Servicer granted a 3-month deferral plan beginning in XX/XXXX. Borrower resumed payments after deferral expiration. Servicer drafted two payments in XX/XXXX, and borrower requested a refund; borrower also had an NSF payment that month. Last contact was in XX/XXXX when borrower verified servicer had a copy of the insurance policy.

REASON FOR DEFAULT: XXXX-borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958009	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower requested online access XX/XXXX. Borrower statedXX/XXXX impacted by XXXX. Payment deferral completedXX/XXXX,XX/XXXX andXX/XXXX. Borrower inquired about XXXX incentive XX/XXXX. Last contact XX/XXXX to make payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431958380	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The final contact is on XX/XXXX when the borrower calls to make an ez pay.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations.  Borrower calls to get a reinstatement amount and brings loan current in XXXX .

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431956996	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in regarding the XXXX payment and was advised that was included in the repayment plan. Unable to see details of the repayment plan or the terms in the contact history. The borrower began requesting workout assistance in XX/XXXX and was offered three one-month deferrals in XX/XXXX, XX/XXXX and XX/XXXX. The loan became past due briefly in XX/XXXX but was reinstated later that month and has remained current since that time. The borrower appears to be cooperative during noted conversations. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from the XX/XXXX. No recent indication that hardship is ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431957626	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Comments indicate the subject property is rental property. Borrower received a 3 month XXXX deferral as renter was unable to make payments. The borrower has been cooperative with last contact XX/XXXX regarding income curtailment as renter is self employed and unable to make rent payments. Loan is presently current,

REASON FOR DEFAULT:  Renter affected by XXXX and not paying rent

FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is non-owner occupied per borrower with no damages noted
418346428	1/12/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower made a phone payment. Servicer has consistently attempted to contact borrower thru Dialer with no success. The last attempt was made on XX/XX/XXXX .

REASON FOR DEFAULT: RFD was last noted on XX/XXXX when borrower submitted online XXXX notification stating employment impact and couldn't make the monthly payment. It is unknown if borrower had income reduction or job loss. Details were not provided in comments. XXXX assistance was provided by deferring 3 payments.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy status was not provided in comments.  Current property condition is unknown.

431957342	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Loan has been current for 36 months but borrower pays on or near the last day of the month, every month. Servicer has made many, many attempts to contact but only had contact with borrower a couple of times, during call borrower refuses any information and says he'll make the payment at the end of the month. Has not sought any assistance. Last contact wasXX/XXXX.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

431958618	3/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Welcome call completed XX/XXXX. Borrower inquired about monthly statementXX/XXXX. XXXX incentive appliedXX/XXXX. Borrower indicatedXX/XXXX impacted by XXXX; laid off. Payment deferral completed XX/XXXX,XX/XXXX andXX/XXXX. No further contact noted.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied.  No property damage noted.

431958597	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted. Borrower advised of partial paymentXX/XXXX; stated would make payment at branch. Servicer notes financials received for workoutXX/XXXX, however incomplete. Borrower failed to return documents; workout closedXX/XXXX. Borrower requested reinstatement amount XX/XXXX; payment made XX/XXXX. Servicer again noted financials receivedXX/XXXX. Borrower inquired about double payment being draftedXX/XXXX. Review for workout deniedXX/XXXX. Borrower was advised of Mod denial XX/XXXX. Borrower stated XX/XXXX impacted by XXXX. Payment deferral completed XX/XXXX,XX/XXXX andXX/XXXX. Last contactXX/XXXX borrower inquired about past-due showing on statement.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431958278	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The only recent contact noted was on XX/XX/XXXX Borrower reports online that they have been impacted by XXXX, a deferral is completed. No other recent significant activity was noted.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957933	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Notes in XX/XXXX indicate that the county was giving the borrower a loan and they needed a letter stating that because of the mod, the loan will not violate the mod contract. Borrower was advised to provided a written correspondence; no further details. Borrower fell behind on the loan after failing to make the XX/XXXX payment; demand letter was sent on XX/XXXX. Borrower stated on XX/XXXX that RFD was due to medical issues with a family member. Another demand letter was sent on XX/XXXX. Loan was brought current in XX/XXXX. Borrower requested a copy of the prior mod in XX/XXXX; request was completed on XX/XXXX. Borrower failed to make the XX/XXXX payment but was able to bring the loan current the following month. Borrower called in to schedule a payment on XX/XXXX indicating reason for payment delay was due to XXXX. Assistance was offered but application was withdrawn on XX/XXXX due to inactivity. Last contact was on XX/XXXX, borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: medical issues, XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .

431958507	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to request retention options, said would be able to make payment that month but not the next. Was advised of application via website but no options available. The borrower said would check back later to see if options become available. The borrower appears to be cooperative during noted conversations. The loan had three one-month deferrals completed in XX/XXXX, XX/XXXX, and XX/XXXX, The borrower has requested assistance but no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and took a reduction in work hours. Hardship appears to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431957382	2/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is applying for loss mit assistance at the end of XXXX. XX/XXXX The borrower brings the account current on their own and withdraws the loss mit application. Borrower has been cooperative with fairly regular contact to make payment arrangements. The most recent contact was on XX/XX/XXXX with a NSF payment being discussed.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. XX/XXXX Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959022	3/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing after reinstatement of 2 payments XX/XXXX until request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed in XX/XXXX, loss mitigation application withdrawnXX/XXXX. Last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: XXXX income curtailment due to employer lockdown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958999	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower inquiring about their interest rate. The borrower was impacted by XXXX with a 2 month deferral beginning with the XX/XXXX payment. The impact reason was temporary unemployment.

REASON FOR DEFAULT: The RFD for the XXXX impact was temporary unemployment.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431959432	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower inquired on XX/XXXX about getting second loan for assistance. No loss mit activity noted. Last contact on XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958577	2/15/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX borrower requested assistance with website, servicer was in process of assisting borrower when call disconnected.

REASON FOR DEFAULT: Unknown

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958121	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Welcome call completed XX/XXXX. Borrower spouse requested name on account XX/XXXX; advised to refinance. Borrower indicated XX/XXXX impacted by XXXX. Payment deferral completedXX/XXXX,XX/XXXX, andXX/XXXX. Borrower statedXX/XXXX out of work until XXXX. Borrower inquiredXX/XXXX how to make payment towards escrow.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431957676	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower starts a repayment plan on XX/XXXX. The last contact was on XX/XXXX with an unauthorized called wanting to know that a payment had been received.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations. Notes from XX/XXXX list the rfd as a  curtailment in income.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959274	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower asked about an escrow analysis in XX/XXXX, and set up ACH payments to avoid phone payment fees in XX/XXXX. No contact again until borrower applied for XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning in XX/XXXX. Borrower resumed payments after deferral expiration. Last contact was in XX/XXXX when borrower paid the escrow shortage and asked for ways to lower the payment amount.

REASON FOR DEFAULT: XXXX, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959612	2/1/2021	1/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Appears borrower was offered repayment plan on XX/XXXX, but borrower declined . Borrower impacted by XXXX and requested assistance as of XX/XXXX, approved for 3 month deferral on XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, co-borrower called to make payment.

REASON FOR DEFAULT: Borrower temporary unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431959390	2/1/2021	1/22/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: An authorized third party notified prior servicer of borrower death in XX/XXXX, and also made a phone payment. No contact again until loan transferred servicing in XX/XXXX. Borrower's daughter notified servicer of borrower death, and sent in documents listing her as executor. The daughter was making the payments, but didn't verify occupancy of the property. No contact again until the daughter made a promise to pay in XX/XXXX. The daughter mentioned a XXXX impact in XX/XXXX, but didn't request assistance. daughter made a double payment that month and has since remained current. Last contact was in XX/XXXX when daughter gave a promise to pay; all subsequent payments have been made via the website.

REASON FOR DEFAULT: Borrower deathXX/XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown
431957654	1/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was rolling 30 days delinquent from when history began in XXXX until XXXX. Authorized 3rd party, XXXX indicated in XX/XXXX that RFD was due to excessive obligations. Borrower failed to make the XX/XXXX payment but was able to make 2 payments in XX/XXXX bringing the loan current. 3rd party stated on XX/XXXX that he received a text from someone named XXXX stating that he was in FC and was advised that the HOA can process FC depending on the by laws and agreements, it was also explained to the borrower that the servicer would be notified of any pending FC action. Last contact was on XX/XXXX9, Mr. XXXX called to change scheduled payment date. Loan is currently delinquent due to no payment received in XX/XXXX.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959335	2/15/2021	12/18/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is on long-term disability starting XX/XXXX with rental income of $XXXXXXXDisaster deferral of 3 months completed XX/XXXX, borrower remained rolling 30-delinquent until cured XX/XXXX after completion of another disaster repay plan. Loan was current until request for assistance XX/XXXX. 3 payments deferred XXXX-XX/XXXX, spouse returned to work with reduced hours XX/XXXX and timely payments resumed XX/XXXX. Borrowers maintain regular contact, last contactXX/XXXX regarding account corrections.

REASON FOR DEFAULT: XXXX: borrower hospitalization. XXXX: XXXX income curtailment for spouse

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431959169	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance XX/XXXX. Borrower is retired with supplemental income from XXXX and roommate can only pay partial rent. 3 payments were deferred XXXX - XX/XXXX and timely payments resumed XX/XXXX, last contactXX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment due to roommates lost job

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958765	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower indicated hardshipXX/XXXX due to XXXX; disaster. Borrower statedXX/XXXX unable to make payment; had additional expenses. Borrower requested deferral. Borrower statedXX/XXXX impacted by XXXX; reduction of hours and renter not making payment. Payment deferral completedXX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. Borrower stated hardshipXX/XXXX due to XXXX. Later statedXX/XXXX had damage to fence. No claim noted.
431957961	3/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX called in to discuss late payments being reported on credit report, servicer went over payment and said reporting is correct. Nothing further discussed.

REASON FOR DEFAULT: Unknown

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431957485	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. No significant notes on the loan. No contact with borrower noted in contact history. Borrower has missed several monthly payments but able to bring the loan current.

REASON FOR DEFAULT: Unknown.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958635	2/1/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with ATP who needed assistance making 2 payments. No recent borrower contact. Servicer consistently attempts monthly to contact borrower with no success.

REASON FOR DEFAULT: RFD was not provided.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was not provided in comments. Current property condition is unknown.

431958419	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX called in stating impacted by XXXX and requested assistance, servicer offered a deferment which was accepted. Deferment completedXX/XXXX deferring the XX/XXXX and XX/XXXX payments. Last contact XX/XXXX borrower wanting information as to where to send in a claim check for endorsement, servicer provided information.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: As of XX/XXXX comments indicate property issue and borrower to get over night address for endorsed check but no details of the issue are noted. COL and DOL are unknown.
430196612	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower responds to a welcome call, loss mit assistance is requested. XX/XXXX A mod is completed. Since the mod, the account has been kept current. Borrower has been cooperative. The most recent contact was on XX/XXXX with the escrow account being discussed.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. XX/XXXX Takes care of grandkids.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

418742944	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower set up a phone payment to postXX/XXXX. Payment promise kept.

REASON FOR DEFAULT: RFD was last noted on XX/XXXX when borrower submitted an online notification that borrower's job was impacted by XXXX. It is unknown if borrower had income reduction or a job loss. Servicer deferred 2 monthly payments for XXXX assistance.

FORECLOSURE: No recent FC activity noted.

BANKRUPTCY: No recent BK activity noted.

PROPERTY: Property occupancy was not provided in comments. Current property condition is unknown.
431956959	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to unlock the online account. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout assistance in XX/XXXX due to impact from XXXX and was offered one-month payment deferrals in XX/XXXX, XX/XXXX, XX/XXXX and XX/XXXX. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and was temporarily out of work. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431957517	2/1/2021	1/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The borrower accepted the XXXX deferral and deferred three payment although no rfd was given. The final contact was on XX/XXXX.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be an illness with the borrower.  The borrower had heart surgery and had been out of work.  Notes from XX/XXXX show the rfd to be excessive obligations.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958390	2/1/2021	1/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show that the borrower is making trial mod payments. Notes from XX/XXXX show that the borrower is approved for the modification and that the docs were sent to her. Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXX when the calls to make a partial payment.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be an illness in the borrowers family.  Notes show that the borrower had received some short term disability income before she had to return to work.  Notes from XX/XXXX show the rfd to be a death in the family.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

430562342	3/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was 5x30 in XXXX until cured by deferment of 2 payments XX/XXXX, hardship caused by lost income after work injury. Borrower paid timely post-cure until request for assistance XX/XXXX. 2 payments were deferred XXXX-XX/XXXX and timely payments resumed with no further contact since XX/XXXX confirstion of deferment.

REASON FOR DEFAULT: XXXX RFD: Borrower illness. XXXX RFD: XXXX income curtailment, details not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is non-owner occupied per seller data. No property issues noted.

431958222	12/15/2020	12/29/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was delinquent when history began in XXXX. Borrower stated on XX/XXXX that RFD was due to excessive obligation. Loan was brought current in XX/XXXX. Borrower stated on XX/XXXX that he mailed the payment for the XXXX payment and was tired of the calls and requested for his phone number to be removed from the system. Borrower failed to make the XX/XXXX payment but was able to make 2 payments the following month. Last contact was on XX/XXXX, borrower scheduled a payment. Loan is currently delinquent due to no payment received in XX/XXXX.

REASON FOR DEFAULT: Excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Current occupancy is unknown. Mailing address is XXXX which does not match the property address.

418742578	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NE	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is approved for a trial mod on XX/XXXX. Trial payments are completed and borrower closes on a permanent modification per notes of XX/XXXX. Borrower accepts the XXXX three month deferral starting in XX/XXXX. The final contact is on XX/XXXX when the borrower calls to set up escrows for home owners insurance.

REASON FOR DEFAULT:  Notes from XX/XXXX show the  RFD to be unemployment.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959486	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: 3 payments were deferred XX/XXXX after disaster mod was denied due to NPV. Missed payment XX/XXXX was cured XX/XXXX, hardship caused by illness. Loan remained current until web request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed in XXXX with no contact since XX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, details not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431487943	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show that the borrower is approved for a disaster forbearance plan. Trial payments are made and borrower closes on a mod on XX/XXXX. Borrower accepts the XXXX three month deferral starting in XX/XXXX.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD unemployment since XX/XX/XXXX .

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959262	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Notes start in XX/XXXX; borrower had property damage from XX/XXXX. Borrower maintained a rolling delinquency for most of XXXX, but didn't request payment assistance. Servicer released partial insurance funds in XX/XXXX, and borrower declined assistance in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower had an NSF payment in XX/XXXX, and made a lump sum reinstatement in XX/XXXX. XXXX incentive was applied in XX/XXXX. Borrower had another NSF payment in XX/XXXX, reinstated the following month. Borrower requested XXXX assistance in XX/XXXX, and servicer granted a 2-month deferral that month. Borrower resumed payments after deferral expiration, and has remained current. Borrower was notified of an interest rate increase in XX/XXXX. During most recent contact in XX/XXXX, borrower requested a payoff quote and stated he was selling the property. Spouse confirmed loan was current later that month.

REASON FOR DEFAULT: XXXX-Excessive obligations, medical and financial; reduced income (not driving a XXb anymore), can't afford payment change (due to mod). XXXX- XXXX, borrower not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957065	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to XX/XXXX request for XXXX assistance. 3 payments deferred XXXX -XX/XXXX, timely payments resumed XXXX and account remains current with no further contact since XX/XXXX ACH setup.

REASON FOR DEFAULT:  XXXX income curtailment due to spouse furlough

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958877	2/1/2021	1/1/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal recent contact is recorded. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XXXX, Borrower calls in to discuss a payment change.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959163	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with servicer contacting for the XX/XXXX payment and scheduled a payment. The borrower was impacted by XXXX due to temporary unemployment and was approved for a deferral of 3 payments beginning XX/XXXX.

REASON FOR DEFAULT: The reason for default was temporary unemployment.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431957370	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic 30-60 delinquent for the last 3 years and 3x30 in the last 12 months. Borrower is on disability, declines to discuss financials or loss mitigation until a verbal repay plan was accepted in XX/XXXX for 4x $XXXX, paid as agreed. Last contact XX/XXXX refinance inquiry.

REASON FOR DEFAULT: Income curtailment and excessive obligations

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957442	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in regarding the ACH not drafting yet. Was advised due to the weekend and holiday. The borrower appears to be cooperative during noted conversations. The borrower began calling in for workout assistance in XX/XXXX and three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. The loan has remained current and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to the borrower being on workers comp and has not received checks. No recent indication that hardship is ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958814	2/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. NSF was processed in XX/XXXX but loan was current due to 2 payments were received the prior month. Borrower stated on XX/XXXX that there was illness in the family. Borrower called in on XX/XXXX stating that he needed because he made a duplicate payment in error; payment applied in XX/XXXX was reversed. Borrower submitted an online XXXX notification and received approval for a 3 month deferral, processed in XX/XXXX - XX/XXXX. Borrower called in on XX/XXXX stating that they requested and extension for the deferral and was advised that there is not an extension for the deferral but can be reviewed for loss mit assistance. Assistance package was sent on XX/XXXX. Workout was closed on XX/XXXX due to application inactivity. Borrower called in XX/XXXX requesting XXXX assistance due to reduced income and was advised XXXX assistance not available. Loss mit review was initiated and as of XX/XXXX, review pending required docs.

REASON FOR DEFAULT: Income reduction due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .

431958976	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower verifying the status of the loan. There has been steady contact with the borrower over the past year.

REASON FOR DEFAULT: There was no reason for default provided in the comments.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431957978	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called inXX/XXXX stating they were effected by XXXX and requested assistance, deferral offered to borrower which was accepted. Comments indicate deferral was completedXX/XXXX and was to defer XX/XXXX through XX/XXXX payments but borrower made payments in the months being deferred so servicer only deferred the XX/XXXX and XX/XXXX payments. Borrower on XX/XXXX was upset that they are getting collection calls before the 15th of the month, nothing further was discussed.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958973	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower requesting to close out their escrow account and pay them on their own, which was approved. The borrower was impacted by XXXX with temporary unemployment and was approved for a 3 month deferral beginning with the XX/XXXX payment.

REASON FOR DEFAULT: The RFD for the XXXX impact was temporary unemployment.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431958096	2/1/2021	1/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is called on XX/XXXX wanting to know why the payments have increased and was told there was an escrow shortage. Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXXwhen the borrower called to check the status of the account.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes from XX/XXXX show that the borrowers bankruptcy was discharged but no other details were found.

PROPERTY: No property issues found.

431957160	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: In early XXXX borrower had slow pay, RFD excessive obligations and subject property is rental property and was vacant for a time, then slow pay tenant. Loan was current for a year or so then in XX/XXXX tenant was laid off due to XXXX so relief granted. Borrower applied for mod approved to begin XX/XXXX. first four mod payments have been made. Last contact was XX/XXXX to make payment.

REASON FOR DEFAULT:  Investment property vacancy and renter laid off due to XXXX.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PERTY:  Investment property is non-owner occupied.

431488628	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show that the borrower is approved for a trial mod. Trial payments are mad and borrower closes on mod on XX/XXXX. Borrower accepts the three month XXXX deferral starting in XX/XXXX.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959052	1/15/2021	12/31/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower requests loss mit assistance, no RFD is given. XX/XXXX A trial mod is approved, but expires unexecuted in XX/XXXX.XX/XXXX File is referred to FC. XX/XXXX Borrower is working with loss mit, but ends up reinstating without assistance in XX/XXXX. XX/XXXX Borrower reports online that they have been impacted by XXXX, a deferral is completed. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XX/XXXX borrower wants to try and modify or refi the loan.

REASON FOR DEFAULT: XX/XXXX Borrower oversight. XX/XXXX curtailment of income.

FORECLOSURE: N/A File is referred to FC. Reinstated in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431488239	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower requests loss mit assistance, no RFD is provided. XX/XXXX The account is modified. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has been cooperative with fairly regular recent communication making payment arrangements. The most recent contact was on XX/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957576	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested a modification in XX/XXXX; denied in XX/XXXX due to lack of income. Last contact on XX/XXXX, wanted to stop ACH payments due to XXXX. Requested assistance; deferment granted.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, curtailment of income. RFD as of XX/XXXX, borrower stated he was impacted by XXXX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

431957868	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower granted a 3 month FB plan on XX/XXXX. Mod granted on XX/XXXX, but borrower declined on XX/XXXX. Borrower requested assistance on XX/XXXX, servicer offered FB plan. Last contact on XX/XXXX, servicer explained that FB plan is not a deferral.

REASON FOR DEFAULT:  RFD per notes on XX/XXXX, excessive obligations. Borrower's son was ill as of XX/XXXX. A family member passed away in XX/XXXX/XXXXD per notes on XX/XXXX, borrower lost her job due to XXXX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

431959431	3/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral on XX/XXXX starting with XX/XXXX payment. Borrower requested further assistance due to XXXX in XX/XXXX, approved for deferral on XX/XXXX for outstanding payments with next due date as XX/XXXX. Per comments on XX/XXXX borrower approved for another 2 month deferral. No other loss mit activity noted. Last contact on XX/XXXX, borrower advised of pending XXXXision.

REASON FOR DEFAULT: Excessive obligations and temporary unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BK noted on XX/XXXX, borrower informed that they are not liable for loan debt but property lien is still valid and enforceable. Filing date, chapter, case number and discharge date not provided. No other BK activity noted.

PROPERTY: No property issues noted.
431958738	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is working with loss mit, a repayment plan is started, RFD is not provided. XX/XXXX Borrower defaults on the payment plan, they are still interested in trying for loss mit assistance. XX/XXXX A deferral is completed. XX/XXXX Borrower reports they have been impacted by XXXX, another deferral is completed. The most recent contact was on XX/XX/XXXX , borrower is unable to bring the escrow current, missing loss mit docs are being discussed

REASON FOR DEFAULT: XX/XXXX None provided. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957980	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated effected by XXXX, servicer offered a deferral which was accepted by borrower. Deferment completed XX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance requested. Borrower on XX/XXXX stated payment would be made soon; payment was received and postedXX/XXXX.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959118	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX incentive payments applied as curtailment payments in XX/XXXX, XX/XXXX and XX/XXXX. Borrower reviewed for repayment plan in XX/XXXX, noted as did not qualify based on verbal financial information on XX/XXXX. Borrower approved for and accepted repayment plan in XX/XXXX, plan completed on XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, approved for deferral on XX/XXXX. Borrower requested further XXXX assistance on XX/XXXX, withdrew request on XX/XXXX. Borrower requested assistance on XX/XXXX, approved for and accepted repayment plan. No other loss mit activity noted. Last contact on XX/XXXX, borrower for insurance department phone number.

REASON FOR DEFAULT: Excessive obligations and temporary unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Hazard claim noted on XX/XXXX, damage to roof, no other details provided. There is not on going discussions about damage. No property issues noted. DOL is unknown.
431958126	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower hardship noted XX/XXXX due to curtailment of income; borrower noted to be in fixed income; paid at end of month. Borrower statedXX/XXXX on limited income. Borrower stated XX/XXXX made payment to prior servicer. Borrower statedXX/XXXX due to missed payment to prior servicer; having issues with insurance. Borrower statedXX/XXXX going back to work; has breast cancer. Borrower stated XX/XXXX trying to recover lost payment. Servicer offered repayment planXX/XXXX. Borrower statedXX/XXXX impacted by XXXX; lost job. Payment deferral completed XX/XXXX,XX/XXXX andXX/XXXX. Servicer advised XXXX payment dueXX/XXXX. Borrower reviewed payment historyXX/XXXX. Last contactXX/XXXX stating bank account compromised.

REASON FOR DEFAULT: Curtailment of income. Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. XXXX disaster area noted XX/XXXX.
431957986	2/1/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Servicer note active loss mitigation review at start of history. Stip to Mod offered XX/XXXX with payments of $XXXX74 due XX/XXXX to XX/XXXX. Plan confirmed kept XX/XXXX. Mod workout approved XX/XXXX that was bookedXX/XXXX. Welcome call completed XX/XXXX. Borrower statedXX/XXXX ill and in hospital. Death in family noted XX/XXXX . Borrower statedXX/XXXX impacted by XXXX; payment deferral completedXX/XXXX.XX/XXXX andXX/XXXX. Last contactXX/XXXX awaiting check to clear to make payment.

REASON FOR DEFAULT: Curtailment of income. Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes XX/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is a second home.  No property damage noted.

431957246	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show that the borrower asked about a XXXX deferral and the servicer told him that there was no retention or XXXX assistance at this time. Servicer explained that they needed to apply for XXXX assistance previously as XXXX assistance ended in XXXX. Servicer said that if she can get unemployment benefits to call back and they could look at loss mit options at that time. Last contact is on XX/XXXX when the borrower called to make a payment.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes from XX/XXXX show that the borrower had a prior bankruptcy but no further information was found.

PROPERTY: No property issues found.

431959334	1/1/2021	12/29/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Comments begin XX/XXXX. Account has been chronic 30-delinquent since XX/XXXX. Borrower was unemployed from XXXX - XX/XXXX and requested loss mitigation, docs not provided. Borrower committed to verbal repay plan starting XX/XXXX but lost job again XX/XXXX. He has maintained contact throughout delinquency, declined repay plan XX/XXXX but caught up in XX/XXXX, defaulting again XX/XXXX. Last contactXX/XXXX to schedule phone pay for next day, not yet reflected on pay history.

REASON FOR DEFAULT: Borrower unemployment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

430196481	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower reports online they have been impacted by XXXX, a deferral is completed. The most recent contact was on XX/XXXX with ACH payments being setup.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957261	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. No contact again until borrower requested XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral beginning that month. Borrower resumed payments after deferral expiration. Borrower requested an additional month of deferral in XX/XXXX, as she made a payment during the deferral period. Servicer agreed, as a total of 3 months deferred was the original agreement. No further contact.

REASON FOR DEFAULT: XXXX, salon borrower owns closed

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958298	2/1/2021	1/3/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX incentive payments posted as curtailment payments in XX/XXXX and XX/XXXX. Borrower offered repayment plan multiple times, borrower declined multiple times, most recently on XX/XXXX. Borrower offered repayment plan again in XX/XXXX, borrower accepted on XX/XXXX, plan closed on XX/XXXX at borrower request. Borrower offered deferral in XX/XXXX, borrower stated she sent in signed agreement a while back as of XX/XXXX, agreement not received. New copy sent to borrower on XX/XXXX, noted that deferral expired as of XX/XXXX. Borrower reviewed for deferral in XX/XXXX, approved for 1 month deferral on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower inquired if payment have been received and that she would send current month's payment soon, was advised payments were received and she is current.

REASON FOR DEFAULT: Curtailment of income and borrower unemployment.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in XX/XXXX disaster area as designated by XXXX as of XX/XXXX. No property issues noted.

431959613	2/1/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reviewed loss mit in XX/XXXX, denied on XX/XXXX due to no response from borrower. Per comments on XX/XXXX, borrower XXXX be have working on loss mit resolution with prior servicer, deemed on XX/XXXX that loan was not in active forbearance at time of transfer, no other details provided. Loan reviewed for loss mit in XX/XXXX, closed on XX/XXXX due to application inactivity. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to schedule payment.

REASON FOR DEFAULT: Excessive obligations, curtailment of income and borrower unemployment.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431957901	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower discussed her next payment due after receiving payment deferment.

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX  as tenants moving out and couldn't pay rent due to XXXX.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy is unknown since tenants moved out in XX/XXXX. Comments on XX/XXXX indicated subject property was located in a XXXX declared  disaster area due to XXXX XXXX XXXX on XX/XXXX. Comments did not indicate subject was effected by the XXXX.

418799745	2/3/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Loan boarded to the new servicer on XX/XXXX. Welcome call was completed on XX/XXXX; co-borrower called in to make a payment. Co-borrower called in on XX/XXXX to inquire about escrow and was advised of escrow advances by the prior servicer iao $XXXX Co-borrower stated that he pays his own taxes and has disputed the escrow stage with the prior servicer several times but it was never resolved. Co-borrower was advised to obtain a tax pay history municipality that will show the amounts paid for XXXX - XXXX. Co-borrower requested loss mit assistance in XX/XXXX explaining that primary borrower had surgery and was out of work but receiving workman's comp and spouse had been out of work caring for primary borrower. Co-borrower was offered a repayment plan but declined the offer stating that he would just try to make a double payment that next month. Borrowers were approved for a 3 month deferral in XX/XXXX due to being impacted by XXXX - working less hours. Deferral was processed in XX/XXXX - XX/XXXX. Last contact was in XX/XXXX, co-borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Notes in XX/XXXX indicates that an insurance claim was filed. Borrower called in on XX/XXXX wanting to know what to do with a claim check and was advised to send in for endorsement. Last update regarding the claim was on XX/XXXX, borrower called in to inquire about the claim and was advised to contact the claim department. Claim information such as claim amount, date of loss and cause of loss were not discussed. No details regarding damage or repairs provided. Property verified as owner occupied on XX/XXXX

431959516	1/1/2021	12/31/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stating impacted by XXXX, servicer offered deferral which was accepted by borrower. Deferral completed XX/XXXX deferring 3 payments. No further assistance requested and no further contact noted.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958196	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower scheduled the XX/XXXX payment due for XX/XXXX. Payment promise kept. Borrower stated he was waiting to get paid.

REASON FOR DEFAULT: RFD was last noted on XX/XX/XXXX  as excessive obligations. This appears to still be current issue since borrower indicated he has a Self Employed XXXX waiting on receivables to make a payment.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XXXX as owner occupied. Comments on XX/XX/XXXX indicated subject property was located in a XXXX declared disaster area due to XX/XXXXs on XX/XX/XXXX . Comments did not indicate subject property was effected by the XXXX.
431957148	3/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XXXX, borrower requested loss mitigation; deferment granted. on XX/XXXX, borrower requested that late fee be removed; servicer advised that they would remove.

REASON FOR DEFAULT: Borrower stated on XX/XXXX, that they were impacted by XXXX but did not give details.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431958268	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX called in stating impacted by XXXX, deferral was offered to borrower which they accepted. Servicer completed deferral XX/XXXX deferring the XX/XXXX through XX/XXXX payments. Borrower on XX/XX/XXXX stated they are still impacted by XXXX and requested further assistance, servicer advised workout packet needed. As ofXX/XXXX workout received and servicer deferred the XX/XXXX payment. Last contactXX/XXXX borrower discussed loan details and advised servicer that they feel no further assistance will be needed.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958950	2/1/2021	1/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, borrower requested assistance on XX/XXXX, approved for 3 month deferral on XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower discussed account information, no other details provided.

REASON FOR DEFAULT: Temporary unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431959341	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was 2x30 delinquent in XXXX and 4x30 delinquent in XXXX with little contact, borrower declined to discuss hardship or loss mitigation. Account is current since last reinstatement XX/XXXX with only one contact XX/XXXX regarding NSF, replaced prior to end of month.

REASON FOR DEFAULT: Not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431490222	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: Notes show that the borrower signed a mod on XX/XXXX. Borrower accepts the three month XXXX deferral starting in XX/XXXX. Final contact is on XX/XX/XXXX when the borrower sets up the ACH after the deferral was completed.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a flood and that business has been slow since the flood.  Borrower said that they had not sustained any property damage.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958905	3/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is receiving assistance from XXXX. XX/XX/XXXX funds are exhausted. XX/XXXX Borrower requests loss mit assistance, docs are submitted. XX/XXXX A mod is completed. Since the mod, the borrower has kept the account current with no significant activity noted. The most recent contact was on XX/XX/XXXX with a grant deed being discussed.

REASON FOR DEFAULT: XX/XXXX Illness of family member.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957976	2/15/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called inXX/XXXX and said they are effected by XXXX, servicer offered a deferral which was accepted. Deferral completedXX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance has been requested. Borrower on XX/XXXX stated they had to stop their auto pay as their pay check was not enough to cover payment. Nothing further was discussed.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431956950	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer received an insurance check in XX/XXXX for XXXX damage, DOL unknown. Funds were endorsed and returned to borrower. No phone contact with borrower at prior servicer. Loan transferred servicing in XX/XXXX. No contact until borrower until XX/XXXX, when borrower confirmed payment receipt. Borrower made a promise to pay in XX/XXXX, and called about an insurance check in XX/XXXX. Borrower made a phone payment to reinstate the account in XX/XXXX only after servicer agreed to waive the fee. No further contact. Borrower has remained current since reinstatement.

REASON FOR DEFAULT: Family deaths, XXXX delayed home repairs

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957077	2/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: 3 payments were deferred XXXX-XX/XXXX, hardship is not noted. Account was performing until missed payment XX/XXXX, and then rolling 30+ until reinstated XX/XXXX. Borrower declined loss mitigation, and there is little ongoing contact. Last contactXX/XXXX for phone payment.

REASON FOR DEFAULT: Expenses for helping a family member during XXXX

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

430531159	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower made a phone payment. Monthly Income was obtained thru Loss Mit workout package and noted as $XXXX on XX/XX/XXXX .

REASON FOR DEFAULT: RFD was last noted on XX/XXXX as excessive obligations.

FORECLOSURE: No recent FC activity found. However, Last FC hold startedXX/XXXX for Contested FC. Comments in XXXX indicated there were hearing and court delays. It is unknown when FC activity started.  FC closed XX/XXXX after borrower completed a trial mod plan and loan was modified.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted XX/XXXX as owner occupied. Current property condition is unknown.
431957287	2/1/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The loan is current but had a brief period of delinquency in XX/XXXX that was quickly resolved. The borrower requested workout options in XX/XXXX but was denied in XX/XXXX. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to the borrower's spouse being out of work. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431959632	2/1/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, denied as of XX/XXXX, reason unknown. Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month repayment plan on XX/XXXX. Payment dispute noted in XX/XXXX, payments weren't applied, account reviewed and 3 payments reapplied with correct effective dates. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to inform that payment was made for XXXX.

REASON FOR DEFAULT: Temporary unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431957880	1/15/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested a copy of a modification from XX/XXXX on XX/XXXX/XXXX. XXXX FB plan granted in XX/XXXX and three payments deferred. Last contact on XX/XXXX, borrower called to discuss mod and asked when his next payment would change, servicer advised XX/XXXX.

REASON FOR DEFAULT:  RFD per notes on XX/XXXX, curtailment of income. As of XX/XXXX, borrower is self-employed and waiting on receivables. RFD as of XX/XXXX, borrower self-employed and not allowed to work until lock down is over.  RFD as of XX/XXXX, borrower stated would be back to work soon.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431959179	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was rolling 30-delinquent from missed payment XX/XXXX until cured XX/XXXX, and has since been 1x30 due to missed payment XX/XXXX cured in XX/XXXX.Borrower maintains contact for payment arrangements but declines to discuss hardship or loss mitigation. Last contactXX/XXXX for phone payment.

REASON FOR DEFAULT: Not provided

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958786	2/1/2021	9/11/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested repayment plan in XX/XXXX, approved for repayment plan on XX/XXXX, defaulted due to failure to make payments on XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for deferral on XX/XXXX, deferral finalized on XX/XXXX, due date advanced to XX/XXXX. Borrower requested assistance in XX/XXXX, approved for 4 month deferral on XX/XXXX, due date advanced to XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to discuss account, no other details provided.

REASON FOR DEFAULT: Family illness and house repairs.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.
431958886	2/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Numerous unsuccessful attempts to contact borrower are recorded. No recent activity or contact with borrower was found.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431958819	2/1/2021	1/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower stated on XX/XX/XXXX that he did not work for 7 - 9 months and had a car accident. Borrower called in on XX/XXXX stating that has been impacted by XXXX and would not be able to make payment due to lack of hours at work. Deferral was processed in XX/XXXX and XX/XXXX. Borrower stated on XX/XXXX that he was still having hardship due to XXXX and has lost job and only receiving SSI, not eligible for unemployment; requested to be reviewed for a mod. Borrower was advised that there was no retention option due to XXXX restriction. Last contact was on XX/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Borrower unemployment and curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX .
430020933	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Comments from XX/XXXX through XX/XXXX contain no collection activity. Account was performing prior to request for assistance XX/XXXX. 3 payments were deferred XXXX, XXXX, XX/XXXX and timely payments resumed XX/XXXX. Last contact XX/XXXX to change ACH withdrawal date. Servicer received XXXX program denial notice on XX/XXXX, borrower ineligible.

REASON FOR DEFAULT: XXXX income curtailment, both borrowers laid off

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431958742	2/1/2021	1/20/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was working with loss mit at the end of XXXX, but was denied in XX/XXXX due to lack of response. XX/XXXX Borrower requests loss mit assistance, but withdraws the application on XX/XXXX. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has not been very responsive. The most recent contact was on XX/XX/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX illness of mortgagor. XX/XXXX illness of mortgagor. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

418743523	3/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: On XX/XXXX a new mod is mailed to the borrower. Mod is closed and mailed back. Notes from XX/XXXX show that a prior lien from XXXX is unreleased. Notes from XX/XXXX show that the title claim was denied since it was not included in the original title policy. Borrower accepts the XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXX when the finance called wanting to make a payment. She said that the borrower is out of the country for an unknown period of time. Servicer says that she will need to get authorization for the borrower.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be that the borrower is out of the country.  Notes from XX/XXXX show the rfd to be that the borrower is over seas and unable to log into the servicer web site to make a payment.

FORECLOSURE: On XX/XXXX the file is sent to the attorney.  On XX/XXXX a reinstatement quote is sent to the borrower.  Notes from XX/XXXX show the rfd to be that the borrower is over seas and unable to log into the servicer web site to make a payment.  Foreclosure is placed on hold for the unreleased lien and later released when the loan is reinstated.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found. Occupancy is unknown.

431957026	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with confirming when the draft would be coming out of their account. The borrower was impacted by XXXX due to temporary unemployment and was approved for a deferral of 3 payments beginning XX/XXXX.

REASON FOR DEFAULT: The reason for default was temporary unemployment.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431958223	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in XX/XXXX stating that she would make the payment online and that RFD was due to excessive obligations; declined loss mit options. Borrower requested XXXX statement and prior servicer mod agreement on XX/XX/XXXX . Request was completed on XX/XXXX. Borrower called in on XX/XXXX stating that she's had loss of income due to the virus. Deferral was approved and processed in XX/XXXX - XX/XXXX. XXXX 6th year incentive iao $XXXX0 was applied in XX/XXXX. Last contact was on XX/XX/XXXX , co-borrower called to make sure loan still current. Loan is current.

REASON FOR DEFAULT: Loss of income due to XXXX, excessive obligations.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959277	1/1/2021	12/24/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower asked prior servicer to remove phone check block in XX/XXXX, borrower had been paying online. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower confirmed payment receipt in XX/XXXX, and requested paperless statements in XX/XXXX. Last contact was in XX/XXXX when borrower confirmed loan status. Notes show a website payment receivedXX/XXXX, unable to determine if it was effective dated.

REASON FOR DEFAULT: XXXX-Not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: Filing date unknown (XXXX), chapter 13, motion for relief granted XX/XX/XXXX 16, dischargedXX/XXXX.

PROPERTY: Owner occupied
431958750	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Welcome call completed XX/XXXX. Hardship noted due to roof repairs. Servicer confirmed receipt of borrower financials XX/XXXX. however incomplete. Review for workout deniedXX/XXXX. Repayment plan offeredXX/XXXX. Borrower called to advise of payment application XX/XXXX. Borrower inquired about fee XX/XXXX due to 6-month FB. Borrower stated XX/XXXX impacted by XXXX. Payment deferral completedXX/XXXX,XX/XXXX.

REASON FOR DEFAULT: Property damage. Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. Borrower stated XX/XXXX had roof repairs; no claim noted. XXXX disaster area noted XX/XXXX; no indication property was affected.
431958017	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XXXX, employment impacted by XXXX. Details not provided.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431959231	2/1/2021	1/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Borrower hardship noted XX/XXXX due to curtailment of income. Borrower scheduled EZ payments XX/XXXX. Borrower statedXX/XXXX prefer calling in payment. Servicer offered repayment planXX/XXXX. Borrower inquired about default letterXX/XXXX; servicer discussed verbal repayment plan. Borrower offered plan for repayment XX/XXXX. Borrower inquired about NSF payment. Borrower statedXX/XXXX impacted by XXXX; houXX/XXcame have been reduced. Payment deferral completedXX/XXXX,XX/XXXX. Borrower disputed late fees XX/XXXX. Last contact XX/XXXX to confirm payment.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Loan noted to be in BK13 at start of history; details of filing not provided. BK13 dischargedXX/XXXX.

PROPERTY: Property occupancy is a second home. No property damage noted.
430198082	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated impacted by XXXX, servicer offered deferral which was accepted. Deferral completedXX/XXXX deferring the XX/XXXX through XX/XXXX. No further assistance accepted. Last contact XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958599	2/15/2021	1/9/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted. Majority of contact to schedule payments. Welcome call completed XX/XXXX. Borrower inquired about loan statusXX/XXXX. Borrower called to cancel paymentXX/XXXX. Servicer confirmed hazard insurance premiums paidXX/XXXX. Last contact XX/XXXX borrower made promise to pay for XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431956965	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower's daughter lives in the home and makes the payments. She made promises to pay in XX/XXXX and XX/XXXX. The daughter missed the XX/XXXX payment, but reinstated the following month, and declined payment assistance. Loan transferred servicing in XX/XXXX. The daughter said borrower was out of the country, and requested website password assistance. Borrower began calling in XXXX, and asked about a due date change on the account in XX/XXXX; servicer declined , as the due date had been modified by a prior XXXX mod. Borrower set up auto-draft payments that month. Borrower requested XXXX assistance in XX/XXXX as well. Servicer granted a 3-month deferral beginning in XX/XXXX. No further contact. Borrower resumed payments after deferral expiration.

REASON FOR DEFAULT: XXXX-Pay period at work was changed, excessive obligations. XXXX-XXXX, not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431958464	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Prior servicer completed a deferment in XX/XXXX as disaster assistance. No further contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower called about insurance premiums in XX/XXXX, and accepted a verbal repay in XX/XXXX after a missed payment. Loan reinstated in XX/XXXX. Borrower called about principal curtailments in XX/XXXX, and applied for XXXX assistance in XX/XXXX. Servicer granted a 3-month deferral. Borrower requested additional assistance in XX/XXXX, but didn't submit an application. Borrower resumed payments after deferral expiration. Last contact was in XX/XXXX, borrower gave a promise to pay.

REASON FOR DEFAULT: XXXX-natural disaster, excessive obligations. XXXX-XXXX, reduced work hours, then unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431959049	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has been cooperative. The most recent contact was on XX/XX/XXXX to set up ACH payments.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958012	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower inquired about payment increaseXX/XXXX. Borrower statedXX/XXXX setup ACH and hasn't drafted. Borrower inquired about flood noticeXX/XXXX. Borrower statedXX/XXXX impacted by XXXX; works in XXXX and losing buyeXX/XXcars. Payment deferral completedXX/XXXX,XX/XXXX andXX/XXXX. Borrower requested XXXX deferralXX/XXXX; advised to submit workout financials. No indication borrower submitted for workout.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431956980	3/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower made monthly phone payments or a promise to pay through XX/XXXX, then began paying through the IVR. No contact again until borrower requested XXXX assistance in XX/XXXX. Servicer approved a 3-month deferral, but only completed a 2-month deferral as borrower began paying again in XX/XXXX. Borrower asked about assistance options in XX/XXXX due to reduced income, but was unable to qualify for any retention programs. Last contact was a phone payment in XX/XXXX.

REASON FOR DEFAULT: XXXX, reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431959348	2/1/2021	1/8/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account has 1x30 delinquencies in XXXX and XXXX caused by slow tenants, performing from reinstatement XX/XXXX until request for assistance XX/XXXX. 3 payments were deferred XXXX -XX/XXXX and timely payments resumed in XXXX, last contactXX/XXXX account inquiry.

REASON FOR DEFAULT: XXXX income curtailment due to tenants unemployed

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is non-owner occupied. No property issues noted.

431959344	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account is performing since reinstatement in XX/XXXX after disaster forbearance with little contact until request for assistance XX/XXXX. 2 payments were deferred in XXXX and XX/XXXX. Timely payments have resumed but borrower indicated XX/XXXX that tenants are still not paying timely, he is on disability and also receiving unemployment. Lost mit package requested, docs were to be submitted by end of month per last contactXX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment due to tenant unemployment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is non-owner occupied. No property issues noted.

431957192	3/1/2021	1/26/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower struggles to make the monthly payments, multiple demand notices have been sent. Borrower stated on XX/XXXX that he did not want to set up ACH due to unable to guarantee payment date withdrawal, also stated that he has had bad experience with mortgage companies in the past. Borrower indicated in XX/XXXX that he could not make the XXXX payment because he was still waiting for checks to come in; declined loss mit. Borrower explained on XX/XXXX that he lost his business due to XXXX and not able to make payment.

REASON FOR DEFAULT: Loss of business due to XXXX. Deferral was processed in XX/XXXX for 3 payments. Last contact was on XX/XX/XXXX , borrower called to inquire about deferral. Loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

430561974	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower lost job in XX/XXXX due to medical issues and found new job in XX/XXXX. Rolling delinquency was cured by deferral of 2 payments XX/XXXX, next missed payment XX/XXXX after another job change, cured XX/XXXX. Borrower paid timely until request for assistance XX/XXXX. 3 payments were deferred XXXX-XX/XXXX and timely payments resumed in XX/XXXX, last contact XX/XXXX for phone payment.

REASON FOR DEFAULT: XXXX RFD: income curtailment, medical bills.  XXXX RFD: XXXX income curtailment, borrower trucking jobs were disrupted

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied per seller data. No property issues noted.

431388665	2/1/2021	12/31/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive until XX/XXXX, hardship due to spouse layoff in XXXX, she returned to work then borrower was laid off XX/XXXX. Loss mitigation package submitted XX/XXXX, forbearance approved for $XXXXfrom XXXX -XX/XXXX. Updated financials submitted XX/XXXX, mod denied due to insufficient income of $XXXXorrower appealed the denial and has returned to work, completed a trial plan XX/XXXX-XX/XXXX and servicer deferred 7 payment XX/XXXX. Account remains current, last contact XX/XXXX.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431959529	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX stated impacted by XXXX, servicer offered deferral which was accepted by borrower. Deferral completed XX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance requested. Last contact XX/XXXX borrower stated they no longer need XXXX assistance.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959101	2/1/2021	12/18/2020	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as deceased as of XX/XXXX, death certificate received on XX/XXXX, estate updated, XXXX recognized as Successor in Interest, still pending receipt of documentation of transfer of property to XXXX as of XX/XXXX, no other details provided. No loss mit activity noted. Last contact on XX/XXXX, XXXX was advised of returned payment, borrower declined to discuss account

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431957559	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called in XX/XXXX stating they were impacted by XXXX, servicer offered a deferral. The deferral was completed XX/XXXX deferring the XX/XXXX through XX/XXXX payments. Borrower requested no further assistance. Last contact XX/XXXX borrower made payment over the phone which posted XX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958344	2/1/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Except for 1x 30 loan has been current since XX/XXXX. Borrower contacted the servicer in XX/XXXX for XXXX assistance, notes aren't clear exactly what the hardship is but borrower was granted deferrals in XXXX, XXXX and XX/XXXX. Borrower resumed payments in XX/XXXX, however borrower pays on the last day of the month. Borrower called servicer on XX/XX/XXXX and servicer sent a workout package, but the borrower never returned forms or docs and workout was closed.

REASON FOR DEFAULT:  Income curtailment

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY: Owner occupied

431958095	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact with borrower is limited to PTPs and draft payments. Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXX when the borrower said that they will pay by the 15th.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959000	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower inquiring about their interest rate. The borrower was impacted by XXXX with a 3 month deferral beginning with the XX/XXXX payment. The impact reason was temporary unemployment.

REASON FOR DEFAULT: The RFD for the XXXX impact was temporary unemployment. Prior RFD XX/XXXX was excessive obligations.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431958902	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower requests assistance, the request is withdrawn in XX/XXXX. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XXXX Borrower calls in to request additional assistance. In the most recent contact on XX/XX/XXXX missing loss mit docs are being discussed.

REASON FOR DEFAULT: XX/XXXX Death of a family member. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958473	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Prior servicer branch endorsed and returned insurance check in XX/XXXX and in XX/XXXX; DOL and reason for damages unknown. Borrower declined assistance from prior servicer, and a double payment reinstated the account in XX/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower had a 30-day delinquency that was reinstated in XX/XXXX after another double payment. Borrower had monthly contact with servicer, and usually paid by phone. Borrower mentioned roof repairs in XX/XXXX, reason for damages unknown. Borrower applied for XXXX assistance in XX/XXXX, and servicer approved a 3-month deferral. Borrower resumed payments after deferral. In XX/XXXX, borrower changed back to her maiden name, and said she was waiting to repair the roof before switching from LPI. Last contact was a refinance request in XX/XXXX.

REASON FOR DEFAULT: XXXX-Borrower illness and hospital stay. XXXX-death in the family. XXXX-not working due to XXXX, no UE benefits

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958695	1/1/2021	12/1/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is working on a modification per notes of XX/XXXX. Borrower is approved pending three trial payments. Trial payments are made and mod is approved on XX/XXXX. Property repairs are X% complete per notes of XX/XXXX. Borrower accepts the three month XXXX deferral starting on XX/XXXX. The final contact is on XX/XXXX when borrower calls for a XXXX. The XXXX payment was returned NSF.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be that the borrower is making repairs on the property.  Borrower is still working with the insurance company to get funds for the repairs. Later notes show that the property sustained roof damage due to XX/XXXX.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957276	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had sporadic 30-day delinquencies in XXXX, but declined assistance. Loan transferred servicing in XX/XXXX; borrower declined assistance during welcome call, but accepted a verbal repay plan in XX/XXXX. Servicer completed a one-month deferral in XX/XXXX; no mention of the deferral in the notes. Borrower set up auto-draft payments in XX/XXXX; minimal contact since then. Last contact was in XX/XXXX regarding insurance.

REASON FOR DEFAULT: Excessive obligations, spouse ill and not able to work

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957139	2/15/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contactXX/XXXX when borrower called to discussXX/XXXX payment.

REASON FOR DEFAULT: RFD was noted on XX/XX/XXXX  when borrower stated theXX/XXXX payment due was made via bill pay but it immediately came back as a duplicate payment. Servicer advised to contact bank for why borrower received this information and advised theXX/XXXX payment was not received via bill pay. Borrower made the payment again. It posted XX/XXXX. Borrower previously stated on XX/XXXX RFD as spouse not working and her hours were reduced both due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property occupancy was last noted as owner occupied on XX/XXXX. Comments on XX/XXXX declared  property was located in a XXXX disaster area due to XX/XXXXs declared  on XX/XXXX. There were no comments indicating subject property was effected by the XXXX plus borrower has continued making monthly payments.

431959568	2/1/2021	1/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received XXXX reinstatement funds in XX/XXXX, and made a phone payment in XX/XXXX. Loan transferred servicing in XX/XXXX. Borrower missed the XX/XXXX payment but reinstated the following month and remained current despite an NSF payment in XX/XXXX. Borrower requested a deferral in XX/XXXX, but servicer didn't offer that cure option. In XX/XXXX, borrower requested XXXX assistance. Servicer granted a 4-month deferral beginning in XX/XXXX. Borrower resumed payments after deferral expiration. Borrower retired in XX/XXXX, and had an NSF payment in XX/XXXX that was reinstated in the same month. During last contact in XX/XXXX, borrower asked for a modification review, but servicer was not offering that cure option. Borrower then requested a payoff quote.

REASON FOR DEFAULT: Income impacted due to medical bills; retired

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431957762	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: File was referred to attorney for foreclosureXX/XXXX and borrower reinstated with 7 payments XX/XXXX. No RFD was provided in comments. Borrower received a 3 month XXXX deferral in XXXX due to income curtailment. Loan has been paid as agreed since that time. Limited borrower contact over the last 3 years with last contact XX/XXXX regarding his payment.

REASON FOR DEFAULT:

FORECLOSURE:  FC Attorney ReferralXX/XXXX

BANKRUPTCY:  No BK activity noted

PROPERTY: Property is owner occupied with no damages noted
431958470	2/1/2021	1/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower requested a website password reset in XX/XXXX, and again in XX/XXXX. Borrower updated her phone number in XX/XXXX. Borrower requested XXXX assistance in XX/XXXX. Servicer approved a 3-month deferral. Hardship was on-going, borrower applied for additional assistance but package was incomplete. Borrower made two double payments to reinstate the account in late XXXX. Loss mit review remains open, still with missing information. Last contact was in XX/XXXX. Borrower usually pays at the end of each month.

REASON FOR DEFAULT: XXXX-not provided. XXXX-XXXX, self employed as a hair dresser, not working

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431959116	2/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to make sure account was current.

REASON FOR DEFAULT: Temporary unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958319	1/15/2021	1/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XXXX, borrower made 2 payments via phone.

REASON FOR DEFAULT: RFD per XX/XXXX, finalizing divorce.  RFD per notes on XX/XXXX, excessive obligations and XXXXtial problems.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: BK 7 filed on XX/XX/XXXX ; discharged on XX/XXXX and case terminated in XX/XXXX.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431959112	2/1/2021	1/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Appears borrower was reviewed for loss mit at start of contact history and approved for workout as of XX/XXXX, no other details provided. Borrower XXXX incentive processed as principal curtailments in XX/XXXX, XX/XXXX and XX/XXXX. Borrower inquired about decrease in payments as of XX/XXXX, was advised due to recast after XXXX incentives, was provided with the option of reversing recast and resuming payments as before, co-borrower stated she would let them know, no other details provided. No loss mit activity noted. Last contact on XX/XXXX, borrower inquired about missing payments and if XXXX payment was processed, was advised that it was returned. Co-borrower wanted to pay past due amounts and bring loan current.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431957730	2/1/2021	1/8/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the co-borrower called to check on the status of the account and agreed to a payment by phone. The loan was recently modified in XX/XXXX and the loan has been current since that time. The borrower appears to be cooperative during noted conversations. Workout options were requested in XX/XXXX due to borrower unemployment. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower unemployment and curtailment of income. Hardship appears to have been related to the XX/XXXX. No recent indication that hardship is ongoing after the loan modification.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959530	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated they were impacted by XXXX, servicer offered a deferral which borrower accepted. Deferral completedXX/XXXX deferring XX/XXXX through XX/XXXX payments. No further assistance requested. Last contact XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958998	2/1/2021	1/4/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower checking on the deferral and next due date. The borrower was impacted by XXXX with a 2 month deferral beginning with the XX/XXXX payment. The impact reason was not notated in the comments.

REASON FOR DEFAULT: Most recent RFD for XXXX impact was not provided. Prior RFD in XX/XXXX was impacted financially by XXXX.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431959298	2/15/2021	1/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower stated on XX/XXXX borrower was advised of escrow shortage and ACH; borrower stated that he would let his wife know about the ACH. Co-borrower called in on XX/XXXX stating out of work due to XXXX and unable to make the payments. Deferral was approve and processed in XX/XXXX - XX/XXXX. Last contact was on XX/XXXX, borrower called in to check on pending payment. Loan is current.

REASON FOR DEFAULT: Borrower unemployment due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957537	1/1/2021	12/30/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower reports they have been impacted by XXXX, borrower opts for a FB plan. XX/XXXX A mod is completed. A couple of months after the mod, borrower misses a payment. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XXXX with mod docs being discussed.

REASON FOR DEFAULT: XX/XXXX medical issues. XX/XXXX Curtailment of income. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958534	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: On XX/XXXX the borrower enters a repayment plan. Borrower accepts the three month XXXX deferral starting in XX/XXXX. Last contact is on XX/XXXX when the borrower accepted the deferral.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be some problems with the web site.  On XX/XXXX the rfd is excessive obligations.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958237	2/1/2021	1/15/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contacts are limited to PTPs, draft payments and checking on escrows. On XX/XXXX borrower said that she wants her late fees waived as the prior servicer did. On XX/XXXX borrower says that she is going to have surgery and the medical leave only gives herX% of her normal pay check. Borrower accepts the three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXX when the borrower called with some insurance questions.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be a curtailment in income.  On XX/XXXX the reduction in the borrower income has made her liquidate his savings account and now she is running into difficulties.  She has had to rely upon additional debt to make payments.  On XX/XXXX borrower states that her husband passed away seven years ago.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957000	2/1/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in to return a call, was advised of step rate and confirmed ACH is still active. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout assistance in XX/XXXX and was offered two one-month deferrals in XX/XXXX and XX/XXXX. The loan has remained current over the last 12 months and no recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from the XX/XXXX and increased expenses. No recent indication that hardship is ongoing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959629	2/1/2021	1/4/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested disaster assistance in XX/XXXX, approved for 1 month deferral in on XX/XXXX due to XXXX. Borrower noted as impacted by XXXX-91 in XX/XXXX, approved for 3 month deferral as of XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, co-borrower called for assistance due to XXXX.

REASON FOR DEFAULT: Temporary unemployment due to XXXX and excessive obligations.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Damage to property caused by XXXX noted on XX/XXXX, no other details provided. No other property issues noted.

431957770	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Limited borrower contact over the last 3 years noted in comments. Borrower received a 3 month XXXX deferral in XXXX with no RFD provided. Loan has been paid as agreed since the deferral and is current. Last borrower contact XX/XXXX regarding borrower inquiry to refinance.

REASON FOR DEFAULT:  Unknown

FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY: Property is a second home with no damages noted
431957731	2/9/2021	1/24/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the authorized third party, XXXX who is the non-obligor spouse, called to confirm payment was received and confirmed ACH. The spouse usually handles the account and has been in regular contact. Appears to be cooperative. A five month deferral was completed in XX/XXXX. The loan slipped past due after that point but has remained current during the past 12 months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. Unable to confirm a RFD prior to the deferral completed in XX/XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431957718	1/1/2021	12/23/2020	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Co-borrower requested assistance from prior servicer in XX/XXXX, but was not eligible for a repay plan due to HTI. Co-borrower had regular contact with servicer until loan transferred servicing in XX/XXXX. Co-borrower made phone payments, and accepted a repay plan in XX/XXXX. Loan reinstated in XX/XXXX. Borrower began paying through the IVR in XXXX, and contact became more infrequent, as loan was current. Co-borrower gave a promise to pay in XX/XXXX, but did not pay.

REASON FOR DEFAULT: Excessive obligations; co-borrower (XXXX) illness and medical procedure; not working during illness, just on disability; borrower passed away (XX/XXXX)

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957097	2/1/2021	1/13/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is applying with loss mit, docs are submitted. XX/XXXX A trial mod is approved. XX/XXXX Borrower does not agree with the final mod terms and declines the workout. XX/XXXX Borrower requests a repayment plan, but withdraws the request on XX/XXXX. The most recent contact was on XX/XXXX, borrower is unhappy with the collection calls, payment arrangements.

REASON FOR DEFAULT: XX/XXXX medical expenses.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431958769	3/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Welcome call completed XX/XXXX. Borrower requested assistanceXX/XXXX; unaware of service transfer. Borrower statedXX/XXXX sent payment to prior servicer. medical hardship noted XX/XXXX . Servicer denied repayment planXX/XXXX andXX/XXXX. Borrower stated XX/XXXX receives income 3rd Wed of each month. Borrower called to confirm taxes paid XX/XXXX. Borrower inquired about escrow overage XX/XXXX. Borrower indicatedXX/XXXX impacted by XXXX; has not worked and unsure when will return. Payment deferredXX/XXXX,XX/XXXX andXX/XXXX. Borrower inquired about payment increase XX/XXXX. Last contactXX/XXXX to make payment.

REASON FOR DEFAULT: Borrower illness.  Insufficient income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notesXX/XXXX BK7 discharge; details of filing not provided.

PROPERTY: Property occupancy is owner-occupied. Hazard insurance claim noted XX/XXXX due to XXXX damage. No further details provided.
431959059	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX A mod is completed, no RFD was provided. XX/XXXX The account falls delinquent again. XX/XXXX Borrower requests loss mit assistance, no RFD is given. XX/XXXX A second mod is completed. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. Borrower has been cooperative. The most recent contact was on XX/XXXX with the escrow account being discussed.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

418685143	2/1/2021	1/27/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower has been impacted by XXXX, stated on XX/XXXX that his income has been reduced byX% and was informed by his employer that it could take 8 - 12 weeks for his income to get back to normal. A 3 month deferral was approved; processed in XX/XXXX, XX/XXXX, and XX/XXXX. Last contact was on XX/XXXX, borrower called in stating unable to make the XXXX and XXXX payment due to XXXX crisis and wanted to know if payments can be skipped. Borrower was advised of mod option or paying extra without going through loss mit; borrower stated that he would think about it and call back. Loan is current.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959228	3/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Welcome call completed XX/XXXX. Borrower inquired about account statusXX/XXXX. XXXX incentive appliedXX/XXXX. Borrower statedXX/XXXX impacted by XXXX; lost part time job and job cut to XX/XXXX Payment deferral completedXX/XXXX,XX/XXXX. Borrower calledXX/XXXX to confirm payment; borrower was advised of lender-placed insurance. Last contact XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. Borrower statedXX/XXXX has hazard claim check; fixing kitchen. No further details provided. 3rd party inquired about status of claim being endorsed.
431958031	2/1/2021	1/2/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX but servicer denied assistance on XX/XXXX. Last contact on XX/XXXX, servicer advised that they need proof of insurance or lender placed insurance would implemented.

REASON FOR DEFAULT:  Borrower lost his second job in XX/XXXX. Borrower ill as of XX/XXXX and can not afford payments. RFD per notes on XX/XXXX, loss of income due to illness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Borrower's wife called in on XX/XXXX stating that they wanted to file a flood insurance claim due to mice chewing thru their pipes. Servicer advised to call insurance company. No other details provided. Owner occupied per data tape.
419988323	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower wanting to add her daughter to the loan. The borrower was impacted by XXXX due to temporary unemployment and was approved for a 3 month deferral beginning XX/XXXX. The borrower has paid current since the end of the deferral.

REASON FOR DEFAULT: The reason for default for the XXXX impact was temporary unemployment. The reason for default in XX/XXXX was temporary unemployment.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431957708	2/1/2021	1/1/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower set up auto-draft payments in XX/XXXX. infrequent contact with borrower over the next year. Borrower requested XXXX assistance in XX/XXXX, and servicer completed a 2-month deferral. Borrower resumed payments after deferral expiration. Last contact was in XX/XXXX, borrower requested insurance contact information.

REASON FOR DEFAULT: XXXX, reduced work hours

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958388	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show that the borrower has entered into a deferral. and the rfd was some unexpected expenses. Borrower accepts a three month XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXX when the borrower makes a payment.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be excessive obligations as the car needed some repairs.  A workout plan starts on XX/XXXX.  On XX/XXXX the rfd changes to some back tax issues.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431957217	2/1/2021	1/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower accepted a promise to pay plan on XX/XXXX, stating delay due to oversight in the payment. NSF was processed in XX/XXXX. Demand letter was sent on XX/XXXX. Borrower made 2 payments in XXXX bringing the loan current. Last contact was on XX/XXXX, borrower called, promised to pay on the 5th of XXXX .

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959109	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower diagnosed with cancer and has been in and out of hospital as of XX/XXXX. Borrower noted as impacted by XXXX in XX/XXXX, borrower requested assistance as of XX/XXXX, approved on XX/XXXX for 3 month deferral starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower stated she mailed in payment on XX/XXXX.

REASON FOR DEFAULT: Temporary unemployment due to XXXX and curtailment of income.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property located in designated XX/XXXX XXXX disaster area as of XX/XXXX. No property issues noted.

431957543	2/1/2021	1/7/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated they were impacted by XXXX, servicer offered a deferral. Borrower accepted the deferral, servicer as ofXX/XXXX deferred the XX/XXXX through XX/XXXX payments. on XX/XX/XXXX borrower stated still impacted and requested further assistance, servicer advised workout packet needs to be completed. As ofXX/XXXX servicer notes no workout received so loss mit closed.

REASON FOR DEFAULT: XXXX income reduction.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431958934	2/1/2021	1/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Welcome call completed XX/XXXX. Borrower setup 3-paymentsXX/XXXX. Borrower inquired about workout optionsXX/XXXX; hardship not provided. Borrower inquired about insurance letter XX/XXXX. Borrower stated XX/XXXX still having hardship. Servicer confirmed receipt of borrower financialsXX/XXXX, however incomplete. Borrower inquired about double payment being draftedXX/XXXX. Borrower indicated XX/XXXX impacted by XXXX; loss of work. Payment deferral completedXX/XXXX,XX/XXXX andXX/XXXX. Borrower inquired XX/XXXX if deferrals being extended. Borrower statedXX/XXXX completing refinance. Last contactXX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.
431958978	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower discussing possible lower payments in the future. The borrower was impacted by XXXX due to curtailment of income. The loan had a deferral for the month of XX/XXXX, with the borrower resuming payments and not wanting any other payments deferred, then applied for Assistance XX/XXXX and was still ongoing XX/XXXX.

REASON FOR DEFAULT: There was no reason for default provided in the comments.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY:  No property issues noted

431959172	1/1/2021	12/31/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: There was little borrower contact throughout XXXX-XXXX delinquencies, hardship caused by variable commission income. Account was performing after most recent reinstatement in XX/XXXX until missed payment XX/XXXX. Borrower requested XXXX assistance at last contactXX/XXXX, servicer offered a 6 month repayment plan that borrower isn't sure will be affordable, no promise to pay is noted.

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

430562431	2/1/2021	1/5/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic 30-delinquent prior to default in XX/XXXX, daughter authorized to handle account as borrower is in out of work and in chemo treatment, disability payments delayed. Trial plan was completed XXXX-XX/XXXX and mod finalized XX/XXXX, borrower paid timely until request for assistance XX/XXXX. 1 payment deferred XX/XXXX, last contactXX/XXXX borrower confirmed further assistance is not needed.

REASON FOR DEFAULT: XXXX: Borrower illness, income curtailment. XXXX: XXXX income curtailment, details unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957448	1/15/2021	1/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to make a payment by phone. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout options in XX/XXXX and three one month deferrals were completed for the XX/XXXX, XX/XXXX and XX/XXXX payments. The loan is current but has rolled 30 days past due various times in the past 12 months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to both the borrower and spouse being out of work due to work closure from XX/XXXX. The notes indicate hardship is no longer continuing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes reflect a discharged bankruptcy in the past but unable to confirm the chapter, case number, or dates.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958740	2/1/2021	1/3/2021	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. XX/XXXX Borrower submits an application for further assistance, but application is closed in XX/XXXX due to inactivity. The most recent contact was on XX/XX/XXXX with borrower calling to discuss a lien on their home.

REASON FOR DEFAULT: XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431957595	1/1/2021	12/8/2020	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for modification in XX/XXXX but did not execute the mod. Last contact on XX/XXXX, borrower stated she has proof that her last payment was not returned NSF and she would send in proof.

REASON FOR DEFAULT:  RFD per notes on XX/XXXX, illness of borrower. Borrower stated that they lost a tenant in XX/XXXX but are looking for a new one.  RFD per notes on XX/XXXX, borrower laid off due to XXXX.  Unable to determine if employment was regained.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
431959153	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower making a payment. The borrower was impacted by XXXX due to curtailment of income that resulted from hours cut at work with a deferral of 3 payments beginning in XX/XXXX. The borrower had previously was delinquent due to impact of XX/XXXX. In XXXX.

REASON FOR DEFAULT: There was no reason for default as the loan has been 0 times over 30 days delinquent for the last 36 months.

FORECLOSURE: No Foreclosure activity

BANKRUPTCY: No Bankruptcy current activity

PROPERTY:  No property issues noted

430572759	2/1/2021	1/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX . the co-borrower called to ask if the flood insurance had been paid. no further details were noted. The borrower has also recently inquired about refinancing options. The loan was modified in XX/XXXX. The borrower also began requesting workout assistance options in XX/XXXX and three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. The borrower appears to be cooperative during noted conversations. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from XX/XXXX and temporarily out of work. No recent indication of ongoing hardship..

FORECLOSURE: The loan was in foreclosure prior to the modification in XX/XXXX. No further FC activity found.

BANKRUPTCY: A chapter 13 bankruptcy was filed inXX/XXXX and relief granted in XX/XXXX. Unable to determine the case number. No further BK activity found.

PROPERTY: The property occupancy is unknown. No indication of damage or ongoing repairs.
431959584	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, outbound call to the borrower to discuss payments due and paperless statements. The borrower has been in frequent contact and appears to be cooperative during noted conversations. The loan is current but did have a brief period of delinquency in the past 12 months that was quickly brought current. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXXwas due to excessive obligations. No indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431958424	2/15/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX wanted to be reviewed for a new MOD since prior MOD interest only period was ending, servicer advised a workout packet must be sent in for review. Borrower never sent in a workout packet. Last contactXX/XXXX borrower called in and made a payment over the phone which postedXX/XXXX.

REASON FOR DEFAULT: Excessive obligations

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
430196756	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XXXX stated they were impacted by XXXX, servicer offered a deferral which was accepted. Deferral completedXX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance requested. Last contactXX/XXXX when loan details discussed.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: NA

BANKRUPTCY: BK 13 filed XX/XXXX and dischargedXX/XXXX.

PROPERTY: NA

431488206	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts the XXXX deferral starting in XX/XXXX. The final contact is on XX/XXXX when the borrower asks about the telephone recording and a three month XXXX deferral.

REASON FOR DEFAULT:  Notes from XX/XX/XXXX  show the RFD to be unemployment.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431959307	1/1/2021	12/14/2020	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower is deceased, date of death not available. Potential successor in interest: XXXX (daughter) and/or XXXX. Ms. XXXX stated in XX/XXXX that she had her hours reduced at work; declined loss mit. Demand notices have been sent. Intent is to retain the property. 3rd party XXXX called to schedule a payment on XX/XXXX. Demand notice was sent on XX/XXXX. Intent is to retain the property. Loss mit review was initiated in XXXX but workout was closed, 3rd party stated on XX/XXXX that she changed her mind because she could not afford it. Assistance application withdrawal was completed on XX/XXXX. It was noted on XX/XXXX that a woman claiming to be the borrower called in to schedule a payment. An online XXXX notification was submitted on XX/XXXX. A repayment plan offer was sent on XX/XXXX however, 3rd party requested workout closure in XX/XXXX; workout was closed on XX/XXXX. Last contact was on XX/XXXX, an individual claiming to be the borrower scheduled a payment. Loan is currently delinquent.

REASON FOR DEFAULT: Death of borrower and curtailment of income.

REASON FOR DEFAULT: Death of borrower, curtailment of income.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XXXX.

418799494	2/6/2021	1/28/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower called to review account XX/XXXX; amount to reinstate. Borrower confirmed promise-to-payXX/XXXX. Borrower hardship noted XX/XXXX due to illness in family. Borrower requested address for claim check XX/XXXX.

REASON FOR DEFAULT: Family illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. Borrower requested address for claim check XX/XXXX. No further details provided.
431957014	2/1/2021	12/28/2020	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XXXX, the borrower called in and was advised of the deferral. The borrower had previously requested workout options in XX/XXXX and was offered three one-month deferrals in XX/XXXX, XX/XXXX and XX/XXXX. The loan has remained current throughout the past 12 months. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from the XX/XXXX and was out of work indefinitely. Hardship does not appear to be ongoing..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431959048	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact is recorded. XX/XXXX Borrower reports they have been impacted by XXXX, a deferral is completed. The most recent contact was on with docs for lender placed insurance being discussed.

REASON FOR DEFAULT: XX/XXXX Fixed income. XX/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431959113	2/1/2021	1/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reviewed for loss mit in XX/XXXX, removed from loss mit on XX/XXXX at borrower request. Borrower reviewed for loss mit in XX/XXXX, borrower called on XX/XXXX, did not want his name on loan anymore, did not want the financial obligation, wanted his wife to make the payments, loan was not assumable, advised to do refinance, removed from loss mit review on XX/XXXX since borrower was no longer interested. Loan reviewed for loss mit in XX/XXXX, denied on XX/XXXX due to insufficient information received from borrower. Loan reviewed for loss mit in XX/XXXX, closed on XX/XXXX since borrower not experiencing hardship. No other loss mit activity noted. Borrower called in XX/XXXX and requested pay history that showed he made all his payments, multiple pay histories were sent to borrower, but borrower continued to make same request, last request for pay history on XX/XXXX. Last contact on XX/XXXX, borrower discussed account and requested pay history, advised working on sending one out on XX/XXXX.

REASON FOR DEFAULT: Excessive obligations and borrower illness.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Borrower inquired about making a claim in XX/XXXX, advised to contact insurance carrier, property damage noted on XX/XXXX, nature of damage not specified. No other details provided. COL and DOL are unknown. No other property issues noted.
431958177	3/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact via websiteXX/XXXX when borrower submitted XXXX notification that borrower was impacted and couldn't make the monthly payment. Servicer deferred the XX/XXXX payment coming due. Borrower then made an online notification that borrower could make the payment and had no hardship.

REASON FOR DEFAULT: No recent payment default. RFD was last noted on XX/XX/XXXX  as excessive obligations.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XX/XXXX as owner occupied. Current property condition is unknown.
431958205	2/1/2021	1/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XXXX when borrower submitted online XXXX update stating borrower was impacted by income and needed assistance. The details of impact are unclear. Servicer provided 2 month deferment and has since been trying to contact borrower with no success. Last Dialer attempt was made on XX/XXXX.

REASON FOR DEFAULT: RFD was last noted on XX/XXXX as income impact due to XXXX. It is unclear if borrower is still impacted by XXXX. Previous default was noted on XX/XXXX as death in the family and excessive obligations.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy was last noted on XX/XXXX as owner occupied. Current property condition is unknown.
431957561	2/1/2021	1/14/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated loan inXX/XXXX with a payment of $XXXX covering the XX/XXXX through XX/XXXX. Borrower on XX/XX/XXXX stated effected by XXXX, servicer offered a deferral which was completed; the XX/XXXX through XX/XXXX payments were deferred. No further assistance requested. Last contactXX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: XXXX income curtailment.

FORECLOSURE: Referred to FCXX/XXXX which was canceled XX/XXXX.

BANKRUPTCY: NA

PROPERTY: NA

431958477	2/1/2021	1/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower declined assistance in XX/XXXX, and made double payments to reinstate on her own in XX/XXXX. No further contact with prior servicer. Loan transferred servicing in XX/XXXX, and borrower asked about a payment change. Borrower paid via the IVR, and had minimal contact with servicer. Auto-draft payments were set up in XX/XXXX. Borrower requested XXXX assistance in XX/XXXX, and servicer approved a 3-month deferral. Last contact was in XX/XXXX when borrower requested additional assistance, but servicer did not have other retention options. Borrower resumed auto-draft payments.

REASON FOR DEFAULT: XXXX-Borrower illness. XXXX-XXXX, borrower laid off

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431957372	3/1/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance XX/XXXX after loss of employment and was placed on a reduced payment plan, but failed to return documents until submitting loss mit application XX/XXXX. Trial plan was completed XXXX-XX/XXXX and mod finalized XX/XXXX. Account was performing post-mod until request for assistance XX/XXXX, 1 payment deferred XX/XXXX and timely payments resumed in XXXX. Last contactXX/XXXX to change EZpay draft date.

REASON FOR DEFAULT: XXXX income curtailment due to temporary work furlough

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431957414	2/15/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had monthly contact with servicer, but declined payment assistance. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower continued to have monthly contact with servicer, and accepted a repay plan in XX/XXXX. Borrower defaulted on the plan, and a new plan was approved in XX/XXXX. Plan was finished in XX/XXXX, borrower reinstated that month and has since remained current. Last contact was in XX/XXXX when borrower made a phone payment and set up auto-draft payments.

REASON FOR DEFAULT: Family death (uncle), excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431958702	2/15/2021	1/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Notes from XX/XXXX show that the borrower received a 3 month deferral and borrower closes on a permanent modification. The final contact is on XX/XXXX when the borrower stated that she had thought she made the payment.

REASON FOR DEFAULT:  No RFD given

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: Notes from XX/XXXX show that the borrower was discharged in bankruptcy but no supporting information is supplied.

PROPERTY: No property issues found.

431957166	2/1/2021	1/6/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was current until XX/XXXX when RFD was unemployment due to XXXX. Borrower was granted deferrals in XXXX and XX/XXXX. Didn't need any other assistance and has been current otherwise. Last contact wasXX/XXXX.

REASON FOR DEFAULT:  Unemployment due to XXXX

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Property is owner occupied.

431957017	2/1/2021	1/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in and said is still out of work and needs assistance. Was advised of the post-XXXX form to fill out on the website. The borrower began requesting assistance in XX/XXXX and three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. No further notes regarding the borrower's workout request since the last contact and no indication of loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to the borrower still being out of work. Was impacted by the XX/XXXX and hardship appears to still be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957822	2/15/2021	1/25/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated 4 payments XX/XXXX, borrower declined to discuss financials or loss mitigation. Account was performing until late payment XX/XXXX, there is little borrower contact and no hardship provided. Last contact XX/XXXX to confirm ACH setup.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A
BANKRUPTCY: N/A
PROPERTY: Property is owner occupied. No property issues noted.

431958516	3/1/2021	1/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called in to discuss an online payment. The borrower appears to be cooperative during noted conversations. The borrower began calling in XX/XXXX to request payment options and the history shows three one-month deferrals completed in XX/XXXX, XX/XXXX, and XX/XXXX. The loan has remained current over the past 12 months. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to being impacted by the XX/XXXX and was out of work. Unclear if hardship is ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431957054	2/1/2021	1/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XXXX with the borrower making a payment. The borrower has struggled making biweekly payments and thought a full payment was made in XXXX, but lacked half a payment to complete it.

REASON FOR DEFAULT: Prior RFD was ill family member and curtailment of income in XX/XXXX.

FORECLOSURE: No foreclosure activity

BANKRUPTCY: No Bankruptcy activity

PROPERTY: No property issues noted

431957455	2/1/2021	1/5/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX , the borrower called to discuss the account and was advised of deferrals being the reason the account was paid ahead. The borrower appears to be cooperative during noted conversations. The borrower began requesting workout options in XX/XXXX and three one-month deferrals were completed in XX/XXXX, XX/XXXX and XX/XXXX. The loan has remained current for the past 12 months. No recent indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD last noted in impact from XX/XXXX and lost hours at work. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The notes confirm the property is owner occupied. No indication of damage or ongoing repairs.
431959323	2/1/2021	1/9/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Possible XXXX mod completed prior to start of contact history per comments on XX/XXXX. Borrower noted as impacted by XXXX as of XX/XXXX, approved for 3 month deferral on XX/XXXX starting with XX/XXXX payment. No other loss mit activity noted. Last contact on XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Borrower spouse unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958261	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called inXX/XXXX and stated they were impacted by XXXX, deferral was offered to borrower who accepted deferral. On XX/XXXX deferral was completed deferring XX/XXXX through XX/XXXX payments. Borrower on XX/XXXX stated they are still impacted and requested further assistance, servicer advised borrower to complete a workout packet and send in; servicer never received a workout packet.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431959455	2/1/2021	1/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, denied on XX/XXXX due to inability to afford modified payment. Borrower offered short sale option in XX/XXXX, borrower declined on XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XXXX, final mod approved on XX/XXXX, signed mod docs received from borrower on XX/XXXX. Borrower requested assistance in XX/XXXX, offered repayment plan on XX/XXXX. Borrower noted as impacted by XXXX as of XX/XXXX, approved for 3 month repayment plan as of XX/XXXX. Borrower advised on XX/XXXX to make all payments that are feasible and he would be reviewed for assistance if unable to reinstate account. Loan reviewed for loss mit in XX/XXXX, approved for mod as of XX/XXXX, final signed mod received from borrower on XX/XXXX. No other loss mit activity noted. Last contact on XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: Borrower unemployment and family medical.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431958003	2/1/2021	12/11/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited contact noted with borrower; majority of contact to schedule payments. Borrower indicated hardship XX/XXXX due to payment adjustment; declined assistance. Welcome call completed XX/XXXX. Borrower stated XX/XXXX impacted by XXXX. Payment deferral completed XX/XXXX,XX/XXXX andXX/XXXX.

REASON FOR DEFAULT: Insufficient income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431958567	2/15/2021	1/29/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called inXX/XXXX stating impacted by XXXX, servicer offered a deferral which was accepted. Deferral completedXX/XXXX deferring the XX/XXXX through XX/XXXX payments. No further assistance requested. Last contact XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
418351245	1/24/2021	12/31/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepts the XXXX deferral starting in XX/XXXX. No contact with the borrower after the deferral.

REASON FOR DEFAULT:  Notes from XX/XXXX show the RFD to be that the borrower job was shut down.

FORECLOSURE: No foreclosure issues found.

BANKRUPTCY: No bankruptcy issues found.

PROPERTY: No property issues found.

431958760	1/1/2021	12/21/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 3	BORROWER CONTACT: Servicer contact history beginsXX/XXXX. Limited borrower contact noted; majority of contact with borrower to schedule payments. Welcome call completed XX/XXXX. 3rd party setup paymentXX/XXXX. Borrower statedXX/XXXX made payment to prior servicer. Borrower called to review escrow analysis XX/XXXX. Borrower again calledXX/XXXX to discuss escrow account. Borrower inquired about letter from insurance XX/XXXX. Borrower confirmed ACHXX/XXXX. Borrower indicated XX/XXXX impacted by XXXX; has not been working. Payment deferral completedXX/XXXX,XX/XXXX andXX/XXXX. Borrower inquired about FB pan XX/XXXX. Borrower again statedXX/XXXX not working due to XXXX. Servicer approved 12-month repayment plan XX/XXXX. Borrower advised of plan XX/XXXX. Last contact XX/XXXX to confirm payment.

REASON FOR DEFAULT: Borrower unemployment.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property occupancy is owner-occupied. No property damage noted.